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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08941
                                  ----------------------------------------------

                                             The Vantagepoint Funds
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             777 North Capitol Street, NE, Washington D.C.     20002-4240
        ------------------------------------------------------------------
             (Address of principal executive offices)          (Zip code)

             Paul Gallagher, Secretary of the registrant
             777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600
                                                   -------------------

Date of fiscal year end:   12/31/03
                         ----------------------------

Date of reporting period:  01/01/03 - 12/31/03
                          ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 (Report to Shareholders):  The annual report is attached.

--------------------------------------------------------------------------------

                             THE VANTAGEPOINT FUNDS
--------------------------------------------------------------------------------

                                  ANNUAL REPORT

                                DECEMBER 31, 2003


                                     [LOGO]
                               THE VANTAGEPOINT(R)
                                      FUNDS

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Table of Contents

Letter from the President of The Vantagepoint Funds .......................    1
Letter from Vantagepoint Investment Advisers, LLC .........................    2
Management's Discussion of Fund Performance ...............................    5

Vantagepoint Funds
   Report of Independent Auditors .........................................   53
   Statements of Assets and Liabilities....................................   54
   Statements of Operations ...............................................   58
   Statements of Changes in Net Assets ....................................   62
   Financial Highlights ...................................................   73
   Notes to the Financial Statements ......................................   97
   Schedules of Investments................................................  119

Master Investment Portfolio
   Report of Independent Auditors..........................................  173
   Statements of Assets and Liabilities....................................  174
   Statements of Operations ...............................................  175
   Statements of Changes in Net Assets ....................................  176
   Notes to the Financial Statements ......................................  178
   Schedules of Investments................................................  187

Joan McCallen                                       777 North Capitol Street, NE
President                                              Washington, DC 20002-4240

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Shareholders:

Expectations for rising corporate profits, continued low interest rates and a reviving economy contributed to a robust recovery in the equity markets in 2003, which is heartening news for those who stayed with their asset allocations through the last three down years.

We encourage our investors to take a long-term perspective, focused on building assets for their retirement years. The steady historical performance of the Vantagepoint Funds has demonstrated the value of our multi-management investment philosophy, which is designed to offer our mutual fund investors the opportunity to diversify their investments between different investment managers with complementary investment styles.

This was certainly the case in the past six months, when several of our funds performed at or above peer groups of like mutual funds. Of course, past performance is no guarantee of future results. Our Investment Division provides more details on our funds' performance in this annual report.

The turnaround in the equity markets was just one of the major stories in 2003. Unfortunately, actions by some mutual fund firms drew the attention of regulators who found trading irregularities that were contrary to the interests of shareholders and in some cases illegal.

At the Vantagepoint Funds and Vantagepoint Investment Advisors, LLC, our investment adviser, we follow strict guidelines to seek to prevent late trading and market timing abuses. We sent our policies to you in a previous letter and they are available on our Web site at www.icmarc.org. Our standard of integrity is tied to our roots in the public sector.

For our Vantagepoint IRA investors, we continued to provide new services to enhance our product, which we believe is the most competitive available to public sector investors. We received welcome praise for our VantageLink Web site from DALBAR, an independent consulting service that sets high criteria for services in the retirement plan industry.

During the year, we added new services to make retirement planning easier. Our eDelivery service helps you reduce your paperwork burden by presenting your statements online, and VantageView is our one-stop source to help you keep track of all of your online financial information.

We also launched our Sidecar, or deemed, IRA product, which has proved popular with our plan sponsors. Sidecar integrates an IRA into the employer's retirement plan, offering a significant benefit to participants with little administrative responsibility for the employer.

All of our work, whether through The Vantagepoint Funds or our related products and services, is dedicated to building retirement security for our public sector employees and their families. We look forward to another year of serving you, our clients.

Sincerely,

/s/ JOAN MCCALLEN

Joan McCallen

                                     [LOGO]
                              The Vantagepoint(R)
                                      funds

* This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. The ICMA Retirement Corporation does not offer specific tax or legal advice. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds prospectus carefully prior to investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400. VantagePlanning fee based financial planning services are offered through the ICMA Retirement Corporation, a federally registered investment adviser. Please consult all disclosure documents prior to initiating any plan.

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LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS        777 North Capitol Street, NE
                                                       Washington, DC 20002-4240

Dear Shareholders:

In a welcome turnaround from the previous three years, U.S. and foreign stocks produced strong positive returns in 2003. At the same time, bonds reversed their three-year trend of outperforming stocks. A sampling of the year's returns:*

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

Lehman Brothers Aggregate Bond Index                                       4.11%
(Investment-grade U.S. bonds)

S&P 500 Index                                                             28.70%
(Larger U.S. Stocks)

Wilshire 5000 Total Market Index                                          31.65%
(All U.S. stocks)

MSCI EAFE Index                                                           39.15%
(Non-U.S. developed-country stocks)

Wilshire 4500 Index                                                       43.85%
(Smaller U.S. stocks)

In this rewarding environment, many of the Vantagepoint Funds not only delivered double-digit returns but exceeded the returns of their respective benchmarks.

Fund Returns

Vantagepoint Actively Managed Funds                 Year Ended December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Money Market Fund                                  0.60%
Vantagepoint Income Preservation Fund                           3.51%
Vantagepoint US Government Securities Fund                      1.66%
Vantagepoint Asset Allocation Fund                             25.97%
Vantagepoint Equity Income Fund                                33.09%
Vantagepoint Growth & Income Fund                              30.49%
Vantagepoint Growth Fund                                       28.71%
Vantagepoint Aggressive Opportunities Fund                     44.68%
Vantagepoint International Fund                                31.31%

Vantagepoint Index Funds                                      Class I   Class II
--------------------------------------------------------------------------------
Vantagepoint Core Bond Index Fund                               3.59%      3.88%
Vantagepoint 500 Stock Index Fund                              27.98%     28.24%
Vantagepoint Broad Market Index Fund                           31.08%     31.30%
Vantagepoint Mid/Small Company Index Fund                      42.17%     42.53%
Vantagepoint Overseas Equity Index Fund                        37.75%     37.85%

Vantagepoint Model Portfolio Funds
--------------------------------------------------------------------------------
Vantagepoint Savings Oriented Fund                                         9.93%
Vantagepoint Conservative Growth Fund                                     14.64%
Vantagepoint Traditional Growth Fund                                      20.68%
Vantagepoint Long-Term Growth Fund                                        27.21%
Vantagepoint All-Equity Growth Fund                                       33.26%

A discussion of each Fund's 2003 result follows, beginning on page 5.

*This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index consists of investment-grade U. S. fixed income securities. The S&P 500 Index is an index comprised of 500 larger capitalization stocks traded in the U. S. The Wilshire 5000 Total Market Index is composed of U. S. domiciled companies for which daily pricing is available and is a broad measure of the U. S. equity market. The Wilshire 4500 Index consists of all stocks in the Wilshire 5000 Total Market Index except those included in the S&P 500 Index. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund's portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in the funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds' prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400


2                                   [LOGO]
                    Vantagepoint(R) Investment Advisers, LLC

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Improved Conditions for Stocks

Equity investors deserved a respite after three disappointing years from 2000 to 2002, and the markets responded. Several factors drove stocks higher for the year:

     o First, the global economic picture began to improve. The 2003 tax cuts put more cash in U.S. consumers' pockets. Additionally, signs of accelerated growth gave businesses the confidence to spend. As the U.S. economy perked up, it provided a boost to other major world economies as evidenced by positive GDP growth in the EU and Japan.

     o Second, corporate earnings rose as the economy gained steam. Operating earnings for S&P 500 Index companies rose at double-digit rates each quarter in 2003.

     o Third, interest rates were low in absolute terms. Interest rates did rise in the second half of 2003 but remained low by historic standards. And the Federal Reserve, which controls the overnight lending rate, kept that rate below the rate of inflation as insurance against a slip back into recession.

     o Fourth, geopolitical uncertainty was reduced by the swiftness of major military action in Iraq. Additionally, a second calendar year without major terrorist acts on U.S. soil lessened security concerns.

An additional factor contributed to the outperformance of international stocks compared to U.S. stocks--the decline of the U.S. dollar. The dollar weakened against major world currencies like the euro, the yen and the British pound. For U.S.-based investors, this added to the already positive returns of foreign stocks in local currencies.

While equity investors were thrilled by these returns, it is too early to know if 2003 was the start of another bull market or a temporary time-out from the previous years' bear market. Some of the risks that weighed the markets down over the past several years have lessened. Other risks, such as rising interest rates, are higher today and still other risks can't be estimated, or even known. As always, one of the individual investor's best strategies for coping with investment uncertainty is to maintain a well-diversified portfolio that is consistent with your own individual time horizon and tolerance for risk.

Bond Market in Retreat

The bond market changed direction in mid-2003 as well. Interest rates fell to 45-year lows in the first half of the year, and the Federal Open Market Committee reduced the overnight lending rate from 1.25% to 1.00% in June. The bond market dynamic changed, however, as the economic outlook grew more positive. Intermediate- and long-term interest rates began to rise at mid-year, which pressured bond prices lower.

Short-term rates, on the other hand, stayed low, in line with the 1.00% overnight lending rate. For this reason, money market funds produced minimal positive returns in 2003.

Looking ahead, it is unlikely that bonds will continue to produce the consistent positive returns of the past few years. Typically, interest rates rise when the economy heats up, which causes bond prices to drop. And even if interest rates don't rise, they have little room to fall further.

Investment Changes in 2003 and 2004

One of Vantagepoint Investment Advisers' (VIA's) key responsibilities is to strive to continue to maintain the historically competitive performance of The Vantagepoint Funds. From time to time, VIA recommends proactive changes in the Funds to the Vantagepoint Funds' Board of Directors. In late 2003 we recommended a change of subadviser and investment strategy for the US Government Securities Fund. Effective at the end of 2003, Mellon Capital Management Corporation replaced Seix Investment Advisors, Inc. as the US Government Securities Fund's subadviser. Mellon will seek to employ a very risk-controlled strategy that attempts to match the performance of the Lehman Intermediate Government Bond Index, with lower management fees than the previous subadviser.

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--------------------------------------------------------------------------------

The Board of Directors approved several other changes in late 2003 for implementation in the first quarter of 2004. First, Mellon Capital Management Corporation will assume subadvisory responsibility for the five Vantagepoint Index Funds. Mellon will separately manage the Funds' portfolios to seek to match the performance of their existing benchmarks. Fund expense ratios are not expected to change. Previously, the Index Funds invested all of their assets in a "Master Portfolio" managed by Barclays Global Fund Advisors. Second, the Board approved some minor changes to the component fund weights of three of the five Model Portfolio Funds. VIA recommended these changes to seek to further strengthen the return/risk profiles of these Funds.

Sincerely,

Vantagepoint Investment Advisers, LLC

* The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

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VANTAGEPOINT MONEY MARKET FUND

The Vantagepoint Money Market Fund's objective is to seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The Fund pursues this objective by investing all of its assets in the Short Term Investments Co. Liquid Assets Portfolio which is managed by AIM Advisors, Inc. Portfolio holdings are high-quality, short-term money market instruments, such as short-term U.S. Government and Agency securities and short-term corporate obligations.

PERFORMANCE

The Vantagepoint Money Market Fund returned 0.60% in 2003. The Fund's benchmark, the 30-day U.S. Treasury bill, returned 1.02%, and its peer group of money market funds, the MFR First Tier Retail Average, returned 0.49%.

COMMENTARY

Interest rates fell to 45-year lows in the first half of 2003 and the Federal Open Market Committee lowered the overnight lending rate from 1.25% to 1.00%. In the second half of the year, however, economic data releases began to point to an acceleration of growth in the U.S. This information drove medium- and long-term interest rates higher, while leaving short-term rates unchanged.

Despite indications that the U.S. economy is on a firmer footing, inflation remained tame at just 1.9% in 2003. Low inflation and slow job growth gave the Federal Open Market Committee the flexibility to hold the overnight lending rate at 1.00% through year-end to reinforce the economic expansion. The AIM Portfolio's average maturity was 40 days at year-end. The AIM Portfolio has the highest quality rating for money market funds, with all securities rated A-1/P-1 by Moody's Investors Service.*

* Moody's Investors Service is one of the leading providers of independent credit ratings and research to the capital markets. Moody's publishes credit opinions, research, and ratings on fixed income securities, issuers of securities and other credit obligations.

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VANTAGEPOINT MONEY MARKET FUND VS. U.S. T-BILLS (30 DAY) AND MFR FIRST TIER
RETAIL AVERAGE: GROWTH OF $10,000 INVESTED MARCH 1, 1999

================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                               MFR First
                              Tier Retail    US T-Bills
                Vantagepoint     Average      (30 Day)
                   Money        (no fees,     (no fees,
                  Market        taxes, or     taxes, or
                   Fund         expenses)     expenses)

 Mar 1, 1999       10,000        10,000        10,000
Mar 31, 1999       10,038        10,035        10,043
                   10,075        10,069        10,080
                   10,111        10,104        10,114
Jun 30, 1999       10,148        10,139        10,154
                   10,188        10,175        10,193
                   10,228        10,212        10,232
                   10,269        10,251        10,272
                   10,312        10,291        10,312
                   10,355        10,332        10,349
Dec 31, 1999       10,401        10,374        10,395
                   10,447        10,418        10,437
                   10,491        10,461        10,482
                   10,539        10,506        10,532
                   10,588        10,552        10,580
                   10,640        10,599        10,633
Jun 30, 2000       10,694        10,649        10,676
                   10,750        10,700        10,727
                   10,806        10,752        10,781
                   10,860        10,803        10,836
                   10,917        10,855        10,897
                   10,972        10,907        10,952
Dec 31, 2000       11,029        10,959        11,007
                   11,083        11,009        11,066
                   11,127        11,056        11,108
                   11,174        11,098        11,154
                   11,215        11,138        11,198
                   11,254        11,174        11,234
Jun 30, 2001       11,288        11,206        11,266
                   11,320        11,236        11,300
                   11,353        11,265        11,335
                   11,381        11,290        11,366
                   11,403        11,311        11,392
                   11,421        11,328        11,412
Dec 31, 2001       11,437        11,343        11,428
                   11,451        11,355        11,444
                   11,465        11,367        11,459
                   11,480        11,378        11,474
                   11,494        11,390        11,492
                   11,508        11,401        11,509
Jun 30, 2002       11,520        11,412        11,524
                   11,533        11,422        11,541
                   11,546        11,433        11,557
                   11,557        11,443        11,574
                   11,570        11,452        11,590
                   11,580        11,460        11,603
Dec 31, 2002       11,590        11,467        11,616
                   11,598        11,474        11,628
                   11,605        11,480        11,638
                   11,612        11,485        11,650
                   11,619        11,491        11,661
                   11,626        11,496        11,671
Jun 30, 2003       11,632        11,501        11,683
                   11,636        11,505        11,691
                   11,641        11,508        11,699
                   11,646        11,512        11,709
                   11,650        11,516        11,717
                   11,655        11,519        11,725
Dec 31, 2003       11,659        11,523        11,735

Source for Benchmark Returns: iMoneyNet & Ibbotson Associates

VANTAGEPOINT MONEY MARKET FUND
Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            0.60%
Three Years                         1.86%
Since Inception                     3.21%
Fund Inception Date                 March 1, 1999

Past performance does not guarantee future results. Investment returns will fluctuate. While the Fund seeks to maintain a stable net asset value of $1 per share, there is no guarantee that it will do so and it is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's peer benchmark, the MFR First Tier Retail Average, measures the performance of a group of approximately 600 retail money market funds. This fund's market benchmark is the 30-day Treasury Bill. The market benchmark is unmanaged and does not reflect the cost of portfolio management or trading. The Fund's portfolio differs significantly from the market index, which is a single security.

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--------------------------------------------------------------------------------

VANTAGEPOINT INCOME PRESERVATION FUND

The Vantagepoint Income Preservation Fund seeks to offer a high level of current income consistent with preserving principal and seeking to maintain a stable net asset value per share.

PERFORMANCE

The Vantagepoint Income Preservation Fund returned 3.51% in 2003. The Fund's benchmark, the 91-day U.S. Treasury bill, returned 1.15%. The Fund outperformed its benchmark, the 91-day U.S. Treasury bill, due to longer-than-benchmark maturity.

COMMENTARY

Interest rates fell to 45-year lows in the first half of 2003 and the Federal Open Market Committee lowered the overnight lending rate from 1.25% to 1.00%. In the second half of the year, however, economic data releases began to point to an acceleration of economic growth in the U.S. This information drove interest rates higher.

Because interest rates and bond prices move in opposite directions, the U.S. bond market posted more modest returns than in the previous three years. Corporate and other bonds performed better than U.S. Government and governmental agency bonds in this environment, because their extra yield provided a higher cushion against bond price declines.

Despite indications that the U.S. economy is on a firmer footing, inflation remained tame at just 1.9% in 2003. Low inflation and slow job growth gave the Federal Open Market Committee the flexibility to hold the overnight lending rate at 1.00% through year-end to reinforce the economic expansion.

The duration of the Fund's portfolio at year end 2003 (similar to average maturity adjusted for cash flows) was 2.8 years and the average credit quality rating of its portfolio of securities was Aaa(1) (Moody's highest rating). As of December 31, the Fund's asset allocation was 24 percent corporate bonds, 31 percent mortgage-backed securities, three percent asset-backed securities, 24 percent U.S. Treasuries, nine percent agency securities, and nine percent cash.

The Income Preservation Fund is available to IRA investors and the Vantagepoint Model Portfolio Funds for investment.*

1 Moody's Investors Service is one of the leading providers of independent credit ratings and research to the capital markets. Moody's publishes credit opinions, research, and ratings on fixed income securities, issuers of securities and other credit obligations.

     Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

* Please consult the current Vantagepoint Funds prospectus carefully prior to investing any money. A transaction fee of 2% may be applied to the value of amounts transferred from the Income Preservation Fund. Please see the prospectus for additional information. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of the ICMA Retirement Corporation, member NASD/SIPC. ICMA-RC Services, LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

SUBADVISER DATA

Payden & Rygel
--------------------------------------------------------------------------------
Founded:                       1983
Investment Style:              Short-term bond management
Investment Approach:           Pursues a value-added cash management approach.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pacific Investment Management Company, LLC (PIMCO)
Founded:               1971
Investment Style:      Core bond management
Investment Approach:   Seeks value-added through traditional sector and security
                       selection across a wide range of security types.

Wellington Management Company LLP
--------------------------------------------------------------------------------
Founded:               1928
Investment Style:      Core bond management
Investment Approach:   Seeks value-added through traditional sector and security
                       selection across core fixed income securities.

VANTAGEPOINT INCOME PRESERVATION FUND VS. U.S. T-BILLS (91 DAY) AND MFR FIRST TIER RETAIL AVERAGE: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                                     MFR First
                                   US. T-Bills      Tier Retail
                   Vantagepoint      (91 Day)         Average
                      Income         (no fees,       (no fees,
                   Preservation      taxes, or       taxes, or
                       Fund          expenses)       expenses)
 Dec 4, 2000          10,000          10,000          10,000
Dec 31, 2000          10,040          10,055          10,048
                      10,090          10,121          10,094
                      10,134          10,160          10,136
                      10,180          10,206          10,175
                      10,226          10,251          10,212
                      10,273          10,291          10,244
Jun 30, 2001          10,314          10,321          10,274
                      10,355          10,355          10,302
                      10,394          10,389          10,328
                      10,437          10,433          10,351
                      10,482          10,460          10,370
                      10,521          10,483          10,386
Dec 31, 2001          10,560          10,499          10,399
                      10,596          10,515          10,411
                      10,624          10,529          10,422
                      10,656          10,545          10,432
                      10,691          10,561          10,442
                      10,727          10,580          10,453
Jun 30, 2002          10,764          10,595          10,463
                      10,803          10,611          10,472
                      10,841          10,626          10,482
                      10,879          10,643          10,491
                      10,916          10,659          10,500
                      10,955          10,676          10,508
Dec 31, 2002          10,993          10,689          10,514
                      11,031          10,699          10,520
                      11,065          10,709          10,526
                      11,099          10,721          10,531
                      11,133          10,731          10,536
                      11,167          10,742          10,541
Jun 30, 2003          11,200          10,757          10,545
                      11,234          10,764          10,548
                      11,265          10,773          10,552
                      11,293          10,784          10,555
                      11,322          10,792          10,559
                      11,352          10,801          10,562
Dec 31, 2003          11,380          10,811          10,565

Source for Benchmark Returns: iMoneyNet & Ibbotson Associates

VANTAGEPOINT INCOME PRESERVATION FUND
Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            3.51%
Three Years                         4.26%
Since Inception                     4.31%
Fund Inception Date                 December 4, 2000

Past performance does not guarantee future results. Investment returns will fluctuate. While the Fund seeks to maintain a stable net asset value of $100 per share, there is no guarantee that it will do so and it is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark is the 91 day Treasury bill. The benchmark is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio differs significantly from the benchmark, which is a single security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

The Vantagepoint US Government Securities Fund's objective is to seek to offer current income. The Fund pursues this objective by investing in U.S. Treasury securities, U.S. government-sponsored agency mortgage-backed securities and U.S. government agency securities. The Fund's subadviser seeks to add value by purchasing Treasury, agency and mortgage-backed securities that offer attractive returns, while maintaining an intermediate-term average maturity to seek to control volatility.

PERFORMANCE

The US Government Securities Fund returned 1.66% in 2003. The Fund's market benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index, returned 2.30%. The Lipper Intermediate U.S. Government Funds Index, a group of mutual funds with similar objectives, rose 2.17%. The Fund underperformed its market benchmark because it held more longer-term securities than the benchmark did, and those securities performed worse than shorter-term securities when interest rates rose.

The Fund underperformed its peer group of mutual funds. The Fund's portfolio holdings had a lower average maturity than other mutual funds with similar objectives.

COMMENTARY

Interest rates fell to 45-year lows in the first half of 2003 and the Federal Open Market Committee lowered the overnight lending rate from 1.25% to 1.00%. In the second half of the year, however, economic data releases began to point to an acceleration of growth in the U.S. This information drove medium- and long-term interest rates higher. Because interest rates and bond prices move in opposite directions, the U.S. bond market posted more modest returns than in the previous three years.

Despite indications that the U.S. economy is on a firmer footing, inflation remained tame at just 1.9% in 2003. Low inflation and slow job growth gave the Federal Open Market Committee the flexibility to hold the overnight lending rate at 1.00% through year-end to reinforce the economic expansion.

The current allocation of the Fund is 53 percent Treasuries, 41 percent U.S. Government agency securities, three percent U.S. Government agency mortgage-backed securities and three percent cash. At year-end, the Fund's portfolio had a duration of 3.3 years and a weighted average credit quality equivalent to bonds issued by U.S. government agencies. The Fund maintained an average duration of 3.2 years over the course of the year, compared with 3.3 years for the Lehman Brothers Intermediate Government Bond index.

SUBADVISER DATA

Mellon Capital Management Corporation
--------------------------------------------------------------------------------
Founded:               1983
Investment Style:      U.S. Government securities, duration neutral
Investment Approach:   Selects U.S. Treasury, U.S. government agency and agency
                       mortgage-backed securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                Lehman Brothers
                                  Intermediate        Lipper
                 Vantagepoint      Government      Intermediate
                 US Government     Bond Index      US Government
                   Securities   (no fees, taxes,    Funds Index
                      Fund        or expenses)      (no taxes)
 Mar 1, 1999         10,000           10,000          10,000
Mar 31, 1999         10,072           10,066          10,064
                     10,094           10,093          10,091
                      9,953           10,032           9,998
Jun 30, 1999          9,929           10,047           9,965
                      9,882           10,048           9,930
                      9,877           10,062           9,920
                      9,993           10,148          10,027
                     10,007           10,169          10,049
                      9,991           10,176          10,050
Dec 31, 1999          9,934           10,144          10,000
                      9,864           10,110           9,969
                      9,954           10,194          10,079
                     10,129           10,310          10,207
                     10,098           10,306          10,170
                     10,128           10,333          10,159
Jun 30, 2000         10,323           10,498          10,355
                     10,391           10,567          10,434
                     10,541           10,685          10,582
                     10,619           10,778          10,654
                     10,703           10,853          10,730
                     10,903           11,012          10,906
Dec 31, 2000         11,125           11,206          11,117
                     11,241           11,355          11,268
                     11,363           11,460          11,381
                     11,430           11,542          11,433
                     11,318           11,505          11,366
                     11,334           11,552          11,425
Jun 30, 2001         11,364           11,589          11,461
                     11,636           11,806          11,712
                     11,748           11,911          11,835
                     12,022           12,166          12,010
                     12,261           12,356          12,259
                     12,005           12,209          12,057
Dec 31, 2001         11,952           12,150          11,959
                     12,011           12,202          12,041
                     12,115           12,304          12,166
                     11,944           12,118          11,945
                     12,147           12,344          12,176
                     12,231           12,431          12,285
Jun 30, 2002         12,355           12,586          12,414
                     12,565           12,823          12,609
                     12,710           12,969          12,808
                     12,918           13,192          13,036
                     12,896           13,183          12,977
                     12,783           13,079          12,895
Dec 31, 2002         12,999           13,321          13,155
                     12,974           13,291          13,131
                     13,127           13,442          13,304
                     13,104           13,444          13,276
                     13,128           13,482          13,335
                     13,342           13,694          13,564
Jun 30, 2003         13,318           13,672          13,525
                     12,967           13,339          13,099
                     12,981           13,364          13,146
                     13,252           13,653          13,455
                     13,122           13,520          13,325
                     13,134           13,521          13,337
Dec 31, 2003         13,214           13,627          13,441

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1993
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                Lehman Brothers
                                  Intermediate        Lipper
                 Vantagepoint      Government      Intermediate
                 US Government     Bond Index      US Government
                   Securities   (no fees, taxes,    Funds Index
                      Fund        or expenses)      (no taxes)
 Jul 1, 1992         10,000           10,000         10,000
                     10,328           10,192         10,179
                     10,457           10,296         10,271
                     10,610           10,438         10,404
                     10,343           10,313         10,273
                     10,275           10,271         10,243
Dec 31, 1992         10,000           10,000         10,000
                     10,264           10,186         10,189
                     10,476           10,336         10,355
                     10,514           10,374         10,399
                     10,635           10,455         10,468
                     10,601           10,427         10,459
                     10,835           10,578         10,629
                     10,844           10,599         10,671
                     11,083           10,757         10,836
                     11,136           10,801         10,880
                     11,143           10,827         10,901
                     10,000           10,000         10,000
Dec 31, 1993         10,037           10,041         10,040
                     10,169           10,140         10,152
                      9,930           10,001          9,976
                      9,690            9,855          9,779
                      9,588            9,791          9,685
                      9,583            9,798          9,668
                      9,548            9,800          9,650
                      9,698            9,929          9,782
                      9,712            9,957          9,799
                      9,561            9,875          9,687
                      9,527            9,877          9,676
                      9,454            9,833          9,630
Dec 31, 1994          9,497            9,866          9,668
                      9,657           10,027          9,832
                      9,895           10,220         10,032
                      9,938           10,276         10,096
                     10,079           10,395         10,212
                     10,484           10,689         10,540
                     10,547           10,757         10,601
                     10,503           10,762         10,578
                     10,625           10,851         10,685
                     10,737           10,923         10,773
                     10,879           11,043         10,900
                     11,050           11,178         11,046
Dec 31, 1995         11,212           11,289         11,173
                     11,305           11,384         11,248
                     11,056           11,263         11,069
                     10,943           11,211         10,993
                     10,850           11,179         10,930
                     10,806           11,173         10,907
                     10,919           11,287         11,030
                     10,944           11,322         11,055
                     10,929           11,335         11,041
                     11,101           11,481         11,213
                     11,342           11,669         11,433
                     11,553           11,810         11,610
Dec 31, 1996         11,401           11,746         11,511
                     11,426           11,791         11,543
                     11,422           11,810         11,562
                     11,299           11,743         11,452
                     11,462           11,875         11,607
                     11,556           11,968         11,701
                     11,679           12,071         11,826
                     11,990           12,293         12,114
                     11,877           12,246         12,014
                     12,051           12,380         12,180
                     12,244           12,525         12,341
                     12,269           12,552         12,376
Dec 31, 1997         12,393           12,654         12,492
                     12,587           12,818         12,654
                     12,553           12,804         12,631
                     12,579           12,844         12,670
                     12,634           12,906         12,724
                     12,739           12,995         12,835
                     12,834           13,082         12,941
                     12,870           13,131         12,966
                     13,193           13,380         13,206
                     13,636           13,691         13,521
                     13,593           13,715         13,444
                     13,539           13,672         13,463
Dec 31, 1998         13,595           13,725         13,513
                     13,651           13,787         13,579
                     13,319           13,598         13,325
                     13,415           13,688         13,410
                     13,445           13,725         13,446
                     13,256           13,641         13,322
                     13,224           13,662         13,277
                     13,162           13,663         13,231
                     13,155           13,682         13,217
                     13,310           13,800         13,361
                     13,328           13,828         13,390
                     13,307           13,837         13,391
Dec 31, 1999         13,231           13,794         13,325
                     13,138           13,747         13,283
                     13,257           13,861         13,430
                     13,491           14,020         13,601
                     13,449           14,014         13,551
                     13,489           14,052         13,537
                     13,750           14,275         13,797
                     13,840           14,369         13,903
                     14,039           14,530         14,101
                     14,144           14,657         14,196
                     14,256           14,758         14,297
                     14,522           14,975         14,531
Dec 31, 2000         14,818           15,238         14,814
                     14,973           15,441         15,015
                     15,134           15,583         15,164
                     15,224           15,695         15,233
                     15,075           15,645         15,145
                     15,096           15,709         15,224
                     15,135           15,759         15,271
                     15,498           16,054         15,606
                     15,648           16,197         15,770
                     16,013           16,544         16,002
                     16,331           16,802         16,335
                     15,989           16,602         16,065
Dec 31, 2001         15,918           16,522         15,935
                     15,998           16,593         16,045
                     16,135           16,731         16,210
                     15,908           16,478         15,916
                     16,178           16,786         16,224
                     16,290           16,904         16,369
                     16,456           17,115         16,541
                     16,736           17,437         16,801
                     16,928           17,636         17,066
                     17,206           17,939         17,369
                     17,177           17,927         17,292
                     17,026           17,785         17,182
Dec 31, 2002         17,313           18,114         17,528
                     17,280           18,074         17,497
                     17,484           18,278         17,727
                     17,453           18,282         17,690
                     17,485           18,333         17,768
                     17,771           18,621         18,073
                     17,738           18,591         18,021
                     17,271           18,139         17,454
                     17,289           18,172         17,516
                     17,651           18,566         17,928
                     17,477           18,384         17,756
                     17,493           18,386         17,770
Dec 31, 2003         17,600           18,530         17,909

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT US GOVERNMENT SECURITIES FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                           1.66%
Three Years                        5.90%
Five Years                         5.30%
Ten Years                          5.78%
Fund Inception Date                July 1, 1992
Fund Registration Date             March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Lehman Brothers Intermediate Government Bond Index, consists of intermediate U. S. Government securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT ASSET ALLOCATION FUND

The Vantagepoint Asset Allocation Fund seeks to offer long-term capital growth at a lower level of risk than an all-equity portfolio. The Fund's subadviser, Mellon Capital Management Corporation, seeks to tactically allocate assets among stocks (represented in the S&P 500 Index), bonds (invested in long-term U.S. Treasuries), and cash according to Mellon's assessment of the return and risk outlook for each such asset class.

PERFORMANCE

The Vantagepoint Asset Allocation Fund posted a 25.97% return in 2003. The Fund's custom benchmark (comprised of 65 percent S&P 500 Index, 25 percent Lehman Brothers Long-Term Treasury Bond Index, and 10 percent 91-day U.S. Treasury bills, which returned 28.70%, 2.48% and 1.15% respectively for 2003) rose 19.08%. The Lipper Flexible Portfolio Funds Index, a group of mutual funds with similar objectives, gained 22.98%.

Throughout 2003, the Fund weighted stocks more heavily and bonds and cash less heavily than the Fund's custom benchmark. The Fund benefited from this equity overweighting as the stock market rebounded and outperformed bonds.

COMMENTARY

The Asset Allocation Fund began the year with a 100 percent allocation to equity and maintained this allocation throughout the first half of the year. During this period, interest rates continued their three-year decline, which lowered expected future returns on bonds and cash.

The U.S. stock market posted solidly positive second-quarter returns, and interest rates began to rise toward the end of the second quarter. These market conditions cast bonds in a somewhat more favorable light. By mid-July, after nearly a full year at a 100 percent stock allocation, the changed dynamic triggered a reallocation from 100 percent stocks to 90 percent stocks and 10 percent bonds. Interest rates continued to rise through July, leading to another allocation shift during August; Mellon reallocated an additional 10 percent from stocks to bonds, bringing the overall allocation to 80 percent stocks and 20 percent bonds.

As the fourth quarter began, Mellon reversed course and increased exposure to stocks from 80 percent to 90 percent of total assets, reducing bonds to 10 percent. This October 2 move was driven by the combination of falling interest rates and leveling stock prices, which increased the attractiveness of stocks relative to bonds.

Interest rates began to rise again in the first half of the fourth quarter, while stocks continued their rally. This combination of events led to a decrease in the expected return spread between stocks and bonds, making bonds more attractive on a relative basis. On November 13, the Fund shifted once again to 80 percent stocks and 20 percent bonds and maintained this allocation through the end of the year.

SUBADVISER DATA
Mellon Capital Management Corporation
--------------------------------------------------------------------------------
Founded:               1983
Investment Style:      Tactical asset allocation
Investment Approach:   Active allocation between stocks, bonds and cash, using a
                       quantitative model and passive management of stock and bond exposure

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUND INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                         Blended Benchmark: 65%                            Standard &
                                          S&P 500/25% Lehman         Lipper Flexible       Poor's 500
                       Vantagepoint      Long Treasury Index/10%      Portfolio Fund         Index
                          Asset          91-Day T-bill (no fees,           Index        (no fees, taxes,
                      Allocation Fund          or expenses)              (no taxes)        or expenses
 Mar 1, 1999              10,000                  10,000                   10,000              10,000
Mar 31, 1999              10,230                  10,258                   10,249              10,400
                          10,480                  10,524                   10,550              10,803
                          10,300                  10,325                   10,366              10,548
Jun 30, 1999              10,590                  10,675                   10,667              11,133
                          10,380                  10,450                   10,479              10,786
                          10,350                  10,410                   10,383              10,732
Sep 30, 1999              10,240                  10,249                   10,270              10,438
                          10,530                  10,676                   10,540              11,099
                          10,610                  10,803                   10,655              11,324
Dec 31, 1999              10,861                  11,181                   11,081              11,991
                          10,643                  10,861                   10,770              11,389
                          10,643                  10,814                   10,865              11,173
Mar 31, 2000              11,182                  11,599                   11,356              12,266
                          11,016                  11,355                   11,125              11,897
                          10,912                  11,200                   10,965              11,653
Jun 30, 2000              11,099                  11,445                   11,198              11,940
                          11,068                  11,383                   11,132              11,754
                          11,513                  11,913                   11,660              12,484
Sep 30, 2000              11,151                  11,475                   11,367              11,825
                          11,182                  11,494                   11,308              11,775
                          10,716                  11,002                   10,827              10,846
Dec 31, 2000              10,783                  11,109                   11,012              10,899
                          11,043                  11,381                   11,193              11,286
                          10,296                  10,759                   10,577              10,257
Mar 31, 2001               9,765                  10,308                   10,108               9,607
                          10,307                  10,763                   10,620              10,354
                          10,393                  10,818                   10,695              10,423
Jun 30, 2001              10,274                  10,673                   10,535              10,170
                          10,382                  10,707                   10,485              10,069
                           9,982                  10,332                   10,091               9,439
Sep 30, 2001               9,430                   9,814                    9,480               8,677
                           9,713                  10,059                    9,705               8,842
                          10,182                  10,443                   10,127               9,521
Dec 31, 2001              10,198                  10,455                   10,218               9,604
                          10,151                  10,391                   10,071               9,464
                          10,042                  10,292                    9,938               9,281
Mar 31, 2002              10,182                  10,441                   10,217               9,631
                           9,838                  10,131                    9,915               9,047
                           9,791                  10,092                    9,858               8,980
Jun 30, 2002               9,306                   9,671                    9,337               8,340
                           8,759                   9,257                    8,798               7,690
                           8,806                   9,399                    8,865               7,741
Sep 30, 2002               7,852                   8,835                    8,241               6,899
                           8,540                   9,278                    8,661               7,507
                           9,041                   9,609                    9,029               7,949
Dec 31, 2002               8,587                   9,341                    8,715               7,481
                           8,353                   9,175                    8,566               7,285
                           8,227                   9,156                    8,481               7,176
Mar 31, 2003               8,305                   9,186                    8,535               7,245
                           8,978                   9,702                    9,023               7,842
                           9,447                  10,172                    9,466               8,256
Jun 30, 2003               9,557                  10,219                    9,564               8,361
                           9,666                  10,108                    9,609               8,509
                           9,823                  10,277                    9,805               8,675
Sep 30, 2003               9,838                  10,341                    9,814               8,583
                          10,292                  10,651                   10,196               9,068
                          10,370                  10,725                   10,303               9,148
Dec 31, 2003              10,817                  11,124                   10,719               9,628

Source for Benchmark returns: Ibbotson Associates


VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUND INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1993
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                            Blended Benchmark: 65%                             Standard &
                                                 S&P 500/25%                                   Poor's 500
                                             Lehman Long Treasury     Lipper Flexible             Index
                      Vantagepoint         Index/10% 91-Day T-bill       Portfolio              (no fees,
                          Asset               (no fees, taxes or         Fund Index             taxes, or
                     Allocation Fund               expenses)             (no taxes)             expenses)
Dec 31, 1993              10,000                     10,000                 10,000                10,000
                          10,286                     10,281                 10,273                10,335
                          10,000                      9,997                 10,048                10,056
                           9,701                      9,607                  9,645                 9,619
                           9,705                      9,662                  9,683                 9,744
                           9,758                      9,752                  9,717                 9,902
                           9,607                      9,576                  9,513                 9,658
                           9,806                      9,866                  9,739                 9,977
                           9,986                     10,113                 10,016                10,384
                           9,796                      9,878                  9,841                10,133
                           9,868                     10,021                  9,912                10,365
                           9,746                      9,801                  9,674                 9,985
Dec 31, 1994               9,829                      9,936                  9,733                10,131
                          10,018                     10,173                  9,810                10,394
                          10,296                     10,507                 10,096                10,797
                          10,476                     10,737                 10,309                11,117
                          10,695                     10,993                 10,502                11,441
                          11,130                     11,492                 10,836                11,892
                          11,330                     11,706                 11,059                12,172
                          11,599                     11,919                 11,346                12,577
                          11,682                     12,012                 11,443                12,611
                          12,040                     12,399                 11,652                13,140
                          12,074                     12,464                 11,566                13,094
                          12,510                     12,904                 11,903                13,670
Dec 31, 1995              12,702                     13,152                 12,030                13,923
                          13,090                     13,452                 12,263                14,402
                          13,096                     13,379                 12,327                14,540
                          13,161                     13,400                 12,414                14,679
                          13,226                     13,478                 12,600                14,895
                          13,428                     13,693                 12,760                15,279
                          13,522                     13,808                 12,741                15,342
                          13,146                     13,416                 12,345                14,659
                          13,279                     13,565                 12,559                14,970
                          13,826                     14,160                 13,035                15,811
                          14,186                     14,558                 13,271                16,245
                          14,990                     15,404                 13,913                17,478
Dec 31, 1996              14,701                     15,121                 13,726                17,135
                          15,348                     15,711                 14,123                18,199
                          15,424                     15,802                 14,103                18,347
                          14,919                     15,280                 13,677                17,583
                          15,498                     15,973                 14,036                18,633
                          16,116                     16,663                 14,632                19,777
                          16,666                     17,232                 15,062                20,659
                          17,810                     18,383                 15,911                22,300
                          17,008                     17,598                 15,411                21,060
                          17,737                     18,354                 16,064                22,213
                          17,498                     18,118                 15,727                21,471
                          18,109                     18,730                 16,012                22,465
Dec 31, 1997              18,424                     19,026                 16,233                22,852
                          18,690                     19,269                 16,328                23,105
                          19,689                     20,145                 17,120                24,772
                          20,441                     20,835                 17,697                26,040
                          20,629                     21,000                 17,809                26,302
                          20,480                     20,875                 17,631                25,850
                          21,144                     21,556                 17,971                26,900
                          20,975                     21,394                 17,784                26,614
                          19,138                     19,634                 16,038                22,766
                          20,031                     20,642                 16,676                24,224
                          20,954                     21,663                 17,466                26,195
                          21,770                     22,565                 18,184                27,782
Dec 31, 1998              22,556                     23,407                 18,913                29,383
                          23,163                     24,105                 19,278                30,612
                          22,477                     23,328                 18,746                29,661
                          22,994                     23,931                 19,213                30,847
                          23,556                     24,551                 19,778                32,042
                          23,151                     24,088                 19,432                31,286
                          23,803                     24,903                 19,997                33,022
                          23,331                     24,378                 19,643                31,991
                          23,263                     24,285                 19,465                31,833
                          23,016                     23,908                 19,253                30,960
                          23,668                     24,905                 19,759                32,919
                          23,848                     25,202                 19,974                33,589
Dec 31, 1999              24,411                     26,084                 20,773                35,567
                          23,923                     25,336                 20,189                33,780
                          23,923                     25,227                 20,367                33,141
                          25,133                     27,060                 21,288                36,383
                          24,760                     26,489                 20,856                35,288
                          24,528                     26,128                 20,555                34,564
                          24,947                     26,699                 20,993                35,416
                          24,877                     26,555                 20,869                34,862
                          25,877                     27,792                 21,858                37,028
                          25,063                     26,769                 21,310                35,073
                          25,133                     26,814                 21,199                34,925
                          24,086                     25,666                 20,296                32,171
Dec 31, 2000              24,237                     25,916                 20,643                32,328
                          24,821                     26,550                 20,984                33,475
                          23,141                     25,100                 19,827                30,423
                          21,949                     24,047                 18,949                28,496
                          23,166                     25,108                 19,909                30,710
                          23,360                     25,236                 20,049                30,916
                          23,093                     24,898                 19,750                30,163
                          23,336                     24,978                 19,655                29,867
                          22,436                     24,104                 18,918                27,997
                          21,195                     22,894                 17,772                25,736
                          21,832                     23,465                 18,193                26,227
                          22,887                     24,361                 18,984                28,239
Dec 31, 2001              22,922                     24,389                 19,155                28,486
                          22,817                     24,240                 18,880                28,071
                          22,570                     24,010                 18,631                27,529
                          22,886                     24,358                 19,153                28,565
                          22,113                     23,633                 18,587                26,833
                          22,006                     23,543                 18,479                26,635
                          20,917                     22,562                 17,503                24,738
                          19,687                     21,596                 16,494                22,809
                          19,794                     21,927                 16,618                22,959
                          17,650                     20,610                 15,449                20,464
                          19,196                     21,645                 16,236                22,265
                          20,321                     22,416                 16,926                23,576
Dec 31, 2002              19,301                     21,792                 16,338                22,190
                          18,774                     21,404                 16,059                21,608
                          18,492                     21,360                 15,898                21,284
                          18,668                     21,430                 16,001                21,491
                          20,180                     22,634                 16,915                23,261
                          21,234                     23,730                 17,746                24,487
                          21,481                     23,840                 17,929                24,801
                          21,727                     23,581                 18,013                25,237
                          22,078                     23,976                 18,381                25,729
                          22,113                     24,125                 18,398                25,457
                          23,133                     24,847                 19,114                26,897
                          23,309                     25,021                 19,315                27,134
Dec 31, 2003              24,313                     25,950                 20,093                28,557

Source for Benchmark returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT ASSET ALLOCATION FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                          25.97%
Three Years                        0.10%
Five Years                         1.51%
Ten Years                          9.29%
Fund Inception Date                December 1, 1974
Fund Registration Date             March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 65% S&P 500 Index, 25% Lehman Brothers Long-Term Treasury Bond Index and 10% 91-day Treasury bills. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Lehman Brothers Long-Term Treasury Bond Index consists of all Treasury obligations with maturities of 10 years or greater. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT EQUITY INCOME FUND

The Vantagepoint Equity Income Fund seeks to offer long-term capital growth with consistency derived from dividend yield. The Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss Inc., Southeastern Asset Management Inc. and T. Rowe Price Associates, Inc., seek to achieve this goal by investing primarily in dividend paying stocks of well-established companies.

PERFORMANCE

The Vantagepoint Equity Income Fund returned 33.09% in 2003. The Fund's market benchmark, the S&P/BARRA Value Index, rose 31.79%. The Lipper Equity Income Funds Index, a group of mutual funds with similar objectives, rose 25.88%. The Fund outperformed the market benchmark by holding better performing stocks over several industries as described below.

COMMENTARY

Springing back from three years of losses, the major U.S. stock indexes produced double-digit returns in 2003. These gains were fueled by continued low interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Economically sensitive sectors such as information technology, basic materials, and consumer discretionary goods led the market higher. As often happens in the early stages of a market recovery, smaller stocks outperformed larger stocks and the market rewarded aggressive approaches to investing.

Tax legislation passed in May 2003 included a cut in the tax rate applied to dividend income. Previously, investors who earned dividend income outside a qualified retirement plan paid tax at their marginal tax rate. Now, the tax rate on dividends is capped at 15%. This tax cut is expected to enhance the appeal of dividend-paying stocks over the long term, but this effect does not appear to have been a major factor in 2003.

In a market that rewarded higher risk investments more than those presenting lower risk, the Equity Income Fund's strong 2003 performance is particularly gratifying. The Fund outperformed the market and its peers across a range of industries, including the following:

     o Financials and Insurers. Financials are traditionally an important "value" sector. The Fund's insurance holdings performed well as their business prospects brightened following the post-September 11th slump.

     o Retail. As the economy began to show signs of improvement, consumers displayed a renewed thirst for luxury merchandise. In this environment, the Fund's high-end retail holdings rose strongly.

     o Media. A resurgent economic outlook also benefited the Fund's media and entertainment holdings. Media companies began to see positive results from increasing advertising revenue. Investors projected future strength and bid these stocks up higher.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUBADVISER DATA

Barrow, Hanley, Mewhinney & Strauss, Inc.
--------------------------------------------------------------------------------
Founded:                        1979
Investment Style:               Contrarian value
Investment Approach:            Bottom-up fundamental research

Southeastern Asset Management, Inc.
--------------------------------------------------------------------------------
Founded:                        1975
Investment Style:               Special situations value
Investment Approach:            Bottom-up fundamental research

T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------
Founded:                        1937
Investment Style:               Relative yield value
Investment Approach:            Bottom-up fundamental research

VANTAGEPOINT EQUITY INCOME FUND VS. S&P 500/BARRA VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                        S&P/BARRA 500          Lipper
                        Vantagepoint     Value Index           Equity
                          Equity          (no fees,            Income
                          Income           taxes, or          Funds Index
                           Fund             expenes)           (no taxes)
 Mar 1, 1999              10,000             10,000              10,000
Mar 31, 1999              10,110             10,303              10,211
                          10,730             11,191              10,936
                          10,670             10,994              10,783
Jun 30, 1999              10,960             11,416              11,123
                          10,680             11,065              10,841
                          10,260             10,785              10,589
                           9,820             10,363              10,214
                          10,070             10,948              10,558
                           9,830             10,883              10,499
Dec 31, 1999               9,540             11,292              10,629
                           9,087             10,933              10,226
                           8,328             10,250               9,650
                           9,394             11,319              10,543
                           9,527             11,243              10,463
                          10,060             11,278              10,621
Jun 30, 2000               9,460             10,832              10,393
                           9,700             11,049              10,453
                          10,167             11,790              11,065
                          10,300             11,788              11,041
                          10,766             12,008              11,273
                          10,753             11,393              10,876
Dec 31, 2000              11,215             11,980              11,421
                          11,477             12,486              11,516
                          11,477             11,658              11,131
                          11,174             11,198              10,724
                          11,628             11,958              11,281
                          12,013             12,083              11,477
Jun 30, 2001              11,821             11,691              11,192
                          11,931             11,489              11,180
                          11,656             10,825              10,811
                          10,651              9,797              10,066
                          10,586              9,797              10,118
                          11,218             10,419              10,640
Dec 31, 2001              11,543             10,577              10,827
                          11,510             10,287              10,721
                          11,657             10,195              10,737
                          12,175             10,717              11,144
                          11,965             10,180              10,764
                          11,900             10,221              10,773
Jun 30, 2002              11,171              9,576              10,097
                          10,165              8,541               9,286
                          10,295              8,600               9,355
                           9,355              7,617               8,381
                           9,550              8,250               8,889
                          10,247              8,830               9,399
Dec 31, 2002               9,818              8,371               9,048
                           9,588              8,142               8,796
                           9,243              7,920               8,579
                           9,308              7,910               8,591
                          10,146              8,692               9,249
                          10,967              9,332               9,805
Jun 30, 2003              11,065              9,400               9,907
                          11,311              9,609              10,022
                          11,525              9,817              10,171
                          11,426              9,639              10,102
                          12,116             10,298              10,606
                          12,378             10,391              10,738
Dec 31, 2003              13,066             11,032              11,389

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT EQUITY INCOME FUND VS. S&P 500/BARRA VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1994
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                        S&P/BARRA         Lipper Equity
                     Vantagepoint    500 Value Index      Income Funds
                    Equity Income    (no fees, taxes,        Index
                         Fund          or expenses)        (no taxes)
 Apr 1, 1994            10,000            10,000             10,000
                        10,155            10,211             10,131
                        10,199            10,380             10,246
                        10,064            10,093             10,096
                        10,299            10,434             10,381
                        10,664            10,729             10,726
                        10,469            10,351             10,524
                        10,544            10,577             10,580
                        10,278            10,148             10,185
Dec 31, 1994            10,352            10,273             10,263
                        10,759            10,551             10,447
                        11,095            10,961             10,783
                        11,261            11,263             11,038
                        11,518            11,634             11,303
                        11,935            12,151             11,650
                        11,981            12,243             11,804
                        12,188            12,665             12,128
                        12,415            12,773             12,277
                        12,975            13,218             12,659
                        12,981            13,012             12,479
                        13,532            13,694             13,005
Dec 31, 1995            14,012            14,073             13,326
                        14,291            14,494             13,631
                        14,318            14,630             13,730
                        14,405            14,972             13,903
                        14,371            15,125             14,031
                        14,661            15,353             14,239
                        14,860            15,278             14,260
                        14,391            14,634             13,794
                        14,641            15,038             14,106
                        15,256            15,682             14,625
                        15,719            16,213             14,970
                        16,689            17,454             15,825
Dec 31, 1996            16,575            17,167             15,724
                        17,222            17,959             16,299
                        17,707            18,090             16,524
                        17,116            17,471             15,989
                        17,591            18,126             16,465
                        18,596            19,263             17,413
                        19,317            19,999             18,072
                        20,323            21,599             19,160
                        19,579            20,622             18,546
                        20,718            21,831             19,487
                        20,381            21,029             18,916
                        21,472            21,830             19,544
Dec 31, 1997            22,206            22,315             19,995
                        22,134            22,040             19,987
                        23,165            23,693             21,067
                        24,269            24,893             22,021
                        23,932            25,188             22,010
                        23,494            24,833             21,739
                        23,903            25,022             21,915
                        23,525            24,478             21,350
                        21,294            20,542             18,775
                        22,861            21,790             19,740
                        24,244            23,497             20,907
                        25,158            24,721             21,791
Dec 31, 1998            25,764            25,589             22,349
                        25,253            26,106             22,320
                        24,720            25,544             21,907
                        24,992            26,318             22,369
                        26,525            28,587             23,957
                        26,376            28,082             23,622
                        27,093            29,161             24,366
                        26,401            28,264             23,750
                        25,363            27,548             23,196
                        24,275            26,470             22,375
                        24,893            27,964             23,129
                        24,300            27,801             23,000
Dec 31, 1999            23,584            28,845             23,285
                        22,464            27,927             22,402
                        20,586            26,182             21,141
                        23,222            28,912             23,097
                        23,551            28,719             22,921
                        24,868            28,808             23,267
                        23,386            27,670             22,767
                        23,979            28,224             22,899
                        25,132            30,116             24,241
                        25,461            30,110             24,188
                        26,614            30,673             24,695
                        26,581            29,103             23,826
Dec 31, 2000            27,724            30,602             25,020
                        28,371            31,894             25,228
                        28,371            29,780             24,385
                        27,622            28,604             23,492
                        28,745            30,545             24,713
                        29,697            30,864             25,143
                        29,221            29,865             24,519
                        29,493            29,348             24,493
                        28,813            27,652             23,684
                        26,330            25,025             22,052
                        26,169            25,025             22,166
                        27,732            26,613             23,310
Dec 31, 2001            28,533            27,018             23,719
                        28,454            26,277             23,487
                        28,815            26,041             23,521
                        30,097            27,376             24,412
                        29,577            26,004             23,581
                        29,417            26,108             23,601
                        27,614            24,462             22,120
                        25,128            21,817             20,344
                        25,450            21,967             20,494
                        23,126            19,457             18,361
                        23,607            21,075             19,474
                        25,331            22,555             20,591
Dec 31, 2002            24,269            21,384             19,821
                        23,701            20,798             19,270
                        22,848            20,231             18,794
                        23,011            20,205             18,821
                        25,080            22,203             20,262
                        27,109            23,837             21,479
                        27,353            24,012             21,703
                        27,962            24,545             21,954
                        28,489            25,076             22,281
                        28,246            24,622             22,131
                        29,950            26,305             23,234
                        30,600            26,542             23,523
Dec 31, 2003            32,300            28,181             24,951

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT EQUITY INCOME FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                           33.09%
Three Years                         5.22%
Five Years                          4.63%
Since Inception                    12.77%
Fund Inception Date                April 1, 1994
Fund Registration Date             March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the S&P/BARRA Value Index, consists of a subset of the S&P 500 Index that includes stocks with lower price-to-book ratios. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT GROWTH & INCOME FUND

The Vantagepoint Growth & Income Fund seeks to offer long-term capital growth and current income. The Fund's subadvisers, Capital Guardian Trust Company, T. Rowe Price Associates, Inc. and Wellington Management Company, LLP, use distinct investment strategies to seek to invest in common stocks that offer the potential for capital growth and, secondarily, income.

PERFORMANCE

The Vantagepoint Growth & Income Fund rose 30.49% in 2003. The Fund's market benchmark, the S&P 500 Index, returned 28.70%. The Lipper Growth & Income Funds Index, a group of mutual funds with similar objectives, rose 27.31%. The Fund outperformed the market benchmark by holding better performing stocks over several industries as described below.

2003 marks the fourth year in the five years since inception in which the Fund has outperformed the S&P 500 Index. Credit for this achievement goes to both the Fund's design, which incorporates growth and value stocks into a well-diversified portfolio, and the Fund's subadvisers, who seek to provide experience and discipline through market conditions that changed rapidly and dramatically.

COMMENTARY

Springing back from three years of losses, the major U.S. stock indexes produced double-digit returns in 2003. These gains were fueled by continued low interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Economically sensitive sectors such as information technology, basic materials, and consumer discretionary goods led the market higher. As often happens in the early stages of a market recovery, smaller stocks outperformed larger stocks and the market rewarded aggressive approaches to investing.

Thanks to its approach that incorporates both growth and value stocks, the Fund performed well in a year characterized by both the uncertainties of conflict and the promise of economic revival. The Fund outperformed the market and its peers through exposure to industries that benefited from the economic turnaround, including:

     o Technology. Technology stocks netted the largest gains for Fund shareholders. Semiconductor-related and communications equipment firms led the way, rising on expectations of higher corporate technology spending and strong demand for consumer electronics. Applied Materials and Cisco Systems were among the Fund's top performers in this sector.

     o Financials. The Fund's most significant sector exposure was to financial issues, which generally rose in 2003 thanks to a robust housing market and resurgent enthusiasm for capital markets investing. Fund holdings Citigroup, Goldman Sachs and Washington Mutual were several standouts.

     o Consumer discretionaries. The economic turnaround, low interest rates and tax cuts primed the consumer spending pump. Retailers Home Depot and Best Buy rose as consumers spent to outfit and improve their homes.

     o Industrials. The future prospects for industrial companies like Alcoa and Caterpillar rose along with expectations of economic growth.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUBADVISER DATA

Capital Guardian Trust Company
--------------------------------------------------------------------------------
Founded:                        1968
Investment Style:               Selected opportunities
Investment Approach:            Bottom-up fundamental research

T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------
Founded:                        1937
Investment Style:               Blue chip growth
Investment Approach:            Bottom-up fundamental research

Wellington Management Company LLP
--------------------------------------------------------------------------------
Founded:                        1928
Investment Style:               Yield-focused value
Investment Approach:            Bottom-up fundamental research

VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                             S&P 500          Lipper
                         Vantagepoint         Index           Growth &
                           Growth &         (no fees,          Income
                            Income          taxes, or        Funds Index
                             Fund           expenses)         (no taxes)
  Mar 1, 1999               10,000            10,000            10,000
 Mar 31, 1999               10,420            10,400            10,345
                            10,780            10,803            11,015
                            10,520            10,548            10,856
 Jun 30, 1999               11,170            11,133            11,305
                            10,930            10,786            10,981
                            10,730            10,732            10,738
                            10,500            10,438            10,401
                            11,040            11,099            10,846
                            11,320            11,324            10,941
 Dec 31, 1999               12,350            11,991            11,333
                            11,756            11,389            10,889
                            11,902            11,173            10,535
                            12,892            12,266            11,524
                            12,642            11,897            11,319
                            12,631            11,653            11,277
 Jun 30, 2000               12,652            11,940            11,234
                            12,725            11,754            11,194
                            13,569            12,484            11,890
                            13,080            11,825            11,564
                            13,069            11,775            11,598
                            12,235            10,846            10,962
 Dec 31, 2000               12,869            10,899            11,377
                            13,107            11,286            11,606
                            12,204            10,257            10,980
                            11,705             9,607            10,482
                            12,560            10,354            11,183
                            12,774            10,423            11,326
 Jun 30, 2001               12,537            10,170            11,050
                            12,454            10,069            10,952
                            11,824             9,439            10,447
                            10,826             8,677             9,607
                            11,128             8,842             9,729
                            12,023             9,521            10,363
 Dec 31, 2001               12,256             9,604            10,532
                            12,035             9,464            10,379
                            11,763             9,281            10,311
                            12,256             9,631            10,714
                            11,543             9,047            10,311
                            11,452             8,980            10,298
 Jun 30, 2002               10,480             8,340             9,624
                             9,662             7,690             8,857
                             9,610             7,741             8,945
                             8,650             6,899             8,040
                             9,428             7,507             8,567
                            10,090             7,949             9,040
 Dec 31, 2002                9,446             7,481             8,647
                             9,185             7,285             8,415
                             9,107             7,176             8,235
                             9,185             7,245             8,288
                             9,968             7,842             8,938
                            10,594             8,256             9,440
 Jun 30, 2003               10,699             8,361             9,561
                            10,881             8,509             9,688
                            11,103             8,675             9,899
                            10,946             8,583             9,790
                            11,573             9,068            10,304
                            11,729             9,148            10,455
 Dec 31, 2003               12,326             9,628            11,008

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 2, 1998
================================================================================

      [DATA BELOW IS REPRRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                         S&P 500     Lipper
                        Vantagepoint      Index      Growth &
                          Growth &      (no fees,     Income
                           Income       taxes, or   Funds Index
                            Fund        expenses)    (no taxes)
Oct 2, 1998                10,000        10,000       10,000
                           11,135        11,149       11,018
                           11,830        11,825       11,550
Dec 31, 1998               12,776        12,506       11,942
                           13,413        13,029       12,054
                           13,038        12,624       11,788
                           13,586        13,129       12,195
                           14,055        13,638       12,985
                           13,716        13,316       12,797
                           14,564        14,055       13,326
                           14,251        13,616       12,944
                           13,990        13,549       12,658
                           13,690        13,177       12,260
                           14,394        14,011       12,785
                           14,759        14,296       12,898
Dec 31, 1999               16,102        15,138       13,359
                           15,328        14,377       12,836
                           15,518        14,105       12,419
                           16,809        15,485       13,585
                           16,483        15,019       13,343
                           16,469        14,711       13,294
                           16,497        15,074       13,243
                           16,592        14,838       13,195
                           17,692        15,760       14,016
                           17,054        14,928       13,632
                           17,040        14,865       13,672
                           15,953        13,693       12,922
Dec 31, 2000               16,780        13,760       13,411
                           17,090        14,248       13,682
                           15,912        12,949       12,943
                           15,261        12,128       12,357
                           16,377        13,071       13,182
                           16,656        13,159       13,351
                           16,346        12,838       13,026
                           16,237        12,712       12,910
                           15,416        11,916       12,315
                           14,115        10,954       11,325
                           14,509        11,163       11,469
                           15,675        12,019       12,216
Dec 31, 2001               15,980        12,124       12,415
                           15,692        11,947       12,235
                           15,338        11,717       12,155
                           15,980        12,158       12,630
                           15,050        11,421       12,155
                           14,931        11,337       12,139
                           13,664        10,529       11,345
                           12,598         9,708       10,441
                           12,530         9,772       10,545
                           11,278         8,710        9,478
                           12,293         9,477       10,098
                           13,156        10,034       10,656
Dec 31, 2002               12,315         9,444       10,193
                           11,976         9,197        9,920
                           11,874         9,059        9,707
                           11,976         9,147        9,770
                           12,996         9,901       10,536
                           13,813        10,422       11,128
                           13,949        10,556       11,271
                           14,187        10,741       11,421
                           14,476        10,951       11,669
                           14,272        10,835       11,541
                           15,089        11,448       12,147
                           15,293        11,549       12,325
Dec 31, 2003               16,071        12,154       12,976

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT GROWTH & INCOME FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                             30.49%
Three Years                          -1.43%
Five Years                            4.69%
Since Inception                       9.45%
Fund Inception Date                  October 2, 1998
Fund Registration Date               March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U. S. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT GROWTH FUND

The Vantagepoint Growth Fund seeks to offer long-term capital growth. The Fund pursues this goal by seeking to invest primarily in companies with above-average growth potential. The Fund's subadvisers, Brown Capital Management, Fidelity Management and Research Company, Peregrine Capital Management, Inc. and Tukman Capital Management, Inc., use different growth investing approaches to produce capital gains.

PERFORMANCE

The Vantagepoint Growth Fund rose 28.71% in 2003. The Fund's market benchmark, the Wilshire 5000 Total Market Index, returned 31.64%. The Lipper Growth Funds Index, a group of mutual funds with similar objectives, rose 27.89%.

The Growth Fund's return reflected 2003's trends. Its focus on higher-quality, larger-capitalization stocks generated a strong absolute return, but restrained performance slightly compared to the Wilshire 5000 Total Market Index.

COMMENTARY

Springing back from three years of losses, the major U.S. stock indexes produced double-digit returns in 2003. These gains were fueled by continued low interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Economically sensitive sectors such as information technology, basic materials, and consumer discretionary goods led the market higher. As often happens in the early stages of a market recovery, smaller stocks outperformed larger stocks and the market rewarded aggressive approaches to investing.

Technology stocks were the market's top-performing sector in 2003 as communication equipment makers, semiconductor and internet stocks rebounded from prior years' setbacks. The Fund benefited from tech sector exposure, for example, as investors flocked back into Intel and Cisco, two of the Fund's holdings.

There was more to 2003's story than technology, however, as the rebound in stock prices covered many industries including automobiles, biotechnology, financials, media and retailers. Top contributors to the Fund were just as diverse and included medical device maker Boston Scientific, global financial group Goldman Sachs, internet marketplace eBay, and Home Depot.

The Vantagepoint Growth Fund achieved two milestones in 2003. First, the Fund marked its twentieth year of operations. Founded in 1983 and registered with the SEC in 1999, the Fund was the first in the Vantagepoint Funds family to implement the multi-manager strategy used today for all of the Vantagepoint equity funds. On September 30, 2003, Vantagepoint Funds celebrated the twentieth anniversary of Fidelity Management and Research as a subadviser in the Growth Fund.

The assets subadvised by Barclays Global Fund Advisors were eliminated from the fund near year end and those assets were reallocated to the Funds' other existing subadvisers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Brown Capital Management, Inc.
--------------------------------------------------------------------------------
Founded:                        1983
Investment Style:               Well-priced growth
Investment Approach:            Bottom-up fundamental research

Fidelity Management and Research Company
--------------------------------------------------------------------------------
Founded:                        1981
Investment Style:               Aggressive growth
Investment Approach:            Bottom-up fundamental research

Tukman Capital Management, Inc.
--------------------------------------------------------------------------------
Founded:                        1980
Investment Style:               Contrarian growth
Investment Approach:            Bottom-up fundamental research

Peregrine Capital Management, Inc.
--------------------------------------------------------------------------------
Founded:                        1984
Investment Style:               Concentrated growth
Investment Approach:            Bottom-up fundamental analysis

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT GROWTH FUND VS. WILSHIRE 5000 TOTAL MARKET INDEX AND LIPPER GROWTH FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                 Wilshire
                                5000 Index      Lipper
                  Vantagepoint  (no fees,       Growth
                    Growth       taxes, or   Funds Index
                    Fund         expenses)    (no taxes)
 Mar 1, 1999       10,000        10,000        10,000
Mar 31, 1999       10,570        10,386        10,434
                   11,340        10,884        10,699
                   11,080        10,645        10,490
Jun 30, 1999       11,750        11,197        11,110
                   11,430        10,838        10,836
                   11,160        10,737        10,714
                   11,050        10,456        10,535
                   11,810        11,121        11,184
                   12,430        11,493        11,657
Dec 31, 1999       14,003        12,366        12,706
                   13,398        11,853        12,247
                   14,511        12,118        12,971
                   15,391        12,838        13,631
                   14,427        12,169        12,949
                   13,897        11,744        12,378
Jun 30, 2000       14,904        12,262        13,063
                   14,480        12,012        12,773
                   15,889        12,884        13,727
                   15,211        12,283        12,888
                   14,904        12,022        12,526
                   13,218        10,826        11,187
Dec 31, 2000       13,645        11,019        11,322
                   14,012        11,441        11,618
                   12,238        10,356        10,270
                   11,149         9,659         9,462
                   12,352        10,454        10,350
                   12,352        10,558        10,338
Jun 30, 2001       12,175        10,381        10,123
                   11,795        10,209         9,844
                   10,946         9,591         9,158
                    9,667         8,730         8,173
                   10,339         8,952         8,474
                   11,387         9,636         9,196
Dec 31, 2001       11,569         9,810         9,286
                   11,513         9,688         9,057
                   10,982         9,489         8,698
                   11,569         9,904         9,088
                   10,912         9,420         8,609
                   10,716         9,310         8,497
Jun 30, 2002        9,878         8,655         7,811
                    9,096         7,957         7,240
                    9,152         8,003         7,299
                    8,244         7,200         6,592
                    8,984         7,751         7,126
                    9,389         8,218         7,526
Dec 31, 2002        8,762         7,763         7,039
                    8,482         7,567         6,887
                    8,385         7,439         6,804
                    8,511         7,523         6,883
                    9,209         8,140         7,415
                    9,712         8,637         7,841
Jun 30, 2003        9,740         8,765         7,915
                   10,048         8,976         8,090
                   10,355         9,192         8,304
                   10,188         9,090         8,152
                   10,900         9,645         8,619
                   11,012         9,780         8,681
Dec 31, 2003       11,278        10,219         9,002

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT GROWTH FUND VS. WILSHIRE 5000 TOTAL MARKET INDEX AND LIPPER GROWTH FUNDS INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1993
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                Wilshire
                               5000 Index     Lipper
                Vantagepoint   (no fees,      Growth
                   Growth       taxes, or   Funds Index
                    Fund        expenses)    (no taxes)
Dec 31, 1993       10,000        10,000        10,000
                   10,322        10,315        10,346
                   10,113        10,084        10,176
                    9,512         9,627         9,701
                    9,583         9,719         9,779
                    9,464         9,814         9,826
                    9,154         9,552         9,489
                    9,444         9,835         9,757
                    9,944        10,270        10,173
                    9,767        10,071         9,954
                   10,048        10,235        10,144
                    9,576         9,861         9,758
Dec 31, 1994        9,628         9,994         9,843
                    9,613        10,209         9,879
                   10,047        10,616        10,245
                   10,367        10,896        10,555
                   10,602        11,167        10,854
                   10,827        11,545        11,183
                   11,368        11,913        11,685
                   12,120        12,403        12,249
                   12,269        12,524        12,378
                   12,629        13,002        12,745
                   12,319        12,871        12,576
                   12,967        13,417        13,001
Dec 31, 1995       13,156        13,636        13,055
                   13,402        14,001        13,371
                   13,946        14,246        13,581
                   14,125        14,402        13,644
                   14,641        14,758        13,986
                   15,023        15,161        14,234
                   14,607        15,037        14,094
                   13,631        14,225        13,332
                   14,370        14,680        13,734
                   15,128        15,462        14,502
                   15,125        15,678        14,711
                   16,020        16,717        15,641
Dec 31, 1996       15,998        16,529        15,343
                   16,671        17,413        16,143
                   16,283        17,405        16,019
                   15,643        16,635        15,285
                   16,124        17,361        15,957
                   17,379        18,591        17,062
                   18,055        19,445        17,700
                   19,815        20,940        19,167
                   19,611        20,153        18,460
                   20,744        21,342        19,516
                   19,755        20,631        18,885
                   19,726        21,307        19,320
Dec 31, 1997       20,132        21,700        19,646
                   19,812        21,818        19,778
                   21,423        23,407        21,172
                   22,482        24,578        22,078
                   22,833        24,870        22,315
                   21,812        24,208        21,766
                   22,445        25,057        22,706
                   21,628        24,508        22,465
                   17,382        20,691        18,857
                   18,891        22,043        20,115
                   20,245        23,683        21,507
                   21,561        25,174        22,789
Dec 31, 1998       24,127        26,785        24,694
                   25,104        27,770        25,749
                   23,397        26,763        24,871
                   24,731        27,796        25,950
                   26,532        29,128        26,609
                   25,924        28,491        26,090
                   27,491        29,965        27,632
                   26,743        29,005        26,950
                   26,111        28,734        26,645
                   25,854        27,983        26,200
                   27,632        29,763        27,814
                   29,082        30,760        28,991
Dec 31, 1999       32,762        33,095        31,600
                   31,348        31,722        30,459
                   33,952        32,432        32,259
                   36,011        34,359        33,901
                   33,754        32,568        32,206
                   32,514        31,431        30,786
                   34,870        32,817        32,488
                   33,878        32,148        31,767
                   37,176        34,482        34,140
                   35,589        32,873        32,054
                   34,870        32,174        31,153
                   30,927        28,973        27,823
Dec 31, 2000       31,924        29,490        28,160
                   32,784        30,620        28,895
                   28,634        27,715        25,543
                   26,085        25,850        23,533
                   28,901        27,977        25,741
                   28,901        28,255        25,712
                   28,486        27,782        25,177
                   27,597        27,323        24,482
                   25,611        25,670        22,776
                   22,617        23,364        20,326
                   24,190        23,958        21,074
                   26,642        25,790        22,872
Dec 31, 2001       27,067        26,254        23,096
                   26,937        25,928        22,526
                   25,695        25,395        21,631
                   27,068        26,506        22,602
                   25,530        25,212        21,412
                   25,073        24,916        21,134
                   23,112        23,164        19,427
                   21,282        21,294        18,007
                   21,412        21,419        18,153
                   19,288        19,270        16,395
                   21,020        20,745        17,723
                   21,968        21,995        18,719
Dec 31, 2002       20,500        20,777        17,507
                   19,846        20,253        17,129
                   19,618        19,910        16,921
                   19,912        20,135        17,118
                   21,547        21,786        18,442
                   22,724        23,117        19,501
                   22,790        23,458        19,685
                   23,509        24,024        20,121
                   24,228        24,601        20,653
                   23,836        24,328        20,274
                   25,504        25,814        21,436
                   25,765        26,176        21,590
Dec 31, 2003       26,386        27,350        22,390

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT GROWTH FUND

Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                           28.71%
Three Years                        -6.15%
Five Years                          1.81%
Ten Years                          10.19%
Fund Inception Date                April 1, 1983
Fund Registration Date             March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Wilshire 5000 Total Market Index, consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND

The Vantagepoint Aggressive Opportunities Fund seeks to offer high long-term capital appreciation. The Fund's subadvisers, Southeastern Asset Management, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, LLP, invest primarily in stocks of small- to medium-sized companies that the subadvisers believe offer the opportunity for higher than average growth potential.

PERFORMANCE

The Vantagepoint Aggressive Opportunities Fund rose 44.68% in 2003. The Fund's market benchmark, the Wilshire 4500 Index, returned 43.85%. The Lipper Capital Appreciation Funds Index, a group of mutual funds with similar objectives, rose 31.15%.

The Aggressive Opportunities Fund produced an attractive return in this environment. The Fund's subadvisers typically hold smaller capitalization, higher-risk stocks in keeping with the Fund's objective of higher long-term capital appreciation. Many of the stocks that had been particularly hard-hit in 2002 were among 2003's top performers.

COMMENTARY

Springing back from three years of losses, the major U.S. stock indexes produced double-digit returns in 2003. These gains were fueled by continued low interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Economically sensitive sectors such as information technology, basic materials, and consumer discretionary goods led the market higher. As often happens in the early stages of a market recovery, smaller stocks outperformed larger stocks and the market rewarded aggressive approaches to investing.

Although the rebound in technology stocks grabbed headlines in 2003, significant gains were achieved across all small-cap sectors. For example, the consumer discretionary, health care and industrial sectors each returned more than 30%. The Fund's top contributors for the year likewise spanned a number of industries and included Canadian cable operator Shaw Communications, equipment manufacturer Actuant, and Hilton Hotels.

The Fund's holdings in the financial sector also produced strong returns, particularly from insurer Fairfax Financial and real estate operator Trizec Canada. The combination of low interest rates, rising equity markets and increased borrowing boosted earnings expectations for financial stocks.

In March, Vantagepoint Investment Advisers hired T. Rowe Price Associates, Inc. (T. Rowe Price) to manage one-third of the Fund's assets, replacing Roxbury Capital Management. T. Rowe Price's emerging growth approach focuses on fast-growing small U.S. companies early in their corporate life cycles, seeking those that the subadviser believes can compound earnings over time at above-average rates.

As demonstrated throughout its nine-year history, the Fund's aggressive approach produces returns that typically fluctuate more than the overall stock market, in both up and down markets. 2003's results were a positive illustration of this volatility. However, investors should be prepared to weather periods in which volatility has a negative impact. For this reason, the Fund should be considered a long-term holding and only as a part of a well-diversified retirement portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUBADVISER DATA

Southeastern Asset Management, Inc.
--------------------------------------------------------------------------------
Founded:                        1975
Investment Style:               Worldwide special situations
Investment Approach:            Bottom-up fundamental research

Wellington Capital Management LLP
--------------------------------------------------------------------------------
Founded:                        1928
Investment Style:               Worldwide growth opportunities
Investment Approach:            Bottom-up fundamental research

T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------
Founded:                        1937
Investment Style:               Emerging growth
Investment Approach:            Bottom-up fundamental research

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                    Wilshire      Lipper
                   Vantagepoint    4500 Index     Capital
                    Aggressive     (no fees,    Appreciation
                   Opportunities   taxes, or    Funds Index
                       Fund        expenses)    (no taxes)
 Mar 1, 1999          10,000        10,000        10,000
Mar 31, 1999          10,580        10,390        10,511
                      11,310        11,219        11,020
                      11,350        11,122        10,870
Jun 30, 1999          12,320        11,589        11,531
                      11,650        11,238        11,260
                      11,570        10,959        11,149
Sep 30, 1999          11,680        10,874        11,074
                      12,520        11,430        11,677
                      13,960        12,394        12,351
Dec 31, 1999          16,339        14,102        13,959
                      15,647        13,933        13,558
                      18,167        16,101        14,878
Mar 31, 2000          17,733        15,505        15,215
                      16,411        13,640        13,583
                      15,430        12,633        12,836
Jun 30, 2000          17,113        14,151        13,744
                      16,545        13,749        13,442
                      18,487        15,283        14,732
Sep 30, 2000          17,909        14,661        13,972
                      16,669        13,463        13,348
                      13,715        11,172        11,722
Dec 31, 2000          14,812        11,879        12,153
                      16,228        12,525        12,847
                      13,985        11,003        11,307
Mar 31, 2001          12,343         9,993        10,420
                      14,436        11,050        11,421
                      14,499        11,312        11,424
Jun 30, 2001          14,687        11,403        11,252
                      13,684        10,876        10,792
                      12,356        10,347        10,106
Sep 30, 2001          10,226         9,016         8,872
                      10,957         9,489         9,267
                      12,123        10,226        10,011
Dec 31, 2001          12,775        10,774        10,219
                      11,947        10,571         9,975
                      11,082        10,272         9,629
Mar 31, 2002          11,948        10,968        10,128
                      11,133        10,861         9,656
                      10,607        10,620         9,492
Jun 30, 2002           9,503         9,898         8,677
                       8,375         8,938         7,913
                       8,237         8,990         7,942
Sep 30, 2002           7,535         8,384         7,314
                       7,798         8,659         7,797
                       8,325         9,257         8,293
Dec 31, 2002           7,861         8,867         7,768
                       7,711         8,675         7,637
                       7,485         8,455         7,528
                       7,523         8,580         7,608
                       8,300         9,295         8,141
                       9,015        10,178         8,675
Jun 30, 2002           9,328        10,420         8,783
                       9,880        10,907         9,004
                      10,256        11,364         9,323
                      10,168        11,223         9,169
                      10,845        12,078         9,740
                      11,033        12,495         9,885
Dec 31, 2003          11,373        12,755        10,188

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 1994
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                         Wilshire      Lipper
                        Vantagepoint    4500 Index     Capital
                         Aggressive     (no fees,    Appreciation
                        Opportunities   taxes, or    Funds Index
                            Fund        expenses)    (no taxes)
Oct 1, 1994                10,000        10,000        10,000
                           10,355        10,043        10,117
                           10,099         9,637         9,768
Dec 31, 1994               10,504         9,750         9,857
                           10,359         9,844         9,911
                           10,955        10,262        10,273
                           11,401        10,488        10,544
                           11,546        10,623        10,725
                           11,883        10,859        10,994
                           12,691        11,383        11,530
                           13,791        12,053        12,210
                           14,069        12,334        12,345
                           14,588        12,668        12,667
                           14,142        12,328        12,419
                           14,571        12,852        12,877
Dec 31, 1995               14,638        13,014        12,969
                           15,047        13,148        13,216
                           15,759        13,575        13,545
                           15,847        13,783        13,684
                           17,064        14,424        14,263
                           17,798        14,878        14,681
                           17,110        14,411        14,288
                           15,967        13,329        13,242
                           16,853        14,049        13,833
                           17,841        14,719        14,635
                           17,728        14,502        14,447
                           18,434        15,114        15,074
Dec 31, 1996               18,371        15,250        14,910
                           18,815        15,743        15,524
                           18,428        15,410        15,037
                           17,515        14,605        14,236
                           17,665        14,641        14,519
                           19,346        16,097        15,734
                           20,035        16,860        16,423
                           21,262        18,021        17,614
                           21,312        18,185        17,283
                           22,602        19,445        18,320
                           21,749        18,704        17,591
                           21,819        18,710        17,626
Dec 31, 1997               21,565        19,167        17,885
                           21,412        18,894        17,890
                           23,173        20,339        19,266
                           24,253        21,390        20,170
                           24,672        21,661        20,361
                           23,684        20,649        19,708
                           23,858        20,971        20,510
                           22,359        19,783        19,948
                           17,867        15,950        16,521
                           19,039        17,101        17,566
                           20,244        18,073        18,577
                           21,940        19,197        19,652
Dec 31, 1998               24,188        20,822        21,456
                           25,202        21,156        22,469
                           23,402        20,005        21,395
                           24,759        20,786        22,488
                           26,467        22,444        23,577
                           26,561        22,249        23,256
                           28,831        23,184        24,670
                           27,263        22,483        24,090
                           27,076        21,923        23,854
                           27,333        21,753        23,692
                           29,299        22,865        24,983
                           32,669        24,795        26,425
Dec 31, 1999               38,235        28,211        29,865
                           36,616        27,874        29,008
                           42,513        32,210        31,830
                           41,498        31,018        32,553
                           38,405        27,287        29,060
                           36,109        25,273        27,462
                           40,048        28,308        29,406
                           38,719        27,505        28,759
                           43,263        30,574        31,520
                           41,909        29,330        29,894
                           39,009        26,933        28,557
                           32,097        22,349        25,079
Dec 31, 2000               34,663        23,764        26,002
                           37,976        25,057        27,487
                           32,727        22,012        24,191
                           28,886        19,992        22,294
                           33,783        22,106        24,434
                           33,930        22,629        24,442
                           34,369        22,813        24,073
                           32,023        21,757        23,090
                           28,915        20,700        21,623
                           23,930        18,038        18,981
                           25,642        18,983        19,827
                           28,371        20,458        21,417
Dec 31, 2001               29,896        21,554        21,864
                           27,959        21,147        21,341
                           25,935        20,548        20,602
                           27,960        21,942        21,670
                           26,054        21,727        20,659
                           24,821        21,246        20,309
                           22,240        19,802        18,563
                           19,600        17,881        16,930
                           19,277        17,985        16,991
                           17,634        16,772        15,649
                           18,250        17,323        16,683
                           19,481        18,518        17,743
Dec 31, 2002               18,396        17,738        16,621
                           18,045        17,355        16,338
                           17,516        16,914        16,105
                           17,604        17,165        16,278
                           19,423        18,594        17,417
                           21,096        20,361        18,559
                           21,829        20,846        18,790
                           23,120        21,819        19,263
                           24,000        22,733        19,946
                           23,795        22,451        19,616
                           25,379        24,162        20,838
                           25,820        24,996        21,149
Dec 31, 2003               26,615        25,516        21,798

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            44.68%
Three Years                         -8.43%
Five Years                           1.93%
Since Inception                     11.15%
Fund Inception Date                 October 1, 1994
Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Wilshire 4500 Index, consists of all stocks in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index. It represents mid- and small-capitalization companies. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT INTERNATIONAL FUND

The Vantagepoint International Fund seeks to offer long-term capital growth and diversification by country. The Fund's subadvisers use distinct investment strategies to select among countries and companies in seeking to achieve the Fund's objective. Two subadvisers manage the Fund: Capital Guardian Trust Company and Artisan Partners.

PERFORMANCE

The International Fund returned 31.31% for the year. The Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index of stocks in developed countries, rose 39.17%. The Lipper International Funds Index, a group of mutual funds with similar objectives, returned 35.99%.

Despite a return of more than 30%, the Fund trailed its market benchmark and peer group of funds in 2003 principally because the Fund's subadvisers emphasized higher-quality holdings in larger European countries, such as Germany's Allianz and Switzerland's Credit Suisse, with less emphasis on Japan and the Pacific region.

COMMENTARY

Rocketing back from three straight years in decline, major global stock indexes produced double-digit returns in 2003. In the U.S., the S&P 500 Index rose 28.70%. The MSCI EAFE Index, which measures the performance of larger companies in developed countries, rose 17.41% in local currency (meaning the currencies of the countries in which the companies are headquartered). However, U.S. investors in foreign stocks benefited from the rise of major world currencies against the dollar. For example, the euro rose 20% against the dollar, while the yen and the British pound each gained 11% versus the dollar. The foreign currency gains boosted returns on stocks denominated in those currencies. In dollar terms, the MSCI EAFE Index returned 39.17%, well above the S&P 500 Index.

The common factors that powered global stock market gains included low interest rates, an improving economic picture, rising corporate earnings, and reduced uncertainty about U.S. action in Iraq. Lower-quality issues performed better than high-quality holdings overseas, as they did in the U.S. However, in a marked difference from the U.S., foreign stocks paying higher dividends outperformed those paying low or no dividends. In fact, the dividend yield of the MSCI EAFE Index was higher at year-end than the dividend yield of the S&P 500 Index.

Smaller developed markets such as Norway, Sweden, Singapore and Hong Kong tended to perform better than the larger countries. While the global recovery should help all countries, investors theorized that the impact of a stronger economic environment may be felt more quickly in smaller markets. Germany was a notable exception to this tendency, however. After dropping nearly 60% between 2000 and 2002, the German market rose more than 30% in euro and some 60% when euro gains against the dollar were factored in.

Japan's market rebound captured media headlines in 2003. The MSCI Japan Index posted only its second annual gain since 1995, rising more than 20% in yen. The yen's gain of 11% against the dollar pushed returns above 34% for U.S. investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUBADVISER DATA

Capital Guardian Trust Company
--------------------------------------------------------------------------------
Founded:                       1968
Investment Style:              International selected opportunities
Investment Approach:           Bottom-up fundamental research

Artisan Partners Limited Partnership
--------------------------------------------------------------------------------
Founded:                       1995
Investment Style:              International growth opportunities
Investment Approach:           Bottom-up fundamental research

VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                    MSCI
                                 EAFE Index        Lipper
                   Vantagepoint  (no fees,     International
                  International   taxes, or    Funds Index
                      Fund        expenses)     (no taxes)
 Mar 1, 1999          10,000       10,000         10,000
Mar 31, 1999          10,450       10,420         10,333
                      10,940       10,844         10,815
                      10,530       10,288         10,412
Jun 30, 1999          11,070       10,692         10,906
                      11,460       11,012         11,149
                      11,640       11,055         11,237
                      11,760       11,169         11,273
                      12,160       11,589         11,666
                      12,800       11,994         12,522
Dec 31, 1999          14,262       13,073         14,060
                      13,423       12,245         13,238
                      13,879       12,577         14,112
                      14,252       13,067         14,148
                      13,588       12,381         13,251
                      13,236       12,081         12,887
Jun 30, 2000          13,816       12,557         13,484
                      13,319       12,033         13,047
                      13,526       12,140         13,267
                      12,666       11,551         12,494
                      12,262       11,281         12,069
                      11,816       10,860         11,560
Dec 31, 2000       12,136.02       11,248         11,991
                      12,249       11,243         12,062
                      11,378       10,401         11,215
                      10,598        9,712         10,426
                      11,378       10,394         11,061
                      10,971       10,035         10,793
Jun 30, 2001          10,553        9,628         10,489
                      10,247        9,454         10,216
                      10,010        9,216         10,011
                       8,890        8,285          8,920
                       9,158        8,497          9,162
                       9,536        8,811          9,504
Dec 31, 2001           9,690        8,863          9,673
                       9,228        8,393          9,283
                       9,334        8,452          9,413
                       9,867        8,914          9,911
                       9,855        8,978          9,981
                       9,914        9,100         10,123
Jun 30, 2002           9,512        8,741          9,724
                       8,543        7,879          8,753
                       8,496        7,863          8,760
                       7,646        7,020          7,817
                       8,130        7,398          8,222
                       8,473        7,735          8,611
Dec 31, 2002           8,132        7,475          8,336
                       7,665        7,164          8,031
                       7,390        7,000          7,793
                       7,187        6,868          7,602
                       8,036        7,549          8,354
                       8,490        8,013          8,891
Jun 30, 2003           8,669        8,212          9,101
                       8,992        8,412          9,356
                       9,136        8,616          9,626
                       9,303        8,884          9,820
                       9,865        9,438         10,405
                      10,045        9,649         10,614
Dec 31, 2003          10,677       10,403         11,336

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 1994
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                          MSCI
                                       EAFE Index        Lipper
                        Vantagepoint   (no fees,     International
                       International    taxes, or    Funds Index
                           Fund         expenses)     (no taxes)
Oct 1, 1994                10,000        10,000         10,000
                           10,255        10,335         10,179
                            9,809         9,841          9,704
Dec 31, 1994                9,643         9,905          9,575
                            9,267         9,527          9,100
                            9,372         9,502          9,097
                            9,597        10,097          9,336
                            9,952        10,479          9,680
                           10,107        10,357          9,775
                           10,122        10,178          9,812
                           10,628        10,815         10,351
                           10,382        10,405         10,176
                           10,548        10,611         10,346
                           10,331        10,328         10,131
                           10,427        10,618         10,237
Dec 31, 1995               10,683        11,049         10,533
                           11,000        11,097         10,782
                           11,086        11,137         10,828
                           11,222        11,377         10,997
                           11,529        11,710         11,356
                           11,565        11,497         11,343
                           11,661        11,565         11,447
                           11,313        11,230         11,061
                           11,530        11,257         11,205
                           11,728        11,559         11,456
                           11,763        11,444         11,410
                           12,254        11,902         11,946
Dec 31, 1996               12,442        11,752         12,052
                           12,448        11,343         12,068
                           12,595        11,531         12,286
                           12,641        11,576         12,352
                           12,728        11,640         12,406
                           13,343        12,401         13,106
                           13,866        13,087         13,735
                           14,228        13,302         14,176
                           13,310        12,311         13,154
                           14,119        13,003         13,998
                           13,048        12,007         12,936
                           12,962        11,887         12,827
Dec 31, 1997               12,999        11,994         12,927
                           13,249        12,545         13,240
                           13,988        13,353         14,080
                           14,565        13,767         14,845
                           14,664        13,879         15,074
                           14,314        13,815         15,104
                           14,045        13,922         14,972
                           14,061        14,067         15,201
                           12,015        12,327         13,014
                           11,868        11,952         12,609
                           13,038        13,202         13,536
                           13,556        13,881         14,214
Dec 31, 1998               13,644        14,432         14,564
                           13,445        14,393         14,653
                           13,298        14,053         14,276
                           13,896        14,643         14,752
                           14,548        15,240         15,439
                           14,003        14,458         14,865
                           14,721        15,025         15,569
                           15,239        15,475         15,916
                           15,479        15,535         16,042
                           15,638        15,695         16,093
                           16,170        16,287         16,655
                           17,021        16,856         17,876
Dec 31, 1999               18,965        18,372         20,073
                           17,849        17,208         18,899
                           18,455        17,674         20,146
                           18,952        18,363         20,198
                           18,069        17,400         18,918
                           17,601        16,978         18,398
                           18,373        17,646         19,249
                           17,711        16,910         18,626
                           17,987        17,060         18,940
                           16,843        16,233         17,836
                           16,305        15,853         17,230
                           15,713        15,262         16,503
Dec 31, 2000               16,138        15,808         17,118
                           16,289        15,800         17,219
                           15,130        14,617         16,010
                           14,093        13,649         14,885
                           15,130        14,606         15,790
                           14,589        14,102         15,408
                           14,033        13,531         14,974
                           13,626        13,286         14,584
                           13,311        12,952         14,292
                           11,822        11,643         12,735
                           12,178        11,941         13,080
                           12,681        12,382         13,568
Dec 31, 2001               12,885        12,456         13,810
                           12,272        11,795         13,253
                           12,413        11,878         13,438
                           13,120        12,526         14,149
                           13,105        12,617         14,248
                           13,183        12,788         14,452
                           12,649        12,284         13,882
                           11,360        11,072         12,496
                           11,298        11,050         12,506
                           10,167         9,866         11,159
                           10,811        10,397         11,738
                           11,268        10,870         12,294
Dec 31, 2002               10,814        10,505         11,900
                           10,193        10,068         11,465
                            9,827         9,837         11,125
                            9,557         9,652         10,853
                           10,686        10,609         11,927
                           11,290        11,261         12,693
                           11,528        11,540         12,993
                           11,958        11,821         13,357
                           12,149        12,109         13,743
                           12,371        12,484         14,018
                           13,119        13,263         14,854
                           13,357        13,560         15,153
Dec 31, 2003               14,198        14,620         16,184

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT INTERNATIONAL FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            31.31%
Three Years                         -4.18%
Five Years                           0.80%
Since Inception                      3.86%
Fund Inception Date                 October 1, 1994
Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's market benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT INDEX FUNDS

COMMENTARY

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks.

Interest rates rose from 45-year lows during 2003 as economic data pointed to an acceleration of growth. Because interest rates and bond prices move in opposite directions, the U.S. bond market posted more modest returns than in the previous three years. Vantagepoint Core Bond Index Fund Class II shares returned 3.88% and Class I Shares returned 3.59%. The Fund seeks to track the Lehman Brothers Aggregate Bond Index, which rose 4.11%.

The major U.S. stock indexes posted strong positive returns for the first time since 1999. The gains were fueled by low absolute interest rates, an improving economic picture, rising corporate earnings, and decreased uncertainty about U.S. action in Iraq. Vantagepoint 500 Stock Index Fund Class II shares returned 28.24% and Class I Shares returned 27.98%. The Fund seeks to track the S&P 500 Index, which gained 28.70%. Vantagepoint Broad Market Index Fund Class II shares returned 31.30% and Class I Shares returned 31.08%. The Fund seeks to track the Wilshire 5000 Total Market Index, which comprises the stocks of U.S.-headquartered companies for which daily pricing is available and rose 31.64%. Vantagepoint Mid/Small Company Index Fund Class II shares returned 42.53% and Class I Shares returned 42.17%. The Fund seeks to track the Wilshire 4500 Index, which measures the performance of small- and mid-sized companies and gained 43.85%.

In general, international stocks experienced positive returns in 2003. Because the dollar declined against major currencies, international stock returns were higher when translated into U.S. dollars. The MSCI Europe, Australasia, Far East
(EAFE) Free Index, which comprises larger stocks in developed markets, rose 39.17% in dollar terms. Vantagepoint Overseas Equity Index Fund Class II shares returned 37.85% and Class I Shares returned 37.75%. The Fund seeks to track the MSCI EAFE Index.

The difference between the index and funds' performance is due to tracking error and fund expenses.

As of December 31, each Index Fund invested in a portfolio managed by Barclays Global Fund Advisors, Inc. On December 11, 2003, the Vantagepoint Funds Board of Directors approved the transfer of the Index Funds from a "Master - Feeder" structure to an Adviser / Subadviser (separate accounts) arrangement. In conjunction with this change, a new subadviser was selected. Mellon Capital Management Corporation will manage the separate accounts. Both of these transitions will occur during the first quarter of 2004.

*This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. This information is not intended to be construed as a solicitation for particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Index represents securities that are US domestic, taxable, and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P 500 is an Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The Wilshire 4500 Index measures the performance of all small and mid-cap stocks. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund's portfolio may differ significantly from the securities held in the indices. Indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual open-ended investment company portfolio. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400. VantagePlanning fee based financial planning services are offered through the ICMA Retirement Corporation, a federally registered Investment Adviser. Please consult all disclosure documents prior to initiating any plan.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT CORE BOND INDEX FUND

VANTAGEPOINT CORE BOND INDEX FUND CLASS I VS. LEHMAN BROTHERS AGGREGATE BOND
INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                     Lehman
                                    Brothers
                                    Aggregate
                   Vantagepoint     Bond Index
                    Core Bond       (no fees,
                    Index Fund      taxes, or
                      Class I       expenses)
 Mar 1, 1999          10,000         10,000
Mar 31, 1999          10,049         10,055
                      10,056         10,087
                       9,938          9,998
Jun 30, 1999           9,896          9,966
                       9,871          9,925
                       9,858          9,920
                       9,955         10,035
                       9,971         10,072
                       9,969         10,071
Dec 31, 1999           9,895         10,022
                       9,878          9,989
                      10,005         10,110
                      10,145         10,244
                      10,088         10,214
                      10,061         10,209
Jun 30, 2000          10,265         10,421
                      10,370         10,516
                      10,516         10,669
                      10,557         10,736
                      10,628         10,807
                      10,804         10,984
Dec 31, 2000          11,026         11,188
                      11,196         11,371
                      11,315         11,469
                      11,362         11,527
                      11,279         11,478
                      11,342         11,547
Jun 30, 2001          11,385         11,591
                      11,677         11,851
                      11,818         11,987
                      11,941         12,126
                      12,250         12,380
                      12,046         12,209
Dec 31, 2001          11,965         12,131
                      12,051         12,229
                      12,175         12,347
                      11,944         12,142
                      12,177         12,378
                      12,273         12,483
Jun 30, 2002          12,362         12,592
                      12,520         12,744
                      12,722         12,960
                      12,924         13,170
                      12,875         13,109
                      12,861         13,105
Dec 31, 2002          13,125         13,376
                      13,128         13,388
                      13,315         13,573
                      13,306         13,562
                      13,401         13,675
                      13,657         13,929
Jun 30, 2003          13,614         13,901
                      13,157         13,434
                      13,232         13,523
                      13,582         13,881
                      13,441         13,752
                      13,474         13,785
Dec 31, 2003          13,597         13,926

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT CORE BOND INDEX FUND CLASS II VS. LEHMAN BROTHERS AGGREGATE BOND
INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Lehman
                                     Brothers
                                     Aggregate
                   Vantagepoint      Bond Index
                    Core Bond        (no fees,
                    Index Fund       taxes, or
                     Class II        expenses)
 Apr 5, 1999          10,000          10,000
                      10,033          10,032
                       9,914           9,944
Jun 30, 1999           9,877           9,912
                       9,856           9,870
                       9,845           9,865
                       9,935           9,980
                       9,956          10,017
                       9,949          10,016
Dec 31, 1999           9,881           9,968
                       9,876           9,935
                       9,994          10,055
                      10,135          10,188
                      10,079          10,158
                      10,065          10,153
Jun 30, 2000          10,270          10,364
                      10,366          10,459
                      10,513          10,610
                      10,556          10,677
                      10,628          10,747
                      10,817          10,924
Dec 31, 2000          11,040          11,127
                      11,212          11,308
                      11,332          11,407
                      11,381          11,464
                      11,289          11,416
                      11,353          11,484
Jun 30, 2001          11,410          11,528
                      11,692          11,786
                      11,846          11,921
                      11,972          12,060
                      12,282          12,312
                      12,081          12,142
Dec 31, 2001          12,001          12,064
                      12,089          12,162
                      12,215          12,280
                      11,986          12,076
                      12,221          12,310
                      12,319          12,415
Jun 30, 2002          12,410          12,523
                      12,571          12,674
                      12,775          12,889
                      12,980          13,097
                      12,933          13,037
                      12,920          13,033
Dec 31, 2002          13,187          13,303
                      13,191          13,315
                      13,380          13,499
                      13,374          13,488
                      13,483          13,600
                      13,730          13,853
Jun 30, 2003          13,701          13,825
                      13,233          13,361
                      13,311          13,449
                      13,676          13,805
                      13,537          13,677
                      13,559          13,710
Dec 31, 2003          13,699          13,850

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT CORE BOND INDEX FUND
Average Annual Total Return for the periods ended December 31, 2003
================================================================================

                                            Class I Shares     Class II Shares

One Year                                          3.59%              3.88%
Three Years                                       7.23%              7.46%
Five Years                                        5.94%              6.15%
Since Inception                                   6.93%              7.13%

Inception Date                               June 2, 1997      June 2, 1997
Offering Date                                March 1, 1999     April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 Class I Shares and April 5 Class II Shares, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Lehman Brothers Aggregate Bond Index, consists of all investment-grade U. S. fixed income securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT 500 STOCK INDEX FUND

VANTAGEPOINT 500 STOCK INDEX FUND CLASS I VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                     S&P 500
                  Vantagepoint        Index
                   500 Stock        (no fees,
                   Index Fund       taxes, or
                     Class I        expenses)
 Mar 1, 1999          10,000         10,000
Mar 31, 1999          10,400         10,400
                      10,790         10,803
                      10,530         10,548
Jun 30, 1999          11,110         11,133
                      10,760         10,786
                      10,710         10,732
                      10,410         10,438
                      11,070         11,099
                      11,290         11,324
Dec 31, 1999          11,952         11,991
                      11,347         11,389
                      11,125         11,173
                      12,204         12,266
                      11,831         11,897
                      11,589         11,653
Jun 30, 2000          11,861         11,940
                      11,680         11,754
                      12,396         12,484
                      11,740         11,825
                      11,680         11,775
                      10,762         10,846
Dec 31, 2000          10,804         10,899
                      11,187         11,286
                      10,162         10,257
                       9,509          9,607
                      10,245         10,354
                      10,317         10,423
Jun 30, 2001          10,058         10,170
                       9,955         10,069
                       9,323          9,439
                       8,567          8,677
                       8,733          8,842
                       9,392          9,521
Dec 31, 2001           9,476          9,604
                       9,330          9,464
                       9,152          9,281
                       9,487          9,631
                       8,911          9,047
                       8,837          8,980
Jun 30, 2002           8,209          8,340
                       7,570          7,690
                       7,612          7,741
                       6,785          6,899
                       7,382          7,507
                       7,811          7,949
Dec 31, 2002           7,354          7,481
                       7,153          7,285
                       7,047          7,176
                       7,110          7,245
                       7,693          7,842
                       8,096          8,256
Jun 30, 2003           8,191          8,361
                       8,329          8,509
                       8,499          8,675
                       8,403          8,583
                       8,870          9,068
                       8,944          9,148
Dec 31, 2003           9,412          9,628

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT 500 STOCK INDEX FUND CLASS II VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                     S&P 500
                  Vantagepoint        Index
                   500 Stock        (no fees,
                   Index Fund       taxes, or
                    Class II        expenses)
 Apr 5, 1999          10,000         10,000
                      10,320         10,387
                      10,080         10,142
Jun 30, 1999          10,640         10,705
                      10,300         10,371
                      10,250         10,319
                       9,970         10,037
                      10,600         10,672
                      10,810         10,889
Dec 31, 1999          11,443         11,530
                      10,867         10,951
                      10,655         10,743
                      11,696         11,794
                      11,342         11,440
                      11,110         11,205
Jun 30, 2000          11,373         11,481
                      11,201         11,302
                      11,888         12,003
                      11,262         11,370
                      11,211         11,322
                      10,321         10,429
Dec 31, 2000          10,372         10,480
                      10,737         10,852
                       9,757          9,862
                       9,132          9,238
                       9,841          9,956
                       9,903         10,022
Jun 30, 2001           9,663          9,778
                       9,559          9,682
                       8,965          9,076
                       8,235          8,343
                       8,391          8,502
                       9,036          9,154
Dec 31, 2001           9,110          9,235
                       8,972          9,100
                       8,804          8,924
                       9,131          9,260
                       8,572          8,699
                       8,508          8,635
Jun 30, 2002           7,906          8,019
                       7,282          7,394
                       7,335          7,443
                       6,532          6,634
                       7,113          7,218
                       7,525          7,643
Dec 31, 2002           7,090          7,193
                       6,897          7,005
                       6,790          6,900
                       6,854          6,967
                       7,412          7,541
                       7,809          7,938
Jun 30, 2003           7,905          8,040
                       8,045          8,181
                       8,195          8,341
                       8,109          8,252
                       8,560          8,720
                       8,635          8,796
Dec 31, 2003           9,092          9,258



Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT 500 STOCK INDEX FUND
Average Annual Total Return for the periods ended December 31, 2003
================================================================================

                                           Class I Shares     Class II Shares

One Year                                          27.98%            28.24%
Three Years                                       -4.49%            -4.30%
Five Years                                        -1.04%            -0.83%
Since Inception                                    5.30%             5.52%

Inception Date                              June 2, 1997      June 2, 1997
Offering Date                               March 1, 1999     April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 Class I Shares and April 5 Class II Shares, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U. S. The index is unmanaged and does not reflect the costs of portfolio management or trading.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT BROAD MARKET INDEX FUND

VANTAGEPOINT BROAD MARKET INDEX FUND CLASS I VS. WILSHIRE 5000 TOTAL MARKET
INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                    Wilshire
                 Vantagepoint      5000 Index
                 Broad Market      (no fees,
                  Index Fund       taxes, or
                    Class I        expenses)
 Mar 1, 1999         10,000         10,000
Mar 31, 1999         10,390         10,386
                     10,880         10,884
                     10,660         10,645
Jun 30, 1999         11,220         11,197
                     10,870         10,838
                     10,770         10,737
Sep 30, 1999         10,510         10,456
                     11,150         11,121
                     11,520         11,493
Dec 31, 1999         12,407         12,366
                     11,888         11,853
                     12,173         12,118
Mar 31, 2000         12,904         12,838
                     12,224         12,169
                     11,817         11,744
Jun 30, 2000         12,356         12,262
                     12,132         12,012
                     13,016         12,884
Sep 30, 2000         12,356         12,283
                     12,081         12,022
                     10,882         10,826
Dec 31, 2000         11,069         11,019
                     11,494         11,441
                     10,373         10,356
Mar 31, 2001          9,644          9,659
                     10,449         10,454
                     10,547         10,558
Jun 30, 2001         10,362         10,381
                     10,177         10,209
                      9,567          9,591
Sep 30, 2001          8,686          8,730
                      8,902          8,952
                      9,590          9,637
Dec 31, 2001          9,756          9,810
                      9,601          9,688
                      9,390          9,489
Mar 31, 2002          9,800          9,904
                      9,301          9,420
                      9,202          9,310
Jun 30, 2002          8,548          8,655
                      7,849          7,957
                      7,893          8,003
Sep 30, 2002          7,106          7,200
                      7,638          7,751
                      8,104          8,218
Dec 31, 2002          7,646          7,763
                      7,457          7,568
                      7,324          7,439
Mar 31, 2003          7,402          7,523
                      8,001          8,140
                      8,489          8,637
Jun 30, 2003          8,611          8,765
                      8,811          8,976
                      9,022          9,192
Sep 30, 2003          8,911          9,090
                      9,454          9,645
                      9,588          9,780
Dec 31, 2003         10,022         10,219

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT BROAD MARKET INDEX FUND CLASS II VS. WILSHIRE 5000 TOTAL MARKET
INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Wilshire
                    Vantagepoint     5000 Index
                    Broad Market     (no fees,
                     Index Fund      taxes, or
                      Class II       expenses)
 Apr 5, 1999            10,000        10,000
                        10,410        10,479
                        10,210        10,250
Jun 30, 1999            10,750        10,780
                        10,410        10,435
                        10,320        10,338
                        10,070        10,067
                        10,690        10,708
                        11,040        11,066
Dec 31, 1999            11,901        11,907
                        11,402        11,412
                        11,677        11,668
                        12,380        12,361
                        11,728        11,717
                        11,341        11,308
Jun 30, 2000            11,850        11,806
                        11,646        11,566
                        12,492        12,405
                        11,870        11,826
                        11,595        11,575
                        10,454        10,424
Dec 31, 2000            10,628        10,609
                        11,046        11,016
                         9,958         9,971
                         9,265         9,300
                        10,046        10,065
                        10,134        10,165
Jun 30, 2001             9,958         9,995
                         9,782         9,830
                         9,199         9,235
                         8,353         8,405
                         8,562         8,619
                         9,225         9,278
Dec 31, 2001             9,382         9,445
                         9,236         9,328
                         9,044         9,136
                         9,438         9,536
                         8,966         9,070
                         8,865         8,964
Jun 30, 2002             8,235         8,334
                         7,561         7,661
                         7,605         7,706
                         6,842         6,933
                         7,370         7,463
                         7,809         7,913
Dec 31, 2002             7,374         7,475
                         7,183         7,286
                         7,058         7,163
                         7,149         7,244
                         7,724         7,838
                         8,186         8,317
Jun 30, 2003             8,310         8,439
                         8,502         8,643
                         8,716         8,851
                         8,603         8,752
                         9,133         9,287
                         9,257         9,417
Dec 31, 2003             9,682         9,840

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT BROAD MARKET INDEX FUND
Average Annual Total Return for the periods ended December 31, 2003

                                            Class I Shares       Class II Shares

One Year                                          31.08%               31.30%
Three Years                                       -3.26%               -3.06%
Five Years                                        -0.06%                0.14%
Since Inception                                   10.86%               11.08%

Inception Date                               October 1, 1994     October 1, 1994
Offering Date                                March 1, 1999       April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 Class I Shares and April 5 Class II Shares, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Wilshire 5000 Total Market Index, consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS I VS. WILSHIRE 4500 INDEX:
GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                  Vantagepoint       Wilshire
                    Mid/Small       4500 Index
                     Company        (no fees,
                    Index Fund      taxes, or
                      Class I       expenses)
  Mar 1, 1999         10,000         10,000
 Mar 31, 1999         10,370         10,390
                      11,190         11,219
                      11,140         11,122
 Jun 30, 1999         11,610         11,589
                      11,230         11,238
                      10,980         10,959
                      10,870         10,874
                      11,430         11,430
                      12,370         12,394
 Dec 31, 1999         14,090         14,102
                      13,888         13,933
                      16,024         16,101
                      15,457         15,505
                      13,655         13,640
                      12,663         12,633
 Jun 30, 2000         14,191         14,151
                      13,817         13,749
                      15,345         15,283
                      14,718         14,661
                      13,534         13,463
                      11,266         11,172
 Dec 31, 2000         11,990         11,879
                      12,626         12,525
                      11,093         11,003
                      10,061          9,993
                      11,125         11,050
                      11,375         11,312
 Jun 30, 2001         11,500         11,403
                      10,958         10,876
                      10,416         10,347
                       9,050          9,016
                       9,512          9,489
                      10,263         10,226
 Dec 31, 2001         10,803         10,774
                      10,602         10,571
                      10,295         10,272
                      10,993         10,968
                      10,877         10,861
                      10,623         10,620
 Jun 30, 2002          9,893          9,898
                       8,941          8,938
                       8,972          8,990
                       8,359          8,384
                       8,634          8,659
                       9,205          9,257
 Dec 31, 2002          8,814          8,867
                       8,623          8,675
                       8,391          8,455
                       8,518          8,580
                       9,216          9,295
                      10,073         10,178
 Jun 30, 2003         10,285         10,420
                      10,761         10,907
                      11,216         11,364
                      11,046         11,223
                      11,882         12,078
                      12,295         12,495
 Dec 31, 2003         12,531         12,755

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS II VS. WILSHIRE 4500 INDEX:
GROWTH OF $10,000 INVESTED APRIL 5, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                 Vantagepoint      Wilshire
                   Mid/Small      4500 Index
                    Company       (no fees,
                   Index Fund     taxes, or
                    Class II      expenses)
 Apr 5, 1999         10,000        10,000
                     10,760        10,798
                     10,720        10,704
Jun 30, 1999         11,170        11,154
                     10,810        10,816
                     10,560        10,547
                     10,460        10,465
                     11,000        11,000
                     11,910        11,929
Dec 31, 1999         13,564        13,572
                     13,371        13,410
                     15,431        15,496
                     14,883        14,923
                     13,158        13,128
                     12,194        12,159
Jun 30, 2000         13,675        13,619
                     13,320        13,232
                     14,791        14,709
                     14,183        14,110
                     13,057        12,958
                     10,865        10,752
Dec 31, 2000         11,563        11,433
                     12,182        12,055
                     10,703        10,590
                      9,706         9,618
                     10,734        10,635
                     10,976        10,887
Jun 30, 2001         11,102        10,975
                     10,587        10,467
                     10,062         9,958
                      8,751         8,678
                      9,187         9,133
                      9,924         9,842
Dec 31, 2001         10,447        10,370
                     10,255        10,174
                      9,955         9,886
                     10,628        10,556
                     10,521        10,453
                     10,275        10,222
Jun 30, 2002          9,570         9,526
                      8,651         8,602
                      8,673         8,652
                      8,096         8,069
                      8,353         8,334
                      8,919         8,909
Dec 31, 2002          8,534         8,534
                      8,342         8,349
                      8,129         8,137
                      8,246         8,258
                      8,930         8,946
                      9,763         9,796
Jun 30, 2003          9,966        10,029
                     10,436        10,497
                     10,874        10,937
                     10,714        10,801
                     11,526        11,624
                     11,921        12,025
Dec 31, 2003         12,165        12,275

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND
Average Annual Total Return for the periods ended December 31, 2003
================================================================================

                                           Class I Shares        Class II Shares

One Year                                          42.17%               42.53%
Three Years                                        1.48%                1.71%
Five Years                                         3.43%                3.65%
Since Inception                                    6.37%                6.60%

Inception Date                              June 2, 1997         June 2, 1997
Offering Date                               March 1, 1999        April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 Class I Shares and April 5 Class II Shares, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Wilshire 4500 Index, consists of all stocks in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index. It represents mid- and small-capitalization companies. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS I VS. MSCI EAFE FREE INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                   Vantagepoint   MSCI EAFE
                     Overseas     Free Index
                      Equity       (no fees,
                    Index Fund     taxes, or
                      Class I      expenses)
  Mar 1, 1999         10,000        10,000
 Mar 31, 1999         10,420        10,415
                      10,840        10,843
                      10,270        10,279
 Jun 30, 1999         10,650        10,678
                      10,950        10,998
                      11,000        11,038
                      11,100        11,151
                      11,520        11,571
                      11,920        11,975
 Dec 31, 1999         13,003        13,052
                      12,075        12,225
                      12,371        12,556
                      12,850        13,045
                      12,157        12,361
                      11,963        12,062
 Jun 30, 2000         12,330        12,536
                      11,831        12,013
                      11,922        12,120
                      11,351        11,532
                      11,096        11,262
                      10,658        10,842
 Dec 31, 2000         11,025        11,230
                      11,025        11,225
                      10,176        10,384
                       9,501         9,696
                      10,154        10,376
                       9,795        10,019
 Jun 30, 2001          9,392         9,613
                       9,218         9,438
                       8,978         9,201
                       8,130         8,271
                       8,281         8,483
                       8,580         8,796
 Dec 31, 2001          8,625         8,849
                       8,170         8,379
                       8,203         8,438
                       8,691         8,899
                       8,702         8,963
                       8,813         9,085
 Jun 30, 2002          8,458         8,727
                       7,616         7,866
                       7,583         7,850
                       6,773         7,009
                       7,117         7,386
                       7,438         7,722
 Dec 31, 2002          7,182         7,463
                       6,877         7,152
                       6,718         6,989
                       6,583         6,857
                       7,227         7,536
                       7,667         8,000
 Jun 30, 2003          7,848         8,198
                       8,028         8,398
                       8,220         8,602
                       8,469         8,869
                       8,988         9,422
                       9,180         9,633
 Dec 31, 2003          9,893        10,386

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS II VS. MSCI EAFE FREE INDEX:
GROWTH OF $10,000 INVESTED APRIL 5, 1999
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                  Vantagepoint   MSCI EAFE
                    Overseas     Free Index
                     Equity       (no fees,
                   Index Fund     taxes, or
                    Class II      expenses)
 Apr 5, 1999         10,000        10,000
Apr 30, 1999         10,380        10,411
                      9,840         9,870
Jun 30, 1999         10,200        10,252
                     10,500        10,559
                     10,530        10,598
                     10,630        10,707
                     11,030        11,109
                     11,410        11,497
Dec 31, 1999         12,459        12,531
                     11,570        11,737
                     11,856        12,055
                     12,316        12,525
                     11,662        11,868
                     11,468        11,581
Jun 30, 2000         11,826        12,036
                     11,345        11,534
                     11,437        11,637
                     10,896        11,072
                     10,640        10,813
                     10,221        10,410
Dec 31, 2000         10,588        10,782
                     10,588        10,777
                      9,776         9,970
                      9,127         9,310
                      9,754         9,963
                      9,413         9,619
Jun 30, 2001          9,018         9,229
                      8,853         9,062
                      8,633         8,834
                      7,765         7,942
                      7,957         8,145
                      8,249         8,445
Dec 31, 2001          8,305         8,496
                      7,856         8,045
                      7,901         8,102
                      8,360         8,544
                      8,371         8,606
                      8,484         8,723
Jun 30, 2002          8,147         8,379
                      7,327         7,552
                      7,304         7,537
                      6,519         6,729
                      6,856         7,092
                      7,170         7,414
Dec 31, 2002          6,925         7,166
                      6,627         6,867
                      6,478         6,710
                      6,352         6,583
                      6,971         7,236
                      7,395         7,681
Jun 30, 2003          7,567         7,871
                      7,751         8,063
                      7,934         8,259
                      8,175         8,515
                      8,680         9,047
                      8,863         9,249
Dec 31, 2003          9,547         9,972

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND
Average Annual Total Return for the periods ended December 31, 2003
================================================================================

                                            Class I Shares       Class II Shares

One Year                                          37.75%               37.85%
Three Years                                       -3.54%               -3.38%
Five Years                                        -0.80%               -0.62%
Since Inception                                    1.43%                1.61%

Inception Date                               June 2, 1997        June 2, 1997
Offering Date                                March 1, 1999       April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1 Class I Shares and April 5 Class II Shares, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Free Index, consists of a subset of the EAFE Index that excludes securities that are not available for purchase by foreign investors. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND

The Savings Oriented Fund seeks to offer capital preservation, reasonable current income and some capital growth while limiting risk. It pursues its objectives by investing 75 percent of its assets in fixed income funds, with the remainder invested in funds featuring holdings in larger company stocks (20 percent) and international stocks (5 percent) for both growth potential and inflation protection. The Fund is designed for conservative investors who seek a diversified portfolio.

The Fund invests in five other Vantagepoint Funds: the Income Preservation Fund (65 percent of assets), the US Government Securities Fund (10 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (10 percent) and the International Fund (5 percent).

COMMENTARY

The Vantagepoint Savings Oriented Fund returned 9.93% in 2003. The Fund's composite benchmark of broad-based market indexes (65% 30-day T-bill/10% Lehman Brothers Aggregate Bond/20% Wilshire 5000 Total Market Index/5% MSCI EAFE, which returned 1.02%, 4.11%, 31.65% and 39.15% respectively for 2003) returned 8.79%.
All components of the Savings Oriented Fund had positive returns in 2003. The Income Preservation Fund fulfilled its role as a stable anchor for the Fund. The strong performance of the Equity Income, Growth & Income, and International Funds (all up more than 30%) provided a satisfying boost to the lower returns of the Income Preservation and US Government Securities Funds. Although equity funds comprised just 25 percent of total fund assets, they produced close to three-quarters of the Fund's overall return.


VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                              Blended Benchmark: 65%
                                                 30-day T-bill/10%
                                                  Lehman Brothers
                         Vantagepoint            Aggregate Bond/20%          Lehman Brothers
                        Model Portfolio       Wilshire 5000/5% MSCI        Aggregate Bond Index
                       Savings Oriented       EAFE (no fees, taxes,         (no fees, taxes, or
                             Fund                  or expenses)                  expenses)
  Dec 4, 2000               10,000                    10,000                      10,000
 Dec 31, 2000               10,146                    10,105                      10,186
                            10,235                    10,234                      10,352
                            10,166                    10,035                      10,442
                            10,097                     9,899                      10,494
                            10,267                    10,118                      10,450
                            10,332                    10,148                      10,513
 Jun 30, 2001               10,304                    10,116                      10,553
                            10,344                    10,116                      10,789
                            10,292                    10,013                      10,913
                            10,105                     9,812                      11,040
                            10,190                     9,909                      11,271
                            10,354                    10,076                      11,115
 Dec 31, 2001               10,431                    10,119                      11,044
                            10,408                    10,084                      11,133
                            10,431                    10,065                      11,241
                            10,554                    10,172                      11,055
                            10,513                    10,106                      11,269
                            10,531                    10,108                      11,365
 Jun 30, 2002               10,386                     9,963                      11,464
                            10,204                     9,775                      11,603
                            10,250                     9,811                      11,799
                            10,036                     9,586                      11,990
                            10,199                     9,763                      11,935
                            10,382                     9,910                      11,931
 Dec 31, 2002               10,289                     9,811                      12,178
                            10,228                     9,748                      12,189
                            10,195                     9,723                      12,357
                            10,219                     9,741                      12,347
                            10,477                     9,964                      12,450
                            10,697                    10,140                      12,681
 Jun 30, 2003               10,754                    10,187                      12,656
                            10,805                    10,219                      12,231
                            10,876                    10,292                      12,312
                            10,899                    10,318                      12,638
                            11,063                    10,471                      12,520
                            11,134                    10,520                      12,550
 Dec 31, 2003               11,310                    10,672                      12,678

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED FEBRUARY 9, 1995
================================================================================

      [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 65%
                                         30-day T-bill/10%
                                          Lehman Brothers
                   Vantagepoint          Aggregate Bond/20%          Lehman Brothers
                  Model Portfolio     Wilshire 5000/5% MSCI        Aggregate Bond Index
                 Savings Oriented     EAFE (no fees, taxes,         (no fees, taxes, or
                       Fund                or expenses)                  expenses)
 Feb 9, 1995          10,000                  10,000                     10,000
                      10,033                  10,128                     10,238
                      10,085                  10,250                     10,300
                      10,208                  10,364                     10,445
                      10,370                  10,504                     10,849
                      10,413                  10,602                     10,928
                      10,516                  10,751                     10,904
                      10,588                  10,798                     11,036
                      10,741                  10,931                     11,143
                      10,774                  10,943                     11,288
                      10,927                  11,097                     11,457
Dec 31, 1995          11,070                  11,207                     11,618
                      11,183                  11,308                     11,694
                      11,206                  11,358                     11,491
                      11,249                  11,416                     11,410
                      11,292                  11,517                     11,346
                      11,375                  11,599                     11,324
                      11,459                  11,629                     11,475
                      11,411                  11,524                     11,506
                      11,494                  11,628                     11,487
                      11,658                  11,821                     11,687
                      11,792                  11,907                     11,946
                      12,026                  12,140                     12,151
Dec 31, 1996          12,039                  12,130                     12,038
                      12,183                  12,278                     12,075
                      12,296                  12,321                     12,105
                      12,239                  12,235                     11,971
                      12,373                  12,398                     12,150
                      12,598                  12,666                     12,266
                      12,772                  12,863                     12,412
                      12,997                  13,142                     12,747
                      12,889                  13,018                     12,638
                      13,145                  13,265                     12,825
                      13,118                  13,181                     13,011
                      13,292                  13,301                     13,071
Dec 31, 1997          13,447                  13,410                     13,203
                      13,521                  13,510                     13,372
                      13,716                  13,784                     13,362
                      13,921                  13,983                     13,407
                      13,945                  14,068                     13,477
                      13,928                  14,041                     13,605
                      14,023                  14,194                     13,720
                      14,026                  14,179                     13,749
                      13,727                  13,712                     13,973
                      14,013                  13,944                     14,300
                      14,320                  14,246                     14,224
                      14,516                  14,498                     14,306
Dec 31, 1998          14,681                  14,752                     14,348
                      14,715                  14,903                     14,450
                      14,638                  14,786                     14,197
                      14,783                  14,980                     14,276
                      15,023                  15,195                     14,321
                      14,990                  15,110                     14,195
                      15,169                  15,330                     14,150
                      15,166                  15,286                     14,090
                      15,122                  15,299                     14,083
                      15,069                  15,283                     14,247
                      15,237                  15,550                     14,299
                      15,285                  15,718                     14,298
Dec 31, 1999          15,403                  16,064                     14,229
                      15,248                  15,918                     14,182
                      15,144                  16,075                     14,354
                      15,585                  16,367                     14,543
                      15,612                  16,198                     14,501
                      15,771                  16,117                     14,494
                      15,737                  16,366                     14,796
                      15,835                  16,332                     14,930
                      16,084                  16,653                     15,147
                      16,091                  16,523                     15,242
                      16,198                  16,504                     15,343
                      16,135                  16,227                     15,594
Dec 31, 2000          16,370                  16,397                     15,884
                      16,514                  16,606                     16,143
                      16,403                  16,284                     16,284
                      16,292                  16,063                     16,365
                      16,566                  16,418                     16,296
                      16,670                  16,467                     16,394
                      16,624                  16,415                     16,456
                      16,690                  16,415                     16,825
                      16,605                  16,247                     17,019
                      16,305                  15,921                     17,216
                      16,441                  16,079                     17,576
                      16,706                  16,351                     17,333
Dec 31, 2001          16,831                  16,420                     17,222
                      16,794                  16,364                     17,362
                      16,831                  16,332                     17,530
                      17,029                  16,506                     17,239
                      16,963                  16,400                     17,574
                      16,992                  16,402                     17,723
                      16,757                  16,167                     17,877
                      16,464                  15,862                     18,094
                      16,538                  15,920                     18,399
                      16,192                  15,556                     18,697
                      16,456                  15,842                     18,611
                      16,751                  16,081                     18,606
Dec 31, 2002          16,600                  15,920                     18,991
                      16,502                  15,818                     19,008
                      16,449                  15,777                     19,270
                      16,487                  15,807                     19,255
                      16,904                  16,168                     19,415
                      17,260                  16,455                     19,776
                      17,351                  16,531                     19,736
                      17,434                  16,582                     19,073
                      17,547                  16,701                     19,199
                      17,585                  16,743                     19,708
                      17,850                  16,992                     19,525
                      17,964                  17,070                     19,571
Dec 31, 2003          18,248                  17,317                     19,771

Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            9.93%
Three Years                         3.68%
Five Years                          4.47%
Since Inception                     7.01%
Fund Inception Date                 February 9, 1995
Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's composite blended benchmark is comprised of 65% 30-day T-bill, 10% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Total Market Index and 5% MSCI/EAFE. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U. S. fixed income securities. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

The Conservative Growth Fund seeks to offer reasonable current income and capital preservation, with modest potential for capital growth. It pursues these objectives by allocating 60 percent of its assets to fixed income funds and 40 percent of assets to stock funds, including international stocks.

The Fund invests in seven other Vantagepoint Funds: the Income Preservation Fund (50 percent), the Core Bond Index Fund (10 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (10 percent), the Growth Fund (10 percent), the Aggressive Opportunities Fund (5 percent) and the International Fund (5 percent).

COMMENTARY

The Vantagepoint Conservative Growth Fund returned 14.64% in 2003. The Fund's composite benchmark of broad-based market indexes (50% 30-day T-bill/10% Lehman Brothers Aggregate Bond/35% Wilshire 5000 Total Market Index/5% MSCI EAFE, which returned 1.02%, 4.11%, 31.65% and 39.15% respectively for 2003) returned 13.25%.
All components of the Conservative Growth Fund had positive returns in 2003. However, equity fund returns outstripped bond and stable value returns by a significant margin. Equity funds comprised just 40 percent of Fund assets, but produced more than 80 percent of overall Fund return for the year. The Equity Income Fund was the most significant contributor to overall Fund return, followed by the Growth & Income Fund.


VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 50%
                                        30-day T-bill/10%          Lehman
                                         Lehman Brothers          Brothers
                                        Aggregate Bond/35%       Aggregate
                   Vantagepoint          Wilshire 5000/5%        Bond Index             Wilshire
                  Model Portfolio            MSCI EAFE            (no fees,            5000 Index
                   Conservative          (no fees, taxes,         taxes, or          (no fees, taxes,
                    Growth Fund            or expenses)           expenses)            or expenses)
 Dec 4, 2000          10,000                  10,000                10,000                10,000
Dec 31, 2000          10,219                  10,124                10,186                10,178
                      10,388                  10,303                10,352                10,568
                      10,096                   9,951                10,442                 9,566
                       9,869                   9,709                10,494                 8,922
                      10,224                  10,038                10,450                 9,656
                      10,285                  10,078                10,513                 9,752
Jun 30, 2001          10,244                  10,016                10,553                 9,589
                      10,211                   9,987                10,789                 9,430
                      10,030                   9,790                10,913                 8,860
                       9,626                   9,458                11,040                 8,064
                       9,815                   9,584                11,271                 8,269
                      10,119                   9,854                11,115                 8,901
Dec 31, 2001          10,229                   9,919                11,044                 9,061
                      10,167                   9,865                11,133                 8,949
                      10,105                   9,813                11,241                 8,765
                      10,310                   9,981                11,055                 9,148
                      10,171                   9,841                11,269                 8,702
                      10,143                   9,823                11,365                 8,599
Jun 30, 2002           9,863                   9,576                11,464                 7,995
                       9,544                   9,278                11,603                 7,350
                       9,587                   9,318                11,799                 7,393
                       9,245                   8,962                11,990                 6,651
                       9,487                   9,229                11,935                 7,160
                       9,735                   9,449                11,931                 7,591
Dec 31, 2002           9,548                   9,276                12,178                 7,171
                       9,451                   9,180                12,189                 6,990
                       9,397                   9,132                12,357                 6,872
                       9,436                   9,163                12,347                 6,950
                       9,803                   9,483                12,450                 7,519
                      10,101                   9,737                12,681                 7,979
Jun 30, 2003          10,169                   9,802                12,656                 8,096
                      10,267                   9,867                12,231                 8,292
                      10,384                   9,972                12,312                 8,491
                      10,389                   9,980                12,638                 8,397
                      10,653                  10,218                12,520                 8,910
                      10,736                  10,286                12,550                 9,034
Dec 31, 2003          10,946                  10,503                12,678                 9,440

Source for Benchmark returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1996

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 50%
                                        30-day T-bill/10%         Lehman
                                         Lehman Brothers         Brothers
                                        Aggregate Bond/35%      Aggregate
                   Vantagepoint          Wilshire 5000/5%       Bond Index            Wilshire
                  Model Portfolio            MSCI EAFE           (no fees,           5000 Index
                   Conservative          (no fees, taxes,        taxes, or         (no fees, taxes,
                    Growth Fund            or expenses)          expenses)           or expenses)
 Apr 1, 1996          10,000                  10,000               10,000               10,000
                      10,023                  10,118                9,944               10,247
                      10,126                  10,225                9,924               10,527
                      10,179                  10,233               10,057               10,441
                      10,042                  10,051               10,084                9,877
                      10,175                  10,184               10,067               10,193
                      10,389                  10,427               10,242               10,736
                      10,512                  10,518               10,470               10,886
                      10,806                  10,823               10,649               11,607
Dec 31, 1996          10,809                  10,788               10,550               11,477
                      10,993                  10,999               10,582               12,091
                      11,076                  11,030               10,609               12,085
                      10,959                  10,873               10,491               11,551
                      11,123                  11,082               10,648               12,055
                      11,427                  11,431               10,750               12,909
                      11,652                  11,681               10,877               13,502
                      11,987                  12,061               11,171               14,540
                      11,840                  11,872               11,076               13,993
                      12,165                  12,195               11,240               14,819
                      12,058                  12,049               11,403               14,325
                      12,253                  12,210               11,456               14,794
Dec 31, 1997          12,427                  12,336               11,571               15,068
                      12,461                  12,430               11,719               15,150
                      12,767                  12,810               11,710               16,252
                      13,043                  13,084               11,750               17,066
                      13,057                  13,179               11,811               17,268
                      12,970                  13,092               11,923               16,809
                      13,095                  13,296               12,025               17,398
                      13,038                  13,230               12,050               17,017
                      12,417                  12,477               12,246               14,367
                      12,794                  12,801               12,533               15,305
                      13,221                  13,216               12,466               16,444
                      13,538                  13,569               12,537               17,480
Dec 31, 1998          13,896                  13,929               12,575               18,598
                      14,011                  14,141               12,664               19,282
                      13,823                  13,945               12,443               18,583
                      14,050                  14,200               12,511               19,300
                      14,401                  14,498               12,551               20,225
                      14,308                  14,362               12,441               19,782
                      14,599                  14,674               12,401               20,806
                      14,536                  14,553               12,349               20,139
                      14,432                  14,536               12,343               19,952
                      14,349                  14,455               12,486               19,430
                      14,630                  14,838               12,532               20,666
                      14,769                  15,064               12,531               21,358
Dec 31, 1999          15,130                  15,558               12,471               22,980
                      14,865                  15,310               12,429               22,026
                      14,893                  15,502               12,580               22,519
                      15,466                  15,912               12,746               23,857
                      15,362                  15,612               12,709               22,614
                      15,451                  15,440               12,703               21,824
                      15,519                  15,772               12,967               22,787
                      15,567                  15,679               13,085               22,322
                      15,998                  16,146               13,274               23,942
                      15,895                  15,895               13,358               22,825
                      15,902                  15,813               13,446               22,340
                      15,497                  15,299               13,667               20,118
Dec 31, 2000          15,837                  15,489               13,921               20,476
                      16,098                  15,763               14,148               21,261
                      15,645                  15,224               14,271               19,244
                      15,294                  14,854               14,342               17,949
                      15,843                  15,357               14,282               19,426
                      15,939                  15,418               14,368               19,619
                      15,875                  15,324               14,422               19,290
                      15,824                  15,279               14,745               18,972
                      15,543                  14,977               14,915               17,824
                      14,917                  14,469               15,088               16,223
                      15,210                  14,663               15,403               16,635
                      15,682                  15,075               15,191               17,908
Dec 31, 2001          15,851                  15,176               15,094               18,229
                      15,756                  15,092               15,216               18,003
                      15,660                  15,013               15,363               17,633
                      15,976                  15,270               15,108               18,405
                      15,762                  15,055               15,402               17,506
                      15,718                  15,027               15,532               17,300
                      15,284                  14,651               15,668               16,084
                      14,791                  14,194               15,857               14,786
                      14,857                  14,255               16,125               14,873
                      14,327                  13,712               16,386               13,380
                      14,702                  14,119               16,311               14,404
                      15,086                  14,457               16,306               15,272
Dec 31, 2002          14,796                  14,191               16,644               14,426
                      14,645                  14,044               16,659               14,063
                      14,562                  13,970               16,888               13,825
                      14,622                  14,018               16,875               13,981
                      15,191                  14,509               17,015               15,127
                      15,653                  14,897               17,332               16,051
                      15,759                  14,996               17,297               16,288
                      15,910                  15,096               16,716               16,681
                      16,092                  15,257               16,826               17,082
                      16,100                  15,268               17,272               16,892
                      16,509                  15,633               17,111               17,924
                      16,638                  15,737               17,152               18,175
Dec 31, 2003          16,963                  16,068               17,327               18,991


Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                           14.64%
Three Years                         2.31%
Five Years                          4.07%
Since Inception                     7.06%
Fund Inception Date          April 1, 1996
Fund Registration Date    December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's composite blended benchmark is comprised of 50% 30-day T-bill, 10% Lehman Aggregate Bond Index, 35% Wilshire 5000 Total Market Index and 5% MSCI/EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U. S. fixed income securities. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

The Traditional Growth Fund seeks to offer moderate capital growth and reasonable current income. The Fund pursues these objectives by allocating 60 percent of assets to stock funds, including international stock funds, and 40 percent to fixed income funds. This traditional "balanced" asset mix is designed to provide the benefit of the historically higher returns from stocks while the income generated by fixed income securities is intended to dampen volatility.

The Fund invests in seven other Vantagepoint Funds: the Income Preservation Fund (30 percent), the Core Bond Index Fund (10 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (15 percent), the Growth Fund (15 percent), the Aggressive Opportunities Fund (10 percent) and the International Fund (10 percent).

COMMENTARY

The Vantagepoint Traditional Growth Fund returned 20.68% in 2003. The Fund's composite benchmark of broad-based indexes (30% 30-day T-bill/10% Lehman Brothers Aggregate Bond/50% Wilshire 5000 Total Market Index/10% MSCI EAFE, which returned 1.02%, 4.11%, 31.65% and 39.15% respectively for 2003) returned 19.74%. All components of the Traditional Growth Fund had positive returns in 2003. Equity funds comprised 60 percent of total Fund assets but produced nearly all of the Fund's return. The Growth & Income Fund was the most significant contributor to overall Fund return, followed closely by the Aggressive Opportunities and Growth Funds.


VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 TOTAL MARKET INDEX:
GROWTH OF $10,000 INVESTED DECEMBER 4, 2000
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 30%       Lehman
                                         30-day T-bill/10%        Brothers
                                     Lehman Aggregate Bond/50%    Aggregate
                  Vantagepoint           Wilshire 5000/10%        Bond Index             Wilshire
                 Model Portfolio             MSCI EAFE            (no fees,              5000 Index
                   Traditional          (no fees, taxes, or       taxes, or              (no fees,
                   Growth Fund                expenses)           expenses)              taxes, or
                                                                                         expenses)
 Dec 4, 2000          10,000                   10,000               10,000                10,000
Dec 31, 2000          10,307                   10,159               10,186                10,178
                      10,541                   10,386               10,352                10,568
                      10,027                    9,836               10,442                 9,566
                       9,634                    9,457               10,494                 8,922
                      10,169                    9,920               10,450                 9,656
                      10,215                    9,951               10,513                 9,752
Jun 30, 2001          10,140                    9,839               10,553                 9,589
                      10,031                    9,771               10,789                 9,430
                       9,722                    9,471               10,913                 8,860
                       9,086                    8,969               11,040                 8,064
                       9,345                    9,131               11,271                 8,269
                       9,781                    9,506               11,115                 8,901
Dec 31, 2001           9,934                    9,595               11,044                 9,061
                       9,800                    9,496               11,133                 8,949
                       9,667                    9,418               11,241                 8,765
                       9,969                    9,664               11,055                 9,148
                       9,741                    9,458               11,269                 8,702
                       9,677                    9,427               11,365                 8,599
Jun 30, 2002           9,256                    9,071               11,464                 7,995
                       8,775                    8,630               11,603                 7,350
                       8,800                    8,672               11,799                 7,393
                       8,310                    8,162               11,990                 6,651
                       8,636                    8,518               11,935                 7,160
                       8,953                    8,816               11,931                 7,591
Dec 31, 2002           8,678                    8,564               12,178                 7,171
                       8,521                    8,423               12,189                 6,990
                       8,430                    8,347               12,357                 6,872
                       8,466                    8,380               12,347                 6,950
                       8,950                    8,816               12,450                 7,519
                       9,339                    9,158               12,681                 7,979
Jun 30, 2003           9,425                    9,249               12,656                 8,096
                       9,581                    9,354               12,231                 8,292
                       9,738                    9,497               12,312                 8,491
                       9,728                    9,502               12,638                 8,397
                      10,086                    9,844               12,520                 8,910
                      10,192                    9,940               12,550                 9,034
Dec 31, 2003          10,472                   10,253               12,678                 9,440

Source for Benchmark returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 TOTAL MARKET INDEX:
GROWTH OF $10,000 INVESTED APRIL 1, 1996
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 30%       Lehman
                                         30-day T-bill/10%        Brothers
                                     Lehman Aggregate Bond/50%    Aggregate
                  Vantagepoint           Wilshire 5000/10%        Bond Index             Wilshire
                 Model Portfolio             MSCI EAFE            (no fees,              5000 Index
                   Traditional          (no fees, taxes, or       taxes, or              (no fees,
                   Growth Fund                expenses)           expenses)              taxes, or
                                                                                         expenses)
                      10,000                   10,000               10,000                10,000
 Apr 1, 1996          10,074                   10,161                9,944                10,247
                      10,207                   10,292                9,924                10,527
                      10,231                   10,282               10,057                10,441
                       9,984                    9,992               10,084                 9,877
                      10,178                   10,165               10,067                10,193
                      10,463                   10,493               10,242                10,736
                      10,597                   10,593               10,470                10,886
                      10,981                   11,017               10,649                11,607
Dec 31, 1996          10,985                   10,946               10,550                11,477
                      11,210                   11,219               10,582                12,091
                      11,284                   11,251               10,609                12,085
                      11,088                   11,009               10,491                11,551
                      11,282                   11,286               10,648                12,055
                      11,739                   11,787               10,750                12,909
                      12,034                   12,150               10,877                13,502
                      12,521                   12,685               11,171                14,540
                      12,284                   12,357               11,076                13,993
                      12,752                   12,826               11,240                14,819
                      12,515                   12,549               11,403                14,325
                      12,731                   12,762               11,456                14,794
Dec 31, 1997          12,937                   12,923               11,571                15,068
                      12,951                   13,051               11,719                15,150
                      13,430                   13,624               11,710                16,252
                      13,828                   14,028               11,750                17,066
                      13,853                   14,148               11,811                17,268
                      13,656                   13,984               11,923                16,809
                      13,792                   14,269               12,025                17,398
                      13,646                   14,147               12,050                17,017
                      12,560                   12,912               12,246                14,367
                      13,050                   13,343               12,533                15,305
                      13,701                   13,984               12,466                16,444
                      14,182                   14,517               12,537                17,480
Dec 31, 1998          14,761                   15,060               12,575                18,598
                      14,959                   15,360               12,664                19,282
                      14,600                   15,034               12,443                18,583
                      14,979                   15,415               12,511                19,300
                      15,505                   15,869               12,551                20,225
                      15,331                   15,617               12,441                19,782
                      15,826                   16,096               12,401                20,806
                      15,682                   15,897               12,349                20,139
                      15,529                   15,847               12,343                19,952
                      15,416                   15,693               12,486                19,430
                      15,880                   16,275               12,532                20,666
                      16,203                   16,622               12,531                21,358
Dec 31, 1999          17,001                   17,417               12,471                22,980
                      16,523                   16,961               12,429                22,026
                      16,795                   17,239               12,580                22,519
                      17,542                   17,865               12,746                23,857
                      17,217                   17,326               12,709                22,614
                      17,195                   17,006               12,703                21,824
                      17,446                   17,504               12,967                22,787
                      17,404                   17,294               13,085                22,322
                      18,130                   17,988               13,274                23,942
                      17,835                   17,520               13,358                22,825
                      17,722                   17,334               13,446                22,340
                      16,902                   16,462               13,667                20,118
Dec 31, 2000          17,421                   16,723               13,921                20,476
                      17,817                   17,097               14,148                21,261
                      16,947                   16,192               14,271                19,244
                      16,283                   15,568               14,342                17,949
                      17,188                   16,330               14,282                19,426
                      17,265                   16,380               14,368                19,619
                      17,138                   16,197               14,422                19,290
                      16,954                   16,085               14,745                18,972
                      16,431                   15,591               14,915                17,824
                      15,356                   14,764               15,088                16,223
                      15,794                   15,030               15,403                16,635
                      16,531                   15,648               15,191                17,907
Dec 31, 2001          16,790                   15,795               15,094                18,229
                      16,564                   15,632               15,216                18,003
                      16,338                   15,504               15,363                17,633
                      16,850                   15,908               15,108                18,405
                      16,464                   15,569               15,402                17,506
                      16,355                   15,519               15,532                17,300
                      15,644                   14,932               15,668                16,084
                      14,832                   14,207               15,857                14,786
                      14,873                   14,276               16,125                14,873
                      14,045                   13,436               16,386                13,380
                      14,597                   14,022               16,311                14,404
                      15,133                   14,512               16,306                15,272
Dec 31, 2002          14,667                   14,097               16,644                14,426
                      14,403                   13,866               16,659                14,063
                      14,249                   13,740               16,888                13,825
                      14,308                   13,795               16,875                13,981
                      15,127                   14,513               17,015                15,127
                      15,784                   15,076               17,332                16,051
                      15,929                   15,226               17,297                16,288
                      16,194                   15,399               16,716                16,681
                      16,458                   15,634               16,826                17,082
                      16,441                   15,642               17,272                16,892
                      17,047                   16,206               17,111                17,924
                      17,226                   16,363               17,152                18,175
Dec 31, 2003          17,700                   16,879               17,327                18,991

Source for Benchmark returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                           20.68%
Three Years                         0.53%
Five Years                          3.70%
Since Inception                     7.64%
Fund Inception Date                April 1, 1996
Fund Registration Date             December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 30% 30-day U. S. Treasury bills, 10% Lehman Brothers Aggregate Bond Index, 50% Wilshire 5000 Total Market Index and 10% MSCI/EAFE. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U. S. fixed income securities. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND

The Long-Term Growth Fund seeks to offer high long-term capital growth and modest current income. The Fund pursues this objective by allocating 80 percent of assets to stock funds and 20 percent to fixed income funds. This allocation has historically resulted in considerable growth in capital, but also involves risk of loss in the event of adverse market developments. This Fund is designed for more aggressive investors with a longer investment horizon.

The Fund invests in seven other Vantagepoint Funds: the Core Bond Index Fund (20 percent), Overseas Equity Index (5 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (20 percent), the Growth Fund (20 percent), the Aggressive Opportunities Fund (15 percent) and the International Fund (10 percent).

COMMENTARY

The Vantagepoint Long-Term Growth Fund returned 27.21% in 2003. The Fund's composite benchmark of broad-based indexes (20% Lehman Brothers Aggregate Bond/65% Wilshire 5000 Total Market Index/15% MSCI EAFE, which returned 4.11%, 31.65% and 39.15% respectively for 2003) returned 26.90%. All components of the Long-Term Growth Fund had positive returns in 2003. Stocks sharply outperformed investment-grade bonds, so virtually all of the Fund's return came from stock funds. The Aggressive Opportunities Fund, which returned 44.68% for the year, was the most significant contributor to overall Fund return, followed by the Growth & Income and Growth Funds.


VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 20%
                                         Lehman Brothers
                                       Aggregate Bond/65%
                   Vantagepoint         Wilshire 5000/15%          Wilshire
                  Model Portfolio           MSCI EAFE             5000 Index
                  Long-Term Growth    (no fees, taxes, or      (no fees, taxes,
                       Fund                expenses)             or expenses)
 Dec 4, 2000          10,000                 10,000                 10,000
Dec 31, 2000          10,403                 10,207                 10,178
                      10,708                 10,493                 10,568
                       9,974                  9,747                  9,566
                       9,423                  9,233                  8,922
                      10,123                  9,817                  9,656
                      10,153                  9,841                  9,752
Jun 30, 2001          10,042                  9,682                  9,589
                       9,881                  9,595                  9,430
                       9,457                  9,203                  8,860
                       8,609                  8,548                  8,064
                       8,949                  8,758                  8,269
                       9,488                  9,217                  8,901
Dec 31, 2001           9,659                  9,321                  9,061
                       9,462                  9,187                  8,949
                       9,271                  9,092                  8,765
                       9,639                  9,395                  9,148
                       9,337                  9,143                  8,702
                       9,246                  9,107                  8,599
Jun 30, 2002           8,701                  8,653                  7,995
                       8,091                  8,092                  7,350
                       8,107                  8,148                  7,393
                       7,507                  7,512                  6,651
                       7,890                  7,939                  7,160
                       8,257                  8,304                  7,591
Dec 31, 2002           7,920                  7,998                  7,171
                       7,726                  7,818                  6,990
                       7,618                  7,727                  6,872
                       7,644                  7,761                  6,950
                       8,222                  8,302                  7,519
                       8,693                  8,740                  7,979
Jun 30, 2003           8,790                  8,852                  8,096
                       8,954                  8,964                  8,292
                       9,148                  9,148                  8,491
                       9,153                  9,174                  8,397
                       9,593                  9,607                  8,910
                       9,716                  9,731                  9,034
Dec 31, 2003          10,075                 10,149                  9,440

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1996
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                      Blended Benchmark: 20%
                                         Lehman Brothers
                                       Aggregate Bond/65%
                   Vantagepoint         Wilshire 5000/15%          Wilshire
                  Model Portfolio           MSCI EAFE             5000 Index
                  Long-Term Growth    (no fees, taxes, or      (no fees, taxes,
                       Fund                expenses)             or expenses)
                      10,000                 10,000                 10,000
 Apr 1, 1996          10,264                 10,193                 10,247
                      10,459                 10,343                 10,527
                      10,344                 10,324                 10,441
                       9,898                  9,923                  9,877
                      10,212                 10,129                 10,193
                      10,618                 10,556                 10,736
                      10,693                 10,683                 10,886
                      11,179                 11,244                 11,607
Dec 31, 1996          11,144                 11,119                 11,477
                      11,420                 11,455                 12,091
                      11,344                 11,486                 12,085
                      11,028                 11,137                 11,551
                      11,254                 11,495                 12,055
                      11,923                 12,159                 12,909
                      12,330                 12,652                 13,502
                      13,040                 13,384                 14,540
                      12,724                 12,884                 13,993
                      13,354                 13,525                 14,819
                      12,876                 13,116                 14,325
                      12,963                 13,388                 14,794
Dec 31, 1997          13,069                 13,594                 15,068
                      13,095                 13,770                 15,150
                      13,858                 14,553                 16,252
                      14,379                 15,104                 17,066
                      14,537                 15,254                 17,268
                      14,170                 15,009                 16,809
                      14,338                 15,394                 17,398
                      14,000                 15,205                 17,017
                      12,083                 13,434                 14,367
                      12,625                 14,006                 15,305
                      13,411                 14,888                 16,444
                      14,116                 15,629                 17,480
Dec 31, 1998          15,012                 16,381                 18,598
                      15,373                 16,789                 19,282
                      14,710                 16,276                 18,583
                      15,316                 16,804                 19,300
                      16,006                 17,441                 20,225
                      15,691                 17,028                 19,782
                      16,453                 17,691                 20,806
                      16,188                 17,386                 20,139
                      16,076                 17,289                 19,952
                      16,066                 17,063                 19,430
                      16,807                 17,877                 20,666
                      17,619                 18,359                 21,358
Dec 31, 1999          19,294                 19,496                 22,980
                      18,532                 18,772                 22,026
                      19,659                 19,167                 22,519
                      20,268                 20,069                 23,857
                      19,344                 19,220                 22,614
                      18,816                 18,712                 21,824
                      19,800                 19,437                 22,787
                      19,414                 19,093                 22,322
                      20,612                 20,074                 23,942
                      19,911                 19,345                 22,825
                      19,647                 19,035                 22,340
                      18,387                 17,760                 20,118
Dec 31, 2000          19,128                 18,127                 20,476
                      19,689                 18,637                 21,261
                      18,340                 17,311                 19,244
                      17,327                 16,399                 17,949
                      18,613                 17,435                 19,426
                      18,668                 17,478                 19,619
                      18,465                 17,195                 19,290
                      18,169                 17,041                 18,972
                      17,389                 16,345                 17,824
                      15,829                 15,181                 16,223
                      16,454                 15,554                 16,635
                      17,446                 16,370                 17,908
Dec 31, 2001          17,761                 16,555                 18,229
                      17,399                 16,316                 18,003
                      17,047                 16,147                 17,633
                      17,724                 16,685                 18,405
                      17,167                 16,239                 17,506
                      17,001                 16,175                 17,300
                      16,000                 15,369                 16,084
                      14,878                 14,372                 14,786
                      14,906                 14,471                 14,873
                      13,803                 13,341                 13,380
                      14,507                 14,101                 14,404
                      15,183                 14,748                 15,272
Dec 31, 2002          14,562                 14,204                 14,426
                      14,205                 13,885                 14,063
                      14,008                 13,723                 13,825
                      14,055                 13,783                 13,981
                      15,118                 14,745                 15,127
                      15,984                 15,522                 16,051
                      16,162                 15,722                 16,288
                      16,463                 15,920                 16,681
                      16,821                 16,248                 17,082
                      16,830                 16,293                 16,892
                      17,639                 17,062                 17,924
                      17,865                 17,282                 18,175
Dec 31, 2003          18,526                 18,024                 18,991

Source for Benchmark Returns: Ibbotson Associates


VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            27.21%
Three Years                         -1.06%
Five Years                           4.30%
Since Inception                      8.28%
Fund Inception Date                April 1, 1996
Fund Registration Date             December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 20% Lehman Brothers Aggregate Bond Index, 65% Wilshire 5000 Total Market Index and 15% MSCI/EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U. S. fixed income securities. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

The All-Equity Growth Fund seeks to offer high long-term capital growth. The Fund allocates 100 percent of assets to stock funds, which has historically resulted in considerable growth of capital, but also involves risk of loss in the event of adverse market developments. This Fund has historically experienced about the same degree of volatility as the stock market and is designed for aggressive investors with a long investment horizon.

The Fund invests in five other Vantagepoint Funds: the Equity Income Fund (15 percent), the Growth & Income Fund (20 percent), the Growth Fund (25 percent), the Aggressive Opportunities Fund (20 percent) and the International Fund (20 percent).

COMMENTARY

The Vantagepoint All-Equity Growth Fund returned 33.26% in 2003. The Fund's composite benchmark of broad-based indexes (80% Wilshire 5000 Total Market Index/20% MSCI EAFE, which returned 31.65% and 39.15% respectively for 2003) returned 33.17%. The All-Equity Growth Fund outperformed both the S&P 500 Index and the broad Wilshire 5000 Total Market Index of all U.S. stocks in 2003. All Fund components produced returns of more than 25.0%. The single biggest contributor to overall Fund return was the Aggressive Opportunities Fund, which returned 44.68% for the year.


VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000
================================================================================

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                  Blended Benchmark: 80%
                  Vantagepoint       Wilshire 5000/20%        Wilshire
                 Model Portfolio          MSCI EAFE          5000 Index
                    All-Equity      (no fees, taxes, or    (no fees, taxes,
                    Growth Fund           expenses)          or expenses)
 Dec 4, 2000          10,000                10,000              10,000
Dec 31, 2000          10,469                10,214              10,178
                      10,836                10,526              10,568
                       9,878                 9,570               9,566
Mar 31, 2001           9,171                 8,928               8,922
                      10,055                 9,641               9,656
                      10,076                 9,651               9,752
Jun 30, 2001           9,930                 9,443               9,589
                       9,658                 9,284               9,430
                       9,119                 8,788               8,860
Sep 30, 2001           8,058                 7,979               8,064
                       8,398                 8,182               8,269
                       9,069                 8,743               8,901
Dec 31, 2001           9,304                 8,901               9,061
                       9,045                 8,718               8,949
                       8,805                 8,587               8,765
Mar 31, 2002           9,290                 8,981               9,148
                       8,897                 8,643               8,702
                       8,762                 8,586               8,599
Jun 30, 2002           8,106                 8,035               7,995
                       7,358                 7,358               7,350
                       7,348                 7,389               7,393
Sep 30, 2002           6,644                 6,638               6,651
                       7,065                 7,116               7,160
                       7,477                 7,523               7,591
Dec 31, 2002           7,064                 7,140               7,171
                       6,833                 6,936               6,990
                       6,674                 6,811               6,872
Mar 31, 2003           6,689                 6,847               6,950
                       7,329                 7,431               7,519
                       7,815                 7,886               7,979
Jun 30, 2003           7,935                 8,019               8,096
                       8,200                 8,212               8,292
                       8,411                 8,410               8,491
Sep 30, 2003           8,354                 8,387               8,397
                       8,883                 8,902               8,910
                       9,023                 9,042               9,034
Dec 31, 2003           9,414                 9,508               9,440

Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 TOTAL MARKET INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 2000
================================================================================


       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                                  Blended Benchmark: 80%
                  Vantagepoint       Wilshire 5000/20%        Wilshire
                 Model Portfolio          MSCI EAFE          5000 Index
                    All-Equity      (no fees, taxes, or    (no fees, taxes,
                    Growth Fund           expenses)          or expenses)
 Oct 1, 2000          10,000                10,000              10,000
                       9,946                 9,783               9,788
                       9,097                 8,932               8,814
Dec 31, 2000           9,524                 9,123               8,971
                       9,857                 9,402               9,315
                       8,986                 8,547               8,431
Mar 31, 2001           8,343                 7,974               7,864
                       9,147                 8,611               8,511
                       9,167                 8,620               8,595
Jun 30, 2001           9,033                 8,434               8,451
                       8,786                 8,293               8,312
                       8,296                 7,849               7,809
Sep 30, 2001           7,330                 7,127               7,107
                       7,639                 7,308               7,288
                       8,250                 7,809               7,846
Dec 31, 2001           8,464                 7,950               7,987
                       8,228                 7,786               7,887
                       8,010                 7,669               7,725
Mar 31, 2002           8,451                 8,022               8,063
                       8,093                 7,720               7,670
                       7,971                 7,668               7,579
Jun 30, 2002           7,374                 7,177               7,047
                       6,693                 6,571               6,478
                       6,685                 6,600               6,516
Sep 30, 2002           6,044                 5,928               5,862
                       6,427                 6,355               6,311
                       6,802                 6,720               6,691
Dec 31, 2002           6,426                 6,377               6,320
                       6,216                 6,195               6,161
                       6,072                 6,083               6,057
Mar 31, 2003           6,085                 6,115               6,125
                       6,667                 6,637               6,627
                       7,109                 7,044               7,032
Jun 30, 2003           7,219                 7,162               7,136
                       7,459                 7,335               7,308
                       7,652                 7,511               7,484
Sep 30, 2003           7,599                 7,491               7,401
                       8,081                 7,951               7,853
                       8,208                 8,076               7,963
Dec 31, 2003           8,564                 8,492               8,320

                       Source for Benchmark Returns: Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND
Average Annual Total Return for the periods ended December 31, 2003
--------------------------------------------------------------------------------
One Year                            33.26%
Three Years                         -3.48%
Since Inception                     -4.66%
Fund Inception Date                 October 1, 2000
Fund Registration Date              December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

This fund's custom benchmark is comprised of 80% Wilshire 5000 Total Market Index and 20% MSCI/EAFE Index. The Wilshire 5000 Total Market Index consists of common equity securities of companies domiciled in the U. S. for which daily pricing is available. It is the broadest measure of the U. S. equity market. The MSCI/EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the indexes.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                         Report of Independent Auditors

To the Shareholders and Board of Directors of The Vantagepoint Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of the Money Market Fund, Income Preservation Fund, US Government Securities Fund, Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Aggressive Opportunities Fund, International Fund, Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Income Preservation Fund, US Government Securities Fund, Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Aggressive Opportunities Fund, International Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund, Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund (compromising The Vantagepoint Funds, hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations and changes in each of their net assets for the fiscal period ended December 31, 2003 and the financial highlights for the fiscal periods ended December 31, 2003, 2000 and 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes for the year ended December 31, 2002 and the financial highlights for the periods ended December 31, 2002 and 2001 were audited by other independent auditors whose report dated March 7, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2004

                              VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                               December 31, 2003

                                                                                           US
                                                         Money           Income        Government          Asset          Equity
                                                        Market        Preservation     Securities       Allocation        Income
                                                    --------------   -------------   --------------   -------------   -------------
ASSETS:
Securities, at market value+ ...................... $  105,662,610   $ 635,014,464   $  235,998,494   $ 810,285,987   $ 939,355,400
Cash ..............................................             --       5,625,445               --      31,866,820         610,469
Receivable for:
 Dividends ........................................             --              --               --         830,601       1,636,918
 Interest .........................................         87,232       3,636,047        2,042,701       1,886,840          24,436
 Investments sold .................................             --       2,456,943       11,849,223              --       1,006,385
 Fund shares sold .................................        618,818       1,258,946           34,127         103,982       1,494,838
 Recoverable foreign taxes ........................             --              --               --              --             705
 Variation margin on futures contracts ............             --          77,737               --         176,560              --
                                                    --------------   -------------   --------------   -------------   -------------
  Total Assets ....................................    106,368,660     648,069,582      249,924,545     845,150,790     944,129,151
                                                    --------------   -------------   --------------   -------------   -------------
LIABILITIES:
Payable for:
 Investments purchased ............................             --       3,089,805        8,848,541              --       2,413,328
 When issued securities ...........................             --       3,845,035               --              --              --
 Fund shares redeemed .............................        546,209              --           45,242          15,905          10,900
 Collateral for securities loaned .................             --       3,175,100       52,330,437      59,825,172     116,437,106
 Swap interest payable ............................             --          31,882               --              --              --
Distribution to shareholders ......................             --              --               31              --              --
Accrued Expenses:
 Administrative services fees .....................          1,690           9,504            3,085          12,027          12,213
 Advisory fees ....................................          9,549          54,949           17,259          69,081          71,364
 Subadviser fees ..................................             --         274,712           48,068         430,871         754,906
 Other accrued expense ............................         49,679         451,743           85,751         357,274         335,937
Wrapper agreements ................................             --      16,871,492               --              --              --
Options written, at value
 (Premiums received $281,776) .....................             --         301,797               --              --              --
                                                    --------------   -------------   --------------   -------------   -------------
  Total Liabilities ...............................        607,127      28,106,019       61,378,414      60,710,330     120,035,754
                                                    --------------   -------------   --------------   -------------   -------------
NET ASSETS ........................................ $  105,761,533   $ 619,963,563   $  188,546,131   $ 784,440,460   $ 824,093,397
                                                    ==============   =============   ==============   =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital ................................... $  105,761,533   $ 629,724,358   $  186,319,066   $ 827,392,637   $ 769,040,647
Net unrealized appreciation (depreciation) on
 investments, futures contracts, foreign
 currency transactions, wrapper agreements,
 written options and swaps ........................             --      (8,775,842)       2,178,101      45,586,596     123,538,306
Undistributed net investment income (loss) ........             --              --               --         812,895         452,874
Accumulated net realized gain (loss) on
 investments, futures contracts, foreign
 currency transactions and written options ........             --        (984,953)          48,964     (89,351,668)    (68,938,430)
                                                    --------------   -------------   --------------   -------------   -------------
NET ASSETS ........................................ $  105,761,533   $ 619,963,563   $  188,546,131   $ 784,440,460   $ 824,093,397
                                                    ==============   =============   ==============   =============   =============
CAPITAL SHARES:
Net Assets ........................................ $  105,761,533   $ 619,963,563   $  188,546,131   $ 784,440,460   $ 824,093,397
Shares Outstanding ................................    105,761,533       6,199,636       17,886,500     116,137,490     104,597,280
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ..................................... $         1.00   $      100.00   $        10.54   $        6.75   $        7.88
Cost of investments ............................... $  105,662,610   $ 627,522,277   $  233,820,393   $ 767,021,315   $ 815,817,094

-------
 + Includes securities on loan with market
   values of (Note 6):                              $           --   $   3,087,991   $   51,088,986   $  57,902,508   $ 112,894,332


                       See Notes to Financial Statements.
54

                              VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                               December 31, 2003

                                                                Growth &                           Aggressive
                                                                 Income            Growth         Opportunities    International
                                                              ------------     --------------    --------------    -------------
ASSETS:
Securities, at market value+ ..............................   $839,268,485     $3,270,259,445    $1,145,339,352    $ 495,091,365
Cash ......................................................      3,313,706                 --           324,785               --
Cash denominated in foreign currencies ....................             --                 --                --            2,485
Receivable for:
 Dividends ................................................        818,624          2,167,359           479,970          291,624
 Interest .................................................         28,398             41,299            51,040            9,961
 Investments sold .........................................        374,214          8,248,300         4,741,684        1,024,742
 Fund shares sold .........................................      1,327,642            704,211           589,647          115,043
 Recoverable foreign taxes ................................             --             26,849            39,440          110,394
Gross unrealized gain on forward foreign currency
 exchange contracts .......................................             --              3,577         3,224,539          285,159
                                                              ------------     --------------    --------------    -------------
  Total Assets ............................................    845,131,069      3,281,451,040     1,154,790,457      496,930,773
                                                              ------------     --------------    --------------    -------------
LIABILITIES:
Payable for:
 Investments purchased ....................................        434,950         80,545,755         2,366,181        3,287,919
 Fund shares redeemed .....................................        419,398            674,150            25,269        1,187,496
 Collateral for securities loaned .........................     78,245,989        300,288,202       185,772,518       19,765,557
Due to foreign custodian ..................................             --                 --           192,861               --
Accrued Expenses:
 Administrative services fees .............................         11,441             42,466            14,214            6,437
 Advisory fees ............................................         66,658            242,668            82,153           37,522
 Subadviser fees ..........................................        539,143          2,899,677         1,470,310          545,914
 Other accrued expense ....................................        298,238          1,115,814           401,472          210,544
Gross unrealized loss on forward foreign currency
 exchange contracts .......................................             --              1,541        25,674,286          393,934
                                                              ------------     --------------    --------------    -------------
  Total Liabilities .......................................     80,015,817        385,810,273       215,999,264       25,435,323
                                                              ------------     --------------    --------------    -------------
NET ASSETS ................................................   $765,115,252     $2,895,640,767    $  938,791,193    $ 471,495,450
                                                              ============     ==============    ==============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital ...........................................   $742,795,677     $3,514,170,060    $1,116,691,946    $ 503,993,882
Net unrealized appreciation on investments, futures
 contracts and foreign currency transactions ..............    106,034,909        380,450,281       205,499,104       74,386,193
Undistributed net investment income (loss) ................        462,473           (213,643)        9,274,177       (1,406,432)
Accumulated net realized loss on investments, futures
 contracts and foreign currency transactions ..............    (84,177,807)      (998,765,931)     (392,674,034)    (105,478,193)
                                                              ------------     --------------    --------------    -------------
NET ASSETS ................................................   $765,115,252     $2,895,640,767    $  938,791,193    $ 471,495,450
                                                              ============     ==============    ==============    =============
CAPITAL SHARES:
Net Assets ................................................   $765,115,252     $2,895,640,767    $  938,791,193    $ 471,495,450
Shares Outstanding ........................................     81,549,414        358,908,755       103,552,538       53,340,175
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) .........   $       9.38     $         8.07    $         9.07    $        8.84
Cost of investments .......................................   $733,233,576     $2,889,803,241    $  917,395,499    $ 420,604,894
Cost of cash denominated in foreign currencies ............   $         --     $           --    $      193,366    $       2,481

-------
 + Includes securities on loan with market value of
   (Note 6):                                                  $ 75,566,745     $  289,803,960    $  177,836,445    $  18,725,558


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                               December 31, 2003

                                                                                        Broad           Mid/Small        Overseas
                                                     Core Bond        500 Stock         Market           Company          Equity
                                                       Index            Index           Index             Index           Index
                                                   -------------    -------------    -------------    -------------    ------------
ASSETS:
Investments in Master Portfolio,
 at market value* ...............................  $ 592,207,295    $ 316,683,412    $ 539,827,126    $ 109,756,568    $ 79,934,410
Receivable for:
 Fund shares sold ...............................      1,589,796           43,006          305,963          132,282         241,254
                                                   -------------    -------------    -------------    -------------    ------------
  Total Assets ..................................    593,797,091      316,726,418      540,133,089      109,888,850      80,175,664
                                                   -------------    -------------    -------------    -------------    ------------
LIABILITIES:
Payable for:
 Fund shares redeemed ...........................      2,179,753           63,170          310,256           69,235           6,823
Accrued Expenses:
 Administrative services fees ...................          8,098            4,127            7,105            1,391             962
 Advisory fees ..................................         26,561           13,786           23,557            4,789           3,307
 Other accrued expense ..........................        188,671           80,615          131,316           26,379          23,793
                                                   -------------    -------------    -------------    -------------    ------------
  Total Liabilities .............................      2,403,083          161,698          472,234          101,794          34,885
                                                   -------------    -------------    -------------    -------------    ------------
NET ASSETS ......................................  $ 591,394,008    $ 316,564,720    $ 539,660,855    $ 109,787,056    $ 80,140,779
                                                   =============    =============    =============    =============    ============
NET ASSETS REPRESENTED BY:
Paid-in capital .................................  $ 575,821,909    $ 367,442,524    $ 629,306,948    $ 116,383,114    $ 83,342,504
Net unrealized appreciation (depreciation) on
 investments, futures contracts and foreign
 currency transactions ..........................     15,662,824      (12,833,672)     (27,960,186)       2,959,902       4,686,325
Undistributed net investment income (loss) ......             --            3,378        5,425,575          530,123         (98,051)
Accumulated net realized gain (loss) on
 investments, futures contracts and foreign
 currency transactions ..........................        (90,725)     (38,047,510)     (67,111,482)     (10,086,083)     (7,789,999)
                                                   -------------    -------------    -------------    -------------    ------------
NET ASSETS ......................................  $ 591,394,008    $ 316,564,720    $ 539,660,855    $ 109,787,056    $ 80,140,779
                                                   =============    =============    =============    =============    ============
CAPITAL SHARES:
Net Assets--Class I .............................  $ 452,738,840    $ 130,663,354    $ 267,249,582    $  56,880,176    $ 60,601,420
Shares Outstanding--Class I .....................     44,076,238       14,863,852       29,876,684        4,823,489       7,006,642
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) .................  $       10.27    $        8.79    $        8.95    $       11.79    $       8.65
Net Assets--Class II ............................  $ 138,655,168    $ 185,901,366    $ 272,411,273    $  52,906,880    $ 19,539,359
Shares Outstanding--Class II ....................     13,453,630       22,219,263       32,104,779        4,675,031       2,381,920
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) .................  $       10.31    $        8.37    $        8.49    $       11.32    $       8.20
Cost of investments .............................  $ 576,544,481    $ 329,660,326    $ 568,127,767    $ 106,751,601    $ 75,283,694

-------
 * Investment in Master Portfolio (Note 1)


                       See Notes to Financial Statements.
56

                              VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                               December 31, 2003

                                                                                    Model Portfolios
                                                   --------------------------------------------------------------------------------
                                                      Savings       Conservative     Traditional       Long-Term       All-Equity
                                                     Oriented          Growth          Growth           Growth           Growth
                                                   -------------    -------------   -------------    -------------    -------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ...............................  $ 202,279,362    $ 376,024,888   $ 795,623,596    $ 820,820,193    $ 128,152,465
Receivable for:
 Investments sold ...............................         26,214           46,350          94,320           95,993           16,033
 Fund shares sold ...............................        249,145          803,010         885,773        1,030,876          206,850
                                                   -------------    -------------   -------------    -------------    -------------
  Total Assets ..................................    202,554,721      376,874,248     796,603,689      821,947,062      128,375,348
                                                   -------------    -------------   -------------    -------------    -------------
LIABILITIES:
Payable for:
 Investments purchased ..........................        164,794          790,387         885,773        1,027,385          116,766
 Fund shares redeemed ...........................         84,351           12,623              --            3,491           90,084
Accrued Expenses:
 Administrative services fees ...................          2,710            5,003          10,481           10,719            1,594
 Advisory fees ..................................         17,949           33,243          69,808           71,589           10,913
 Other accrued expense ..........................         20,883           32,473          56,492           56,776           10,505
                                                   -------------    -------------   -------------    -------------    -------------
  Total Liabilities .............................        290,687          873,729       1,022,554        1,169,960          229,862
                                                   -------------    -------------   -------------    -------------    -------------
NET ASSETS ......................................  $ 202,264,034    $ 376,000,519   $ 795,581,135    $ 820,777,102    $ 128,145,486
                                                   =============    =============   =============    =============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital .................................  $ 204,819,381    $ 396,273,730   $ 847,609,715    $ 871,041,690    $ 122,159,883
Net unrealized appreciation (depreciation)
 on investments .................................      9,592,377       20,474,545      39,051,289         (200,353)      13,078,474
Undistributed net investment income (loss) ......        454,848            1,771         709,569           57,356               --
Accumulated net realized loss on
 investments ....................................    (12,602,572)     (40,749,527)    (91,789,438)     (50,121,591)      (7,092,871)
                                                   -------------    -------------   -------------    -------------    -------------
NET ASSETS ......................................  $ 202,264,034    $ 376,000,519   $ 795,581,135    $ 820,777,102    $ 128,145,486
                                                   =============    =============   =============    =============    =============
CAPITAL SHARES:
Net Assets ......................................  $ 202,264,034    $ 376,000,519   $ 795,581,135    $ 820,777,102    $ 128,145,486
Shares Outstanding ..............................      8,596,060       17,128,609      38,899,851       42,137,937        6,575,621
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ...................................  $       23.53    $       21.95   $       20.45    $       19.48    $       19.49
Cost of investments .............................  $ 192,686,985    $ 355,550,343   $ 756,572,307    $ 821,020,546    $ 115,073,991
-------
 * Investment in other Vantagepoint Funds (Note 1)



                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                            Statements of Operations
                     For the Year Ended December 31, 2003

                                                  Money           Income       US Government       Asset            Equity
                                                 Market        Preservation      Securities      Allocation         Income
                                               -----------     ------------    ------------    -------------     -------------
INVESTMENT INCOME:
Dividends ...................................  $ 1,336,292     $         --    $         --    $   9,018,080     $  13,769,195
Interest+ ...................................           --       22,113,536       7,082,641        3,505,445           375,840
Foreign taxes withheld on dividends .........           --               --              --               --           (80,937)
                                               -----------     ------------    ------------    -------------     -------------
Total investment income .....................    1,336,292       22,113,536       7,082,641       12,523,525        14,064,098
                                               -----------     ------------    ------------    -------------     -------------
EXPENSES:
Subadviser ..................................           --          940,384         208,226        1,631,099         2,637,459
Custodian ...................................       28,165          162,087          50,888          140,226           119,171
Advisory ....................................      119,131          520,669         222,782          690,497           647,020
Fund services ...............................      178,696          781,003         334,173        1,035,745           970,530
Investor services ...........................      238,262        1,041,338         445,565        1,380,994         1,294,040
Administration ..............................       21,613           94,178          40,601          128,390           118,308
Wrapper .....................................           --          618,487              --               --                --
Other expenses ..............................       31,798          122,145          60,086          213,709           148,901
                                               -----------     ------------    ------------    -------------     -------------
Total expenses ..............................      617,665        4,280,291       1,362,321        5,220,660         5,935,429
                                               -----------     ------------    ------------    -------------     -------------
NET INVESTMENT INCOME .......................      718,627       17,833,245       5,720,320        7,302,865         8,128,669
                                               -----------     ------------    ------------    -------------     -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ................................           --       (2,194,583)      1,347,658        2,685,014       (11,640,537)
Net realized gain (loss) on futures
 contracts, foreign currency transactions
 and written options ........................           --        1,984,411              --       25,744,319               (22)
Net change in unrealized appreciation
 (depreciation) of investments and
 wrapper agreements .........................           --          575,877      (3,558,192)     121,622,897       198,421,766
Net change in unrealized appreciation
 (depreciation) on futures contracts,
 foreign currency transactions, written
 options and swaps ..........................           --         (366,842)             --        4,971,896                --
                                               -----------     ------------    ------------    -------------     -------------
NET GAIN (LOSS) ON INVESTMENTS ..............           --           (1,137)     (2,210,534)     155,024,126       186,781,207
                                               -----------     ------------    ------------    -------------     -------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................  $   718,627     $ 17,832,108    $  3,509,786    $ 162,326,991     $ 194,909,876
                                               ===========     ============    ============    =============     =============

-------
 + Interest income includes net securities
   lending income of (Note 6):                 $        --     $     10,625    $     66,068    $      37,060     $     168,257


                       See Notes to Financial Statements.
58

                              VANTAGEPOINT FUNDS

                            Statements of Operations
                     For the Year Ended December 31, 2003

                                                              Growth &                          Aggressive
                                                               Income            Growth        Opportunities     International
                                                           -------------     -------------     -------------     ------------
INVESTMENT INCOME:
Dividends ...............................................  $   9,895,886     $  20,477,523     $   6,903,382     $  7,612,916
Interest+ ...............................................        385,312           745,371         1,399,555          261,914
Foreign taxes withheld on dividends .....................        (41,451)         (125,374)         (485,686)        (857,408)
                                                           -------------     -------------     -------------     ------------
Total investment income .................................     10,239,747        21,097,520         7,817,251        7,017,422
                                                           -------------     -------------     -------------     ------------
EXPENSES:
Subadviser ..............................................      1,923,478        10,288,447         4,853,368        1,848,630
Custodian ...............................................        134,194           543,296           405,267          542,400
Advisory ................................................        606,634         2,296,934           711,238          325,393
Fund services ...........................................        909,952         3,445,400         1,066,857          488,089
Investor services .......................................      1,213,269         4,593,867         1,422,476          650,786
Administration ..........................................        108,956           445,317           128,646           57,921
Other expenses ..........................................        139,471           539,676           156,574           74,121
                                                           -------------     -------------     -------------     ------------
Total expenses ..........................................      5,035,954        22,152,937         8,744,426        3,987,340
                                                           -------------     -------------     -------------     ------------
NET INVESTMENT INCOME (LOSS) ............................      5,203,793        (1,055,417)         (927,175)       3,030,082
                                                           -------------     -------------     -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 (Note 2):
Net realized gain (loss) on sale of investments .........    (12,399,124)       (1,773,097)       41,015,977       (1,236,835)
Net realized gain (loss) on futures contracts and
 foreign currency transactions ..........................            (33)          221,466        (8,316,115)         735,693
Net change in unrealized appreciation of investments         175,167,589       595,619,265       259,087,096       97,293,766
Net change in unrealized appreciation (depreciation)
 on futures contracts and foreign currency
 transactions ...........................................             --            52,267       (21,434,922)        (377,627)
                                                           -------------     -------------     -------------     ------------
NET GAIN ON INVESTMENTS .................................    162,768,432       594,119,901       270,352,036       96,414,997
                                                           -------------     -------------     -------------     ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ........................................  $ 167,972,225     $ 593,064,484     $ 269,424,861     $ 99,445,079
                                                           =============     =============     =============     ============

-------
 + Interest income includes net securities lending
   income of (Note 6):                                     $      59,798     $     341,925     $     513,115     $    131,974


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                            Statements of Operations
                     For the Year Ended December 31, 2003

                                                                                       Broad          Mid/Small        Overseas
                                                  Core Bond        500 Stock           Market          Company          Equity
                                                    Index            Index             Index            Index            Index
                                                ------------     ------------      -------------    ------------     ------------
INVESTMENT INCOME:
Dividends* ...................................  $         --     $  4,367,532      $   7,280,364    $    934,689     $  1,439,724
Interest* ....................................    24,376,096          121,078            230,992          44,015           31,467
Foreign taxes withheld on dividends* .........            --           (1,601)            (3,087)           (636)        (161,402)
Expenses* ....................................      (450,908)        (125,463)          (356,607)        (70,712)        (133,993)
                                                ------------     ------------      -------------    ------------     ------------
Total investment income ......................    23,925,188        4,361,546          7,151,662         907,356        1,175,796
                                                ------------     ------------      -------------    ------------     ------------
EXPENSES:
Custodian ....................................        34,264           28,550             32,430          26,040           25,478
Advisory .....................................       281,575          125,345            220,789          35,324           26,760
Fund services Class I ........................       618,151          153,955            329,045          54,342           64,646
Fund services Class II .......................        75,525           74,027            111,107          17,210            5,211
Investor services Class I ....................       618,151          153,955            329,045          54,342           64,646
Investor services Class II ...................        75,525           74,027            111,107          17,210            5,211
Administration ...............................        95,332           40,933             73,384          11,201            8,628
License and membership .......................        28,202           40,964             20,622           2,865            2,379
Other expenses ...............................       115,794           47,198             84,639          11,749            9,758
                                                ------------     ------------      -------------    ------------     ------------
Total expenses ...............................     1,942,519          738,954          1,312,168         230,283          212,717
                                                ------------     ------------      -------------    ------------     ------------
NET INVESTMENT INCOME ........................    21,982,669        3,622,592          5,839,494         677,073          963,079
                                                ------------     ------------      -------------    ------------     ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments*+ ...............................     6,740,246       (2,916,183)        (8,571,066)     (2,603,921)        (478,296)
Net realized gain (loss) on futures contracts
 and foreign currency transactions* ..........            --         (462,414)          (264,223)        113,128          138,724
Net change in unrealized appreciation
 (depreciation) of investments* ..............    (8,590,468)      64,574,044        126,472,174      27,333,363       18,695,455
Net change in unrealized appreciation on
 futures contracts and foreign currency
 transactions* ...............................            10          580,273            712,174          44,945            4,087
                                                ------------     ------------      -------------    ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS ...............    (1,850,212)      61,775,720        118,349,059      24,887,515       18,359,970
                                                ------------     ------------      -------------    ------------     ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................  $ 20,132,457     $ 65,398,312      $ 124,188,553    $ 25,564,588     $ 19,323,049
                                                ============     ============      =============    ============     ============

-------
 + Includes net realized gain from in-kind
   transactions of:                             $         --     $  2,539,272      $   3,643,046    $         --     $  1,360,782
 * Allocated from Master Investment Portfolio (Note 1)



                       See Notes to Financial Statements.
60

                              VANTAGEPOINT FUNDS

                            Statements of Operations
                     For the Year Ended December 31, 2003

                                                                                 Model Portfolios
                                                  ----------------------------------------------------------------------------------
                                                     Savings       Conservative     Traditional        Long-Term        All-Equity
                                                    Oriented          Growth           Growth            Growth           Growth
                                                  ------------     ------------    -------------     -------------     -------------
INVESTMENT INCOME OF AFFILIATED
 MUTUAL FUNDS:
Dividends* .....................................  $  4,899,470     $  7,732,720    $  12,071,840     $   9,435,281     $    616,393
                                                  ------------     ------------    -------------     -------------     ------------
Total investment income ........................     4,899,470        7,732,720       12,071,840         9,435,281          616,393
                                                  ------------     ------------    -------------     -------------     ------------
EXPENSES:
Legal ..........................................        17,433           30,396           60,701            58,914            6,794
Custodian ......................................        28,870           30,961           36,314            36,132           27,241
Advisory .......................................       177,499          316,801          642,892           637,281           81,433
Administration .................................        28,204           52,213          107,159           105,039           12,776
Other expenses .................................        25,330           44,163           88,197            85,598            9,871
                                                  ------------     ------------    -------------     -------------     ------------
Total expenses .................................       277,336          474,534          935,263           922,964          138,115
                                                  ------------     ------------    -------------     -------------     ------------
NET INVESTMENT INCOME ..........................     4,622,134        7,258,186       11,136,577         8,512,317          478,278
                                                  ------------     ------------    -------------     -------------     ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized loss on sale of investments .......    (1,549,038)      (4,847,780)     (25,254,406)       (4,700,986)        (920,294
Realized gain distributions from affiliated
 mutual funds ..................................       228,215          312,024          586,107           987,323               --
Net change in unrealized appreciation
 of investments ................................    13,931,335       41,499,733      136,703,711       154,914,138       25,931,002
                                                  ------------     ------------    -------------     -------------     ------------
NET GAIN ON INVESTMENTS ........................    12,610,512       36,963,977      112,035,412       151,200,475       25,010,708
                                                  ------------     ------------    -------------     -------------     ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .....................  $ 17,232,646     $ 44,222,163    $ 123,171,989     $ 159,712,792     $ 25,488,986
                                                  ============     ============    =============     =============     ============
-------
 * Received from other Vantagepoint Funds (Note 1)



                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                              Money Market                     Income Preservation
                                                     -------------------------------     -------------------------------
                                                        For the           For the           For the           For the
                                                       Year Ended        Year Ended        Year Ended        Year Ended
                                                      December 31,      December 31,      December 31,      December 31,
                                                          2003              2002              2003              2002
                                                     -------------     -------------     -------------    --------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...........................   $     718,627     $   1,662,274     $  17,833,245    $   17,329,690
 Net realized gain (loss) on sale of investments,
  futures contracts and written options ..........              --                --          (210,172)        4,353,468
 Net change in unrealized appreciation
  (depreciation) of investments, futures
  contracts, written options, wrapper agreements
  and swaps ......................................              --                --           209,035        (4,330,270)
                                                     -------------     -------------     -------------    --------------
 Net increase in net assets resulting from
  operations .....................................         718,627         1,662,274        17,832,108        17,352,888
                                                     -------------     -------------     -------------    --------------
Distributions to shareholders from:
 Net investment income ...........................        (718,627)       (1,662,274)      (17,096,436)      (17,352,883)
 Net realized gain on investments ................              --                --          (282,358)       (2,131,958)
 Return of capital ...............................              --                --          (735,660)               --
                                                     -------------     -------------     -------------    --------------
  Total distributions ............................        (718,627)       (1,662,274)      (18,114,454)      (19,484,841)
                                                     -------------     -------------     -------------    --------------
Capital share transactions:
 Proceeds from sale of shares ....................      50,094,767        68,222,014       186,595,284       169,725,103
 Reinvestment of distributions ...................         718,628         1,662,274        18,114,454        19,484,841
 Value of shares redeemed ........................     (83,283,464)      (51,304,773)      (39,147,262)     (141,304,755)
                                                     -------------     -------------     -------------    --------------
  Net increase (decrease) from capital share
   transactions ..................................     (32,470,069)       18,579,515       165,562,476        47,905,189
                                                     -------------     -------------     -------------    --------------
 Total increase (decrease) in net assets .........     (32,470,069)       18,579,515       165,280,130        45,773,236
                                                     -------------     -------------     -------------    --------------
NET ASSETS at beginning of year ..................     138,231,602       119,652,087       454,683,433       408,910,197
                                                     -------------     -------------     -------------    --------------
NET ASSETS at end of year ........................   $ 105,761,533     $ 138,231,602     $ 619,963,563    $  454,683,433
                                                     =============     =============     =============    ==============
 Undistributed net investment income included in
  net assets at end of year ......................   $          --     $          --     $          --    $       26,325
                                                     =============     =============     =============    ==============
SHARE TRANSACTIONS:
 Reverse stock split (Note 9) ....................              --                --            (2,824)          (21,320)
 Number of shares sold ...........................      50,094,767        68,222,014         1,865,954         1,689,321
 Number of shares issued through reinvestment
  of dividends and distributions .................         718,628         1,662,274           181,145           215,330
 Number of shares redeemed .......................     (83,283,464)      (51,304,773)         (391,473)       (1,406,462)
                                                     -------------     -------------     -------------    --------------
  Net increase (decrease) in shares
   outstanding ...................................     (32,470,069)       18,579,515         1,652,802           476,869
                                                     =============     =============     =============    ==============


                       See Notes to Financial Statements.
62

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                         US Government Securities                Asset Allocation
                                                     -------------------------------     -------------------------------
                                                        For the           For the           For the           For the
                                                       Year Ended        Year Ended        Year Ended        Year Ended
                                                      December 31,      December 31,      December 31,      December 31,
                                                          2003              2002              2003              2002
                                                     ------------- -----------------     -------------    --------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ...........................   $   5,720,320     $   5,799,122     $   7,302,865    $   12,129,449
 Net realized gain (loss) on sale of investments
  and futures contracts ..........................       1,347,658         2,165,104        28,429,333       (14,196,506)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts ......................................      (3,558,192)        6,680,131       126,594,793      (132,339,806)
                                                     -------------     -------------     -------------    --------------
 Net increase (decrease) in net assets resulting
  from operations ................................       3,509,786        14,644,357       162,326,991      (134,406,863)
                                                     -------------     -------------     -------------    --------------
Distributions to shareholders from:
 Net investment income ...........................      (6,277,903)       (5,929,290)      (18,592,974)               --
 Net realized gain on investments ................      (1,764,146)       (2,217,757)               --                --
                                                     -------------     -------------     -------------    --------------
  Total distributions ............................      (8,042,049)       (8,147,047)      (18,592,974)               --
                                                     -------------     -------------     -------------    --------------
Capital share transactions:
 Proceeds from sale of shares ....................      29,263,078       105,891,443        29,594,988        40,717,398
 Reinvestment of distributions ...................       8,042,006         8,147,047        18,592,974                --
 Value of shares redeemed ........................     (79,870,716)      (35,698,562)      (55,637,459)     (134,361,628)
                                                     -------------     -------------     -------------    --------------
  Net increase (decrease) from capital share
   transactions ..................................     (42,565,632)       78,339,928        (7,449,497)      (93,644,230)
                                                     -------------     -------------     -------------    --------------
 Total increase (decrease) in net assets .........     (47,097,895)       84,837,238       136,284,520      (228,051,093)
                                                     -------------     -------------     -------------    --------------
NET ASSETS at beginning of year ..................     235,644,026       150,806,788       648,155,940       876,207,033
                                                     -------------     -------------     -------------    --------------
NET ASSETS at end of year ........................   $ 188,546,131     $ 235,644,026     $ 784,440,460    $  648,155,940
                                                     =============     =============     =============    ==============
 Undistributed net investment income (loss)
  included in net assets at end of year ..........   $          --     $      18,586     $     812,895    $   12,127,455
                                                     =============     =============     =============    ==============
SHARE TRANSACTIONS:
 Number of shares sold ...........................       2,727,506         9,958,757         4,766,549         6,546,092
 Number of shares issued through reinvestment
  of dividends and distributions .................         753,046           768,058         2,779,219                --
 Number of shares redeemed .......................      (7,486,679)       (3,417,825)       (9,438,905)      (22,946,312)
                                                     -------------     -------------     -------------    --------------
  Net increase (decrease) in shares
   outstanding ...................................      (4,006,127)        7,308,990        (1,893,137)      (16,400,220)
                                                     =============     =============     =============    ==============


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                    Equity Income                     Growth & Income
                                                           -------------------------------     -------------------------------
                                                              For the          For the           For the           For the
                                                             Year Ended       Year Ended        Year Ended       Year Ended
                                                            December 31,     December 31,      December 31,     December 31,
                                                                2003             2002              2003             2002
                                                           -------------    --------------     ------------- -----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   8,128,669    $    7,584,589     $   5,203,793    $    3,584,760
 Net realized loss on sale of investments ..............     (11,640,559)       (2,081,024)      (12,399,157)      (36,696,928)
 Net change in unrealized appreciation
  (depreciation) of investments ........................     198,421,766      (109,063,573)      175,167,589       (72,845,078)
                                                           -------------    --------------     -------------    --------------
 Net increase (decrease) in net assets resulting
  from operations ......................................     194,909,876      (103,560,008)      167,972,225      (105,957,246)
                                                           -------------    --------------     -------------    --------------
Distributions to shareholders from:
 Net investment income .................................      (8,027,003)       (7,085,602)       (5,357,715)       (3,050,319)
                                                           -------------    --------------     -------------    --------------
  Total distributions ..................................      (8,027,003)       (7,085,602)       (5,357,715)       (3,050,319)
                                                           -------------    --------------     -------------    --------------
Capital share transactions:
 Proceeds from sale of shares ..........................     107,105,380       138,947,288       115,205,917       279,118,876
 Reinvestment of distributions .........................       8,027,003         7,085,602         5,357,715         3,050,284
 Value of shares redeemed ..............................     (42,967,771)      (98,416,776)      (33,659,485)      (93,850,401)
                                                           -------------    --------------     -------------    --------------
  Net increase from capital share transactions .........      72,164,612        47,616,114        86,904,147       188,318,759
                                                           -------------    --------------     -------------    --------------
 Total increase (decrease) in net assets ...............     259,047,485       (63,029,496)      249,518,657        79,311,194
                                                           -------------    --------------     -------------    --------------
NET ASSETS at beginning of year ........................     565,045,912       628,075,408       515,596,595       436,285,401
                                                           -------------    --------------     -------------    --------------
NET ASSETS at end of year ..............................   $ 824,093,397    $  565,045,912     $ 765,115,252    $  515,596,595
                                                           =============    ==============     =============    ==============
 Undistributed net investment income included in
  net assets at end of year ............................   $     452,874    $      473,949     $     462,473    $      534,435
                                                           =============    ==============     =============    ==============
SHARE TRANSACTIONS:
 Number of shares sold .................................      15,843,899        20,639,980        14,109,835        37,140,624
 Number of shares issued through reinvestment
  of dividends and distributions .......................       1,034,408         1,171,174           579,212           415,005
 Number of shares redeemed .............................      (6,792,269)      (15,486,100)       (4,379,412)      (12,465,750)
                                                           -------------    --------------     -------------    --------------
  Net increase in shares outstanding ...................      10,086,038         6,325,054        10,309,635        25,089,879
                                                           =============    ==============     =============    ==============


                       See Notes to Financial Statements.
64

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets



                                                                   Growth                       Aggressive Opportunities
                                                     -----------------------------------     -------------------------------
                                                         For the             For the            For the           For the
                                                        Year Ended          Year Ended         Year Ended       Year Ended
                                                       December 31,        December 31,       December 31,     December 31,
                                                           2003                2002               2003             2002
                                                     ---------------     ---------------     -------------    --------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income (loss) ....................   $    (1,055,417)    $       508,515     $    (927,175)   $   (3,597,481)
 Net realized gain (loss) on sale of investments,
  futures contracts and foreign currency
  transactions ...................................        (1,551,631)       (599,434,174)       32,699,862      (307,984,908)
 Net change in unrealized appreciation
  (depreciation) of investments, futures contracts
  and foreign currency transactions ..............       595,671,532         (83,691,870)      237,652,174       (22,741,341)
                                                     ---------------     ---------------     -------------    --------------
 Net increase (decrease) in net assets resulting
  from operations ................................       593,064,484        (682,617,529)      269,424,861      (334,323,730)
                                                     ---------------     ---------------     -------------    --------------
Distributions to shareholders from:
 Net investment income ...........................           (11,487)           (383,794)         (117,905)               --
 In excess of net investment income ..............                --                  --               (57)               --
                                                     ---------------     ---------------     -------------    --------------
  Total distributions ............................           (11,487)           (383,794)         (117,962)               --
                                                     ---------------     ---------------     -------------    --------------
Capital share transactions:
 Proceeds from sale of shares ....................       370,213,000         269,469,421       151,533,874       205,386,982
 Reinvestment of distributions ...................            11,487             383,794           117,962                --
 Value of shares redeemed ........................      (128,192,189)       (336,842,418)      (54,637,632)     (117,640,044)
                                                     ---------------     ---------------     -------------    --------------
  Net increase (decrease) from capital share
   transactions ..................................       242,032,298         (66,989,203)       97,014,204        87,746,938
                                                     ---------------     ---------------     -------------    --------------
 Total increase (decrease) in net assets .........       835,085,295        (749,990,526)      366,321,103      (246,576,792)
                                                     ---------------     ---------------     -------------    --------------
NET ASSETS at beginning of year ..................     2,060,555,472       2,810,545,998       572,470,090       819,046,882
                                                     ---------------     ---------------     -------------    --------------
NET ASSETS at end of year ........................   $ 2,895,640,767     $ 2,060,555,472     $ 938,791,193    $  572,470,090
                                                     ===============     ===============     =============    ==============
 Undistributed net investment income (loss)
  included in net assets at end of year ..........   $      (213,643)    $       120,070     $   9,274,177    $   (4,292,555)
                                                     ===============     ===============     =============    ==============
SHARE TRANSACTIONS:
 Number of shares sold ...........................        49,213,468          37,320,386        19,994,985        26,304,320
 Number of shares issued through reinvestment
  of dividends and distributions .................             1,443              59,968            13,195                --
 Number of shares redeemed .......................       (19,050,783)        (48,247,155)       (7,788,237)      (15,314,898)
                                                     ---------------     ---------------     -------------    --------------
  Net increase (decrease) in shares
   outstanding ...................................        30,164,128         (10,866,801)       12,219,943        10,989,422
                                                     ===============     ===============     =============    ==============


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                                 International
                                                                                       --------------------------------
                                                                                        For the Year          For the
                                                                                         Year Ended         Year Ended
                                                                                        December 31,       December 31,
                                                                                            2003               2002
                                                                                       -------------      -------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ...........................................................     $   3,030,082      $   2,610,096
 Net realized loss on sale of investments and foreign currency transactions ......          (501,142)       (69,133,179)
 Net change in unrealized appreciation of investments and foreign currency
  transactions ...................................................................        96,916,139         17,052,326
                                                                                       -------------      -------------
 Net increase (decrease) in net assets resulting from operations .................        99,445,079        (49,470,757)
                                                                                       -------------      -------------
Distributions to shareholders from:
 Net investment income ...........................................................        (4,534,410)        (3,314,155)
 Return of capital ...............................................................           (82,003)                --
                                                                                       -------------      -------------
  Total distributions ............................................................        (4,616,413)        (3,314,155)
                                                                                       -------------      -------------
Capital share transactions:
 Proceeds from sale of shares ....................................................       117,611,346        120,470,050
 Reinvestment of distributions ...................................................         4,616,413          3,314,155
 Value of shares redeemed ........................................................       (28,481,849)       (92,435,140)
                                                                                       -------------      -------------
  Net increase from capital share transactions ...................................        93,745,910         31,349,065
                                                                                       -------------      -------------
 Total increase (decrease) in net assets .........................................       188,574,576        (21,435,847)
                                                                                       -------------      -------------
NET ASSETS at beginning of year ..................................................       282,920,874        304,356,721
                                                                                       -------------      -------------
NET ASSETS at end of year ........................................................     $ 471,495,450      $ 282,920,874
                                                                                       =============      =============
 Undistributed net investment loss included in net assets at end of year .........     $  (1,406,432)     $    (764,222)
                                                                                       =============      =============
SHARE TRANSACTIONS:
 Number of shares sold ...........................................................        15,139,666         16,229,303
 Number of shares issued through reinvestment of dividends and distributions .....           532,458            490,260
 Number of shares redeemed .......................................................        (3,966,878)       (12,219,928)
                                                                                       -------------      -------------
  Net increase in shares outstanding .............................................        11,705,246          4,499,635
                                                                                       =============      =============


                       See Notes to Financial Statements.
66

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                   Core Bond Index                    500 Stock Index
                                                           -------------------------------     ------------------------------
                                                              For the           For the           For the           For the
                                                             Year Ended        Year Ended        Year Ended       Year Ended
                                                            December 31,      December 31,      December 31,     December 31,
                                                                2003              2002              2003             2002
                                                           -------------    --------------     -------------    -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $  21,982,669    $   23,921,276     $   3,622,592    $   2,839,563
 Net realized gain (loss) on sale of investments
  and futures contracts* ...............................       6,740,246         8,643,953        (3,378,597)     (24,173,184)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts* ...........................................      (8,590,458)       13,203,505        65,154,317      (35,259,122)
                                                           -------------    --------------     -------------    -------------
 Net increase in net assets resulting from
  operations ...........................................      20,132,457        45,768,734        65,398,312      (56,592,743)
                                                           -------------    --------------     -------------    -------------
Distributions to shareholders from:
 Net investment income--Class I ........................     (19,642,302)      (19,372,054)       (1,324,391)      (1,029,588)
 Net investment income--Class II .......................      (7,391,666)       (7,148,210)       (2,293,214)      (1,798,646)
 Net realized gain on investments--Class I .............      (2,787,601)         (140,771)               --               --
 Net realized gain on investments--Class II ............        (858,658)          (54,748)               --               --
                                                           -------------    --------------     -------------    -------------
  Total distributions ..................................     (30,680,227)      (26,715,783)       (3,617,605)      (2,828,234)
                                                           -------------    --------------     -------------    -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................     117,057,172       135,172,672        34,902,771       20,553,300
 Proceeds from sale of shares--Class II ................      19,661,185        48,722,632        50,464,141       38,870,388
 Reinvestment of distributions--Class I ................      22,429,904        19,512,825         1,324,391        1,029,588
 Reinvestment of distributions--Class II ...............       8,250,324         7,202,957         2,293,214        1,798,646
 Value of shares redeemed--Class I .....................     (63,242,255)     (128,481,875)      (16,094,565)      (9,619,170)
 Value of shares redeemed--Class II ....................     (36,902,391)      (27,138,959)      (24,139,915)     (29,229,543)
                                                           -------------    --------------     -------------    -------------
  Net increase from capital share transactions .........      67,253,939        54,990,252        48,750,037       23,403,209
                                                           -------------    --------------     -------------    -------------
 Total increase in net assets ..........................      56,706,169        74,043,203       110,530,744      (36,017,768)
                                                           -------------    --------------     -------------    -------------
NET ASSETS at beginning of year ........................     534,687,839       460,644,636       206,033,976      242,051,744
                                                           -------------    --------------     -------------    -------------
NET ASSETS at end of year ..............................   $ 591,394,008    $  534,687,839     $ 316,564,720    $ 206,033,976
                                                           =============    ==============     =============    =============
 Undistributed net investment income (loss)
  included in net assets at end of year ................   $          --    $      568,891     $       3,378    $       9,943
                                                           =============    ==============     =============    =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................      11,224,595        13,213,503         4,534,443        2,674,304
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............       2,159,844         1,911,677           152,932          145,834
 Number of shares redeemed--Class I ....................      (6,053,167)      (12,538,004)       (2,110,783)      (1,306,697)
                                                           -------------    --------------     -------------    -------------
  Net increase in shares outstanding--Class I ..........       7,331,272         2,587,176         2,576,592        1,513,441
                                                           =============    ==============     =============    =============
 Number of shares sold--Class II .......................       1,871,013         4,744,429         6,969,036        5,152,715
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............         790,897           702,794           278,303          267,656
 Number of shares redeemed--Class II ...................      (3,540,548)       (2,666,482)       (3,314,055)      (3,906,130)
                                                           -------------    --------------     -------------    -------------
  Net increase (decrease) in shares
   outstanding--Class II ...............................        (878,638)        2,780,741         3,933,284        1,514,241
                                                           =============    ==============     =============    =============

-------
 * Allocated from Master Investment Portfolio (Note 1)



                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                 Broad Market Index               Mid/Small Company Index
                                                           -------------------------------     ------------------------------
                                                              For the           For the           For the          For the
                                                             Year Ended        Year Ended        Year Ended       Year Ended
                                                            December 31,      December 31,      December 31,     December 31,
                                                                2003              2002              2003             2002
                                                           -------------    --------------     -------------    -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   5,839,494    $    5,041,902     $     677,073    $     456,147
 Net realized loss on sale of investments and
  futures contracts* ...................................      (8,835,289)      (42,297,189)       (2,490,793)      (3,521,136)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts* ...........................................     127,184,348       (69,911,716)       27,378,308       (8,917,699)
                                                           -------------    --------------     -------------    -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................     124,188,553      (107,167,003)       25,564,588      (11,982,688)
                                                           -------------    --------------     -------------    -------------
Distributions to shareholders from:
 Net investment income--Class I ........................      (2,374,886)         (205,731)         (250,183)              --
 Net investment income--Class II .......................      (3,035,133)         (696,586)         (312,686)              --
                                                           -------------    --------------     -------------    -------------
  Total distributions ..................................      (5,410,019)         (902,317)         (562,869)              --
                                                           -------------    --------------     -------------    -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................      28,204,359        15,948,446        22,355,195        7,661,369
 Proceeds from sale of shares--Class II ................      38,133,764        35,809,654        20,820,155       10,098,189
 Reinvestment of distributions--Class I ................       2,374,086           205,731           250,183               --
 Reinvestment of distributions--Class II ...............       3,035,133           696,586           312,686               --
 Value of shares redeemed--Class I .....................     (13,017,356)      (25,917,829)       (5,907,958)      (4,335,481)
 Value of shares redeemed--Class II ....................     (17,495,892)      (35,173,689)       (5,745,000)      (9,119,613)
                                                           -------------    --------------     -------------    -------------
  Net increase (decrease) from capital share
   transactions ........................................      41,234,094        (8,431,101)       32,085,261        4,304,464
                                                           -------------    --------------     -------------    -------------
 Total increase (decrease) in net assets ...............     160,012,628      (116,500,421)       57,086,980       (7,678,224)
                                                           -------------    --------------     -------------    -------------
NET ASSETS at beginning of year ........................     379,648,227       496,148,648        52,700,076       60,378,300
                                                           -------------    --------------     -------------    -------------
NET ASSETS at end of year ..............................   $ 539,660,855    $  379,648,227     $ 109,787,056    $  52,700,076
                                                           =============    ==============     =============    =============
 Undistributed net investment income included in
  net assets at end of year ............................   $   5,425,575    $    5,041,019     $     530,123    $     450,410
                                                           =============    ==============     =============    =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................       3,690,025         2,050,345         2,139,171          818,052
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............         268,866            29,390            21,383               --
 Number of shares redeemed--Class I ....................      (1,744,055)       (3,457,595)         (631,230)        (483,286)
                                                           -------------    --------------     -------------    -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................       2,214,836        (1,377,860)        1,529,324          334,766
                                                           =============    ==============     =============    =============
 Number of shares sold--Class II .......................       5,266,992         4,672,939         2,104,290        1,099,171
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............         362,620           104,908            27,869               --
 Number of shares redeemed--Class II ...................      (2,406,675)       (4,697,785)         (621,496)      (1,020,003)
                                                           -------------    --------------     -------------    -------------
  Net increase in shares outstanding--Class II .........       3,222,937            80,062         1,510,663           79,168
                                                           =============    ==============     =============    =============

-------
 * Allocated from Master Investment Portfolio (Note 1)



                       See Notes to Financial Statements.
68

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                          Overseas Equity Index
                                                                                      -------------------------------
                                                                                         For the           For the
                                                                                       Year Ended         Year Ended
                                                                                      December 31,       December 31,
                                                                                          2003               2002
                                                                                      ------------      -------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ..........................................................     $    963,079      $     670,858
 Net realized loss on sale of investments, futures contracts and foreign
  currency transactions* ........................................................         (339,572)        (3,490,609)
 Net change in unrealized appreciation (depreciation) of investments, futures
  contracts and foreign currency transactions* ..................................       18,699,542         (4,440,040)
                                                                                      ------------      -------------
 Net increase (decrease) in net assets resulting from operations ................       19,323,049         (7,259,791)
                                                                                      ------------      -------------
Distributions to shareholders from:
 Net investment income--Class I .................................................         (746,430)          (635,500)
 Net investment income--Class II ................................................         (284,019)          (159,550)
                                                                                      ------------      -------------
  Total distributions ...........................................................       (1,030,449)          (795,050)
                                                                                      ------------      -------------
Capital share transactions:
 Proceeds from sale of shares--Class I ..........................................       17,087,851         27,578,438
 Proceeds from sale of shares--Class II .........................................       12,084,758          6,047,539
 Reinvestment of distributions--Class I .........................................          746,430            635,500
 Reinvestment of distributions--Class II ........................................          284,019            159,550
 Value of shares redeemed--Class I ..............................................       (7,305,647)       (21,992,521)
 Value of shares redeemed--Class II .............................................       (4,123,347)        (5,195,291)
                                                                                      ------------      -------------
  Net increase from capital share transactions ..................................       18,774,064          7,233,215
                                                                                      ------------      -------------
 Total increase (decrease) in net assets ........................................       37,066,664           (821,626)
                                                                                      ------------      -------------
NET ASSETS at beginning of year .................................................       43,074,115         43,895,741
                                                                                      ------------      -------------
NET ASSETS at end of year .......................................................     $ 80,140,779      $  43,074,115
                                                                                      ============      =============
 Undistributed net investment loss included in net assets at end of year ........     $    (98,051)     $    (101,025)
                                                                                      ============      =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I .................................................        2,415,187          3,968,047
 Number of shares issued through reinvestment of dividends and
  distributions--Class I ........................................................           88,230            101,356
 Number of shares redeemed--Class I .............................................       (1,063,384)        (3,083,746)
                                                                                      ------------      -------------
  Net increase in shares outstanding--Class I ...................................        1,440,033            985,657
                                                                                      ============      =============
 Number of shares sold--Class II ................................................        1,694,565            881,236
 Number of shares issued through reinvestment of dividends and
  distributions--Class II .......................................................           35,370             26,815
 Number of shares redeemed--Class II ............................................         (617,086)          (752,349)
                                                                                      ------------      -------------
  Net increase in shares outstanding--Class II ..................................        1,112,849            155,702
                                                                                      ============      =============

-------
 * Allocated from Master Investment Portfolio (Note 1)



                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                    Model Portfolios
                                                           ------------------------------------------------------------------
                                                                  Savings Oriented                  Conservative Growth
                                                           ------------------------------- ----------------------------------
                                                              For the           For the           For the           For the
                                                             Year Ended        Year Ended        Year Ended       Year Ended
                                                            December 31,      December 31,      December 31,     December 31,
                                                                2003              2002              2003             2002
                                                           -------------     -------------     -------------    -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   4,622,134     $   4,503,663     $   7,258,186    $   7,504,708
 Net realized loss on sale of investments ..............      (1,320,823)       (6,583,052)       (4,535,756)     (27,869,956)
 Net change in unrealized appreciation
  (depreciation) of investments ........................      13,931,335           101,995        41,499,733         (119,112)
                                                           -------------     -------------     -------------    -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................      17,232,646        (1,977,394)       44,222,163      (20,484,360)
                                                           -------------     -------------     -------------    -------------
Distributions to shareholders from:
 Net investment income .................................      (4,742,773)       (4,305,011)       (7,341,813)      (7,771,919)
 Net realized gain on investments ......................              --          (447,282)               --               --
                                                           -------------     -------------     -------------    -------------
  Total distributions ..................................      (4,742,773)       (4,752,293)       (7,341,813)      (7,771,919)
                                                           -------------     -------------     -------------    -------------
Capital share transactions:
 Proceeds from sale of shares ..........................      50,333,016        47,233,918        76,878,175       67,052,117
 Reinvestment of distributions .........................       4,742,773         4,750,820         7,341,813        7,771,919
 Value of shares redeemed ..............................     (24,798,193)      (22,787,815)      (25,886,387)     (46,594,286)
                                                           -------------     -------------     -------------    -------------
  Net increase from capital share transactions .........      30,277,596        29,196,923        58,333,601       28,229,750
                                                           -------------     -------------     -------------    -------------
 Total increase (decrease) in net assets ...............      42,767,469        22,467,236        95,213,951          (26,529)
                                                           -------------     -------------     -------------    -------------
NET ASSETS at beginning of year ........................     159,496,565       137,029,329       280,786,568      280,813,097
                                                           -------------     -------------     -------------    -------------
NET ASSETS at end of year ..............................   $ 202,264,034     $ 159,496,565     $ 376,000,519    $ 280,786,568
                                                           =============     =============     =============    =============
 Undistributed net investment income (loss)
  included in net assets at end of year ................   $     454,848     $     460,646     $       1,771    $       9,382
                                                           =============     =============     =============    =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       2,210,386         2,083,573         3,692,283        3,208,447
 Number of shares issued through reinvestment
  of dividends and distributions .......................         201,735           217,231           334,631          398,969
 Number of shares redeemed .............................      (1,092,212)       (1,006,308)       (1,271,477)      (2,282,113)
                                                           -------------     -------------     -------------    -------------
  Net increase in shares outstanding ...................       1,319,909         1,294,496         2,755,437        1,325,303
                                                           =============     =============     =============    =============


                       See Notes to Financial Statements.
70

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                    Model Portfolios
                                                           ------------------------------------------------------------------
                                                                 Traditional Growth                   Long-Term Growth
                                                           -------------------------------     ------------------------------
                                                              For the           For the           For the           For the
                                                             Year Ended        Year Ended        Year Ended       Year Ended
                                                            December 31,      December 31,      December 31,     December 31,
                                                                2003              2002              2003             2002
                                                           -------------     -------------     -------------    -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $  11,136,577     $  11,098,341     $   8,512,317    $    7,415,385
 Net realized gain on sale of investments ..............     (24,668,299)      (61,112,239)       (3,713,663)      (39,637,698)
 Net change in unrealized appreciation
  (depreciation) of investments ........................     136,703,711       (29,534,899)      154,914,138       (74,027,001)
                                                           -------------     -------------     -------------    --------------
 Net increase (decrease) in net assets resulting
  from operations ......................................     123,171,989       (79,548,797)      159,712,792      (106,249,314)
                                                           -------------     -------------     -------------    --------------
Distributions to shareholders from:
 Net investment income .................................     (11,300,929)      (10,721,918)       (8,786,488)       (7,427,368)
 Net realized gain on investments ......................              --                --           (39,436)         (235,462)
                                                           -------------     -------------     -------------    --------------
  Total distributions ..................................     (11,300,929)      (10,721,918)       (8,825,924)       (7,662,830)
                                                           -------------     -------------     -------------    --------------
Capital share transactions:
 Proceeds from sale of shares ..........................     153,902,419       129,954,625       152,487,229       133,236,681
 Reinvestment of distributions .........................      11,300,929        10,721,918         8,825,924         7,662,830
 Value of shares redeemed ..............................     (48,047,781)      (55,208,788)      (20,133,102)      (31,625,132)
                                                           -------------     -------------     -------------    --------------
  Net increase from capital share transactions .........     117,155,567        85,467,755       141,180,051       109,274,379
                                                           -------------     -------------     -------------    --------------
 Total increase (decrease) in net assets ...............     229,026,627        (4,802,960)      292,066,919        (4,637,765)
                                                           -------------     -------------     -------------    --------------
NET ASSETS at beginning of year ........................     566,554,508       571,357,468       528,710,183       533,347,948
                                                           -------------     -------------     -------------    --------------
NET ASSETS at end of year ..............................   $ 795,581,135     $ 566,554,508     $ 820,777,102    $  528,710,183
                                                           =============     =============     =============    ==============
 Undistributed net investment income (loss)
  included in net assets at end of year ................   $     709,569     $     713,381     $      57,356    $           --
                                                           =============     =============     =============    ==============
SHARE TRANSACTIONS:
 Number of shares sold .................................       8,167,202         6,906,104         8,809,489         7,657,339
 Number of shares issued through reinvestment
  of dividends and distributions .......................         552,883           626,280           453,542           497,585
 Number of shares redeemed .............................      (2,782,988)       (3,051,931)       (1,270,771)       (1,841,046)
                                                           -------------     -------------     -------------    --------------
  Net increase in shares outstanding ...................       5,937,097         4,480,453         7,992,260         6,313,878
                                                           =============     =============     =============    ==============


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                              Model Portfolios
                                                                                       --------------------------------
                                                                                              All-Equity Growth
                                                                                       --------------------------------
                                                                                          For the            For the
                                                                                         Year Ended         Year Ended
                                                                                        December 31,       December 31,
                                                                                            2003               2002
                                                                                       -------------      -------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ...........................................................     $    478,278       $    211,221
 Net realized loss on sale of investments ........................................         (920,294)        (4,883,573)
 Net change in unrealized appreciation (depreciation) of investments .............       25,931,002         (8,289,658)
                                                                                       ------------       ------------
 Net increase (decrease) in net assets resulting from operations .................       25,488,986        (12,962,010)
                                                                                       ------------       ------------
Distributions to shareholders from:
 Net investment income ...........................................................         (478,278)          (211,221)
 Return of capital ...............................................................              (18)            (1,535)
                                                                                       ------------       ------------
  Total distributions ............................................................         (478,296)          (212,756)
                                                                                       ------------       ------------
Capital share transactions:
 Proceeds from sale of shares ....................................................       55,390,147         38,467,020
 Reinvestment of distributions ...................................................          478,296            212,756
 Value of shares redeemed ........................................................       (7,512,736)        (8,537,730)
                                                                                       ------------       ------------
  Net increase from capital share transactions ...................................       48,355,707         30,142,046
                                                                                       ------------       ------------
 Total increase in net assets ....................................................       73,366,397         16,967,280
                                                                                       ------------       ------------
NET ASSETS at beginning of year ..................................................       54,779,089         37,811,809
                                                                                       ------------       ------------
NET ASSETS at end of year ........................................................     $128,145,486       $ 54,779,089
                                                                                       ============       ============
 Undistributed net investment loss included in net assets at end of year .........     $         --       $         --
                                                                                       ============       ============
SHARE TRANSACTIONS:
 Number of shares sold ...........................................................        3,277,779          2,284,622
 Number of shares issued through reinvestment of dividends and distributions .....           24,553             14,592
 Number of shares redeemed .......................................................         (458,502)          (515,131)
                                                                                       ------------       ------------
  Net increase in shares outstanding .............................................        2,843,830          1,784,083
                                                                                       ============       ============


                       See Notes to Financial Statements.
72

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                Money Market
                                                 --------------------------------------------------------------------------
                                                                                                             For the Period
                                                                                                             from March 1,
                                                                                                                1999* to
                                                              For the Year Ended December 31,                 December 31,
                                                     2003           2002           2001           2000            1999
                                                   --------       --------       --------       -------      --------------
Net Asset Value, beginning of period .........     $   1.00        $  1.00        $  1.00       $  1.00        $   1.00
Income from investment operations:
 Net investment income .......................         0.01           0.01           0.04          0.06            0.04
 Net realized and unrealized gain on
  investments ................................           --             --             --            --              --
                                                   --------       --------       --------       -------        --------
Total from investment operations .............         0.01           0.01           0.04          0.06            0.04
                                                   --------       --------       --------       -------        --------
Less distributions:
 From net investment income ..................        (0.01)         (0.01)         (0.04)        (0.06)          (0.04)
                                                   --------       --------       --------       -------        --------
Total distributions ..........................        (0.01)         (0.01)         (0.04)        (0.06)          (0.04)
                                                   --------       --------       --------       -------        --------
Net Asset Value, end of period ...............     $   1.00       $   1.00        $  1.00       $  1.00        $   1.00
                                                   ========       ========       ========       =======        ========
Total return .................................         0.60%          1.32%          3.70%         6.05%           4.00%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $105,762       $138,232       $119,652       $93,385        $ 76,773
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.52%          0.49%          0.46%         0.46%           0.47%+
 Ratio of net investment income to
  average net assets .........................         0.60%          1.79%          4.01%         6.35%           4.70%+
Ratio of expenses to average net assets
 prior to expense reductions and
 reimbursed expenses .........................          N/A           0.52%          0.53%         0.52%           0.52%+
Ratio of net investment income to average
 net assets prior to expense reductions
 and reimbursed expenses .....................          N/A           1.76%          3.94%         6.30%           4.65%+
Portfolio turnover ...........................          N/A            N/A            N/A           N/A             N/A

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                            Income Preservation
                                                     -----------------------------------------------------------------
                                                                                                       For the Period
                                                                                                      from December 4,
                                                                                                          2000* to
                                                            For the Year Ended December 31,             December 31,
                                                          2003           2002o       2001(a)^              2000^
                                                       ---------       ---------     --------         ----------------
Net Asset Value, beginning of period .............     $ 100.00        $ 100.00      $ 100.00             $ 100.00
Income from investment operations:
 Net investment income ...........................         3.46            4.02          5.08                 0.47
 Net realized and unrealized gain on investments,
  wrapper agreements, futures, options, swaps
  and foreign currency transactions ..............           --**            --**          -- **                --
                                                       --------        --------      ---------            --------
Total from investment operations .................         3.46            4.02          5.08                 0.47
                                                       --------        --------      ---------            --------
Less distributions:
 From net investment income ......................        (3.34)          (4.02)        (4.93)               (0.47)
 From net realized gains .........................        (0.05)          (0.47)        (2.45)                  --
 Reverse stock split (Note 9) ....................         0.05            0.47          2.45                   --
 Return of capital ...............................        (0.12)             --         (0.15)                  --
                                                       --------        --------      ---------            --------
Total distributions ..............................        (3.46)          (4.02)        (5.08)               (0.47)
                                                       --------        --------      ---------            --------
Net Asset Value, end of period ...................     $ 100.00        $ 100.00      $  100.00            $ 100.00
                                                       ========        ========      =========            ========
Total return .....................................         3.51%           4.09%         5.18%                0.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .................     $619,964        $454,683      $408,910             $329,137
Ratios to average net assets:
 Ratio of expenses to average net assets .........         0.82%           0.83%         0.84%                0.78%+
 Ratio of net investment income to average
  net assets .....................................         3.42%           4.02%         5.06%                6.90%+
Portfolio turnover ...............................          211%            310%          213%                 139%++

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
  o Per share amounts were calculated using average shares outstanding.
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.
 ** Rounds to less than $0.01
  ^ Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.


                       See Notes to Financial Statements.
74

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                           US Government Securities
                                                   ---------------------------------------------------------------------------
                                                                                                              For the Period
                                                                                                              from March 1,
                                                                                                                 1999* to
                                                             For the Year Ended December 31,                   December 31,
                                                     2003           2002          2001(a)         2000             1999
                                                   --------       --------       --------      --------        ---------------
Net Asset Value, beginning of period .........     $  10.76       $  10.34       $  10.07      $  9.50           $ 10.00
Income from investment operations:
 Net investment income .......................         0.27           0.34           0.46         0.53              0.44
 Net realized and unrealized gain (loss)
  on investments .............................        (0.10)          0.54           0.27         0.57             (0.50)
                                                   --------       --------       --------      -------           -------
Total from investment operations .............         0.17           0.88           0.73         1.10             (0.06)
                                                   --------       --------       --------      -------           -------
Less distributions:
 From net investment income ..................        (0.30)         (0.35)         (0.46)       (0.53)            (0.44)
 From net realized gains .....................        (0.09)         (0.11)            --           --                --
                                                   --------       --------       --------      -------           -------
Total distributions ..........................        (0.39)         (0.46)         (0.46)       (0.53)            (0.44)
                                                   --------       --------       --------      -------           -------
Net Asset Value, end of period ...............     $  10.54       $  10.76       $  10.34      $ 10.07           $  9.50
                                                   ========       ========       ========      =======           =======
Total return .................................         1.66%          8.76%          7.42%       12.00%            (0.66)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $188,546       $235,644       $150,807      $87,209           $76,468
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.61%          0.61%          0.64%        0.68%             0.66%+
 Ratio of net investment income to
  average net assets .........................         2.57%          3.30%          4.52%        5.54%             5.26%+
Portfolio turnover ...........................          120%           114%           278%         121%              176%++

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                Asset Allocation
                                                   ----------------------------------------------------------------------------
                                                                                                                For the Period
                                                                                                                 from March 1,
                                                                                                                   1999* to
                                                               For the Year Ended December 31,                   December 31,
                                                     2003            2002          2001(a)          2000             1999
                                                   --------       --------         --------       --------      ---------------
Net Asset Value, beginning of period .........     $   5.49       $   6.52         $   9.96       $  10.49        $    10.00
Income from investment operations:
 Net investment income .......................         0.07           0.10             0.21           0.29              0.24
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.35          (1.13)           (0.83)         (0.36)             0.62
                                                   --------       --------         --------       --------        ----------
Total from investment operations .............         1.42          (1.03)           (0.62)         (0.07)             0.86
                                                   --------       --------         --------       --------        ----------
Less distributions:
 From net investment income ..................        (0.16)            --            (0.21)         (0.29)            (0.24)
 From net realized gains .....................           --             --            (1.10)         (0.17)            (0.13)
 In excess of net realized gain on
  investments ................................           --             --            (1.22)            --                --
 Return of capital ...........................           --             --            (0.29)            --                --
                                                   --------       --------         --------       --------        ----------
Total distributions ..........................       (0.16)            --             (2.82)         (0.46)            (0.37)
                                                   --------       --------         --------       --------        ----------
Net Asset Value, end of period ...............     $   6.75       $   5.49         $   6.52       $   9.96        $    10.49
                                                   ========       ========         ========       ========        ==========
Total return .................................        25.97%        (15.80)%          (5.42)%        (0.71)%            8.61%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $784,440       $648,156         $876,207       $986,504        $1,100,101
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.76%          0.75%            0.75%          0.78%             0.80%+
 Ratio of net investment income to
  average net assets .........................         1.06%          1.61%            2.21%          2.61%             2.68%+
Portfolio turnover ...........................           17%            25%             107%            19%                6%++

----------
 +  Annualized
 ++ Not annualized
 *  Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.


                       See Notes to Financial Statements.
76

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                 Equity Income
                                                 ------------------------------------------------------------------------------
                                                                                                                For the Period
                                                                                                                from March 1,
                                                                                                                   1999* to
                                                                For the Year Ended December 31,                  December 31,
                                                     2003            2002           2001           2000              1999
                                                   --------       --------        ---------      --------      ----------------
Net Asset Value, beginning of period .........     $   5.98       $   7.12        $   8.15       $   7.16        $  10.00
Income from investment operations:
 Net investment income .......................         0.08           0.09            0.11           0.15            0.18
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.90          (1.15)           0.06           1.11           (0.68)
                                                   --------       --------        --------       --------        --------
Total from investment operations .............         1.98          (1.06)           0.17           1.26           (0.50)
                                                   --------       --------        --------       --------        --------
Less distributions:
 From net investment income ..................        (0.08)         (0.08)          (0.11)         (0.15)          (0.18)
 From net realized gains .....................           --             --           (0.29)         (0.12)          (2.16)
 In excess of net realized gain on
  investments ................................           --             --           (0.78)            --              --
 Return of capital ...........................           --             --           (0.02)            --              --
                                                   --------       --------        --------       --------        --------
Total distributions ..........................        (0.08)         (0.08)          (1.20)         (0.27)          (2.34)
                                                   --------       --------        --------       --------        --------
Net Asset Value, end of period ...............     $   7.88       $   5.98        $   7.12       $   8.15        $   7.16
                                                   ========       ========        ========       ========        ========
Total return .................................        33.09%        (14.96)%          2.92%         17.56%          (4.60)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $824,093       $565,046        $628,075       $522,954        $486,690
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.92%          0.92%           0.94%          0.85%           0.76%+
 Ratio of net investment income to
  average net assets .........................         1.25%          1.21%           1.37%          2.00%           2.07%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................          N/A           0.90%           0.92%          0.79%           0.75%+
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses .........................          N/A           1.23%           1.39%          2.06%           2.08%+
Portfolio turnover ...........................           13%            17%             16%            58%             77%++

----------
 + Annualized
++ Not annualized
** Commencement of operations


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                   Growth & Income
                                                           ------------------------------------------------------------------
                                                                                                               For the Period
                                                                                                               from March 1,
                                                                                                                  1999* to
                                                                   For the Year Ended December 31,              December 31,
                                                             2003         2002          2001         2000           1999
                                                           --------     --------      --------     --------    -------------
Net Asset Value, beginning of period ...................   $   7.24     $   9.45      $  10.83     $  11.85      $  10.00
Income from investment operations:
 Net investment income .................................       0.06         0.05          0.05         0.06          0.01
 Net realized and unrealized gain (loss) on
  investments and futures and foreign currency
  transactions .........................................       2.15        (2.22)        (0.62)        0.44          2.31
                                                           --------     --------      --------     --------      --------
Total from investment operations .......................       2.21        (2.17)        (0.57)        0.50          2.32
                                                           --------     --------      --------     --------      --------
Less distributions:
 From net investment income ............................      (0.07)       (0.04)        (0.05)       (0.06)        (0.01)
 From net realized gains ...............................         --           --            --        (1.46)        (0.46)
 In excess of net realized gain on investments .........         --           --         (0.70)          --            --
 Return of capital .....................................         --           --         (0.06)          --            --
                                                           --------     --------      --------     --------      --------
Total distributions ....................................      (0.07)       (0.04)        (0.81)       (1.52)        (0.47)
                                                           --------     --------      --------     --------      --------
Net Asset Value, end of period .........................   $   9.38     $   7.24      $   9.45     $  10.83      $  11.85
                                                           ========     ========      ========     ========      ========
Total return ...........................................      30.49%      (22.93)%       (4.77)%       4.21%        23.50%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................   $765,115     $515,597      $436,285     $376,137      $235,062
Ratios to average net assets:
 Ratio of expenses to average net assets ...............       0.83%        0.84%         0.88%        0.82%         0.96%+
 Ratio of net investment income to average
  net assets ...........................................       0.86%        0.76%         0.52%        0.58%         0.15%+
Ratio of expenses to average net assets after
 expense reductions and reimbursed expenses ............        N/A         0.81%         0.85%        0.79%         0.94%+
Ratio of net investment income to average net assets
 after expense reductions and reimbursed expenses               N/A         0.79%         0.55%        0.61%         0.17%+
Portfolio turnover .....................................         22%          29%           58%          94%           51%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.
78

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                      Growth
                                                  -------------------------------------------------------------------------------
                                                                                                                   For the Period
                                                                                                                    from March 1,
                                                                                                                      1999* to
                                                                For the Year Ended December 31,                     December 31,
                                                     2003             2002             2001             2000            1999
                                                  ----------       ----------       ----------       ----------    ---------------
Net Asset Value, beginning of period .........    $     6.27       $     8.28       $    10.77       $    13.21      $    10.00
Income from investment operations:
 Net investment income (loss) ................          0.00**           0.00**          (0.00)**         (0.01)           0.00**
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................          1.80            (2.01)           (1.69)           (0.33)           3.95
                                                  ----------       ----------       ----------       ----------      ----------
Total from investment operations .............          1.80            (2.01)           (1.69)           (0.34)           3.95
                                                  ----------       ----------       ----------       ----------      ----------
Less distributions:
 From net investment income ..................         (0.00)**         (0.00)**         (0.00)           (0.02)          (0.00)**
 From net realized gains .....................            --               --            (0.00)           (2.08)          (0.74)
 In excess of net realized gain on
  investments ................................            --               --            (0.72)              --              --
 Return of capital ...........................            --               --            (0.08)              --              --
                                                  ----------       ----------       ----------       ----------      ----------
Total distributions ..........................         (0.00)**         (0.00)**         (0.80)           (2.10)          (0.74)
                                                  ----------       ----------       ----------       ----------      ----------
Net Asset Value, end of period ...............    $     8.07       $     6.27       $     8.28       $    10.77      $    13.21
                                                  ==========       ==========       ==========       ==========      ==========
Total return .................................         28.71%          (24.26)%         (15.21)%          (2.56)%         40.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $2,895,641       $2,060,555       $2,810,546       $3,349,618      $3,361,695
Ratios to average net assets:
 Ratio of expenses to average net assets .....          0.96%            0.91%            0.89%            0.86%           0.81%+
 Ratio of net investment income (loss) to
  average net assets .........................         (0.05)%          (0.01)%          (0.05)%          (0.09)%         (0.02)%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................           N/A             0.88%            0.88%            0.84%           0.80%+
Ratio of net investment income (loss) to
 average net assets after expense
 reductions and reimbursed expenses ..........           N/A             0.02%           (0.04)%          (0.07)%         (0.01)%+
Portfolio turnover ...........................            46%              74%              40%              59%            129%++



----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                        Aggressive Opportunities
                                                 ------------------------------------------------------------------------
                                                                                                           For the Period
                                                                                                           from March 1,
                                                                                                              1999* to
                                                            For the Year Ended December 31,                 December 31,
                                                   2003           2002           2001           2000           1999
                                                 --------       --------      ---------       --------    ---------------
Net Asset Value, beginning of period .........   $   6.27       $  10.19      $  11.82        $  15.82       $  10.00
Income from investment operations:
 Net investment loss .........................      (0.00)**       (0.04)        (0.07)          (0.03)         (0.04)
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................       2.80          (3.88)        (1.56)          (1.45)          6.34
                                                 --------       --------      --------        --------       --------
Total from investment operations .............       2.80          (3.92)        (1.63)          (1.48)          6.30
                                                 --------       --------      --------        --------       --------
Less distributions:
 From net investment income ..................      (0.00)**          --            --              --             --
 In excess of net investment income ..........      (0.00)**          --            --              --             --
 From net realized gains .....................         --             --            --           (2.52)         (0.48)
 In excess of net realized gain on
  investments ................................         --             --         (0.00)**           --             --
                                                 --------       --------      --------        --------       --------
Total distributions ..........................      (0.00)            --            --           (2.52)         (0.48)
                                                 --------       --------      --------        --------       --------
Net Asset Value, end of period ...............   $   9.07       $   6.27      $  10.19        $  11.82       $  15.82
                                                 ========       ========      ========        ========       ========
Total return .................................      44.68%        (38.47)%      (13.75)%         (9.35)%        63.39%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $938,791       $572,470      $819,047        $850,915       $631,505
Ratios to average net assets:
 Ratio of expenses to average net assets .....       1.23%          1.18%         1.24%           1.25%          1.28%+
 Ratio of net investment loss to average
  net assets .................................      (0.13)%        (0.58)%       (0.72)%         (0.29)%        (0.48)%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................        N/A           1.14%         1.19%           1.24%          1.28%+
Ratio of net investment loss to average net
 assets after expense reductions and
 reimbursed expenses .........................        N/A          (0.54)%       (0.67)%         (0.28)%        (0.48)%+
Portfolio turnover ...........................         75%           128%          102%             41%            50%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01


                       See Notes to Financial Statements.
80

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                 International
                                                   ----------------------------------------------------------------------------
                                                                                                                 For the Period
                                                                                                                 from March 1,
                                                                                                                    1999* to
                                                               For the Year Ended December 31,                    December 31,
                                                     2003             2002            2001           2000             1999
                                                   --------         --------        --------       --------      --------------
Net Asset Value, beginning of period .........     $   6.80         $   8.20        $  10.73       $  13.76       $  10.00
Income from investment operations:
 Net investment income .......................         0.06             0.07            0.06           0.07           0.08
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         2.07            (1.39)          (2.23)         (2.12)          4.15
                                                   --------         --------        --------       --------       --------
Total from investment operations .............         2.13            (1.32)          (2.17)         (2.05)          4.23
                                                   --------         --------        --------       --------       --------
Less distributions:
 From net investment income ..................        (0.09)           (0.08)             --          (0.12)         (0.15)
 From net realized gains .....................           --               --              --          (0.86)         (0.32)
 In excess of net realized gain on
  investments ................................           --               --           (0.25)            --             --
 Return of capital ...........................        (0.00)**            --           (0.11)            --             --
                                                   --------         --------        --------       --------       --------
Total distributions ..........................        (0.09)           (0.08)          (0.36)         (0.98)         (0.47)
                                                   --------         --------        --------       --------       --------
Net Asset Value, end of period ...............     $   8.84         $   6.80        $   8.20       $  10.73       $  13.76
                                                   ========         ========        ========       ========       ========
Total return .................................        31.31%          (16.08)%        (20.16)%       (14.91)%        42.62%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $471,495         $282,921        $304,357       $326,534       $316,937
Ratios to average net assets:
 Ratio of expenses to average net assets .....         1.22%            1.20%           1.20%          1.15%          1.14%+
 Ratio of net investment income to
  average net assets .........................         0.93%            0.85%           0.54%          0.44%          0.84%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................          N/A             1.16%           1.18%          1.13%          1.12%+
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses .........................          N/A             0.89%           0.56%          0.46%          0.86%+
Portfolio turnover ...........................           38%              81%             37%            40%            29%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)



                                                                       Core Bond Index Class I
                                                 ----------------------------------------------------------------------
                                                                                                        For the Period
                                                                                                        from March 1,
                                                                                                           1999* to
                                                          For the Year Ended December 31,                December 31,
                                                   2003         2002           2001(a)       2000            1999
                                                 --------     ---------       --------     --------    ----------------
Net Asset Value, beginning of period .........   $  10.46     $  10.07        $   9.85     $   9.41       $  10.00
Income from investment operations:
 Net investment income .......................       0.40         0.50            0.52         0.60           0.49
 Net realized and unrealized gain (loss)
  on investments .............................      (0.04)        0.44            0.30         0.44          (0.59)
                                                 --------     --------        --------     --------       --------
Total from investment operations .............       0.36         0.94            0.82         1.04          (0.10)
                                                 --------     --------        --------     --------       --------
Less distributions:
 From net investment income ..................      (0.49)       (0.55)          (0.60)       (0.60)         (0.49)
 From net realized gains .....................      (0.06)       (0.00)**           --           --             --
                                                 --------     --------        --------     --------       --------
Total distributions ..........................      (0.55)       (0.55)          (0.60)       (0.60)         (0.49)
                                                 --------     --------        --------     --------       --------
Net Asset Value, end of period ...............   $  10.27     $  10.46        $  10.07     $   9.85       $   9.41
                                                 ========     ========        ========     ========       ========
Total return .................................       3.59%        9.69%           8.51%       11.43%         (1.05)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............   $452,739     $384,323        $343,980     $293,330       $261,607
Ratios to average net assets:
 Ratio of expenses to average net
  assets*** ..................................       0.48%        0.48%           0.48%        0.47%          0.47%+
 Ratio of net investment income to
  average net assets .........................       3.85%        4.90%           5.58%        6.30%          5.99%+

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting
    Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%.
 ** Rounds to less than $0.01
*** Includes effect of expenses allocated from Master Investment Portfolio
    (Note 1)


                       See Notes to Financial Statements.
82

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                            Core Bond Index Class II
                                                   -----------------------------------------------------------------------------
                                                                                                                 For the Period
                                                                                                                 from April 5,
                                                                                                                    1999* to
                                                                 For the Year Ended December 31,                    December 31,
                                                     2003           2002             2001(a)         2000             1999
                                                   --------       ---------         --------       -------      ----------------
Net Asset Value, beginning of period .........     $  10.49       $  10.10          $   9.88       $  9.43          $ 10.00
Income from investment operations:
 Net investment income .......................         0.42           0.53              0.55          0.62             0.45
 Net realized and unrealized gain (loss)
  on investments .............................        (0.02)          0.43              0.29          0.45            (0.57)
                                                   --------       --------          --------       -------          -------
Total from investment operations .............         0.40           0.96              0.84          1.07            (0.12)
                                                   --------       --------          --------       -------          -------
Less distributions:
 From net investment income ..................        (0.52)         (0.57)            (0.62)        (0.62)           (0.45)
 From net realized gains .....................        (0.06)         (0.00)**             --            --               --
                                                   --------       --------          --------       -------          -------
Total distributions ..........................        (0.58)         (0.57)            (0.62)        (0.62)           (0.45)
                                                   --------       --------          --------       -------          -------
Net Asset Value, end of period ...............     $  10.31       $  10.49          $  10.10       $  9.88          $  9.43
                                                   ========       ========          ========       =======          =======
Total return .................................         3.88%          9.88%             8.71%        11.73%           (1.19)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $138,655       $150,365          $116,664       $81,972          $48,288
Ratios to average net assets:
 Ratio of expenses to average net
  assets*** ..................................         0.28%          0.28%             0.28%         0.27%            0.27%+
 Ratio of net investment income to
  average net assets .........................         4.05%          5.10%             5.78%         6.53%            6.26%+

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting
    Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%.
 ** Rounds to less than $0.01
*** Includes effect of expenses allocated from Master Investment Portfolio
    (Note 1)


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                           500 Stock Index Class I
                                                   --------------------------------------------------------------------------
                                                                                                               For the Period
                                                                                                               from March 1,
                                                                                                                  1999* to
                                                              For the Year Ended December 31,                   December 31,
                                                     2003           2002             2001          2000             1999
                                                   --------       -------          -------       --------      --------------
Net Asset Value, beginning of period .........     $   6.94       $  9.05          $  10.43      $  11.85        $  10.00
Income from investment operations:
 Net investment income .......................         0.09          0.09             0.08           0.10            0.09
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.85         (2.11)           (1.37)         (1.24)           1.86
                                                   -------        -------          -------       --------        --------
Total from investment operations .............         1.94         (2.02)           (1.29)         (1.14)           1.95
                                                   --------       -------          -------       --------        --------
Less distributions:
 From net investment income ..................        (0.09)        (0.09)           (0.08)         (0.07)          (0.07)
 From net realized gains .....................           --            --               --          (0.21)          (0.03)
 Return of capital ...........................           --            --            (0.01)            --              --
                                                   --------       -------          -------       --------        --------
Total distributions ..........................        (0.09)        (0.09)           (0.09)         (0.28)          (0.10)
                                                   --------       -------          -------       --------        --------
Net Asset Value, end of period ...............     $   8.79       $  6.94          $  9.05       $  10.43        $  11.85
                                                   ========       ========         =======       ========        ========
Total return .................................        27.98%       (22.39)%         (12.29)%        (9.61)%         19.52%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $130,663       $85,250          $97,478       $100,732        $135,372
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.47%         0.47%            0.47%          0.44%           0.44%+
 Ratio of net investment income to
  average net assets .........................         1.33%         1.17%            0.89%          0.83%           1.04%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.
84

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                           500 Stock Index Class II
                                                   -----------------------------------------------------------------------------
                                                                                                                For the Period
                                                                                                                from April 5,
                                                                                                                   1999* to
                                                               For the Year Ended December 31,                   December 31,
                                                     2003           2002            2001            2000             1999
                                                   --------       --------        --------        --------      ----------------
Net Asset Value, beginning of period .........     $   6.61       $   8.62        $   9.95        $  11.32       $  10.00
Income from investment operations:
 Net investment income .......................         0.11           0.10            0.09            0.10           0.08
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.75          (2.01)          (1.31)          (1.16)          1.36
                                                   --------       --------        --------        --------       --------
Total from investment operations .............         1.86          (1.91)          (1.22)          (1.06)          1.44
                                                   --------       --------        --------        --------       --------
Less distributions:
 From net investment income ..................        (0.10)         (0.10)          (0.10)          (0.10)         (0.09)
 From net realized gains .....................           --             --              --           (0.21)         (0.03)
 Return of capital ...........................           --             --           (0.01)             --             --
                                                   --------       --------        --------        --------       --------
Total distributions ..........................        (0.10)         (0.10)          (0.11)          (0.31)         (0.12)
                                                   --------       --------        --------        --------       --------
Net Asset Value, end of period ...............     $   8.37       $   6.61        $   8.62        $   9.95       $  11.32
                                                   ========       ========        ========        ========       ========
Total return .................................        28.24%        (22.17)%        (12.17)%         (9.36)%        14.44%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $185,901       $120,784        $144,574        $149,423       $119,236
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.27%          0.27%           0.27%           0.24%          0.24%+
 Ratio of net investment income to
  average net assets .........................         1.52%          1.37%           1.09%           1.02%          1.23%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                          Broad Market Index Class I
                                                   ---------------------------------------------------------------------------
                                                                                                               For the Period
                                                                                                               from March 1,
                                                                                                                  1999* to
                                                              For the Year Ended December 31,                   December 31,
                                                     2003           2002            2001           2000             1999
                                                   --------       --------        --------       --------     ----------------
Net Asset Value, beginning of period .........     $   6.89       $   8.80        $  10.17       $  12.21       $   10.00
Income from investment operations:
 Net investment income .......................         0.08           0.09            0.08           0.11            0.10
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         2.06          (1.99)          (1.30)         (1.42)           2.30
                                                   --------       --------        --------       --------       ---------
Total from investment operations .............         2.14          (1.90)          (1.22)         (1.31)           2.40
                                                   --------       --------        --------       --------       ---------
Less distributions:
 From net investment income ..................        (0.08)         (0.01)          (0.06)         (0.08)          (0.09)
 From net realized gains .....................           --             --           (0.09)         (0.65)          (0.10)
                                                   --------       --------        --------       --------       ---------
Total distributions ..........................        (0.08)         (0.01)          (0.15)         (0.73)          (0.19)
                                                   --------       --------        --------       --------       ---------
Net Asset Value, end of period ...............     $   8.95       $   6.89        $   8.80       $  10.17       $   12.21
                                                   ========       ========        ========       ========       =========
Total return .................................        31.08%        (21.62)%        (11.87)%       (10.78)%         24.07%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $267,250       $190,706        $255,532       $313,268       $519,581
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.48%          0.49%           0.47%          0.47%           0.46%+
 Ratio of net investment income to
  average net assets .........................         1.22%          1.07%           0.85%          0.74%           0.99%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.
86

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                          Broad Market Index Class II
                                                   ----------------------------------------------------------------------------
                                                                                                                For the Period
                                                                                                                from April 5,
                                                                                                                   1999* to
                                                                For the Year Ended December 31,                   December 31,
                                                     2003            2002           2001           2000             1999
                                                   --------       --------        --------       --------       ---------------
Net Asset Value, beginning of period .........     $   6.54       $   8.35        $   9.67       $  11.68           $  10.00
Income from investment operations:
 Net investment income .......................         0.10           0.09            0.09           0.10               0.09
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.95          (1.88)          (1.24)         (1.35)              1.80
                                                   --------       --------        --------       --------           --------
Total from investment operations .............         2.05          (1.79)          (1.15)         (1.25)              1.89
                                                   --------       --------        --------       --------           --------
Less distributions:
 From net investment income ..................        (0.10)         (0.02)          (0.08)         (0.11)             (0.11)
 From net realized gains .....................           --             --           (0.09)         (0.65)             (0.10)
                                                   --------       --------        --------       --------           --------
Total distributions ..........................        (0.10)         (0.02)          (0.17)         (0.76)             (0.21)
                                                   --------       --------        --------       --------           ---------
Net Asset Value, end of period ...............     $   8.49       $   6.54        $   8.35       $   9.67           $  11.68
                                                   ========       ========        ========       ========           =========
Total return .................................        31.30%        (21.39)%        (11.73)%       (10.69)%            19.01%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $272,411       $188,942        $240,617       $248,565           $163,050
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.28%          0.29%           0.27%          0.27%              0.26%+
 Ratio of net investment income to
  average net assets .........................         1.42%          1.27%           1.05%          0.94%              1.18%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                      Mid/Small Company Index Class I
                                                   -------------------------------------------------------------------------
                                                                                                             For the Period
                                                                                                             from March 1,
                                                                                                                1999* to
                                                             For the Year Ended December 31,                  December 31,
                                                     2003           2002           2001           2000             1999
                                                   -------        -------        -------        -------      ---------------
Net Asset Value, beginning of period .........     $   8.33       $ 10.21        $ 11.50        $ 13.92         $ 10.00
Income from investment operations:
 Net investment income .......................        0.04           0.06           0.07           0.06            0.06
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................        3.47          (1.94)         (1.22)         (2.14)           4.02
                                                   -------        -------        -------        -------         -------
Total from investment operations .............        3.51          (1.88)         (1.15)         (2.08)           4.08
                                                   -------        -------        -------        -------         -------
Less distributions:
 From net investment income ..................       (0.05)            --          (0.05)         (0.05)          (0.06)
 From net realized gains .....................          --             --          (0.08)         (0.29)          (0.10)
 Return of capital ...........................          --             --          (0.01)            --              --
                                                   -------        -------        -------        -------         -------
Total distributions ..........................       (0.05)            --          (0.14)         (0.34)          (0.16)
                                                   -------        -------        -------        -------         -------
Net Asset Value, end of period ...............     $ 11.79        $  8.33        $ 10.21        $ 11.50         $ 13.92
                                                   =======        =======        =======        =======         =======
Total return .................................       42.17%        (18.41)%        (9.90)%       (14.91)%         40.90%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $56,880        $27,427        $30,220        $33,805         $21,548
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................        0.52%          0.53%          0.55%          0.51%           0.60%+
 Ratio of net investment income to
  average net assets .........................        0.86%          0.70%          0.63%          0.52%           0.75%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.
88

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                      Mid/Small Company Index Class II
                                                   -------------------------------------------------------------------------
                                                                                                              For the Period
                                                                                                              from April 5,
                                                                                                                 1999* to
                                                              For the Year Ended December 31,                  December 31,
                                                     2003           2002           2001          2000             1999
                                                   -------        -------        -------        -------      ---------------
Net Asset Value, beginning of period .........     $  7.99        $  9.78        $ 11.02        $ 13.37           $10.00
Income from investment operations:
 Net investment income .......................        0.06           0.08           0.08           0.09             0.07
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................        3.34          (1.87)         (1.16)         (2.06)            3.48
                                                   -------        -------        -------        -------           ------
Total from investment operations .............        3.40          (1.79)         (1.08)         (1.97)            3.55
                                                   -------        -------        -------        -------           ------
Less distributions:
 From net investment income ..................       (0.07)            --          (0.08)         (0.09)           (0.08)
 From net realized gains .....................          --             --          (0.08)         (0.29)           (0.10)
                                                   -------        -------        -------        -------           ------
Total distributions ..........................       (0.07)            --          (0.16)         (0.38)           (0.18)
                                                   -------        -------        -------        -------           ------
Net Asset Value, end of period ...............     $ 11.32        $  7.99        $  9.78        $ 11.02           $13.37
                                                   =======        =======        =======        =======           ======
Total return .................................       42.53%        (18.30)%        (9.65)%       (14.75)%          35.64%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $52,907        $25,273        $30,158        $34,334           $9,296
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................        0.32%          0.33%          0.35%          0.31%            0.40%+
 Ratio of net investment income to
  average net assets .........................        1.06%          0.90%          0.83%          0.73%            0.97%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                        Overseas Equity Index Class I
                                                   --------------------------------------------------------------------------
                                                                                                              For the Period
                                                                                                              from March 1,
                                                                                                                 1999* to
                                                              For the Year Ended December 31,                  December 31,
                                                     2003           2002           2001          2000             1999
                                                   -------        -------        -------        -------       ---------------
Net Asset Value, beginning of period .........     $  6.36        $  7.78        $ 10.13        $ 12.75         $ 10.00
Income from investment operations:
 Net investment income .......................        0.11           0.10           0.09           0.16            0.11
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................        2.29          (1.40)         (2.30)         (2.10)           2.88
                                                   -------        -------        -------        -------         -------
Total from investment operations .............        2.40          (1.30)         (2.21)         (1.94)           2.99
                                                   -------        -------        -------        -------         -------
Less distributions:
 From net investment income ..................       (0.11)         (0.12)         (0.07)         (0.11)          (0.17)
 From net realized gains .....................          --             --          (0.01)         (0.57)          (0.07)
 Return of capital ...........................          --             --          (0.06)            --              --
                                                   -------        -------        -------        -------         -------
Total distributions ..........................       (0.11)         (0.12)         (0.14)         (0.68)          (0.24)
                                                   -------        -------        -------        -------         -------
Net Asset Value, end of period ...............     $  8.65        $  6.36        $  7.78        $ 10.13         $ 12.75
                                                   =======        =======        ========       =======         =======
Total return .................................       37.75%        (16.73)%       (21.77)%       (15.21)%         30.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $60,601        $35,413        $35,682        $34,167         $48,416
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................        0.69%          0.70%          0.68%          0.67%           0.95%+
 Ratio of net investment income to
  average net assets .........................        1.77%          1.51%          1.05%          1.07%           1.17%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.
90

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                        Overseas Equity Index Class II
                                                   ---------------------------------------------------------------------------
                                                                                                               For the Period
                                                                                                               from April 5,
                                                                                                                  1999* to
                                                              For the Year Ended December 31,                   December 31,
                                                     2003           2002           2001          2000              1999
                                                   -------        -------        -------        -------       ---------------
Net Asset Value, beginning of period .........     $  6.04        $  7.40        $  9.64        $ 12.19           $  10.00
Income from investment operations:
 Net investment income .......................        0.11           0.12           0.10           0.13              0.15
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................        2.17          (1.35)         (2.19)         (1.96)             2.30
                                                   -------        -------        -------        -------           -------
Total from investment operations .............        2.28          (1.23)         (2.09)         (1.83)             2.45
                                                   -------        -------        -------        -------           -------
Less distributions:
 From net investment income ..................       (0.12)         (0.13)         (0.08)         (0.15)            (0.19)
 From net realized gains .....................          --             --          (0.01)         (0.57)            (0.07)
 Return of capital ...........................          --             --          (0.06)            --                --
                                                   -------        -------        -------        -------           -------
Total distributions ..........................       (0.12)         (0.13)         (0.15)         (0.72)            (0.26)
                                                   -------        -------        -------        -------           -------
Net Asset Value, end of period ...............     $  8.20        $  6.04        $  7.40        $  9.64           $ 12.19
                                                   =======        =======        =======        =======           =======
Total return .................................       37.85%        (16.59)%       (21.56)%       (15.02)%           24.59%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $19,539        $ 7,661        $ 8,234        $ 9,950           $ 8,623
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................        0.49%          0.50%          0.48%          0.47%             0.75%+
 Ratio of net investment income to
  average net assets .........................        1.89%          1.71%          1.28%          1.20%             1.53%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                  Model Portfolio
                                                                                  Savings Oriented
                                                             -------------------------------------------------------------
                                                                                                          For the Period
                                                                                                         from December 4,
                                                                                                             2000* to
                                                                 For the Year Ended December 31,            December 31,
                                                               2003           2002           2001              2000
                                                             --------       --------       --------      -----------------
Net Asset Value, beginning of period ...................     $  21.92       $  22.91       $  25.09         $  25.00
Income from investment operations:
 Net investment income .................................         0.54           0.64           0.96             0.16
 Net realized and unrealized gain (loss)
  on investments .......................................         1.64          (0.96)         (0.32)            0.21
                                                             --------       --------       --------         --------
Total from investment operations .......................         2.18          (0.32)          0.64             0.37
                                                             --------       --------       --------         --------
Less distributions:
 From net investment income ............................        (0.57)         (0.61)         (1.47)           (0.15)
 From net realized gains ...............................           --          (0.06)         (0.85)           (0.13)
 In excess of net realized gain on investments .........           --             --          (0.37)              --
 Return of capital .....................................           --             --          (0.13)              --
                                                             --------       --------       --------         --------
Total distributions ....................................        (0.57)         (0.67)         (2.82)           (0.28)
                                                             --------       --------       --------         --------
Net Asset Value, end of period .........................     $  23.53       $  21.92       $  22.91         $  25.09
                                                             ========       ========       ========         ========
Total return ...........................................         9.93%         (1.38)%         2.81%            1.48%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................     $202,264       $159,497       $137,029         $101,093
Ratios to average net assets:
 Ratio of expenses to average net assets ...............         0.16%          0.16%          0.18%            0.13%+
 Ratio of net investment income to average
  net assets ...........................................         2.60%          3.06%          3.76%            8.95%+
Portfolio turnover .....................................           10%            10%            14%               2%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.
92

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                  Model Portfolio
                                                                                Conservative Growth
                                                             -------------------------------------------------------------
                                                                                                          For the Period
                                                                                                         from December 4,
                                                                                                             2000* to
                                                                For the Year Ended December 31,            December 31,
                                                               2003           2002           2001              2000
                                                             --------       --------       --------      -----------------
Net Asset Value, beginning of period ...................     $  19.54       $  21.52       $  24.81         $  25.00
Income from investment operations:
 Net investment income .................................         0.43           0.53           0.83             0.14
 Net realized and unrealized gain (loss)
  on investments .......................................         2.42          (1.96)         (0.95)            0.33
                                                             --------       --------       --------         --------
Total from investment operations .......................         2.85          (1.43)         (0.12)            0.47
                                                             --------       --------       --------         --------
Less distributions:
 From net investment income ............................        (0.44)         (0.55)         (1.27)           (0.14)
 From net realized gains ...............................           --             --          (1.17)           (0.52)
 In excess of net realized gain on investments .........           --             --          (0.53)              --
 Return of capital .....................................           --             --          (0.20)              --
                                                             --------       --------       --------         --------
Total distributions ....................................        (0.44)         (0.55)         (3.17)           (0.66)
                                                             --------       --------       --------         --------
Net Asset Value, end of period .........................     $  21.95       $  19.54       $  21.52         $  24.81
                                                             ========       ========       ========         ========
Total return ...........................................        14.64%         (6.66)%         0.09%            1.89%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................     $376,001       $280,787       $280,813         $236,682
Ratios to average net assets:
 Ratio of expenses to average net assets ...............         0.15%          0.15%          0.15%            0.12%+
 Ratio of net investment income to average
  net assets ...........................................         2.29%          2.64%          3.17%            8.26%+
Portfolio turnover .....................................            8%            12%            15%               1%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                  Model Portfolio
                                                                                 Traditional Growth
                                                             ------------------------------------------------------------
                                                                                                          For the Period
                                                                                                         from December 4,
                                                                                                             2000* to
                                                                For the Year Ended December 31,            December 31,
                                                               2003           2002           2001              2000
                                                             --------       --------       --------      ----------------
Net Asset Value, beginning of period ...................     $  17.19       $  20.06       $  24.64         $  25.00
Income from investment operations:
 Net investment income .................................         0.29           0.34           0.57             0.14
 Net realized and unrealized gain (loss)
  on investments .......................................         3.27          (2.88)         (1.69)            0.47
                                                             --------       --------       --------         --------
Total from investment operations .......................         3.56          (2.54)         (1.12)            0.61
                                                             --------       --------       --------         --------
Less distributions:
 From net investment income ............................        (0.30)         (0.33)         (0.92)           (0.14)
 From net realized gains ...............................           --             --          (1.78)           (0.83)
 In excess of net realized gain on investments .........           --             --          (0.62)              --
 Return of capital .....................................           --             --          (0.14)              --
                                                             --------       --------       --------         --------
Total distributions ....................................        (0.30)         (0.33)         (3.46)           (0.97)
                                                             --------       --------       --------         --------
Net Asset Value, end of period .........................     $  20.45       $  17.19       $  20.06         $  24.64
                                                             ========       ========       ========         ========
Total return ...........................................        20.68%        (12.64)%        (3.62)%           2.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................     $795,581       $566,555       $571,357         $489,791
Ratios to average net assets:
 Ratio of expenses to average net assets ...............         0.15%          0.14%          0.15%            0.11%+
 Ratio of net investment income to average
  net assets ...........................................         1.73%          1.94%          2.20%            8.22%+
Portfolio turnover .....................................            9%            11%            13%               0%++**

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than 1%


                       See Notes to Financial Statements.
94

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                     Model Portfolio
                                                                                    Long-Term Growth
                                                              ----------------------------------------------------------------
                                                                                                               For the Period
                                                                                                              from December 4,
                                                                                                                  2000* to
                                                                   For the Year Ended December 31,              December 31,
                                                                2003              2002           2001              2000
                                                              --------          --------       --------      -----------------
Net Asset Value, beginning of period ...................      $  15.48          $  19.16       $  24.53        $  25.00
Income from investment operations:
 Net investment income .................................          0.20              0.22           0.36            0.15
 Net realized and unrealized gain (loss)
  on investments .......................................          4.01             (3.67)         (2.39)           0.66
                                                              --------          --------       --------        --------
Total from investment operations .......................          4.21             (3.45)         (2.03)           0.81
                                                              --------          --------       --------        --------
Less distributions:
 From net investment income ............................         (0.21)            (0.22)         (0.62)          (0.15)
 From net realized gains ...............................         (0.00)***         (0.01)         (2.11)          (1.13)
 In excess of net realized gain on investments .........            --                --          (0.59)             --
 Return of capital .....................................            --                --          (0.02)             --
                                                              --------          --------       --------        --------
Total distributions ....................................         (0.21)            (0.23)         (3.34)          (1.28)
                                                              --------          --------       --------        --------
Net Asset Value, end of period .........................      $  19.48          $  15.48       $  19.16        $  24.53
                                                              =========         ========       ========        ========
Total return ...........................................         27.21%           (18.01)%        (7.15)%          3.23%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................      $820,777          $528,710       $533,348        $467,522
Ratios to average net assets:
 Ratio of expenses to average net assets ...............          0.14%             0.14%          0.15%           0.11%+
 Ratio of net investment income to average
  net assets ...........................................          1.33%             1.40%          1.40%           8.05%+
Portfolio turnover .....................................             4%                9%            10%              0%++**

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
 ** Rounds to less than 1%
*** Rounds to less than $0.01


                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                              Financial Highlights
               (For a share outstanding throughout each period)

                                                                                    Model Portfolio
                                                                                   All-Equity Growth
                                                           -----------------------------------------------------------------
                                                                                                             For the Period
                                                                                                            from December 4,
                                                                                                                2000* to
                                                                  For the Year Ended December 31,             December 31,
                                                                2003              2002           2001              2000
                                                              --------           -------       -------      ----------------
Net Asset Value, beginning of period ...................      $  14.68           $ 19.41       $ 24.27         $ 25.00
Income from investment operations:
 Net investment income .................................          0.07              0.06          0.13            0.16
 Net realized and unrealized gain (loss)
  on investments .......................................          4.81             (4.73)        (3.05)           0.72
                                                              --------           -------       -------         -------
Total from investment operations .......................          4.88             (4.67)        (2.92)           0.88
                                                              --------           -------       -------         -------
Less distributions:
 From net investment income ............................         (0.07)            (0.06)        (0.42)          (0.16)
 From net realized gains ...............................            --                --         (1.02)          (1.45)
 In excess of net realized gain on investments .........            --                --         (0.49)             --
 Return of capital .....................................         (0.00)**             --         (0.01)             --
                                                              --------           -------       -------         -------
Total distributions ....................................         (0.07)            (0.06)        (1.94)          (1.61)
                                                              --------           -------       -------         -------
Net Asset Value, end of period .........................      $  19.49           $ 14.68       $ 19.41         $ 24.27
                                                              ========           =======       =======         =======
Total return ...........................................         33.26%           (24.07)%      (11.13)%          3.53%++
Ratios/Supplemental data:
 Net assets, end of period (000) .......................      $128,145           $54,779       $37,812         $11,697
Ratios to average net assets:
 Ratio of expenses to average net assets ...............          0.17%             0.18%         0.20%           0.13%+
 Ratio of net investment income to average
  net assets ...........................................          0.59%             0.45%         0.21%           9.23%+
Portfolio turnover .....................................             3%                6%           18%              2%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01


                       See Notes to Financial Statements.
96

                              VANTAGEPOINT FUNDS

                       NOTES TO THE FINANCIAL STATEMENTS

1.   Organization

     The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 and currently consists of the following series (together, the "Funds" and each individually a "Fund"):

 The "Funds":                    The "Index Funds":             The "Model Portfolio Funds":
 Money Market Fund               Core Bond Index Fund           Savings Oriented Fund
 Income Preservation Fund        500 Stock Index Fund           Conservative Growth Fund
 US Government Securities Fund   Broad Market Index Fund        Traditional Growth Fund
 Asset Allocation Fund           Mid/Small Company Index Fund   Long-Term Growth Fund
 Equity Income Fund              Overseas Equity Index Fund     All-Equity Growth Fund
 Growth & Income Fund
 Growth Fund
 Aggressive Opportunities Fund
 International Fund

     The Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund, and the Model Portfolio All-Equity Growth Fund commenced operations on December 4, 2000 by acquiring all of the assets of certain funds of the VantageTrust. The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds. The Income Preservation Fund commenced operations on December 4, 2000.

     The Funds and Model Portfolio Funds each offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. All shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily net assets of each class. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

   Index Fund Structure

     Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. Barclays Global Fund Advisors (BGFA) is the investment adviser of the Master Portfolios. The Index Funds invest in the following Master Portfolios:

   Index Fund             Invests in      Master Portfolio      Ownership Interest
   -------------------   ------------   ---------------------   -------------------
   Core Bond             ---------->    Bond Index                     89.41%
   500 Stock             ---------->    S&P 500 Index                   8.72%
   Broad Market          ---------->    U.S. Equity Index             100.00%
   Mid/Small Company     ---------->    Extended Index                 47.53%
   Overseas Equity       ---------->    International Index            52.88%

     The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

                              VANTAGEPOINT FUNDS

   Model Portfolio Fund Structure

     The Model Portfolio Funds ("MPF") invest entirely in other Vantagepoint Funds. The underlying funds of each MPF and the target percentage investment in each underlying fund during the period covered by this report are shown below:

     The Model Portfolio Funds Allocation to Underlying Funds:

 Model Portfolio Fund          Invests    In Underlying Vantagepoint Fund
 --------------------------   ---------   --------------------------------
 Savings Oriented Fund           65%      Income Preservation Fund
                                 10%      US Government Securities Fund
                                 10%      Equity Income Fund
                                 10%      Growth & Income Fund
                                  5%      International Fund

 Conservative Growth Fund        50%      Income Preservation Fund
                                 10%      Core Bond Index Fund
                                 10%      Equity Income Fund
                                 10%      Growth & Income Fund
                                 10%      Growth Fund
                                  5%      International Fund
                                  5%      Aggressive Opportunities Fund

 Traditional Growth Fund         30%      Income Preservation Fund
                                 15%      Growth & Income Fund
                                 15%      Growth Fund
                                 10%      Core Bond Index Fund
                                 10%      Equity Income Fund
                                 10%      Aggressive Opportunities Fund
                                 10%      International Fund

 Long-Term Growth Fund           20%      Core Bond Index Fund
                                 20%      Growth & Income Fund
                                 20%      Growth Fund
                                 15%      Aggressive Opportunities Fund
                                 10%      Equity Income Fund
                                 10%      International Fund
                                  5%      Overseas Equity Index Fund

 All-Equity Growth Fund          25%      Growth Fund
                                 20%      Growth & Income Fund
                                 20%      Aggressive Opportunities Fund
                                 20%      International Fund
                                 15%      Equity Income Fund

     Since the Model Portfolio Funds invest entirely in other Vantagepoint Funds, investment income is composed of dividend distributions from the underlying funds, unrealized appreciation/ depreciation on investments in the underlying funds and realized gain/loss from sales of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing.

                              VANTAGEPOINT FUNDS

2.   Significant Accounting Policies

     The Company consistently follows the following significant accounting policies in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

   Investment Policy and Security Valuation

     The equity securities held by each Fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at cost. Prices for other fixed income securities normally are obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

     The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects the value of that Index Fund's interest in the net assets of that Master Portfolio. See the table in Note 1 under "Index Fund Structure" for each Index Fund's Ownership Interest in the Master Portfolio. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

     The Model Portfolio Funds invest in certain other Vantagepoint Funds ("underlying funds") rather than investing directly in a portfolio of securities. Each Model Portfolio Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. Shares of underlying funds are valued at their net asset value as reported on each business day.

     The Money Market Fund invests all of its assets in the AIM Liquid Assets Portfolio Institutional Class. The AIM Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     The Income Preservation Fund seeks a high level of current income consistent with preserving principal and seeking to maintain a stable net asset value per share by investing primarily in high-quality short- and intermediate-term debt securities, and entering into wrapper agreements. The wrapper agreements are nontransferable but provide for benefit responsive withdrawals by shareholders at the contract value in accordance with the provisions of the plan. Wrapper agreements are reported at their estimated fair value as determined by the Board of Directors. In determining fair value, the Company primarily considers such factors as the benefit responsiveness of the investment contract and the ability of the parties to the wrapper agreement to perform in accordance with the terms of the agreement. Generally, fair value approximates contract value (contributions plus interest accrued at the contract rate, less withdrawals and fees). If, however, an event has occurred that may impair the ability of the contract issuer to perform in

                              VANTAGEPOINT FUNDS
accordance with the contract terms, fair value may be less than contract value. The fair value of investment contracts that are not benefit-responsive (none as of the reporting dates) is determined by or under the supervision of the Company, generally by discounting the related cash flows based on current yields of similar instruments with comparable durations.

   When Issued Securities

     When-issued securities, or TBA's, held by the Fund are fully collateralized by other securities. Such collateral is in possession of the Fund's custodian. The collateral is evaluated daily to ensure that its market value equals the current market value of the when-issued securities and is noted in the Schedule of Investments.

   Foreign Currency

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

   Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

   Dividends and Distributions to Shareholders

     Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index Fund and US Government Securities Fund. Dividends from net investment income are declared and paid monthly to shareholders of the Money Market Fund and Income Preservation Fund. Dividends from net investment income are declared and paid annually to shareholders of the remaining Funds, Index Funds and Model Portfolio Funds. Distributions from any net realized capital gains are generally declared and paid to shareholders annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, and differing characterization of distributions made by each Fund as a whole. The following reclassifications were made in the financial statements to present each Fund's components of its net asset accounts on a tax basis. Net investment income per share calculations in the Financial Highlights were not affected by these reclassifications.

   Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current

                              VANTAGEPOINT FUNDS
year. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                                                          Undistributed         Accumulated net realized
                                Paid-in capital       Net investment income           Gain/(Loss)
                              Increase/(Decrease)      Increase/(Decrease)        Increase/(Decrease)
                             ---------------------   -----------------------   -------------------------
Income Preservation             $   (604,553)            $   (27,474)                $    632,027
US Government Securities             (32,125)                538,997                     (506,872)
Asset Allocation                       1,037                 (24,451)                      23,414
Equity Income                             --                (122,741)                     122,741
Growth & Income                          (49)                 81,960                      (81,911)
Growth                              (383,784)                733,191                     (349,407)
Aggressive Opportunities         (22,706,368)             14,611,869                    8,094,499
International                     (3,427,874)                944,121                    2,483,753
Core Bond Index                        5,017               4,482,408                   (4,487,425)
500 Stock Index                    2,331,654                 (11,552)                  (2,320,102)
Broad Market Index                 3,269,136                 (44,919)                  (3,224,217)
Mid/Small Company Index                7,983                 (34,491)                      26,508
Overseas Equity Index              1,345,412                  70,344                   (1,415,756)
Savings Oriented                      (8,514)                114,841                     (106,327)
Conservative Growth                        1                  76,016                      (76,017)
Traditional Growth                  (526,407)                160,540                      365,867
Long-Term Growth                    (986,100)                331,527                      654,573
All-Equity Growth                        (18)                     18                           --

   Federal Income Taxes

     Each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

     At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                               Undistributed       Undistributed     Total Distributable
Fund                          Ordinary Income     Long-Term Gain          Earnings
--------------------------   -----------------   ----------------   --------------------
US Government Securities         $       --         $  501,775           $  501,775
Asset Allocation                    807,116          2,907,539            3,714,655
Equity Income                       198,228                 --              198,228
Growth & Income                     462,473                 --              462,473
Core Bond Index                          --                839                  839
500 Stock Index                         375                 --                  375
Broad Market Index                5,269,052                 --            5,269,052
Mid/Small Company Index             457,727                 --              457,727
Overseas Equity Index                56,889                 --               56,889
Savings Oriented                    454,848                 --              454,848
Conservative Growth                   1,771                 --                1,771
Traditional Growth                  709,569                 --              709,569
Long-Term Growth                     57,356             16,683               74,039

                              VANTAGEPOINT FUNDS

     The tax character of distributions paid during 2003 were as follows:

                              Distributions Paid     Distributions Paid
                                 from Ordinary         from Long-Term            Total
Fund                                Income             Capital Gains         Distributions
--------------------------   --------------------   -------------------     --------------
Money Market                      $   718,627            $       --          $   718,627
Income Preservation                15,732,511             2,381,943           18,114,454
US Government Securities            7,528,785               513,264            8,042,049
Asset Allocation                   18,592,974                    --           18,592,974
Equity Income                       8,027,003                    --            8,027,003
Growth & Income                     5,357,715                    --            5,357,715
Growth                                 11,356                    --               11,356
Aggressive Opportunities              117,905                    --              117,905
International                       4,534,410                    --            4,534,410
Core Bond Index                    28,193,650             2,486,577           30,680,227
500 Stock Index                     3,617,605                    --            3,617,605
Broad Market Index                  5,410,019                    --            5,410,019
Mid/Small Company Index               562,869                    --              562,869
Overseas Equity Index               1,030,449                    --            1,030,449
Savings Oriented                    4,742,773                    --            4,742,773
Conservative Growth                 7,341,813                    --            7,341,813
Traditional Growth                 11,300,929                    --           11,300,929
Long-Term Growth                    8,786,488                39,436            8,825,924
All-Equity Growth                     478,278                    --              478,278

     At December 31, 2003, Aggressive Opportunities, 500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index had net capital loss carryforwards of $2,733,392, $4,424,869, $6,592,204, $3,459,010 and
$177,974, respectively, that expire in the year 2009. Equity Income, Growth & Income, Growth, Aggressive Opportunities, International, 500 Stock Index, Broad Market Index, Mid/Small Company Index, Overseas Equity Index, Savings Oriented, Conservative Growth, Traditional Growth and All-Equity Growth had net capital loss carryforwards of $14,422,337, $31,506,872, $753,017,056, $387,802,547,
$79,543,159, $17,630,282, $31,534,108, $3,682,589, $3,812,746, $979,850,
$220,902, $806,403 and $359,640, respectively, that expire in the year 2010. In addition, Equity Income, Growth & Income, Growth, International, 500 Stock Index, Broad Market Index, Mid/Small Company Index, Overseas Equity Index, Savings Oriented, Conservative Growth, Traditional Growth and All-Equity Growth had net capital loss carryforwards of $15,405,555, $32,045,824, $81,022,488,
$9,995,661, $3,056,924, $7,434,497, $2,371,349, $807,785, $2,603,132,
$4,470,715, $7,782,947 and $159,745, respectively, that expire in the year 2011.

     Equity Income, Growth & Income, Broad Market Index, Mid/Small Company Index, Overseas Equity Index and Savings Oriented incurred and elected to defer post-October 31 net capital losses of $1,008,156, $54,067, $171,799, $219,373,
$107,887 and $38,059, respectively, to the year ended December 31, 2004. In addition, Growth, Aggressive Opportunities and International incurred and elected to defer post-October 31 net currency losses of $33,222, $12,226,533 and $235,731, respectively, to the year ended December 31, 2004.

                              VANTAGEPOINT FUNDS

   Futures Contracts

     The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of December 31, 2003, the following Funds had open futures contracts:

   Income Preservation Fund

                                                   Underlying         Net
                                                  Face Amount      Unrealized
                              Expiration Date       at Value      Appreciation
                             -----------------   -------------   -------------
376 CBT U.S. 10 Year
 Treasury Note Contracts     March 2004          $42,211,875        $426,766
112 CBT U.S. 5 Year
 Treasury Note Contracts     March 2004          $12,502,000        $ 83,969
37 CME 90 Day
 Eurodollar Contracts        March 2004          $ 9,136,688        $ 61,050
13 CME 90 Day
 Eurodollar Contracts        December 2004       $ 3,179,800        $ 16,250
57 CME 90 Day
 Eurodollar Contracts        December 2005       $13,728,450        $ 67,331
                                                                    --------
                                 Total Unrealized Appreciation      $655,366
                                                                    ========

   Asset Allocation Fund

                                                   Underlying         Net
                                                  Face Amount      Unrealized
                              Expiration Date       at Value      Appreciation
                             -----------------   -------------   -------------
278 CBT U.S. Long Bond
 Treasury Bond Contracts     March 2004          $30,388,875       $   15,944
3 CME E-MINI S&P 500
 Index Contracts             March 2004          $   166,590       $    5,940
195 CME S&P 500
 Index Contracts             March 2004          $54,141,750       $2,300,040
                                                                   ----------
                             Total Unrealized Appreciation         $2,321,924
                                                                   ==========

                              VANTAGEPOINT FUNDS

   Forward Foreign Currency Exchange Contracts

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of December 31, 2003, the Funds had the following open forward foreign currency exchange contracts outstanding:

   Growth Fund

                      Exchange       Foreign Currency       U.S. Dollar Value    Net Unrealized
Currency                Date      Cost/Proceeds (U.S.$)   at December 31, 2003    Gain/(Loss)
------------------- ------------ ----------------------- ---------------------- ---------------
Purchase Contracts
Euro                01/02/2004         $347,865                 $350,808             $ 2,943
                    01/05/2004          300,615                  301,249                 634
                    01/06/2004          267,329                  265,788              (1,541)
                                                                                     -------
                                 Net Unrealized Gain on Purchase Contracts           $ 2,036
                                 Net Unrealized Gain on Forward
                                  Foreign Currency Contracts                         $ 2,036
                                                                                     =======

                              VANTAGEPOINT FUNDS

   Aggressive Opportunities Fund

                           Exchange       Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                     Date      Cost/Proceeds (U.S.$)   at December 31, 2003     Gain/(Loss)
------------------------ ------------ ----------------------- ---------------------- -----------------
Purchase Contracts
Australian Dollar        01/02/2004        $    15,947                $    16,040      $         93
                         01/05/2004              6,584                      6,572               (12)
                         03/05/2004          2,135,179                  2,224,473            89,294
British Pound Sterling   03/05/2004          6,642,754                  6,882,085           239,331
                         08/01/2005          3,549,667                  4,094,825           545,158
Canadian Dollar          01/02/2004             92,481                     93,432               951
                         01/05/2004             34,631                     34,372              (259)
Danish Krone             03/05/2004            124,680                    130,639             5,959
Euro                     01/02/2004             40,306                     40,459               153
                         01/05/2004             37,292                     37,078              (214)
                         03/05/2004          4,884,621                  4,959,968            75,347
                         08/01/2005          6,038,705                  7,837,075         1,798,370
Japanese Yen             01/06/2004             33,752                     33,658               (94)
                         08/01/2005          3,318,942                  3,490,768           171,826
New Zealand Dollar       08/01/2005            406,144                    467,370            61,226
Swedish Krona            03/05/2004          1,419,216                  1,481,559            62,343
Swiss Franc              08/02/2005            897,171                  1,064,823           167,652
                                                                                       ------------
                                           Net Unrealized Gain on Purchase Contracts   $  3,217,124
Sale Contracts
Australian Dollar        03/05/2004        $ 2,612,412                $ 2,671,166      $    (58,754)
                         08/02/2005          4,031,960                  5,598,628        (1,566,668)
British Pound Sterling   08/01/2005         17,432,460                 20,024,849        (2,592,389)
Canadian Dollar          03/05/2004            953,804                    959,705            (5,901)
                         03/26/2004          3,599,997                  3,850,839          (250,842)
                         06/25/2004         11,827,653                 12,531,001          (703,348)
Danish Krone             08/01/2005          2,005,175                  2,588,663          (583,488)
Euro                     01/02/2004             44,022                     44,656              (634)
                         01/05/2004             35,822                     35,955              (133)
                         01/06/2004              3,724                      3,703                21
                         03/05/2004         17,954,375                 18,839,342          (884,967)
                         06/25/2004         15,108,800                 16,648,693        (1,539,893)
                         08/01/2005         28,613,280                 36,726,564        (8,113,284)
Japanese Yen             01/05/2004            854,303                    855,339            (1,036)
                         01/07/2004             40,511                     40,471                40
                         03/05/2004         25,702,055                 26,114,226          (412,171)
                         03/26/2004          6,354,743                  6,953,350          (598,607)
                         06/25/2004         70,021,701                 75,416,969        (5,395,268)
                         08/01/2005         34,026,829                 35,035,448        (1,008,619)
New Zealand Dollar       03/05/2004          2,374,370                  2,418,669           (44,299)
                         08/01/2005            324,216                    467,370          (143,154)
Republic of Korea Won    03/05/2004          7,260,443                  7,346,848           (86,405)
Singapore Dollar         03/05/2004          5,141,545                  5,211,812           (70,267)
Swedish Krona            01/02/2004             25,777                     26,276              (499)
                         08/01/2005          3,491,968                  4,759,432        (1,267,464)
Swiss Franc              03/05/2004          8,446,258                  8,634,281          (188,023)
                         08/02/2005            914,004                  1,064,823          (150,819)
                                                                                       ------------
                                           Net Unrealized Loss on Sale Contracts       $(25,666,871)
                                           Net Unrealized Loss on Forward
                                            Foreign Currency Contracts                 $(22,449,747)
                                                                                       ============

                              VANTAGEPOINT FUNDS

   International Fund

                           Exchange       Foreign Currency       U.S. Dollar Value    Net Unrealized
Currency                     Date      Cost/Proceeds (U.S.$)   at December 31, 2003    Gain/(Loss)
------------------------ ------------ ----------------------- ---------------------- ---------------
Purchase Contracts
Australian Dollar        01/02/2004         $   21,018              $   21,095         $      77
                         01/05/2004             23,964                  23,900               (64)
British Pound Sterling   01/05/2004            334,696                 332,419            (2,277)
                         05/12/2004          1,312,476               1,404,954            92,478
Canadian Dollar          01/20/2004          1,119,236               1,148,365            29,129
Czech Republic Koruna    01/05/2004             21,471                  21,737               266
Danish Krone             01/02/2004            244,761                 248,086             3,325
Euro                     01/02/2004            223,768                 225,251             1,483
                         01/05/2004             84,240                  83,756              (484)
                         01/05/2004             39,287                  39,361                74
                         01/06/2004            390,330                 391,049               719
Hong Kong Dollar         01/05/2004             30,032                  30,034                 2
Japanese Yen             01/05/2004             80,293                  80,160              (133)
                         01/06/2004             80,756                  80,540              (216)
                         01/07/2004            156,109                 155,885              (224)
                         05/26/2004          2,239,943               2,278,746            38,803
Norwegian Krone          01/02/2004             21,416                  21,693               277
                         01/05/2004              7,696                   7,773                77
                         01/06/2004             59,657                  59,932               275
Swedish Krona            01/02/2004            338,084                 340,853             2,769
                         01/05/2004             64,733                  65,277               544
                         01/07/2004             61,516                  61,850               334
Swiss Franc              01/05/2004             86,812                  87,034               222
                         01/06/2004              5,256                   5,220               (36)
                         01/06/2004            213,419                 213,870               451
                         01/30/2004            861,206                 974,798           113,592
                                                                                       ---------
                                           Net Unrealized Gain on Purchase Contracts   $ 281,463
Sale Contracts
Australian Dollar        01/08/2004         $   20,321              $   20,378         $     (57)
Canadian Dollar          01/05/2004              1,611                   1,618                (7)
Euro                     01/02/2004              6,797                   6,806                (9)
                         01/05/2004             44,419                  44,164               255
                         01/06/2004             18,764                  18,819               (55)
Hong Kong Dollar         01/02/2004            173,931                 173,932                (1)
Japanese Yen             01/20/2004          1,119,236               1,134,118           (14,882)
                         03/04/2004            633,000                 683,827           (50,827)
Mexican Peso             01/02/2004             12,753                  12,746                 7
New Zealand Dollar       01/05/2004             39,610                  39,827              (217)
Swiss Franc              01/30/2004            898,000                 974,798           (76,798)
                         05/12/2004          1,312,476               1,447,664          (135,188)
                         05/26/2004          2,239,943               2,352,402          (112,459)
                                                                                       -----------
                                      Net Unrealized Loss on Sale Contracts            $(390,238)
                                      Net Unrealized Loss on Forward
                                       Foreign Currency Contracts                      $(108,775)
                                                                                       ===========

                              VANTAGEPOINT FUNDS

   Option Contracts

     The Income Preservation Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International Fund and Aggressive Opportunities Fund may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased upon exercise.

     Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with options contracts other than the premium paid or received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Written option activity for the year ended December 31, 2003, was as follows:

                                                 Call Options                         Put Options
                                       ---------------------------------   ---------------------------------
Income Preservation Fund                   Contracts          Premium          Contracts          Premium
------------------------------------   ----------------   --------------   ----------------   --------------
Beginning balance as of 01/01/2003                  0       $       --                  0         $      --
                                          -----------       ----------        -----------         ---------
Contracts written                          10,000,645       $  620,413         10,000,101         $ 178,246
Contracts closed                          (10,000,277)      $ (338,637)       (10,000,101)        $(178,246)
Contracts expired                                   0       $       --                  0         $      --
                                          -----------       ----------        -----------         ---------
Ending balance as of 12/31/2003                   368       $  281,776                 --         $      --
                                          ===========       ==========        ===========         =========

     At December 31, 2003, the following written options were open and outstanding:



                                           Number           Exercise        Expiration
Income Preservation                     of Contracts          Price            Date              Value
--------------------------------       --------------     ------------     ------------       -----------
CBT U.S. 10 Year Treasury Note            368               $ 114.00          02/21/2004          $301,797
                                                                                                  --------
                                                                                                  $301,797
                                                                                                  ========

   Swap Agreements

     The Income Preservation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates

                              VANTAGEPOINT FUNDS
and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At December 31, 2003, the Fund had the following open swap agreement:

                                                                                    Net Unrealized
                   Expiration                                                        Appreciation
 Notional Amount      Date                         Description                      (Depreciation)
----------------- ------------ --------------------------------------------------- ---------------
16,200,000 USD     6/16/2009   Agreement with Goldman Sachs Capital Markets L.P.   $(31,882)
                               dated 12/10/2003 to pay the notional amount
                               multiplied by 4.00% and to receive the notional
                               amount multiplied by the 3 month U.S. Dollars --
                               London Interbank Offered Rate -- British Bankers
                               Association (USD-LIBOR-BBA) adjusted for
                               compounding.

   Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's schedule of investments. The Funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the fund's adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 2003 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the Funds' realization of collateral might be delayed, or the Funds may incur a cost or possible losses of principal and income in selling the collateral.

   Wrapper Agreements

     The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's NAV at a stable share price. These agreements generally offset daily market value fluctuations for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Risks also include potential change in regulatory guidelines for wrapper agreements. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of December 31, 2003, the Fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and the current contractual fee related to both these agreements is 0.13% of the average net assets assigned to each contract of the Fund.

3.   Agreements and Other Transactions with Affiliates

     Vantagepoint Investment Advisers LLC ("VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("ICMA-RC"), provides investment advisory services to each of the Funds,

                              VANTAGEPOINT FUNDS

Index Funds and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and Model Portfolio Fund and 0.05% of the average daily net assets of Class I and Class II for the Index Funds. VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the Funds other than the Money Market Fund, the Index Funds and Model Portfolio Funds. Each Subadviser is paid a fee by the Funds during the year based on average net assets under management. The fee structure for many of the subadvisers provides for a range of fees so that as average net assets of a Fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. The specifics of each subadviser's fee are presented in greater detail in the Funds' prospectus and statement of additional information. Presented below are the paid subadviser fees by the Funds as an annual percentage of average net assets for the year ended December 31, 2003:

                                                                                  Fee as a
                                                                                Percentage of
                                                                                Average Daily
Fund                         Subadviser                                          Net Assets
--------------------------   -----------------------------------------------   --------------
Income Preservation          Payden & Rygel                                          0.09%
                             Pacific Investment Management Company, LLC***           0.25%
                             Wellington Management Company, LLP                      0.21%
US Government Securities     Mellon Capital Management Corporation                   0.05%
                             Seix Investment Advisors                                0.09%
Asset Allocation             Mellon Capital Management Corporation                   0.24%
Equity Income                Barrow, Hanley, Mewhinney & Strauss, Inc.               0.29%
                             T. Rowe Price Associates, Inc.                          0.40%
                             Southeastern Asset Management, Inc.                     0.56%
Growth & Income              Capital Guardian Trust Company**                        0.26%
                             T. Rowe Price Associates, Inc.                          0.38%
                             Wellington Management Company, LLP                      0.30%
Growth                       Barclays Global Fund Advisors                           0.02%
                             Brown Capital Management, Inc.                          0.30%
                             Fidelity Management & Research Company                  0.61%
                             Peregrine Capital Management                            0.41%
                             Tukman Capital Management, Inc.***                      0.50%
Aggressive Opportunities     Southeastern Asset Management, Inc.                     0.80%
                             T. Rowe Price Associates, Inc.                          0.57%
                             Wellington Management Company, LLP                      0.69%
International                Artisan Partners Limited Partnership***                 0.70%
                             Capital Guardian Trust Company*                         0.45%

-----------
  * Minimum fee of $167,500 per year.
 ** Minimum fee of $337,000 per year.
*** Fee is applicable for all Fund assets managed by Subadviser.

                              VANTAGEPOINT FUNDS

     Vantagepoint Transfer Agents, LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds, Index Funds and the Model Portfolio Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.20% for investor services and 0.15% for fund services. For Class I Shares of the Index Funds, VTA receives 0.15% for investor services and 0.15% for fund services. For Class II Shares of the Index Funds, VTA receives 0.05% for investor services and 0.05% for fund services.

     Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds, Index Funds and Model Portfolio Funds.

   Expenses

     The Money Market Fund and the Model Portfolio Funds will incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Money Market Fund and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Money Market Fund and the Model Portfolio Funds will vary.

     A transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA and VantageCare Retirement Health Savings Plan investors. This fee will be applied only during periods beginning when the current yield of Money Market Funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by 0.25%. For Vantagepoint Elite investors, a redemption fee of $50 and an exchange fee of $8 will be charged on the redemption or exchange of shares from any of the Funds, except the Money Market Fund, held for less than one year. Exchanges from the Money Market Fund to any other Fund may be made without incurring the exchange fee. Redemptions of shares of the Money Market Fund held less than one year by Vantagepoint Elite investors will be subject to a $30 redemption fee.

   Fee Waiver

     From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

4.   Investment Portfolio Transactions

     Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the year ended December 31, 2003 are as follows:

                                          Income        US Government         Asset
Aggregate Purchases and Sales of:      Preservation       Securities        Allocation       Equity Income
-----------------------------------   --------------   ---------------   ---------------    --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................    $648,850,191      $262,512,464      $199,229,116      $         --
Sales proceeds ....................     845,512,211       245,197,879        83,165,106                --
OTHER SECURITIES:
Purchases at cost .................    $481,031,416      $         --      $  8,699,017      $134,056,111
Sales proceeds ....................     105,570,065                --        11,239,871        79,043,489

                              VANTAGEPOINT FUNDS

                                           Growth &                                 Aggressive
Aggregate Purchases and Sales of:           Income               Growth            Opportunities        International
-----------------------------------   -----------------   -------------------   -------------------   ----------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $         --       $           --          $         --        $         --
Sales proceeds ....................                --                   --                    --                  --
OTHER SECURITIES:
Purchases at cost .................      $207,888,274       $1,293,547,796          $582,544,963        $205,588,110
Sales proceeds ....................       128,772,431        1,045,172,770           520,814,108         117,869,049

                                           Savings            Conservative         Traditional             Long-Term
Aggregate Purchases and Sales of:         Oriented                Growth              Growth                 Growth
------------------------------------    ------------        -------------          ------------         ------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $         --       $           --          $         --        $         --
Sales proceeds ....................                --                   --                    --                  --
OTHER SECURITIES:
Purchases at cost .................      $ 47,914,374       $   83,763,174          $176,219,532        $165,429,263
Sales proceeds ....................        17,540,083           25,215,478            58,662,240          23,575,133

                                         All-Equity
Aggregate Purchases and Sales of:          Growth
------------------------------------    ------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $         --
Sales proceeds ....................                --
OTHER SECURITIES:
Purchases at cost .................      $ 51,067,242
Sales proceeds ....................         2,711,573

5.  Tax Basis Unrealized Appreciation/(Depreciation)

     At December 31, 2003, net unrealized appreciation (depreciation) on securities investments was as follows:

                                                                                     Tax Basis
                                  Federal            Gross            Gross        Net Unrealized
                                Income Tax        Unrealized       Unrealized      Appreciation/
Fund                               Cost          Appreciation     Depreciation     (Depreciation)
----------                   ----------------   --------------   --------------   ---------------
Money Market                 $  105,662,610               --               --                 --
Income Preservation             627,871,885     $  8,258,555      $ 1,115,976       $  7,142,579
US Government Securities        234,273,204        1,902,382          177,092          1,725,290
Asset Allocation                856,952,820        6,713,968       53,380,801        (46,666,833)
Equity Income                   853,664,830      114,010,646       28,320,076         85,690,570
Growth & Income                 752,631,207      100,397,947       13,760,669         86,637,278
Growth                        2,972,673,450      352,364,053       54,778,058        297,585,995
Aggressive Opportunities        919,729,846      230,980,740        5,371,235        225,609,505
International                   437,831,117       64,515,332        7,255,084         57,260,248
Savings Oriented                201,668,516        1,948,104        1,337,258            610,846
Conservative Growth             391,608,253               --       15,583,365        (15,583,365)
Traditional Growth              839,772,395               --       44,148,799        (44,148,799)
Long-Term Growth                871,158,820               --       50,338,627        (50,338,627)
All-Equity Growth               121,647,477        6,504,988               --          6,504,988

                              VANTAGEPOINT FUNDS

6.   Portfolio Securities Loaned

     The Funds lend securities to approved brokers to earn additional income. As of December 31, 2003, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government obligations. Each Fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                                            Collateralization
   Fund                                   Securities on Loan   Collateral          %
   ---------                              ------------------ -------------- ------------------
   Income Preservation ..............     $  3,087,991        $  3,175,100        103%
   US Government Securities .........       51,088,986          52,330,437        102%
   Asset Allocation .................       57,902,508          59,825,172        103%
   Equity Income ....................      112,894,332         116,437,106        103%
   Growth & Income ..................       75,566,745          78,245,989        104%
   Growth ...........................      289,803,960         300,288,202        104%
   Aggressive Opportunities .........      177,836,445         185,772,518        104%
   International ....................       18,725,558          19,765,557        106%

7.   Transactions with Affiliated Funds

     At December 31, 2003, the Model Portfolio Funds held investments in a number of Funds. The figures presented below represent the percentage of shares outstanding in each of the underlying Funds owned by the Model Portfolio Funds:

                                    Savings     Conservative     Traditional     Long-Term     All-Equity
Underlying Fund                    Oriented        Growth           Growth         Growth        Growth
--------------------              ----------   --------------   -------------   -----------   -----------
Income Preservation                  21.04%         30.07%           38.12%            --           --
US Government Securities             10.62%            --               --             --           --
Equity Income                         2.52%          4.63%            9.75%         10.00%        2.33%
Growth & Income                       2.71%          4.98%           15.70%         21.48%        3.35%
Growth                                  --           1.31%            4.12%          5.65%        1.10%
Aggressive Opportunities                --           2.02%            8.51%         13.10%        2.72%
International                         2.20%          4.06%           17.14%         17.56%        5.46%
Core Bond Index Class I                 --           8.24%           17.37%         35.93%          --
Overseas Equity Index Class I           --             --               --          69.26%          --

                              VANTAGEPOINT FUNDS

     Additionally, at December 31, 2003, the VantageTrust, an affiliated group of common trust funds, held shares of the Funds, Index Funds and Model Portfolio Funds. The figures presented below represent the percentage of shares outstanding in each of the funds held by the VantageTrust:

                                        % Owned
                                         by the
Fund                                  VantageTrust
------------------------------------ -------------
  Money Market                            42.09%
  US Government Securities                66.09%
  Asset Allocation                        70.32%
  Equity Income                           65.09%
  Growth & Income                         64.92%
  Growth                                  68.04%
  Aggressive Opportunities                67.83%
  International                           64.50%
  Core Bond Index Class I                 87.49%
  Core Bond Index Class II                33.51%
  500 Stock Index Class I                 94.49%
  500 Stock Index Class II                25.32%
  Broad Market Index Class I              96.29%
  Broad Market Index Class II             33.55%
  Mid/Small Company Index Class I         93.52%
  Mid/Small Company Index Class II        34.54%
  Overseas Equity Index Class I           93.48%
  Overseas Equity Index Class II          28.39%
  Savings Oriented                        54.61%
  Conservative Growth                     60.01%
  Traditional Growth                      65.48%
  Long-Term Growth                        68.07%
  All-Equity Growth                       67.88%

8.   Brokerage Commissions

     Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statementof Operations.

9.   Additional Distributions

     In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Income Preservation Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund will declare a reverse stock split immediately subsequent to the distribution at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate the same net asset value of $100 per share as before the distribution.

     On December 29, 2003, the Fund declared a capital gain distribution of $0.045873 per share and a corresponding reverse stock split of $0.999541483 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

                              VANTAGEPOINT FUNDS

10.  Change in Independent Auditors

     In July 2003, Deloitte & Touche LLP resigned as independent accountant for the Funds. PricewaterhouseCoopers LLP was selected as the Funds' independent auditor. The Funds' selection of PricewaterhouseCoopers LLP as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Directors.

     The reports on the financial statements audited by Deloitte & Touche LLP for the years ended December 31, 2002 and 2001 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

11.  Subsequent Events

     On December 11, 2003, the Board of Directors of the Vantagepoint Funds approved the transfer of the Index Funds from a Master-Feeder (MIP) structure to an Adviser/Subadviser (separate accounts) arrangement. The Board also approved the termination of Barclay's Global Fund Advisors in conjunction with the new separate accounts fund structure. The new subadviser to the Index Funds will be Mellon Capital Management Corporation. This transition will occur during the first quarter of 2004.

     Additionally, VIA approved minor allocation changes to three of the Model Portfolio Funds. The Model Portfolio Conservative Growth Fund reassigned its 10% Growth Fund and 5% International Fund allocations to 8% and 7% respectively. The Model Portfolio Long-Term Growth Fund eliminated the 5% target in Overseas Equity Index Fund and reassigned its 10% Equity Income Fund and 10% International Fund targets to 13% and 12% respectively. The Model Portfolio All-Equity Growth Fund reassigned its 25% Growth Fund and 20% International Fund targets to 30% and 15% respectively. The target investment percentages for all Model Portfolio Funds are detailed in Note 1. The target investments for the affected Model Portfolio Funds before and after these reallocations are illustrated below:

                               Invests       Invests
Model Portfolio Fund          Pre 2004     Qtr 1 2004    In Underlying Vantagepoint Fund
--------------------------   ----------   ------------   --------------------------------
Conservative Growth Fund         50%           50%       Income Preservation Fund
                                 10%           10%       Core Bond Index Fund
                                 10%           10%       Equity Income Fund
                                 10%           10%       Growth & Income Fund
                                 10%            8%       Growth Fund
                                  5%            5%       Aggressive Opportunities Fund
                                  5%            7%       International Fund

Long-Term Growth Fund            20%           20%       Core Bond Index Fund
                                 20%           20%       Growth & Income Fund
                                 20%           20%       Growth Fund
                                 15%           15%       Aggressive Opportunities Fund
                                 10%           13%       Equity Income Fund
                                 10%           12%       International Fund
                                  5%            0%       Overseas Equity Index Fund

All-Equity Growth Fund           25%           30%       Growth Fund
                                 20%           20%       Growth & Income Fund
                                 20%           20%       Aggressive Opportunities Fund
                                 20%           15%       International Fund
                                 15%           15%       Equity Income Fund

                              VANTAGEPOINT FUNDS

                       Additional Information (Unaudited)

A.   Tax Disclosures

     For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2003 qualified for the dividends received deduction as follows:

  Asset Allocation                  77.49%
  Equity Income                    100.00%
  Growth & Income                  100.00%
  500 Stock Index                  100.00%
  Broad Market Index               100.00%
  Mid/Small Company Index           99.66%

     Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2003:

                                    Long Term
                              Capital Gain Dividend
                             ----------------------
  Income Preservation              $2,381,943
  US Government Securities            513,264
  Core Bond Index                   2,486,577
  Long-Term Growth                     39,436

B.   Foreign Taxes Paid

     For the year ended December 31, 2003, net foreign source income was $4,291,921 and $1,255,355 for the International and Overseas Equity Index Funds, respectively. Qualifying taxes paid to foreign countries were $848,036 and $159,965 for the International and Overseas Equity Index Funds, respectively.

C.   Sources of Income

     The following table summarizes the percentage of income received by the Vantagepoint Funds in 2003 from various obligors:

                                                                                             Other
                              U.S. Treasury                                             U.S. Government
Fund                           Obligations        GNMA          FNMA         FHLMC          Agency
-------                      ---------------   ----------   -----------   ----------   ----------------
Income Preservation                11.70%          9.64%        17.39%        7.71%           1.35%
US Government Securities           35.60%          3.18%        45.24%        8.89%           3.35%
Asset Allocation                   17.38%            --            --           --              --
Growth                              0.01%            --            --           --              --
Core Bond Index                    20.48%          5.04%        20.17%       13.12%           2.68%
500 Stock Index                     0.16%            --            --           --              --
Mid/Small Company Index             0.09%            --            --           --              --

                              VANTAGEPOINT FUNDS

D. Qualified Dividend Income

     The following are estimates of qualified dividend income received by the Funds through December 31, 2003 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

                                Qualified
  Fund                         Dividend Income
  -------                     ----------------
  Asset Allocation                 39.31
  Equity Income                    98.66
  Growth & Income                  98.64
  International                   100.00
  500 Stock Index                 100.00
  Broad Market Index              100.00
  Mid/Small Company Index          96.45
  Overseas Equity Index            96.49
  Savings Oriented                  9.41
  Conservative Growth              11.16
  Traditional Growth               21.21
  Long-Term Growth                 36.87
  All-Equity Growth                98.66

E. Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies (Release No. IC-25922, No. 33-8188, and No. 34-47304)

     In January 2003, the SEC released a final rule adopting new Rule 30b1-4 and new Form N-PX under the 1940 Act, and amending Forms N-1, N-3, and N-CSR. The final rule requires a management investment company registered under the 1940 Act to:

1. Disclose in its registration statement (and in the case of a closed-end fund, Form N-CSR) the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities.

2. File with the SEC and make available to its shareholders, either on its Web site or upon request, its record of how it voted proxies related to portfolio securities.

3. Disclose in its annual and semiannual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about proxy voting.

                              VANTAGEPOINT FUNDS

F.   Directors Table

Disinterested Directors:

                                                                                                Number of
                                                                                                Portfolios
                                                                                                 in Fund           Other
                           Position(s)     Term of Office               Principal                Complex       Directorships
      Name, Address         Held with      and Length of              Occupation(s)              Overseen         Held by
         and Age              Fund          Time Served            During Past 5 Years         by Director       Director
------------------------------------------------------------------------------------------------------------------------------------
Anthony Calhoun          Director       Elected November,   Treasurer and Deputy Chief             19              N/A
Chevy Chase, MD (56)                    1998; Term          Financial Officer--District of
                                        Expires October,    Columbia (2001 to present);
                                        2006                Deputy Executive Director &
                                                            Chief Financial Officer--
                                                            Pension Benefit Guaranty
                                                            Corp. (1993-2001)
------------------------------------------------------------------------------------------------------------------------------------
Donna Gilding            Chairman of    Elected             Chief Investment Officer--             19              N/A
San Francisco, CA (66)   the Board      November, 1998;     Progress Investment
                         and Director   Term Expires        Management Company (2001
                                        October, 2006       to present); Chief Investment
                                                            Officer--New York City
                                                            Comptroller's Office
                                                            (1993-2001)
------------------------------------------------------------------------------------------------------------------------------------
Arthur Lynch             Director       Elected             Chief Financial Officer--              19              N/A
Glendale, AZ (49)                       November, 1998;     City of Glendale, Arizona
                                        Term Expires        (1985 to present)
                                        October, 2006
------------------------------------------------------------------------------------------------------------------------------------
Eddie N. Moore, Jr.      Director       Elected             President--Virginia                    19       Director--
Chester, VA (56)                        November, 1998;     State University (1993                          Universal
                                        Term Expires        to present)                                     Corporation (2000
                                        October, 2004                                                       to present
------------------------------------------------------------------------------------------------------------------------------------
Peter Meenan             Director       Elected             President and CEO Babson-              19       Director--Eclipse
Concord, MA (62)                        December, 2001;     United, Inc., Babson-United                     Funds, Inc. (2002
                                        Term Expires        Investment Advisors (2000                       to present);
                                        October, 2004       to present); Independent                        Trustee--Eclipse
                                                            Consultant (1999-2000);                         Funds, Inc. (2002
                                                            Head of Global Funds for                        to present);
                                                            Investment Products &                           Director--New
                                                            Distribution Group--Citicorp                    York Life
                                                            (1995-1999)                                     Institutional
                                                                                                            Funds, Inc. (2002
                                                                                                            to present)
------------------------------------------------------------------------------------------------------------------------------------

                              VANTAGEPOINT FUNDS

Interested Directors:

                                                                                            Number of
                                                                                            Portfolios
                                                                                             in Fund           Other
                        Position(s)     Term of Office               Principal               Complex       Directorships
     Name, Address       Held with       and Length of             Occupation(s)             Overseen         Held by
        and Age             Fund          Time Served           During Past 5 Years        by Director       Director
---------------------- ------------- -------------------- ------------------------------- ------------- ------------------
Robin L. Wiessmann*    Director      Elected              Principal--Brown,                    19       Director--Council
Newtown, PA (50)                     November, 1998;      Wiessmann Group (2001 to                      of Lafayette
                                     Term Expires         present); Managing                            Women; Trustee--
                                     October, 2004        Director--Dain Rauscher                       Citizens Budget
                                                          (1999-2001); Founding                         Commission of
                                                          Principal and President--                     New York
                                                          Artemis Capital Group, Inc.
                                                          (1990-1998)
------------------------------------------------------------------------------------------------------------------------------------
Joan McCallen**        President     Elected              President and CEO--ICMA              19       N/A
Washington D.C. (52)                 August, 2003 and     Retirement Corporation (2003
                                     will serve until     to present); Manager and
                                     successor is         President--Vantagepoint
                                     chosen               Investment Advisers, LLC
                                                          2003 to present); President,
                                                          CEO, and Director--ICMA-RC
                                                          Services, LLC, broker-dealer
------------------------------------------------------------------------------------------------------------------------------------
John Bennett**         Acting                             Vice President/Acting Chief          19       N/A
Washington D.C. (54)   Treasurer                          Financial Officer--ICMA
                                                          Retirement Corporation
                                                          (2003 to present); Acting
                                                          Treasurer-- Vantagepoint
                                                          Investment Advisers, LLC
                                                          (2003 to present); Acting
                                                          Treasurer ICMA-RC Services,
                                                          LLC, broker-dealer
------------------------------------------------------------------------------------------------------------------------------------
Paul Gallagher**       Secretary     Elected              Senior Vice President/               19       N/A
Washington D.C. (44)                 November, 1998       Secretary and General
                                     and will serve       Counsel--ICMA Retirement
                                     until successor is   Corporation (1998 to
                                     chosen               present); Secretary--
                                                          Vantagepoint Investment
                                                          Advisers, LLC (1999 to
                                                          present); Principal/ Assistant
                                                          General Counsel--The
                                                          Vanguard Group (1985-1998)
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. Wiessmann is considered an interested director because she was a prior director of ICMA Retirement Corporation ("RC"). Vantagepoint Investment Advisers, LLC, the adviser to The Vantagepoint Funds, is a wholly- owned subsidiary of RC.
 ** Ms. McCallen, Mr. Bennett and Mr. Gallagher are the executive officers of
    The Vantagepoint Funds and are considered interested persons as defined in the Investment Company Act of 1940.

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------
Vantagepoint
Money Market Fund                          Shares          Value
----------------------------------------------------------------
MUTUAL FUNDS
----------------------------------------------------------------
Short Term Investments
  Co. Liquid Assets
  Portfolio (Cost
  $105,662,610)                       105,662,610   $105,662,610
                                                    ------------
TOTAL INVESTMENTS--99.9%
Other assets less liabilities--0.1%                       98,923
                                                    ------------
NET ASSETS--100.0%                                  $105,761,533
                                                    ============


                See accompanying notes to financial statements.
                                                                            119

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                 Face                 Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--22.0%
------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.4%
General Dynamics Corporation
  2.125%                                            05/15/2006        $1,240,000          $  1,233,515
Honeywell International, Inc.
  7.000%                                            03/15/2007           500,000               562,480
Textron, Inc.
  6.375%                                            11/15/2008           775,000               851,144
                                                                                          ------------
                                                                                             2,647,139
                                                                                          ------------
Automotive--0.4%
Ford Motor Company
  7.450%                                            07/16/2031         1,775,000             1,798,936
General Motors Corporation
  8.375%                                            07/15/2033           335,000               390,042
Johnson Controls, Inc.
  4.875%                                            09/15/2013           310,000               313,322
                                                                                          ------------
                                                                                             2,502,300
                                                                                          ------------
Banking--3.7%
Abbey National PLC (United Kingdom)
  6.690%                                            10/17/2005           975,000             1,054,916
ABN Amro Bank
  7.250%                                            05/31/2005         1,250,000             1,345,037
American Honda Finance Corp. 144A
  1.120%                                            10/22/2004 ^#        300,000               300,000
Bank of America Corporation
  7.125%                                            10/15/2011           625,000               732,391
Bank of America Corporation
  4.375%                                            12/01/2010           275,000               276,101
Bank of Scotland Treasury Services
  144A (United Kingdom)
  2.250%                                            05/01/2006^        1,130,000             1,129,614
Bank One Corporation
  7.875%                                            08/01/2010           600,000               721,677
Bank One Corporation
  6.500%                                            02/01/2006         1,250,000             1,357,520
Bank One Corporation
  5.625%                                            02/17/2004           125,000               125,638
Bank One NA Illinois
  1.370%                                            05/10/2004 #       1,300,000             1,301,135
Coca-Cola HBC Finance BV (Netherlands)
  5.500%                                            09/17/2015           245,000               250,605
First Union National Bank
  7.800%                                            08/18/2010           300,000               362,423
Ford Motor Credit Company
  7.000%                                            10/01/2013           125,000               132,068
General Electric Capital Corporation
  2.750%                                            09/25/2006         1,700,000             1,707,359
HBOS Treasury Services PLC 144A (United Kingdom)
  6.000%                                            11/01/2033 ^         450,000               449,209
J.P. Morgan Chase & Company
  6.625%                                            03/15/2012         1,600,000             1,790,243
John Deere Capital Corporation
  5.125%                                            10/19/2006           937,000               999,282
MBNA America Bank NA
  6.500%                                            06/20/2006           750,000               817,057
Mellon Funding Corporation
  5.000%                                            12/01/2014           425,000               426,961
MetLife Global Funding I
  5.200%                                            09/18/2013           675,000               680,241
Popular North America, Inc.
  3.875%                                            10/01/2008           700,000               699,439


------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                 Face                 Value
------------------------------------------------------------------------------------------------------
Regions Financial Corporation
  7.000%                                            03/01/2011        $  360,000          $    406,417
SLM Corporation
  5.125%                                            08/27/2012           500,000               508,366
State Street Bank & Trust
  5.250%                                            10/15/2018           450,000               454,448
U.S. Bancorp
  2.750%                                            03/30/2006         1,040,000             1,053,378
USA Education Inc.
  5.625%                                            04/10/2007         1,520,000             1,648,396
Wachovia Corporation
  6.605%                                            10/01/2025         1,000,000             1,102,124
Wachovia Corporation
  4.950%                                            11/01/2006           250,000               265,605
Washington Mutual Bank
  1.450%                                            05/14/2004 #         250,000               250,337
Wells Fargo & Company
  5.000%                                            11/15/2014           500,000               498,882
                                                                                          ------------
                                                                                            22,846,869
                                                                                          ------------
Beverages, Food & Tobacco--0.9%
Altria Group, Inc.
  7.000%                                            11/04/2013           350,000               374,046
Anheuser Busch Companies, Inc.
  6.000%                                            11/01/2041           500,000               511,709
Coca-Cola Enterprises, Inc.
  6.950%                                            11/15/2026           250,000               285,954
ConAgra Foods, Inc.
  9.875%                                            11/15/2005           295,000               333,798
Diageo PLC (United Kingdom)
  6.125%                                            08/15/2005           670,000               713,391
General Mills, Inc.
  2.625%                                            10/24/2006           900,000               895,662
Kellogg Company
  6.000%                                            04/01/2006           750,000               804,078
Miller Brewing Company
  5.500%                                            08/15/2013           425,000               435,005
Sara Lee Corporation
  1.950%                                            06/15/2006         1,500,000             1,486,953
                                                                                          ------------
                                                                                             5,840,596
                                                                                          ------------
Chemicals--0.2%
Dow Chemical Company (The)
  6.000%                                            10/01/2012           600,000               632,656
Monsanto Company
  7.375%                                            08/15/2012           500,000               571,490
Potash Corporation of Saskatchewan, Inc. (Canada)
  7.750%                                            05/31/2011           200,000               235,240
                                                                                          ------------
                                                                                             1,439,386
                                                                                          ------------
Commercial Services--0.4%
Boeing Capital Corporation
  4.750%                                            08/25/2008           445,000               459,545
International Lease Finance Corporation
  4.000%                                            01/17/2006         1,230,000             1,268,693
R.R. Donnelley & Sons Company
  5.000%                                            11/15/2006           490,000               517,326
                                                                                          ------------
                                                                                             2,245,564
                                                                                          ------------
Computer Software & Processing--0.1%
First Data Corporation
  5.625%                                            11/01/2011           650,000               692,599
                                                                                          ------------
Computers & Information--0.1%
Hewlett-Packard Company
  5.500%                                            07/01/2007           700,000               757,163
                                                                                          ------------

120                   See accompanying notes to financial statements.

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                  Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
Cosmetics & Personal Care--0.1%
International Flavors & Fragrances, Inc.
  6.450%                                            05/15/2006        $ 700,000           $    760,668
                                                                                          ------------
Diversified--0.4%
General Electric Capital Corporation
  7.250%                                            05/03/2004          250,000                254,887
General Electric Capital Corporation
  6.000%                                            06/15/2012          900,000                977,636
General Electric Capital Corporation
  2.850%                                            01/30/2006          930,000                943,772
                                                                                          ------------
                                                                                             2,176,295
                                                                                          ------------
Electric Utilities--0.7%
Alabama Power Company
  5.600%                                            03/15/2033          380,000                367,514
Appalachian Power Company
  3.600%                                            05/15/2008          475,000                469,837
Chilquinta Energia Financial (Chile)
  6.620%                                            04/01/2011          255,000                283,559
Commonwealth Edison Company
  6.150%                                            03/15/2012           75,000                 81,960
Niagara Mohawk Power Company
  7.750%                                            05/15/2006        1,000,000              1,117,243
PSEG Power, LLC
  8.625%                                            04/15/2031          350,000                452,433
PSEG Power, LLC
  6.950%                                            06/01/2012          265,000                299,444
United Energy Distribution Holdings
  Pty Ltd. 144A (Australia)
  4.700%                                            04/15/2011 ^        200,000                203,202
Virginia Electric & Power Company
  5.750%                                            03/31/2006        1,000,000              1,071,261
Wisconsin Electric Power
  4.500%                                            05/15/2013          170,000                166,324
                                                                                          -----------
                                                                                             4,512,777
                                                                                          ------------
Electrical Equipment--0.1%
Old Dominion Electric
  6.250%                                            06/01/2011          350,000                386,077
                                                                                          ------------
Financial Services--7.0%
AIG Sun America Global Financial II 144A
  7.600%                                            06/15/2005 ^         500,000               543,444
AIG Sun America Global Financial VI 144A
  6.300%                                            05/10/2011 ^         500,000               554,126
Alcan, Inc., Note, (FRN), 144A (Canada)
  1.430%                                            12/08/2004 ^#      1,000,000             1,000,000
American Express Company
  3.750%                                            11/20/2007           425,000               433,313
Bear Stearns Company, Inc.
  6.500%                                            05/01/2006         1,500,000             1,635,930
Bear Stearns Company, Inc.
  4.000%                                            01/31/2008           350,000               356,819
Bear Stearns Company, Inc.
  3.000%                                            03/30/2006           350,000               355,461
Caterpillar Financial Services Corporation
  5.950%                                            05/01/2006           340,000               367,075
Caterpillar Financial Services Corporation
  4.690%                                            04/25/2005         1,215,000             1,267,046
CIT Group, Inc.
  7.375%                                            04/02/2007           495,000               559,505
CIT Group, Inc.
  5.500%                                            02/15/2004         1,500,000             1,507,069


------------------------------------------------------------------------------------------------------
  Coupon                                       Maturity
   Rate                                          Date                       Face                 Value
------------------------------------------------------------------------------------------------------
Citigroup, Inc.
  6.000%                                     02/21/2012               $  750,000          $    820,890
Conoco Funding Company
  5.450%                                     10/15/2006                1,000,000             1,073,590
Countrywide Home Loans, Inc.
  7.260%                                     05/10/2004                1,000,000             1,020,437
Countrywide Home Loans, Inc.
  5.500%                                     08/01/2006                  750,000               801,600
Countrywide Home Loans, Inc.
  3.500%                                     12/19/2005                1,290,000             1,326,561
Credit Suisse First Boston, Inc.
  7.125%                                     07/15/2032                  700,000               800,071
FMR Corporation 144A
  4.750%                                     03/01/2013 ^                425,000               418,472
Ford Motor Credit Company
  6.700%                                     07/16/2004                1,500,000             1,538,740
FPL Group Capital, Inc.
  6.125%                                     05/15/2007                  500,000               546,912
FPL Group Capital, Inc.
  3.250%                                     04/11/2006                1,595,000             1,623,921
Frank Russell Company
  5.625%                                     01/15/2009                  500,000               545,768
General Motors Acceptance Corporation
  8.000%                                     11/01/2031                1,375,000             1,548,690
General Motors Acceptance Corporation
  6.875%                                     08/28/2012                1,000,000             1,077,590
Goldman Sachs Group, Inc. (The)
  7.625%                                     08/17/2005                1,120,000             1,224,582
Goldman Sachs Group, Inc. (The)
  6.600%                                     01/15/2012                  550,000               615,612
Goldman Sachs Group, Inc. (The)
  4.125%                                     01/15/2008                1,000,000             1,026,248
Household Finance Corporation
  7.200%                                     07/15/2006                  700,000               778,992
Household Finance Corporation
  6.375%                                     10/15/2011                  400,000               441,156
Household Finance Corporation
  4.625%                                     01/15/2008                1,000,000             1,040,479
International Lease Finance Corporation
  5.750%                                     10/15/2006                  750,000               807,438
International Lease Finance Corporation
  2.950%                                     05/23/2006                  300,000               302,547
Lehman Brothers Holdings
  6.250%                                     05/15/2006                1,500,000             1,630,501
Lehman Brothers Holdings
  4.000%                                     01/22/2008                  375,000               382,834
MBIA Global Funding LLC 144A
  4.650%                                     07/01/2018 ^                825,000               755,980
Merrill Lynch & Company, Inc.
  7.000%                                     01/15/2007                  375,000               413,674
Merrill Lynch & Company, Inc.
  2.940%                                     01/30/2006                1,000,000             1,013,406
Merrill Lynch & Company, Inc.
  1.640%                                     05/21/2004 #              1,100,000             1,101,580
Morgan Stanley
  7.750%                                     06/15/2005                1,380,000             1,498,378
Morgan Stanley
  6.600%                                     04/01/2012                  400,000               447,455
National Rural Utilities Cooperative
  Finance Corporation
  6.000%                                     05/15/2006                2,700,000             2,913,340
National Rural Utilities Cooperative
  Finance Corporation
  3.000%                                     02/15/2006                  900,000               911,703
Nomura Asset Securities Corporation
  6.590%                                     03/15/2030                1,000,000             1,120,299
Pemex Finance Ltd. (Cayman Islands)
  9.690%                                     08/15/2009                  540,000               642,238


                See accompanying notes to financial statements.
                                                                            121

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date              Face                   Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)
  7.330%                                            05/15/2012      $  600,000            $    688,446
TIAA Global Markets 144A
  3.875%                                            01/22/2008 ^       500,000                 508,711
U.S. Bancorp
  6.500%                                            06/15/2004         250,000                 255,687
USAA Capital Corporation
  3.130%                                            12/15/2005         150,000                 153,228
Washington Mutual Finance
  6.250%                                            05/15/2006         700,000                 761,074
                                                                                          ------------
                                                                                            43,158,618
                                                                                          ------------
Forest Products & Paper--0.3%
International Paper Company
  3.800%                                            04/01/2008         700,000                 698,477
Inversiones CMPC SA 144A (Chile)
  4.875%                                            06/18/2013 ^       185,000                 178,277
Westvaco Corporation
  6.850%                                            11/15/2004         445,000                 462,715
Weyerhaeuser Company
  7.375%                                            03/15/2032         350,000                 381,739
                                                                                          ------------
                                                                                             1,721,208
                                                                                          ------------
Health Care Providers--0.0%
Wellpoint Health Networks, Inc.
  6.375%                                            01/15/2012          80,000                  88,225
                                                                                          ------------
Heavy Construction--0.2%
Centex Corporation
  5.800%                                            09/15/2009         300,000                 321,773
Masco Corporation
  4.625%                                            08/15/2007         750,000                 783,520
                                                                                          ------------
                                                                                             1,105,293
                                                                                          ------------
Heavy Machinery--0.1%
Deere & Company
  7.125%                                            03/03/2031         275,000                 322,176
                                                                                          ------------
Insurance--1.7%
ACE INA Holdings
  8.300%                                            08/15/2006         750,000                 848,986
ACE Ltd. (Bermuda)
  6.000%                                            04/01/2007         250,000                 270,983
Allstate Corporation
  7.875%                                            05/01/2005       1,330,000               1,435,288
Allstate Corporation
  7.200%                                            12/01/2009         500,000                 583,913
Axa Company (France)
  8.600%                                            12/15/2030         330,000                 417,465
Everest Reinsurance Holdings
  8.500%                                            03/15/2005         500,000                 536,319
Florida Windstorm Underwriting Association
  6.850%                                            08/25/2007         700,000                 792,396
Hartford Life, Inc.
  7.375%                                            03/01/2031         250,000                 294,058
Liberty Mutual
  7.697%                                            10/15/2097         500,000                 450,828
MetLife, Inc.
  3.911%                                            05/15/2005       1,200,000               1,234,469
Monumental Global Funding II 144A
  6.050%                                            01/19/2006 ^     1,190,000               1,278,992
Mony Group, Inc.
  7.450%                                            12/15/2005          55,000                  60,170


------------------------------------------------------------------------------------------------------
  Coupon                                              Maturity
   Rate                                                 Date              Face                   Value
------------------------------------------------------------------------------------------------------
New York Life Insurance Company 144A
  5.875%                                            05/15/2033 ^    $  140,000            $    139,627
Principal Life Global Funding I 144A
  6.125%                                            10/15/2033 ^       150,000                 150,641
Progressive Corporation
  6.250%                                            12/01/2032         425,000                 445,182
RenaissanceRe Holdings Ltd. (Bermuda)
  7.000%                                            07/15/2008         500,000                 544,363
United Health Group, Inc.
  7.500%                                            11/15/2005         500,000                 549,151
Unitrin, Inc.
  4.875%                                            11/01/2010         435,000                 439,596
                                                                                          ------------
                                                                                            10,472,427
                                                                                          ------------
Media--Broadcasting & Publishing--1.0%
CBS Corporation
  8.625%                                            08/01/2012         250,000                 310,451
Cox Communications, Inc.
  7.125%                                            10/01/2012         345,000                 398,590
Gannett Company, Inc.
  4.950%                                            04/01/2005       1,160,000               1,206,475
Reed Elsevier Capital, Inc.
  6.750%                                            08/01/2011         500,000                 574,340
Time Warner, Inc.
  9.150%                                            02/01/2023         500,000                 648,723
Time Warner, Inc.
  7.700%                                            05/01/2032         250,000                 292,880
Time Warner, Inc.
  7.625%                                            04/15/2031         200,000                 231,615
Time Warner, Inc.
  6.125%                                            04/15/2006       1,670,000               1,798,952
Viacom, Inc.
  7.750%                                            06/01/2005         400,000                 432,653
                                                                                          ------------
                                                                                             5,894,679
                                                                                          ------------
Metals & Mining--0.4%
Alcan, Inc. (Canada)
  7.250%                                            03/15/2031         370,000                 428,553
Alcoa, Inc.
  7.250%                                            08/01/2005       1,200,000               1,302,137
Alcoa, Inc.
  1.460%                                            12/06/2004 #       500,000                 501,232
Codelco, Inc. (Chile)
  6.375%                                            11/30/2012         365,000                 395,684
                                                                                          ------------
                                                                                             2,627,606
                                                                                          ------------
Oil & Gas--1.0%
Burlington Resources Finance Company (Canada)
  7.400%                                            12/01/2031         210,000                 249,406
Canadian National Resources Ltd. (Canada)
  6.450%                                            06/30/2033         280,000                 297,240
ChevronTexaco Capital Corporation
  3.500%                                            09/17/2007         450,000                 458,710
Halliburton Company 144A
  5.500%                                            10/15/2010 ^       165,000                 172,804
Kerr-McGee Corporation
  1.890%                                            06/28/2004 #       500,000                 499,209
KeySpan Corporation
  7.625%                                            11/15/2010         250,000                 298,263
Marathon Oil Corporation
  5.375%                                            06/01/2007         511,000                 547,313
Phillips Petroleum Company
  8.500%                                            05/25/2005         510,000                 556,146
Schlumberger Technology Corporation
  6.500%                                            04/15/2012         750,000                 836,975
Total Fina Elf SA (France)
  7.000%                                            10/05/2005       1,150,000               1,246,534


122                   See accompanying notes to financial statements.

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                Face                  Value
------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------
Trans-Canada Pipelines (Canada)
     4.000%                                         06/15/2013       $  325,000           $    303,724
Vastar Resources, Inc.
     6.950%                                         11/08/2006          500,000                559,964
                                                                                          ------------
                                                                                             6,026,288
                                                                                          ------------
Pharmaceuticals--0.5%
American Home Products Corporation
     6.250%                                         03/15/2006          400,000                431,688
Bristol-Myers Squibb
     4.750%                                         10/01/2006        1,600,000              1,693,013
Cardinal Health, Inc.
     7.000%                                         10/15/2026          400,000                452,782
Schering-Plough Corporation
     6.500%                                         12/01/2033          730,000                762,438
                                                                                          ------------
                                                                                             3,339,921
                                                                                          ------------
Real Estate--0.1%
Equity Office Properties Operating
  Limited Partnership
     6.625%                                         02/15/2005          400,000                420,362
Health Care Property Investors, Inc. REIT
     6.000%                                         03/01/2015          450,000                465,441
                                                                                          ------------
                                                                                               885,803
                                                                                          ------------
Restaurants--0.0%
McDonald's Corporation
     4.125%                                         06/01/2013          275,000                260,575
                                                                                          ------------
Retailers--0.5%
Kohl's Corporation
     6.000%                                         01/15/2033          425,000                427,618
Safeway, Inc.
     7.250%                                         09/15/2004        1,000,000              1,037,504
Target Corporation
     7.500%                                         02/15/2005        1,190,000              1,264,857
Wal-Mart Stores, Inc.
     7.550%                                         02/15/2030          350,000                432,110
                                                                                          ------------
                                                                                             3,162,089
                                                                                          ------------
Special Purpose Entity--0.1%
ERAC USA Finance Company
     6.950%                                         01/15/2006          710,000                769,053
                                                                                          ------------
Telecommunications--1.3%
AT&T Corporation
     8.050%                                         11/15/2011          225,000                259,434
AT&T Corporation
     7.250%                                         11/15/2006          880,000                973,896
AT&T Wireless Services, Inc.
     7.350%                                         03/01/2006          870,000                951,944
British Telecommunications PLC (United Kingdom)
     7.875%                                         12/15/2005          720,000                793,884
Sing Telecommunications 144A
     7.375%                                         12/01/2031 ^        350,000                414,768
Telecom Italia Capital Series A 144A (Italy)
     4.000%                                         11/15/2008 ^      1,200,000              1,209,185
Telefonica Europe NV (Netherlands)
     7.750%                                         09/15/2010          500,000                594,572
Verizon Global Funding Corporation
     7.375%                                         09/01/2012          350,000                406,364
Verizon Global Funding Corporation
     6.750%                                         12/01/2005        1,420,000              1,541,633


------------------------------------------------------------------------------------------------------
  Coupon                                             Maturity
   Rate                                                Date                 Face                 Value
------------------------------------------------------------------------------------------------------
Verizon Pennsylvania, Inc.
     5.650%                                         11/15/2011        $  250,000          $    262,706
Vodafone Group PLC (United Kingdom)
     7.750%                                         02/15/2010           500,000               593,484
                                                                                          ------------
                                                                                             8,001,870
                                                                                          ------------
Transportation--0.0%
Fedex Corporation
     7.650%                                         01/15/2022            91,734               108,993
                                                                                          ------------
Utilities--0.3%
Dominion Resources, Inc.
     7.625%                                         07/15/2005           400,000               432,296
Hydro-Quebec (Canada)
     7.500%                                         04/01/2016           500,000               617,848
Pedernales Electric Cooperative, Inc.
     6.202%                                         11/15/2032           275,000               283,978
United Utilities PLC (United Kingdom)
     6.250%                                         08/15/2005           500,000               532,295
                                                                                          ------------
                                                                                             1,866,417
                                                                                          ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $132,292,281)                                                                       136,618,674
                                                                                          ------------

------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--36.0%
------------------------------------------------------------------------------------------------------
U.S. Government Agencies--0.4%
Private Export Funding Corporation
     7.200%                                         01/15/2010         1,040,000             1,222,989
     5.870%                                         07/31/2008           500,000               551,599
     3.400%                                         02/15/2008           575,000               578,279
                                                                                          ------------
                                                                                             2,352,867
                                                                                          ------------
U.S. Government Agencies--
Mortgage Backed--28.4%
Federal Home Loan Bank
     5.750%                                         08/15/2011           700,000               761,907
     1.625%                                         04/15/2005         1,750,000             1,754,725
Federal Home Loan Mortgage Corporation
     7.000%                                         07/15/2005         2,920,000             3,156,015
     6.500%                                         03/01/2022-
                                                    06/01/2022         1,703,234             1,788,941
     6.085%                                         09/25/2029           720,594               764,197
     5.674%                                         01/01/2033         1,201,022             1,232,467
     5.500%                                         08/15/2030         2,852,223             2,905,515
     5.125%                                         07/15/2012         1,500,000             1,569,506
     4.250%                                         06/15/2005           700,000               726,857
     4.000%                                         10/15/2023 @         460,000               463,234
     3.800%                                         01/15/2018         1,382,416             1,410,611
     3.750%                                         01/15/2011         4,200,000             4,285,346
     3.500%                                         11/15/2016-
                                                    05/15/2017 @       8,000,000             8,127,284
     3.000%                                         05/15/2020-
                                                    12/15/2021         4,600,000             4,621,994
     2.875%                                         09/15/2005         3,500,000             3,565,471
     1.430%                                         09/03/2004           600,000               600,098
     1.350%                                         11/03/2004           700,000               700,063
Federal National Mortgage Association
     7.015%                                         12/01/2010           974,389             1,115,082
     6.865%                                         08/01/2009           970,629             1,090,798
     6.625%                                         11/15/2030         1,150,000             1,311,789
     6.568%                                         04/01/2008         1,000,000             1,098,491
     6.500%                                         05/01/2008-
                                                    06/01/2029         1,007,957             1,058,981
     6.070%                                         03/01/2012           442,557               484,929
     6.048%                                         03/01/2012           245,673               269,824
     6.009%                                         11/01/2011           151,593               166,203

                See accompanying notes to financial statements.
                                                                            123

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

-------------------------------------------------------------------
    Coupon        Maturity
     Rate           Date                  Face                Value
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(Continued)
-------------------------------------------------------------------
     6.000%      01/01/2009-
                 09/01/2023        $21,326,037         $ 22,406,815
     5.975%      02/01/2012            495,561              541,479
     5.897%      04/01/2012            983,565            1,073,006
     5.880%      01/01/2012            588,336              639,542
     5.793%      11/01/2011            288,119              312,757
     5.775%      11/01/2011          1,051,477            1,136,787
     5.655%      11/01/2011            263,873              283,394
     5.607%      12/01/2011            976,966            1,051,986
     5.500%      05/01/2016-
                 11/01/2033         12,555,575           12,920,712
     5.125%      01/02/2014            575,000              578,120
     5.000%      02/01/2018-
                 11/01/2033         32,557,198           33,029,475
     4.667%      04/01/2013            445,948              450,178
     4.625%      10/15/2013          2,000,000            1,989,790
     4.450%      12/01/2033 @        1,500,000            1,519,336
     4.393%      09/01/2013            971,537              958,099
     4.359%      10/01/2033          4,979,439            5,058,079
     4.337%      04/01/2033          3,860,425            3,926,130
     2.250%      05/15/2006          3,830,000            3,832,179
     1.360%      09/10/2004            500,000              499,602
Federal National Mortgage Association ARM
     4.600%      12/01/2033          3,486,249            3,529,192
     4.342%      03/01/2033          1,264,783            1,294,583
     4.294%      09/01/2033          3,515,661            3,563,530
Federal National Mortgage Association TBA
     6.500%      01/01/2017          1,800,000            1,908,000
     5.000%      01/01/2019          1,900,000            1,938,000
Government National Mortgage Association
     8.000%      06/15/2026-
                 03/15/2032          1,893,388            2,061,994
     7.500%      07/15/2025-
                 09/15/2031          1,691,006            1,817,473
     7.000%      01/15/2028-
                 01/15/2032          3,162,900            3,375,796
     6.500%      03/15/2028-
                 03/15/2031          1,568,460            1,656,094
     6.000%      11/15/2028-
                 05/15/2033         12,199,908           12,694,925
     5.750%      07/20/2025             38,329               39,264
     5.000%      06/15/2033-
                 07/15/2033          3,845,121            3,815,321
     4.500%      09/16/2028            450,000              449,156
     4.000%      09/16/2025            460,000              464,263
     3.500%      09/20/2030#           471,597              473,452
                                                       ------------
                                                        176,318,837
                                                       ------------
U.S. Government Agency--
Discount Notes--7.2%
Federal Farm Credit Bank
     1.350%      10/08/2004            500,000              494,731
Federal Home Loan Bank
     1.065%      02/25/2004          1,300,000            1,297,885
     1.045%      03/19/2004          3,500,000            3,492,075
     1.040%      03/12/2004          1,200,000            1,197,539
Federal Home Loan Mortgage Corporation
     1.385%      11/04/2004            800,000              790,521
     1.083%      01/22/2004         10,100,000           10,093,622
     1.080%      01/29/2004          8,900,000            8,892,524
     1.075%      02/05/2004          2,400,000            2,397,492
     1.060%      01/15/2004          6,100,000            6,097,485


--------------------------------------------------------------------
    Coupon         Maturity
     Rate            Date                 Face                Value
--------------------------------------------------------------------
Federal National Mortgage Association
     1.360%      08/20/2004        $   700,000         $    693,864
     1.355%      10/15/2004            650,000              642,954
     1.340%      10/15/2004            500,000              494,640
     1.130%      02/25/2004          4,300,000            4,291,991
     1.115%      02/25/2004            900,000              898,468
     1.075%      02/18/2004            200,000              199,713
     1.060%      03/10/2004            300,000              299,390
     1.050%      03/17/2004            300,000              299,335
     1.040%      03/31/2004          2,200,000            2,194,280
                                                       ------------
                                                         44,768,509
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $222,035,555)
                                                        223,440,213
                                                       ------------
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--26.5%
--------------------------------------------------------------------
U.S. Treasury Bills--5.7%
U.S. Treasury Bill
     1.031%      06/03/2004          9,800,000            9,756,797
     1.020%      04/29/2004          6,100,000            6,079,433
     1.011%      05/20/2004          4,400,000            4,382,705
     0.995%      04/15/2004          2,000,000            1,994,196
     0.990%      04/15/2004          4,000,000            3,988,450
     0.985%      04/15/2004          2,900,000            2,891,668
     0.896%      03/04/2004*            95,000               94,851
     0.895%      03/11/2004*           750,000              748,695
     0.885%      02/05/2004-
                 03/18/2004*         4,370,000            4,366,064
     0.883%      03/18/2004*           825,000              823,443
     0.867%      03/18/2004*            50,000               49,907
                                                       ------------
                                                         35,176,209
                                                       ------------
U.S. Treasury Bonds--1.2%
U.S. Treasury Bond
     7.250%      05/15/2016+         4,575,000            5,708,566
     5.500%      08/15/2028          1,475,000            1,536,825
     3.875%      02/15/2013            500,000              489,609
                                                       ------------

                                                          7,735,000
                                                       ------------
U.S. Treasury Notes--19.6%
U.S. Treasury Inflation Index Note
     3.875%      01/15/2009          9,588,765           10,830,817
     3.625%      01/15/2008          5,382,265            5,954,136
     3.375%      01/15/2007-
                 01/15/2012          2,589,126            2,842,761
U.S. Treasury Note
     6.500%      08/15/2005-
                 10/15/2006          4,250,000            4,638,908
     6.125%      08/15/2007          2,000,000            2,238,986
     4.625%      05/15/2006            130,000              137,820
     2.625%      11/15/2006         11,000,000           11,100,551
     2.000%      05/15/2006          9,900,000            9,905,029
     1.875%      11/30/2005         19,000,000           19,041,572
     1.625%      04/30/2005-
                 10/31/2005         21,800,000           21,807,046
     1.250%      05/31/2005         11,000,000           10,974,227
     1.125%      06/30/2005         21,970,000           21,859,417
                                                       ------------
                                                        121,331,270
                                                       ------------
TOTAL U.S. TREASURY
OBLIGATIONS
 (Cost $163,058,872)                                    164,242,479
                                                       ------------


124                   See accompanying notes to financial statements.

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

--------------------------------------------------------------------------------------------
   Coupon                                  Maturity
    Rate                                     Date                Face                  Value
--------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.4%
--------------------------------------------------------------------------------------------
Financial Services--0.4%
Alameda Corridor Transportation
  Authority (California)
    5.900%                                 10/01/2010       $ 575,000           $    629,677
Delaware River Port Authorities PA & NJ
    7.630%                                 01/01/2021         180,000                219,263
Missouri State Higher Education Loan
  Authority (Missouri)
    1.190%                                 07/15/2029 #     1,000,000              1,000,000
Wisconsin State General Revenue,
  Series A (Wisconsin)
    4.800%                                 05/01/2013         530,000                536,323
                                                                                ------------
TOTAL MUNICIPAL OBLIGATIONS
 (Cost $2,317,341)                                                                 2,385,263
                                                                                ------------
--------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------------------
Government Issued--0.1%
Ontario (Province Of) (Canada)
    5.500%
 (Cost $499,617)                           10/01/2008         500,000                543,836
                                                                                ------------
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--7.0%
--------------------------------------------------------------------------------------------
Automotive--0.6%
BMW Vehicle Owner Trust,
  Ser. 2002-A, Class A4
    4.460%                                 05/25/2007       1,000,000              1,033,977
Capital One Auto Finance Trust,
  Ser. 2001-A, Class A4
    5.400%                                 05/15/2008 #     1,250,000              1,303,720
Chase Manhattan Auto Owner Trust,
  Ser. 2001-B, Class A4
    3.800%                                 05/15/2008         850,000                870,917
Honda Auto Receivables Owner Trust,
  Ser. 2003-2, Class A1
    1.233%                                 06/11/2004          67,505                 67,585
Honda Auto Receivables Owners Trust,
  Ser. 2001-2, Class A4
    5.090%                                 10/18/2006         445,000                451,791
                                                                                ------------
                                                                                   3,727,990
                                                                                ------------
Banking--2.1%
Bank One Auto Securitization Trust,
  Series 2003-1, Class A1
    1.100%                                 10/20/2004         269,030                269,375
Capital One Multi-Asset Execution
  Trust, Ser. 2003-A4, Class A4
    3.650%                                 07/15/2011         540,000                539,731
CNH Equipment Trust, Ser. 2003-A,
  Class A1
    1.263%                                 06/11/2004          88,982                 89,099
Countrywide Home Loans, Inc.,
  Ser. 1999-9, Class A-1
    6.500%                                 08/25/2029       1,711,667              1,785,527
First Union--Chase Commercial
  Mortgage, Ser. 1999-C2, Class A-2
    6.645%                                 06/15/2031       1,375,000              1,537,229
First Union/Lehman Brothers/Bank of
  America, Ser. 1998-C2, Class A2
    6.560%                                 11/18/2035       1,375,000              1,535,466
General Electric Capital Assurance
  Company 144A, Ser. 2003-1, Class A5
    5.743%                                 05/12/2035 ^       145,000                146,871


   Coupon                                   Maturity
    Rate                                      Date               Face                  Value
--------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust,
  Series 2003-A, Class A4
    3.020%                                 10/15/2010      $  255,000           $    255,043
MBNA Master Credit Card Trust II,
  Ser. 2003-11A, Class A
    3.650%                                 03/15/2011         500,000                501,861
Morgan Stanley Capital I,
  Series 1998-WF1, Class A2
    6.550%                                 03/15/2030       1,375,000              1,525,877
Morgan Stanley Dean Witter Capital
  Corporation., Ser. 2002-IQ3, Class A4
    5.080%                                 12/01/2032         750,000                768,881
Navistar Financial Corporation Owner
  Trust, Series 2003-B, Class A2
    1.690%                                 09/15/2006       1,000,000              1,003,564
Residential Asset Securities
  Corporation, Series 2003-KS10,
  Class AI2
    2.710%                                 05/25/2026         611,000                610,506
Washington Mutual, Ser. 2002-AR2,
  Class A
    3.173%                                 02/27/2034 #     2,104,787              2,140,845
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2001-25,
  Class IIIA
    6.360%                                 10/25/2031 #       167,443                167,668
                                                                                ------------
                                                                                  12,877,543
                                                                                ------------
Electric Utilities--0.2%
Peco Energy Transition Trust, Ser.
  1999-A, Class A
    5.800%                                 03/01/2007         443,155                458,208
Peco Energy Transition Trust, Ser.
  2001-A, Class A1
    6.520%                                 12/31/2010         500,000                566,514
                                                                                ------------
                                                                                   1,024,722
                                                                                ------------
Financial Services--4.1%
Aames Mortgage Trust, Ser. 1999-2,
  Class AV2
    1.570%                                 10/15/2029 #       141,730                142,015
Aesop Funding II LLC, Ser. 2003-3A,
  Class A1
    2.750%                                 07/20/2007         600,000                602,931
Amortizing Residential Collateral Trust,
  Ser. 2002-BC4, Class A
    1.410%                                 06/25/2004#      1,682,354              1,681,419
Asset Securitization Corporation, Ser.
  1997-D4, Class A1C
    7.420%                                 04/14/2029         500,000                521,680
Asset Securitization Corporation, Ser.
  1997-D5, Class A1C
    6.750%                                 02/14/2043         260,000                281,971
Bank of America Mortgage Securities,
  Ser. 2002-K, Class 2A1
    5.736%                                 10/20/2032 #       611,700                633,596
Bear Stearns ARM Trust,
  Ser. 2002-5, Class 6A
    5.981%                                 06/25/2032 #       231,536                240,146
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 1999-C1,
  Class A2
    6.020%                                 02/14/2031         750,000                823,491
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 2001-TOP4,
  Class A1
    5.060%                                 11/15/2016         932,825                982,404


See accompanying notes to financial statements.
                                                                            125

December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

--------------------------------------------------------------------------------------------
  Coupon                                    Maturity
   Rate                                       Date               Face                 Value
--------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
--------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 2002-PBW1,
  Class A2
  4.720%                                  11/11/2035       $1,365,000          $  1,375,028
CDC Mortgage Capital Trust,
  Ser. 2002-HE2, Class A
  1.409%                                  01/25/2033 #        473,141               473,296
CIT Equipment Collateral,
  Ser. 2001-A, Class A4
  4.840%                                  09/20/2012          400,000               410,869
Citibank Credit Card Issuance Trust,
  Ser. 2000-B1, Class B1
  7.050%                                  09/17/2007        1,100,000             1,191,947
Commercial Mortgage Trust,
  Ser. 1999-C1, Class A3
  6.640%                                  09/17/2010        1,375,000             1,551,655
Countrywide Asset Backed Certificates,
  Series 2003-5, Class AF3
  3.613%                                  04/25/2030          220,000               222,208
Countrywide Home Loans, Inc.,
  Ser. 2002-1, Class 5A1
  5.801%                                  03/19/2032 #        256,647               263,753
Countrywide Home Loans, Inc.,
  Ser. 2002-HYB2, Class 6A1
  4.990%                                  09/19/2032 #        507,057               513,805
Credit Suisse First Boston Mortgage
  Securities Corporation, Ser. 02-24,
  Class 3A1
  5.500%                                  09/25/2032          299,817               301,764
Credit Suisse First Boston Mortgage
  Securities Corporation, Ser. 1997-C1,
  Class A1C
  7.240%                                  06/20/2029          834,000               921,914
Credit Suisse First Boston Mortgage
  Securities Corporation, Ser. 2000-C1,
  Class A2
  7.545%                                  04/14/2062          135,000               157,551
Credit Suisse First Boston Mortgage
  Securities Corporation, Ser. 2001-1,
  Class A
  7.500%                                  02/25/2031           45,235                45,405
Credit Suisse First Boston Mortgage,
  Ser. 2003-C3 A5
  3.936%                                  05/15/2038        1,000,000               939,667
Credit-Based Asset Servicing and
  Securitization Company,
  Ser. 2002-CB1, Class A2A
  1.481%                                  08/25/2029 #        736,981               738,406
Credit-Based Asset Servicing and
  Securitization Company,
  Ser. 2002-CB3, Class A
  1.355%                                  06/25/2032 #        658,905               659,074
GSR Mortgage Loan Trust,
  Ser. 2001-1, Class A2
  5.575%                                  10/25/2031          371,956               371,830
MBNA Master Credit Card Trust,
  Ser. 2002-A1, Class A1
  4.950%                                  06/15/2009          135,000               144,044
Merrill Lynch Mortgage Investors, Inc.,
  Ser.1997-C2, Class A2
  6.540%                                  12/10/2029          500,000               552,986
MLCC Mortgage Investors, Inc.,
  Ser. 1999-A, Class A
  1.543%                                  03/15/2025 #        409,203               409,911


--------------------------------------------------------------------------------------------
 Coupon                                     Maturity
  Rate                                        Date               Face                 Value
--------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital
  Corporation, Ser. 2001-Top 1,
  Class A3
  6.460%                                  02/15/2033       $  740,000          $    818,023
Morgan Stanley Dean Witter Capital
  Corporation, Ser. 2001-Top 3,
  Class A3
  6.200%                                  07/15/2033          660,000               727,107
Morgan Stanley Dean Witter Capital I,
  Inc., Ser. 2001-HE1, Class A2
  1.750%                                  07/25/2032 #        571,038               571,269
Morgan Stanley Dean Witter Capital I,
  Inc., Ser. 2001-Top 5, Class A2
  5.900%                                  10/15/2035          750,000               816,247
Navistar Financial Corporation Owner
  Trust, Ser. 2002-A, Class A4
  4.760%                                  04/15/2009          750,000               777,599
Residential Funding Mortgage
  Securities I, Ser. 2003-S9, Class A1
  6.500%                                  03/25/2032          541,186               558,601
Salomon Brothers Mortgage Securities
  VII, Ser. 1997-TZH, Class A1
  7.150%                                  03/25/2025        1,587,106             1,672,455
Salomon Brothers Mortgage Securities
  VII, Ser. 1999-AQ1, Class A
  1.461%                                  04/25/2029 #        201,812               201,119
Structured Asset Mortgage
  Investments, Inc., Ser. 2002-AR1,
  Class 6A
  7.275%                                  03/25/2032 #        435,411               465,581
Union Acceptance Corporation, Ser.
  2001-A, Class A4
  5.610%                                  07/09/2007          406,431               416,055
Washington Mutual, Ser. 2000-3,
  Class A
  2.843%                                  12/25/2040 #        431,379               435,053
WFS Financial Owner Trust,
  Ser. 2003-2, Class A1
  1.260%                                  06/20/2004           51,542                51,610
WFS Financial Owner Trust,
  Ser. 2003-2, Class A4
  2.410%                                  12/20/2010        1,100,000             1,091,822
                                                                               ------------
                                                                                 25,757,307
                                                                               ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $42,922,175)                                                              43,387,562
                                                                               ------------
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER--4.2%
--------------------------------------------------------------------------------------------
Banking--1.2%
AIG Funding, Inc.
  1.040%                                   01/06/2004         300,000               299,957
BNP Paribas Finance, Inc.
  1.055%                                   01/07/2004         300,000               299,947
CBA (Delaware) Finance, Inc.
  1.070%                                   02/17/2004       2,300,000             2,296,787
Danske Corp.
  1.075%                                   02/09/2004       4,000,000             3,995,342
Danske Corp.
  1.075%                                   02/23/2004         200,000               199,683
Royal Bank of Scotland
  1.075%                                   01/06/2004         300,000               299,955
Toyota Motor Credit Corp.
  1.040%                                   01/09/2004         300,000               299,931
                                                                               ------------
                                                                                  7,691,602
                                                                               ------------
Chemicals--0.1%
Dupont EI de Nemours Co.
  1.070%                                   01/21/2004         600,000               599,643
                                                                               ------------


126                   See accompanying notes to financial statements.

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

---------------------------------------------------------------------------------------------
  Coupon                                    Maturity
   Rate                                       Date                 Face                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER--(Continued)
---------------------------------------------------------------------------------------------
Electrical Equipment--0.9%
General Electric Capital Corp.
  1.110%                                   04/07/2004        $5,400,000          $  5,383,849
                                                                                 ------------
Financial Services--0.9%
Citigroup Global Markets
  1.080%                                   01/14/2004           300,000               299,883
Credit Agricole Indosuez
  1.030%                                   01/08/2004           300,000               299,940
HBOS Treasury Services PLC
  1.080%                                   01/27/2004         2,500,000             2,498,050
HBOS Treasury Services PLC
  1.080%                                   04/01/2004         1,100,000             1,096,997
National Rural Utilities Cooperative
  Finance Corporation
  1.080%                                   01/13/2004           150,000               149,946
Rabobank USA Finance Corporation
  1.060%                                   01/30/2004         1,000,000               999,146
UBS Finance Delaware LLC
  1.070%                                   04/05/2004           400,000               398,871
                                                                                 ------------
                                                                                    5,742,833
                                                                                 ------------
Oil & Gas--1.0%
BP Amoco Capital PLC
  1.080%                                   03/02/2004         4,800,000             4,791,216
Shell Finance PLC (UK)
  1.100%                                   03/16/2004           700,000               698,396
Shell Finance PLC (UK)
  1.060%                                   03/17/2004           800,000               798,210
                                                                                 ------------
                                                                                    6,287,822
                                                                                 ------------
Pharmaceuticals--0.1%
Pfizer, Inc.
  1.030%                                   01/15/2004           300,000               299,880
                                                                                 ------------
TOTAL COMMERCIAL PAPER
 (Cost $26,005,628)                                                                26,005,629
                                                                                 ------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS--5.5%
---------------------------------------------------------------------------------------------
Institutional Money Market Funds--5.0%
Short Term Investments Co.
  Liquid Assets Portfolio                                    30,974,182            30,974,182
Merrill Lynch Premier Institutional Fund
  1.037%                                   01/02/2004 ++         67,962                67,962
Merrimac Cash Fund-Premium Class
  0.976%                                   01/02/2004 ++        105,482               105,482
                                                                                 ------------
                                                                                   31,147,626
                                                                                 ------------
Bank & Certificate Deposits/
Offshore Time Deposits--0.3%
Bank of Montreal
  1.060%                                   01/15/2004 ++         32,544                32,544
Bank of Montreal
  1.060%                                   02/17/2004 ++         63,928                63,928
Bank of Nova Scotia
  1.080%                                   03/03/2004 ++        127,857               127,857
Citigroup, Inc.
  1.090%                                   02/06/2004 ++        175,803               175,803
Citigroup, Inc.
  1.090%                                   03/04/2004 ++        111,875               111,875
Compass Securitization
  1.081%                                   01/22/2004 ++         31,964                31,964
Credit Agricole Indosuez
  1.080%                                   01/28/2004 ++         31,964                31,964


   Coupon                                   Maturity
    Rate                                      Date                 Face                Value
---------------------------------------------------------------------------------------------
Credit Agricole Indosuez
  0.980%                                   01/02/2004 ++     $   95,892          $     95,892
Delaware Funding Corporation
  1.082%                                   01/07/2004 ++         15,982                15,982
Den Danske Bank
  1.080%                                   01/20/2004 ++         63,928                63,928
Den Danske Bank
  1.020%                                   01/30/2004 ++         63,928                63,928
Falcon Asset Securitization Corporation
  1.092%                                   01/08/2004 ++         31,841                31,841
Falcon Asset Securitization Corporation
  1.091%                                   01/13/2004 ++         63,928                63,928
Fleet National Bank
  1.000%                                   01/21/2004 ++         63,928                63,928
General Electric Capital Corporation
  1.092%                                   01/09/2004 ++         44,750                44,750
General Electric Capital Corporation
  1.092%                                   01/28/2004 ++         79,910                79,910
General Electric Capital Corporation
  1.082%                                   01/16/2004 ++         31,964                31,964
Govco, Inc.
  1.082%                                   01/28/2004 ++         63,821                63,821
Greyhawk Funding
  1.102%                                   02/09/2004 ++         31,964                31,964
Greyhawk Funding
  1.092%                                   02/13/2004 ++         47,946                47,946
Liberty Street
  1.081%                                   01/20/2004 ++         31,895                31,895
Royal Bank of Canada
  1.050%                                   02/27/2004 ++         79,910                79,910
Royal Bank of Scotland
  1.080%                                   01/09/2004 ++         79,910                79,910
Royal Bank of Scotland
  1.060%                                   04/02/2004 ++         95,892                95,892
Sheffield Receivables Corporation
  1.091%                                   01/06/2004 ++         79,856                79,856
Sheffield Receivables Corporation
  1.081%                                   01/28/2004 ++         31,964                31,964
Southtrust Bank
  1.090%                                   02/17/2004 ++         31,964                31,964
Toronto Dominion Bank
  1.100%                                   01/08/2004 ++         79,910                79,910
                                                                                 ------------
                                                                                    1,787,018
                                                                                 ------------
Floating Rate Instruments/
Master Notes--0.2%
Bear Stearns & Company
  1.135%                                   06/10/2004 ++         31,964                31,964
Bear Stearns & Company
  1.135%                                   09/08/2004 ++         31,964                31,964
Credit Suisse First Boston Corporation
  1.040%                                   01/02/2004 ++        159,821               159,821
Goldman Sachs Group, Inc.
  1.060%                                   01/05/2004 ++         95,892                95,892
Goldman Sachs Group, Inc.
  1.040%                                   01/02/2004 ++        191,785               191,785
Goldman Sachs Group, Inc.
  1.040%                                   01/30/2004 ++         63,928                63,928
Golman Sachs Group, Inc.
  0.955%                                   01/02/2004 ++        159,821               159,821
Liberty Lighthouse Funding
  1.138%                                   01/15/2004 ++         31,964                31,964
Merrill Lynch & Company, Inc.
  1.040%                                   01/02/2004 ++        143,839               143,839
Morgan Stanley
  1.080%                                   01/29/2004 ++         73,518                73,518
Morgan Stanley
  1.050%                                   06/14/2004 ++        111,875               111,875

See accompanying notes to financial statements.
                                                                            127

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund

------------------------------------------------------------------------------------
  Coupon                                    Maturity
   Rate                                       Date              Face           Value
------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------------------------------
Morgan Stanley
  1.050%                                   09/10/2004++     $ 79,910    $     79,910
Morgan Stanley
  1.050%                                   06/21/2004++       38,357          38,357
                                                                        ------------
                                                                           1,214,638
                                                                        ------------
TOTAL CASH EQUIVALENTS
 (Cost $34,149,282)                                                       34,149,282
                                                                        ------------
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.7%
------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 12/31/2003 due
  01/02/2004, with a
  maturity value of
  $4,241,703 and an
  effective yield of 0.75%
  collateralized by a U.S.
  Government Obligation
  with a rate of 4.38%,
  maturity date of
  06/20/2023 and a market
  value of $4,453,602.                                     4,241,526       4,241,526
                                                                        ------------
TOTAL INVESTMENTS&---102.4%
  (Cost $627,522,277)                                                    635,014,464
                                                                        ------------
------------------------------------------------------------------------------------
WRAPPER AGREEMENTS--(2.7%)
------------------------------------------------------------------------------------
American
  International Group,
  Inc. (contractual
  effective yield of
  4.106%)                                            +++                  (8,435,746)
Bank of America
  (contractual
  effective yield of
  4.106%)                                            +++                  (8,435,746)
                                                                        ------------
TOTAL WRAPPER AGREEMENTS                                                 (16,871,492)
                                                                        ------------
Other assets less liabilities--0.3%                                        1,820,591
                                                                        ------------
NET ASSETS--100.0%                                                      $619,963,563
                                                                        ============

Notes to the Schedule of Investments:
ARM   Adjustable Rate Mortgage
MTN   Medium Term Note
REIT  Real Estate Investment Trust
TBA   To Be Announced
^ Securities acquired pursuant to Rule 144A, representing 1.42% of Total Investments.
#     Rate is subject to change. Rate shown reflects current rate.
@ Security valued at fair value as determined by policies approved by the board of directors.
+     Security has been pledged as collateral for when-issued (TBA) securities.
*     Security has been pledged as collateral for futures contracts.
++    Represents collateral received from securities lending transactions.
+++ Wrapper Agreements - Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.
&     Fund has Securities on loan. See Note 6.

128                   See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------

Vantagepoint US Government
Securities Fund

---------------------------------------------------------------------------------------------
   Coupon                                    Maturity
    Rate                                       Date                Face                 Value
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--43.5%
---------------------------------------------------------------------------------------------
U.S. Government Agencies--
Mortgage Backed--43.5%
Federal Home Loan Bank
  4.875%                                    04/16/2004      $ 7,400,000          $  7,480,098
Federal Home Loan Mortgage Corporation
  6.000%                                    10/01/2017        1,905,111             1,999,745
  5.000%                                    05/15/2004        7,400,000             7,506,412
Federal National Mortgage Association
  7.125%                                    06/15/2010        3,500,000             4,120,522
  6.625%                                    10/15/2007-
                                            11/15/2010       17,250,000            19,737,542
  6.000%                                    10/01/2017        4,203,216             4,415,212
  5.625%                                    05/14/2004        7,400,000             7,522,485
  5.500%                                    02/15/2006        7,400,000             7,926,022
  4.375%                                    10/15/2006-
                                            09/15/2012       21,300,000            21,321,080
                                                                                 ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
 (Cost $79,799,111)                                                                82,029,118
                                                                                 ------------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--51.2%
---------------------------------------------------------------------------------------------
U.S. Treasury Bonds--16.6%
U.S. Treasury Bond
  5.000%                                    08/15/2011       25,075,000            26,842,010
  3.875%                                    02/15/2013        4,550,000             4,455,446
                                                                                 ------------
                                                                                   31,297,456
                                                                                 ------------
U.S. Treasury Notes--34.6%
U.S. Treasury Inflation Index Note
  3.375%                                    01/15/2007        8,173,970             8,857,265
  1.875%                                    07/15/2013        5,384,072             5,347,062
U.S. Treasury Note
  6.500%                                    05/15/2005       13,350,000            14,271,991
  6.000%                                    08/15/2009        8,995,000            10,191,407
  5.250%                                    05/15/2004       20,200,000            20,521,160
  3.250%                                    05/31/2004        6,000,000             6,056,958
                                                                                 ------------
                                                                                   65,245,843
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $96,595,205)                                                                96,543,299
                                                                                 ------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS--27.8%
---------------------------------------------------------------------------------------------
Institutional Money Market Funds--1.5%
Merrill Lynch Premier Institutional Fund
  1.037%                                    01/02/2004 +      1,120,108             1,120,108
Merrimac Cash Fund-Premium Class
  0.976%                                    01/02/2004 +      1,738,497             1,738,497
                                                                                 ------------
                                                                                    2,858,605
                                                                                 ------------
Bank & Certificate Deposits/
Offshore Time Deposits--15.7%
Bank of Montreal
  1.060%                                    01/15/2004 +        536,365               536,365
Bank of Montreal
  1.060%                                    02/17/2004 +      1,053,634             1,053,634
Bank of Nova Scotia
  1.080%                                    03/03/2004 +      2,107,269             2,107,269
Citigroup, Inc.
  1.090%                                    02/06/2004 +      2,897,494             2,897,494


---------------------------------------------------------------------------------------------
  Coupon                                     Maturity
   Rate                                        Date                Face                 Value
---------------------------------------------------------------------------------------------
Citigroup, Inc.
  1.090%                                    03/04/2004 +     $1,843,860          $  1,843,860
Compass Securitization
  1.081%                                    01/22/2004 +        526,817               526,817
Credit Agricole Indosuez
  1.080%                                    01/28/2004 +        526,817               526,817
Credit Agricole Indosuez
  0.980%                                    01/02/2004 +      1,580,451             1,580,451
Delaware Funding Corporation
  1.082%                                    01/07/2004 +        263,409               263,409
Den Danske Bank
  1.080%                                    01/20/2004 +      1,053,634             1,053,634
Den Danske Bank
  1.020%                                    01/30/2004 +      1,053,634             1,053,634
Falcon Asset Securitization Corporation
  1.092%                                    01/08/2004 +        524,783               524,783
Falcon Asset Securitization Corporation
  1.091%                                    01/13/2004 +      1,053,634             1,053,634
Fleet National Bank
  1.000%                                    01/21/2004 +      1,053,634             1,053,634
General Electric Capital Corporation
  1.092%                                    01/09/2004 +        737,544               737,544
General Electric Capital Corporation
  1.092%                                    01/28/2004 +      1,317,043             1,317,043
General Electric Capital Corporation
  1.082%                                    01/16/2004 +        526,817               526,817
Govco, Inc.
  1.082%                                    01/28/2004 +      1,051,864             1,051,864
Greyhawk Funding
  1.102%                                    02/09/2004 +        526,817               526,817
Greyhawk Funding
  1.092%                                    02/13/2004 +        790,226               790,226
Liberty Street
  1.081%                                    01/20/2004 +        525,671               525,671
Royal Bank of Canada
  1.050%                                    02/27/2004 +      1,317,043             1,317,043
Royal Bank of Scotland
  1.080%                                    01/09/2004 +      1,317,043             1,317,043
Royal Bank of Scotland
  1.060%                                    04/02/2004 +      1,580,452             1,580,452
Sheffield Receivables Corporation
  1.091%                                    01/06/2004 +      1,316,149             1,316,149
Sheffield Receivables Corporation
  1.081%                                    01/28/2004 +        526,817               526,817
Southtrust Bank
  1.090%                                    02/17/2004 +        526,817               526,817
Toronto Dominion Bank
  1.100%                                    01/08/2004 +      1,317,043             1,317,043
                                                                                  -----------
                                                                                   29,452,781
                                                                                  -----------
Floating Rate Instruments/
Master Notes--10.6%
Bear Stearns & Company
  1.135%                                    06/10/2004 +        526,817               526,817
Bear Stearns & Company
  1.135%                                    09/08/2004 +        526,817               526,817
Credit Suisse First Boston Corporation
  1.040%                                    01/02/2004 +      2,634,086             2,634,086
Goldman Sachs Group, Inc.
  1.060%                                    01/05/2004 +      1,580,451             1,580,451
Goldman Sachs Group, Inc.
  1.040%                                    01/02/2004 +      3,160,903             3,160,903
Goldman Sachs Group, Inc.
  1.040%                                    01/30/2004 +      1,053,634             1,053,634
Golman Sachs Group, Inc.
  0.955%                                    01/02/2004 +      2,634,086             2,634,086
Liberty Lighthouse Funding
  1.138%                                    01/15/2004 +        526,817               526,817

See accompanying notes to financial statements.
                                                                            129

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund

--------------------------------------------------------------------------------------
    Coupon                                   Maturity
     Rate                                      Date                Face          Value
--------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
--------------------------------------------------------------------------------------
Merrill Lynch & Company, Inc.
  1.040%                                    01/02/2004 +     $2,370,677   $  2,370,677
Morgan Stanley
  1.080%                                    01/29/2004 +      1,211,679      1,211,679
Morgan Stanley
  1.050%                                    06/14/2004 +      1,843,860      1,843,860
Morgan Stanley
  1.050%                                    09/10/2004 +      1,317,043      1,317,043
Morgan Stanley
  1.050%                                    06/21/2004 +        632,181        632,181
                                                                          ------------
                                                                            20,019,051
                                                                          ------------
TOTAL CASH EQUIVALENTS
 (Cost $52,330,437)                                                         52,330,437
                                                                          ------------
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.7%
--------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 12/31/2003 due
  01/02/2004, with a
  maturity value of
  $5,095,852 and an
  effective yield of 0.75%
  collateralized by a U.S.
  Government Obligation
  with a rate of 3.63%,
  maturity date of
  05/01/2028 and a market
  value of $5,350,586.                                        5,095,640      5,095,640
                                                                          ------------
TOTAL INVESTMENTS---125.2%
 (Cost $233,820,393)                                                       235,998,494
Other assets less liabilities--(25.2%)                                     (47,452,363)
                                                                          ------------
NET ASSETS--100.0%                                                        $188,546,131
                                                                          ============

Notes to the Schedule of Investments:
+    Represents collateral received from securities lending transactions.
&    Fund has Securities on loan. See Note 6.

130                   See accompanying notes to financial statements

Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                              Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--73.5%
-------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.                 *    21,700          $    338,520
Monster Worldwide, Inc.                 *     6,200               136,152
Omnicom Group                                10,600               925,698
                                                             ------------
                                                                1,400,370
                                                             ------------
Aerospace & Defense--1.1%
Boeing Company                               46,692             1,967,601
General Dynamics Corporation                 11,100             1,003,329
Honeywell International, Inc.                47,925             1,602,133
Lockheed Martin Corporation                  25,100             1,290,140
Northrop Grumman
  Corporation                                10,296               984,298
Raytheon Company                             22,600               678,904
Rockwell Collins, Inc.                       10,400               312,312
Textron, Inc.                                 7,700               439,362
                                                             ------------
                                                                8,278,079
                                                             ------------
Airlines--0.1%
Delta Air Lines, Inc.                         6,400                75,584
Southwest Airlines, Inc.                     43,912               708,740
                                                             ------------
                                                                  784,324
                                                             ------------
Automotive--0.8%
Cooper Tire & Rubber
  Company                                     4,200                89,796
Dana Corporation                              8,324               152,745
Delphi Corporation                           30,335               309,720
Ford Motor Company                          100,846             1,613,536
General Motors Corporation                   31,000             1,655,400
Genuine Parts Company                         9,425               312,910
Goodyear Tire & Rubber
  Company                               *     9,300                73,098
Harley-Davidson, Inc.                        16,800               798,504
ITT Industries, Inc.                          5,200               385,892
Johnson Controls, Inc.                        5,000               580,600
Navistar International
  Corporation                           *     3,700               177,193
Visteon Corporation                           8,204                85,404
                                                             ------------
                                                                6,234,798
                                                             ------------
Banking--6.3%
Amsouth Bancorp                              19,700               482,650
BB&T Corporation                             31,200             1,205,568
Bank of America Corporation                  83,916             6,749,364
Bank of New York
  Company, Inc.                              42,900             1,420,848
Bank One Corporation                         64,169             2,925,465
Capital One Financial
  Corporation                                12,700               778,383
Charter One Financial, Inc.                  13,155               454,505
Comerica, Inc.                                9,650               540,979
Fifth Third Bancorp                          32,268             1,907,039
First Tennessee National
  Corporation                                 7,000               308,700
Fleet Boston Financial
  Corporation                                59,087             2,579,148
Golden West Financial
  Corporation                                 8,500               877,115
Huntington Bancshares, Inc.                  12,836               288,810
J.P. Morgan Chase &
  Company                                   114,100             4,190,893
KeyCorp                                      24,400               715,408
MBNA Corporation                             72,940             1,812,559
Marshall & Ilsley Corporation                12,000               459,000
Mellon Financial Corporation                 24,500               786,695


-------------------------------------------------------------------------

                                             Shares                 Value
-------------------------------------------------------------------------
National City Corporation                    33,700          $  1,143,778
North Fork
  Bancorporation, Inc.                        9,000               364,230
Northern Trust Corporation                   12,800               594,176
PNC Financial Services Group                 16,200               886,626
Regions Financial Corporation                12,400               461,280
Safeco Corporation                            7,600               295,868
SLM Corporation                              25,800               972,144
Southtrust Corporation                       20,000               654,600
State Street Corporation                     18,700               973,896
Suntrust Banks, Inc.                         16,000             1,144,000
Synovus Financial Corporation                17,100               494,532
U.S. Bancorp                                107,805             3,210,433
Union Planters Corporation                   11,150               351,113
Wachovia Corporation                         74,384             3,465,551
Wells Fargo & Company                        94,060             5,539,193
Zions Bancorporation                          5,500               337,315
                                                             ------------
                                                               49,371,864
                                                             ------------
Beverages, Food & Tobacco--4.0%
Adolph Coors Company
  Class B                                     2,100               117,810
Altria Group, Inc.                          113,700             6,187,554
Anheuser Busch
  Companies, Inc.                            46,900             2,470,692
Archer-Daniels-Midland
  Company                                    35,824               545,241
Brown Forman Corporation
  Class B                                     3,700               345,765
Campbell Soup Company                        23,500               629,800
Coca Cola Company                           138,400             7,023,800
Coca Cola Enterprises, Inc.                  25,600               559,872
Conagra, Inc.                                30,800               812,812
General Mills, Inc.                          20,700               937,710
Heinz HJ Company                             19,350               704,920
Hershey Foods Corporation                     7,400               569,726
Kellogg Company                              22,500               856,800
Kroger Company                          *    42,400               784,824
McCormick & Company, Inc.                     7,800               234,780
Pepsi Bottling Group,
  Inc. (The)                                 15,600               377,208
PepsiCo, Inc.                                97,030             4,523,539
R.J. Reynolds Tobacco
  Holdings, Inc.                              5,000               290,750
Sara Lee Corporation                         44,700               970,437
Supervalu, Inc.                               7,600               217,284
Sysco Corporation                            36,900             1,373,787
UST, Inc.                                     9,800               349,762
WM Wrigley Jr. Company                       12,900               725,109
                                                             ------------
                                                               31,609,982
                                                             ------------
Bio-Technology--0.1%
Chiron Corporation                      *    10,900               621,191
                                                             ------------
Building Materials--0.9%
Home Depot, Inc.                            129,100             4,581,759
Louisiana Pacific
  Corporation                           *     6,000               107,280
Lowe's Companies, Inc.                       43,800             2,426,082
Vulcan Materials Company                      5,500               261,635
                                                             ------------
                                                                7,376,756
                                                             ------------
Chemicals--1.1%
Air Products & Chemicals, Inc.               12,500               660,375
Avery-Dennison Corporation                    6,400               358,528
BF Goodrich Company                           5,800               172,202
Clorox Company                               12,700               616,712
Dow Chemical Company (The)                   51,436             2,138,195

                                                                        131
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Schedule of Investments--(Continued)
December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                    Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours                         55,800          $  2,560,662
Eastman Chemical Company                           4,375               172,944
Engelhard Corporation                              6,637               198,778
Great Lakes Chemical
  Corporation                                      2,900                78,851
Hercules, Inc.                               *     6,100                74,420
International Flavors &
  Fragrances                                       5,400               188,568
Praxair, Inc.                                     18,200               695,240
Rohm & Haas Company                               12,075               515,723
Tupperware Corporation                             3,200                55,488
                                                                  ------------
                                                                     8,486,686
                                                                  ------------
Commercial Services--0.9%
Allied Waste Industries, Inc.                *    11,900               165,172
Cendant Corporation                          *    56,000             1,247,120
Cintas Corporation                                 9,200               461,196
Concord EFS, Inc.                            *    28,800               427,392
Convergys Corporation                        *     9,400               164,124
Deluxe Corporation                                 3,400               140,522
Equifax, Inc.                                      8,700               213,150
Fluor Corporation                                  4,400               174,416
Halliburton Company                               24,600               639,600
Monsanto Company                                  15,549               447,500
Paychex, Inc.                                     21,450               797,940
ProLogis                                          10,000               320,900
Robert Half
  International, Inc.                        *     9,500               221,730
RR Donnelley & Sons
  Company                                          6,600               198,990
Ryder System, Inc.                                 3,300               112,695
Waste Management, Inc.                            33,227               983,519
                                                                  ------------
                                                                     6,715,966
                                                                  ------------
Communications--0.4%
ADC Telecommunications,
  Inc.                                       *    43,000               127,710
Andrew Corporation                           *     8,587                98,836
Avaya, Inc.                                  *    21,468               277,796
JDS Uniphase Corporation                     *    76,300               278,495
Network Appliance, Inc.                      *    19,400               398,282
Nextel Communications,
  Inc. Class A                               *    57,800             1,621,868
Scientific Atlanta, Inc.                           8,400               229,320
Tellabs, Inc.                                *    22,200               187,146
                                                                  ------------
                                                                     3,219,453
                                                                  ------------
Computer Software & Processing--4.2%
Adobe Systems, Inc.                               12,800               503,040
Autodesk, Inc.                                     7,000               172,060
Automatic Data
  Processing, Inc.                                34,200             1,354,662
BMC Software, Inc.                           *    13,300               248,045
Citrix Systems, Inc.                         *    10,200               216,342
Computer Associates
  International, Inc.                             33,025               902,903
Compuware Corporation                        *    20,200               122,008
Electronic Arts, Inc.                        *    16,400               783,592
Electronic Data Systems
  Corporation                                     27,100               665,034
First Data Corporation                            42,600             1,750,434
Fiserv, Inc.                                 *    11,000               434,610
Intuit, Inc.                                 *    11,500               608,465
Mercury Interactive
  Corporation                                *     4,400               214,016
Microsoft Corporation                            606,400            16,700,256


--------------------------------------------------------------------------------

                                                  Shares                Value
--------------------------------------------------------------------------------
NCR Corporation                            *       5,800          $    225,040
Novell, Inc.                               *      19,600               206,192
NVIDIA Corporation                         *       8,300               192,975
Oracle Corporation                         *     295,420             3,899,544
Parametric Technology
  Corporation                              *      16,400                64,616
PeopleSoft, Inc.                           *      20,400               465,120
Siebel Systems, Inc.                       *      27,500               381,425
Sun Microsystems, Inc.                     *     180,800               811,792
Sungard Data Systems, Inc.                 *      15,500               429,505
Symantec Corporation                       *      16,400               568,260
Unisys Corporation                         *      17,800               264,330
Veritas Software
  Corporation                              *      23,333               867,054
                                                                  ------------
                                                                    33,051,320
                                                                  ------------
Computers & Information--6.0%
Apple Computer, Inc.                       *      19,600               418,852
Cisco Systems, Inc.                        *     387,300             9,407,517
Computer Sciences
  Corporation                              *      10,500               464,415
Comverse Technology, Inc.                  *      11,200               197,008
Dell, Inc.                                 *     144,300             4,900,428
EMC Corporation                            *     134,800             1,741,616
Gateway, Inc.                              *      18,200                83,720
Hewlett-Packard Company                          172,096             3,953,045
IMS Health, Inc.                                  13,725               341,204
Intel Corporation                                365,100            11,756,220
International Business
  Machines Corporation                            97,000             8,989,960
International Game
  Technology                                      20,000               714,000
Jabil Circuit, Inc.                        *      10,900               308,470
Lexmark International
  Group, Inc.                              *       7,200               566,208
Micron Technology, Inc.                    *      33,300               448,551
Pitney Bowes, Inc.                                13,200               536,184
Sabre Holdings Corporation                         7,930               171,209
Symbol Technologies, Inc.                         12,700               214,503
Yahoo!, Inc.                               *      36,300             1,639,671
                                                                  ------------
                                                                    46,852,781
                                                                  ------------
Construction--0.1%
Centex Corporation                                 3,700               398,305
KB Home                                            2,700               195,804
Pulte Corporation                                  3,100               290,222
                                                                  ------------
                                                                       884,331
                                                                  ------------
Containers & Packaging--0.1%
Ball Corporation                                   3,400               202,538
Bemis Company                                      3,000               150,000
Pactiv Corporation                         *       8,300               198,370
Sealed Air Corporation                     *       5,065               274,219
                                                                  ------------
                                                                       825,127
                                                                  ------------
Cosmetics & Personal Care--1.6%
Alberto Culver Company
  Class B                                          3,200               201,856
Avon Products, Inc.                               13,000               877,370
Colgate-Palmolive Company                         30,200             1,511,510
Ecolab, Inc.                                      14,800               405,076
Gillette Company                                  57,400             2,108,302
Procter & Gamble Company                          72,600             7,251,288
                                                                  ------------
                                                                    12,355,402
                                                                  ------------

132
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Schedule of Investments--(Continued)
December 31, 2003

-------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                              Shares                 Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Diversified--3.2%
3M Company                                   44,000          $  3,741,320
General Electric Company                    561,400            17,392,172
Loews Corporation                            10,900               539,005
Newell Rubbermaid, Inc.                      15,360               349,747
PerkinElmer, Inc.                             6,900               117,783
Temple Inland, Inc.                           3,000               188,010
Tyco International Ltd.                     111,549             2,956,049
                                                             ------------
                                                               25,284,086
                                                             ------------
Education--0.1%
Apollo Group, Inc. Class A              *     9,500               646,000
                                                             ------------
Electric Utilities--0.3%
Allegheny Energy, Inc.                  *     6,800                86,768
Exelon Corporation                           18,262             1,211,866
Pinnacle West Capital
  Corporation                                 5,100               204,102
Progress Energy, Inc.                        13,300               601,958
TECO Energy, Inc.                            10,900               157,069
Xcel Energy, Inc.                            21,870               371,353
                                                             ------------
                                                                2,633,116
                                                             ------------
Electrical Equipment--0.0%
Cooper Industries Ltd. Class A                4,800               278,064
                                                             ------------
Electronics--2.2%
Advanced Micro Devices, Inc.            *    19,900               296,510
Agilent Technologies, Inc.              *    26,469               773,954
Altera Corporation                      *    21,000               476,700
American Power Conversion
  Corporation                                11,300               276,285
Analog Devices, Inc.                         20,800               949,520
Applied Micro Circuits
  Corporation                           *    15,400                92,092
Broadcom Corporation
  Class A                               *    15,100               514,759
Emerson Electric Company                     23,400             1,515,150
LSI Logic Corporation                   *    19,900               176,513
Linear Technology Corporation                17,500               736,225
Maxim Integrated Products, Inc.              18,500               921,300
Molex, Inc.                                  10,575               368,962
Motorola, Inc.                              129,090             1,816,296
National Semiconductor
  Corporation                           *     9,500               374,395
Novellus System, Inc.                   *     7,800               327,990
PMC-Sierra, Inc.                        *     9,600               193,440
Power-One, Inc.                         *     3,800                41,154
Qlogic Corporation                      *     5,500               283,800
Qualcomm, Inc.                               44,200             2,383,706
Sanmina Corporation                     *    30,000               378,300
Solectron Corporation                   *    47,200               278,952
Teradyne, Inc.                          *     9,800               249,410
Texas Instruments, Inc.                      97,000             2,849,860
Thomas & Betts Corporation                    3,200                73,248
Xilinx, Inc.                            *    19,100               739,934
                                                             ------------
                                                               17,088,455
                                                             ------------
Entertainment & Leisure--1.2%
Carnival Corporation                         35,200             1,398,496
Harrah's Entertainment, Inc.                  6,050               301,108
Hasbro, Inc.                                  9,775               208,012
Mattel, Inc.                                 23,678               456,275
The Walt Disney Company                     113,900             2,657,287
Time Warner, Inc.                       *   252,610             4,544,454
                                                             ------------
                                                                9,565,632
                                                             ------------

-------------------------------------------------------------------------

                                             Shares                Value
-------------------------------------------------------------------------
Financial Services--5.3%
American Express Company                     72,900          $  3,515,967
Bear Stearns Company, Inc.                    5,533               442,363
Citigroup, Inc.                             288,848            14,020,682
Countrywide Financial
  Corporation                                 9,733               738,248
Federal Home Loan Mortgage
  Corporation                                38,900             2,268,648
Federal National Mortgage
  Association                                55,000             4,128,300
Federated Investors, Inc.
  Class B                                     6,100               179,096
Franklin Resources, Inc.                     14,100               734,046
Goldman Sachs Group, Inc.                    26,500             2,616,345
H&R Block, Inc.                              10,700               592,459
Janus Capital Group, Inc.                    12,300               201,843
Lehman Brothers, Inc.                        15,400             1,189,188
Merrill Lynch & Company, Inc.                51,900             3,043,935
Moody's Corporation                           8,700               526,785
Morgan Stanley                               61,530             3,560,741
Paccar, Inc.                                  6,315               537,533
Providian Financial
  Corporation                         *      16,500               192,060
Schwab (Charles) Corporation                 75,722               896,548
T. Rowe Price Group, Inc.                     6,700               317,647
Washington Mutual, Inc.                      52,314             2,098,838
Worthington Industries, Inc.                  4,975                89,699
                                                             ------------
                                                               41,890,971
                                                             ------------
Food Retailers--0.1%
Albertson's, Inc.                            20,642               467,541
Winn Dixie, Inc.                              8,200                81,590
                                                             ------------
                                                                  549,131
                                                             ------------
Forest Products & Paper--0.6%
Boise Cascade Corporation                     3,200               105,152
Georgia-Pacific Group                        14,038               430,545
International Paper Company                  27,502             1,185,611
Kimberly-Clark Corporation                   28,620             1,691,156
MeadWestvaco Corporation                     10,814               321,716
Plum Creek Timber
  Company, Inc.                               9,500               289,275
Weyerhaeuser Company                         12,400               793,600
                                                             ------------
                                                                4,817,055
                                                             ------------
Health Care Providers--0.6%
Express Scripts, Inc. Class A         *       4,400               292,292
HCA, Inc.                                    28,677             1,231,964
Health Management
  Associates, Inc.                           13,300               319,200
Manor Care, Inc.                              5,100               176,307
Quest Diagnostics, Inc.               *       5,900               431,349
Tenet Healthcare
  Corporation                         *      27,150               435,757
UnitedHealth Group, Inc.                     33,200             1,931,576
                                                             ------------
                                                                4,818,445
                                                             ------------
Heavy Machinery--1.4%
American Standard
  Companies, Inc.                     *       4,000               402,800
Applied Materials, Inc.               *      92,800             2,083,360
Baker Hughes, Inc.                           19,280               620,045
Black & Decker Corporation                    4,200               207,144
Caterpillar, Inc.                            19,100             1,585,682
Cummins, Inc.                                 2,300               112,562
Deere & Company                              13,500               878,175
Dover Corporation                            11,000               437,250


                                                                        133
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Schedule of Investments--(Continued)
December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                     Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Eaton Corporation                                    4,200          $    453,516
Grainger WW, Inc.                                    5,600               265,384
Ingersoll-Rand Company
  Class A                                            9,150               621,102
Pall Corporation                                     6,766               181,532
Parker-Hannifin Corporation                          6,925               412,037
Rockwell International
  Corporation                                       10,400               370,240
Stanley Works                                        5,200               196,924
United Technologies
  Corporation                                       26,300             2,492,451
                                                                    ------------
                                                                      11,320,204
                                                                    ------------
Home Furnishings & Appliances--0.2%
Corning, Inc.                                  *    71,100               741,573
Leggett & Platt, Inc.                               10,700               231,441
Maytag Corporation                                   4,400               122,540
Whirlpool Corporation                                3,600               261,540
                                                                    ------------
                                                                       1,357,094
                                                                    ------------
Household Products--0.3%
Fortune Brands, Inc.                                 8,100               579,069
Illinois Tool Works, Inc.                           17,300             1,451,643
PPG Industries, Inc.                                 9,124               584,118
Snap-On, Inc.                                        3,250               104,780
                                                                    ------------
                                                                       2,719,610
                                                                    ------------
Insurance--3.8%
ACE Ltd. (Bermuda)                                  14,500               600,590
AFLAC Corporation                                   28,900             1,045,602
Aetna, Inc.                                          8,537               576,930
Allstate Corporation                                39,538             1,700,925
Ambac Financial Group, Inc.                          5,750               398,992
American International
  Group, Inc.                                      146,390             9,702,729
Anthem, Inc.                                   *     7,900               592,500
Aon Corporation                                     17,425               417,155
Chubb Corporation                                   10,360               705,516
Cigna Corporation                                    8,000               460,000
Cincinnati Financial
  Corporation                                        8,800               368,544
Hartford Financial Services
  Group                                             15,600               920,868
Humana, Inc.                                   *     9,600               219,360
Jefferson Pilot Corporation                          8,187               414,672
John Hancock Financial
  Services, Inc.                                    16,200               607,500
Lincoln National Corporation                        10,000               403,700
MBIA, Inc.                                           8,050               476,802
MGIC Investment Corporation                          5,900               335,946
Marsh & McLennan
  Companies, Inc.                                   29,600             1,417,544
Medco Health Solutions, Inc.                   *    15,195               516,478
Metlife, Inc.                                       42,600             1,434,342
Principal Financial Group, Inc.                     18,900               625,023
Progressive Corporation                             12,000             1,003,080
Prudential Financial, Inc.                          30,900             1,290,693
St. Paul Companies, Inc.                            12,204               483,889
Torchmark Corporation                                6,700               305,118
Travelers Property Casualty
  Corporation Class B                               56,353               956,310
UnumProvident Corporation                           16,118               254,181
Wellpoint Health Networks                      *     8,000               775,920
XL Capital Ltd. Class A
  (Bermuda)                                          7,500               581,625
                                                                    ------------
                                                                      29,592,534
                                                                    ------------


--------------------------------------------------------------------------------

                                                    Shares                 Value
--------------------------------------------------------------------------------
Lodging--0.2%
Hilton Hotels Corporation                           20,800          $    356,304
Marriott International Class A                      13,000               600,600
Starwood Hotels & Resorts
  Worldwide, Inc.                                   10,800               388,476
                                                                    ------------
                                                                       1,345,380
                                                                    ------------
Media--Broadcasting & Publishing--1.9%
American Greetings
  Corporation Class A                        *       3,300                72,171
Clear Channel
  Communications                                    34,800             1,629,684
Comcast Corporation
  Class A                                    *     126,380             4,154,111
Dow Jones & Company, Inc.                            4,600               229,310
Gannett Company, Inc.                               15,100             1,346,316
Knight Ridder, Inc.                                  4,900               379,113
McGraw-Hill Companies, Inc.                         11,100               776,112
Meredith Corporation                                 2,900               141,549
New York Times Company
  Class A                                            8,200               391,878
Tribune Company                                     17,067               880,657
Univision Communications,
  Inc.                                       *      18,000               714,420
Viacom, Inc. Class B                                98,881             4,388,339
                                                                    ------------
                                                                      15,103,660
                                                                    ------------
Medical Equipment & Supplies--2.8%
Allergan, Inc.                                       7,100               545,351
Applied Biosystems Group--
  Applera Corporation                               12,400               256,804
Bard C.R., Inc.                                      2,600               211,250
Bausch & Lomb, Inc.                                  3,406               176,771
Baxter International, Inc.                          33,900             1,034,628
Becton Dickinson & Company                          14,000               575,960
Biomet, Inc.                                        14,525               528,855
Boston Scientific
  Corporation                                *      46,400             1,705,664
Guidant Corporation                                 17,400             1,047,480
Johnson & Johnson                                  166,688             8,611,102
KLA-Tencor Corporation                       *      10,700               627,769
Medtronics, Inc.                                    68,700             3,339,507
St. Jude Medical, Inc.                       *      10,100               619,635
Stryker Corporation                                 11,200               952,112
Tektronix, Inc.                                      5,400               170,640
Thermo Electron
  Corporation                                *       9,100               229,320
Waters Corporation                           *       7,100               235,436
Zimmer Holdings, Inc.                        *      12,690               893,376
                                                                    ------------
                                                                      21,761,660
                                                                    ------------
Metals & Mining--0.7%
Alcoa, Inc.                                         47,260             1,795,880
Allegheny Technologies, Inc.                         4,483                59,265
Crane Company                                        3,325               102,211
Danaher Corporation                                  8,600               789,050
Freeport-McMoRan Copper &
  Gold, Inc.                                         8,400               353,892
Masco Corporation                                   26,800               734,588
Newmont Mining Corporation                          24,168             1,174,806
Nucor Corporation                                    4,600               257,600
Phelps Dodge Corporation                     *       4,828               367,363
United States Steel
  Corporation                                        5,020               175,800
                                                                    ------------
                                                                       5,810,455
                                                                    ------------

December 31, 2003

---------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                      Shares                 Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Office Equipment & Supplies--0.1%
Xerox Corporation                               *    41,700          $    575,460
                                                                     ------------
Oil & Gas--4.3%
Amerada Hess Corporation                              4,800               255,216
Anadarko Petroleum
  Corporation                                        14,270               727,913
Apache Corporation                                    8,946               725,521
Ashland, Inc.                                         4,000               176,240
BJ Services Company                             *     8,500               305,150
Burlington Resources, Inc.                           11,002               609,291
ChevronTexaco Corporation                            59,690             5,156,619
ConocoPhillips                                       38,009             2,492,250
Devon Energy Corporation                             12,899               738,597
Dynegy, Inc. Class A                            *    20,400                87,312
EOG Resources, Inc.                                   6,300               290,871
El Paso Corporation                                  33,677               275,815
Exxon Mobil Corporation                             372,058            15,254,378
Kerr-McGee Corporation                                5,471               254,347
KeySpan Corporation                                   8,800               323,840
Kinder Morgan, Inc.                                   6,600               390,060
Marathon Oil Corporation                             17,800               589,002
Nabors Industries Ltd.                          *     7,600               315,400
Nicor, Inc.                                           2,600                88,504
Noble Corporation                               *     7,200               257,616
Occidental Petroleum
  Corporation                                        21,490               907,738
Peoples Energy Corporation                            2,000                84,080
Rowan Companies, Inc.                           *     5,400               125,118
Schlumberger Ltd.                                    32,900             1,800,288
Sempra Energy                                        11,269               338,746
Sunoco, Inc.                                          4,600               235,290
Transocean, Inc.                                *    18,311               439,647
Unocal Corporation                                   14,710               541,769
Williams Companies, Inc.                             29,600               290,672
                                                                     ------------
                                                                       34,077,290
                                                                     ------------
Pharmaceuticals--6.1%
Abbott Laboratories                                  87,700             4,086,820
AmerisourceBergen
  Corporation                                         6,200               348,130
Amgen, Inc.                                     *    72,344             4,470,859
Biogen Idec, Inc.                               *    18,330               674,177
Bristol-Myers Squibb
  Company                                           108,200             3,094,520
Cardinal Health, Inc.                                25,050             1,532,058
Eli Lilly & Company                                  62,900             4,423,757
Forest Laboratories, Inc.                       *    20,400             1,260,720
Genzyme Corporation                             *    12,200               601,948
King Pharmaceuticals, Inc.                      *    14,166               216,173
McKesson HBOC, Inc.                                  16,489               530,286
MedImmune, Inc.                                 *    14,200               360,680
Merck & Company, Inc.                               126,000             5,821,200
Millipore Corporation                           *     2,500               107,625
Pfizer, Inc.                                        428,192            15,128,023
Schering-Plough Corporation                          81,700             1,420,763
Sigma Aldrich Corporation                             4,000               228,720
Watson Pharmaceutical, Inc.                     *     6,400               294,400
Wyeth                                                74,600             3,166,770
                                                                     ------------
                                                                       47,767,629
                                                                     ------------
Photographic Equipment & Supplies--0.1%
Eastman Kodak Company                                16,000               410,720
                                                                     ------------


---------------------------------------------------------------------------------

                                                     Shares                 Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Real Estate--0.2%
Apartment Investment &
  Management Company
  Class A REIT                                        5,200          $    179,400
Equity Office Properties Trust
  REIT                                               22,600               647,490
Equity Residential Properties
  Trust REIT                                         14,900               439,699
Simon Property Group, Inc.
  REIT                                               10,600               491,204
                                                                     ------------
                                                                        1,757,793
                                                                     ------------
Restaurants--0.5%
Darden Restaurants, Inc.                             10,200               214,608
McDonald's Corporation                               71,700             1,780,311
Starbucks Corporation                         *      22,000               727,320
Wendy's International, Inc.                           7,000               274,680
Yum! Brands, Inc.                             *      15,900               546,960
                                                                     ------------
                                                                        3,543,879
                                                                     ------------
Retailers--4.2%
AutoNation, Inc.                              *      17,500               321,475
Autozone, Inc.                                *       5,000               426,050
Bed Bath & Beyond, Inc.                       *      16,700               723,945
Best Buy Company, Inc.                               18,000               940,320
Big Lots, Inc.                                *       6,400                90,944
CVS Corporation                                      21,600               780,192
Circuit City Stores                                  11,900               120,547
Costco Wholesale
  Corporation                                 *      25,776               958,352
Dillards, Inc. Class A                                5,100                83,946
Dollar General Corporation                           17,940               376,561
Ebay, Inc.                                    *      35,600             2,299,404
Family Dollar Stores, Inc.                            9,400               337,272
Federated Department Stores                          10,500               494,865
Gap, Inc.                                            49,487             1,148,593
J.C. Penney Company, Inc.                            14,300               375,804
Kohls Corporation                             *      18,600               835,884
Limited Brands, Inc.                                 29,400               530,082
May Department Stores
  Company                                            16,100               468,027
Nordstrom, Inc.                                       7,700               264,110
Office Depot, Inc.                            *      16,600               277,386
RadioShack Corporation                               10,400               319,072
Safeway, Inc.                                 *      25,900               567,469
Sears, Roebuck & Company                             16,000               727,840
Sherwin Williams Company                              8,200               284,868
Staples, Inc.                                 *      27,400               748,020
TJX Companies, Inc.                                  28,700               632,835
Target Corporation                                   51,200             1,966,080
Tiffany & Company                                     8,600               388,720
Toys 'R' Us, Inc.                             *      10,800               136,512
Walgreen Company                                     57,000             2,073,660
Wal-Mart Stores, Inc.                               242,900            12,885,845
                                                                     ------------
                                                                       32,584,680
                                                                     ------------
Telecommunications--2.4%
Alltel Corporation                                   17,700               824,466
AT&T Corporation                                     44,567               904,710
AT&T Wireless
  Services, Inc.                              *     150,376             1,201,504
BellSouth Corporation                               103,800             2,937,540
Centurytel, Inc.                                      7,700               251,174
Ciena Corporation                             *      26,500               175,960
Citizens Communications
  Company                                     *      16,700               207,414
Lucent Technologies, Inc.
                                              *     231,819               658,366

December 31, 2003

----------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                 Shares           Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Qwest Communications
  International, Inc.                      *    95,429    $    412,253
SBC Communications, Inc.                       187,652       4,892,088
Sprint Corporation
  (FON Group)                                   50,900         835,778
Sprint Corporation
  (PCS Group)                              *    56,400         316,968
Verizon Communications                         154,471       5,418,843
                                                          ------------
                                                            19,037,064
                                                          ------------
Textiles, Clothing & Fabrics--0.2%
Jones Apparel Group, Inc.                        6,800         239,564
Liz Claiborne, Inc.                              6,000         212,760
Nike, Inc. Class B                              14,800       1,013,208
Reebok International Ltd.                        3,200         125,824
VF Corporation                                   6,000         259,440
                                                          ------------
                                                             1,850,796
                                                          ------------
Transportation--1.1%
Brunswick Corporation                            5,100         162,333
Burlington Northern Santa Fe                    21,156         684,397
CSX Corporation                                 12,500         449,250
FedEx Corporation                               17,040       1,150,200
Norfolk Southern Corporation                    21,200         501,380
Union Pacific Corporation                       14,200         986,616
United Parcel Service, Inc.
  Class B                                       63,200       4,711,560
                                                          ------------
                                                             8,645,736
                                                          ------------
Utilities--1.5%
AES Corporation                            *    34,400         324,736
Ameren Corporation                               9,000         414,000
American Electric Power
  Company, Inc.                                 21,760         663,898
CMS Energy Corporation                     *     7,600          64,752
Calpine Corporation                        *    18,100          87,061
CenterPoint Energy, Inc.                        17,426         168,858
Cinergy Corporation                              9,500         368,695
Consolidated Edison, Inc.                       12,500         537,625
Constellation Energy Group                       8,900         348,524
DTE Energy Company                               9,700         382,180
Dominion Resources, Inc.                        18,271       1,166,238
Duke Energy Corporation                         50,624       1,035,261
Edison International                       *    17,700         388,161
Entergy Corporation                             12,700         725,551
FPL Group, Inc.                                 10,100         660,742
Firstenergy Corporation                         18,073         636,170
NiSource, Inc.                                  14,202         311,592
PG&E Corporation                           *    22,600         627,602
PPL Corporation                                 10,000         437,500
Public Service Enterprise
  Group, Inc.                                   12,500         547,500
Southern Company                                40,100       1,213,025
TXU Corporation                                 18,667         442,781
                                                          ------------
                                                            11,552,452
                                                          ------------
TOTAL COMMON STOCKS
 (Cost $534,865,935)                                       576,453,481
                                                          ------------

--------------------------------------------------------------------

    Coupon         Maturity
     Rate            Date                   Face           Value
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.3%
--------------------------------------------------------------------
U.S. Treasury Bonds--15.3%
U.S. Treasury Bond
  12.500%        08/15/2014       $ 2,285,000    $  3,343,332
  12.000%        08/15/2013           205,000         283,301
  10.625%        08/15/2015         4,865,000       7,574,961
   8.875%        08/15/2017         6,077,000       8,608,453
   8.750%        05/15/2017-
                 08/15/2020         4,515,000       6,370,223
   8.125%        08/15/2019-
                 08/15/2021        10,130,000      13,745,508
   8.000%        11/15/2021   **   10,015,000      13,528,862
   7.875%        02/15/2021         1,000,000       1,330,821
   7.625%        11/15/2022         2,875,000       3,766,477
   7.250%        05/15/2016   **   10,175,000      12,696,100
   7.250%        08/15/2022         1,680,000       2,120,803
   7.125%        02/15/2023         1,290,000       1,610,435
   6.875%        08/15/2025         7,180,000       8,785,685
   6.750%        08/15/2026         4,000,000       4,842,188
   6.250%        08/15/2023-
                 05/15/2030        11,850,000      13,625,957
   6.125%        11/15/2027         1,680,000       1,894,595
   5.250%        11/15/2028   **   10,740,000      10,820,980
   5.250%        02/15/2029         4,925,000       4,970,019
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $118,241,575)                              119,918,700
                                                 ------------
--------------------------------------------------------------------
COMMERCIAL PAPER--6.9%
--------------------------------------------------------------------
Banking--4.6%
Amstel Funding Corp.
   1.170%        05/28/2004        10,000,000       9,951,900
Citicorp
   1.070%        01/02/2004        11,156,000      11,155,669
Fortis Funding LLC
   1.080%        01/30/2004        15,000,000      14,986,950
                                                 ------------
                                                   36,094,519
                                                 ------------
Financial Services--2.3%
Govco, Inc.
   1.070%        01/12/2004        18,000,000      17,994,115
                                                 ------------
TOTAL COMMERCIAL PAPER
 (Cost $54,088,633)                                54,088,634
                                                 ------------
--------------------------------------------------------------------
CASH EQUIVALENTS--7.6%
--------------------------------------------------------------------
Institutional Money Market Funds--0.4%
Merrill Lynch Premier Institutional Fund
   1.037%        01/02/2004 +       1,280,529       1,280,529
Merrimac Cash Fund-Premium Class
   0.976%        01/02/2004 +       1,987,483       1,987,483
                                                 ------------
                                                    3,268,012
                                                 ------------

December 31, 2003
--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund

-------------------------------------------------------------------------------------------
   Coupon                                  Maturity
    Rate                                     Date               Face                  Value
-------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------------------------------------
Bank & Certificate Deposits/
Offshore Time Deposits--4.3%
Bank of Montreal
  1.060%                                  01/15/2004 +    $  613,183           $    613,183
Bank of Montreal
  1.060%                                  02/17/2004 +     1,204,535              1,204,535
Bank of Nova Scotia
  1.080%                                  03/03/2004 +     2,409,070              2,409,070
Citigroup, Inc.
  1.090%                                  02/06/2004 +     3,312,472              3,312,472
Citigroup, Inc.
  1.090%                                  03/04/2004 +     2,107,936              2,107,936
Compass Securitization
  1.081%                                  01/22/2004 +       602,267                602,267
Credit Agricole Indosuez
  1.080%                                  01/28/2004 +       602,267                602,267
Credit Agricole Indosuez
  0.980%                                  01/02/2004 +     1,806,803              1,806,803
Delaware Funding Corporation
  1.082%                                  01/07/2004 +       301,134                301,134
Den Danske Bank
  1.080%                                  01/20/2004 +     1,204,535              1,204,535
Den Danske Bank
  1.020%                                  01/30/2004 +     1,204,535              1,204,535
Falcon Asset Securitization Corporation
  1.092%                                  01/08/2004 +       599,943                599,943
Falcon Asset Securitization Corporation
  1.091%                                  01/13/2004 +     1,204,535              1,204,535
Fleet National Bank
  1.000%                                  01/21/2004 +     1,204,535              1,204,535
General Electric Capital Corporation
  1.092%                                  01/09/2004 +       843,175                843,175
General Electric Capital Corporation
  1.092%                                  01/28/2004 +     1,505,669              1,505,669
General Electric Capital Corporation
  1.082%                                  01/16/2004 +       602,267                602,267
Govco, Inc.
  1.082%                                  01/28/2004 +     1,202,511              1,202,511
Greyhawk Funding
  1.102%                                  02/09/2004 +       602,268                602,268
Greyhawk Funding
  1.092%                                  02/13/2004 +       903,401                903,401
Liberty Street
  1.081%                                  01/20/2004 +       600,958                600,958
Royal Bank of Canada
  1.050%                                  02/27/2004 +     1,505,669              1,505,669
Royal Bank of Scotland
  1.080%                                  01/09/2004 +     1,505,669              1,505,669
Royal Bank of Scotland
  1.060%                                  04/02/2004 +     1,806,803              1,806,803
Sheffield Receivables Corporation
  1.091%                                  01/06/2004 +     1,504,647              1,504,647
Sheffield Receivables Corporation
  1.081%                                  01/28/2004 +       602,268                602,268
Southtrust Bank
  1.090%                                  02/17/2004 +       602,268                602,268
Toronto Dominion Bank
  1.100%                                  01/08/2004 +     1,505,669              1,505,669
                                                                               ------------
                                                                                 33,670,992
                                                                               ------------


                 Coupon                     Maturity
                  Rate                        Date              Face                  Value
---------------------------------------   ------------     ---------           ------------
Floating Rate Instruments/
Master Notes--2.9%
Bear Stearns & Company
  1.135%                                  06/10/2004 +     $ 602,268           $    602,268
Bear Stearns & Company
  1.135%                                  09/08/2004 +       602,268                602,268
Credit Suisse First Boston Corporation
  1.040%                                  01/02/2004 +     3,011,338              3,011,338
Goldman Sachs Group, Inc.
  1.060%                                  01/05/2004 +     1,806,803              1,806,803
Goldman Sachs Group, Inc.
  1.040%                                  01/02/2004 +     3,613,605              3,613,605
Goldman Sachs Group, Inc.
  1.040%                                  01/30/2004 +     1,204,535              1,204,535
Golman Sachs Group, Inc.
  0.955%                                  01/02/2004 +     3,011,338              3,011,338
Liberty Lighthouse Funding
  1.138%                                  01/15/2004 +       602,268                602,268
Merrill Lynch & Company, Inc.
  1.040%                                  01/02/2004 +     2,710,204              2,710,204
Morgan Stanley
  1.080%                                  01/29/2004 +     1,385,215              1,385,215
Morgan Stanley
  1.050%                                  06/14/2004 +     2,107,936              2,107,936
Morgan Stanley
  1.050%                                  09/10/2004 +     1,505,669              1,505,669
Morgan Stanley
  1.050%                                  06/21/2004 +       722,721                722,721
                                                                               ------------
                                                                                 22,886,168
                                                                               ------------
TOTAL CASH EQUIVALENTS
 (Cost $59,825,172)                                                              59,825,172
                                                                               ------------
TOTAL INVESTMENTS&---103.3%
 (Cost $767,021,315)                                                            810,285,987
Other assets less liabilities--(3.3%)                                           (25,845,527)
                                                                               ------------
NET ASSETS--100.0%                                                             $784,440,460
                                                                               ============

Notes to the Schedule of Investments:
REIT  Real Estate Investment Trust
*    Non-income producing security.
**   Security has been pledged as collateral for futures contracts.
+    Represents collateral received from securities lending transactions.
&    Fund has Securities on loan. See Note 6.


See accompanying notes to financial statements
                                                                            137

Schedule of Investments
December 31, 2003

------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund                                  Shares               Value
------------------------------------------------------------------------------
COMMON STOCKS--95.0%
------------------------------------------------------------------------------
Aerospace & Defense--1.7%
Honeywell International, Inc.                      265,200        $  8,865,636
Lockheed Martin Corporation                         45,000           2,313,000
Raytheon Company                                   100,000           3,004,000
                                                                  ------------
                                                                    14,182,636
                                                                  ------------
Automotive--3.2%
Ford Motor Company                                 200,000           3,200,000
General Motors Corporation                         390,000          20,826,000
Genuine Parts Company                               75,552           2,508,326
                                                                  ------------
                                                                    26,534,326
                                                                  ------------
Banking--5.7%
Bank of America Corporation                         25,000           2,010,750
Bank One Corporation                                80,000           3,647,200
Fleet Boston Financial
  Corporation                                      263,808          11,515,219
J.P. Morgan Chase &
  Company                                           50,022           1,837,308
KeyCorp                                            100,000           2,932,000
Mellon Financial Corporation                        53,656           1,722,894
Northern Trust Corporation                          40,000           1,856,800
PNC Financial Services Group                        71,400           3,907,722
Safeco Corporation                                  70,000           2,725,100
SLM Corporation                                    109,900           4,141,032
U.S. Bancorp                                        50,000           1,489,000
Wachovia Corporation                               120,004           5,590,986
Wells Fargo & Company                               66,300           3,904,407
                                                                  ------------
                                                                    47,280,418
                                                                  ------------
Beverages, Food & Tobacco--3.9%
Altria Group, Inc.                                 130,000           7,074,600
Campbell Soup Company                               99,712           2,672,282
Conagra, Inc.                                      217,000           5,726,630
General Mills, Inc.                                 60,022           2,718,997
Heinz HJ Company                                   137,249           4,999,981
Imperial Tobacco Group PLC
  (United Kingdom)                                 125,900           5,005,784
UST, Inc.                                           56,537           2,017,806
Unilever NV (Netherlands)                           30,000           1,947,000
                                                                  ------------
                                                                    32,163,080
                                                                  ------------
Building Materials--0.9%
Hanson PLC Sponsored ADR
  (United Kingdom)                                 138,000           5,037,000
Home Depot, Inc.                                    75,000           2,661,750
                                                                  ------------
                                                                     7,698,750
                                                                  ------------
Chemicals--1.6%
Clorox Company                                      50,000           2,428,000
Dow Chemical Company (The)                          39,771           1,653,280
Du Pont (E.I.) de Nemours                           56,446           2,590,307
Great Lakes Chemical
  Corporation                                       40,500           1,101,195
Hercules, Inc.                               *      48,000             585,600
International Flavors &
  Fragrances                                        45,900           1,602,828
Lyondell Chemical Company                          176,100           2,984,895
                                                                  ------------
                                                                    12,946,105
                                                                  ------------
Commercial Services--3.1%
D&B                                          *      37,500           1,901,625
Waste Management, Inc.                             790,300          23,392,880
                                                                  ------------
                                                                    25,294,505
                                                                  ------------


-------------------------------------------------------------------------------

                                                    Shares                Value
-------------------------------------------------------------------------------
Computer Software & Processing--0.3%
Microsoft Corporation                               90,000         $ 2,478,600
                                                                  ------------
Computers & Information--0.9%
Hewlett-Packard Company                            120,450           2,766,737
IMS Health, Inc.                                    54,300           1,349,898
Pitney Bowes, Inc.                                  87,100           3,538,002
                                                                  ------------
                                                                     7,654,637
                                                                  ------------
Cosmetics & Personal Care--0.2%
Gillette Company                                    50,000           1,836,500
                                                                  ------------
Diversified--1.5%
General Electric Company                           175,000           5,421,500
Newell Rubbermaid, Inc.                            130,000           2,960,100
Tyco International Ltd.                            161,556           4,281,234
                                                                  ------------
                                                                    12,662,834
                                                                  ------------
Electrical Equipment--0.5%
Cooper Industries Ltd. Class A                      75,000           4,344,750
                                                                  ------------
Electronics--1.4%
Emerson Electric Company                            99,100           6,416,725
Sony Corporation ADR (Japan)                       100,000           3,467,000
Texas Instruments, Inc.                             60,000           1,762,800
                                                                  ------------
                                                                    11,646,525
                                                                  ------------
Entertainment & Leisure--4.0%
Carnival Corporation                                74,000           2,940,020
Hasbro, Inc.                                        95,000           2,021,600
The Walt Disney Company                          1,054,000          24,589,820
Time Warner, Inc.
                                             *     205,000           3,687,950
                                                                  ------------
                                                                    33,239,390
                                                                  ------------
Financial Services--2.5%
American Express Company                            50,000           2,411,500
Citigroup, Inc.                                    150,069           7,284,349
Federal National Mortgage
  Association                                       36,806           2,762,658
Janus Capital Group, Inc.                           90,000           1,476,900
Washington Mutual, Inc.                            153,945           6,176,273
                                                                  ------------
                                                                    20,111,680
                                                                  ------------
Forest Products & Paper--1.4%
International Paper Company                        201,268           8,676,664
Kimberly-Clark Corporation                          45,259           2,674,354
                                                                  ------------
                                                                    11,351,018
                                                                  ------------
Health Care Providers--0.7%
HCA, Inc.                                          133,100           5,717,976
                                                                  ------------
Heavy Machinery--1.8%
Baker Hughes, Inc.                                  57,500           1,849,200
Black & Decker Corporation                          40,000           1,972,800
Pall Corporation                                   120,000           3,219,600
Stanley Works                                      195,300           7,396,011
                                                                  ------------
                                                                    14,437,611
                                                                  ------------
Household Products--0.7%
Fortune Brands, Inc.                                37,765           2,699,820
Illinois Tool Works, Inc.                           38,900           3,264,099
                                                                  ------------
                                                                     5,963,919
                                                                  ------------

December 31, 2003

---------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund                                     Shares               Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Insurance--11.8%
Allstate Corporation                                  147,800        $  6,358,356
American International
  Group, Inc.                                          31,014           2,055,608
Anthem, Inc.                                    *      36,100           2,707,500
Aon Corporation                                       766,000          18,338,040
Chubb Corporation                                      33,000           2,247,300
Cigna Corporation                                     153,800           8,843,500
Fairfax Financial Holdings Ltd.
  (Canada)                                            110,000          19,196,100
Hartford Financial Services
  Group                                               118,400           6,989,152
John Hancock Financial
  Services, Inc.                                       80,000           3,000,000
Lincoln National Corporation                           49,690           2,005,985
MGIC Investment Corporation                           112,900           6,428,526
Marsh & McLennan
  Companies, Inc.                                      75,000           3,591,750
Travelers Property Casualty
  Corporation Class A                                 166,500           2,793,870
Travelers Property Casualty
  Corporation Class B                                 175,000           2,969,750
UnumProvident Corporation                             105,000           1,655,850
XL Capital Ltd. Class A
  (Bermuda)                                           105,000           8,142,750
                                                                     ------------
                                                                       97,324,037
                                                                     ------------
Lodging--5.1%
Hilton Hotels Corporation                           1,319,000          22,594,470
Marriott International Class A                        373,000          17,232,600
Starwood Hotels & Resorts
  Worldwide, Inc.                                      60,000           2,158,200
                                                                     ------------
                                                                       41,985,270
                                                                     ------------
Media--Broadcasting & Publishing--9.7%
Comcast Corporation Class A                     *      80,875           2,658,361
Comcast Corporation
  Special Class A                               *     524,000          16,390,720
Dow Jones & Company, Inc.                              60,000           2,991,000
Hollinger International, Inc.                       1,260,000          19,681,200
Hughes Electronics
  Corporation                                   *   1,058,655          17,520,740
Knight Ridder, Inc.                                   188,000          14,545,560
New York Times Company
  Class A                                              75,000           3,584,250
Viacom, Inc. Class B                                   50,000           2,219,000
                                                                     ------------
                                                                       79,590,831
                                                                     ------------
Medical Equipment & Supplies--1.6%
Baxter International, Inc.                            284,100           8,670,732
Becton Dickinson & Company                             35,000           1,439,900
Johnson & Johnson                                      60,000           3,099,600
                                                                     ------------
                                                                       13,210,232
                                                                     ------------
Metals & Mining--0.5%
Alcoa, Inc.                                            70,000           2,660,000
Hubbell, Inc. Class B                                  30,000           1,323,000
                                                                     ------------
                                                                        3,983,000
                                                                     ------------
Office Equipment & Supplies--0.1%
Xerox Corporation                               *      51,000             703,800
                                                                     ------------


---------------------------------------------------------------------------------

                                                       Shares               Value
---------------------------------------------------------------------------------
Oil & Gas--7.4%
Amerada Hess Corporation                               80,000        $  4,253,600
BP Amoco PLC ADR (United
  Kingdom)                                            240,654          11,876,275
ChevronTexaco Corporation                             153,850          13,291,102
ConocoPhillips                                        120,400           7,894,628
EnCana Corporation (Canada)                            92,300           3,640,312
Exxon Mobil Corporation                               124,760           5,115,160
Kerr-McGee Corporation                                 52,000           2,417,480
Marathon Oil Corporation                               82,600           2,733,234
Occidental Petroleum
  Corporation                                         189,700           8,012,928
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                        35,781           1,874,567
                                                                     ------------
                                                                       61,109,286
                                                                     ------------
Pharmaceuticals--3.2%
Abbott Laboratories                                    70,000           3,262,000
Bristol-Myers Squibb
  Company                                             342,300           9,789,780
Merck & Company, Inc.                                 100,000           4,620,000
Schering-Plough Corporation                           398,700           6,933,393
Wyeth                                                  42,947           1,823,100
                                                                     ------------
                                                                       26,428,273
                                                                     ------------
Photographic Equipment & Supplies--0.3%
Eastman Kodak Company                                  80,741           2,072,621
                                                                     ------------
Real Estate--0.5%
Crescent Real Estate Equities
  Company REIT                                        100,000           1,713,000
Simon Property Group, Inc.
  REIT                                                 50,000           2,317,000
                                                                     ------------
                                                                        4,030,000
                                                                     ------------
Restaurants--4.1%
Brinker International, Inc.                     *     131,000           4,343,960
McDonald's Corporation                                170,000           4,221,100
Wendy's International, Inc.                           149,000           5,846,760
Yum! Brands, Inc.                               *     555,000          19,092,000
                                                                     ------------
                                                                       33,503,820
                                                                     ------------
Retailers--4.3%
Dollar General Corporation                            243,400           5,108,966
J.C. Penney Company, Inc.                             126,600           3,327,048
May Department Stores
  Company                                              60,765           1,766,439
Neiman Marcus Group, Inc.                       *     201,500          10,075,000
Neiman Marcus Group, Inc.
  Class A                                       *     251,000          13,471,170
Toys 'R' Us, Inc.                               *     135,000           1,706,400
                                                                     ------------
                                                                       35,455,023
                                                                     ------------
Telecommunications--2.9%
Alltel Corporation                                     30,000           1,397,400
AT&T Corporation                                       60,000           1,218,000
Lucent Technologies, Inc.                       *     200,000             568,000
Nokia Corporation ADR
  (Finland)                                           140,000           2,380,000
Qwest Communications
  International, Inc.                           *     600,000           2,592,000
SBC Communications, Inc.                              238,200           6,209,874
Sprint Corporation
  (FON Group)                                         100,000           1,642,000
Verizon Communications                                230,441           8,083,870
                                                                     ------------
                                                                       24,091,144
                                                                     ------------

December 31, 2003

----------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund                                           Shares          Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Transportation--3.5%
Burlington Northern Santa Fe                                224,900   $  7,275,515
FedEx Corporation                                           237,000     15,997,500
Norfolk Southern Corporation                                 84,540      1,999,371
Union Pacific Corporation                                    50,997      3,543,272
                                                                      ------------
                                                                        28,815,658
                                                                      ------------
Utilities--4.0%
American Electric Power
  Company, Inc.                                              83,800      2,556,738
Cinergy Corporation                                         141,400      5,487,734
Constellation Energy Group                                   50,000      1,958,000
Duke Energy Corporation                                     307,900      6,296,555
Entergy Corporation                                         114,700      6,552,811
Firstenergy Corporation                                      50,000      1,760,000
NiSource, Inc.                                              110,000      2,413,400
Northeast Utilities                                         207,400      4,183,258
TXU Corporation                                              55,000      1,304,600
                                                                      ------------
                                                                        32,513,096
                                                                      ------------
TOTAL COMMON STOCKS
 (Cost $658,982,895)                                                   782,361,351
                                                                      ------------
-----------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
-----------------------------------------------------------------------------------
Media--Broadcasting & Publishing--0.4%
News Corporation Ltd. Sponsored ADR (Australia)
 (Cost $3,421,962)                                          118,407      3,581,812
                                                                      ------------

--------------------------------------------------------------------------------
    Coupon                              Maturity
     Rate                                 Date                Face         Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Financial Services--0.1%
New York State Power Authority
  1.101%                               01/07/2004
 (Cost $999,297)                                        $1,000,000       999,297
                                                                    ------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER--1.5%
--------------------------------------------------------------------------------
Banking--0.2%
ANZ (Delaware), Inc.
  1.050%                               02/05/2004        1,000,000       998,979
                                                                      ----------
Beverages, Food & Tobacco--0.1%
Cargill, Inc.
  1.080%                               03/03/2004        1,000,000       998,140
                                                                      ----------
Financial Services--1.2%
Alpine Securitization Corp.
  1.090%                               01/13/2004        2,000,000     1,999,273
Atlantic Asset Securities Corp.
  1.100%                               01/02/2004        1,000,000       999,970
Ford Credit Floorplan
  1.120%                               03/19/2004        2,500,000     2,493,933
National Rural Utilities Cooperative
  Finance Corporation
  1.060%                               01/12/2004        2,000,000     1,999,352
UBS Finance Delaware LLC
  1.100%                               02/20/2004        1,500,000     1,497,708
Westpac Trust Securities Ltd.
  1.110%                               03/11/2004        1,000,000       997,842
                                                                      ----------
                                                                       9,988,078
                                                                      ----------
TOTAL COMMERCIAL PAPER
 (Cost $11,985,197)                                                   11,985,197
                                                                      ----------

-------------------------------------------------------------
  Coupon          Maturity
   Rate             Date                Face            Value
-------------------------------------------------------------
CASH EQUIVALENTS--14.1%
-------------------------------------------------------------
Institutional Money Market Funds--0.8%
Merrill Lynch Premier Institutional Fund
  1.037%        01/02/2004    +   $2,492,280     $  2,492,280
Merrimac Cash Fund-Premium Class
  0.976%        01/02/2004    +    3,868,217        3,868,217
                                                  -----------
                                                    6,360,497
                                                  -----------
Bank & Certificate Deposits/
Offshore Time Deposits--7.9%
Bank of Montreal
  1.060%        01/15/2004    +    1,193,431        1,193,431
Bank of Montreal
  1.060%        02/17/2004    +    2,344,374        2,344,374
Bank of Nova Scotia
  1.080%        03/03/2004    +    4,688,748        4,688,748
Citigroup, Inc.
  1.090%        02/06/2004    +    6,447,029        6,447,029
Citigroup, Inc.
  1.090%        03/04/2004    +    4,102,655        4,102,655
Compass Securitization
  1.081%        01/22/2004    +    1,172,187        1,172,187
Credit Agricole Indosuez
  1.080%        01/28/2004    +    1,172,187        1,172,187
Credit Agricole Indosuez
  0.980%        01/02/2004    +    3,516,561        3,516,561
Delaware Funding Corporation
  1.082%        01/07/2004    +      586,094          586,094
Den Danske Bank
  1.080%        01/20/2004    +    2,344,374        2,344,374
Den Danske Bank
  1.020%        01/30/2004    +    2,344,374        2,344,374
Falcon Asset Securitization
  Corporation
  1.092%        01/08/2004    +    1,167,662        1,167,662
Falcon Asset Securitization
  Corporation
  1.091%        01/13/2004    +    2,344,374        2,344,374
Fleet National Bank
  1.000%        01/21/2004    +    2,344,374        2,344,374
General Electric Capital Corporation
  1.092%        01/09/2004    +    1,641,062        1,641,062
General Electric Capital Corporation
  1.092%        01/28/2004    +    2,930,468        2,930,468
General Electric Capital Corporation
  1.082%        01/16/2004    +    1,172,187        1,172,187
Govco, Inc.
  1.082%        01/28/2004    +    2,340,436        2,340,436
Greyhawk Funding
  1.102%        02/09/2004    +    1,172,187        1,172,187
Greyhawk Funding
  1.092%        02/13/2004    +    1,758,281        1,758,281
Liberty Street
  1.081%        01/20/2004    +    1,169,638        1,169,638
Royal Bank of Canada
  1.050%        02/27/2004    +    2,930,468        2,930,468
Royal Bank of Scotland
  1.080%        01/09/2004    +    2,930,468        2,930,468
Royal Bank of Scotland
  1.060%        04/02/2004    +    3,516,561        3,516,561
Sheffield Receivables Corporation
  1.091%        01/06/2004    +    2,928,478        2,928,478
Sheffield Receivables Corporation
  1.081%        01/28/2004    +    1,172,187        1,172,187
Southtrust Bank
  1.090%        02/17/2004    +    1,172,187        1,172,187
Toronto Dominion Bank
  1.100%        01/08/2004    +    2,930,468        2,930,468
                                                 ------------
                                                   65,533,500
                                                 ------------

December 31, 2003

-------------------------------------------------------------
Vantagepoint
Equity Income Fund
-------------------------------------------------------------
    Coupon        Maturity
     Rate           Date                Face            Value
-------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------
Floating Rate Instruments/
Master Notes--5.4%
Bear Stearns & Company
  1.135%        06/10/2004    +   $1,172,187     $  1,172,187
Bear Stearns & Company
  1.135%        09/08/2004    +    1,172,187        1,172,187
Credit Suisse First Boston Corporation
  1.040%        01/02/2004    +    5,860,935        5,860,935
Goldman Sachs Group, Inc.
  1.060%        01/05/2004    +    3,516,561        3,516,561
Goldman Sachs Group, Inc.
  1.040%        01/02/2004    +    7,033,123        7,033,123
Goldman Sachs Group, Inc.
  1.040%        01/30/2004    +    2,344,374        2,344,374
Golman Sachs Group, Inc.
  0.955%        01/02/2004    +    5,860,935        5,860,935
Liberty Lighthouse Funding
  1.138%        01/15/2004    +    1,172,187        1,172,187
Merrill Lynch & Company, Inc.
  1.040%        01/02/2004    +    5,274,842        5,274,842
Morgan Stanley
  1.080%        01/29/2004    +    2,696,030        2,696,030
Morgan Stanley
  1.050%        06/14/2004    +    4,102,655        4,102,655
Morgan Stanley
  1.050%        09/10/2004    +    2,930,468        2,930,468
Morgan Stanley
  1.050%        06/21/2004    +    1,406,625        1,406,625
                                                 ------------
                                                   44,543,109
                                                 ------------
TOTAL CASH EQUIVALENTS
 (Cost $116,437,106)                              116,437,106
                                                 ------------

-------------------------------------------------------------------------------

                                                          Face            Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.9%
-------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 12/31/2003 due
  01/02/2004, with a maturity
  value of $23,991,636 and
  an effective yield of 0.75%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  4.38% to 5.87%, maturity
  dates ranging from
  09/01/2029 to 02/01/2033
  and an aggregate market
  value of $25,190,178.                            $23,990,637     $ 23,990,637
                                                                   ------------
TOTAL INVESTMENTS&---114.0%
 (Cost $815,817,094)                                                939,355,400
Other assets less liabilities--(14.0%)                             (115,262,003)
                                                                   ------------
NET ASSETS--100.0%                                                 $824,093,397
                                                                   ============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Represents collateral received from securities lending transactions.
&     Fund has Securities on loan. See Note 6.


See accompanying notes to financial statements
                                                                            141

Schedule of Investments
December 31, 2003

------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                       Shares                 Value
------------------------------------------------------------------------------
COMMON STOCKS--96.4%
------------------------------------------------------------------------------
Advertising--0.4%
Interpublic Group, Inc.                      *    53,400          $    833,040
Monster Worldwide, Inc.                      *    35,900               788,364
Omnicom Group                                     12,000             1,047,960
                                                                  ------------
                                                                     2,669,364
                                                                  ------------
Aerospace & Defense--0.4%
General Dynamics
  Corporation                                     10,000               903,900
Northrop Grumman
  Corporation                                     15,000             1,434,000
Raytheon Company                                  11,400               342,456
                                                                  ------------
                                                                     2,680,356
                                                                  ------------
Airlines--0.3%
Southwest Airlines, Inc.                         140,300             2,264,442
                                                                  ------------
Automotive--1.1%
General Motors Corporation                        83,700             4,469,580
Harley-Davidson, Inc.                             53,000             2,519,090
Navistar International
  Corporation                                *    22,800             1,091,892
                                                                  ------------
                                                                     8,080,562
                                                                  ------------
Banking--7.6%
Bank of America Corporation                      123,300             9,917,019
Bank of New York
  Company, Inc.                                   28,000               927,360
Bank One Corporation                             220,800            10,066,272
Fleet Boston Financial
  Corporation                                     14,800               646,020
Golden West Financial
  Corporation                                     10,500             1,083,495
J.P. Morgan Chase &
  Company                                         35,900             1,318,607
Mellon Financial Corporation                      77,000             2,472,470
National City Corporation                        174,100             5,908,954
Northern Trust Corporation                        22,000             1,021,240
PNC Financial Services Group                      35,500             1,942,915
SLM Corporation                                  203,200             7,656,576
State Street Corporation                          93,000             4,843,440
U.S. Bancorp                                      59,000             1,757,020
Wells Fargo & Company                            148,600             8,751,054
                                                                  ------------
                                                                    58,312,442
                                                                  ------------
Beverages, Food & Tobacco--3.6%
Altria Group, Inc.                                92,303             5,023,129
Anheuser Busch
  Companies, Inc.                                 37,384             1,969,389
Campbell Soup Company                             63,000             1,688,400
Coca Cola Company                                 55,000             2,791,250
Coca Cola Enterprises, Inc.                       90,600             1,981,422
General Mills, Inc.                               20,000               906,000
Heinz HJ Company                                  16,700               608,381
Kellogg Company                                  102,600             3,907,008
Kraft Foods, Inc. Class A                         30,100               969,822
PepsiCo, Inc.                                    129,900             6,055,938
Unilever NV (Netherlands)                         29,000             1,882,100
                                                                  ------------
                                                                    27,782,839
                                                                  ------------
Building Materials--1.0%
Home Depot, Inc.                                  95,000             3,371,550
Lowe's Companies, Inc.                            76,100             4,215,179
                                                                  ------------
                                                                     7,586,729
                                                                  ------------


--------------------------------------------------------------------------------

                                                  Shares                 Value
--------------------------------------------------------------------------------
Chemicals--1.2%
Air Products & Chemicals, Inc.                    43,500          $  2,298,105
Du Pont (E.I.) de Nemours                        156,600             7,186,374
                                                                  ------------
                                                                     9,484,479
                                                                  ------------
Commercial Services--1.3%
Affiliated Computer
  Services, Inc. Class A                   *      17,800               969,388
Fluor Corporation                                 58,800             2,330,832
Paychex, Inc.                                     34,000             1,264,800
Republic Services, Inc.                          112,900             2,893,627
Robert Half
  International, Inc.                      *      25,200               588,168
Siemens AG Sponsored ADR
  (Germany)                                       10,500               839,370
Waste Management, Inc.                            40,000             1,184,000
                                                                  ------------
                                                                    10,070,185
                                                                  ------------
Communications--0.2%
Nextel Communications,
  Inc. Class A
                                           *      65,000             1,823,900
                                                                  ------------
Computer Software & Processing--4.1%
Adobe Systems, Inc.                               30,000             1,179,000
Automatic Data
  Processing, Inc.                                65,600             2,598,416
Cadence Design
  Systems, Inc.                            *      64,400             1,157,912
CheckFree Corporation                      *      46,700             1,291,255
First Data Corporation                            88,000             3,615,920
Fiserv, Inc.                               *      25,000               987,750
Intuit, Inc.                               *      46,000             2,433,860
Microsoft Corporation                            410,500            11,305,170
PeopleSoft, Inc.                           *      94,600             2,156,880
SAP AG ADR (Germany)                              31,900             1,325,764
Sun Microsystems, Inc.                     *     262,000             1,176,380
Symantec Corporation                       *      32,000             1,108,800
Veritas Software
  Corporation                              *      30,000             1,114,800
                                                                  ------------
                                                                    31,451,907
                                                                  ------------
Computers & Information--5.2%
Apple Computer, Inc.                       *      23,000               491,510
Cisco Systems, Inc.                        *     393,450             9,556,901
Dell, Inc.
                                           *     100,000             3,396,000
Hewlett-Packard Company                          218,773             5,025,216
Intel Corporation                                175,200             5,641,440
International Business
  Machines Corporation                           104,300             9,666,524
International Game
  Technology                                      64,000             2,284,800
Lexmark International
  Group, Inc.                              *      20,000             1,572,800
Sabre Holdings Corporation                        37,400               807,466
Thomson Corporation
  (Canada)                                        16,700               605,375
Verisign, Inc.                             *      63,700             1,038,310
                                                                  ------------
                                                                    40,086,342
                                                                  ------------
Cosmetics & Personal Care--0.8%
Avon Products, Inc.                                7,500               506,175
Colgate-Palmolive Company                         22,000             1,101,100
Estee Lauder Companies
  Class A                                         26,700             1,048,242
Procter & Gamble Company                          32,900             3,286,052
                                                                  ------------
                                                                     5,941,569
                                                                  ------------

December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                         Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Diversified--2.9%
3M Company                                          14,000          $  1,190,420
Berkshire Hathaway, Inc.
  Class A                                      *        38             3,201,500
General Electric Company                           279,100             8,646,518
Tyco International Ltd.                            345,800             9,163,700
                                                                    ------------
                                                                      22,202,138
                                                                    ------------
Education--0.2%
Apollo Group, Inc. Class A                     *    23,000             1,564,000
                                                                    ------------
Electric Utilities--1.0%
Exelon Corporation                                  66,900             4,439,484
Pinnacle West Capital
  Corporation                                       19,000               760,380
Progress Energy, Inc.                               53,900             2,439,514
                                                                    ------------
                                                                       7,639,378
                                                                    ------------
Electronics--4.9%
Agilent Technologies, Inc.                     *    92,514             2,705,109
Altera Corporation                             *    60,400             1,371,080
Analog Devices, Inc.                                55,000             2,510,750
Applied Micro Circuits
  Corporation                                  *    85,400               510,692
Avnet, Inc.                                    *    37,300               807,918
Emerson Electric Company                            85,100             5,510,225
Linear Technology Corporation                       18,100               761,467
Maxim Integrated
  Products, Inc.                                    82,000             4,083,600
Novellus System, Inc.                          *    15,400               647,570
PMC-Sierra, Inc.                               *    66,100             1,331,915
Polycom, Inc.                                  *    25,300               493,856
Qualcomm, Inc.                                     110,500             5,959,265
Teradyne, Inc.                                 *   227,200             5,782,240
Texas Instruments, Inc.                             65,000             1,909,700
Xilinx, Inc.                                   *    84,800             3,285,152
                                                                    ------------
                                                                      37,670,539
                                                                    ------------
Entertainment & Leisure--2.2%
Carnival Corporation                                90,000             3,575,700
The Walt Disney Company                            115,000             2,682,950
Time Warner, Inc.                              *   574,400            10,333,456
                                                                    ------------
                                                                      16,592,106
                                                                    ------------
Financial Services--9.4%
American Express Company                            37,000             1,784,510
AmeriCredit Corporation                        *    51,300               817,209
Citigroup, Inc.                                    466,812            22,659,054
Federal Home Loan
  Mortgage Corporation                              90,400             5,272,128
Federal National Mortgage
  Association                                      123,900             9,299,934
Franklin Resources, Inc.                            37,000             1,926,220
Goldman Sachs Group, Inc.                           83,800             8,273,574
Indymac Mortgage Holdings                           34,500             1,027,755
Legg Mason, Inc.                                    21,000             1,620,780
Merrill Lynch & Company, Inc.                       31,000             1,818,150
Morgan Stanley                                     130,200             7,534,674
Schwab (Charles) Corporation                        40,000               473,600
Washington Mutual, Inc.                            236,700             9,496,404
                                                                    ------------
                                                                      72,003,992
                                                                    ------------


--------------------------------------------------------------------------------

                                                    Shares                 Value
--------------------------------------------------------------------------------
Forest Products & Paper--1.2%
Boise Cascade Corporation                            5,100          $    167,586
International Paper Company                         12,000               517,320
Kimberly-Clark Corporation                          53,000             3,131,770
Weyerhaeuser Company                                80,700             5,164,800
                                                                    ------------
                                                                       8,981,476
                                                                    ------------
Health Care Providers--1.4%
HCA, Inc.                                           11,000               472,560
Health Management
  Associates, Inc.                                  22,200               532,800
Lincare Holdings, Inc.
                                               *    76,700             2,303,301
PacifiCare Health
  Systems, Inc.                                *     8,000               540,800
Triad Hospitals, Inc.                          *    21,500               715,305
UnitedHealth Group, Inc.                           110,000             6,399,800
                                                                    ------------
                                                                      10,964,566
                                                                    ------------
Heavy Machinery--3.9%
American Standard
  Companies, Inc.                              *    27,900             2,809,530
Applied Materials, Inc.                        *   411,700             9,242,665
Baker Hughes, Inc.                                 104,600             3,363,936
Caterpillar, Inc.                                   85,200             7,073,304
Ingersoll-Rand Company
  Class A                                           23,100             1,568,028
Rockwell International
  Corporation                                       69,700             2,481,320
United Technologies
  Corporation                                       32,000             3,032,640
                                                                    ------------
                                                                      29,571,423
                                                                    ------------
Household Products--0.7%
Illinois Tool Works, Inc.                           62,400             5,235,984
                                                                    ------------
Insurance--5.1%
ACE Ltd. (Bermuda)                                  96,800             4,009,456
American International
  Group, Inc.                                       91,900             6,091,132
Chubb Corporation                                   56,700             3,861,270
Everest Re Group Ltd.
  (Bermuda)                                          5,800               490,680
Hartford Financial Services
  Group                                             99,200             5,855,776
Marsh & McLennan
  Companies, Inc.                                   92,300             4,420,247
PMI Group, Inc.                                     35,300             1,314,219
St. Paul Companies, Inc.                            86,000             3,409,900
Stancorp Financial
  Group, Inc.                                       43,800             2,754,144
Travelers Property Casualty
  Corporation Class A                               86,000             1,443,080
Wellpoint Health Networks                      *    34,000             3,297,660
XL Capital Ltd. Class A
  (Bermuda)                                         24,300             1,884,465
                                                                    ------------
                                                                      38,832,029
                                                                    ------------
Lodging--0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                                   13,800               496,386
                                                                    ------------
Media--Broadcasting & Publishing--4.0%
Cablevision Systems
  Corporation                                  *    80,581             1,884,790
Clear Channel
  Communications                                    74,000             3,465,420

December 31, 2003

----------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                     Shares                 Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Comcast Corporation
  Class A                                  *    15,500          $    509,485
Comcast Corporation
  Special Class A                          *   248,000             7,757,440
Cox Communications, Inc.
  Class A                                  *    53,600             1,846,520
E.W. Scripps Company (The)                      12,000             1,129,680
Entercom Communications
  Corporation                              *     2,300               121,808
Gannett Company, Inc.                           29,600             2,639,136
Hughes Electronics
  Corporation                              *    53,591               886,931
InterActiveCorp                            *   109,600             3,718,728
Knight Ridder, Inc.                              7,300               564,801
Radio One, Inc.                            *     5,600               108,080
Viacom, Inc. Class B                           128,900             5,720,582
                                                                ------------
                                                                  30,353,401
                                                                ------------
Medical Equipment & Supplies--4.1%
Allergan, Inc.                                  81,400             6,252,334
Applied Biosystems Group--
  Applera Corporation                          109,500             2,267,745
Bard C.R., Inc.                                 29,400             2,388,750
Baxter International, Inc.                     140,900             4,300,268
Beckman Coulter, Inc.                           56,800             2,887,144
Becton Dickinson & Company                      21,500               884,510
Credence Systems
  Corporation                              *    20,900               275,044
Guidant Corporation                             19,577             1,178,535
Johnson & Johnson                               75,000             3,874,500
KLA-Tencor Corporation                     *    61,400             3,602,338
Medtronics, Inc.                                66,400             3,227,704
Stryker Corporation                              5,000               425,050
                                                                ------------
                                                                  31,563,922
                                                                ------------
Metals & Mining--1.8%
Alcoa, Inc.                                    226,800             8,618,400
Danaher Corporation                             50,000             4,587,500
Newmont Mining
  Corporation                                   17,000               826,370
                                                                ------------
                                                                  14,032,270
                                                                ------------
Oil & Gas--8.1%
BJ Services Company                        *    45,700             1,640,630
ChevronTexaco Corporation                       80,100             6,919,839
ConocoPhillips                                  68,200             4,471,874
Equitable Resources, Inc.                       16,000               686,720
Exxon Mobil Corporation                        485,500            19,905,500
Global Santa Fe Corporation                     62,200             1,544,426
Kinder Morgan
  Management LLC                           *    46,008             1,976,504
Kinder Morgan, Inc.                                 26                 1,537
National Fuel Gas Company                       75,900             1,854,996
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                                 55,900             2,928,601
Schlumberger Ltd.                              122,100             6,681,312
Shell Transport & Trading
  Company ADR
  (United Kingdom)                             112,900             5,083,887
Smith International, Inc.                  *    30,000             1,245,600
Transocean, Inc.                           *    32,300               775,523
Unocal Corporation                              97,200             3,579,876
Weatherford
  International Ltd.                       *    45,300             1,630,800
Williams Companies, Inc.                        61,000               599,020
                                                                ------------
                                                                  61,526,645
                                                                ------------


----------------------------------------------------------------------------

                                                Shares                 Value
----------------------------------------------------------------------------
Pharmaceuticals--8.5%
Abbott Laboratories                             46,000          $  2,143,600
AmerisourceBergen
  Corporation                                   11,000               617,650
Amgen, Inc.                                *    99,500             6,149,100
AstraZeneca Group PLC ADR
  (United Kingdom)                             258,000            12,482,040
Biogen Idec, Inc.                          *    16,000               588,480
Cardinal Health, Inc.                           22,000             1,345,520
Eli Lilly & Company                             67,000             4,712,110
Forest Laboratories, Inc.                  *   192,000            11,865,600
Genentech, Inc.                            *    11,300             1,057,341
MedImmune, Inc.                            *    16,000               406,400
Millennium
  Pharmaceuticals, Inc.                    *    23,600               440,612
Pfizer, Inc.                                   558,786            19,741,909
Wyeth
                                                75,000             3,183,750
                                                                ------------
                                                                  64,734,112
                                                                ------------
Real Estate--0.0%
Archstone-Smith Trust REIT                       9,900               277,002
                                                                ------------
Restaurants--0.4%
McDonald's Corporation                         131,200             3,257,696
                                                                ------------
Retailers--3.3%
Amazon.com, Inc.                           *    19,200             1,010,688
AutoNation, Inc.                           *    77,100             1,416,327
Best Buy Company, Inc.                          25,000             1,306,000
CVS Corporation                                124,000             4,478,880
Costco Wholesale
  Corporation                              *    55,000             2,044,900
Dollar General Corporation                      91,700             1,924,783
Ebay, Inc.                                 *    54,800             3,539,532
Kohls Corporation                          *    16,000               719,040
RadioShack Corporation                          29,500               905,060
Target Corporation                              70,000             2,688,000
Walgreen Company                                20,000               727,600
Wal-Mart Stores, Inc.                           64,000             3,395,200
Williams-Sonoma, Inc.
                                           *    38,500             1,338,645
                                                                ------------
                                                                  25,494,655
                                                                ------------
Telecommunications--3.6%
AT&T Corporation                                65,640             1,332,492
BellSouth Corporation                          126,200             3,571,460
Nokia Corporation ADR
  (Finland)                                    266,500             4,530,500
SBC Communications, Inc.                       110,900             2,891,163
Sprint Corporation
  (FON Group)                                  250,200             4,108,284
Sprint Corporation
  (PCS Group)                              *   374,000             2,101,880
Verizon Communications                         128,000             4,490,240
Vodafone Group PLC ADR
  (United Kingdom)                             170,000             4,256,800
                                                                ------------
                                                                  27,282,819
                                                                ------------
Textiles, Clothing & Fabrics--0.3%
Nike, Inc. Class B                              37,900             2,594,634
                                                                ------------
Transportation--0.7%
CSX Corporation                                 78,700             2,828,478
Union Pacific Corporation                        8,000               555,840
United Parcel Service, Inc.
  Class B                                       28,000             2,087,400
                                                                ------------
                                                                   5,471,718
                                                                ------------

December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund                                               Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Utilities--1.4%
AES Corporation                               *          216,000    $  2,039,040
American Electric Power
  Company, Inc.                                           21,200         646,812
Dominion Resources, Inc.                                  43,050       2,747,882
Duke Energy Corporation                                   75,300       1,539,885
Firstenergy Corporation                                   15,500         545,600
NiSource, Inc.                                            39,100         857,854
PPL Corporation                                           22,900       1,001,875
Scana Corporation                                         42,600       1,459,050
                                                                    ------------
                                                                      10,837,998
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $632,111,992)                                                 737,416,005
                                                                    ------------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
Metals & Mining--0.1%
Phelps Dodge Corporation
 (Cost $557,932)                                           6,000       1,015,200
                                                                    ------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Media--Broadcasting & Publishing--0.0%
News Corporation Ltd. Sponsored
  ADR (Australia)
 (Cost $173,227)                                           5,994         181,318
                                                                    ------------
--------------------------------------------------------------------------------

  Coupon                             Maturity
   Rate                                Date                 Face           Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Retailers--0.1%
Amazon.com, Inc.
  4.750%
 (Cost $673,479)                    02/01/2009         $ 924,000         939,015
                                                                       ---------
--------------------------------------------------------------------------------
COMMERCIAL PAPER--1.5%
--------------------------------------------------------------------------------
Banking--0.4%
Depfa Bank Europe PLC
  1.100%                            01/16/2004         1,000,000         999,542
MassMutual Funding LLC
  1.050%                            01/14/2004         1,000,000         999,621
Preferred Receivables Funding
  Corporation
  1.100%                            01/06/2004         1,000,000         999,847
                                                                       ---------
                                                                       2,999,010
                                                                       ---------
Commercial Services--0.2%
Leland Stanford Jr.
  1.100%                            01/08/2004         1,000,000         999,787
                                                                       ---------
Financial Services--0.9%
Alpine Securitization Corporation
  1.090%                            01/16/2004         1,000,000         999,546
CRC Funding LLC
  1.100%                            01/09/2004         1,000,000         999,756
Falcon Asset Securitization
  Corporation
  1.080%                            01/20/2004         1,000,000         999,430
Ford Credit Floorplan
  1.120%                            03/19/2004         1,000,000         997,573

----------------------------------------------------------------
    Coupon        Maturity
     Rate           Date                Face               Value
----------------------------------------------------------------
National Rural Utilities Cooperative
  Finance Corporation
  1.060%        01/12/2004        $1,000,000        $    999,676
Tulip Funding Corporation
  1.100%        04/29/2004         1,000,000             996,364
Westpac Trust Securities Ltd.
  1.110%        03/11/2004         1,000,000             997,841
                                                    ------------
                                                       6,990,186
                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $10,988,983)                                   10,988,983
                                                    ------------
----------------------------------------------------------------
CASH EQUIVALENTS--10.2%
----------------------------------------------------------------
Institutional Money Market Funds--0.6%
Merrill Lynch Premier Institutional Fund
  1.037%        01/02/2004    +    1,674,817           1,674,817
Merrimac Cash Fund-Premium Class
  0.976%        01/02/2004    +    2,599,451           2,599,451
                                                    ------------
                                                       4,274,268
                                                    ------------
Bank & Certificate Deposits/
Offshore Time Deposits--5.7%
Bank of Montreal
  1.060%        01/15/2004    +      801,988             801,988
Bank of Montreal
  1.060%        02/17/2004    +    1,575,425           1,575,425
Bank of Nova Scotia
  1.080%        03/03/2004    +    3,150,849           3,150,849
Citigroup, Inc.
  1.090%        02/06/2004    +    4,332,417           4,332,417
Citigroup, Inc.
  1.090%        03/04/2004    +    2,756,993           2,756,993
Compass Securitization
  1.081%        01/22/2004    +      787,712             787,712
Credit Agricole Indosuez
  1.080%        01/28/2004    +      787,712             787,712
Credit Agricole Indosuez
  0.980%        01/02/2004    +    2,363,137           2,363,137
Delaware Funding Corporation
  1.082%        01/07/2004    +      393,856             393,856
Den Danske Bank
  1.080%        01/20/2004    +    1,575,425           1,575,425
Den Danske Bank
  1.020%        01/30/2004    +    1,575,425           1,575,425
Falcon Asset Securitization
  Corporation
  1.092%        01/08/2004    +      784,671             784,671
Falcon Asset Securitization
  Corporation
  1.091%        01/13/2004    +    1,575,425           1,575,425
Fleet National Bank
  1.000%        01/21/2004    +    1,575,425           1,575,425
General Electric Capital Corporation
  1.092%        01/09/2004    +    1,102,797           1,102,797
General Electric Capital Corporation
  1.092%        01/28/2004    +    1,969,281           1,969,281
General Electric Capital Corporation
  1.082%        01/16/2004    +      787,712             787,712
Govco, Inc.
  1.082%        01/28/2004    +    1,572,778           1,572,778
Greyhawk Funding
  1.102%        02/09/2004    +      787,712             787,712
Greyhawk Funding
  1.092%        02/13/2004    +    1,181,568           1,181,568
Liberty Street
  1.081%        01/20/2004    +      785,999             785,999

December 31, 2003

---------------------------------------------------------------
Vantagepoint Growth &
Income Fund
---------------------------------------------------------------
    Coupon        Maturity
     Rate           Date                Face           Value
---------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------------
Royal Bank of Canada
  1.050%        02/27/2004    +   $1,969,281     $ 1,969,281
Royal Bank of Scotland
  1.080%        01/09/2004    +    1,969,281       1,969,281
Royal Bank of Scotland
  1.060%        04/02/2004    +    2,363,137       2,363,137
Sheffield Receivables Corporation
  1.091%        01/06/2004    +    1,967,944       1,967,944
Sheffield Receivables Corporation
  1.081%        01/28/2004    +      787,712         787,712
Southtrust Bank
  1.090%        02/17/2004    +      787,712         787,712
Toronto Dominion Bank
  1.100%        01/08/2004    +    1,969,281       1,969,281
                                                 -----------
                                                  44,038,655
                                                 -----------
Floating Rate Instruments/
Master Notes--3.9%
Bear Stearns & Company
  1.135%        06/10/2004    +      787,712         787,712
Bear Stearns & Company
  1.135%        09/08/2004    +      787,712         787,712
Credit Suisse First Boston Corporation
  1.040%        01/02/2004    +    3,938,561       3,938,561
Goldman Sachs Group, Inc.
  1.060%        01/05/2004    +    2,363,137       2,363,137
Goldman Sachs Group, Inc.
  1.040%        01/02/2004    +    4,726,274       4,726,274
Goldman Sachs Group, Inc.
  1.040%        01/30/2004    +    1,575,425       1,575,425
Golman Sachs Group, Inc.
  0.955%        01/02/2004    +    3,938,561       3,938,561
Liberty Lighthouse Funding
  1.138%        01/15/2004    +      787,712         787,712
Merrill Lynch & Company, Inc.
  1.040%        01/02/2004    +    3,544,705       3,544,705
Morgan Stanley
  1.080%        01/29/2004    +    1,811,738       1,811,738
Morgan Stanley
  1.050%        06/14/2004    +    2,756,993       2,756,993
Morgan Stanley
  1.050%        09/10/2004    +    1,969,281       1,969,281
Morgan Stanley
  1.050%        06/21/2004    +      945,255         945,255
                                                 -----------
                                                  29,933,066
                                                 -----------
TOTAL CASH EQUIVALENTS
 (Cost $78,245,989)                               78,245,989
                                                 -----------

                                                         Face            Value
                                                 ------------     ------------
REPURCHASE AGREEMENTS--1.4%
IBT Repurchase Agreement
  dated 12/31/03 due
  01/02/04, with a maturity
  value of $12,482,412 and
  an effective yield of 0.75%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  1.64% to 4.75%, maturity
  dates ranging from
  09/20/2024 to 08/01/2033
  and an aggregate market
  value of $11,013,203.                           $10,481,975     $ 10,481,975
                                                                  ------------
TOTAL INVESTMENTS&---109.7%
 (Cost $733,233,576)                                               839,268,485
Other assets less liabilities--(9.7%)                              (74,153,233)
                                                                  ------------
NET ASSETS--100.0%                                                $765,115,252
                                                                  ============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Represents collateral received from securities lending transactions.
&     Fund has Securities on loan. See Note 6.


146                   See accompanying notes to financial statements

Schedule of Investments
December 31, 2003

-----------------------------------------------------------------------------
Vantagepoint
Growth Fund
                                               Shares                   Value
-----------------------------------------------------------------------------
COMMON STOCKS--98.3%
-----------------------------------------------------------------------------
Advertising--0.4%
DST Systems, Inc.                        *     96,200          $    4,017,312
DoubleClick, Inc.                        *    379,471               3,878,194
Interpublic Group, Inc.                  *    179,000               2,792,400
Lamar Advertising
  Company                                *      2,928                 109,273
WPP Group PLC (United
  Kingdom)                                     37,900               1,862,785
                                                               --------------
                                                                   12,659,964
                                                               --------------
Aerospace & Defense--0.4%
AAR Corporation                          *      2,300                  34,385
Curtiss-Wright Corp.                              900                  40,509
Empresa Brasileira de
  Aeronautica SA,
  Sponsored ADR (Brazil)                        4,800                 168,144
Lockheed Martin
  Corporation                                 241,900              12,433,660
                                                               --------------
                                                                   12,676,698
                                                               --------------
Airlines--0.1%
AMR Corporation                          *    296,900               3,844,855
                                                               --------------
Apparel Retailers--0.0%
Giordano International Ltd.
  (Hong Kong)                                 556,000                 257,814
Urban Outfitters, Inc.                   *     27,400               1,015,170
                                                               --------------
                                                                    1,272,984
                                                               --------------
Automotive--1.5%
Brilliance China Auto
  Sponsored ADR
  (Bermuda)                                    25,300               1,434,510
Clarion Company Ltd.
  (Japan)                                     192,000                 340,267
Coachmen Industries, Inc.                      72,900               1,320,219
Denway Motors, Ltd.
  (Hong Kong)                               1,368,000               1,453,679
Harley-Davidson, Inc.                          95,400               4,534,362
JLG Industries, Inc.                            8,400                 127,932
Navistar International
  Corporation                            *     30,100               1,441,489
Thor Industries, Inc.                         297,780              16,741,192
Toyota Motor Corporation
  ADR (Japan)                                  11,300                 776,875
United Auto Group, Inc.                         5,000                 156,500
Wabash National
  Corporation                            *     21,400                 627,020
Winnebago Industries, Inc.                    193,500              13,303,125
                                                               --------------
                                                                   42,257,170
                                                               --------------
Banking--3.9%
Fifth Third Bancorp                           129,700               7,665,270
First Tennessee National
  Corporation                                  54,800               2,416,680
SLM Corporation                               205,600               7,747,008
State Street Corporation                      148,100               7,713,048
Sumitomo Mitsui Financial
  Group, Inc. (Japan)                             320               1,704,319
UFJ Holdings, Inc. (Japan)               *        317               1,522,759
Wells Fargo & Company                       1,435,700              84,548,373
                                                               --------------
                                                                  113,317,457
                                                               --------------
Beverages, Food & Tobacco--3.3%
Anheuser Busch
  Companies, Inc.                             725,600              38,224,608

-----------------------------------------------------------------------------
                                               Shares                   Value
-----------------------------------------------------------------------------
Chiquita Brands
  International, Inc.                    *     10,100           $     227,553
Pepsi Bottling Group,
  Inc. (The)                                  223,500               5,404,230
PepsiCo, Inc.                                 942,400              43,934,688
Sysco Corporation                             209,800               7,810,854
Wimm-Bill-Dann Foods
  OJSC ADR (Russia)                      *      3,000                  51,000
                                                                -------------
                                                                   95,652,933
                                                                -------------
Bio-Technology--0.4%
Chiron Corporation                       *    152,800               8,708,072
Protein Design Labs, Inc.                *     82,100               1,469,590
                                                                -------------
                                                                   10,177,662
                                                                -------------
Building Materials--3.1%
Centex Construction
  Products, Inc.                                7,800                 470,106
Fastenal Company                              371,078              18,531,635
Home Depot, Inc.                              912,100              32,370,429
Lowe's Companies, Inc.                        711,300              39,398,907
Trex Company, Inc.                       *      4,700                 178,506
                                                                -------------
                                                                   90,949,583
                                                                -------------
Chemicals--0.3%
Airgas, Inc.                                  349,310               7,503,179
                                                                -------------
Commercial Services--1.8%
Cintas Corporation                            343,400              17,214,642
Equifax, Inc.                                 162,300               3,976,350
Freemarkets, Inc.                        *     97,406                 651,646
Paychex, Inc.                                 627,850              23,356,020
Robert Half
  International, Inc.                    *    203,200               4,742,688
Startek, Inc.                                   8,400                 342,636
Washington Group
  International, Inc.                    *        700                  23,779
Zenon Environmental, Inc.
  (Canada)                               *        600                   8,712
Zenon Environmental, Inc.
  (Canada)                                     16,600                 240,717
                                                                -------------
                                                                   50,557,190
                                                                -------------
Communications--0.3%
ADC Telecommunications,
  Inc.                                   *     58,200                 172,854
Advanced Fibre
  Communications, Inc.                   *     92,400               1,861,860
Ariba, Inc.                              *     22,082                  66,246
Aspect Communications
  Corporation                            *     11,100                 174,936
Avaya, Inc.                              *     53,500                 692,290
C-COR.net Corporation                    *     10,400                 115,752
Nextel Communications,
  Inc. Class A                           *    127,400               3,574,844
SBA Communications
  Corporation                            *     64,100                 242,298
Scientific Atlanta, Inc.                       43,900               1,198,470
                                                                -------------
                                                                    8,099,550
                                                                -------------
Computer Software & Processing--8.4%
Adobe Systems, Inc.                            20,200                 793,860
Anteon International
  Corporation                            *      7,500                 270,375
Aspen Technologies, Inc.                 *      4,000                  41,040
Autobytel Inc.                           *      6,800                  61,744
Automatic Data
  Processing, Inc.                          1,048,000              41,511,280
CNET Networks, Inc.                      *     77,100                 525,822

December 31, 2003

-------------------------------------------------------------------------
Vantagepoint
Growth Fund
                                           Shares                   Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
CACI International, Inc.
  Class A                           *       1,000          $       48,620
Cadence Design
  Systems, Inc.                     *     444,400               7,990,312
Cerner Corporation                  *       5,800                 219,530
Cognizant Technology
  Solutions Corporation             *      10,200                 465,528
Ecollege.Com Inc.                   *      20,200                 372,892
eFunds Corporation                  *       2,500                  43,375
Faith, Inc. (Japan)                            46                 407,611
First Data Corporation                  1,148,700              47,200,083
Fiserv, Inc.                        *     787,700              31,122,027
GTECH Holdings
  Corporation                              12,900                 638,421
Infospace, Inc.                     *       2,400                  55,320
Infosys Technologies
  Sponsored ADR (India)                     2,600                 248,820
Intergraph Corporation              *      26,900                 643,448
Intuit, Inc.                        *     158,700               8,396,817
Jack Henry & Associates,
  Inc.                                     50,603               1,041,410
Mentor Graphics
  Corporation                       *     323,800               4,708,052
Microsoft Corporation                   2,327,970              64,112,294
Microstrategy, Inc. Class A         *       7,900                 414,592
Midway Games, Inc.                  *      18,900                  73,332
Novell, Inc.                        *      45,700                 480,764
NVIDIA Corporation                  *      30,200                 702,150
PalmSource, Inc.                    *       3,379                  73,628
RealNetworks, Inc.                  *     341,000               1,947,110
Red Hat, Inc.                       *      58,000               1,088,660
SAP AG ADR (Germany)                       41,600               1,728,896
Siebel Systems, Inc.                *     241,434               3,348,690
Sonus Networks, Inc.                *     450,100               3,402,756
Sungard Data
  Systems, Inc.                     *     230,200               6,378,842
Sycamore Networks, Inc.             *     637,730               3,341,705
Transaction Systems
  Architects, Inc. Class A          *      15,900                 359,817
Veritas Software
  Corporation                       *     236,700               8,795,772
                                                           --------------
                                                              243,055,395
                                                           --------------
Computers & Information--12.3%
Cisco Systems, Inc.                 *   2,953,000              71,728,370
Comverse Technology, Inc.           *      41,900                 737,021
Dell, Inc.                          *     852,200              28,940,712
Diebold, Inc.                              23,126               1,245,798
EMC Corporation                     *   1,211,300              15,649,996
Emulex Corporation                  *     843,400              22,501,912
Foundry Networks, Inc.              *     837,200              22,905,792
Harmonic, Inc.                      *      26,700                 193,575
Hutchinson
  Technology, Inc.                  *      21,500                 660,910
IMS Health, Inc.                          198,300               4,929,738
Intel Corporation                       2,502,700              80,586,940
International Business
  Machines Corporation                    660,800              61,242,944
International Game
  Technology                              256,600               9,160,620
Jabil Circuit, Inc.                 *     328,100               9,285,230
Juniper Networks, Inc.              *   1,001,100              18,700,548
M-Systems Flash Disk
  Pioneers Ltd. (Israel)            *       5,100                  88,128
PalmOne, Inc.                       *      18,600                 218,550
Symbol Technologies, Inc.                 115,419               1,949,427
Yahoo!, Inc.                        *     118,160               5,337,287
                                                           --------------
                                                              356,063,498
                                                           --------------

-------------------------------------------------------------------------
                                           Shares                   Value
-------------------------------------------------------------------------
Construction--0.0%
Centex Corporation                          3,800          $      409,070
Dycom Industries, Inc.              *      18,600                 498,852
                                                           --------------
                                                                  907,922
                                                           --------------
Cosmetics & Personal Care--1.7%
Procter & Gamble
  Company                                 488,600              48,801,368
                                                           --------------
Diversified--1.8%
General Electric Company                1,436,700              44,508,966
Hillenbrand Industries, Inc.               48,200               2,991,292
Li & Fung Ltd.
  (Hong Kong)                           1,084,000               1,856,989
PerkinElmer, Inc.                          26,600                 454,062
SoftBank Corporation
  (Japan)                                  30,500                 933,122
                                                           --------------
                                                               50,744,431
                                                           --------------
Education--0.5%
Apollo Group, Inc. Class A          *     119,300               8,112,400
Career Education
  Corporation                       *       5,100                 204,357
DeVry, Inc.                         *     267,400               6,719,762
Education Management
  Corporation                       *       7,200                 223,488
Strayer Education, Inc.                     5,000                 544,150
                                                           --------------
                                                               15,804,157
                                                           --------------
Electric Utilities--0.1%
Allegheny Energy, Inc.              *      93,700               1,195,612
Huaneng Power
  International, Inc. ADR
  (China)                                   4,400                 305,404
                                                           --------------
                                                                1,501,016
                                                           --------------
Electrical Equipment--0.1%
Baldor Electric Company                    28,400                 648,940
Cooper Industries Ltd.
  Class A                                  31,100               1,801,623
Franklin Electric, Inc.                       300                  18,147
Leica Geosystems AG
  (Switzerland)                             9,813               1,614,918
                                                           --------------
                                                                4,083,628
                                                           --------------
Electronics--6.2%
Advanced Micro
  Devices, Inc.                     *     274,100               4,084,090
Agilent Technologies, Inc.          *       6,700                 195,908
Agilysys, Inc.                              5,400                  60,210
Altera Corporation                  *     357,400               8,112,980
Analog Devices, Inc.                      319,100              14,566,915
Atmel Corporation                   *     123,400                 741,634
Celestica, Inc. (Canada)            *     287,520               4,332,926
Ceradyne, Inc.                      *       4,500                 153,270
FLIR Systems, Inc.                  *      66,200               2,416,300
Garmin Ltd. (Cayman
  Islands)                                422,749              23,031,365
Harman International
  Industries, Inc.                         65,600               4,853,088
Hitachi Ltd. Sponsored
  ADR (Japan)                               7,600                 456,532
Infineon Technologies AG
  ADR (Germany)                     *      17,500                 239,925
Intersil Holding
  Corporation                             178,400               4,433,240
KVH Industries, Inc.                *      97,800               2,686,566
Linear Technology
  Corporation                              21,800                 917,126

December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint
Growth Fund
                                                  Shares                   Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Littelfuse, Inc.                           *       1,300          $       37,466
Molex, Inc.                                        8,900                 310,521
Motorola, Inc.                                   257,900               3,628,653
Novellus System, Inc.                      *      96,900               4,074,645
Omnivision Technologies                    *       3,400                 187,850
PMC-Sierra, Inc.                           *     265,500               5,349,825
Photon Dynamics, Inc.                      *       3,900                 156,936
Qlogic Corporation                         *   1,023,014              52,787,522
Qualcomm, Inc.                                    28,000               1,510,040
Siliconix, Inc.                            *       2,700                 123,390
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR (Taiwan)                               36,620                 374,989
Teradyne, Inc.                             *     275,300               7,006,385
Texas Instruments, Inc.                          688,800              20,236,944
Varian Semiconductor
  Equipment
  Associates, Inc.                         *      30,500               1,332,545
Vishay Intertechnology, Inc.               *     176,900               4,051,010
Xilinx, Inc.                               *     185,500               7,186,270
                                                                  --------------
                                                                     179,637,066
                                                                  --------------
Entertainment & Leisure--2.4%
Carnival Corporation                             573,900              22,801,047
Gaylord Entertainment Co.                  *       1,400                  41,790
Harrah's Entertainment, Inc.                      28,125               1,399,781
International Speedway
  Corporation Class A                            108,840               4,860,794
International Speedway
  Corporation Class B                             53,500               2,386,100
Metro-Goldwyn-Mayer,
  Inc.                                     *       2,500                  42,725
Netease.Com, Inc. ADR
  (China)                                  *      27,100                 999,990
Netflix.Com, Inc.                          *      13,400                 732,846
Regal Entertainment
  Group Class A                                   25,500                 523,260
Shuffle Master, Inc.                       *       7,300                 252,726
The Walt Disney Company                        1,492,800              34,827,024
                                                                  --------------
                                                                      68,868,083
                                                                  --------------
Financial Services--9.5%
A.G. Edwards, Inc.                                92,300               3,344,028
American Express
  Company                                        226,300              10,914,449
Bear Stearns Company, Inc.                        62,000               4,956,900
Champion Enterprises, Inc.                 *     474,100               3,318,700
Citigroup, Inc.                                  504,933              24,509,448
Compagnie Financiere
  Richemont AG
  (Switzerland)                                   21,100                 505,542
E*Trade Group, Inc.                        *      13,400                 169,510
Federal National Mortgage
  Association                                    670,200              50,305,212
Goldman Sachs Group,
  Inc.                                           977,900              96,548,067
Hong Kong Exchanges &
  Clearing Ltd.
  (Hong Kong)                                    746,000               1,619,076
Investors Financial
  Services Corporation                           165,400               6,353,014
JAFCO Company Ltd.
  (Japan)                                          5,400                 424,102
Legg Mason, Inc.                                 147,500              11,384,050
Merrill Lynch &
  Company, Inc.                                  335,500              19,677,075
Moody's Corporation                                4,600                 278,530

--------------------------------------------------------------------------------
                                                  Shares                   Value
--------------------------------------------------------------------------------
Nikko Cordial Corporation
  (Japan)                                        307,000          $    1,709,533
Paccar, Inc.                                      13,200               1,123,584
Schwab (Charles)
  Corporation                                  2,554,450              30,244,688
T. Rowe Price Group, Inc.                        161,900               7,675,679
                                                                  --------------
                                                                     275,061,187
                                                                  --------------
Health Care Providers--1.5%
American Healthways, Inc.                  *      22,400                 534,688
Caremark Rx, Inc.                          *       6,800                 172,244
HCA, Inc.                                        278,600              11,968,656
Health Management
  Associates, Inc.                               750,100              18,002,400
Lincare Holdings, Inc.                     *      45,600               1,369,368
PacifiCare Health
  Systems, Inc.                            *      41,100               2,778,360
Quest Diagnostics, Inc.                    *     121,700               8,897,487
Sunrise Senior Living, Inc.                *       2,700                 104,598
                                                                  --------------
                                                                      43,827,801
                                                                  --------------
Healthcare--0.0%
Alcon, Inc. (Switzerland)                         15,100                 914,154
                                                                  --------------

Heavy Machinery--0.8%
Applied Materials, Inc.                    *     482,000              10,820,900
Chicago Bridge & Iron
  Company NV NY Shares
  (Netherlands)                                   87,100               2,517,190
Donaldson Company, Inc.                            7,200                 425,952
Lam Research Corporation                   *     176,900               5,713,870
Pall Corporation                                  32,400                 869,292
UNOVA, Inc.                                *      13,700                 314,415
Zebra Technologies
  Corporation Class A                      *      30,436               2,020,037
                                                                  --------------
                                                                      22,681,656
                                                                  --------------
Home Furnishings & Appliances--0.1%
Corning, Inc.                              *     285,200               2,974,636
Ethan Allen Interiors, Inc.                       10,700                 448,116
Select Comfort
  Corporation                              *       9,800                 242,648
                                                                  --------------
                                                                       3,665,400
                                                                  --------------
Household Products--0.7%
Gentex Corporation                                28,700               1,267,392
Illinois Tool Works, Inc.                        237,200              19,903,452
Kronos Worldwide, Inc.                     *         300                   6,660
                                                                  --------------
                                                                      21,177,504
                                                                  --------------
Insurance--3.9%
American International
  Group, Inc.                                  1,578,900             104,649,492
Everest Re Group Ltd.
  (Bermuda)                                       14,500               1,226,700
Health Net, Inc.                           *      18,400                 601,680
Humana, Inc.                               *     205,900               4,704,815
UICI                                       *      26,900                 357,232
                                                                  --------------
                                                                     111,539,919
                                                                  --------------
Lodging--0.1%
Mandalay Resort Group                             81,900               3,662,568
                                                                  --------------
Media--Broadcasting & Publishing--3.4%
American Greetings
  Corporation Class A                      *      12,700                 277,749
Cablevision Systems
  Corporation                              *     209,400               4,897,866

December 31, 2003

-----------------------------------------------------------------------------
Vantagepoint
Growth Fund
                                               Shares                   Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
Central European Media
  Enterprises Ltd.                     *          800          $       13,896
E.W. Scripps Company
  (The)                                         7,900                 743,706
Fox Entertainment
  Group, Inc.                          *        3,900                 113,685
Gannett Company, Inc.                         787,100              70,177,836
Hughes Electronics
  Corporation                          *       22,391                 370,571
Meredith Corporation                           41,100               2,006,091
News Corporation Ltd. ADR
  (Australia)                                   7,200                 259,920
Sinclair Broadcast Group,
  Inc.--Class A                        *        4,400                  65,648
Tom.com, Ltd.
  (Hong Kong)                               1,398,000                 432,162
Viacom, Inc. Class B                          396,600              17,601,108
Washington Post Company
  Class B                                       2,200               1,741,080
Wiley John & Sons, Inc.
  Class A                                      15,000                 390,450
                                                               --------------
                                                                   99,091,768
                                                               --------------
Medical Equipment & Supplies--5.4%
Advanced
  Neuromodulation
  Systems, Inc.                        *       11,800                 542,564
Bausch & Lomb, Inc.                            24,700               1,281,930
Biomet, Inc.                                  271,400               9,881,674
Boston Scientific
  Corporation                          *    1,034,400              38,024,544
CUNO, Inc.                             *        1,000                  45,030
Dionex Corporation                     *       21,800               1,003,236
Fresenius Medical Care AG
  ADR (Germany)                                74,600               1,741,910
Immucor, Inc.                          *        1,800                  36,702
Johnson & Johnson                             594,900              30,732,534
KLA-Tencor Corporation                 *       77,600               4,552,792
Medtronics, Inc.                            1,002,300              48,721,803
Microtek Medical
  Holdings, Inc.                       *        6,300                  31,500
St. Jude Medical, Inc.                 *        6,800                 417,180
Steris Corporation                     *      100,200               2,264,520
Stryker Corporation                            90,200               7,667,902
Zimmer Holdings, Inc.                  *      132,837               9,351,725
                                                               --------------
                                                                  156,297,546
                                                               --------------
Medical Supplies--0.1%
Advantest Corporation
  ADR (Japan)                                  44,700                 888,189
American Medical System
  Holdings, Inc.                       *        6,700                 146,060
Candela Corp.                          *        6,500                 118,170
Closure Medical Corp.                  *       10,000                 339,300
Invacare Corporation                            2,400                  96,888
Merit Medical
  Systems, Inc.                        *        1,867                  41,559
Mine Safety Appliances
  Company                                         400                  31,804
Orthofix International NV              *        3,500                 171,430
Wright Medical Group, Inc.             *       19,800                 602,712
                                                               --------------
                                                                    2,436,112
                                                               --------------
Metals--0.1%
AM Castle & Co.                        *        2,200                  16,060
Cameco Corp. (Canada)                           8,100                 466,560
Cameco Corp. (Canada)                          14,500                 837,810

-----------------------------------------------------------------------------
                                               Shares                   Value
-----------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                 *       12,400          $      631,780
Gibraltar Steel Corporation                     1,300                  32,695
Glamis Gold, Ltd. (Canada)             *        4,800                  82,176
IPSCO, Inc. (Canada)                            9,100                 169,170
Metal Management, Inc.                 *       17,300                 638,889
Schnitzer Steel Industries,
  Inc. Class A                                 12,000                 726,000
Southern Peru Copper
  Corp.                                         6,900                 325,404
                                                               --------------
                                                                    3,926,544
                                                               --------------
Metals & Mining--1.2%
Companhia Vale do Rio
  Doce ADR (Brazil)                           149,500               8,745,750
Freeport-McMoRan Copper
  & Gold, Inc.                                 36,000               1,516,680
Inco Ltd. (Canada)                     *      140,400               5,590,728
Inco Ltd. (foreign shares)
  (Canada)                             *       35,500               1,417,311
Newmont Mining
  Corporation                                  30,200               1,468,022
Phelps Dodge Corporation               *      139,100              10,584,119
Pohang Iron & Steel
  Company Ltd. ADR
  (South Korea)                                48,900               1,661,133
Steel Dynamics, Inc.                   *       13,400                 314,766
Stillwater Mining
  Company                              *      224,753               2,150,886
United States Steel
  Corporation                                  68,400               2,395,368
                                                               --------------
                                                                   35,844,763
                                                               --------------
Oil & Gas--1.9%
Apache Corporation                             34,500               2,797,950
BJ Services Company                    *       27,400                 983,660
Cal Dive International, Inc.           *        3,400                  81,974
Ensco International, Inc.                     297,100               8,072,207
Helmerich & Payne, Inc.                       181,100               5,058,123
Nabors Industries Ltd.                 *       25,400               1,054,100
OAO Gazprom Sponsored
  ADR Regulation S
  (Russia)                             **      26,800                 703,500
Pioneer Natural
  Resources Co.                        *       17,700                 565,161
Schlumberger Ltd.                             238,200              13,034,304
Smith International, Inc.              *      452,600              18,791,952
YUKOS ADR (Russia)                            104,593               4,455,662
                                                               --------------
                                                                   55,598,593
                                                               --------------
Pharmaceuticals--6.6%
Alexion Pharmaceuticals,
  Inc.                                 *          700                  11,914
Amgen, Inc.                            *      581,000              35,905,800
AstraZeneca Group PLC
  ADR (United Kingdom)                         13,300                 643,454
Cardinal Health, Inc.                         144,600               8,843,736
Connetics Corporation                  *       56,800               1,031,488
Eli Lilly & Company                           124,000               8,720,920
Endo Pharmaceutical
  Holdings, Inc.                       *       17,700                 340,902
Eon Labs, Inc.                         *       14,900                 759,155
Forest Laboratories, Inc.              *      131,200               8,108,160
Genentech, Inc.                        *       86,400               8,084,448
Immunogen, Inc.                        *        7,800                  39,390
Ivax Corporation                       *       33,200                 792,816
King Pharmaceuticals, Inc.             *      268,100               4,091,206
Mgi Pharma Inc.                        *       42,100               1,732,415
NBTY, Inc.                             *       24,400                 655,384
Omnicare, Inc.                                  8,600                 347,354

December 31, 2003

----------------------------------------------------------------------------
Vantagepoint
Growth Fund
                                              Shares                   Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Pfizer, Inc.                               2,878,550          $  101,699,171
Pharmaceutical
  Resources, Inc.                      *      57,800               3,765,670
Regeneron
  Pharmaceuticals, Inc.                *      51,500                 757,565
Roche Holding AG
  (Switzerland)                               43,400               4,367,659
                                                              --------------
                                                                 190,698,607
                                                              --------------
Real Estate--0.0%
St. Joe Company (The)                          4,500                 167,805
                                                              --------------
Restaurants--0.7%
Buffalo Wild Wings, Inc.               *       3,100                  80,445
Cheesecake Factory, Inc.               *     352,685              15,528,721
Outback Steakhouse, Inc.                      25,500               1,127,355
P.F. Chang's China
  Bistro, Inc.                         *      56,600               2,879,808
Papa John's
  International, Inc.                  *       1,800                  60,084
Quality Dining, Inc.                   *      39,300                  94,320
                                                              --------------
                                                                  19,770,733
                                                              --------------
Retailers--9.1%
Advance Auto Parts, Inc.               *       7,200                 586,080
AnnTaylor Stores
  Corporation                          *      86,900               3,389,100
Autozone, Inc.                         *     116,600               9,935,486
Best Buy Company, Inc.                       123,700               6,462,088
Circuit City Stores                          711,700               7,209,521
Claire's Stores, Inc.                         26,800                 504,912
Costco Wholesale
  Corporation                          *     189,800               7,056,764
Ebay, Inc.                             *     912,900              58,964,211
Family Dollar Stores, Inc.                   153,200               5,496,816
Federated Department
  Stores                                     224,700              10,590,111
Kohls Corporation                      *     571,600              25,687,704
MarineMax, Inc.                        *      23,800                 462,434
Metro AG (Germany)                            15,000                 660,214
Nordstrom, Inc.                               73,000               2,503,900
Pacific Sunwear of
  California, Inc.                     *     152,800               3,227,136
Saks, Inc.                             *     168,530               2,534,691
Stamps.Com, Inc.                       *      31,100                 192,820
Staples, Inc.                          *     279,300               7,624,890
Stride Rite Corporation                      270,700               3,080,566
TJX Companies, Inc.                          390,300               8,606,115
Tiffany & Company                            211,400               9,555,280
Wal-Mart Stores, Inc.                      1,684,400              89,357,420
                                                              --------------
                                                                 263,688,259
                                                              --------------
Telecommunications--1.4%
Ciena Corporation                      *     924,300               6,137,352
Crown Castle International
  Corporation                          *      43,900                 484,217
Intrado, Inc.                          *      10,400                 228,280
Lucent Technologies, Inc.              *     471,500               1,339,060
Nokia Corporation ADR
  (Finland)                                1,068,800              18,169,600
Nortel Networks
  Corporation (Canada)                 *   1,345,100               5,689,773
Nortel Networks
  Corporation (foreign
  shares) (Canada)                            74,700                 317,000
NTL, Inc.                              *      26,044               1,816,569

                                              Shares                   Value
----------------------------------------------------------------------------
Qwest Communications
  International, Inc.
                                       *     193,800          $      837,216
Telefonaktiebolaget LM
  Ericsson ADR (Sweden)                *     175,400               3,104,580
Vodafone Group PLC ADR
  (United Kingdom)                            90,600               2,268,624
                                                              --------------
                                                                  40,392,271
                                                              --------------
Telephone Systems--0.7%
ADTRAN, Inc.                                 539,400              16,721,400
General Communication,
  Inc. Class A                         *       6,100                  53,070
PCCW, Ltd. (Hong Kong)                       436,000                 283,600
Philippine Long Distance
  Telephone Company
  ADR (Philippine Islands)             *      29,200                 508,664
Telephone & Data System                       32,500               2,032,875
                                                              --------------
                                                                  19,599,609
                                                              --------------
Textiles, Clothing & Fabrics--0.8%
Columbia Sportswear
  Company                              *      80,400               4,381,800
Guess ?, Inc.                          *       5,000                  60,350
Kellwood Company                              24,400               1,000,400
K-Swiss, Inc. Class A                         55,400               1,332,924
Nike, Inc. Class B                            13,000                 889,980
Puma AG Rudolf Dassler
  Sport (Germany)                             61,311              10,794,231
Quicksilver, Inc.                      *     141,700               2,512,341
Russell Corporation                            9,600                 168,576
Tommy Hilfiger
  Corporation                          *         200                   2,962
Wolverine World Wide, Inc.                    50,800               1,035,304
                                                              --------------
                                                                  22,178,868
                                                              --------------
Transportation--0.8%
Alexander & Baldwin, Inc.                    115,600               3,894,564
Brunswick Corporation                         15,300                 486,999
Burlington Northern
  Santa Fe                                    55,300               1,788,955
Cosco Pacific Ltd.
  (Hong Kong)                                296,000                 394,603
Dial Corporation                              20,500                 583,635
FedEx Corporation                             13,800                 931,500
Fleetwood Enterprises, Inc.            *     205,400               2,107,404
Florida East Coast
  Industries                                     400                  13,240
Guangshen Railway
  Company Ltd. Sponsored
  ADR (China)                                 41,800                 606,936
Landstar System, Inc.                  *      46,796               1,780,120
Royal Caribbean
  Cruises Ltd.                               234,700               8,165,213
West Marine, Inc.                      *      39,200               1,090,152
                                                              --------------
                                                                  21,843,321
                                                              --------------
Utilities--0.5%
AES Corporation                        *      83,500                 788,240
Calpine Corporation                    *     113,900                 547,859
Edison International                   *     218,800               4,798,284
Entergy Corporation                            7,800                 445,614
Ionics, Inc.                           *     112,300               3,576,755
PG&E Corporation                       *     168,000               4,665,360
TXU Corporation                                7,600                 180,272
                                                              --------------
                                                                  15,002,384
                                                              --------------
TOTAL COMMON STOCKS
 (Cost $2,467,098,109)                                         2,847,503,161
                                                              --------------

December 31, 2003

----------------------------------------------------------------------
Vantagepoint
Growth Fund
                                             Shares              Value
----------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------
Automotive--0.0%
Porsche AG Preferred
  (Germany)                                     600     $      353,875
                                                        --------------
Media--Broadcasting & Publishing--0.0%
News Corporation Ltd.
  Sponsored ADR
  (Australia)                                 2,504             75,746
                                                        --------------
TOTAL PREFERRED STOCKS
 (Cost $378,469)                                               429,621
                                                        --------------

-------------------------------------------------------------
 Coupon          Maturity
  Rate             Date             Face                Value
-------------------------------------------------------------
CASH EQUIVALENTS--10.4%
-------------------------------------------------------------
Institutional Money Market Funds--0.6%
Merrill Lynch Premier Institutional Fund
  1.037%        01/02/2004   +   $6,427,523         6,427,523
Merrimac Cash Fund-Premium Class
  0.976%        01/02/2004   +    9,976,030         9,976,030
                                                  -----------
                                                   16,403,553
                                                  -----------
Bank & Certificate Deposits/
Offshore Time Deposits--5.8%
Bank of Montreal
  1.060%        01/15/2004   +    3,077,831         3,077,831
Bank of Montreal
  1.060%        02/17/2004   +    6,046,079         6,046,079
Bank of Nova Scotia
  1.080%        03/03/2004   +   12,092,157        12,092,157
Citigroup, Inc.
  1.090%        02/06/2004   +   16,626,716        16,626,716
Citigroup, Inc.
  1.090%        03/04/2004   +   10,580,638        10,580,638
Compass Securitization
  1.081%        01/22/2004   +    3,023,039         3,023,039
Credit Agricole Indosuez
  1.080%        01/28/2004   +    3,023,039         3,023,039
Credit Agricole Indosuez
  0.980%        01/02/2004   +    9,069,118         9,069,118
Delaware Funding Corporation
  1.082%        01/07/2004   +    1,511,520         1,511,520
Den Danske Bank
  1.080%        01/20/2004   +    6,046,079         6,046,079
Den Danske Bank
  1.020%        01/30/2004   +    6,046,079         6,046,079
Falcon Asset Securitization Corporation
  1.092%        01/08/2004   +    3,011,369         3,011,369
Falcon Asset Securitization Corporation
  1.091%        01/13/2004   +    6,046,079         6,046,079
Fleet National Bank
  1.000%        01/21/2004   +    6,046,079         6,046,079
General Electric Capital Corporation
  1.092%        01/09/2004   +    4,232,255         4,232,255
General Electric Capital Corporation
  1.092%        01/28/2004   +    7,557,598         7,557,598
General Electric Capital Corporation
  1.082%        01/16/2004   +    3,023,039         3,023,039
Govco, Inc.
  1.082%        01/28/2004   +    6,035,921         6,035,921
Greyhawk Funding
  1.102%        02/09/2004   +    3,023,039         3,023,039
Greyhawk Funding
  1.092%        02/13/2004   +    4,534,559         4,534,559

----------------------------------------------------------
 Coupon           Maturity
  Rate              Date            Face             Value
----------------------------------------------------------
Liberty Street
  1.081%        01/20/2004   +   $3,016,464   $  3,016,464
Royal Bank of Canada
  1.050%        02/27/2004   +    7,557,598      7,557,598
Royal Bank of Scotland
  1.080%        01/09/2004   +    7,557,598      7,557,598
Royal Bank of Scotland
  1.060%        04/02/2004   +    9,069,118      9,069,118
Sheffield Receivables Corporation
  1.091%        01/06/2004   +    7,552,468      7,552,468
Sheffield Receivables Corporation
  1.081%        01/28/2004   +    3,023,039      3,023,039
Southtrust Bank
  1.090%        02/17/2004   +    3,023,039      3,023,039
Toronto Dominion Bank
  1.100%        01/08/2004   +    7,557,598      7,557,598
                                              ------------
                                               169,009,155
                                              ------------
Floating Rate Instruments/
Master Notes--4.0%
Bear Stearns & Company
  1.135%        06/10/2004   +    3,023,039      3,023,039
Bear Stearns & Company
  1.135%        09/08/2004   +    3,023,039      3,023,039
Credit Suisse First Boston Corporation
  1.040%        01/02/2004   +   15,115,197     15,115,197
Goldman Sachs Group, Inc.
  1.060%        01/05/2004   +    9,069,118      9,069,118
Goldman Sachs Group, Inc.
  1.040%        01/02/2004   +   18,138,236     18,138,236
Goldman Sachs Group, Inc.
  1.040%        01/30/2004   +    6,046,079      6,046,079
Golman Sachs Group, Inc.
  0.955%        01/02/2004   +   15,115,197     15,115,197
Liberty Lighthouse Funding
  1.138%        01/15/2004   +    3,023,039      3,023,039
Merrill Lynch & Company, Inc.
  1.040%        01/02/2004   +   13,603,677     13,603,677
Morgan Stanley
  1.080%        01/29/2004   +    6,952,990      6,952,990
Morgan Stanley
  1.050%        06/14/2004   +   10,580,638     10,580,638
Morgan Stanley
  1.050%        09/10/2004   +    7,557,598      7,557,598
Morgan Stanley
  1.050%        06/21/2004   +    3,627,647      3,627,647
                                              ------------
                                               114,875,494
                                              ------------
TOTAL CASH EQUIVALENTS
 (Cost $300,288,202)                           300,288,202
                                              ------------

December 31, 2003

----------------------------------------------------------------------------------
Vantagepoint
Growth Fund
----------------------------------------------------------------------------------
                                                           Face              Value
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.2%
----------------------------------------------------------------------------------
IBT Repurchase Agreement dated
  12/31/2003 due 01/02/2004, with a
  maturity value of $122,625,940
  and an effective yield of 0.75%
  collateralized by U.S. Government
  Obligations with rates ranging
  from 1.64% to 7.71%, maturity
  dates ranging from 09/25/2022 to
  12/25/2033 and an aggregate
  market value of
  $128,751,976.                                    $122,038,461     $  122,038,461
                                                                    --------------
TOTAL INVESTMENTS&---112.9%
 (Cost $2,889,803,241)                                               3,270,259,445
Other assets less liabilities--(12.9%)                                (374,618,678)
                                                                    --------------
NET ASSETS--100.0%                                                  $2,895,640,767
                                                                    ==============

Notes to the Schedule of Investments:

ADR  American Depositary Receipt
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.02% of Total Investments.
+    Represents collateral received from securities lending transactions.
&    Fund has Securities on loan. See Note 6.


                 See accompanying notes to financial statements              153

Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
                                                       Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------------------------
Advertising--0.8%
Asatsu-DK, Inc. (Japan)                                51,400       $  1,323,235
Catalina Marketing
  Corporation                         *               162,000          3,265,920
Havas Advertising (France)            [star]          414,527          2,382,288
STW Communications
  Group Ltd. (Australia)                              319,796            781,426
                                                                    ------------
                                                                       7,752,869
                                                                    ------------
Aerospace & Defense--0.2%
Alliant Techsystems, Inc.             *[star]          33,500          1,934,960
                                                                    ------------
Apparel Retailers--1.4%
Christopher & Banks
  Corporation                                         270,000          5,273,100
Fielmann AG (Germany)                 [star]           51,501          2,374,936
The Finish Line, Inc.
  Class A                             *               159,300          4,774,221
United Arrows (Japan)                                  18,000            785,748
                                                                    ------------
                                                                      13,208,005
                                                                    ------------
Automotive--1.7%
Aftermarket Technology
  Corporation                         *                81,200          1,114,064
Brembo SpA (Italy)                                    146,138          1,104,493
Group 1 Automotive, Inc.              *                42,000          1,519,980
Keihin Corporation (Japan)                            101,000            926,061
Lithia Motors, Inc. Class A                            65,800          1,658,818
Oshkosh Truck Corporation                             152,000          7,756,560
Standard Motor
  Products, Inc.                      [star]          149,900          1,821,285
                                                                    ------------
                                                                      15,901,261
                                                                    ------------
Banking--2.8%
77 Bank Ltd. (The) (Japan)            [star]          414,000          2,332,394
Aichi Bank, Ltd. (The)
  (Japan)                                               9,200            545,770
Banca Popolare di Milano
  SCRL (Italy)                                        179,700          1,172,845
Bank of Piraeus (Greece)                              130,000          1,582,501
Daegu Bank (South Korea)                              155,000            750,608
First Community Bancorp                                33,500          1,210,690
First Financial Corp.                                   2,600             78,026
First Republic Bank                                    40,400          1,446,320
FirstFed Financial
  Corporation                         *                33,000          1,435,500
Franklin Bank Corp.                   *                 9,600            182,400
Japan Securities Finance
  Co (Japan)                                          185,000            971,505
Joyo Bank Ltd. (The)
  (Japan)                             [star]          679,000          2,216,678
Kiyo Bank (The), Ltd.
  (Japan)                                              57,000             97,295
KNBT Bancorp, Inc.                    *                41,800            734,844
Korea Exchange Bank
  (South Korea)                       [star]          395,790          2,099,364
PFF Bancorp, Inc.                                      35,280          1,279,958
Pusan Bank (South Korea)                              224,610          1,257,364
Seacoast Financial
  Services Corporation                                 28,500            781,185
Shiga Bank (The), Ltd.
  (Japan)                             [star]          433,000          1,991,130
Suruga Bank (The), Ltd.
  (Japan)                             [star]          276,000          1,773,752
Tier One Corporation                  *                59,000          1,354,640
Tokyo Tomin Bank (The),
  Ltd. (Japan)                                         60,800          1,042,918
                                                                    ------------
                                                                      26,337,687
                                                                    ------------

--------------------------------------------------------------------------------
                                                       Shares              Value
--------------------------------------------------------------------------------
Beverages, Food & Tobacco--2.1%
AWB, Ltd. (Australia)                                 280,363       $    942,235
Bunge Ltd.                            [star]           52,400          1,725,008
CSM-CVA NV
  (Netherlands)                       [star]           87,000          1,897,115
Carlsberg AS Class B
  (Denmark)                           [star]           66,840          3,070,223
Coca-Cola West Japan Co.,
  Ltd. (Japan)                                         55,200          1,081,242
Great Atlantic & Pacific
  Tea Company
                                      *[star]         214,000          1,797,600
Hokuto Corporation
  (Japan)                                              20,300            261,300
House Foods Corporation
  (Japan)                                             132,000          1,493,480
Kirin Beverage
  Corporation (Japan)
                                      [star]          141,000          2,550,126
Pilgrims Pride
  Corporation, Class B                [star]          128,500          2,098,405
Remy Cointreau SA
  (France)                            [star]           84,600          2,766,107
                                                                    ------------
                                                                      19,682,841
                                                                    ------------
Bio-Technology--0.5%
deCODE genetics, Inc.                 *               292,200          2,393,118
Exelixis, Inc.                        *               165,625          1,172,625
Kosan Biosciences, Inc.               *                99,000            976,140
                                                                    ------------
                                                                       4,541,883
                                                                    ------------
Building Materials--0.2%
Sumitomo Osaka Cement
  Co., Ltd. (Japan)                                   568,000          1,112,583
Taiheiyo Cement
  Corporation (Japan)                                 315,000            890,262
Takara Standard Co., Ltd.
  (Japan)                                              39,000            201,893
                                                                    ------------
                                                                       2,204,738
                                                                    ------------
Chemicals--1.5%
Cabot Microelectronics
  Corporation                         *                48,600          2,381,400
Clariant AG (Switzerland)             *[star]         152,930          2,251,511
Ferro Corporation                     [star]           73,500          1,999,935
Fujimi, Inc. (Japan)                                   16,400            503,274
Lonza Group AG
  (Switzerland)                       [star]           38,786          2,224,657
Taiyo Ink Manufacturing
  Company Ltd. (Japan)                [star]           60,200          2,144,986
Tokyo Ohka Kogyo
  Company Ltd.  (Japan)               [star]          125,800          2,229,456
                                                                    ------------
                                                                      13,735,219
                                                                    ------------
Coal--0.2%
Arch Coal, Inc.                                        50,200          1,564,734
                                                                    ------------
Commercial Services--9.5%
ADVO, Inc.                                             52,500          1,667,400
Aggreko PLC (United
  Kingdom)                                            437,300          1,204,240
BISYS Group, Inc.                     *               255,000          3,794,400
Bellsystem 24, Inc.
  (Japan)                             [star]           10,950          2,236,778
Cegedim SA (France)                                    24,423          1,446,589
Cheil Communications, Inc.
  (South Korea)                                         4,270            619,983
Exult, Inc.                           *               635,000          4,521,200
Incyte Corporation                    *[star]         295,700          2,022,588
Iron Mountain, Inc.                   *[star]          50,000          1,977,000
Jenoptik AG (Germany)                                  67,300            757,466

December 31, 2003

-------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
                                                            Shares              Value
-------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------------
JM AB (Sweden)                                              64,870       $    954,434
Massey Energy Company                      [star]           91,700          1,907,360
Mobile Mini, Inc.                          *               166,000          3,273,520
NEC System Integration &
  Construction Ltd. (Japan)                                156,700          1,221,912
PHS Group PLC (United
  Kingdom)                                                 144,122            215,140
Randstad Holding NV
  (Netherlands)                                             46,000          1,112,404
Regis Corporation                          [star]           47,800          1,889,056
Ritchie Brothers
  Auctioneers, Inc. (Canada)                                29,500          1,566,450
Securicor PLC (United
  Kingdom)                                                 940,145          1,596,118
SNT Group NV
  (Netherlands)                                             45,247            677,114
SureBeam Corporation,
  Class A                                  *               337,400             72,541
Sylvan Learning
  Systems, Inc.                            *               111,500          3,210,085
Symyx Technologies, Inc.                   *               129,000          2,650,950
Vivendi Universal SA
  (France)                                 *[star]         798,700         19,354,888
Vivendi Universal SA
  ADR (France)                             *               300,300          7,291,284
Waste Connections, Inc.                    *               137,100          5,178,267
Waste Management, Inc.                                     557,000         16,487,200
                                                                         ------------
                                                                           88,906,367
                                                                         ------------
Communications--0.5%
LG Telecom Ltd. (South
  Korea)                                                   282,910            863,095
Western Wireless
  Corporation Class A                      *               100,000          1,836,000
XM Satelite Radio
  Holdings                                 *[star]          70,500          1,858,380
                                                                         ------------
                                                                            4,557,475
                                                                         ------------
Computer Software & Processing--4.1%
Activision, Inc.                           *                63,500          1,155,700
Autodesk, Inc.                                             160,000          3,932,800
DigitalNet Holdings, Inc.                  *                62,600          1,220,700
Ines Corporation (Japan)                                   128,700          1,171,637
Informatica Corporation                    *               265,000          2,729,500
Internet Security
  Systems, Inc.                            *               150,000          2,824,500
Intralot SA (Greece)                                        55,500          1,079,016
Jack Henry & Associates,
  Inc.                                                     125,000          2,572,500
Kronos, Inc.                               *               110,000          4,357,100
Magma Design
  Automation, Inc.                         *               160,500          3,746,070
Matrix One, Inc.                           *               275,000          1,694,000
MSC.Software
  Corporation                              *               109,000          1,030,050
MYOB, Ltd. (Australia)                                      88,871             73,499
Nassda Corporation                         *               125,000            906,250
Open Solutions, Inc.                       *                 8,600            151,102
RSA Security, Inc.                         *               110,000          1,562,000
Skillsoft PLC ADR
  (Ireland)                                *               275,000          2,378,750
Sycamore Networks, Inc.                    *               228,600          1,197,864
THQ, Inc.                                  *                81,500          1,378,165
Tier Technologies, Inc.
  Class B                                  *                80,680            659,156
Tietoenator Oyj (Finland)                                   32,825            895,756
Websense, Inc.                             *                55,900          1,634,516
                                                                         ------------
                                                                           38,350,631
                                                                         ------------

-------------------------------------------------------------------------------------
                                                            Shares              Value
-------------------------------------------------------------------------------------
Computers & Information--0.8%
DigitalThink, Inc.                         *               325,000       $    913,250
Equant NV (Netherlands)                    *               164,200          1,519,764
Iomega Corporation                         [star]          292,500          1,749,150
Scansoft, Inc.                             *               281,700          1,498,644
SimpleTech, Inc.                           *[star]         345,000          2,073,450
                                                                         ------------
                                                                            7,754,258
                                                                         ------------
Construction--0.2%
PanaHome Corporation
  (Japan)                                                  273,000          1,441,265
                                                                         ------------

Cosmetics & Personal Care--0.5%
1-800 Contacts, Inc.                       *                70,800          1,486,800
Kose Corporation (Japan)                   [star]           49,000          1,764,201
Milbon Company Ltd.
  (Japan)                                                   45,200          1,203,675
                                                                         ------------
                                                                            4,454,676
                                                                         ------------
Diversified--1.0%
Armor Holdings, Inc.                       *                60,000          1,578,600
FEI Company                                *                52,500          1,181,250
MAXIMUS, Inc.
                                           *                41,000          1,604,330
Yankee Candle Company,
  Inc. (The)
                                           *               180,500          4,933,065
                                                                         ------------
                                                                            9,297,245
                                                                         ------------
Education--1.9%
Apollo Group, Inc.
  Class A                                  *               150,000         10,200,000
Education Management
  Corporation
                                           *               250,000          7,760,000
                                                                         ------------
                                                                           17,960,000
                                                                         ------------
Electric Utilities--0.1%
PNM Resources, Inc.                                         42,000          1,180,200
                                                                         ------------
Electrical Equipment--0.3%
Alpine Electronics, Inc.
  (Japan)                                                   88,000          1,183,621
Entegris, Inc.                             *                87,500          1,124,375
                                                                         ------------
                                                                            2,307,996
                                                                         ------------
Electronics--3.2%
Adaptec, Inc.                              *[star]         200,500          1,770,415
Aixtron AG (Germany)                                       117,256            697,463
AMIS Holdings, Inc.                        *               181,800          3,323,304
ATMI, Inc.                                 *               110,000          2,545,400
EDO Corporation                            [star]           77,500          1,910,375
Elmos Semiconductor
  (Germany)                                                 73,300          1,143,012
International Rectifier
  Corporation                              *                21,000          1,037,610
Invision Technologies,
  Inc.                                     *[star]          51,500          1,728,855
Itron, Inc.                                *[star]         100,500          1,845,180
Monolithic System
  Technology                               *               197,100          1,685,205
Mykrolis Corporation                       *               180,000          2,894,400
Osi Systems, Inc.                          *                61,400          1,179,494
Rudolph Technologies,
  Inc.                                     *                51,200          1,256,448
Semtech Corporation                        *               242,500          5,512,025
Tessera Technologies, Inc.                 *                93,000          1,749,330
                                                                         ------------
                                                                           30,278,516
                                                                         ------------

December 31, 2003

----------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
                                                           Shares                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------------
Entertainment & Leisure--3.5%
Alliance Gaming
  Corporation                                 *           200,000           $  4,930,000
Avex, Inc. (Japan)                                         51,000                929,997
EMI Group PLC (United
  Kingdom)                                    [star]    1,001,600              2,834,087
Kadokawa Holdings, Inc.
  (Japan)                                                  54,800              1,461,879
Multimedia Games, Inc.                        *           108,200              4,447,020
The Walt Disney Company                                   798,000             18,617,340
                                                                            ------------
                                                                              33,220,323
                                                                            ------------
Financial Services--2.2%
American Home
  Mortgage Investment
  Corp. REIT                                  [star]       80,000              1,800,800
Certegy, Inc.                                             165,000              5,412,000
Dundee Wealth
  Management, Inc.
  (Canada)                                                122,900                764,741
First Marblehead
  Corporation (The)                           *           100,500              2,198,940
GMP Capital Corp.
  (Canada)                                                 26,648                343,579
GMP Capital Corp.
  (Canada)                                                 36,800                474,472
Grupo Financiero
  Banorte SA de CV
  Class O (Mexico)                                        230,600                800,392
Net.B@nk, Inc.                                            125,800              1,679,430
One Liberty Properties, Inc.                               68,800              1,372,560
Value Line, Inc.                                           19,000                948,100
Waddell & Reed Financial,
  Inc. Class A                                            205,000              4,809,300
                                                                            ------------
                                                                              20,604,314
                                                                            ------------
Food Retailers--0.1%
Lindt & Spruengli AG
  (Switzerland)                                             1,280              1,063,569
                                                                            ------------
Forest Products & Paper--0.4%
Kimberly Clark de
  Mexico SA de CV
  Class A (Mexico)                                        575,000              1,473,801
Universal Forest
  Products, Inc.                              [star]       64,000              2,059,520
                                                                            ------------
                                                                               3,533,321
                                                                            ------------
Health Care Providers--2.5%
AmSurg Corporation                            *            37,300              1,413,297
Community Health
  Systems, Inc.                               *           100,000              2,658,000
Coventry Health Care, Inc.                    *           132,500              8,544,925
DaVita, Inc.                                  *           200,000              7,800,000
MedCath Corporation                           *           141,500              1,480,090
Rotech Healthcare, Inc.                       *            55,000              1,256,750
                                                                            ------------
                                                                              23,153,062
                                                                            ------------
Heavy Construction--0.7%
Aktor S.A. Technical
  Company (Greece)                            [star]      295,500              1,939,783
Horizon Offshore, Inc.                        *           262,000              1,152,800
M/I Schottenstein
  Homes, Inc.                                              41,200              1,608,860
NCC AB Class B (Sweden)                                    98,700                760,337
WCI Communities, Inc.                         *            71,000              1,463,310
                                                                            ------------
                                                                               6,925,090
                                                                            ------------

----------------------------------------------------------------------------------------
                                                           Shares                  Value
----------------------------------------------------------------------------------------
Heavy Machinery--2.6%
Actuant Corporation
  Class A                                     *           308,500           $ 11,167,700
AGCO Corporation                              *[star]      88,300              1,778,362
Asyst Technologies, Inc.                      *            97,500              1,691,625
Chicago Bridge & Iron
  Company NV NY
  Shares (Netherlands)                        [star]       60,900              1,760,010
FMC Technologies, Inc.                        *           155,000              3,611,500
Komori Corporation
  (Japan)                                     [star]      158,000              2,338,830
Okumura Corporation
  (Japan)                                                 250,000              1,063,334
Terex Corporation
                                              *            45,000              1,281,600
                                                                            ------------
                                                                              24,692,961
                                                                            ------------
Home Construction, Furnishings &
Appliances--1.1%
Parkervision, Inc.                            *           116,200              1,137,598
Ryland Group, Inc. (The)                                   45,000              3,988,800
Standard-Pacific
  Corporation                                              33,000              1,602,150
Toll Brothers, Inc.                           *           100,000              3,976,000
                                                                            ------------
                                                                              10,704,548
                                                                            ------------
Insurance--10.4%
Aon Corporation                                           825,100             19,752,894
April Group (France)                                       68,195              1,217,772
Baloise Holding, Ltd.--
  Class R (Switzerland)                                    36,654              1,527,250
Fairfax Financial Holdings
  Ltd. (Canada)                                           116,410             20,314,709
HCC Insurance Holdings, Inc.                               41,000              1,303,800
Infinity Property & Casualty
  Corp.                                                    34,000              1,123,700
Kansas City Life Insurance
  Company                                                  22,800              1,053,360
Millea Holdings, Inc.
  (Japan)                                     [star]        1,820             23,766,440
Nipponkoa Insurance
  Company Ltd. (Japan)                        [star]    4,027,000             22,274,144
Platinum Underwriters
  Holdings Ltd. (Bermuda)                                  44,600              1,338,000
Pohjola Group PLC,
  Series D (Finland)                                       54,100              1,442,309
Scottish Annuity & Life
  Holdings (Bermuda)                                      140,000              2,909,200
                                                                            ------------
                                                                              98,023,578
                                                                            ------------
Lodging--2.7%
Hilton Hotels Corporation                               1,165,000             19,956,450
Station Casinos, Inc.                                     162,500              4,977,375
                                                                            ------------
                                                                              24,933,825
                                                                            ------------
Media--Broadcasting & Publishing--11.7%
Caltagirone Editore SpA
  (Italy)                                                 174,300              1,505,842
Comcast Corporation
  Special Class A                             *           509,000             15,921,520
Eniro AB (Sweden)                             [star]      211,610              2,026,662
Entercom
  Communications
  Corporation                                 *            90,000              4,766,400
Hughes Electronics
  Corporation                                 *         1,022,434             16,921,283
Lin TV Corporation
  Class A                                     *            64,000              1,651,840
News Corporation Ltd.
  (Australia)                                             928,000              8,365,624

December 31, 2003

-----------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
                                                      Shares                  Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
News Corporation Ltd.
  ADR (Australia)                                    274,000           $  9,891,400
Nexstar Broadcasting
  Group, Inc. Class A                    *           122,500              1,679,475
NRJ Group (France)                       [star]      154,200              3,277,150
Radio One, Inc.                          *           170,000              3,281,000
Shaw Communications,
  Inc. Class B (Canada)                  [star]    1,203,400             18,676,768
SKY Perfect
  Communications, Inc.
  (Japan)                                [star]       13,569             15,947,150
Spanish Broadcasting
  System, Inc.                           *           370,000              3,885,000
Telefonica Publicidade
  Informacion SA (Spain)                 [star]      311,900              1,706,200
                                                                       ------------
                                                                        109,503,314
                                                                       ------------
Medical Equipment & Supplies--1.1%
Applera Corporation--
  Celera Genomics Group                  *           120,600              1,677,546
Bio-Rad Laboratories, Inc.
  Class A                                *[star]      31,100              1,793,537
Biosite, Inc.                            *[star]      91,500              2,648,925
Conmed Corporation                       *[star]      78,000              1,856,400
PolyMedica Corporation                   [star]       89,400              2,352,114
                                                                       ------------
                                                                         10,328,522
                                                                       ------------
Medical Supplies--0.2%
Hitachi Medical
  Corporation (Japan)                                 86,000              1,090,943
Mayne Group Ltd.
  (Australia)                                        312,102                764,972
                                                                       ------------
                                                                          1,855,915
                                                                       ------------
Metals--0.1%
Wheeling-Pittsburgh
  Corp.                                  *            46,400              1,132,160
                                                                       ------------
Metals & Mining--0.8%
Roper Industries, Inc.                                96,000              4,728,960
Shaw Group, Inc.                         *            61,400                836,268
Steel Dynamics, Inc.                     *[star]      79,700              1,872,153
                                                                       ------------
                                                                          7,437,381
                                                                       ------------
Oil & Gas--2.6%
Cabot Oil & Gas
  Corporation                                         47,500              1,394,125
Cal Dive
  International, Inc.                    *            59,500              1,434,545
China Oilfield Services,
  Ltd. (China)                           [star]    5,078,000              1,798,680
Denbury Resources, Inc.                  *           123,000              1,710,930
Encore Acquisition
  Company                                *            45,900              1,131,435
Forrest Oil Corporation                  *            49,500              1,414,215
Helmerich & Payne, Inc.                               57,500              1,605,975
Key Energy Services, Inc.                *           160,000              1,649,600
National-Oilwell, Inc.                   *           125,000              2,795,000
Nuevo Energy Company                     *            64,400              1,556,548
Oil Search Ltd. (Australia)                          918,100                704,079
Penn Virginia Corporation                             28,500              1,586,025
Quicksilver
  Resources, Inc.                        *            38,300              1,237,090
Ugi Corporation                                       45,000              1,525,500
Vintage Petroleum, Inc.                               97,900              1,177,737
W-H Energy Services, Inc.                *           112,500              1,822,500
                                                                       ------------
                                                                         24,543,984
                                                                       ------------

-----------------------------------------------------------------------------------
                                                      Shares                  Value
-----------------------------------------------------------------------------------
Pharmaceuticals--6.7%
Abgenix, Inc.                            *[star]     148,500           $  1,850,310
Alkermes, Inc.                           *           101,000              1,363,500
Bachem AG Class B
  (Switzerland)                          [star]       34,680              1,775,126
Cambridge Antibody
  Technology Group
  (United Kingdom)                                   157,900              1,325,587
Cephalon, Inc.                           *            60,000              2,904,600
Cubist Pharmaceuticals,
  Inc.                                   *           212,600              2,585,216
CV Therapeutics, Inc.                    *[star]     160,000              2,345,600
Encysive
  Pharmaceuticals, Inc.                  *[star]     322,800              2,889,060
Henry Schein, Inc.
                                         *           170,000             11,488,600
Human Genome
  Sciences, Inc.
                                         *            98,000              1,298,500
Kobayashi Pharmaceutical
  Co., Ltd. (Japan)                                   28,000                680,347
Medicines Company                        *            78,300              2,306,718
NBTY, Inc.                               *            61,000              1,638,460
Neurocrine Biosciences,
  Inc.                                   *            82,500              4,499,550
Nippon Shinyaku
  Company Ltd. (Japan)                   [star]      339,000              1,957,289
Omnicare, Inc.                                       290,000             11,713,100
Onyx Pharmaceuticals,
  Inc.                                   *            85,000              2,399,550
Orion-Yhtyma Oyj Class B
  (Finland)                                           52,200              1,117,263
OSI Pharmaceuticals, Inc.                *            27,900                898,659
Regeneron
  Pharmaceuticals, Inc.                  *            61,500                904,665
Tanabe Seiyaju Co Ltd.
  (Japan)                                [star]      220,000              1,785,281
Towa Pharmaceutical
  Company Ltd. (Japan)                                72,000              1,591,643
XOMA Ltd.                                *           222,700              1,469,820
                                                                       ------------
                                                                         62,788,444
                                                                       ------------
Real Estate--2.2%
Acadia Realty Trust REIT                              82,600              1,032,500
Keppel Land Ltd.
  (Singapore)                                      1,269,000              1,180,604
Maguire Properties, Inc.
  REIT                                                53,100              1,290,330
MFA Mortgage
  Investments, Inc.                                  119,500              1,165,125
Regency Centers
  Corporation REIT                                    23,900                952,415
Shurgard Storage Centers
  Class A REIT                                        33,000              1,242,450
Trizec Canada, Inc.
  (Canada)                                           993,000             13,683,540
                                                                       ------------
                                                                         20,546,964
                                                                       ------------
Restaurants--1.1%
AFC Enterprises, Inc.                    *[star]      94,000              1,825,950
CEC Entertainment, Inc.                  *            71,500              3,388,385
Ruby Tuesday, Inc.                                   182,500              5,199,425
                                                                       ------------
                                                                         10,413,760
                                                                       ------------
Retailers--5.9%
A.C. Moore Arts &
  Crafts, Inc.                           *           155,100              2,987,226
Amplifon SpA (Italy)                                  28,819                817,242
AnnTaylor Stores
  Corporation                            *           125,000              4,875,000

December 31, 2003

--------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
                                                         Shares                  Value
--------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------------
C&S Company Ltd. (Japan)                                 54,800           $    991,624
Charming Shoppes, Inc.                       *          226,500              1,223,100
Duane Reade, Inc.                            *          109,800              1,857,816
Electronics Boutique
  Holdings Corporation                       *           70,500              1,613,745
Familymart Company Ltd.
  (Japan)                                    [star]      97,300              2,214,458
GameStop Corporation                         *          104,500              1,610,345
Germanos SA (Greece)                                     24,700                616,260
HMV Group PLC (United
  Kingdom)                                              496,706              1,478,499
Kesa Electricals PLC (United
  Kingdom)                                              354,000              1,623,169
Koninklijke Vendex
  KBB-CVA NV (Holland
  *Jas)                                                 114,000              1,584,136
O'Reilly Automotive, Inc.                    *          227,500              8,726,900
Otsuka Kagu Ltd. (Japan)                     [star]      59,400              1,839,455
School Specialty, Inc.                       *          193,000              6,563,930
SCP Pool Corporation                         *           32,750              1,070,270
The Warehouse Group Ltd.
  (New Zealand)                                         357,859              1,199,750
Tsuruha Company Ltd.
  (Japan)                                    [star]     120,800              2,206,197
Tuesday Morning
  Corporation                                *          225,000              6,806,250
Tweeter Home
  Entertainment Group,
  Inc.                                       *          177,800              1,680,210
Xebio Company Ltd.
  (Japan)                                                67,500              1,511,053
                                                                          ------------
                                                                            55,096,635
                                                                          ------------
Telecommunications--2.7%
MRV Communications, Inc.                     *          367,030              1,380,033
MobileOne (Asia) Ltd.
  (Singapore)                                [star]   2,477,000              2,187,776
Nippon Telegraph &
  Telephone Corporation
  (Japan)                                    [star]       4,058             19,568,939
REMEC, Inc.                                  *          128,000              1,076,480
STET Hellas
  Telecommunications SA
  ADR (Greece)                                           92,300              1,199,808
                                                                          ------------
                                                                            25,413,036
                                                                          ------------
Telephone Systems--1.1%
Nextel Partners, Inc.
  Class A                                    *          459,500              6,180,275
NII Holdings, Inc. Class B                   *           60,000              4,477,800
                                                                          ------------
                                                                            10,658,075
                                                                          ------------
Textiles, Clothing & Fabrics--0.7%
Genesco, Inc.                                *          107,500              1,626,475
Gildan Activewear, Inc.
  (Canada)                                   *           17,000                524,960
Nagaileben Company Ltd.
  (Japan)                                                32,000                864,099
Timberland Company
  (The)                                      *           30,700              1,598,549
Tod's SpA (Italy)                            [star]      46,700              2,026,102
                                                                          ------------
                                                                             6,640,185
                                                                          ------------

--------------------------------------------------------------------------------------
                                                         Shares                  Value
--------------------------------------------------------------------------------------
Transportation--0.7%
Adsteam Marine, Ltd.
  (Australia)                                           718,228           $    896,400
Beijing Capital
  International Airport
  Company Ltd. (China)                                3,388,000              1,156,426
FirstGroup PLC (United
  Kingdom)                                   [star]     376,000              1,832,949
SembCorp Logistics, Ltd.
  (Singapore)                                         1,124,000              1,323,677
USF Corporation                              [star]      51,500              1,760,785
                                                                          ------------
                                                                             6,970,237
                                                                          ------------
TOTAL COMMON STOCKS
 (Cost $685,746,557)                                                       913,536,029
                                                                          ------------

--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
--------------------------------------------------------------------------------------
Media--Broadcasting & Publishing--0.4%
News Corporation Ltd.
  Sponsored ADR
  (Australia)
  (Cost $3,304,888)                                     114,356              3,459,269
                                                                          ------------

-----------------------------------------------------------
 Coupon           Maturity
  Rate              Date            Face              Value
-----------------------------------------------------------
COMMERCIAL PAPER--0.5%
-----------------------------------------------------------
Banking--0.1%
Ciesco LLC
  1.070%        02/06/2004       $1,000,000         998,930
                                                 ----------
Financial Services--0.4%
Alpine Securitization Corp.
  1.130%        01/15/2004        1,000,000         999,561
Alpine Securitization Corp.
  1.100%        01/06/2004        1,000,000         999,847
Atlantic Asset Securities Corp.
  1.120%        01/16/2004        1,000,000         999,533
Yorktown Capital LLC
  1.090%        01/05/2004        1,000,000         999,879
                                                 ----------
                                                  3,998,820
                                                 ----------
TOTAL COMMERCIAL PAPER
 (Cost $4,997,750)                                4,997,750
                                                 ----------

-----------------------------------------------------------
CASH EQUIVALENTS--19.8%
-----------------------------------------------------------
Institutional Money Market Funds--1.1%
Merrill Lynch Premier Institutional Fund
  1.037%        01/02/2004   +    3,976,370       3,976,370
Merrimac Cash Fund-Premium Class
  0.976%        01/02/2004   +    6,171,645       6,171,645
                                                 ----------
                                                 10,148,015
                                                 ----------
Bank & Certificate Deposits/
Offshore Time Deposits--11.1%
Bank of Montreal
  1.060%        01/15/2004   +    1,904,090       1,904,090
Bank of Montreal
  1.060%        02/17/2004   +    3,740,391       3,740,391
Bank of Nova Scotia
  1.080%        03/03/2004   +    7,480,782       7,480,782
Citigroup, Inc.
  1.090%        02/06/2004   +   10,286,075      10,286,075
Citigroup, Inc.
  1.090%        03/04/2004   +    6,545,684       6,545,684

December 31, 2003

-------------------------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
-------------------------------------------------------------------------------------------------
 Coupon                                         Maturity
  Rate                                            Date             Face                     Value
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------------------------------------------
Compass Securitization
  1.081%                                       01/22/2004   +   $1,870,196         $    1,870,196
Credit Agricole Indosuez
  1.080%                                       01/28/2004   +    1,870,195              1,870,195
Credit Agricole Indosuez
  0.980%                                       01/02/2004   +    5,610,586              5,610,586
Delaware Funding Corporation
  1.082%                                       01/07/2004   +      935,098                935,098
Den Danske Bank
  1.080%                                       01/20/2004   +    3,740,391              3,740,391
Den Danske Bank
  1.020%                                       01/30/2004   +    3,740,391              3,740,391
Falcon Asset Securitization Corporation
  1.092%                                       01/08/2004   +    1,862,976              1,862,976
Falcon Asset Securitization Corporation
  1.091%                                       01/13/2004   +    3,740,391              3,740,391
Fleet National Bank
  1.000%                                       01/21/2004   +    3,740,391              3,740,391
General Electric Capital Corporation
  1.092%                                       01/09/2004   +    2,618,274              2,618,274
General Electric Capital Corporation
  1.092%                                       01/28/2004   +    4,675,489              4,675,489
General Electric Capital Corporation
  1.082%                                       01/16/2004   +    1,870,195              1,870,195
Govco, Inc.
  1.082%                                       01/28/2004   +    3,734,107              3,734,107
Greyhawk Funding
  1.102%                                       02/09/2004   +    1,870,195              1,870,195
Greyhawk Funding
  1.092%                                       02/13/2004   +    2,805,293              2,805,293
Liberty Street
  1.081%                                       01/20/2004   +    1,866,128              1,866,128
Royal Bank of Canada
  1.050%                                       02/27/2004   +    4,675,489              4,675,489
Royal Bank of Scotland
  1.080%                                       01/09/2004   +    4,675,489              4,675,489
Royal Bank of Scotland
  1.060%                                       04/02/2004   +    5,610,586              5,610,586
Sheffield Receivables Corporation
  1.091%                                       01/06/2004   +    4,672,315              4,672,315
Sheffield Receivables Corporation
  1.081%                                       01/28/2004   +    1,870,195              1,870,195
Southtrust Bank
  1.090%                                       02/17/2004   +    1,870,195              1,870,195
Toronto Dominion Bank
  1.100%                                       01/08/2004   +    4,675,489              4,675,489
                                                                                   --------------
                                                                                      104,557,076
                                                                                   --------------
Floating Rate Instruments/Master Notes--7.6%
Bear Stearns & Company
  1.135%                                       06/10/2004   +    1,870,195              1,870,195
Bear Stearns & Company
  1.135%                                       09/08/2004   +    1,870,195              1,870,195
Credit Suisse First Boston Corporation
  1.040%                                       01/02/2004   +    9,350,977              9,350,977
Goldman Sachs Group, Inc.
  1.060%                                       01/05/2004   +    5,610,586              5,610,586
Goldman Sachs Group, Inc.
  1.040%                                       01/02/2004   +   11,221,173             11,221,173
Goldman Sachs Group, Inc.
  1.040%                                       01/30/2004   +    3,740,391              3,740,391
Golman Sachs Group, Inc.
  0.955%                                       01/02/2004   +    9,350,977              9,350,977

-------------------------------------------------------------------------------------------------
 Coupon                                         Maturity
  Rate                                            Date             Face                     Value
-------------------------------------------------------------------------------------------------
Liberty Lighthouse Funding
  1.138%                                       01/15/2004   +   $1,870,195         $    1,870,195
Merrill Lynch & Company, Inc.
  1.040%                                       01/02/2004   +    8,415,880              8,415,880
Morgan Stanley
  1.080%                                       01/29/2004   +    4,301,450              4,301,450
Morgan Stanley
  1.050%                                       06/14/2004   +    6,545,684              6,545,684
Morgan Stanley
  1.050%                                       09/10/2004   +    4,675,489              4,675,489
Morgan Stanley
  1.050%                                       06/21/2004   +    2,244,235              2,244,235
                                                                                   --------------
                                                                                       71,067,427
                                                                                   --------------
TOTAL CASH EQUIVALENTS
 (Cost $185,772,518)
                                                                                      185,772,518
                                                                                   --------------

-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.0%
-------------------------------------------------------------------------------------------------
IBT Repurchase Agreement dated
  12/31/2003 due 01/02/2004, with a
  maturity value of $37,575,352 and
  an effective yield of 0.75%
  collateralized by U.S. Government
  Obligations with rates ranging
  from 4.38% to 5.45%, maturity
  dates ranging from 02/25/2022 to
  09/01/2032 and a total market
  value of $39,452,486.
                                                                37,573,786             37,573,786
                                                                                   --------------
TOTAL INVESTMENTS&---122.0%
 (Cost $917,395,499)
                                                                                    1,145,339,352
Other assets less liabilities--(22.0%)                                               (206,548,159)
                                                                                   --------------
NET ASSETS--100.0%
                                                                                   $  938,791,193
                                                                                   ==============

Notes to the Schedule of Investments:

ADR    American Depositary Receipt
REIT   Real Estate Investment Trust
*      Non-income producing security.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
+      Represents collateral received from securities lending transactions.
&      Fund has Securities on loan. See Note 6.


                 See accompanying notes to financial statements              159

Schedule of Investments
December 31, 2003

----------------------------------------------------------------------
Vantagepoint
International Fund
                                          Shares                 Value
----------------------------------------------------------------------
COMMON STOCKS--94.6%
----------------------------------------------------------------------
Australia--1.5%
Amcor, Ltd.                               47,600          $    295,609
Australia & New Zealand
  Banking Group Ltd.                      74,220               986,585
BHP Finance Ltd.                          33,566               307,634
Brambles Industries Ltd.                  57,300               227,468
Commonwealth Bank of
  Australia                               66,600             1,474,656
Foster's Brewing Group Ltd.              263,163               890,366
National Australia Bank Ltd.              33,700               758,853
News Corporation Ltd.                     39,828               359,037
QBE Insurance Group Ltd.                  65,460               521,691
Wesfarmers Ltd.                           27,300               543,721
WMC Resources Ltd.                 *     112,800               477,473
Woolworths Ltd.                           45,336               402,213
                                                          ------------
                                                             7,245,306
                                                          ------------
Belgium--2.0%
Fortis                                   286,630             5,756,411
Interbrew                                141,700             3,770,603
                                                          ------------
                                                             9,527,014
                                                          ------------
Brazil--0.7%
Banco Bradesco SA,
  Sponsored ADR                              300                 7,923
Companhia Vale do Rio
  Doce ADR                                 7,407               433,309
Companhia Vale do Rio
  Doce Sponsored ADR                      17,000               875,670
Petroleo Brasileiro SA                    24,300               710,532
Telesp Celular Partcipacoes
  SA ADR                                 220,600             1,451,548
                                                          ------------
                                                             3,478,982
                                                          ------------
Canada--3.5%
Abitibi-Consolidated, Inc.                81,500               653,285
Alcan Aluminum Ltd.                       13,200               618,013
BCE, Inc.                                 46,000             1,027,595
Bombardier, Inc. Class B                 376,100             1,590,220
CanWest Global
  Communications
  Corporation                      *      99,700             1,067,361
Corus Entertainment, Inc.
  Class B                                 68,700             1,460,346
EnCana Corporation                       104,800             4,131,406
Great-West Lifeco, Inc.                   13,700               481,835
Inco Ltd. (foreign shares)         *      15,400               614,833
National Bank of Canada                   12,000               400,155
Placer Dome, Inc.                         24,700               442,374
Suncor Energy, Inc.                       21,400               537,605
Telus Corporation Non-voting
  Shares                                  34,800               650,970
Thomson Corporation                       72,700             2,645,680
                                                          ------------
                                                            16,321,678
                                                          ------------
China--0.0%
China Life Insurance Co.,
  Ltd. ADR                                 3,500               115,395
                                                          ------------
Czech Republic--0.2%
Cesky Telecom AS                          88,600             1,004,678
                                                          ------------

----------------------------------------------------------------------
                                          Shares                 Value
----------------------------------------------------------------------
Denmark--0.7%
A P Moller-Maersk A/S                       104           $    748,182
Novo Nordisk A/S                          59,020             2,397,060
Tele Danmark A/S                           4,000               143,881
                                                          ------------
                                                             3,289,123
                                                          ------------
Finland--0.5%
Nokia OYJ                                100,200             1,727,549
UPM-Kymmene OYJ                           35,600               676,904
                                                          ------------
                                                             2,404,453
                                                          ------------
France--8.3%
Accor SA                                  22,500             1,015,786
BNP Paribas SA                            63,600             3,992,611
Bouygues SA                               49,800             1,735,992
Carrefour Supermarche SA                  78,880             4,316,990
Credit Agricole SA                        15,600               371,365
Essilor International SA                  14,800               763,081
France Telecom SA                  *      43,000             1,225,332
Groupe Danone                              9,400             1,529,634
JC Decaux SA
                                   *     196,400             3,200,897
L'Air Liquide SA                           8,387             1,476,590
L'Oreal SA                                12,400             1,013,585
M6-Metropole Television                   29,700               971,827
Renault SA                                24,500             1,685,306
Rhodia SA                                164,500               734,378
Sanofi-Synthelabo SA                     139,538            10,475,918
Schneider Electric SA                     14,100               920,263
Societe Generale Class A                   5,400               475,354
Total SA                                   5,300               982,423
Vivendi Universal SA               *      89,900             2,178,546
                                                          ------------
                                                            39,065,878
                                                          ------------
Germany--8.9%
Allianz AG                                92,702            11,663,569
Bayerische Motoren
  Werke AG                                14,500               666,470
DaimlerChrysler AG                        49,500             2,290,753
Deutsche Bank AG                          20,600             1,647,592
Deutsche Boerse AG                        62,231             3,404,249
Deutsche Telekom AG                *     257,200             4,618,750
Epcos AG                           *       6,071               135,514
Hypo Real Estate Holding           *      15,252               376,890
Infineon Technologies AG           *      28,600               387,713
Infineon Technologies AG
  ADR                              *       5,900                80,889
Linde AG                                  70,700             3,760,842
Metro AG                                   9,200               404,931
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                         73,525             8,797,699
SAP AG                                     9,000             1,514,342
SAP AG ADR                                 1,400                58,184
Siemens AG                                26,100             2,085,842
                                                          ------------
                                                            41,894,229
                                                          ------------
Hong Kong--1.8%
Cheung Kong (Holdings) Ltd.               82,000               652,198
China Mobile Ltd.                        227,700               699,487
Citic Pacific, Ltd.                      292,200               745,202
CNOOC Ltd.                               711,100             1,392,203
Hang Lung Properties Ltd.                571,000               731,792
Hang Seng Bank Ltd.                       34,800               457,202
Hong Kong & China Gas                    345,900               527,956
Hongkong Land Holdings, Ltd.             281,000               477,700
Hutchison Whampoa Ltd.                    53,100               391,560

December 31, 2003

---------------------------------------------------------------------------
Vantagepoint
International Fund
                                                Shares                Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Johnson Electric
  Holdings Ltd.                                410,000          $   522,814
Li & Fung Ltd.                                 578,000              990,166
Sun Hung Kai
  Properties Ltd.                               43,000              355,852
Swire Pacific Ltd. Class A                      68,400              422,007
                                                                -----------
                                                                  8,366,139
                                                                -----------
Hungary--0.0%
Matav Rt                                        33,000              124,433
Matav Rt Sponsored ADR                             400                7,484
                                                                -----------
                                                                    131,917
                                                                -----------
Ireland--0.2%
CRH PLC                                         36,021              736,096
                                                                -----------
Italy--0.5%
Assicurazioni Generali                           8,900              235,036
ENI SpA                                         62,600            1,177,691
Telecom Italia-RNC SpA                *        141,937              288,266
Unicredito Italiano SpA                         76,700              412,823
                                                                -----------
                                                                  2,113,816
                                                                -----------
Japan--16.0%
Acom Company Ltd.                                9,400              426,117
Advantest Corporation                            9,000              713,553
Aeon Company Ltd.                               61,400            2,056,021
Aiful Corporation                                6,400              468,016
Canon, Inc.                                     17,000              791,251
Chugai Pharmaceutical
  Company Ltd.                                  29,800              428,335
Credit Saison Company Ltd.                      24,400              550,770
Dai Nippon Printing
  Company Ltd.                                  23,000              322,871
Daiwa House Industry Co Ltd.                    43,000              457,233
Daiwa Securities Company
  Ltd.                                          55,000              373,986
East Japan Railway Company                         370            1,742,841
Fanuc Ltd.                                      15,500              928,178
Fuji Fire & Marine Insurance                    26,500               72,670
Fuji Television Network, Inc.                      103              557,224
Hirose Electronics Company
  Ltd.                                           8,900            1,021,080
Honda Motor Company Ltd.                       145,600            6,464,472
Hoya Corporation                                 9,400              862,755
Japan Airlines System
  Corporation                                  482,000            1,272,325
Japan Telecom Holdings
  Company Ltd.                                     749            2,005,065
Japan Tobacco, Inc.                                284            2,079,470
Kansai Electric Power
  Company (The)                                 54,100              947,671
Keyence Corporation                              4,000              842,832
Konica Corp.                                    24,000              322,582
Millea Holdings, Inc.                               79            1,031,620
Mitsubishi Corporation                         101,000            1,070,199
Mitsubishi Estate Company
  Ltd.                                         158,000            1,497,323
Mitsubishi Heavy Industries
  Ltd.                                         124,000              344,669
Mitsubishi Motor
  Corporation                         *        102,000              208,357
Mitsubishi Tokyo Financial                          54              421,080
Mitsui Fudosan Company Ltd.                     79,000              713,292
Mitsui Sumitomo Insurance
  Company Ltd.                                 165,420            1,357,799
Murata Manufacturing
  Company Ltd.                                  12,200              658,875

---------------------------------------------------------------------------
                                                Shares                Value
---------------------------------------------------------------------------
NEC Corporation                       [star]   369,000          $ 2,715,614
Nidec Corporation                                7,100              677,483
Nikko Cordial Corporation                      879,500            4,897,505
Nikon Corporation                     *         47,000              708,441
Nintendo Company Ltd.                            7,200              671,579
Nippon Broadcasting System                       2,200              102,397
Nippon Steel Corp.                             296,000              635,015
Nippon Telegraph &
  Telephone Corporation                            255            1,229,689
Nippon Television Network                          500               74,293
Nissan Motor Company Ltd.                      175,000            1,997,948
Nitto Denko Corporation                         21,700            1,153,717
Nomura Holdings, Inc.                           89,900            1,530,338
Orix Corporation                                14,600            1,206,566
Promise Company Ltd.                            48,100            2,095,206
Ricoh Co. Ltd.                                  27,000              532,646
Rohm Company Ltd.                               12,700            1,487,846
Sankyo Company Ltd.                             48,000              902,155
Sekisui House Ltd.                             101,000            1,042,878
Shimamura Company Ltd.                           4,200              285,197
Shin-Etsu Chemical Company
  Ltd.                                          12,900              527,022
Shionogi & Company Ltd.                         48,000              893,648
SMC Corporation                                  9,700            1,206,958
Sony Corporation                                20,800              719,784
Sumitomo Chemical Co Ltd.                      174,000              717,358
Sumitomo Mitsui Financial
  Group, Inc.                                      174              926,723
Sumitomo Trust & Banking
  Company Ltd.                                 157,900              927,871
Suzuki Motor Corporation                        99,000            1,464,546
Tokyo Broadcasting System                       37,600              598,668
Tokyo Electronics Ltd.                [star]    32,600            2,475,180
Tokyu Corporation                              152,200              780,804
Toray Industries, Inc.                         137,000              572,484
Tostem Inax Holding
  Corporation                                   16,000              308,926
Toyota Motor Credit
  Corporation                                   36,100            1,218,935
UFJ Holdings, Inc.                    *            180              864,658
Uni-Charm Corporation                            5,400              265,442
Yahoo Japan Corporation               *             68              913,348
Yamanouchi Pharmaceutical
  Company Ltd.                                  37,100            1,152,346
Yamato Transport Company
  Ltd.                                          68,000              800,448
Yasuda Fire & Marine
  Insurance Co. Ltd.                            39,700              326,235
Yokohama Bank Ltd.                             120,100              557,875
                                                                -----------
                                                                 75,176,304
                                                                -----------
Luxembourg--0.3%
RTL Group                                       16,300              961,154
Societe Europeenne des
  Satellites                                    45,200              454,730
                                                                -----------
                                                                  1,415,884
                                                                -----------
Mexico--1.9%
America Movil SA de
  CV ADR                                        29,700              811,998
Grupo Modelo SA de CV,
  Class C                                      407,200              974,852
Grupo Televisa SA ADR                           69,300            2,762,298
Telefonos de Mexico
  SA ADR                                        76,992            2,543,046
Wal-Mart de Mexico
  SA de CV Series V                            674,300            1,922,156
                                                                -----------
                                                                  9,014,350
                                                                -----------

December 31, 2003

---------------------------------------------------------------------------
Vantagepoint
International Fund
                                                  Shares              Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Netherlands--6.1%
ABN AMRO Holding NV                              134,371        $ 3,134,547
ASM Lithography
  Holdings NV                         *          226,914          4,485,792
ASM Lithography
  Holdings NV                         *           22,500            451,125
Aegon NV                                         202,839          2,992,091
Elsevier NV                                       11,800            146,165
Heineken Holding NV Class A                       20,675            705,376
Heineken NV                                       63,400          2,407,009
ING Groep NV                                      69,522          1,616,532
KPN NV                                *          336,400          2,589,004
Koninklijke (Royal) Philips
  Electronics NV                                  16,000            465,796
Koninklijke Numico NV CVA             *            9,200            253,487
Royal Dutch Petroleum
  Company                                        113,200          5,950,425
Royal Dutch Petroleum
  Company NY Shares                                8,400            440,076
STMicroelectronics NV                             36,770            994,162
TNT Post Group NV                                 17,200            401,666
Unilever NV CVA                                    6,100            397,744
VNU NV                                            21,191            667,551
Wolters Kluwer NV                                 51,747            806,923
                                                                -----------
                                                                 28,905,471
                                                                -----------
New Zealand--0.0%
Telecom Corporation of New
  Zealand Ltd.                                       295              1,037
                                                                -----------
Norway--1.2%
DNB NOR ASA                                       56,900            378,317
Norsk Hydro ASA                                   33,100          2,034,704
Norske Skogindustrier ASA                         16,500            313,796
Statoil ASA                                      104,400          1,168,616
Telenor ASA                                      291,900          1,901,444
                                                                -----------
                                                                  5,796,877
                                                                -----------
Russia--0.4%
OAO Lukoil Holding ADR                            16,300          1,515,900
OAO Gazprom Sponsored
  ADR Regulation S                    **           1,800             47,250
YUKOS ADR                                          6,900            293,940
                                                                -----------
                                                                  1,857,090
                                                                -----------
Singapore--1.3%
DBS Group Holdings Ltd.                          283,100          2,450,433
DBS Group Holdings Ltd.
  ADR 144A                            **@         80,000            692,457
Singapore Airlines Ltd.                           55,000            362,716
Singapore Press
  Holdings Ltd.                                   42,000            467,409
Singapore Technologies
  Engineering Ltd.                               250,000            300,300
Singapore
  Telecommunications Ltd.                      1,253,000          1,446,081
Venture Corporation Ltd.                          38,000            447,506
                                                                -----------
                                                                  6,166,902
                                                                -----------
South Korea--1.1%
Korea Electric Power Corp.                        36,550            656,458
Samsung Electronics
  Company Ltd.                                     5,680          2,149,962
Samsung Electronics
  Company Ltd. GDR 144A               **          12,975          2,439,300
                                                                -----------
                                                                  5,245,720
                                                                -----------

---------------------------------------------------------------------------
                                                  Shares              Value
---------------------------------------------------------------------------
Spain--4.1%
Altadis SA                                        45,216        $ 1,279,381
Banco Bilbao Vizcaya SA                          201,200          2,770,559
Industria de Diseno Textil SA
  (Inditex)                                      151,600          3,069,378
Promotora de Informaciones
  SA (PRISA)                                     196,500          2,841,749
Repsol SA                                        206,019          4,005,364
Telefonica SA                                    377,022          5,518,803
                                                                -----------
                                                                 19,485,234
                                                                -----------
Sweden--1.5%
Assa Abloy AB                                    103,100          1,223,548
ForeningsSparbanken AB                            83,000          1,630,162
Sandvik AB                                        42,200          1,452,648
Svenska Handelsbanken AB
  Class A                                         23,400            477,452
Telefonaktiebolaget LM
  Ericsson AB Class B                 *          769,800          1,378,364
Telefonaktiebolaget LM
  Ericsson ADR                        *           49,900            883,230
                                                                -----------
                                                                  7,045,404
                                                                -----------
Switzerland--11.4%
ABB Ltd.                              *          107,106            541,751
Ciba Specialty Chemicals AG           *           41,650          3,215,477
Clariant AG                           *          205,475          3,025,104
Compagnie Financiere
  Richemont AG                                    91,527          2,192,927
Credit Suisse Group                              106,347          3,882,060
Holcim Ltd.                                       40,905          1,900,716
Julius Baer Holding AG
  Class B                                          5,885          1,979,707
Nestle SA                             [star]      38,407          9,573,865
Novartis AG                           [star]     129,039          5,845,063
Roche Holding AG                                  48,053          4,835,924
Serono SA Class B                                  3,065          2,180,808
Swiss Re                                          53,231          3,585,664
Swisscom AG                                        7,542          2,482,362
Synthes-Stratec, Inc.                                483            476,922
UBS AG                                           116,680          7,972,569
                                                                -----------
                                                                 53,690,919
                                                                -----------
Taiwan--0.7%
Chunghwa Telecom
  Company Ltd. ADR                                87,100          1,262,950
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR                                       216,260          2,214,502
                                                                -----------
                                                                  3,477,452
                                                                -----------
United Kingdom--19.8%
Allied Domecq PLC                                 39,447            303,038
Anglo American PLC                                20,300            436,725
ARM Holdings PLC                      *           80,000            183,231
AstraZeneca Group PLC                             35,100          1,676,668
AstraZeneca Group PLC                            132,484          6,445,366
BG Group PLC                                     442,500          2,261,632
Barclays PLC                                      98,000            870,319
BHP Billiton PLC                                 297,828          2,590,541
BP Amoco PLC                                      46,400            374,646
Brambles Industries PLC                           26,800             97,209
British Aerospace PLC                            942,879          2,827,589
British Sky Broadcasting PLC          *          388,619          4,869,502
Carlton Communications PLC                       420,000          1,721,798
Centrica PLC                                     162,100            609,636
Compass Group PLC                              1,086,470          7,358,792
Diageo PLC                                       354,804          4,648,159

December 31, 2003

---------------------------------------------------------------
Vantagepoint
International Fund
---------------------------------------------------------------
                                           Shares         Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
GlaxoSmithKline PLC                        12,000   $   273,777
Granada Compass PLC                     2,067,577     4,496,004
HSBC Holdings PLC                         144,600     2,262,914
HBOS PLC                                  125,200     1,614,537
Imperial Chemical
  Industries PLC                        1,172,200     4,157,765
Kesa Electricals PLC                      283,260     1,298,811
Kingfisher Plc                          1,015,574     5,041,293
Lloyds TSB Group PLC                      464,100     3,705,909
Marks & Spencer Group
  PLC                                   1,080,800     5,567,348
National Grid Transco
  PLC                                     149,500     1,066,541
Pearson PLC                               141,000     1,563,200
Prudential Corporation
  PLC                                      62,500       526,087
Reckitt Benckiser PLC                      19,800       446,085
Reed International PLC                     69,400       577,982
Rio Tinto PLC                              15,300       420,787
Royal Bank of Scotland
  Group PLC                               103,400     3,033,581
Smith & Nephew PLC                         53,100       444,124
Smiths Group PLC                          124,000     1,460,926
Standard Chartered PLC                    100,400     1,650,841
Tesco PLC                               1,398,935     6,426,898
TI Automotive Ltd. #                       70,000             0
Unilever PLC                              203,400     1,887,928
Vodafone Group PLC                      2,931,416     7,236,564
Wolseley PLC                               29,500       415,388
Xstrata PLC                                38,750       435,128
                                                    -----------
                                                     93,285,269
                                                    -----------
TOTAL COMMON STOCKS
 (Cost $373,294,779)                                446,258,617
                                                    -----------

---------------------------------------------------------------
PREFERRED STOCKS--1.2%
---------------------------------------------------------------
Brazil--0.2%
Banco Bradesco SA                      94,341,300       496,190
Banco Itau Holdings
  Finance                               3,418,400       339,474
                                                    -----------
                                                        835,664
                                                    -----------
Germany--1.0%
Henkel KGaA, Vorzug                        64,150     5,001,654
                                                    -----------
TOTAL PREFERRED STOCKS
 (Cost $4,847,277)                                    5,837,318
                                                    -----------

-------------------------------------------------------------------------------------------
 Coupon                                     Maturity
  Rate                                        Date                Face                Value
-------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------------
Switzerland--0.1%
Credit Suisse Group Finance
  (Cost $152,433)
  6.000%                                   12/23/2005       $  222,000              243,741
                                                                                -----------

-------------------------------------------------------------------------------------------
CONVERTIBLE DEBT OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------
Cayman Islands--0.2%
SMFG Finance Ltd.
  (Cost $610,857)
  2.250%                                   07/11/2005       60,000,000            1,052,141
                                                                                -----------

-------------------------------------------------------------------------------------------
 Coupon                                     Maturity
  Rate                                        Date                Face                Value
-------------------------------------------------------------------------------------------
CASH EQUIVALENTS--4.2%
-------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.2%
Merrill Lynch Premier Institutional Fund
  1.037%                                   01/02/2004   +   $  423,072          $   423,072
Merrimac Cash Fund-Premium Class
  0.976%                                   01/02/2004   +      656,642              656,642
                                                                                -----------
                                                                                  1,079,714
                                                                                -----------
Bank & Certificate Deposits/
Offshore Time Deposits--2.4%
Bank of Montreal
  1.060%                                   02/17/2004   +      397,965              397,965
Bank of Montreal
  1.060%                                   01/15/2004   +      202,589              202,589
Bank of Nova Scotia
  1.080%                                   03/03/2004   +      795,930              795,930
Citigroup, Inc.
  1.090%                                   03/04/2004   +      696,438              696,438
Citigroup, Inc.
  1.090%                                   02/06/2004   +    1,094,403            1,094,403
Compass Securitization
  1.081%                                   01/22/2004   +      198,982              198,982
Credit Agricole Indosuez
  1.080%                                   01/28/2004   +      198,982              198,982
Credit Agricole Indosuez
  0.980%                                   01/02/2004   +      596,947              596,947
Delaware Funding Corporation
  1.082%                                   01/07/2004   +       99,491               99,491
Den Danske Bank
  1.080%                                   01/20/2004   +      397,965              397,965
Den Danske Bank
  1.020%                                   01/30/2004   +      397,965              397,965
Falcon Asset Securitization Corporation
  1.092%                                   01/08/2004   +      198,214              198,214
Falcon Asset Securitization Corporation
  1.091%                                   01/13/2004   +      397,965              397,965
Fleet National Bank
  1.000%                                   01/21/2004   +      397,965              397,965
General Electric Capital Corporation
  1.092%                                   01/28/2004   +      497,456              497,456
General Electric Capital Corporation
  1.092%                                   01/09/2004   +      278,575              278,575
General Electric Capital Corporation
  1.082%                                   01/16/2004   +      198,982              198,982
Govco, Inc.
  1.082%                                   01/28/2004   +      397,296              397,296
Greyhawk Funding
  1.102%                                   02/09/2004   +      198,982              198,982
Greyhawk Funding
  1.092%                                   02/13/2004   +      298,474              298,474
Liberty Street
  1.081%                                   01/20/2004   +      198,550              198,550
Royal Bank of Canada
  1.050%                                   02/27/2004   +      497,456              497,456
Royal Bank of Scotland
  1.080%                                   01/09/2004   +      497,456              497,456
Royal Bank of Scotland
  1.060%                                   04/02/2004   +      596,947              596,947
Sheffield Receivables Corporation
  1.091%                                   01/06/2004   +      497,118              497,118
Sheffield Receivables Corporation
  1.081%                                   01/28/2004   +      198,982              198,982
Southtrust Bank
  1.090%                                   02/17/2004   +      198,982              198,982

December 31, 2003

---------------------------------------------------------
Vantagepoint
International Fund
---------------------------------------------------------
 Coupon            Maturity
  Rate               Date             Face          Value
---------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------
Toronto Dominion Bank
  1.100%        01/08/2004   +   $ 497,456    $   497,456
                                              -----------
                                               11,124,513
                                              -----------
Floating Rate Instruments/Master Notes--1.6%
Bear Stearns & Company
  1.135%        09/08/2004   +     198,982        198,982
Bear Stearns & Company
  1.135%        06/10/2004   +     198,982        198,982
Credit Suisse First Boston Corporation
  1.040%        01/02/2004   +     994,912        994,912
Goldman Sachs Group, Inc.
  1.060%        01/05/2004   +     596,947        596,947
Goldman Sachs Group, Inc.
  1.040%        01/30/2004   +     397,965        397,965
Goldman Sachs Group, Inc.
  1.040%        01/02/2004   +   1,193,894      1,193,894
Golman Sachs Group, Inc.
  0.955%        01/02/2004   +     994,912        994,912
Liberty Lighthouse Funding
  1.138%        01/15/2004   +     198,982        198,982
Merrill Lynch & Company, Inc.
  1.040%        01/02/2004   +     895,421        895,421
Morgan Stanley
  1.080%        01/29/2004   +     457,660        457,660
Morgan Stanley
  1.050%        09/10/2004   +     497,456        497,456
Morgan Stanley
  1.050%        06/14/2004   +     696,438        696,438
Morgan Stanley
  1.050%        06/21/2004   +     238,779        238,779
                                              -----------
                                                7,561,330
                                              -----------
TOTAL CASH EQUIVALENTS
 (Cost $19,765,557)                            19,765,557
                                              -----------

-----------------------------------------------------------------------------
                                                         Face           Value
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.7%
-----------------------------------------------------------------------------
United States--4.7%
IBT Repurchase Agreement dated
  12/31/2003 due 01/02/2004, with
  a maturity value of $21,934,907
  and an effective yield of 0.75%
  collateralized by U.S. Government
  Obligations with rates ranging
  from 4.00% to 5.59%, maturity
  dates ranging from 04/15/2023 to
  01/01/2033 and an aggregate
  market value of
  $23,030,692.                                    $21,933,991    $ 21,933,991
                                                                 ------------
TOTAL INVESTMENTS&---105.0%
 (Cost $420,604,894)                                              495,091,365
Other assets less liabilities--(5.0%)                             (23,595,915)
                                                                 ------------
NET ASSETS--100.0%                                               $471,495,450
                                                                 ============

Notes to the Schedule of Investments:

ADR    American Depositary Receipt
GDR    Global Depositary Receipt
*      Non-income producing security.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.63% of Total Investments.
@ Security valued at fair value as determined by policies approved by the board of directors.
#      Security has no market value at 12/31/2003.
+      Represents collateral received from securities lending transactions.
&      Fund has Securities on loan. See Note 6.


164              See accompanying notes to financial statements

December 31, 2003

--------------------------------------------------------------------------------
Vantagepoint International Fund
--------------------------------------------------------------------------------
Percentage of Portfolio by Industry (unaudited):

Financial Services                             11.0%
Banking                                        10.7%
Beverages, Food & Tobacco                       8.1%
Telecommunications                              7.5%
Insurance                                       6.7%
Electronics                                     6.3%
Pharmaceuticals                                 5.7%
Oil & Gas                                       5.5%
Media--Broadcasting & Publishing                3.7%
Retailers                                       3.6%
Chemicals                                       3.2%
Diversified                                     2.9%
Automotive                                      2.8%
Medical Equipment & Supplies                    2.4%
Bank & Certificate Deposits/Offshore Time
 Deposits                                       2.4%
Food Retailers                                  2.3%
Communications                                  2.0%
Metals & Mining                                 1.8%
Floating Rate Instruments/Master Notes          1.6%
Commercial Services                             1.5%
Transportation                                  1.3%
Cosmetics & Personal Care                       1.3%
Telephone Systems                               1.2%
Heavy Machinery                                 1.1%
Aerospace & Defense                             0.9%
Industrial--Diversified                         0.9%

Real Estate                                     0.9%
Textiles, Clothing & Fabrics                    0.8%
Advertising                                     0.7%
Heavy Construction                              0.6%
Forest Products & Paper                         0.4%
Electric Utilities                              0.4%
Computer Software & Processing                  0.3%
Construction                                    0.3%
Airlines                                        0.3%
Computers & Information                         0.3%
Lodging                                         0.2%
Medical Supplies                                0.2%
Entertainment & Leisure                         0.2%
Photographic Equipment & Supplies               0.2%
Institutional Money Market Funds                0.2%
Containers & Packaging                          0.1%
Electrical Equipment                            0.1%
Metals                                          0.1%
Mining                                          0.1%
Household Products                              0.1%
Miscellaneous                                   0.1%
                                              -----
TOTAL INVESTMENTS                             105.0%
Other assets less liabilities                  (5.0)%
                                              -----
TOTAL NET ASSETS                              100.0%
                                              =====


                See accompanying notes to financial statements.              165

Schedule of Investments
December 31, 2003

-------------------------------------------------------
Model Portfolio Savings
Oriented Fund                  Shares             Value
-------------------------------------------------------
MUTUAL FUNDS--100.0%
-------------------------------------------------------
Vantagepoint Equity
  Income Fund               2,633,802      $ 20,754,358
Vantagepoint Growth &
  Income Fund               2,208,591        20,716,584
Vantagepoint Income
  Preservation Fund         1,304,197       130,419,712
Vantagepoint International
  Fund                      1,172,837        10,367,881
Vantagepoint US
  Government Securities
  Fund                      1,899,509        20,020,827
                                           ------------
                                            202,279,362
                                           ------------
TOTAL INVESTMENTS--100.0%
 (Cost $192,686,985)                        202,279,362
Other assets less liabilities--(0.0%)           (15,328)
                                           ------------
NET ASSETS--100.0%                         $202,264,034
                                           ============


166              See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003

----------------------------------------------------------------
Model Portfolio Conservative
Growth Fund                              Shares            Value
----------------------------------------------------------------
MUTUAL FUNDS--100.0%
----------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                  2,093,512     $ 18,988,151
Vantagepoint Core Bond
  Index Fund Class I                  3,630,662       37,286,896
Vantagepoint Equity Income
  Fund                                4,845,934       38,185,964
Vantagepoint Growth &
  Income Fund                         4,057,553       38,059,848
Vantagepoint Growth Fund              4,693,980       37,880,421
Vantagepoint Income
  Preservation Fund                   1,864,573      186,457,333
Vantagepoint International
  Fund                                2,168,131       19,166,275
                                                    ------------
                                                     376,024,888
                                                    ------------
TOTAL INVESTMENTS--100.0%
 (Cost $355,550,343)                                 376,024,888
Other assets less liabilities--(0.0%)                    (24,369)
                                                    ------------
NET ASSETS--100.0%                                  $376,000,519
                                                    ============


                See accompanying notes to financial statements.              167

Schedule of Investments
December 31, 2003

------------------------------------------------------------------
Model Portfolio Traditional
Growth Fund                               Shares             Value
------------------------------------------------------------------
MUTUAL FUNDS--100.0%
------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                   8,807,375      $ 79,882,889
Vantagepoint Core Bond
  Index Fund Class I                   7,656,511        78,632,363
Vantagepoint Equity
  Income Fund                         10,195,497        80,340,515
Vantagepoint Growth &
  Income Fund                         12,806,131       120,121,510
Vantagepoint Growth
  Fund                                14,802,145       119,453,309
Vantagepoint Income
  Preservation Fund                    2,363,654       236,365,439
Vantagepoint
  International Fund                   9,143,390        80,827,571
                                                      ------------
                                                       795,623,596
                                                      ------------
TOTAL INVESTMENTS--100.0%
 (Cost $756,572,307)                                   795,623,596
Other assets less liabilities--(0.0%)                      (42,461)
                                                      ------------
NET ASSETS--100.0%                                    $795,581,135
                                                      ============


168              See accompanying notes to financial statements.

Schedule of Investments
December 31, 2003

------------------------------------------------------------------
Model Portfolio Long-Term
Growth Fund                               Shares             Value
------------------------------------------------------------------
MUTUAL FUNDS--100.0%
------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                  13,561,817      $123,005,681
Vantagepoint Core Bond
  Index Fund Class I                  15,835,718       162,632,823
Vantagepoint Equity
  Income Fund                         10,463,421        82,451,755
Vantagepoint Growth &
  Income Fund                         17,514,075       164,282,026
Vantagepoint Growth
  Fund                                20,280,356       163,662,472
Vantagepoint
  International Fund                   9,367,695        82,810,423
Vantagepoint Overseas
  Equity Index Fund
  Class I                              4,852,603        41,975,013
                                                      ------------
                                                       820,820,193
                                                      ------------
TOTAL INVESTMENTS--100.0%
 (Cost $821,020,546)                                   820,820,193
Other assets less liabilities--(0.0%)                      (43,091)
                                                      ------------
NET ASSETS--100.0%                                    $820,777,102
                                                      ============


                See accompanying notes to financial statements.              169

Schedule of Investments
December 31, 2003

----------------------------------------------------------------
Model Portfolio All-Equity
Growth Fund                              Shares            Value
----------------------------------------------------------------
MUTUAL FUNDS--100.0%
Vantagepoint Aggressive
  Opportunities Fund                  2,819,485     $ 25,572,727
Vantagepoint Equity
  Income Fund                         2,440,673       19,232,501
Vantagepoint Growth &
  Income Fund                         2,730,437       25,611,500
Vantagepoint Growth
  Fund                                3,965,492       32,001,523
Vantagepoint
  International Fund                  2,911,110       25,734,214
                                                    ------------
                                                     128,152,465
                                                    ------------
TOTAL INVESTMENTS--100.0%
 (Cost $115,073,991)                                 128,152,465
Other assets less liabilities--(0.0%)                     (6,979)
                                                    ------------
NET ASSETS--100.0%                                  $128,145,486
                                                    ============


170              See accompanying notes to financial statements.

                              Financial Statements
                                       of
                           Master Investment Portfolio

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                         Report of Independent Auditors

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio, Extended Index Master Portfolio, International Index Master Portfolio, S&P 500 Index Master Portfolio and U.S. Equity Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through December 31, 2000, were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.


PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

                           MASTER INVESTMENT PORTFOLIO

                       Statements of Assets & Liabilities
                                December 31, 2003

                                             Bond Index       Extended Index
                                          Master Portfolio   Master Portfolio
                                          ----------------   ----------------
ASSETS
Investments at cost:
 Unaffiliated issuers ..................    $906,736,761       $254,660,962
                                            ------------       ------------
 Non-controlled affiliated issuers .....    $         --       $         --
                                            ------------       ------------
Foreign currency, at cost ..............    $         --       $         --
                                            ------------       ------------
Investments in securities, at value
 (including securities on loan(a))
 (Note 1):
 Unaffiliated issuers ..................    $926,749,932       $257,907,715
 Non-controlled affiliated issuers .....              --                 --
Foreign currency, at value .............              --                 --
Receivables:
 Investment securities sold ............       3,810,573            125,469
 Dividends and interest ................       7,241,687            213,196
 Due from broker--variation
  margin ...............................              --                 --
 Tax reclaims ..........................              --                 --
Unrealized gain on foreign currency
 exchange contracts ....................              --                 --
                                            ------------       ------------
  Total Assets .........................     937,802,192        258,246,380
                                            ------------       ------------
LIABILITIES
Payables:
 Investment securities purchased .......     118,757,439          3,488,698
 Due to broker--variation margin .......              --             59,454
 Collateral for securities loaned
  (Note 4) .............................     122,889,134         23,744,305
 When-issued securities purchased.            33,716,802                 --
 Due to custodian ......................              --                 --
 Advisory fees (Note 2) ................          87,396             29,214
 Administration fees (Note 2) ..........              --              7,304
Unrealized loss on foreign currency
 exchange contracts ....................              --                 --
                                            ------------       ------------
  Total Liabilities ....................     275,450,771         27,328,975
                                            ------------       ------------
NET ASSETS .............................    $662,351,421       $230,917,405
                                            ============       ============

                                          International Index     S&P 500 Index    U.S. Equity Index
                                            Master Portfolio    Master Portfolio   Master Portfolio
                                          -------------------   ----------------   -----------------
ASSETS
Investments at cost:
 Unaffiliated issuers ..................      $166,673,340       $3,604,428,168      $         --
                                              ------------       --------------      ------------
 Non-controlled affiliated issuers .....      $  2,275,139       $           --      $         --
                                              ------------       --------------      ------------
Foreign currency, at cost ..............      $    371,864       $           --      $         --
                                              ------------       --------------      ------------
Investments in securities, at value
 (including securities on loan(a))
 (Note 1):
 Unaffiliated issuers ..................      $172,528,773       $3,884,700,423      $539,844,300
 Non-controlled affiliated issuers .....         2,600,461                   --                --
Foreign currency, at value .............           377,158                   --                --
Receivables:
 Investment securities sold ............           230,363                   --                --
 Dividends and interest ................           213,247            4,862,145                --
 Due from broker--variation
  margin ...............................           164,206              127,888                --
 Tax reclaims ..........................            62,418                   --                --
Unrealized gain on foreign currency
 exchange contracts ....................            23,120                   --                --
                                              ------------       --------------      ------------
  Total Assets .........................       176,199,746        3,889,690,456       539,844,300
                                              ------------       --------------      ------------
LIABILITIES
Payables:
 Investment securities purchased .......         1,316,966                   --                --
 Due to broker--variation margin .......                --                   --                --
 Collateral for securities loaned
  (Note 4) .............................        23,665,605          257,408,856                --
 When-issued securities purchased.                      --                   --                --
 Due to custodian ......................                --              598,768                --
 Advisory fees (Note 2) ................            34,486              290,235             8,587
 Administration fees (Note 2) ..........            22,990                   --             8,587
Unrealized loss on foreign currency
 exchange contracts ....................               318                   --                --
                                              ------------       --------------      ------------
  Total Liabilities ....................        25,040,365          258,297,859            17,174
                                              ------------       --------------      ------------
NET ASSETS .............................      $151,159,381       $3,631,392,597      $539,827,126
                                              ============       ==============      ============

-------
     (a) Securities on loan with market values of $120,381,648, $22,718,777, $22,545,507, $249,879,960 and $--, respectively. See Note 4.


   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
                      For the Year Ended December 31, 2003

                                                 Bond Index       Extended Index
                                              Master Portfolio   Master Portfolio
                                              ----------------   ----------------
NET INVESTMENT INCOME
Dividends(a) ...............................     $        --        $ 2,177,503
Interest ...................................      27,559,505             36,963
Securities lending income ..................          71,679             57,875
Expenses allocated from Master
 Portfolios (See Note 1) ...................              --                 --
                                                 -----------        -----------
Total investment income ....................      27,631,184          2,272,341
                                                 -----------        -----------
EXPENSES (Note 2)
Advisory fees ..............................         511,325            132,402
Administration fees ........................              --             33,101
                                                 -----------        -----------
Total expenses .............................         511,325            165,503
                                                 -----------        -----------
NET INVESTMENT INCOME ......................      27,119,859          2,106,838
                                                 -----------        -----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
 of investments ............................       7,061,998         (6,245,512)
Net realized gain on in-kind
 redemptions ...............................              --                 --
Net realized gain on futures
 contracts .................................              --            634,439
Net realized gain on foreign
 currency transactions .....................              --                 --
Net change in unrealized
 appreciation (depreciation)
 of investments ............................      (9,218,441)        64,133,225
Net change in unrealized
 appreciation (depreciation)
 of futures contracts ......................              --            102,578
Net change in unrealized
 appreciation (depreciation)
 on translation of assets and
 liabilities in foreign currencies .........              --                 --
                                                 -----------        -----------
NET GAIN (LOSS) ON
 INVESTMENTS ...............................      (2,156,443)        58,624,730
                                                 -----------        -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................     $24,963,416        $60,731,568
                                                 ===========        ===========

                                              International Index     S&P 500 Index     U.S. Equity Index
                                                Master Portfolio    Master Portfolio    Master Portfolio
                                              -------------------   ----------------    -----------------
NET INVESTMENT INCOME
Dividends(a) ...............................      $ 2,684,350         $ 50,028,738        $  7,277,379(b)
Interest ...................................            9,021            1,179,840             213,562(b)
Securities lending income ..................           54,914              127,821                  --
Expenses allocated from Master
 Portfolios (See Note 1) ...................               --                   --            (268,270)(b)
                                                  -----------         ------------        ------------
Total investment income ....................        2,748,285           51,336,399           7,222,671
                                                  -----------         ------------        ------------
EXPENSES (Note 2)
Advisory fees ..............................          167,510            1,436,333              44,170
Administration fees ........................          111,674                   --              44,170
                                                  -----------         ------------        ------------
Total expenses .............................          279,184            1,436,333              88,340
                                                  -----------         ------------        ------------
NET INVESTMENT INCOME ......................        2,469,101           49,900,066           7,134,331
                                                  -----------         ------------        ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
 of investments ............................       (3,787,518)         (57,935,276)         (8,835,390)(b)
Net realized gain on in-kind
 redemptions ...............................        2,591,370           59,216,552                  --
Net realized gain on futures
 contracts .................................           38,513           14,788,212                  --
Net realized gain on foreign
 currency transactions .....................          234,646                   --                  --
Net change in unrealized
 appreciation (depreciation)
 of investments ............................       38,566,261          682,477,422         127,186,031(b)
Net change in unrealized
 appreciation (depreciation)
 of futures contracts ......................           39,913            3,600,828                  --
Net change in unrealized
 appreciation (depreciation)
 on translation of assets and
 liabilities in foreign currencies .........          (34,143)                  --                  --
                                                  -----------         ------------        ------------
NET GAIN (LOSS) ON
 INVESTMENTS ...............................       37,649,042          702,147,738         118,350,641
                                                  -----------         ------------        ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................      $40,118,143         $752,047,804        $125,484,972
                                                  ===========         ============        ============

-------
     (a) Net of foreign withholding tax of $--, $1,506, $346,969, $18,238 and $3,087, respectively.
     (b)  Allocated from the underlying Master Portfolios.


   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                       Statements of Changes in Net Assets

                                      Bond Index Master Portfolio
                                    -------------------------------
                                      For the           For the
                                     Year Ended        Year Ended
                                    December 31,      December 31,
                                        2003              2002
                                    -------------     -------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
 Net investment income .........    $  27,119,859     $  30,232,332
 Net realized gain (loss) ......        7,061,998         9,762,741
 Net change in unrealized
  appreciation
  (depreciation) ...............       (9,218,441)       16,148,940
                                    -------------     -------------
Net increase (decrease) in
 net assets resulting from
 operations ....................       24,963,416        56,144,013
                                    -------------     -------------
Interestholder transactions:
 Contributions .................      167,635,199       235,474,677
 Withdrawals ...................     (160,731,769)     (204,797,701)
                                    -------------     -------------
Net increase (decrease) in
 net assets resulting from
 interestholder
 transactions ..................        6,903,430        30,676,976
                                    -------------     -------------
Increase (decrease) in
 net assets ....................       31,866,846        86,820,989
NET ASSETS:
Beginning of year ..............      630,484,575       543,663,586
                                    -------------     -------------
End of year ....................    $ 662,351,421     $ 630,484,575
                                    =============     =============

                                                                      International Index Master
                                  Extended Index Master Portfolio              Portfolio
                                  --------------------------------  ------------------------------
                                      For the          For the          For the          For the
                                    Year Ended       Year Ended       Year Ended       Year Ended
                                   December 31,     December 31,     December 31,     December 31,
                                       2003             2002             2003             2002
                                  -------------    -------------    -------------     ------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
 Net investment income .........  $   2,106,838    $   1,621,846    $   2,469,101     $  1,759,925
 Net realized gain (loss) ......     (5,611,073)      (7,408,057)        (922,989)      (6,912,895)
 Net change in unrealized
  appreciation
  (depreciation) ...............     64,235,803      (24,550,999)      38,572,031      (10,611,535)
                                  -------------    -------------    -------------     ------------
Net increase (decrease) in
 net assets resulting from
 operations ....................     60,731,568      (30,337,210)      40,118,143      (15,764,505)
                                  -------------    -------------    -------------     ------------
Interestholder transactions:
 Contributions .................     55,145,765       30,975,705       46,381,313       48,313,518
 Withdrawals ...................    (16,151,734)     (32,385,207)     (26,275,524)     (34,072,197)
                                  -------------    -------------    -------------     ------------
Net increase (decrease) in
 net assets resulting from
 interestholder
 transactions ..................     38,994,031       (1,409,502)      20,105,789       14,241,321
                                  -------------    -------------    -------------     ------------
Increase (decrease) in
 net assets ....................     99,725,599      (31,746,712)      60,223,932       (1,523,184)
NET ASSETS:
Beginning of year ..............    131,191,806      162,938,518       90,935,449       92,458,633
                                  -------------    -------------    -------------     ------------
End of year ....................  $ 230,917,405    $ 131,191,806    $ 151,159,381     $ 90,935,449
                                  =============    =============    =============     ============


   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                                                       S&P 500 Index Master Portfolio    U.S. Equity Index Master Portfolio
                                                      --------------------------------   ----------------------------------
                                                          For the           For the           For the          For the
                                                        Year Ended         Year Ended       Year Ended       Year Ended
                                                       December 31,       December 31,     December 31,     December 31,
                                                           2003               2002             2003             2002
                                                      --------------    --------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ............................   $   49,900,066    $   40,577,166     $  7,134,331     $   6,268,921
 Net realized gain (loss) .........................       16,069,488      (255,819,289)      (8,835,390)      (42,334,208)
 Net change in unrealized appreciation
  (depreciation) ..................................      686,078,250      (457,092,164)     127,186,031       (69,941,398)
                                                      --------------    --------------     ------------     -------------
Net increase (decrease) in net assets resulting
 from operations ..................................      752,047,804      (672,334,287)     125,484,972      (106,006,685)
                                                      --------------    --------------     ------------     -------------
Interestholder transactions:
 Contributions ....................................    1,247,904,502     1,124,925,648       66,244,512        51,638,612
 Withdrawals ......................................     (708,478,794)     (904,586,226)     (31,475,312)      (67,100,403)
                                                      --------------    --------------     ------------     -------------
Net increase (decrease) in net assets resulting
 from interestholder transactions .................      539,425,708       220,339,422       34,769,200       (15,461,791)
                                                      --------------    --------------     ------------     -------------
Increase (decrease) in net assets .................    1,291,473,512      (451,994,865)     160,254,172      (121,468,476)
NET ASSETS:
Beginning of year .................................    2,339,919,085     2,791,913,950      379,572,954       501,041,430
                                                      --------------    --------------     ------------     -------------
End of year .......................................   $3,631,392,597    $2,339,919,085     $539,827,126     $ 379,572,954
                                                      ==============    ==============     ============     =============


   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1.  Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Bond Index, Extended Index, International Index, S&P 500 Index and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation

     The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (52.47% and 11.53%, respectively, as of December 31, 2003).

   Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios

                          MASTER INVESTMENT PORTFOLIO
amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     The U.S. Equity Index Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The "Expenses allocated from Master Portfolios" on the Statement of Operations for the U.S. Equity Index Master Portfolio include Advisory and Administration fees of $249,313 and $18,957, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

   Foreign Currency Translation

     The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

   Federal Income Taxes

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   Futures Contracts

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master

                          MASTER INVESTMENT PORTFOLIO

Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     At December 31, 2003, the open futures contracts held by the Master Portfolios were as follows:

                               Number of         Futures        Expiration        Notional        Net Unrealized
Master Portfolio               Contracts          Index            Date        Contract Value      Appreciation
----------------              -----------   ----------------   ------------   ----------------   ---------------
Extended Index
 Master Portfolio .........        10       S&P MidCap 400       03/19/04        $ 2,880,250        $   47,075
                                    6       Russell 2000         03/19/04          1,671,600            37,333
                                                                                                    ----------
                                                                                                    $   84,408
                                                                                                    ==========
International Index
 Master Portfolio .........        12       Euro 50              03/19/04            417,608        $    6,959
                                    5       FTSE 100             03/21/04            399,385            10,027
                                   12       Nikkei 300           03/11/04            228,422             7,939
                                                                                                    ----------
                                                                                                    $   24,925
                                                                                                    ==========
S&P 500 Index Master
 Portfolio ................       179       S&P 500              03/18/04         49,699,350        $1,202,533
                                                                                                    ==========

     The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $400,000 and $2,900,000, respectively, for initial margin requirements.

     The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $111,175 and high quality equity securities with an aggregate market value of $4,647,634 at December 31, 2003 for initial margin requirements.

   Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4, below.

   Forward Currency Exchange Contracts

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded

                          MASTER INVESTMENT PORTFOLIO
at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

   Forward Foreign Currency Contracts

                                        Foreign                          U.S.                            Net
                                       Currency        Exchange       Equivalent      U.S. Dollar     Unrealized
Currency                            Purchased/Sold       Date       Cost/Proceeds        Value           Gain
--------                           ----------------   ----------   ---------------   -------------   -----------
Purchase Contracts
British Pound Sterling .........          68,554        02/06/04       $114,351        $122,396         $ 8,045
Euro ...........................         105,857        02/06/04        121,430         133,394          11,964
Japanese Yen ...................       7,983,222        02/06/04         73,134          74,573           1,439
                                                                                                        -------
                                                                                         Total          $21,448
                                                                                                        =======

2.  Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

                                                  Securities Lending
Master Portfolio                                      Agent Fees
----------------                                  -------------------
Bond Index Master Portfolio ..................         $ 71,203
Extended Index Master Portfolio ..............           43,133
International Index Master Portfolio .........           53,102
S&P 500 Index Master Portfolio ...............          118,408

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into an administrative services arrangement with BGI who has agreed to provide general administrative services, such as managing and coordinating third-party service

                          MASTER INVESTMENT PORTFOLIO
relationships, to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $1,176,293, as of December 31, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

     The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of December 31, 2003, the International Index Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the Master Portfolios' investment advisor.

     Transactions in shares of affiliated ETFs for the International Index Master Portfolio, including dividend income and net realized capital gains (losses) during the year ended December 31, 2003 were as follows:

                                 Number of                              Number of
                                Shares Held                            Shares Held                 Net
                                 Beginning      Gross        Gross        End of     Dividend    Realized
Affiliated ETF                    of Year     Additions   Reductions       Year       Income       Gain
--------------                 ------------  ----------   ----------   -----------   ---------  -----------
iShares MSCI EAFE Index Fund      12,469       31,125       24,582       19,012       $21,717     $93,224

     Pursuant to Rule 17a-7 of the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by Rule 17a-7.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003 these officers or employees of BGI collectively owned less than 1% of Master Portfolios' outstanding beneficial interests.

                          MASTER INVESTMENT PORTFOLIO

3.  Investment Portfolio Transactions

     Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003 were as follows:

                                            U.S. Government Obligations               Other Securities
                                        -----------------------------------   ---------------------------------
Master Portfolio                            Purchases            Sales           Purchases           Sales
----------------                        ----------------   ----------------   ---------------   ---------------
Bond Index Master Portfolio .........    $ 458,072,831       $ 387,521,853      $ 64,476,959      $ 32,966,447
Extended Index Master
 Portfolio ..........................               --                  --        53,781,158        14,786,284
International Index Master
 Portfolio ..........................               --                  --        42,377,205        19,345,888
S&P 500 Index Master
 Portfolio ..........................               --                  --       882,802,151       229,970,874

     For the year ended December 31, 2003, the Master Portfolios received in-kind contributions of portfolio securities and paid in-kind redemption proceeds of portfolio securities, as follows:

                                                     In-kind          In-kind
Master Portfolio                                    Purchases       Redemptions
----------------                                    ---------       -----------
International Index Master Portfolio .........     $        --      $ 9,105,061
S&P 500 Index Master Portfolio ...............     205,309,742      117,327,790

     In-kind purchases are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the Master Portfolios' Statement of Operations.

     At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

                                                             Unrealized        Unrealized       Net Unrealized
Master Portfolio                            Tax Cost        Appreciation      Depreciation       Appreciation
----------------                        ----------------   --------------   ----------------   ---------------
Bond Index Master Portfolio .........    $ 910,919,532      $18,704,261      $ (2,873,861)      $15,830,400
Extended Index Master
 Portfolio ..........................      255,597,157       59,894,607       (57,584,049)        2,310,558
International Index Master
 Portfolio ..........................      174,451,320       14,705,533       (14,027,619)          677,914
S&P 500 Index Master
 Portfolio ..........................    3,738,889,279      463,170,996      (317,359,852)      145,811,144

4.  Portfolio Securities Loaned

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

                          MASTER INVESTMENT PORTFOLIO

     As of December 31, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.  Financial Highlights

     Financial highlights for each of the Master Portfolios were as follows:

                                               Year Ended       Year Ended
                                              December 31,     December 31,
                                                  2003             2002
                                             -------------- ------------------
Bond Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.08%           0.08%
 Ratio of net investment income to average
  net assets(4) ............................      4.24%           5.27%
 Portfolio turnover rate ...................        67%            118%
 Total return ..............................      4.07%          10.05%
Extended Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.10%           0.10%
 Ratio of net investment income to average
  net assets(4).............................      1.27%           1.11%
 Portfolio turnover rate ...................         9%             14%
 Total return ..............................     43.24%         (18.01)%
International Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.25%           0.25%
 Ratio of net investment income to average
  net assets(4).............................      2.21%           1.92%
 Portfolio turnover rate ...................        18%(10)         20%
 Total return ..............................     38.67%         (16.36)%(9)
S&P 500 Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.05%           0.05%
 Ratio of net investment income to average
  net assets(4).............................      1.74%           1.57%
 Portfolio turnover rate ...................         8%(10)         12%
 Total return ..............................     28.52%         (22.05)%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average net assets(4 6)     0.08%           0.08%
 Ratio of net investment income to average
  net assets(4 6)...........................      1.62%           1.45%
 Portfolio turnover rate(8).................         8%             12%
 Total return ..............................     32.07%         (20.50)%

                                               Year Ended     Year Ended      Period Ended      Year Ended
                                              December 31,   December 31,     December 31,     February 28,
                                                  2001           2000             1999             1999
                                             -------------- -------------- ------------------ -------------
Bond Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.08%           0.08%          0.08%(1)         0.08%
 Ratio of net investment income to average
  net assets(4).............................      5.98%(7)        6.73%          6.44%(1)         6.31%
 Portfolio turnover rate ...................        53%             52%            25%(1)           28%
 Total return ..............................      8.94%          11.91%         (0.67)%(1 5)      6.39%
Extended Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.10%           0.10%          0.10%(2)          N/A
 Ratio of net investment income to average
  net assets(4).............................      1.08%           0.93%          1.26%(2)          N/A
 Portfolio turnover rate ...................         17%            38%            17%(2)          N/A
 Total return ..............................     (9.44)%        (14.53)%        36.30%(2 5)        N/A
International Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.25%           0.25%          0.25%(3)          N/A
 Ratio of net investment income to average
  net assets(4).............................      1.50%           1.47%          0.82%(3)          N/A
 Portfolio turnover rate ...................         7%             45%            39%(3)          N/A
 Total return ..............................    (21.35)%        (14.85)%        20.50%(3 5)        N/A
S&P 500 Index Master Portfolio
 Ratio of expenses to average net assets(4).      0.05%           0.05%          0.05%(1)         0.05%
 Ratio of net investment income to average
  net assets(4).............................      1.31%           1.22%          1.44%(1)         1.61%
 Portfolio turnover rate ...................         9%             10%             7%(1)           11%
 Total return ..............................    (11.96)%         (9.19)%        19.82%(1 5)      19.65%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average net assets(4 6)     0.09%           0.08%          0.08%(2)          N/A
 Ratio of net investment income to average
  net assets(4 6)...........................      1.37%           1.13%          1.39%(2)          N/A
 Portfolio turnover rate(8).................        11%             17%             9%(2)          N/A
 Total return ..............................    (11.51)%        (10.54)%        21.40%(2 5)        N/A

-----------

 (1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year-end from February 28 to December 31.
 (2) Period from March 1, 1999 (commencement of operations) to December 31,
     1999.
 (3) Period from October 1, 1999 (commencement of operations) to December 31, 1999.
 (4) Annualized for periods of less than one year.
 (5) Not annualized.
 (6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
 (7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
 (8) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
 (9) The voluntary reimbursement made by the investment advisor had no material impact on the total return for the year.
(10) Portfolio turnover rates excluding in-kind transactions for the International Index and S&P 500 Index Master Portfolios were 9% and 4%, respectively.

                          MASTER INVESTMENT PORTFOLIO

                        TRUSTEES INFORMATION--UNAUDITED

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

     Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

     Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Master Portfolios' Trustees may be found in Part B of the Master Portfolios' Registration Statements, which are available without charge upon request by calling toll-free 1-877-244-1544.

                       Interested Trustees and Officers

                                                                                    Other Public Company
                         Position(s), Length          Principal Occupation             and Investment
Name, Address and Age         of Service             During Past Five Years        Company Directorships
---------------------   --------------------- ----------------------------------- -----------------------
Lee T. Kranefuss, *42   Trustee since         Chief Executive Officer of the      Director, iShares Inc.
                        November 16,          Intermediary Investor and           (since June 18, 2003);
                        2001, President       Exchange Traded Products            Trustee, iShares Trust
                        and Chief             Business of Barclays Global         (since June 18, 2003)
                        Executive Officer     Investors, N.A. ("BGI")

Michael A. Latham, 38   Secretary,            Chief Operating Officer of the      None
                        Treasurer and         Intermediary Investor and
                        Chief Financial       Exchange Traded Products
                        Officer               Business of BGI (since 2003);
                                              Director of Mutual Fund Delivery
                                              in the U.S. Individual Investor
                                              Business of BGI (2000-2003);
                                              Head of Operations, BGI Europe
                                              (1997-2000)

--------

  * Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolios and the parent company of BGFA, the investment advisor of the Master Portfolios.

                          MASTER INVESTMENT PORTFOLIO

                             Independent Trustees

                                                                                      Other Public Company
                            Position(s), Length          Principal Occupation            and Investment
Name, Address and Age            of Service             During Past Five Years       Company Directorships
---------------------      --------------------- ----------------------------------- ----------------------
Mary G. F. Bitterman, 59   Trustee since         Director, Osher Lifelong Learning   Director, Pacific
                           November 16, 2001     Institutes, The Barnard Osher       Century Financial
                                                 Foundation; President and Chief     Corporation/Bank of
                                                 Executive Officer of The James      Hawaii
                                                 Irvine Foundation (non-profit
                                                 foundation); President and Chief
                                                 Executive Officer of KQED, Inc.
                                                 (public television and radio) from
                                                 1993-2002

Jack S. Euphrat, 81        Trustee since         Private Investor                    None
                           October 20, 1993

W. Rodney Hughes, 77       Trustee since         Private Investor                    None
                           October 20, 1993

Richard K. Lyons, 42       Trustee since         Professor, University of            Director, Matthews
                           November 16, 2001     California, Berkeley: Haas School   Asian Funds
                                                 of Business; Member, Council of     (oversees 6
                                                 Foreign Relations                   portfolios); Director,
                                                                                     iShares Inc. (since
                                                                                     2001); Trustee,
                                                                                     iShares Trust
                                                                                     (since 2001).

Leo Soong, 57              Trustee since         President of Trinity Products LLC   Chairman of the
                           February 9, 2000      (beverages); Managing Director      California Automobile
                                                 of CG Roxane LLC (water             Association
                                                 company); Co-Founder of Crystal
                                                 Geyser Water Co. (President
                                                 through 1999)

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December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

-----------------------------------------------------------------------------------------
Security                                              Principal                     Value
-----------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--30.53%
-----------------------------------------------------------------------------------------
Aerospace/Defense--0.51%
Boeing Co. (The)
  6.13%, 02/15/33                                    $  200,000              $    200,661
General Dynamics Corp.
  2.13%, 05/15/06                                       200,000                   198,840
Goodrich (B.F.) Co.
  6.45%, 12/15/07                                       100,000                   108,355
Lockheed Martin Corp.
  8.20%, 12/01/09                                     1,000,000                 1,214,353
Northrop Grumman Corp.
  7.75%, 02/15/31                                       250,000                   303,999
Raytheon Co.
  7.38%, 07/15/25                                     1,000,000                 1,044,505
United Technologies Corp.
  6.10%, 05/15/12                                       150,000                   164,734
  6.70%, 08/01/28                                       150,000                   168,619
                                                                             ------------
                                                                                3,404,066
                                                                             ------------
Airlines--0.23%
American Airlines Inc.
  7.02%, 10/15/09                                       157,000                   156,698
Continental Airlines Inc.
  6.65%, 09/15/17                                       866,838                   846,895
Delta Air Lines Inc.
  7.57%, 11/18/10                                       500,000                   517,972
                                                                             ------------
                                                                                1,521,565
                                                                             ------------
Auto Manufacturers--0.65%
DaimlerChrysler NA Holding Corp.
  7.20%, 09/01/09                                       500,000                   558,388
  8.50%, 01/18/31                                       500,000                   597,392
Ford Motor Company
  6.63%, 10/01/28                                     1,125,000                 1,034,864
General Motors Corp.
  6.25%, 05/01/05                                        75,000                    78,398
  7.20%, 01/15/11                                     1,250,000                 1,374,357
  8.25%, 07/15/23                                       100,000                   113,541
  8.38%, 07/15/33                                       500,000                   580,406
                                                                             ------------
                                                                                4,337,346
                                                                             ------------
Banks--7.87%
Abbey National PLC
  7.95%, 10/26/29                                       350,000                   434,543
ABN Amro Bank NV
  7.13%, 06/18/07                                       250,000                   282,035
Anthem Inc.
  6.80%, 08/01/12                                       250,000                   282,370
Banco Santander Central Hispano Issuances
  7.63%, 09/14/10                                       500,000                   592,711
Bank of America Corp.
  6.25%, 04/01/08                                     1,000,000                 1,105,028
  7.88%, 05/16/05                                       500,000                   541,406
Bank of New York Co. Inc. (The)
  5.50%, 12/01/17                                       250,000                   254,547
Bank of Tokyo-Mitsubishi Ltd.
  8.40%, 04/15/10                                       250,000                   304,088
Bank One Corp.
  3.70%, 01/15/08                                       500,000                   505,865
  5.90%, 11/15/11                                     1,000,000                 1,080,248
BankBoston Corp.
  6.50%, 12/19/07                                       500,000                   555,478
Bayerische Landesbank
  2.88%, 10/15/08                                       250,000                   241,298
BB&T Corp.
  5.20%, 12/23/15                                       150,000                   148,697

-----------------------------------------------------------------------------------------

Security                                              Principal                     Value
-----------------------------------------------------------------------------------------
Corp. Andina de Fomento
  6.88%, 03/15/12                                    $  150,000              $    166,434
Credit Suisse First Boston
  5.50%, 08/15/13                                       250,000                   257,629
  5.75%, 04/15/07                                     1,000,000                 1,083,675
  6.38%, 12/16/35                                     1,000,000                 1,107,392
  6.50%, 01/15/12                                       500,000                   556,510
European Investment Bank
  4.00%, 03/15/05                                       500,000                   515,512
  4.00%, 08/30/05                                       500,000                   520,191
  4.63%, 03/01/07                                     1,000,000                 1,062,344
First Union Capital Corp.
  8.04%, 12/01/26                                     1,000,000                 1,145,121
First Union Corp.
  6.63%, 07/15/05                                       500,000                   535,992
First Union National Bank
  7.74%, 05/17/32                                     1,414,454                 1,580,312
Fleet Credit Card Master Trust II
  3.86%, 03/15/07                                     6,870,000                 6,985,849
FleetBoston Financial Corp.
  6.88%, 01/15/28                                       250,000                   279,688
GE Global Insurance Holdings
  7.50%, 06/15/10                                       150,000                   172,979
HSBC Holdings PLC
  5.25%, 12/12/12                                       250,000                   256,015
HSBC USA Inc.
  7.00%, 11/01/06                                       250,000                   280,195
Inter-American Development Bank
  5.38%, 01/18/06                                     1,000,000                 1,087,132
International Bank for Reconstruction
  & Development
  3.63%, 05/21/13                                       150,000                   142,176
  4.13%, 08/12/09                                       500,000                   515,088
  6.38%, 07/21/05                                     1,000,000                 1,072,349
  7.00%, 01/27/05                                     1,500,000                 1,590,298
John Deere Capital Corp.
  7.00%, 03/15/12                                       500,000                   575,994
KeyCorp
  6.75%, 03/15/06                                     1,500,000                 1,638,013
KFW International Finance Inc.
  2.50%, 10/17/05                                       500,000                   506,145
  4.25%, 04/18/05                                     1,500,000                 1,551,517
  4.75%, 01/24/07                                       500,000                   536,371
  8.00%, 02/15/10                                       250,000                   300,223
Korea Development Bank
  5.25%, 11/16/06                                       500,000                   529,759
Landwirtschaftliche Rentenbank
  3.25%, 06/19/08                                       400,000                   394,696
LB Commercial Conduit Mortgage Trust
  6.78%, 06/15/31                                     6,000,000                 6,769,060
Mellon Funding Corp.
  6.38%, 02/15/10                                       500,000                   556,617
National City Bank of Indiana
  2.38%, 08/15/06                                       250,000                   250,452
National City Bank of Ohio
  3.30%, 05/15/08                                       500,000                   496,077
NationsBank Corp.
  7.75%, 08/15/15                                     1,000,000                 1,210,958
NiSource Finance Corp.
  7.88%, 11/15/10                                       150,000                   178,409
Oesterreichische Kontrollbank AG
  5.50%, 01/20/06                                       500,000                   532,294
PNC Funding Corp.
  5.75%, 08/01/06                                       250,000                   268,402
Popular North America Inc.
  4.25%, 04/01/08                                       100,000                   101,808
Royal Bank of Scotland Group PLC
  5.00%, 10/01/14                                     1,000,000                   990,908

December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

-------------------------------------------------------------------------------------
Security                                          Principal                     Value
-------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------------------------
Sanwa Bank Ltd.
  7.40%, 06/15/11                                $  250,000              $    286,477
SLM Corp.
  3.95%, 08/15/08                                   150,000                   151,483
  5.13%, 08/27/12                                   500,000                   507,485
Sprint Capital Corp.
  8.38%, 03/15/12                                   500,000                   583,900
SunTrust Banks Inc.
  5.05%, 07/01/07                                   500,000                   539,032
Swiss Bank Corp.
  7.00%, 10/15/15                                   250,000                   292,082
  7.38%, 06/15/17                                   100,000                   120,057
Tyco Capital Corp.
  7.63%, 08/16/05                                 1,045,000                 1,135,165
Union Bank of Switzerland
  7.25%, 07/15/06                                   250,000                   278,424
US Bank NA Minnesota
  6.38%, 08/01/11                                 1,000,000                 1,114,966
Wells Fargo & Company
  5.13%, 02/15/07                                 1,000,000                 1,066,858
Wells Fargo Bank NA
  7.55%, 06/21/10                                 1,000,000                 1,185,250
Zions Bancorporation
  6.00%, 09/15/15                                   200,000                   209,701
                                                                         ------------
                                                                           52,099,778
                                                                         ------------
Beverages--0.41%
Anheuser-Busch Companies Inc.
  6.80%, 01/15/31                                   500,000                   570,808
Bottling Group LLC
  4.63%, 11/15/12                                   100,000                    99,456
Brown-Forman Corp.
  2.13%, 03/15/06                                   250,000                   249,303
Coca-Cola Enterprises Inc.
  6.13%, 08/15/11                                   250,000                   276,473
  8.50%, 02/01/22                                   250,000                   323,609
Diageo Capital PLC
  6.13%, 08/15/05                                 1,000,000                 1,064,269
PepsiAmericas Inc.
  3.88%, 09/12/07                                   100,000                   101,947
                                                                         ------------
                                                                            2,685,865
                                                                         ------------
Building Materials--0.06%
Hanson Australia Funding Ltd.
  5.25%, 03/15/13                                   100,000                    99,538
Masco Corp.
  5.88%, 07/15/12                                   250,000                   265,949
                                                                         ------------
                                                                              365,487
                                                                         ------------
Chemicals--0.21%
Chevron Phillips Chemical Co.
  5.38%, 06/15/07                                   500,000                   532,335
Dow Chemical Co. (The)
  6.00%, 10/01/12                                   250,000                   263,159
Du Pont (E.I.) de Nemours and Co.
  6.88%, 10/15/09                                   250,000                   289,165
Praxair Inc.
  3.95%, 06/01/13                                   150,000                   140,545
Rohm & Hass Co.
  7.85%, 07/15/29                                   150,000                   184,423
                                                                         ------------
                                                                            1,409,627
                                                                         ------------
Commercial Services--0.10%
Cendant Corp.
  6.25%, 03/15/10                                   250,000                   271,860

-------------------------------------------------------------------------------------

Security                                          Principal                     Value
-------------------------------------------------------------------------------------
Hertz Corp.
  8.25%, 06/01/05
                                                 $  250,000              $    266,466
PHH Corp.
  7.13%, 03/01/13                                   100,000                   111,989
                                                                         ------------
                                                                              650,315
                                                                         ------------
Computer Systems--0.02%
Computer Sciences Corp.
  7.38%, 06/15/11                                   100,000                   117,602
                                                                         ------------
                                                                              117,602
                                                                         ------------
Computers--0.32%
Hewlett-Packard Co.
  5.50%, 07/01/07                                   500,000                   540,400
International Business Machines Corp.
  4.75%, 11/29/12                                   500,000                   501,057
  4.88%, 10/01/06                                 1,000,000                 1,062,644
                                                                         ------------
                                                                            2,104,101
                                                                         ------------
Cosmetics/Personal Care--0.17%
Procter & Gamble Co.
  6.88%, 09/15/09                                 1,000,000                 1,155,200
                                                                         ------------
                                                                            1,155,200
                                                                         ------------
Distribution/Wholesale--0.04%
Costco Wholesale Corp.
  5.50%, 03/15/07                                   250,000                   269,686
                                                                         ------------
                                                                              269,686
                                                                         ------------
Diversified Financial Services--8.55%
American Express Co.
  3.75%, 11/20/07                                   250,000                   254,661
American Express Credit Corp.
  3.00%, 05/16/08                                   250,000                   244,668
American General Finance Corp.
  5.38%, 10/01/12                                   250,000                   257,795
  5.88%, 07/14/06                                 1,000,000                 1,079,129
American International Group Inc.
  4.25%, 05/15/13                             1     250,000                   237,127
Ameriquest Mortgage Securities Inc.
  4.84%, 09/25/25                                     9,758                     9,749
AMVESCAP PLC
  5.38%, 02/27/13                                   100,000                    97,310
Associates Corp. NA
  6.88%, 11/15/08                                   410,000                   465,859
  6.95%, 11/01/18                                   250,000                   287,298
AXA Financial Inc.
  7.75%, 08/01/10                                   250,000                   296,129
Bear Stearns Companies Inc.
  5.70%, 01/15/07                                 1,000,000                 1,084,450
  5.70%, 11/15/14                                   250,000                   260,596
Boeing Capital Corp.
  5.65%, 05/15/06                                   500,000                   533,822
Burlington Resources Finance
  7.20%, 08/15/31                                   250,000                   287,959
Capital One Bank
  6.88%, 02/01/06                                 1,000,000                 1,081,798
CIT Group Inc.
  7.75%, 04/02/12                                   500,000                   590,720
Citigroup Inc.
  5.63%, 08/27/12                                   250,000                   263,910
  6.00%, 02/21/12                                   500,000                   546,374
  6.63%, 06/15/32                                   250,000                   270,822
  6.75%, 12/01/05                                 2,500,000                 2,715,965
  7.25%, 10/01/10                                   500,000                   582,779
Countrywide Home Loans Inc.
  3.50%, 12/19/05                                   250,000                   256,964
  5.63%, 05/15/07                                   500,000                   539,799

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December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

----------------------------------------------------------------------------------------------------
Security                                                          Principal                    Value
----------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.
  Series 1999-C1 Class A2
  7.29%, 09/15/41                                                $  800,000             $    919,545
Detroit Edison Securitization Funding LLC Series
  2001-1 Class A6
  6.62%, 03/01/16                                                 1,000,000                1,135,882
Ford Credit Auto Owner Trust
  3.62%, 01/15/06                                                   573,651                  579,120
  4.36%, 09/15/36                                                 2,000,000                2,061,749
Ford Motor Credit Co.
  6.88%, 02/01/06                                                   850,000                  907,212
  7.25%, 10/25/11                                                 1,500,000                1,626,846
  7.50%, 03/15/05                                                   850,000                  897,101
  7.60%, 08/01/05                                                   300,000                  320,644
  7.88%, 06/15/10                                                 1,000,000                1,117,365
FPL Group Capital Inc.
  7.38%, 06/01/09                                                   100,000                  116,459
General Electric Capital Corp.
  3.50%, 05/01/08                                                   250,000                  250,254
  5.38%, 03/15/07                                                 2,100,000                2,258,808
  6.50%, 12/10/07                                                 1,000,000                1,118,946
  6.75%, 03/15/32                                                 1,000,000                1,107,121
General Motors Acceptance Corp.
  5.71%, 10/15/38                                                 1,000,000                1,069,220
  6.13%, 09/15/06                                                   500,000                  535,125
  6.75%, 01/15/06                                                 1,000,000                1,073,549
  6.88%, 09/15/11                                                   850,000                  915,558
  7.25%, 03/02/11                                                   500,000                  548,554
  7.72%, 12/15/09                                                 1,707,000                2,004,842
  8.00%, 11/01/31                                                   250,000                  280,742
Goldman Sachs Group Inc.
  4.13%, 01/15/08                                                 1,000,000                1,025,302
  5.70%, 09/01/12                                                   250,000                  262,738
  6.13%, 02/15/33                                                   400,000                  402,818
  6.60%, 01/15/12                                                   250,000                  279,382
  6.88%, 01/15/11                                                   250,000                  283,902
  7.63%, 08/17/05                                                   500,000                  546,478
Household Finance Corp.
  5.75%, 01/30/07                                                 1,250,000                1,351,379
  6.40%, 06/17/08                                                   250,000                  277,178
  6.50%, 01/24/06                                                   250,000                  270,369
  6.50%, 11/15/08                                                   500,000                  557,373
  8.00%, 07/15/10                                                 1,000,000                1,197,583
JP Morgan & Co. Inc.
  6.00%, 01/15/09                                                   250,000                  273,011
JP Morgan Chase & Co.
  5.25%, 05/30/07                                                   500,000                  533,711
  6.75%, 02/01/11                                                 1,000,000                1,127,591
LB-UBS Commercial Mortgage Trust
  4.85%, 09/15/31                                                 1,500,000                1,517,245
Lehman Brothers Holdings Inc.
  4.00%, 01/22/08                                                   500,000                  509,972
  6.63%, 01/18/12                                                   250,000                  282,129
  7.63%, 06/01/06                                                 1,000,000                1,121,448
MBNA America Bank NA
  5.38%, 01/15/08                                                   500,000                  531,625
Merrill Lynch & Co. Inc.
  3.70%, 04/21/08                                                   600,000                  603,917
  6.00%, 02/17/09                                                 1,000,000                1,099,312
Morgan Stanley
  5.80%, 04/01/07                                                   500,000                  543,491
  6.02%, 02/15/33                                                   435,736                  457,355
  7.25%, 04/01/32                                                   100,000                  117,201
  7.69%, 02/15/20                                                 1,000,000                1,118,367

----------------------------------------------------------------------------------------------------

Security                                                          Principal                    Value
----------------------------------------------------------------------------------------------------
  7.75%, 06/15/05                                                $1,000,000             $  1,085,405
  8.00%, 06/15/10                                                 1,000,000                1,201,993
National Rural Utilities Cooperative Finance Corp.
  3.88%, 02/15/08                                                   400,000                  405,031
  7.25%, 03/01/12                                                   350,000                  407,815
Pemex Project Funding Master Trust
  7.38%, 12/15/14                                                   500,000                  533,750
  8.63%, 02/01/22                                                   250,000                  276,875
Rio Tinto Finance USA Ltd.
  2.63%, 09/30/08                                                   100,000                   95,389
Saxon Asset Securities Trust
  5.53%, 07/25/31                                                   400,000                  398,365
Textron Finance Corp.
  6.00%, 11/20/09                                                   200,000                  219,471
Toyota Motor Credit Corp.
  2.80%, 01/18/06                                                   100,000                  101,810
Unilever Capital Corp.
  6.88%, 11/01/05                                                 1,000,000                1,084,369
Verizon Global Funding Corp.
  7.75%, 12/01/30                                                   250,000                  293,677
Washington Mutual Inc.
  7.50%, 08/15/06                                                 1,000,000                1,117,142
                                                                                        ------------
                                                                                          56,602,294
                                                                                        ------------
Electric--1.46%
AEP Texas Central Co.
  6.65%, 02/15/33                                                   250,000                  263,962
Alabama Power Co. Series Q
  5.50%, 10/15/17                                                   250,000                  258,454
Alabama Power Co. Series X
  3.13%, 05/01/08                                                   250,000                  246,066
American Electric Power Inc.
  6.13%, 05/15/06                                                   100,000                  107,759
Arizona Public Service Co.
  6.50%, 03/01/12                                                   250,000                  275,657
Cincinnati Gas & Electric Co.
  5.70%, 09/15/12                                                   250,000                  263,019
Columbus Southern Power Co.
  5.50%, 03/01/13                                                   150,000                  155,332
Commonwealth Edison
  7.00%, 07/01/05                                                   500,000                  536,957
Consolidated Edison Inc.
  4.88%, 02/01/13                                                   200,000                  201,378
Constellation Energy Group
  7.60%, 04/01/32                                                   250,000                  292,598
Consumers Energy Co.
  6.00%, 03/15/05                                                   500,000                  520,823
Dominion Resources Inc.
  7.63%, 07/15/05                                                   500,000                  540,133
  8.13%, 06/15/10                                                   500,000                  599,775
DTE Energy Co.
  7.05%, 06/01/11                                                   500,000                  560,670
Entergy Gulf States Inc.
  3.60%, 06/01/08                                            1      100,000                   96,392
Florida Power & Light Co.
  4.85%, 02/01/13                                                   150,000                  151,601
  5.63%, 04/01/34                                                   150,000                  146,628
KN Energy Inc.
  7.25%, 03/01/28                                                   250,000                  278,128
MidAmerican Energy Co.
  6.75%, 12/30/31                                                   250,000                  270,615
Niagara Mohawk Power Corp.
  7.63%, 10/01/05                                                   529,268                  574,183
Northern States Power Co.
  8.00%, 08/28/12                                                   250,000                  304,808
Oncor Electric Delivery Co.
  6.38%, 05/01/12                                                   500,000                  549,493

December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

------------------------------------------------------------------------------------
Security                                         Principal                     Value
------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
------------------------------------------------------------------------------------
Ontario Hydro Canada
  7.45%, 03/31/13                                $ 500,000              $    602,698
PECO Energy Co.
  3.50%, 05/01/08                                  250,000                   249,329
Pepco Holdings Inc.
  6.45%, 08/15/12                                  250,000                   272,671
Progress Energy Inc.
  7.10%, 03/01/11                                  400,000                   450,650
  7.75%, 03/01/31                                  100,000                   116,517
Public Service Company of Colorado
  4.88%, 03/01/13                                  200,000                   199,914
Public Service Electric & Gas Co.
  5.13%, 09/01/12                                  250,000                   255,444
South Carolina Electric & Gas Co.
  5.30%, 05/15/33                                  150,000                   138,718
Wisconsin Energy Corp.
  5.88%, 04/01/06                                  100,000                   106,928
  6.50%, 04/01/11                                  100,000                   110,196
                                                                        ------------
                                                                           9,697,496
                                                                        ------------
Energy & Related--0.02%
MidAmerican Energy Holdings Co.
  3.50%, 05/15/08                                  150,000                   147,469
                                                                        ------------
                                                                             147,469
                                                                        ------------
Environmental Control--0.05%
USA Waste Services Inc.
  7.00%, 07/15/28                                  150,000                   161,449
Waste Management Inc.
  6.50%, 11/15/08                                  150,000                   165,079
                                                                        ------------
                                                                             326,528
                                                                        ------------
Food--1.06%
Albertson's Inc.
  7.45%, 08/01/29                                  100,000                   109,111
  7.50%, 02/15/11                                  250,000                   286,589
Archer-Daniels-Midland Co.
  8.38%, 04/15/17                                  500,000                   642,376
Campbell Soup Co.
  4.88%, 10/01/13                                  250,000                   250,265
ConAgra Foods Inc.
  6.00%, 09/15/06                                  500,000                   540,444
General Mills Inc.
  5.13%, 02/15/07                                  500,000                   531,129
Heinz (H.J.) Co.
  6.63%, 07/15/11                                  250,000                   282,960
Kellogg Co.
  6.60%, 04/01/11                                1,000,000                 1,120,692
Kraft Foods Inc.
  5.63%, 11/01/11                                  500,000                   526,823
  6.50%, 11/01/31                                  100,000                   104,487
McDonald's Corp.
  3.88%, 08/15/07                                  250,000                   256,852
Safeway Inc.
  7.50%, 09/15/09                                1,085,000                 1,247,377
Sara Lee Corp.
  2.75%, 06/15/08                                  250,000                   241,671
SUPERVALU Inc.
  7.88%, 08/01/09                                  500,000                   583,222
Tyson Foods Inc.
  8.25%, 10/01/11                                  250,000                   289,891
                                                                        ------------
                                                                           7,013,889
                                                                        ------------

------------------------------------------------------------------------------------

Security                                         Principal                     Value
------------------------------------------------------------------------------------
Forest Products & Paper--0.25%
International Paper Co.
  6.75%, 09/01/11                                $ 500,000              $    555,887
MeadWestvaco Corp.
  6.85%, 04/01/12                                  250,000                   274,995
Weyerhaeuser Co.
  6.00%, 08/01/06                                  250,000                   267,699
  6.75%, 03/15/12                                  250,000                   272,735
  7.38%, 03/15/32                                  250,000                   271,826
                                                                        ------------
                                                                           1,643,142
                                                                        ------------
Gas--0.10%
KeySpan Corp.
  7.63%, 11/15/10                                  500,000                   595,545
Southern California Gas Co.
  4.80%, 10/01/12                                  100,000                   100,612
                                                                        ------------
                                                                             696,157
                                                                        ------------
Hand/Machine Tools--0.02%
Emerson Electric Co.
  5.00%, 12/15/14                                  150,000                   151,128
                                                                        ------------
                                                                             151,128
                                                                        ------------
Health Care--0.03%
Johnson & Johnson
  4.95%, 05/15/33                                  200,000                   181,893
                                                                        ------------
                                                                             181,893
                                                                        ------------
Home Builders--0.03%
Centex Corp.
  4.75%, 01/15/08                                  100,000                   103,175
Pulte Homes Inc.
  7.88%, 08/01/11                                  100,000                   117,863
                                                                        ------------
                                                                             221,038
                                                                        ------------
Household Products/Wares--0.03%
Fortune Brands Inc.
  2.88%, 12/01/06                                  100,000                   100,619
Newell Rubbermaid Inc.
  4.63%, 12/15/09                                  100,000                   100,577
                                                                        ------------
                                                                             201,196
                                                                        ------------
Insurance--0.35%
Allstate Corp.
  7.20%, 12/01/09                                1,000,000                 1,166,397
Chubb Corp.
  3.95%, 04/01/08                                  100,000                   101,064
CNA Financial Corp.
  6.75%, 11/15/06                                  100,000                   106,607
Hartford Life Inc.
  7.38%, 03/01/31                                  250,000                   293,121
Lion Connecticut Holdings Inc.
  7.63%, 08/15/26                                  100,000                   114,131
MetLife Inc.
  6.50%, 12/15/32                                  100,000                   106,037
Prudential Financial Inc.
  3.75%, 05/01/08                                  100,000                   100,049
Radian Group Inc.
  5.63%, 02/15/13                                  100,000                   103,404
SAFECO Corp.
  4.88%, 02/01/10                                  150,000                   154,644
Travelers Property Casualty Corp.
  6.38%, 03/15/33                                  100,000                   104,277
                                                                        ------------
                                                                           2,349,731
                                                                        ------------
Machinery--0.04%
Deere & Co.
  6.95%, 04/25/14                                  250,000                   290,829
                                                                        ------------
                                                                             290,829
                                                                        ------------


190
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December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

---------------------------------------------------------------------------------------
Security                                             Principal                    Value
---------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
---------------------------------------------------------------------------------------
Machinery--Construction & Mining--0.18%
Caterpillar Inc.
  7.25%, 09/15/09                                   $1,000,000             $  1,169,969
                                                                           ------------
                                                                              1,169,969
                                                                           ------------
Manufacturers--0.04%
Honeywell International Inc.
  6.13%, 11/01/11                                      250,000                  274,902
                                                                           ------------
                                                                                274,902
                                                                           ------------
Manufacturing--0.18%
Cooper Industries Inc.
  5.50%, 11/01/09                                      100,000                  107,539
General Electric Co.
  5.00%, 02/01/13                                      400,000                  404,534
Norsk Hydro ASA
  6.36%, 01/15/09                                      590,000                  655,219
                                                                           ------------
                                                                              1,167,292
                                                                           ------------
Media--0.95%
AOL Time Warner Inc.
  6.88%, 05/01/12                                      500,000                  562,653
Clear Channel Communications Inc.
  4.25%, 05/15/09                                      400,000                  401,028
Comcast Cable Communications
  8.38%, 05/01/07                                      500,000                  579,690
Liberty Media Corp.
  7.88%, 07/15/09                                      500,000                  579,190
TCI Communications Inc.
  8.75%, 08/01/15                                    1,000,000                1,265,524
Time Warner Entertainment Co.
  8.38%, 03/15/23                                    1,000,000                1,239,115
Viacom Inc.
  5.63%, 08/15/12                                      250,000                  266,022
  7.75%, 06/01/05                                      250,000                  270,317
  7.88%, 07/30/30                                      250,000                  310,983
Walt Disney Co. (The)
  6.38%, 03/01/12                                      250,000                  274,902
  6.75%, 03/30/06                                      500,000                  543,823
                                                                           ------------
                                                                              6,293,247
                                                                           ------------
Mining--0.29%
Alcan Inc.
  4.88%, 09/15/12                                      500,000                  498,739
Alcoa Inc.
  7.38%, 08/01/10                                    1,000,000                1,172,220
BHP Finance (USA) Ltd.
  4.80%, 04/15/13                                      250,000                  250,637
                                                                           ------------
                                                                              1,921,596
                                                                           ------------
Multi-National--0.44%
Asian Development Bank
  6.75%, 06/11/07                                    1,000,000                1,126,400
Inter-American Development Bank
  7.38%, 01/15/10                                    1,000,000                1,198,062
  8.50%, 03/15/11                                      450,000                  565,809
                                                                           ------------
                                                                              2,890,271
                                                                           ------------
Office/Business Equipment--0.02%
Pitney Bowes Inc.
  5.95%, 02/01/05                                      150,000                  156,071
                                                                           ------------
                                                                                156,071
                                                                           ------------

---------------------------------------------------------------------------------------

Security                                             Principal                    Value
---------------------------------------------------------------------------------------
Oil & Gas Producers--1.37%
Alberta Energy Co. Ltd.
  7.38%, 11/01/31                                   $  250,000             $    296,890
Amerada Hess Corp.
  7.30%, 08/15/31                                      500,000                  516,299
Anadarko Petroleum Corp.
  7.15%, 05/15/28                                      500,000                  563,341
Apache Finance Canada
  7.75%, 12/15/29                                      250,000                  309,881
BP Capital Markets PLC
  2.35%, 06/15/06                                      500,000                  501,339
  4.00%, 04/29/05                                      250,000                  258,026
Conoco Funding Co.
  6.35%, 10/15/11                                      750,000                  840,869
Devon Financing Corp. ULC
  6.88%, 09/30/11                                    1,000,000                1,133,925
Enterprise Products Partners LP
  6.88%, 03/01/33                                      100,000                   99,925
Kerr-McGee Corp.
  6.88%, 09/15/11                                      200,000                  222,507
Lasmo (USA) Inc.
  6.75%, 12/15/07                                      100,000                  112,160
Marathon Oil Corp.
  6.13%, 03/15/12                                      500,000                  540,724
Occidental Petroleum Corp.
  7.20%, 04/01/28                                      250,000                  286,980
  7.38%, 11/15/08                                      500,000                  576,788
Petroleos Mexicanos
  9.38%, 12/02/08                                      500,000                  595,000
Phillips 66 Capital Trust II
  8.00%, 01/15/37                                    1,000,000                1,123,577
Texaco Capital Inc.
  5.50%, 01/15/09                                      500,000                  545,597
Transocean Inc.
  6.75%, 04/15/05                                      250,000                  263,967
Union Oil Co. of California
  5.05%, 10/01/12                                      100,000                  101,085
Valero Energy Corp.
  4.75%, 06/15/13                                      200,000                  189,521
                                                                           ------------
                                                                              9,078,401
                                                                           ------------
Pharmaceuticals--0.34%
American Home Products Corp.
  6.25%, 03/15/06                                      500,000                  539,332
Bristol-Myers Squibb Co.
  5.75%, 10/01/11                                      500,000                  540,311
Lilly (Eli) & Co.
  2.90%, 03/15/08                                      150,000                  147,653
Merck & Co. Inc.
  4.38%, 02/15/13                                      200,000                  196,872
Pharmacia Corp.
  6.50%, 12/01/18                                      500,000                  580,987
Wyeth
  5.50%, 03/15/13                                      250,000                  254,490
                                                                           ------------
                                                                              2,259,645
                                                                           ------------
Pipelines--0.29%
Duke Energy Field Services Corp.
  7.50%, 08/16/05                                      500,000                  537,231
  7.88%, 08/16/10                                      500,000                  585,779
Kinder Morgan Energy Partners LP
  5.35%, 08/15/07                                      500,000                  535,705
TransCanada PipeLines Ltd.
  4.00%, 06/15/13                                      250,000                  233,094
                                                                           ------------
                                                                              1,891,809
                                                                           ------------

                                                                        191
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December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

-----------------------------------------------------------------------------------------
Security                                              Principal                     Value
-----------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-----------------------------------------------------------------------------------------
Publishing--0.09%
News America Holdings Inc.
  7.60%, 10/11/15                                     $ 500,000              $    589,156
                                                                             ------------
                                                                                  589,156
                                                                             ------------
Real Estate--0.12%
EOP Operating LP
  7.00%, 07/15/11                                       500,000                   564,206
ERP Operating LP
  5.20%, 04/01/13                                       250,000                   251,570
                                                                             ------------
                                                                                  815,776
                                                                             ------------
Real Estate Investment Trusts--0.10%
Archstone-Smith Trust
  5.00%, 08/15/07                                       100,000                   104,925
Boston Properties Inc.
  6.25%, 01/15/13                                       250,000                   268,261
Simon Property Group Inc.
  6.35%, 08/28/12                                       250,000                   271,667
                                                                             ------------
                                                                                  644,853
                                                                             ------------
Retail--0.53%
Federated Department Stores Inc.
  6.30%, 04/01/09                                       253,000                   277,563
Fred Meyer Inc.
  7.45%, 03/01/08                                     1,000,000                 1,138,932
May Department Stores Co.
  7.90%, 10/15/07                                       250,000                   286,895
Target Corp.
  7.00%, 07/15/31                                       500,000                   566,893
Wal-Mart Stores Inc.
  7.55%, 02/15/30                                     1,000,000                 1,230,687
                                                                             ------------
                                                                                3,500,970
                                                                             ------------
Telecommunication Equipment--0.08%
Motorola Inc.
  6.75%, 02/01/06                                       250,000                   269,321
  7.63%, 11/15/10                                       250,000                   287,325
                                                                             ------------
                                                                                  556,646
                                                                             ------------
Telecommunications--0.75%
Alltel Corp.
  7.00%, 07/01/12                                       250,000                   283,863
AT&T Wireless Services Inc.
  7.88%, 03/01/11                                       750,000                   867,860
British Telecom PLC
  7.88%, 12/15/05                                       500,000                   551,007
  8.38%, 12/15/10                                       500,000                   608,438
Cingular Wireless LLC
  6.50%, 12/15/11                                       250,000                   273,395
Citizens Communications
  8.50%, 05/15/06                                       500,000                   545,931
Cox Communications Inc.
  4.63%, 06/01/13                                       250,000                   241,025
Cox Communications Inc. Class A
  5.50%, 10/01/15                                       175,000                   176,034
Verizon Wireless Inc.
  5.38%, 12/15/06                                       500,000                   533,551
Vodafone Group PLC
  7.75%, 02/15/10                                       750,000                   888,896
                                                                             ------------
                                                                                4,970,000
                                                                             ------------

-----------------------------------------------------------------------------------------

Security                                              Principal                     Value
-----------------------------------------------------------------------------------------
Telephone--1.40%
AT&T Corp.
  7.25%, 11/15/06                                     $ 250,000              $    276,459
  8.75%, 11/15/31                                       500,000                   584,282
BellSouth Corp.
  6.00%, 10/15/11                                       250,000                   271,060
  6.88%, 10/15/31                                       500,000                   547,069
Deutsche Telekom International Finance AG
  8.50%, 06/15/10                                     1,000,000                 1,209,116
France Telecom SA
  8.70%, 03/01/06                                       200,000                   223,399
  9.00%, 03/01/11                                       250,000                   300,271
  9.75%, 03/01/31                                       250,000                   332,169
GTE Corp.
  7.51%, 04/01/09                                       500,000                   575,121
Koninklijke KPN NV
  8.00%, 10/01/10                                       500,000                   598,134
Pacific Bell
  7.13%, 03/15/26                                       250,000                   280,235
SBC Communications Inc.
  5.75%, 05/02/06                                       250,000                   268,257
  6.25%, 03/15/11                                       250,000                   273,666
Sprint Capital Corp.
  6.13%, 11/15/08                                     1,000,000                 1,065,876
Telecom Italia Capital
  5.25%, 11/15/13                                 1     500,000                   500,996
Telefonica Europe BV
  8.25%, 09/15/30                                       500,000                   631,138
Verizon New York Inc.
  7.38%, 04/01/32                                       500,000                   550,489
Verizon Pennsylvania Inc.
  5.65%, 11/15/11                                       500,000                   524,414
Verizon Virginia Inc.
  4.63%, 03/15/13                                       250,000                   240,946
                                                                             ------------
                                                                                9,253,097
                                                                             ------------
Tobacco--0.12%
Altria Group Inc.
  7.00%, 11/04/13                                       500,000                   533,398
Philip Morris
  7.00%, 07/15/05                                       250,000                   263,276
                                                                             ------------
                                                                                  796,674
                                                                             ------------
Transportation--0.66%
Burlington Northern Santa Fe Corp.
  7.13%, 12/15/10                                     1,000,000                 1,157,697
Canadian National Railway Co.
  6.45%, 07/15/06                                       800,000                   866,526
CSX Corp.
  7.95%, 05/01/27                                       330,000                   400,204
FedEx Corp.
  9.65%, 06/15/12                                       150,000                   196,215
Norfolk Southern Corp.
  7.70%, 05/15/17                                       500,000                   602,532
Union Pacific Corp.
  6.79%, 11/09/07                                     1,000,000                 1,117,170
                                                                             ------------
                                                                                4,340,344
                                                                             ------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $191,277,990)                                                         202,214,147
                                                                             ------------

-----------------------------------------------------------------------------------------
MUNICIPAL DEBT OBLIGATIONS--0.25%
-----------------------------------------------------------------------------------------
Illinois--0.11%
Illinois State, Pension Funding
  5.10%, 06/01/33                                       800,000                   735,576
                                                                             ------------
                                                                                  735,576
                                                                             ------------

192
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December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio


-----------------------------------------------------------------------------------------------------
Security                                                           Principal                    Value
-----------------------------------------------------------------------------------------------------
MUNICIPAL DEBT OBLIGATIONS--(Continued)
-----------------------------------------------------------------------------------------------------
New Jersey--0.11%
New Jersey State Turnpike Authority, Turnpike Revenue
  4.25%, 01/01/16                                                 $  750,000             $    716,820
                                                                                         ------------
                                                                                              716,820
                                                                                         ------------
Oregon--0.03%
Oregon State, General Obligations
  5.76%, 06/01/23                                                    200,000                  207,502
                                                                                         ------------
                                                                                              207,502
                                                                                         ------------
TOTAL MUNICIPAL DEBT OBLIGATIONS
 (Cost: $1,648,659)                                                                         1,659,898
                                                                                         ------------

-----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS & NOTES5--2.26%
-----------------------------------------------------------------------------------------------------
British Columbia (Province of)
  6.50%, 01/15/26                                                    250,000                  282,312
Canada (Government of)
  5.25%, 11/05/08                                                    250,000                  270,953
Chile (Republic of)
  5.50%, 01/15/13                                                    150,000                  154,275
Finland (Republic Of)
  6.95%, 02/15/26                                                    250,000                  293,109
Hydro-Quebec
  6.30%, 05/11/11                                                    500,000                  563,903
Israel (State of)
  4.63%, 06/15/13                                                    100,000                   95,369
Italy (Republic of)
  4.38%, 10/25/06                                                  1,000,000                1,047,510
  6.00%, 02/22/11                                                  2,000,000                2,229,434
  6.88%, 09/27/23                                                    250,000                  295,334
Korea (Republic of)
  8.88%, 04/15/08                                                    250,000                  301,093
Lombardy (Region of)
  5.80%, 10/25/32                                                    100,000                  102,428
Malaysia (Government of)
  7.50%, 07/15/11                                                    250,000                  295,740
Manitoba (Province of)
  4.25%, 11/20/06                                                  1,000,000                1,040,986
Mexico Government International Bond
  9.88%, 01/15/07                                                    250,000                  297,500
New Brunswick (Province of)
  3.50%, 10/23/07                                                    150,000                  152,592
Nova Scotia (Province of)
  5.75%, 02/27/12                                                    500,000                  537,139
Ontario (Province of)
  3.28%, 03/28/08                                                    250,000                  247,334
People's Republic Of China
  4.75%, 10/29/13                                                    250,000                  246,515
Poland (Republic of)
  5.25%, 01/15/14                                                    200,000                  200,000
Quebec (Province of)
  5.75%, 02/15/09                                                  1,000,000                1,093,365
  6.13%, 01/22/11                                                  1,000,000                1,114,701
Saskatchewan (Province of)
  7.38%, 07/15/13                                                    230,000                  277,924
South Africa (Republic of)
  7.38%, 04/25/12                                                    250,000                  280,625
United Mexican States
  6.38%, 01/16/13                                                  1,500,000                1,556,250
  8.13%, 12/30/19                                                  1,000,000                1,117,500
  8.30%, 08/15/31                                                    250,000                  281,875
  8.50%, 02/01/06                                                    500,000                  559,500
                                                                                         ------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
 (Cost: $14,318,038)                                                                       14,935,266
                                                                                         ------------

-----------------------------------------------------------------------------------------------------

Security                                                           Principal                    Value
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--81.64%
-----------------------------------------------------------------------------------------------------
U.S. Government Securities--29.30%
U.S. Treasury Bonds
   5.25%, 02/15/29                                                $1,700,000             $  1,715,008
   5.38%, 02/15/31                                                   600,000                  625,711
   6.00%, 02/15/26                                                 1,800,000                1,996,101
   6.13%, 11/15/27                                                 2,600,000                2,931,297
   6.25%, 05/15/30                                                10,400,000               12,001,434
   6.50%, 11/15/26                                                 1,950,000                2,293,992
   7.13%, 02/15/23                                                 2,700,000                3,369,832
   7.25%, 05/15/16                                                 1,800,000                2,245,430
   7.50%, 11/15/24                                                   400,000                  521,703
   7.63%, 02/15/25                                                 3,200,000                4,226,125
   8.00%, 11/15/21                                                 4,250,000                5,739,825
   8.13%, 08/15/19                                                 4,030,000                5,443,647
   8.75%, 05/15/17                                                 1,600,000                2,242,250
   8.75%, 05/15/20                                                 1,800,000                2,570,344
   9.13%, 05/15/18                                                 1,500,000                2,175,528
   9.25%, 02/15/16                                                   600,000                  861,211
   9.38%, 02/15/06                                                   800,000                  924,031
   9.88%, 11/15/15                                                   400,000                  596,406
  10.38%, 11/15/09                                                 3,100,000                3,339,404
  10.38%, 11/15/12                                                 1,300,000                1,658,566
  11.25%, 02/15/15                                                   650,000                1,040,356
  11.75%, 11/15/14                                                   500,000                  717,090
  12.50%, 08/15/14                                                   400,000                  585,141
  12.75%, 11/15/10                                                   200,000                  239,695
  13.25%, 05/15/14                                                   850,000                1,263,379
  13.88%, 05/15/11                                                   600,000                  762,117
U.S. Treasury Notes
   1.50%, 02/28/05                                                 6,700,000                6,715,443
   1.75%, 12/31/04                                                   750,000                  753,779
   1.88%, 11/30/05                                                20,000,000               20,037,500
   3.00%, 11/15/07                                                10,270,000               10,358,260
   3.38%, 12/15/08                                                15,000,000               15,101,955
   3.50%, 11/15/06                                                 3,750,000                3,876,124
   3.88%, 02/15/13                                                11,060,000               10,826,700
   4.00%, 11/15/12                                                 2,550,000                2,525,497
   4.25%, 08/15/13                                                11,000,000               11,013,750
   4.38%, 05/15/07                                                 2,000,000                2,117,890
   4.38%, 08/15/12                                                   550,000                  560,914
   4.63%, 05/15/06                                                 5,550,000                5,882,134
   4.75%, 11/15/08                                                   900,000                  963,492
   5.50%, 05/15/09                                                   800,000                  889,656
   5.63%, 02/15/06                                                 1,000,000                1,077,695
   5.63%, 05/15/08                                                 7,900,000                8,751,099
   5.75%, 11/15/05                                                 8,250,000                8,857,794
   5.88%, 11/15/04                                                 1,800,000                1,872,140
   6.00%, 08/15/09                                                 1,000,000                1,132,695
   6.13%, 08/15/07                                                 3,100,000                3,469,458
   6.25%, 02/15/07                                                 1,200,000                1,337,626
   6.50%, 05/15/05                                                 1,000,000                1,068,750
   6.50%, 08/15/05                                                 2,400,000                2,589,187
   6.50%, 02/15/10                                                 1,800,000                2,091,656
   6.75%, 05/15/05                                                 4,000,000                4,288,124
   6.88%, 05/15/06                                                 1,100,000                1,222,848
   7.00%, 07/15/06                                                 1,400,000                1,568,164
   7.88%, 11/15/04                                                 1,000,000                1,057,227
                                                                                         ------------
                                                                                          194,093,180
                                                                                         ------------
Mortgage-Backed Securities--40.97%
Federal Home Loan Mortgage Corporation
   4.00%, 01/20/19                                            2    4,000,000                3,906,248
   4.50%, 08/01/18                                                 4,895,248                4,900,362
   4.50%, 10/01/18                                                 3,963,625                3,967,765
   4.50%, 11/01/18                                                   995,962                  997,003

December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

------------------------------------------------------------------------------------------
Security                                                 Principal                   Value
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------
  4.50%, 01/01/19                                  2   $10,000,000            $  9,996,880
  5.00%, 01/01/18                                  2     5,000,000               5,092,190
  5.00%, 05/01/18                                        5,364,494               5,471,593
  5.00%, 08/01/18                                          981,467               1,001,061
  5.00%, 08/01/33                                        1,981,022               1,956,441
  5.00%, 09/01/33                                        4,966,063               4,904,443
  5.00%, 10/01/33                                        3,989,747               3,940,242
  5.50%, 02/01/18                                        3,612,146               3,746,605
  5.50%, 01/01/19                                  2     4,000,000               4,143,752
  5.50%, 01/01/33                                  2    14,000,000              14,166,250
  5.50%, 04/01/33                                        2,861,057               2,897,084
  5.50%, 07/01/33                                        9,533,192               9,653,233
  5.50%, 11/01/33                                          998,975               1,011,554
  6.00%, 11/01/16                                          332,782                 349,179
  6.00%, 05/01/17                                          322,809                 338,744
  6.00%, 06/01/17                                          427,067                 448,147
  6.00%, 01/01/19                                  2     1,000,000               1,047,500
  6.00%, 01/01/34                                  2    11,000,000              11,364,375
  6.50%, 01/01/17                                        1,564,083               1,656,833
  6.50%, 06/01/31                                          785,820                 823,095
  6.50%, 09/01/31                                          245,056                 256,680
  6.50%, 01/01/34                                  2    16,000,000              16,755,008
  7.00%, 02/01/16                                          858,467                 916,628
  7.00%, 12/01/31                                        1,497,400               1,584,318
  7.00%, 01/01/32                                        1,643,392               1,738,784
  7.50%, 06/01/27                                          516,293                 555,412
  7.50%, 01/01/28                                          958,515               1,031,140
  7.50%, 10/01/29                                          806,518                 868,757
  8.00%, 12/01/24                                        2,292,336               2,503,084
Federal National Mortgage Association
  4.00%, 11/01/18                                          999,901                 975,636
  4.00%, 12/01/18                                          999,901                 975,636
  4.50%, 11/01/18                                        6,971,722               6,987,719
  4.50%, 12/01/18                                          995,910                 998,195
  5.00%, 03/01/18                                          933,612                 953,418
  5.00%, 05/01/18                                       10,198,249              10,414,598
  5.00%, 06/01/18                                          974,122                 994,787
  5.00%, 07/01/18                                          954,107                 974,348
  5.00%, 06/01/33                                        2,968,598               2,939,184
  5.00%, 10/01/33                                          995,987                 986,119
  5.00%, 11/01/33                                        8,978,607               8,889,646
  5.00%, 12/01/33                                        1,997,855               1,978,060
  5.00%, 01/01/34                                  2     5,000,000               4,946,875
  5.50%, 01/01/18                                        2,749,901               2,852,835
  5.50%, 02/01/18                                        3,386,426               3,513,062
  5.50%, 04/01/18                                          892,021                 925,440
  5.50%, 06/01/33                                        9,304,960               9,430,851
  5.50%, 07/01/33                                       14,706,130              14,905,096
  6.00%, 06/01/16                                          289,716                 304,209
  6.00%, 07/01/16                                          354,795                 372,544
  6.00%, 01/01/17                                          448,580                 471,020
  6.00%, 07/01/17                                        3,964,291               4,162,997
  6.00%, 12/01/32                                        7,377,355               7,629,010
  6.00%, 07/01/33                                        1,826,680               1,889,069
  6.00%, 01/01/34                                  2     8,000,000               8,267,504
  6.50%, 02/01/17                                        1,179,664               1,251,650
  6.50%, 01/01/29                                        9,118,074               9,547,242
  6.50%, 08/01/32                                        8,464,044               8,853,298
  6.50%, 09/01/32                                        1,501,602               1,570,659
  7.00%, 03/01/30                                        1,593,857               1,688,959
  7.00%, 02/01/32                                        2,026,148               2,145,496
  7.50%, 06/01/30                                          123,099                 131,551
  7.50%, 07/01/31                                          179,119                 191,469

------------------------------------------------------------------------------------------

Security                                                 Principal                   Value
------------------------------------------------------------------------------------------
Government National Mortgage Association
  5.00%, 05/15/33                                      $   990,634            $    981,283
  5.00%, 08/15/33                                          998,668                 990,616
  5.00%, 09/15/33                                          993,595                 985,584
  5.50%, 05/15/33                                          956,609                 973,529
  5.50%, 06/15/33                                        3,838,085               3,905,972
  6.00%, 02/15/33                                        5,234,365               5,444,721
  6.50%, 03/15/32                                          412,925                 435,344
  6.50%, 05/15/32                                        3,345,359               3,526,988
  6.50%, 10/15/32                                           23,442                  24,715
  7.00%, 09/15/31                                        3,135,897               3,343,974
  7.50%, 12/15/23                                        3,376,694               3,645,247
                                                                              ------------
                                                                               271,366,545
                                                                              ------------
U.S. Government Agency Obligations--11.37%
Federal Home Loan Bank
  5.38%, 05/15/06                                        3,000,000               3,213,639
  5.75%, 05/15/12                                        1,800,000               1,960,481
  5.95%, 07/28/08                                        3,500,000               3,874,622
  6.09%, 06/02/06                                        1,500,000               1,632,706
  6.75%, 08/15/07                                          700,000                 788,509
Federal Home Loan Mortgage Corporation
  2.88%, 09/15/05                                        6,460,000               6,578,108
  3.50%, 09/15/07                                        6,400,000               6,510,522
  4.75%, 10/11/12                                        2,000,000               1,969,006
  5.50%, 07/15/06                                        1,600,000               1,723,917
  5.75%, 03/15/09                                          500,000                 549,728
  5.75%, 01/15/12                                        2,200,000               2,396,662
  6.25%, 07/15/32                                        1,720,000               1,870,521
  6.75%, 09/15/29                                           70,000                  80,545
  6.88%, 01/15/05                                        3,500,000               3,697,645
  6.88%, 09/15/10                                          200,000                 232,284
  7.00%, 07/15/05                                        1,000,000               1,080,429
Federal National Mortgage Association
  0.00%, 06/01/17                                        1,000,000                 471,101
  2.25%, 05/15/06                                        1,970,000               1,969,990
  3.88%, 03/15/05                                        6,000,000               6,175,344
  5.25%, 03/22/07                                        2,000,000               2,017,702
  5.25%, 01/15/09                                        1,000,000               1,076,242
  5.50%, 03/15/11                                        3,300,000               3,558,750
  5.88%, 02/02/06                                        1,700,000               1,831,769
  6.00%, 05/15/11                                        1,500,000               1,662,510
  6.25%, 02/01/11                                        1,000,000               1,105,454
  6.25%, 05/15/29                                        1,100,000               1,191,608
  6.38%, 06/15/09                                          394,000                 445,536
  6.63%, 10/15/07                                        1,000,000               1,127,608
  6.63%, 11/15/10                                        3,600,000               4,136,314
  7.00%, 07/15/05                                        3,500,000               3,781,116
  7.25%, 01/15/10                                          800,000                 943,229
Financing Corp.
  8.60%, 09/26/19                                        1,150,000               1,555,697
  9.65%, 11/02/18                                          500,000                 730,269
Tennessee Valley Authority
  6.25%, 12/15/17                                        1,600,000               1,762,899
  6.88%, 12/15/43                                        1,000,000               1,043,109
  7.13%, 05/01/30                                          450,000                 539,476
                                                                              ------------
                                                                                75,285,047
                                                                              ------------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
 (Cost: $532,296,225)                                                          540,744,772
                                                                              ------------

December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

-----------------------------------------------------------------------
                                              Shares or
Security                                      Principal           Value
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS--25.24%
-----------------------------------------------------------------------
Money Market Funds--15.99%
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares                 3 4   86,299,378    $ 86,299,378
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares                 3 4   15,666,498      15,666,498
BlackRock Temp Cash
  Money Market Fund                      3      561,723         561,723
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                              3    3,384,901       3,384,901
                                                           ------------
                                                            105,912,500
                                                           ------------
Floating Rate Notes--4.18%
Beta Finance Inc.
  1.11%, 05/20/04                      1 3  $   712,114         712,073
  1.12%, 09/15/04                      1 3    1,424,227       1,424,127
  1.13%, 10/12/04                      1 3      712,114         712,059
  1.20%, 08/23/04                      1 3      712,114         712,505
CC USA Inc.
  1.06%, 05/24/04                      1 3    1,424,227       1,424,172
  1.11%, 04/19/04                      1 3      626,660         626,651
  1.16%, 07/15/04                      1 3      712,114         712,251
Dorada Finance Inc.
  1.11%, 05/20/04                      1 3    1,424,227       1,424,146
  1.24%, 08/09/04                        3      356,057         356,025
Five Finance Inc.
  1.13%, 04/15/04                      1 3      712,114         712,114
HBOS Treasury Services PLC
  1.16%, 01/24/05                        3    1,424,227       1,424,227
Holmes Financing PLC
  1.12%, 04/15/04                        3      284,845         284,845
K2 USA LLC
  1.10%, 09/27/04                      1 3    1,538,165       1,537,996
  1.12%, 08/16/04                      1 3      356,057         356,024
  1.13%, 05/17/04                        3      712,114         712,100
  1.14%, 04/13/04                        3      712,114         712,104
Links Finance LLC
  1.10%, 06/28/04                        3      712,114         712,044
  1.10%, 07/20/04                        3      569,691         569,628
  1.11%, 03/29/04                        3      712,114         712,114
  1.14%, 05/04/04                        3      712,114         712,102
Nationwide Building Society
  1.14%, 07/23/04                      1 3    1,068,170       1,068,170
  1.17%, 12/28/04                      1 3    1,424,227       1,424,227
Permanent Financing PLC
  1.13%, 12/10/04                        3      712,114         712,114
Sigma Finance Inc.
  1.09%, 10/07/04                        3    1,424,227       1,424,010
  1.10%, 07/20/04                        3      712,114         712,036
  1.13%, 07/01/04                        3      712,114         712,026
  1.24%, 08/06/04                        3      356,057         356,036

-----------------------------------------------------------------------

Security                                      Principal           Value
-----------------------------------------------------------------------
Tango Finance Corp.
  1.09%, 07/15/04                      1 3  $   427,268    $    427,193
  1.10%, 07/06/04                      1 3      427,268         427,246
WhistleJacket Capital LLC
  1.12%, 09/15/04                      1 3      712,114         712,014
White Pine Finance LLC
  1.10%, 08/26/04                      1 3      712,114         712,042
  1.12%, 04/20/04                      1 3      712,114         712,114
  1.12%, 11/15/04                      1 3      854,536         854,536
  1.13%, 07/06/04                      1 3      854,536         854,495
                                                           ------------
                                                             27,657,566
                                                           ------------
Time Deposits--1.56%
Abbey National Treasury Services PLC
  1.40%, 10/25/04                        3    1,424,227       1,424,049
Bank of New York
  1.39%, 11/01/04                        3    1,424,227       1,424,109
Bank of Nova Scotia
  1.24%, 10/07/04                        3    1,068,170       1,068,089
  1.42%, 10/29/04                        3    1,068,170       1,068,236
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                        3    1,068,170       1,068,048
  1.40%, 10/29/04                        3    1,424,227       1,424,198
SunTrust Bank
  0.81%, 01/02/04                        3    1,780,284       1,780,284
Toronto-Dominion Bank
  1.41%, 11/01/04                        3    1,068,170       1,068,081
                                                           ------------
                                                             10,325,094
                                                           ------------
Repurchase Agreements--1.50%
Goldman, Sachs & Co.
  1.02%, 01/02/04                        3    4,272,681       4,272,681
Merrill Lynch
  0.98%, 01/02/04                        3    1,424,227       1,424,227
  0.98%, 01/02/04                        3    1,424,227       1,424,227
  1.00%, 01/02/04                        3    2,848,454       2,848,454
                                                           ------------
                                                              9,969,589
                                                           ------------
Commercial Paper--1.49%
Alpine Securitization Corp.
  1.09%, 01/07/04                        3      712,114         712,006
  1.09%, 01/09/04                        3      712,114         711,963
  1.10%, 01/20/04                        3      712,114         711,722
Amsterdam Funding Corp.
  1.09%, 01/07/04                        3      712,114         712,006
  1.09%, 01/20/04                        3      712,114         711,725
Barton Capital Corp.
  1.09%, 01/13/04                        3      427,268         427,126
Edison Asset Securitization
  1.09%, 01/23/04                        3      712,114         711,661
Falcon Asset Securitization
  1.09%, 01/16/04                        3    1,424,227       1,423,623
Jupiter Securitization Corp.
  1.09%, 01/14/04                        3    1,566,650       1,566,083
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                        3    1,281,804       1,281,417
Receivables Capital Corp.
  1.02%, 01/06/04                        3      896,850         896,748
                                                           ------------
                                                              9,866,080
                                                           ------------

December 31, 2003
--------------------------------------------------------------------------------
Bond Index
Master Portfolio

-----------------------------------------------------------------------
Security                                      Principal           Value
-----------------------------------------------------------------------
U.S. Government Agency Notes--0.52%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                       3   $ 1,068,170    $  1,063,700
  1.28%, 08/19/04                       3       569,691         565,032
Federal National Mortgage Association
  1.28%, 08/20/04                       3     1,851,496       1,836,288
                                                           ------------
                                                              3,465,020
                                                           ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost: $167,195,849)                                       167,195,849
                                                           ------------
TOTAL INVESTMENTS IN SECURITIES--139.92%
 (Cost $906,736,761)                                        926,749,932
Other Assets, Less Liabilities--
  (39.92%)                                                 (264,398,511)
                                                           ------------
NET ASSETS--100.00%                                        $662,351,421
                                                           ============

Notes to the Schedule of Investments:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2  TBA.
3 All or a portion of this security represents investments of securities lending collateral.
4  Issuer is an affiliate of the Master Portfolio's investment advisor.
   See Note 2.
5  Investment is denominated in U.S. dollars.


196   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

---------------------------------------------------------------------------
Security                                         Shares               Value
---------------------------------------------------------------------------
COMMON STOCKS--98.15%
---------------------------------------------------------------------------
Advertising--0.50%
ADVO Inc.                                         2,553        $     81,083
APAC Customer
  Services Inc.                       1           3,944              10,254
aQuantive, Inc.                       1           3,197              32,769
Catalina Marketing
  Corp.                               1           4,263              85,942
Donnelley (R.H.) Corp.                1           2,389              95,178
Getty Images Inc.                     1           4,437             222,427
Grey Global Group Inc.                               55              37,568
Harte-Hanks Inc.                                  6,843             148,835
Lamar Advertising Co.                 1           6,886             256,986
MKTG Services Inc.                    1             938               3,349
Modem Media Inc.                      1           2,000              16,340
Obie Media Corp.                      1           1,917               5,023
SITEL Corp.                           1           4,768              11,109
24/7 Real Media Inc.                  1           2,732               3,661
ValueVision Media
  Inc. Class A                        1           2,752              45,958
West Corp.                            1           4,550             105,696
                                                               ------------
                                                                  1,162,178
                                                               ------------
Aerospace/Defense--0.54%
AAR Corp.                             1           2,040              30,498
Alliant Techsystems
  Inc.                                1           2,796             161,497
Arotech Corp.                         1           2,539               4,621
BE Aerospace Inc.                     1           2,187              11,810
Curtiss-Wright Corp.                              2,112              95,061
DRS Technologies Inc.                 1           2,006              55,727
Fairchild Corp. (The)
  Class A                             1           6,531              32,916
GenCorp. Inc.                                     2,957              31,847
HEICO Corp.                                       1,410              25,662
HEICO Corp. Class A                               1,469              20,684
Kreisler
  Manufacturing
  Corp.                               1           2,500              12,525
L-3 Communications
  Holdings Inc.                       1           7,379             378,985
MTC Technologies
  Inc.                                1             519              16,722
Orbital Sciences Corp.                1           4,247              51,049
Sequa Corp. Class A                   1             977              47,873
Teledyne
  Technologies Inc.                   1           2,457              46,314
Titan Corp. (The)                     1           6,162             134,393
United Defense
  Industries Inc.                     1           1,873              59,711
Verilink Corp.                        1           3,292              17,217
                                                               ------------
                                                                  1,235,112
                                                               ------------
Agriculture--0.16%
Bunge Ltd.                                        8,044             264,808
Delta & Pine Land Co.                             3,114              79,096
DIMON Inc.                                        4,000              27,000
Northland Cranberries
  Inc. Class A                        1             532                 372
Scheid Vineyards Inc.
  Class A                             1           1,554               7,986
                                                               ------------
                                                                    379,262
                                                               ------------
Airlines--0.42%
Airtran Holdings Inc.                 1           5,740              68,306
Alaska Air Group Inc.                 1           2,150              58,673

---------------------------------------------------------------------------

Security                                         Shares               Value
---------------------------------------------------------------------------
American West
  Holdings Corp.
  Class B                             1           2,779        $     34,460
AMR Corp.                             1          12,795             165,695
Atlantic Coast Airlines
  Holdings Inc.                       1           3,422              33,878
Continental Airlines
  Inc. Class B                        1           5,112              83,172
ExpressJet Holdings
  Inc.                                1           5,272              79,080
Frontier Airlines Inc.                1           2,200              31,372
JetBlue Airways Corp.                 1           7,545             200,093
Mesa Air Group Inc.                   1           1,695              21,221
Midwest Express
  Holdings Inc.                       1           1,830               7,704
Northwest Airlines
  Corp.                               1           7,037              88,807
SkyWest Inc.                                      4,454              80,706
World Airways Inc.                    1           4,415              14,658
                                                               ------------
                                                                    967,825
                                                               ------------
Apparel--0.31%
Carte's Inc.                          1           1,476              37,564
Cherokee Inc.                                     1,989              45,230
Dickie Walker Marine
  Inc.                                1           3,251               6,014
Gymboree Corp.                        1           2,800              48,244
JLM Couture Inc.                      1           2,484              12,668
K-Swiss Inc. Class A                              2,952              71,025
Oxford Industries Inc.                            1,872              63,423
Phillips-Van Heusen Corp.                         2,403              42,629
Quiksilver Inc.                       1           3,930              69,679
Russell Corp.                                     1,825              32,047
Stride Rite Corp.                                 4,777              54,362
Timberland Co.
  Class A                             1           2,781             144,807
Unifi Inc.                            1           4,132              26,651
Warnaco Group Inc.
  (The)                               1           3,139              50,067
                                                               ------------
                                                                    704,410
                                                               ------------
Auto Manufacturers--0.25%
Aftermarket
  Technology Corp.                    1           1,845              25,313
American Axle &
  Manufacturing
  Holdings Inc.                       1           3,895             157,436
CLARCOR Inc.                                      2,125              93,712
Dura Automotive
  Systems Inc.                        1           1,122              14,328
Oshkosh Truck Corp.                               2,365             120,686
Smith (A.O.) Corp.                                2,055              72,028
Starcraft Corp.                       1             542              17,593
Titan International Inc.                          2,171               6,643
Wabash National
  Corp.                               1           2,527              74,041
                                                               ------------
                                                                    581,780
                                                               ------------
Auto Parts & Equipment--0.42%
Amerigon Inc. Class A                 1           2,530              10,935
ArvinMeritor Inc.                                 4,846             116,886
Bandag Inc.                                       1,921              79,145
BorgWarner Inc.                                   2,275             193,534
Collins & Aikman
  Corp.                               1           4,981              21,568
Edelbrock Corp.                                   1,907              23,971
Lear Corp.                                        4,880             299,290
Modine Manufacturing Co.                          1,928              52,017

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Strattec Security
  Corp.                             1             247        $     15,045
Superior Industries
  International Inc.                            2,140              93,133
Tenneco Automotive
  Inc.                              1           6,600              44,154
Tower Automotive
  Inc.                              1           3,881              26,507
                                                             ------------
                                                                  976,185
                                                             ------------
Banks--9.34%
Alabama National Bancorp                          707              37,153
Alliance Bankshares
  Corp.                             1             637              12,141
AMB Financial Corp.                             2,250              32,287
AMCORE Financial Inc.                           2,295              62,011
American Pacific Bank
  Class B                           1           4,500              38,245
Anchor BanCorp
  Wisconsin Inc.                                2,823              70,293
Arch Capital Group
  Ltd.                              1           2,425              96,660
Associated Bancorp                              6,278             267,757
Astoria Financial Corp.                         5,892             219,182
Banc Corp. (The)                    1           1,790              15,215
BancFirst Corp.                                   642              37,687
BancorpSouth Inc.                               5,411             128,349
BancTrust Financial Group
  Inc.                                          1,782              28,548
Bank Mutual Corp.                               7,513              85,576
Bank of Hawaii Corp.                            4,988             210,494
BankAtlantic Bancorp Inc.
  Class A                                       3,321              63,099
Banknorth Group Inc.                           12,403             403,470
BankUnited Financial
  Corp. Class A                     1           1,170              30,174
Bay View Capital Corp.                          5,541              11,858
Blue River Bancshares
  Inc.                              1           3,979              24,829
BOK Financial Corp.                 1           4,283             165,838
Boston Private Financial
  Holdings Inc.                                 2,594              64,435
BostonFed Bancorp Inc.                          1,892              66,031
Brookline Bancorp Inc.                          7,531             115,526
Bryn Mawr Bank Corp.                            2,116              51,821
Capital Bank Corp.                              2,565              39,629
Capital City Bank Group
  Inc.                                          1,782              81,954
Capital Crossing Bank               1           2,481             117,453
Cardinal Financial
  Corp.                             1           2,285              18,897
Cascade Bancorp                                 1,997              38,462
Cascade Financial Corp.                         1,033              20,019
Cathay General Bancorp                          2,683             149,389
Central Pacific Financial
  Corp.                                         1,212              36,408
CFS Bancorp Inc.                                3,746              55,591
Charter Financial Corp.                           700              26,089
Chemical Financial Corp.                        2,958             107,642
Chester Bancorp Inc.                2           1,100              23,100
Chester Valley Bancorp                          1,469              34,022
Chittenden Corp.                                3,000             100,920
Citizens Banking Corp.                          3,547             116,058
Citizens First Financial
  Corp.                                         1,522              38,811
City Bank                                       1,463              47,972

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
City Holding Co.                                  500        $     17,500
City National Corp.                             4,398             273,204
Coastal Financial Corp.                         1,536              27,141
CoBiz Inc.                                      1,419              26,138
Colonial BancGroup Inc.
  (The)                                        10,094             174,828
Commerce Bancorp Inc.                           5,807             305,913
Commerce Bancshares Inc.                        5,561             272,600
Commercial Capital
  Bancorp Inc.                      1           1,050              22,480
Commercial Federal Corp.                        3,700              98,827
Community Bank System
  Inc.                                          1,077              52,773
Community First
  Bankshares Inc.                               3,057              88,470
Community Trust Bancorp
  Inc.                                          1,210              36,542
Compass Bancshares Inc.                         9,779             384,413
Connecticut Bankshares
  Inc.                                          1,618              83,392
Corus Bankshares Inc.                           3,302             104,211
Cullen/Frost Bankers Inc.                       4,533             183,904
CVB Financial Corp.                             4,754              91,709
Dime Community
  Bancshares                                    2,184              67,180
Downey Financial Corp.                          1,943              95,790
East West Bancorp Inc.                          2,200             118,096
Eastern Virginia
  Bankshares                                    1,122              32,605
Farmers Capital Bank Corp.                      2,094              71,217
Fidelity Bankshares Inc.                        3,019              94,797
Fidelity Southern Corp.                         2,763              36,610
Financial Institutions Inc.                     1,499              42,317
First Bancorp                                   3,199             126,520
First Bancorp (North
  Carolina)                                       858              26,950
First Charter Corp.                             1,246              24,359
First Citizens BancShares
  Inc. Class A                                    909             110,471
First Commonwealth
  Financial Corp.                               3,870              55,186
First Community Bancorp                         1,788              64,618
First Federal Financial of
  Kentucky                                        607              15,266
First Financial Bancorp                         3,790              60,450
First Financial Bankshares
  Inc.                                            500              20,850
First Kansas Financial
  Corp.                                         1,900              35,625
First Merchants Corp.                           1,749              44,634
First Midwest Bancorp Inc.                      3,565             115,542
First Niagara Financial
  Group Inc.                                    7,581             113,033
First Oak Brook
  Bancshares Class A                            1,542              46,275
First of Long Island Corp.                        696              29,928
First Republic Bank                             1,782              63,796
First Sentinel Bancorp Inc.                     4,730              99,614
1st Source Corp.                                2,146              46,160
FirstBank NW Corp.                                346              10,502
FIRSTFED AMERICA
  BANCORP INC.                                  2,578              67,105
FirstFed Financial
  Corp.                             1           1,845              80,257
FirstMerit Corp.                                6,911             186,390
Flagstar Bancorp Inc.                           4,220              90,392
FMS Financial Corp.                             1,000              18,000
FNB Corp. (Florida)                             2,977             105,535
Frontier Financial Corp.                        2,004              66,453

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Fulton Financial Corp.                          8,811        $    193,049
GA Financial Inc.                               2,017              70,050
Glacier Bancorp Inc.                            1,512              48,989
Gold Bancorp Inc.                               2,059              28,950
Greater Bay Bancorp                             3,955             112,638
GreenPoint Financial Corp.                      9,789             345,747
Hancock Holding Co.                             1,752              95,607
Harbor Florida Bancshares
  Inc.                                          4,183             124,277
Harleysville National Corp.                     1,000              30,100
Harrington West Financial
  Group Inc.                                    1,953              32,420
Heritage Financial Corp.                          634              13,872
Hibernia Corp. Class A                         12,240             287,762
Home City Financial Corp.                         869              14,990
Home Financial Bancorp                          2,244              14,160
Horizon Financial Services
  Corp.                                           900              13,275
Hudson City Bancorp Inc.                       14,375             548,837
Hudson River Bancorp Inc.                       1,717              67,015
Hudson United Bancorp                           3,294             121,713
Independence Community
  Bank Corp.                                    4,216             151,650
Independent Bank Corp.
  (Massachusetts)                               1,748              50,377
Independent Bank Corp.
  (Michigan)                                    3,773             107,002
IndyMac Bancorp Inc.                            4,583             136,528
Integra Bank Corp.                              1,697              37,295
International Bancshares
  Corp.                                         3,043             143,477
Investors Financial
  Services Corp.                                5,215             200,308
Irwin Financial Corp.                           2,592              81,389
KNBT Bancorp Inc.                   1           2,005              35,255
Local Financial Corp.               1           1,789              37,283
M&T Bank Corp.                                  9,055             890,106
MAF Bancorp Inc.                                2,336              97,878
Main Street Banks Inc.                          1,000              26,500
MB Financial Inc.                                 852              31,013
Medallion Financial Corp.                       1,916              18,183
Mercantile Bankshares
  Corp.                                         6,589             300,327
Merchants Bancshares Inc.                       1,143              34,919
MidSouth Bancorp Inc.                             583              18,364
MidWestOne Financial
  Group Inc.                                    1,165              22,123
NASB Financial Inc.                               762              31,935
National Commerce
  Financial Corp.                              16,299             444,637
National Penn Bancshares
  Inc.                                          2,022              64,947
NBT Bancorp Inc.                                2,000              42,880
Net.B@nk.inc.                                   5,701              76,108
New York Community
  Bancorp Inc.                                 15,088             574,098
Northern States Financial
  Corp.                                           922              26,406
Northwest Bancorp Inc.                          5,896             125,939
NSD Bancorp Inc.                                1,103              28,126
Ocwen Financial Corp.               1           6,716              59,504
Old National Bancorp                            5,751             131,410
Pacific Capital Bancorp                         2,586              95,217
Pacific Premier
  Bancorp Inc.                      1           1,953              21,659
Park National Corp.                             1,122             126,954

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
Parkvale Financial Corp.                        1,233        $     33,106
Patriot Bank Corp.                              2,540              72,669
Peoples Bancorp Inc.                            1,629              48,072
People's Bank                                   4,591             149,667
Peoples Financial Corp.                         1,498              25,017
PFF Bancorp Inc.                                1,143              41,468
Popular Inc.                                    9,882             444,097
Premier Community
  Bankshares Inc.                               1,220              21,545
Progress Financial Corp.                          416              12,829
Provident Bankshares
  Corp.                                         2,738              80,607
Provident Financial Group
  Inc.                                          4,041             129,110
R&G Financial Corp.
  Class B                                       2,074              82,545
Republic Bancorp Inc.                           6,207              83,732
Republic Bancorp Inc.
  Class A                                       2,640              51,586
Republic Bancshares Inc.                        1,754              55,198
Riggs National Corp.                            2,971              49,111
Royal Bancshares of
  Pennsylvania Class A                          1,585              40,417
S&T Bancorp Inc.                                3,736             111,706
Sandy Spring Bancorp Inc.                         342              12,791
Santander BanCorp                               4,147             100,979
Shore Bancshares Inc.                             772              29,405
Silicon Valley
  Bancshares                        1           2,626              94,720
Simmons First National
  Corp. Class A                                 1,822              50,834
Sky Financial Group Inc.                        7,316             189,777
Sobieski Bancorp Inc.                           1,600              20,578
SoundView
  Technology Group
  Inc.                              1           3,057              47,353
South Financial Group Inc.
  (The)                                         4,373             121,832
SouthFirst Bancshares Inc.                        800              13,840
Southwest Bancorp of
  Texas Inc.                                    2,616             101,632
Sovereign Bancorp Inc.                         21,678             514,852
Staten Island Bancorp Inc.                      4,184              94,140
Sterling Bancorp (New
  York)                                         2,345              66,832
Sterling Bancshares Inc.                        3,142              41,883
Sterling Financial Corp.
  (Pennsylvania)                                1,995              55,361
Sterling Financial
  Corp. (Washington)                1           2,744              93,927
Suffolk Bancorp                                 2,200              75,966
Susquehanna Bancshares
  Inc.                                          3,704              92,637
TCF Financial Corp.                             5,531             284,017
Texas Regional Bancshares
  Inc. Class A                                  2,801             103,637
Thistle Group Holdings Co.                        582              15,103
Tompkins Trustco Inc.                           1,100              50,655
Troy Financial Corp.                              649              22,715
Trust Co. of New Jersey
  (The)                                         2,085              82,733
TrustCo Bank Corp. NY                           5,945              78,177
Trustmark Corp.                                 4,871             142,574
UCBH Holdings Inc.                              3,223             125,600
UMB Financial Corp.                             1,991              94,652
Umpqua Holdings Corp.                           2,302              47,859
UnionBanCal Corp.                              11,108             639,154
United Bancshares Inc.                          3,577             111,602

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                       Shares              Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
United Community Banks
  Inc.                                         2,919        $     96,035
United National Bancorp                        1,966              70,245
United Tennessee
  Bankshares Inc.                              1,100              17,798
Unizan Financial Corp.                         3,187              64,537
Valley National Bancorp                        8,502             248,258
W Holding Co. Inc.                            10,530             195,963
Warwick Community
  Bancorp                                      2,643              90,919
Washington Federal Inc.                        5,424             154,042
Washington Trust Bancorp
  Inc.                                         1,000              26,200
Waypoint Financial Corp.                       5,965             129,381
Webster Financial Corp.                        3,784             173,534
WesBanco Inc.                                  3,399              94,118
Westamerica Bancorp                            2,525             125,492
Westcorp Inc.                                  3,375             123,356
Westfield Financial Inc.                       2,480              58,925
Whitney Holding Corp.                          2,747             112,600
Wilmington Trust Corp.                         5,883             211,788
Wintrust Financial Corp.                       1,725              77,797
                                                            ------------
                                                              21,572,198
                                                            ------------
Beverages--0.28%
Chalone Wine Group
  Ltd.                             1           2,320              20,416
Coca-Cola Bottling Co.
  Consolidated                                   874              46,750
Constellation Brands
  Inc.                             1           7,667             252,474
Farmer Brothers Co.                              186              57,892
Hansen Natural Corp.               1           2,162              18,204
Peet's Coffee & Tea
  Inc.                             1             738              12,849
PepsiAmericas Inc.                            11,022             188,697
Robert Mondavi Corp.
  (The) Class A                    1             762              29,596
Sylvan Inc.                        1           1,885              22,808
                                                            ------------
                                                                 649,686
                                                            ------------
Biotechnology--2.07%
Aastrom Biosciences
  Inc.                             1           6,579               8,750
ACLARA BioSciences
  Inc.                             1           2,840              10,366
Affymetrix Inc.                    1           4,369             107,521
Alexion
  Pharmaceuticals Inc.             1           2,171              36,950
Applera Corp. - Celera
  Genomics Group                   1           5,356              74,502
Applied Molecular
  Evolution Inc.                   1           1,915              34,087
Arena
  Pharmaceuticals Inc.             1           1,900              11,780
Ariad Pharmaceuticals
  Inc.                             1           3,100              23,095
Avant
  Immunotherapeutics
  Inc.                             1           2,900               7,946
Axonyx Inc.                        1           5,544              26,999
Cambrex Corp.                                  2,315              58,477
Cellegy
  Pharmaceuticals Inc.             1           3,100               9,641
Cephalon Inc.                      1           4,207             203,661

------------------------------------------------------------------------

Security                                       Shares              Value
------------------------------------------------------------------------
Charles River
  Laboratories
  International Inc.               1           3,460        $    118,782
Ciphergen Biosystems
  Inc.                             1           3,000              33,720
CryoLife Inc.                      1           1,750              10,115
CuraGen Corp.                      1           3,200              23,456
CYTOGEN Corp.                      1           1,510              16,429
Diversa Corp.                      1           2,980              27,565
Encysive
  Pharmaceuticals Inc.             1           4,257              38,100
EntreMed Inc.                      1           2,780               9,285
Exact Sciences Corp.               1           2,500              25,300
eXegenics Inc.                     1           4,756               4,276
Exelixis Inc.                      1           4,642              32,865
Genaera Corporation                1           8,419              27,530
Gene Logic Inc.                    1           1,900               9,861
Genencor
  International Inc.               1           4,500              70,875
Genentech Inc.                     1          16,755           1,567,765
Genome Therapeutics
  Corp.                            1           3,020               9,453
GTC Biotherapeutics
  Inc.                             1           7,976              25,443
Human Genome
  Sciences Inc.                    1           9,832             130,274
ICOS Corp.                         1           4,980             205,574
Illumina Inc.                      1           2,560              18,048
Immunomedics Inc.                  1           4,282              19,526
Incyte Corp.                       1           4,282              29,289
Integra LifeSciences
  Holdings Corp.                   1           2,215              63,415
Invitrogen Corp.                   1           3,810             266,700
Kosan Biosciences
  Inc.                             1           4,000              39,440
Large Scale Biology
  Corp.                            1           1,704               3,135
Lexicon Genetics Inc.              1           2,834              16,692
Lynx Therapeutics Inc.             1           3,100              19,747
Maxim
  Pharmaceuticals Inc.             1           7,365              65,548
Maxygen Inc.                       1           2,462              26,171
Millennium
  Pharmaceuticals Inc.             1          22,920             427,916
Myriad Genetics Inc.               1           2,265              29,128
Nanogen Inc.                       1           7,100              63,971
Nektar Therapeutics                1           4,182              56,917
Neurobiological
  Technologies Inc.                1           4,888              28,497
Ortec International
  Inc.                             1           1,409               3,311
Protein Design Labs
  Inc.                             1           6,494             116,243
Regeneration
  Technologies Inc.                1           1,514              16,593
Regeneron
  Pharmaceuticals Inc.             1           4,250              62,517
Savient
  Pharmaceuticals Inc.             1           2,779              12,811
Sequenom Inc.                      1           3,687              11,725
Sirna Therapeutics
  Inc.                             1           8,515              44,278
Targeted Genetics
  Corp.                            1          12,535              27,452
TECHNE Corp.                       1           3,057             115,493
Telik Inc.                         1           3,257              74,944
Third Wave
  Technologies Inc.                1           2,454              11,166

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

--------------------------------------------------------------------------
Security                                        Shares               Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Transkaryotic
  Therapies Inc.                     1           2,930        $     45,737
V.I. Technologies Inc.               1           3,152               3,467
XOMA Ltd.                            1           8,305              54,813
                                                              ------------
                                                                 4,775,133
                                                              ------------
Building Materials--0.71%
Advanced Lighting
  Technologies Inc.                  1           1,945                  --
Apogee Enterprises Inc.                          2,500              28,375
Butler Manufacturing Co.                         1,136              24,992
Centex Construction
  Products Inc.                                  1,509              90,947
Ceradyne Inc.                        1           1,661              56,574
Comfort Systems
  USA Inc.                           1           4,359              23,887
ElkCorp                                          1,732              46,244
Florida Rock Industries Inc.                     2,279             125,003
Genlyte Group Inc.
  (The)                              1           1,102              64,335
Integrated Electrical
  Services Inc.                      1           3,692              34,151
International Aluminium
  Corp.                                            611              16,717
Lafarge North America Inc.                       5,559             225,251
Lennox International Inc.                        4,165              69,555
LSI Industries Inc.                              2,167              29,254
Martin Marietta Materials
  Inc.                                           4,066             190,980
NCI Building Systems
  Inc.                               1           2,000              47,800
Noland Co.                                         133               5,519
Rayonier Inc.                                    3,726             154,666
Rock of Ages Corp.                               2,774              16,006
Simpson
  Manufacturing Co.
  Inc.                               1           1,834              93,277
Texas Industries Inc.                            1,977              73,149
Trex Co. Inc.                        1           1,300              49,374
U.S. Home Systems
  Inc.                               1           1,444              16,028
USG Corp.                            1           2,808              46,529
Waxman Industries
  Inc.                               1           1,900              10,830
York International Corp.                         2,973             109,406
                                                              ------------
                                                                 1,648,849
                                                              ------------
Chemicals--1.22%
Airgas Inc.                                      5,251             112,791
Albemarle Corp.                                  3,284              98,421
Arch Chemicals Inc.                              2,100              53,886
Atlantis Plastics Inc.
  Class A                            1             835              10,103
Cabot Corp.                                      5,068             161,365
Crompton Corp.                                   8,406              60,271
Cytec Industries Inc.                1           2,773             106,455
Ferro Corp.                                      3,506              95,398
Flamemaster Corp. (The)                          1,600               9,680
Foamex International
  Inc.                               1           2,122              10,610
Fuller (H.B.) Co.                                2,292              68,164
General Chemical
  Group Inc. (The)                   1           4,900                 196
Georgia Gulf Corp.                               2,179              62,930
IMC Global Inc.                                  8,303              82,449
JLM Industries Inc.                  1           2,200               2,992

--------------------------------------------------------------------------

Security                                        Shares               Value
--------------------------------------------------------------------------
Kronos Worldwide
  Inc.                               1           2,137        $     47,441
Landec Corp.                         1           1,973              13,042
Lubrizol Corp.                                   4,733             153,917
Lyondell Chemical Co.                           14,760             250,182
MacDermid Inc.                                   2,485              85,086
Millennium Chemicals Inc.                        5,465              69,296
Minerals Technologies Inc.                       1,521              90,119
Mississippi Chemical
  Corp.                              1           2,577                 387
Myers Industries Inc.                            3,121              37,827
NL Industries Inc.                               3,832              44,834
Olin Corp.                                       4,727              94,824
OM Group Inc.                        1           2,201              57,644
OMNOVA Solutions
  Inc.                               1           2,357              11,314
Penford Corp.                                    1,571              21,570
PolyOne Corp.                        1           5,725              36,583
Quaker Chemical Corp.                              716              22,017
Rogers Corp.                         1           1,606              70,857
RPM International Inc.                           7,862             129,409
Schulman (A.) Inc.                               2,888              61,572
Spartech Corp.                                   2,902              71,505
Stepan Co.                                         893              22,905
SurModics Inc.                       1           1,350              32,265
Symyx Technologies
  Inc.                               1           2,493              51,231
Terra Industries Inc.                1           5,000              16,550
U.S. Plastic Lumber
  Co.                                1           1,954                 508
Valhi Inc.                                      10,022             149,929
Valspar Corp. (The)                              4,251             210,084
Wellman Inc.                                     2,600              26,546
                                                              ------------
                                                                 2,815,155
                                                              ------------
Coal--0.12%
CONSOL Energy Inc.                               6,603             171,018
Massey Energy Co.                                5,382             111,946
                                                              ------------
                                                                   282,964
                                                              ------------
Commercial Services--4.77%
Aaron Rents Inc.                                 1,851              37,261
Ablest Inc.                          1           1,700               8,687
ABM Industries Inc.                              3,426              59,647
Actuant Corp. Class A                1           1,876              67,911
Administaff Inc.                     1           2,286              39,731
Advisory Board Co.
  (The)                              1           1,900              66,329
Albany Molecular
  Research Inc.                      1           2,742              41,185
Alliance Data Systems
  Corp.                              1           1,120              31,002
AMN Healthcare
  Services Inc.                      1           2,855              48,992
Answerthink Inc.                     1           2,281              12,660
ARAMARK Corp. Class B                            8,102             222,157
Arbitron Inc.                        1           2,485             103,674
Armor Holdings Inc.                  1           3,000              78,930
Atrix Laboratories Inc.              1           1,958              47,070
Barrett Business
  Services Inc.                      1           5,200              67,496
BearingPoint Inc.                    1          14,649             147,808
Blount International
  Inc.                               1           3,065              24,122
Blue Rhino Corp.                     1           3,660              50,837
Bowne & Co. Inc.                                 2,846              38,592
Bright Horizons
  Family Solutions
  Inc.                               1           1,209              50,778

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Brink's Co. (The)                               4,100        $     92,701
Career Education
  Corp.                             1           7,304             292,671
Caremark Rx Inc.                    1          20,135             510,020
CDI Corp.                                       2,262              74,080
Central Parking Corp.                           3,333              49,762
Charles River
  Associates Inc.                   1           1,972              63,084
Clark Inc.                          1           2,240              43,098
Coinstar Inc.                       1           1,800              32,508
Consolidated
  Graphics Inc.                     1           1,091              34,454
Corinthian Colleges
  Inc.                              1           3,224             179,125
Corporate Executive
  Board Co. (The)                   1           2,774             129,463
CoStar Group Inc.                   1           1,540              64,187
Cross Country
  Healthcare Inc.                   1           2,596              38,732
DeVry Inc.                          1           5,235             131,556
DiamondCluster
  International Inc.
  Class A                           1           2,863              29,203
Dun & Bradstreet
  Corp.                             1           5,655             286,765
Edgewater
  Technology Inc.                   1           3,066              14,901
Education
  Management Corp.                  1           5,398             167,554
Electro Rent Corp.                  1           1,901              25,359
Euronet Worldwide
  Inc.                              1           1,911              34,398
Exult Inc.                          1          10,700              76,184
Fair Isaac Corp.                                3,708             182,285
First Consulting
  Group Inc.                        1           2,194              12,352
First Health Group
  Corp.                             1           6,953             135,305
FTI Consulting Inc.                 1           2,929              68,451
Gartner Inc. Class A                1           8,799              99,517
Gevity HR Inc.                                  1,928              42,879
Griffin Land &
  Nurseries Inc.                    1           1,300              18,474
GSI Commerce Inc.                   1           2,939              28,688
Harris Interactive Inc.             1           5,460              45,318
Healthcare Services Group
  Inc.                                          2,214              42,708
Heidrick & Struggles
  International Inc.                1           1,731              37,736
Hewitt Associates Inc.
  Class A                           1           2,204              65,900
Interactive Data Corp.              1           7,842             129,864
InterActiveCorp                     1          49,305           1,672,919
iPayment Holdings
  Inc.                              1           1,256              42,704
Iron Mountain Inc.                  1           6,783             268,200
ITT Educational
  Services Inc.                     1           3,416             160,450
j2 Global
  Communications
  Inc.                              1           1,614              39,979
Kelly Services Inc. Class A                     2,113              60,305
Korn/Ferry
  International                     1           3,086              41,167
Kroll Inc.                          1           4,243             110,318
Labor Ready Inc.                    1           4,970              65,107

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
Landauer Inc.                                   1,197        $     48,814
Learning Tree
  International Inc.                1           1,532              26,641
LECG Corp.                          1             147               3,365
Mail-Well Inc.                      1           5,584              25,742
Management Network
  Group Inc. (The)                  1           3,200              10,560
Manpower Inc.                                   6,049             284,787
MAXIMUS Inc.                        1           2,104              82,330
McGrath Rentcorp                                  916              24,961
Medical Staffing
  Network Holdings
  Inc.                              1           2,952              32,324
Medifast Inc.                       1           1,468              20,699
MedQuist Inc.                       1           2,732              43,876
Mercury Air Group
  Inc.                              1           1,493               7,465
Midas Inc.                          1           2,555              36,536
MPS Group Inc.                      1           6,713              62,767
MPW Industrial
  Services Group Inc.               1           1,095               2,497
National Research
  Corp.                             1           2,500              40,475
Navigant Consulting
  Co.                               1           4,627              87,265
NetRatings Inc.                     1           2,328              26,609
Neurogen Corp.                      1           3,745              31,499
New Horizons
  Worldwide Inc.                    1           1,608               9,148
On Assignment Inc.                  1           2,486              12,952
PDI Inc.                            1           1,406              37,695
PFSweb Inc.                         1          11,366              18,186
Pharmaceutical
  Product
  Development Inc.                  1           4,159             112,168
Pharmacopeia Inc.                   1           2,291              32,555
Plexus Corp.                        1           3,403              58,430
Precis Inc.                         1           6,275              24,347
Pre-Paid Legal
  Services Inc.                     1           1,374              35,889
PRG-Schultz
  International Inc.                1           3,822              18,728
Princeton Review Inc.
  (The)                             1           1,637              15,961
ProsoftTraining                     1           2,672               1,496
Quanta Services Inc.                1           8,641              63,079
Rainbow Rentals Inc.                1           1,065               8,094
RCM Technologies
  Inc.                              1           3,186              23,481
Rent-A-Center Inc.                  1           6,130             183,164
Rent-Way Inc.                       1           2,120              17,363
Resources Connection
  Inc.                              1           2,061              56,286
Rewards Network Inc.                1           1,602              17,077
Right Management
  Consultants Inc.                  1           1,378              25,713
Rollins Inc.                                    4,749             107,090
Roto-Rooter Inc.                                1,162              53,568
Saba Software Inc.                  1           3,152              10,874
SciQuest Inc.                       1           2,927              10,362
Service Corp.
  International                     1          21,873             117,895
ServiceMaster Co. (The)                        22,047             256,848
SFBC International
  Inc.                              1             713              18,937
Sotheby's Holdings
  Inc. Class A                      1           4,650              63,519
SOURCECORP Inc.                     1           1,452              37,215
Spherion Corp.                      1           4,873              47,707

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

--------------------------------------------------------------------------
Security                                        Shares               Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Stewart Enterprises
  Inc. Class A                       1           5,516        $     31,331
Strayer Education Inc.                           1,102             119,931
Student Advantage
  Inc.                               1              36                  35
Sylvan Learning
  Systems Inc.                       1           3,174              91,379
TeleTech Holdings Inc.               1           5,395              60,963
Trimeris Inc.                        1           1,637              34,344
Tyler Technologies
  Inc.                               1           3,772              36,324
United American
  Healthcare Corp.                   1           8,503              28,995
United Rentals Inc.                  1           5,898             113,595
Universal Security
  Instruments Inc.                   1           2,100              31,605
Universal Technical
  Institute Inc.                     1             837              25,110
URS Corp.                            1           2,884              72,129
Valassis
  Communications
  Inc.                               1           4,042             118,633
Varsity Group Inc.                   1           4,123              17,729
Viad Corp.                                       6,662             166,550
Volt Information
  Sciences Inc.                      1           1,547              34,962
Wackenhut
  Corrections Corp.                  1           1,638              37,346
Watson Wyatt & Co.
  Holdings                           1           3,200              77,280
Weight Watchers
  International Inc.                 1           8,327             319,507
Westaff Inc.                         1           1,884               4,409
Wireless Facilities Inc.             1           4,442              66,008
World Fuel Services Corp.                        4,361             148,056
                                                              ------------
                                                                11,016,560
                                                              ------------
Computer Systems--0.00%
MetaSolv Inc.                        1           2,760               6,707
                                                              ------------
                                                                     6,707
                                                              ------------
Computers--4.94%
ACE*COMM Corp.                       1           6,066              15,044
Activision Inc.                      1           6,387             116,243
Advanced Digital
  Information Corp.                  1           4,829              67,606
Advent Software Inc.                 1           2,498              43,540
Affiliated Computer
  Services Inc.
  Class A                            1           9,992             544,164
Agile Software Corp.                 1           4,173              41,313
Agilysys Inc.                                    2,671              29,782
America Online Latin
  America Inc.
  Class A                            1           9,396              13,342
American Software Inc.
  Class A                                        3,900              27,920
ANSYS Inc.                           1           1,018              40,415
Anteon International
  Corp.                              1           3,200             115,360
Applix Inc.                          1          12,481              44,058
Art Technology Group
  Inc.                               1           4,400               6,732
Ask Jeeves Inc.                      1           3,353              60,756
Aspen Technology
  Inc.                               1           3,059              31,385
Audible Inc.                         1           4,207              17,754

--------------------------------------------------------------------------

Security                                        Shares               Value
--------------------------------------------------------------------------
autobytel.com Inc.                   1           1,040        $      9,443
Avici Systems Inc.                   1             734               5,835
BARRA Inc.                                       1,456              51,673
BindView
  Development Corp.                  1           4,020              15,155
BISYS Group Inc.
  (The)                              1           8,940             133,027
Black Box Corp.                                  1,466              67,539
Blue Coat Systems
  Inc.                               1             584              13,029
Braun Consulting Inc.                1           3,200               9,440
Brocade
  Communications
  Systems Inc.                       1          17,856             103,208
BSQUARE Corp.                        1           1,800               2,574
CACI International Inc.
  Class A                            1           2,043              99,331
Calico Commerce Inc.               1 2           1,824                  --
Carreker Corp.                       1           3,362              47,102
Catalyst International
  Inc.                               1           2,159               3,346
CCC Information
  Services Group Inc.                1           3,164              53,472
Ceridian Corp.                       1          11,392             238,548
CIBER Inc.                           1           4,440              38,450
Ciprico Inc.                         1           3,316              15,950
Cogent
  Communications
  Group Inc.                         1           3,800               4,446
Cognizant Technology
  Solutions Corp.                    1           4,589             209,442
Commerce One Inc.                    1           1,244               1,580
Computer Network
  Technology Corp.                   1           2,290              21,847
Concur Technologies
  Inc.                               1           4,166              40,327
Concurrent Computer
  Corp.                              1           3,566              15,583
Covansys Corp.                       1           2,955              32,505
Cray Inc.                            1           5,274              52,371
Crossroads Systems
  Inc.                               1           2,600               7,228
CyberSource Corp.                    1           2,562              13,220
Daleen Technologies
  Inc.                               1           1,700                 391
Dataram Corp.                        1           2,350              10,152
Datatec Systems Inc.                 1           3,783               2,648
Dendrite International
  Inc.                               1           3,174              49,737
Diebold Inc.                                     5,690             306,520
Digital River Inc.                   1           3,254              71,913
Digital Video Systems
  Inc.                               1           7,677              19,960
DigitalNet Holdings
  Inc.                               1              45                 877
Digitas Inc.                         1           4,383              40,850
DocuCorp
  International Inc.                 1             898               9,115
Dot Hill Systems
  Corp.                              1           2,792              42,299
DSP Group Inc.                       1           2,087              51,987
DST Systems Inc.                     1           8,789             367,029
E.piphany Inc.                       1           5,150              37,131
Echelon Corp.                        1           3,539              39,424
Eclipsys Corp.                       1           3,582              41,694
eCollege.com Inc.                    1             745              13,753
Electronics For
  Imaging Inc.                       1           5,277             137,311
EMC Corp.                            1              --                   3

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Ener1 Inc.                         1           2,600        $      3,640
Enterasys Networks
  Inc.                             1          12,939              48,521
Entrust Inc.                       1           4,400              17,952
Epicor Software Corp.              1           2,851              36,379
Equinix Inc.                       1             992              27,974
Evolving Systems Inc.              1           1,693              22,517
Exabyte Corp.                      1           3,131               3,851
Extended Systems
  Inc.                             1           2,919              12,668
Extreme Networks
  Inc.                             1           7,995              57,644
FactSet Research Systems
  Inc.                                         2,489              95,105
FalconStor Software
  Inc.                             1           1,993              17,419
First Virtual
  Communications
  Inc.                             1          10,117              22,257
FOCUS
  Enhancements Inc.                1          10,638              23,084
Forgent Networks Inc.              1           2,700               6,804
Foundry Networks
  Inc.                             1           9,950             272,232
Hall Kinion &
  Associates Inc.                  1           1,325               6,691
Henry (Jack) & Associates
  Inc.                                         6,112             125,785
Hypercom Corp.                     1           3,984              18,964
Hyperion Solutions
  Corp.                            1           3,036              91,505
IDX Systems Corp.                  1           2,485              66,648
iGATE Corp.                        1           2,794              21,933
Imation Corp.                                  2,718              95,538
InFocus Corp.                      1           2,918              28,246
Inforte Corp.                      1           3,794              31,452
infoUSA Inc.                       1           3,416              25,347
Integral Systems Inc.                          1,262              27,158
InterCept Inc.                     1           2,122              23,957
Intergraph Corp.                   1           3,688              88,217
Internap Network
  Services Corp.                   1          21,526              52,739
Internet Security
  Systems Inc.                     1           3,813              71,799
Interwoven Inc.                    1           3,369              42,584
Intraware Inc.                     1          15,665              32,427
Intrusion.com Inc.                 1           2,128               1,256
Iomega Corp.                                   3,730              22,305
ION Networks Inc.                  1             800                  34
ITXC Corp.                         1           3,600              15,552
Juniper Networks Inc.              1          29,604             553,003
Jupiter Media Metrix
  Inc.                             2           7,751                   1
Keynote Systems Inc.               1           2,800              33,320
Kronos Inc.                        1           2,250              89,122
Larscom Inc.                       1           4,962              21,833
Lexar Media Inc.                   1           5,611              97,800
Lionbridge
  Technologies Inc.                1           2,205              21,190
LivePerson Inc.                    1           6,667              33,335
LookSmart Ltd.                     1           5,000               7,750
MAPICS Inc.                        1           2,011              26,324
MapInfo Corp.                      1           1,623              16,360
Marimba Inc.                       1           2,100              11,550
Maxtor Corp.                       1          18,288             202,997

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
McDATA Corp.
  Class A                          1           7,979        $     76,040
Media 100 Inc.                     1           1,360                 707
Mentor Graphics
  Corp.                            1           4,915              71,464
MICROS Systems Inc.                1           1,421              61,615
Micros-To-Mainframes
  Inc.                             1           1,000               1,111
Mindspeed
  Technologies Inc.                1           5,959              40,819
Mitek Systems Inc.                 1           6,946              17,434
Mobility Electronics
  Inc.                             1           1,348              12,052
Mobius Management
  Systems Inc.                     1           1,756              22,213
MSC.Software Corp.                 1           1,085              10,253
MTI Technology Corp.               1           7,688              18,144
MTS Systems Corp.                              4,285              82,401
National Instruments
  Corp.                                        4,164             189,337
Neoware Systems Inc.               1           1,800              24,660
Net Perceptions Inc.                           3,000               1,200
NetScout Systems
  Inc.                             1           2,500              19,000
NetScreen
  Technologies Inc.                1           1,115              27,596
Netsmart Technologies
  Inc.                                         1,011              15,519
Novadigm Inc.                      1           1,945               7,547
Nuance
  Communications
  Inc.                             1           2,329              17,794
NYFIX Inc.                         1           1,983              15,765
On2 Technologies Inc.              1           9,240              12,104
OneSource
  Information
  Services Inc.                    1           2,900              27,318
ONYX Software Corp.                1             938               3,696
Overland Storage Inc.              1             805              15,134
Packeteer Inc.                     1           3,800              64,524
PalmOne Inc.                       1           3,900              45,825
PEC Solutions Inc.                 1           2,400              40,680
Pegasus Solutions
  Inc.                             1           2,125              22,249
Performance
  Technologies Inc.                1           1,587              22,615
Perot Systems Corp.
  Class A                          1           7,621             102,731
Phoenix Technologies
  Ltd.                             1           1,815              14,665
Planar Systems Inc.                1             867              21,085
Primus Knowledge
  Solutions Inc.                   1           3,631              22,839
ProcureNet Inc.                    1           1,791                  --
Progress Software
  Corp.                            1           2,291              46,874
QAD Inc.                           1           1,010              12,383
Quantum Corp.                      1           9,760              30,451
Quest Software Inc.                1           6,630              94,146
Radiant Systems Inc.               1           2,038              17,140
RadiSys Corp.                      1           1,922              32,405
Radview Software
  Ltd.                             1           2,092               1,255
Rainbow Technologies
  Inc.                             1           2,864              32,249
Red Hat Inc.                       1          13,122             246,300
Redback Networks
  Inc.                             1           9,200               2,125
Retek Inc.                         1           3,480              32,294

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

----------------------------------------------------------------------------
Security                                          Shares               Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
RSA Security Inc.                      1           4,108        $     58,334
Safeguard Scientifics
  Inc.                                 1           7,939              32,074
SafeNet Inc.                           1           1,128              34,709
Sagent Technology
  Inc.                                 1           2,400                 300
Sanchez Computer
  Associates Inc.                      1           2,362               9,802
SanDisk Corp.                          1           5,936             362,927
Sapient Corp.                          1           7,068              39,581
ScanSoft Inc.                          1           6,222              33,101
ScanSource Inc.                        1           1,084              49,452
Scientific Learning
  Corp.                                1           6,291              31,455
SCM Microsystems
  Inc.                                 1           2,988              23,067
Seagate Technology                                 5,710             107,919
Secure Computing
  Corp.                                1           3,108              55,664
Silicon Graphics Inc.                  1           9,009              12,342
Silicon Storage
  Technology Inc.                      1           7,010              77,110
SimpleTech Inc.                        1           1,357               8,156
SmartServ Online Inc.                  1             533                 747
Socket
  Communications
  Inc.                                 1           2,600               8,684
Sonic Foundry Inc.                     1           2,400               4,488
Sonic Solutions Inc.                   1           1,779              27,219
SonicWALL Inc.                         1           4,200              32,760
Speedus Corp.                          1           3,600               5,004
SportsLine.com Inc.                    1           3,955               5,023
SRA International Inc.
  Class A                              1           1,388              59,823
SS&C Technologies Inc.                             3,797             106,126
Storage Technology
  Corp.                                1           8,686             223,664
Stratasys Inc.                         1           1,782              48,577
Stratos International
  Inc.                                 1           1,947              13,201
Sykes Enterprises Inc.                 1           2,847              24,370
Synaptics Inc.                         1           1,885              28,237
Synopsys Inc.                          1          11,927             402,656
Syntel Inc.                                        3,108              76,799
Systems & Computer
  Technology Corp.                     1           2,750              44,962
Technology Solutions
  Co.                                  1           3,925               4,910
Teknowledge Corp.                      1           6,599              24,416
TenFold Corp.                          1           8,196              26,719
THQ Inc.                               1           3,886              65,712
3Com Corp.                             1          27,361             223,539
3D Systems Corp.                       1           2,317              23,518
Tier Technologies Inc.
  Class B                              1           1,884              15,392
TransAct Technologies
  Inc.                                 1           1,103              26,858
Transaction Systems
  Architects Inc.
  Class A                              1           2,554              57,797
TTM Technologies Inc.                  1           2,642              44,597
Tumbleweed
  Communications
  Corp.                                1           2,204              18,470

----------------------------------------------------------------------------

Security                                          Shares               Value
----------------------------------------------------------------------------
Ultimate Software
  Group Inc.                           1           2,485        $     21,793
Vasco Data Security
  International Inc.                   1           6,781              15,868
VeriSign Inc.                          1          18,443             300,621
Verity Inc.                            1           2,500              41,725
Versant Corp.                          1           6,602              10,299
Verso Technologies
  Inc.                                 1          15,451              49,907
Vertel Corp.                           1           2,100                  63
Vialink Co. (The)                      1           2,188                 147
Visual Networks Inc.                   1          12,136              27,185
WatchGuard
  Technologies Inc.                    1           2,200              12,804
Wave Systems Corp.
  Class A                              1           6,028               9,886
Webb Interactive
  Services                             1           1,672               1,605
Western Digital Corp.                  1          15,091             177,923
Xanser Corp.                           1           2,200               5,214
Xybernaut Corp.                        1          12,311              19,451
Zamba Corp.                            1           2,800                 462
                                                                ------------
                                                                  11,407,620
                                                                ------------
Cosmetics/Personal Care--0.18%
Chattem Inc.                           1           1,119              20,030
Elizabeth Arden Inc.                   1           1,331              26,514
Estee Lauder Companies
  Inc. Class A                                     9,242             362,841
                                                                ------------
                                                                     409,385
                                                                ------------
Distribution/Wholesale--0.85%
Advanced Energy
  Industries Inc.                      1           2,731              71,143
Advanced Marketing
  Services Inc.                                    1,449              16,519
Aviall Inc.                            1           2,387              37,022
Bell Microproducts
  Inc.                                 1           2,292              20,766
Brightpoint Inc.                       1           1,747              30,136
CDW Corp.                                          6,415             370,530
CellStar Corp.                         1           2,739              34,594
Central European
  Distribution Corp.                   1             580              18,328
Chindex International
  Inc.                                 1             409              13,309
Fastenal Co.                                       5,972             298,242
First Aviation Services Inc.                       2,400              10,056
Handleman Co.                                      3,314              68,036
Hughes Supply Inc.                                 1,781              88,373
Ingram Micro Inc.
  Class A                              1          11,494             182,755
Keystone Automotive
  Industries Inc.                      1           3,486              88,405
Margo Caribe Inc.                      1           2,116              15,024
Nitches Inc.                                       1,900               7,695
NuCo2 Inc.                             1           2,522              31,954
Owens & Minor Inc.                                 2,557              56,024
SCP Pool Corp.                         1           3,247             106,112
Tech Data Corp.                        1           4,959             196,823
TIMCO Aviation
  Services Inc.                        1             215                 163
United Stationers Inc.                 1           2,295              93,911
Watsco Inc.                                        3,306              75,145
WESCO International
  Inc.                                 1           3,100              27,435
                                                                ------------
                                                                   1,958,500
                                                                ------------

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-----------------------------------------------------------------------------------
Security                                                 Shares               Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
Diversified Financial Services--3.02%
Accredited Home
  Lenders Holding Co.                         1           1,204        $     36,842
Advanta Corp. Class A                                     2,893              37,580
Affiliated Managers
  Group Inc.                                  1           1,666             115,937
Alleghany Corp.                               1             638             141,955
Allied Capital Corp.                                     10,660             297,201
American Capital
  Strategies Ltd.                                         5,231             155,518
AmeriCredit Corp.                             1          11,492             183,068
Ameritrade Holding
  Corp.                                       1          31,898             448,805
Ampal-American
  Israel Corp. Class A                        1           2,783               9,073
BlackRock Inc.                                            1,537              81,630
Capital Trust Inc. Class A                                  811              18,410
CapitalSource Inc.                            1           2,092              45,355
Capitol Federal Financial                                 5,786             208,643
CharterMac                                                3,344              70,659
Chicago Mercantile
  Exchange Holdings Inc.                                  2,588             187,268
CIT Group Inc.                                           16,966             609,928
CompuCredit Corp.                             1           3,877              82,503
Crown Financial
  Group Inc.                                  1           7,493              13,487
Diamond Hill
  Investment Group                            1           2,621              18,190
Digital Insight Corp.                         1           2,656              66,134
Doral Financial Corp.                                     7,987             257,820
E*TRADE Financial
  Corp.                                       1          27,221             344,346
Eaton Vance Corp.                                         5,958             218,301
Edwards (A.G.) Inc.                                       6,542             237,017
E-LOAN Inc.                                   1           4,300              12,814
Empire Financial
  Holding Co.                                 1           3,100               3,720
Equitex Inc.                                  1           6,339              10,142
Financial Federal
  Corp.                                       1           1,741              53,188
Forrester Research
  Inc.                                        1           1,778              31,773
Gabelli Asset
  Management Inc.
  Class A                                                   970              38,606
Greg Manning
  Auctions Inc.                               1           1,903              22,530
HPSC Inc.                                     1           2,200              31,790
Instinet Group Inc.                           1           2,582              13,297
Investment
  Technology Group
  Inc.                                        1           4,093              66,102
Jefferies Group Inc.                                      4,209             138,981
Kent Financial
  Services Inc.                               1           2,200               8,470
Kirlin Holding Corp.                          1           1,825              19,710
Knight Trading Group
  Inc.                                        1           8,480             124,147
LaBranche & Co. Inc.                                      4,668              54,476
Legg Mason Inc.                                           5,078             391,920
Matrix Bancorp Inc.                           1           1,947              18,010
MCG Capital Corp.                                         4,000              78,000
MemberWorks Inc.                              1           1,498              40,701
Metris Companies Inc.                         1           3,983              17,685
National Financial
  Partners Corp.                                          2,140              58,957

-----------------------------------------------------------------------------------

Security                                                 Shares               Value
-----------------------------------------------------------------------------------
National Processing
  Inc.                                        1           4,507        $    106,140
NCO Group Inc.                                1           2,629              59,862
Nelnet Inc. Class A                           1             962              21,549
New Century Financial
  Corp.                                                   2,560             101,555
Nuveen Investments Inc.
  Class A                                                 7,284             194,191
Online Resources
  Corp.                                       1           1,400               9,253
Phoenix Companies Inc.                                    7,392              89,000
Portfolio Recovery
  Associates Inc.                             1           1,008              26,762
Raymond James Financial
  Inc.                                                    3,895             146,841
Resource America Inc.
  Class A                                                 2,574              38,610
S1 Corp.                                      1           4,503              36,249
Sagemark Companies
  Ltd. (The)                                  1           2,176               4,352
Saxon Capital Inc.                            1           2,545              53,318
Seacoast Financial
  Services Corp.                                            838              22,970
SEI Investment Co.                                        8,209             250,128
Siebert Financial
  Corp.                                       1           2,939              10,639
StarTek Inc.                                              1,989              81,131
Student Loan Corp.                                        1,461             213,306
Sutter Holding Co.
  Inc.                                        1           1,700              17,850
SWS Group Inc.                                            1,601              28,498
Waddell & Reed Financial
  Inc. Class A                                            6,947             162,977
Westwood Holdings
  Group Inc.                                              1,745              31,044
WFS Financial Inc.                            1           3,164             134,343
World Acceptance
  Corp.                                       1             708              14,096
                                                                       ------------
                                                                          6,975,353
                                                                       ------------
Electric--1.99%
ALLETE Inc.                                               6,817             208,600
Alliant Energy Corp.                                      8,588             213,841
Avista Corp.                                              3,518              63,746
Black Hills Corp.                                         4,082             121,766
Central Vermont Public
  Service Corp.                                             984              23,124
CH Energy Group Inc.                                      1,356              63,596
Cleco Corp.                                               3,212              57,752
DPL Inc.                                                  9,144             190,927
Duquesne Light Holdings
  Inc.                                                    5,038              92,397
El Paso Electric Co.                          1           3,496              46,672
Empire District Electric Co.
  (The)                                                   2,395              52,522
Energy East Corp.                                        11,385             255,024
Great Plains Energy Inc.                                  5,258             167,310
Green Mountain Power
  Corp.                                                   3,623              85,503
Hawaiian Electric
  Industries Inc.                                         2,785             131,925
IDACORP Inc.                                              3,030              90,658
MDU Resources Group Inc.                                  9,425             224,409
MGE Energy Inc.                                           3,119              98,280
Northeast Utilities                                      10,402             209,808
NSTAR                                                     4,230             205,155
OGE Energy Corp.                                          8,788             212,582
Otter Tail Corp.                                          2,191              58,565
Pepco Holdings Inc.                                      12,545             245,129

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

--------------------------------------------------------------------------------------
Security                                                    Shares               Value
--------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------------
Plug Power Inc.                                  1           4,923        $     35,692
PNM Resources Inc.                                           2,613              73,425
Puget Energy Inc.                                            6,667             158,475
Reliant Resources Inc.                           1          20,705             152,389
SCANA Corp.                                                  9,011             308,627
Sierra Pacific
  Resources                                      1           5,756              42,249
Texas Genco Holdings Inc.                                    1,154              37,505
UIL Holdings Corp.                                           1,796              81,000
UniSource Energy Corp.                                       3,142              77,482
Unitil Corp.                                                   840              21,672
Westar Energy Inc.                                           4,173              84,503
Wisconsin Energy Corp.                                       8,012             268,001
WPS Resources Corp.                                          2,863             132,356
                                                                          ------------
                                                                             4,592,667
                                                                          ------------
Electrical Components & Equipment--0.31%
Active Power Inc.                                1           2,186               6,339
C&D Technologies Inc.                                        2,005              38,436
Capstone Turbine
  Corp.                                          1           4,900               9,114
Distributed Energy
  Systems                                                    2,100               6,006
Energizer Holdings
  Inc.                                           1           6,548             245,943
GrafTech International
  Ltd.                                           1           6,429              86,791
Hubbell Inc. Class B                                         4,765             210,136
ISCO International Inc.                          1           4,000               2,200
Medis Technologies
  Ltd.                                           1           1,409              15,076
Superconductor
  Technologies Inc.                              1           3,874              21,617
Wilson Greatbatch
  Technologies Inc.                              1           1,692              71,521
                                                                          ------------
                                                                               713,179
                                                                          ------------
Electronics--3.04%
Actel Corp.                                      1           2,137              51,502
ADE Corp.                                        1           1,935              35,836
Aeroflex Inc.                                    1           4,402              51,459
Alpha Technologies
  Group Inc.                                     1           2,496               3,170
Alpine Group Inc.
  (The)                                          1           1,396               1,326
American Building
  Control Inc.                                   1             542                 710
American
  Superconductor
  Corp.                                          1           1,870              25,918
American Technology
  Corp.                                          1           6,123              29,219
AMETEK Inc.                                                  2,253             108,730
Amphenol Corp.
  Class A                                        1           3,537             226,120
Analogic Corp.                                                 966              39,606
Andrea Electronics
  Corp.                                          1           2,596               1,064
Arrow Electronics Inc.                           1           8,094             187,295
Artesyn Technologies
  Inc.                                           1           2,917              24,853
Artisan Components
  Inc.                                           1           1,976              40,508
ATMI Inc.                                        1           3,118              72,151
Ault Inc.                                        1           2,400               6,432
Avnet Inc.                                       1           9,532             206,463

--------------------------------------------------------------------------------------

Security                                                    Shares               Value
--------------------------------------------------------------------------------------
AVX Corp.                                                   13,695        $    227,611
Barnes Group Inc.                                            2,019              65,234
Bel Fuse Inc. Class A                                        1,091              32,621
Belden Inc.                                                  2,088              44,036
Benchmark
  Electronics Inc.                               1           2,981             103,769
Blonder Tongue
  Laboratories Inc.                              1           4,570              14,670
Brady Corp. Class A                                          1,995              81,296
Cable Design
  Technologies Corp.                             1           2,827              25,415
Cabot
  Microelectronics
  Corp.                                          1           1,810              88,690
California Amplifier
  Inc.                                           1           1,100              15,477
Caliper Technologies
  Corp.                                          1           1,734              11,410
Catalyst
  Semiconductor Inc.                             1           4,831              34,059
Checkpoint Systems
  Inc.                                           1           2,497              47,218
Cognex Corp.                                                 3,349              94,576
Coherent Inc.                                    1           2,424              57,691
Concord Camera
  Corp.                                          1           5,726              52,965
CTS Corp.                                                    2,648              30,452
Cubic Corp.                                                  3,384              77,832
Cymer Inc.                                       1           2,808             129,702
Daktronics Inc.                                  1           3,600              90,576
Dionex Corp.                                     1           2,062              94,893
DuPont Photomasks
  Inc.                                           1           1,696              40,941
EDO Corp.                                                    2,396              59,061
Electro Scientific
  Industries Inc.                                1           2,474              58,881
Electro-Sensors Inc.                                         4,350              18,052
Energy Conversion
  Devices Inc.                                   1           1,563              14,114
ESS Technology Inc.                              1           3,518              59,841
Evans & Sutherland
  Computer Corp.                                 1           3,765              16,942
Exar Corp.                                       1           2,982              50,933
Excel Technology Inc.                            1           1,124              36,935
Fairchild
  Semiconductor
  International Inc.
  Class A                                        1           9,205             229,849
FEI Co.                                          1           2,561              57,622
Fisher Scientific
  International Inc.                             1           4,785             197,955
Frequency Electronics Inc.                                   1,643              23,823
FSI International Inc.                           1           2,959              21,837
FuelCell Energy Inc.                             1           2,963              38,519
General Cable Corp.                              1           2,764              22,527
Gentex Corp.                                                 5,876             259,484
Genus Inc.                                       1           2,453              14,718
HEI Inc.                                         1           2,100               6,825
Helix Technology Corp.                                       2,289              47,108
Hickok Inc. Class A                              1           2,300              10,582
Hifn Inc.                                        1           1,039              12,364
Hutchinson
  Technology Inc.                                1           2,299              70,671
II-VI Inc.                                       1             315               8,127
Innovex Inc.                                     1           3,844              32,405
Interlink Electronics
  Inc.                                           1           3,850              27,027
International
  Electronics Inc.                               1           2,300               9,200

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

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Security                                             Shares               Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
inTEST Corp.                              1           1,900        $     11,400
InVision Technologies
  Inc.                                    1           1,539              51,664
Iteris Holdings Inc.                      1           4,369               8,607
JMAR Technologies
  Inc.                                    1           5,808              13,649
KEMET Corp.                               1           6,563              89,847
Lifeline Systems Inc.                     1           2,428              46,132
Littelfuse Inc.                           1           1,315              37,898
Lowrance Electronics Inc.                             2,700              55,255
Mattson Technology
  Inc.                                    1           3,321              40,583
Maxwell Technologies
  Inc.                                    1             741               5,261
Meade Instruments
  Corp.                                   1           3,280              11,316
Mechanical
  Technology Inc.                         1           1,914              10,470
Mercury Computer
  Systems Inc.                            1           1,790              44,571
Merix Corp.                               1           1,209              29,657
Mesa Laboratories Inc.                                2,400              23,904
Methode Electronics Inc.
  Class A                                             2,190              26,784
Metrologic
  Instruments Inc.                        1           1,200              32,400
Micrel Inc.                               1           6,632             103,327
Micro Linear Corp.                        1           2,880              16,099
Microsemi Corp.                           1           2,208              54,273
MIPS Technologies
  Inc. Class A                            1           4,457              24,268
MKS Instruments Inc.                      1           4,910             142,390
Molecular Devices
  Corp.                                   1           1,818              34,524
Moog Inc. Class A                         1           1,078              53,253
Nu Horizons
  Electronics Corp.                       1           2,415              23,667
NVE Corp.                                 1             696              35,705
O.I. Corp.                                1           3,200              27,997
Oilgear Co. (The)                         1           2,600              10,816
Optelecom Inc.                            1           1,468              13,344
OPTi Inc.                                 1           2,083               2,960
Orbit International
  Corp.                                   1           4,500              33,750
OSI Systems Inc.                          1           1,734              33,310
OYO Geospace Corp.                        1           1,100              17,469
Park Electrochemical Corp.                            1,487              39,391
Photon Dynamics Inc.                      1           1,268              51,024
Photronics Inc.                           1           2,318              46,175
PLX Technology Inc.                       1           2,100              18,585
Power Integrations
  Inc.                                    1           2,238              74,883
QuickLogic Corp.                          1           2,100              10,437
Ramtron International
  Corp.                                   1           3,840              10,061
Rayovac Corp.                             1           2,929              61,363
REMEC Inc.                                1           4,632              38,955
Reptron Electronics
  Inc.                                    1           3,600                 828
Research Frontiers
  Inc.                                    1           1,504              13,972
Robotic Vision
  Systems Inc.                            1               1                   2
Rudolph Technologies
  Inc.                                    1           1,486              36,466
SBS Technologies Inc.                     1           1,930              28,390

-------------------------------------------------------------------------------

Security                                             Shares               Value
-------------------------------------------------------------------------------
Semtech Corp.                             1           5,425        $    123,310
Sigmatron
  International Inc.                      1             478              12,490
Silicon Image Inc.                        1           5,000              36,150
Siliconix Inc.                            1           1,970              90,029
Sipex Corp.                               1           2,060              15,883
Spectrum Control Inc.                     1           2,390              19,027
Spire Corp.                               1           5,000              24,400
Taser International
  Inc.                                    1             382              31,465
Tech/Ops Sevcon Inc.                                  1,439               7,886
Technitrol Inc.                           1           3,066              63,589
Therma-Wave Inc.                          1           1,515               8,938
Three-Five Systems
  Inc.                                    1           1,445               7,572
Trans-Lux Corp.                                       1,733              10,381
Trimble Navigation
  Ltd.                                    1           2,431              90,530
Triumph Group Inc.                        1           1,353              49,249
Tvia Inc.                                 1           7,525              18,361
Ultralife Batteries Inc.                  1             358               4,432
Universal Display
  Corp.                                   1           2,700              36,909
Universal Electronics
  Inc.                                    1           1,278              16,282
Valence Technology
  Inc.                                    1          13,945              54,943
Varian Inc.                               1           2,673             111,544
Verisity Ltd.                             1           2,836              36,159
Vicor Corp.                               1           2,475              28,240
Vishay
  Intertechnology Inc.                    1          12,092             276,907
Watts Industries Inc.
  Class A                                             2,401              53,302
Woodhead Industries Inc.                              1,806              30,521
Woodward Governor Co.                                   816              46,373
Xicor Inc.                                1           1,390              15,763
X-Rite Inc.                                           3,781              42,801
Zoran Corp.                               1           3,126              54,361
Zygo Corp.                                1           1,934              31,892
                                                                   ------------
                                                                      7,025,669
                                                                   ------------
Energy & Related--0.04%
Headwaters Inc.                           1           4,191              82,227
Millennium Cell Inc.                      1           3,400               7,922
Syntroleum Corp.                          1           2,492              10,765
                                                                   ------------
                                                                        100,914
                                                                   ------------
Engineering & Construction--0.15%
EMCOR Group Inc.                          1           1,218              53,470
Granite Construction Inc.                             3,588              84,282
Jacobs Engineering
  Group Inc.                              1           4,367             209,660
UNIFAB International
  Inc.                                    1             330                 389
                                                                   ------------
                                                                        347,801
                                                                   ------------
Entertainment--0.97%
Alliance Gaming
  Corp.                                   1           3,746              92,339
AMC Entertainment
  Inc.                                    1           3,276              49,828
Ameristar Casinos Inc.                    1           2,700              66,069
Argosy Gaming Co.                         1           2,128              55,307
barnesandnoble.com
  Inc.                                    1           2,900               8,555
Churchill Downs Inc.                                  1,277              46,229
Dover Downs Gaming &
  Entertainment Inc.                                  2,880              27,245

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

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Security                                        Shares               Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Dover Motorsports Inc.                           3,290        $     11,515
Empire Resorts Inc.                  1           1,165              10,502
4Kids Entertainment
  Inc.                               1           1,211              31,510
Gaylord
  Entertainment Co.                  1           3,156              94,207
GTECH Holdings Corp.                             4,339             214,737
Hollywood
  Entertainment Corp.                1           4,248              58,410
Image Entertainment
  Inc.                               1             599               2,474
International Speedway
  Corp. Class A                                  4,185             186,902
Isle of Capri Casinos
  Inc.                               1           2,363              50,734
Macrovision Corp.                    1           3,709              83,786
Metro-Goldwyn-
  Mayer Inc.                         1          19,453             332,452
NetFlix Inc.                         1           2,279             124,639
Penn National
  Gaming Inc.                        1           3,986              91,997
Pinnacle
  Entertainment Inc.                 1           1,904              17,745
Regal Entertainment Group
  Class A                                        4,944             101,451
Scientific Games
  Corp. Class A                      1           4,812              81,852
Shuffle Master Inc.                  1           1,250              43,275
Six Flags Inc.                       1           6,474              48,684
Speedway Motorsports
  Inc.                                           3,391              98,068
Steinway Musical
  Instruments Inc.                   1           1,325              32,727
Vail Resorts Inc.                    1           2,910              49,470
World Wrestling
  Entertainment Inc.                             1,900              24,890
Wynn Resorts Ltd.                    1           3,109              87,083
Zomax Inc.                           1           3,099              15,464
                                                              ------------
                                                                 2,240,146
                                                              ------------
Environmental Control--0.44%
Catalytica Energy
  Systems Inc.                       1           1,705               5,966
Crown Andersen Inc.                  1           3,900               9,750
Duratek Inc.                         1           2,430              31,687
IMCO Recycling Inc.                  1           5,713              56,502
Ionics Inc.                          1           1,501              47,807
Layne Christensen Co.                1           6,420              75,435
Mine Safety Appliances
  Co.                                              963              76,568
MPM Technologies
  Inc.                               1           1,900               1,235
Perma-Fix
  Environmental
  Services Inc.                      1          10,189              31,688
Republic Services Inc.                          11,728             300,589
Stericycle Inc.                      1           3,102             144,863
Synagro Technologies
  Inc.                               1           2,174               4,761
Tetra Tech Inc.                      1           4,228             105,108
TRC Companies Inc.                   1             523              11,014
U.S. Liquids Inc.                    1           5,654                 339
Waste Connections
  Inc.                               1           2,100              79,317
Waste Holdings Inc.                              2,593              29,820
                                                              ------------
                                                                 1,012,449
                                                              ------------

--------------------------------------------------------------------------

Security                                        Shares               Value
--------------------------------------------------------------------------
Food--2.33%
American Italian Pasta
  Co. Class A                        1           1,402        $     58,744
Andersons Inc.                                   2,101              33,547
Applebee's International
  Inc.                                           4,275             167,879
Arden Group Inc. Class A                           520              40,300
Bridgeford Food Corp.                            1,119               8,784
CEC Entertainment
  Inc.                               1           2,022              95,823
Cheesecake Factory
  (The)                              1           4,294             189,065
Chiquita Brands
  International Inc.                 1           4,300              96,879
Corn Products
  International Inc.                             2,555              88,020
Dean Foods Co.                       1          11,739             385,861
Del Monte Foods Co.                  1          15,053             156,551
Flowers Foods Inc.                               3,440              88,752
Fresh Brands Inc.                                3,742              41,162
Fresh Del Monte Produce
  Inc.                                           4,934             117,577
Garden Fresh
  Restaurant Corp.                   1             935              15,016
Gardenburger Inc.                    1           3,019                 845
Green Mountain
  Coffee Roasters Inc.               1           1,000              23,020
Hain Celestial Group
  Inc.                               1           2,764              64,152
Horizon Organic
  Holding Corp.                      1             900              21,555
Hormel Foods Corp.                              10,429             269,172
Host America Corp.                   1           2,414              20,447
IHOP Corp.                                       1,805              69,456
International
  Multifoods Corp.                   1           1,044              18,792
Interstate Bakeries Corp.                        3,474              49,435
Jack in the Box Inc.                 1           2,524              53,913
Kraft Foods Inc.                                22,256             717,088
Lance Inc.                                       2,741              41,197
Landry's Restaurants Inc.                        2,168              55,761
M&F Worldwide Corp.                  1           1,561              20,855
P.F. Chang's China
  Bistro Inc.                        1           2,003             101,913
Panera Bread Co.
  Class A                            1           2,500              98,825
Papa John's
  International Inc.                 1           1,521              50,771
Paradise Inc.                                      553              16,037
Pathmark Stores Inc.                 1           1,900              14,440
Performance Food
  Group Co.                          1           3,377             122,146
Pilgrim's Pride Corp.                            2,447              39,960
Poore Brothers Inc.                  1           4,851              16,445
Ralcorp Holdings Inc.                1           2,209              69,274
Rare Hospitality
  International Inc.                 1           2,950              72,098
Ruddick Corp.                                    3,435              61,487
Sanderson Farms Inc.                               801              32,280
Schlotzsky's Inc.                    1           4,337               8,847
Seaboard Corp.                                     166              46,812
Sensient Technologies
  Corp.                                          3,249              64,233
Smithfield Foods Inc.                1           8,524             176,447
Smucker (J.M.) Co. (The)                         4,106             185,961
Sonic Corp.                          1           2,739              83,868
SonomaWest
  Holdings Inc.                      1           3,400              28,897
Tejon Ranch Co.                      1           1,525              62,540

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

----------------------------------------------------------------------------
Security                                          Shares               Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Tootsie Roll Industries Inc.                       4,574        $    164,664
Tyson Foods Inc. Class A                          25,463             337,130
United Heritage Corp.                  1           6,360               4,134
United Natural Foods
  Inc.                                 1           1,913              68,696
Weis Markets Inc.                                  2,768             100,478
Whole Foods Market
  Inc.                                 1           4,740             318,196
Wild Oats Markets
  Inc.                                 1           2,438              31,523
                                                                ------------
                                                                   5,387,750
                                                                ------------
Forest Products & Paper--0.30%
American Woodmark Corp.                              800              44,040
Bowater Inc.                                       4,366             202,189
Buckeye Technologies
  Inc.                                 1           2,502              25,145
Caraustar Industries
  Inc.                                 1           3,220              44,436
Chesapeake Corp.                                   1,629              43,136
Deltic Timber Corp.                                  912              27,725
Fibermark Inc.                         1           1,686               2,951
Glatfelter Co.                                     3,481              43,338
Pope & Talbot Inc.                                 1,789              31,504
Potlatch Corp.                                     2,704              94,018
Rock-Tenn Co. Class A                              2,900              50,054
Schweitzer-Mauduit
  International Inc.                                 991              29,512
Wausau-Mosinee Paper
  Corp.                                            3,806              51,457
                                                                ------------
                                                                     689,505
                                                                ------------
Gas--0.35%
AGL Resources Inc.                                 4,332             126,061
Delta Natural Gas Co. Inc.                           760              18,134
Laclede Group Inc. (The)                           1,278              36,487
NUI Corp.                                          2,193              35,351
ONEOK Inc.                                         7,035             155,333
Southwestern Energy
  Co.                                  1           2,141              51,170
UGI Corp.                                          2,720              92,208
Vectren Corp.                                      6,493             160,052
WGL Holdings Inc.                                  4,631             128,695
                                                                ------------
                                                                     803,491
                                                                ------------
Hand / Machine Tools--0.29%
Axsys Technologies
  Inc.                                 1           1,179              16,730
Baldor Electric Co.                                2,236              51,093
Franklin Electric Co. Inc.                           902              54,562
Kennametal Inc.                                    3,000             119,250
Powell Industries Inc.                 1           2,091              40,043
Regal-Beloit Corp.                                 1,935              42,570
SPX Corp.                              1           5,972             351,213
                                                                ------------
                                                                     675,461
                                                                ------------
Health Care--5.21%
Abaxis Inc.                            1           1,008              18,265
ABIOMED Inc.                           1           1,772              12,245
Accredo Health Inc.                    1           3,843             121,477
Advanced
  Neuromodulation
  Systems Inc.                         1           1,495              68,740
Aksys Ltd.                             1           1,527              13,483
Alaris Medical
  Systems Inc.                         1           5,285              80,385

----------------------------------------------------------------------------

Security                                          Shares               Value
----------------------------------------------------------------------------
Alliance Imaging Inc.                  1           2,859        $     10,578
Alliance
  Pharmaceutical
  Corp.                                1             640                 256
American Healthways
  Inc.                                 1           2,450              58,482
American Medical
  Systems Holdings
  Inc.                                 1           3,000              65,400
AMERIGROUP Corp.                       1           1,765              75,277
AmSurg Corp.                           1           1,320              50,015
Apogent Technologies
  Inc.                                 1           7,280             167,731
Apria Healthcare
  Group Inc.                           1           3,762             107,104
Aradigm Corp.                          1           2,248               3,844
Arrow International Inc.                           2,611              65,223
ArthroCare Corp.                       1           1,703              41,724
AVAX Technologies
  Inc.                                 1           2,900                 522
Avigen Inc.                            1           2,019              11,872
Beckman Coulter Inc.                               4,532             230,362
Bei Technologies Inc.                                900              18,000
Beverly Enterprises
  Inc.                                 1           8,878              76,262
Bioject Medical
  Technologies Inc                     1           4,640              13,920
BioLase Technology
  Inc.                                 1           1,048              17,397
BioMarin
  Pharmaceutical Inc.                  1           4,800              37,291
Bio-Rad Laboratories
  Inc. Class A                         1           1,914             110,380
Bioreliance Corp.                      1           2,049              97,983
Biosite Inc.                           1           1,292              37,403
BriteSmile Inc.                        1             864              21,920
CardioDynamics
  International Corp.                  1           3,744              22,352
CardioGenesis Corp.                    1           2,404               1,971
Centene Corp.                          1           1,522              42,631
Cerner Corp.                           1           3,045             115,253
Cerus Corp.                            1           1,347               6,115
ChromaVision Medical
  Systems Inc.                         1           3,736              11,918
Clinical Data Inc.                                 2,664              26,560
Closure Medical Corp.                  1           1,363              46,247
Community Health
  Systems Inc.                         1           7,789             207,032
Conceptus Inc.                         1           2,094              22,238
CONMED Corp.                           1           2,515              59,857
Cooper Companies Inc.                              2,334             110,001
Covance Inc.                           1           4,629             124,057
Coventry Health Care
  Inc.                                 1           4,435             286,013
CTI Molecular
  Imaging Inc.                         1           3,390              57,325
Curon Medical Inc.                     1           6,954              22,114
Cyberonics Inc.                        1           1,818              58,194
Cygnus Inc.                            1           2,359                 778
Cytyc Corp.                            1           7,458             102,622
Dade Behring
  Holdings Inc.                        1           3,121             111,545
Datascope Corp.                                      978              35,061
DaVita Inc.                            1           5,721             223,119
Diagnostic Products Corp.                          2,302             105,685
Diametrics Medical
  Inc.                                 1           3,462                 969
DJ Orthopedics Inc.                    1           1,086              29,105

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Dynacq Healthcare
  Inc.                              1           2,800        $     21,504
Edwards Lifesciences
  Corp.                             1           4,555             137,014
Enzo Biochem Inc.                   1           2,465              44,148
Enzon
  Pharmaceuticals Inc.              1           3,284              39,408
EP MedSystems Inc.                  1           8,305              25,247
Epimmune Inc.                       1           2,000               3,660
FARO Technologies
  Inc.                              1             598              14,938
Female Health
  Company (The)                     1           5,880              16,170
Flir Systems Inc.                   1           2,404              87,746
Genelabs
  Technologies Inc.                 1           7,212              20,194
Genesis HealthCare
  Corp.                             1           1,950              44,421
Gen-Probe Inc.                      1           3,316             120,935
Haemonetics Corp.                   1           1,913              45,702
Hanger Orthopedic
  Group Inc.                        1           1,580              24,601
Health Net Inc.                     1           8,731             285,504
HealthTronics Surgical
  Services Inc.                     1           2,400              15,000
Henry Schein Inc.                   1           3,381             228,488
Hillenbrand Industries Inc.                     4,972             308,562
Hologic Inc.                        1           2,693              46,670
Hooper Holmes Inc.                              3,918              24,213
ICU Medical Inc.                    1             916              31,400
IDEXX Laboratories
  Inc.                              1           2,629             121,670
IGEN International
  Inc.                              1           1,939             114,226
I-many Inc.                         1           1,903               1,903
Immtech International
  Inc.                              1           1,362              15,036
INAMED Corp.                        1           2,491             119,717
Interleukin Genetics
  Inc.                              1           4,558              21,195
Intermagnetics
  General Corp.                     1           1,330              29,473
Interpore International             1           2,927              38,051
Invacare Corp.                                  2,367              95,556
Inveresk Research
  Group Inc.                        1           2,699              66,746
Inverness Medical
  Innovations Inc.                  1           1,383              30,122
i-STAT Corp.                        1           1,963              30,034
Kensey Nash Corp.                   1           1,733              40,292
Kindred Healthcare
  Inc.                              1           1,800              93,564
Kyphon Inc.                         1           3,095              76,849
LabOne Inc.                         1           1,205              39,126
Laboratory Corp. of
  America Holdings                  1          10,963             405,083
LCA-Vision Inc.                     1             721              15,264
LifeCell Corp.                      1           2,239              13,904
LifePoint Hospitals
  Inc.                              1           2,867              84,433
Lincare Holdings Inc.               1           7,468             224,264
Luminex Corp.                       1           2,140              20,073
Matria Healthcare Inc.              1           1,160              24,511
Med-Design Corp.
  (The)                             1           2,327              10,472
Medwave Inc.                        1           4,831              27,778

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
Mentor Corp.                                    3,710        $     89,263
Meridian Bioscience Inc.                        4,830              50,377
Merit Medical
  Systems Inc.                      1           5,038             112,146
Micro Therapeutics
  Inc.                              1           3,300              10,659
Microtek Medical
  Holdings Inc.                     1           2,500              12,500
Mid Atlantic Medical
  Services Inc.                     1           3,588             232,502
National Healthcare
  Corp.                             1             862              17,154
Novamed Eyecare Inc.                1           2,500               8,998
Novavax Inc.                        1           3,100              18,600
Novoste Corp.                       1           1,694               8,114
Oakley Inc.                                     5,523              76,438
Ocular Sciences Inc.                1           2,303              66,119
Odyssey Healthcare
  Inc.                              1           2,763              80,845
OraSure Technologies
  Inc.                              1           3,375              26,865
Orthodontic Centers
  of America Inc.                   1           3,298              26,549
Orthologic Corp.                    1           3,033              18,592
Osteotech Inc.                      1           2,997              26,374
Oxford Health Plans
  Inc.                              1           6,248             271,788
PacifiCare Health
  Systems Inc.                      1           3,147             212,737
Palatin Technologies
  Inc.                              1           2,428               6,070
Palomar Medical
  Technologies Inc.                 1           2,050              21,566
Patterson Dental Co.                1           5,207             334,081
Pediatrix Medical
  Group Inc.                        1           1,791              98,666
PharmaNetics Inc.                   1          10,438              19,592
Physiometrix Inc.                   1           4,453               9,797
PolyMedica Corp.                                1,794              47,200
Possis Medical Inc.                 1           2,556              50,481
Prime Medical Service
  Inc.                              1           2,659              12,471
Province Healthcare
  Co.                               1           3,717              59,472
PSS World Medical
  Inc.                              1           7,148              86,276
Psychemedics Corp.                                604               5,659
Psychiatric Solutions
  Inc.                              1           2,662              55,636
Q-Med Inc.                          1           2,644              30,247
RehabCare Group Inc.                1           1,479              31,444
Renal Care Group Inc.               1           3,915             161,298
Res-Care Inc.                       1           2,444              19,796
ResMed Inc.                         1           2,745             114,027
Respironics Inc.                    1           2,578             116,242
Select Medical Corp.                            7,248             117,997
Sierra Health Services
  Inc.                              1           2,153              59,100
Sola International Inc.             1           2,813              52,884
Somanetics Corp.                    1           2,704              18,252
Specialty Laboratories
  Inc.                              1           2,304              38,684
Spectranetics Corp.                 1          11,691              43,841
Staar Surgical Co.                  1           1,696              19,097
Steris Corp.                        1           5,056             114,266
Sunrise Senior Living
  Inc.                              1           1,950              75,543
Synovis Life
  Technologies Inc.                 1             506              10,292

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December 31, 2003
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Extended Index
Master Portfolio

-----------------------------------------------------------------------------------
Security                                                 Shares               Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
Theragenics Corp.                             1           2,984        $     16,322
Therasense Inc.                               1           4,600              93,380
ThermoGenesis Corp.                           1           7,353              38,089
Thoratec Corp.                                1           3,876              50,427
Triad Hospitals Inc.                          1           6,042             201,017
TriPath Imaging Inc.                          1           3,479              27,136
U.S. Physical Therapy
  Inc.                                        1           2,600              40,898
Universal Health Services
  Inc. Class B                                            4,402             236,475
Urologix Inc.                                 1           2,100              13,860
US Oncology Inc.                              1           5,244              56,425
Valentis Inc.                                 1           4,075              11,003
Varian Medical
  Systems Inc.                                1           5,106             352,825
VCA Antech Inc.                               1           2,805              86,899
Ventana Medical
  Systems Inc.                                1           1,416              55,790
Viasys Healthcare Inc.                        1           2,367              48,760
VistaCare Inc. Class A                        1           2,683              94,307
VISX Inc.                                     1           4,020              93,063
Vital Sign Inc.                                           1,269              41,496
WebMD Corp.                                   1          23,096             207,633
WellChoice Inc.                               1           1,819              62,756
West Pharmaceutical
  Services Inc.                                           1,171              39,697
Wright Medical Group
  Inc.                                        1           2,354              71,656
Young Innovations Inc.                                    1,354              48,744
ZEVEX International
  Inc.                                        1           1,200               4,776
Zoll Medical Corp.                            1             850              30,158
                                                                       ------------
                                                                         12,027,359
                                                                       ------------
Holding Companies--Diversified--3.20%
Berkshire Hathaway
  Inc. Class A                                1              87           7,329,750
Walter Industries Inc.                                    3,486              46,538
                                                                       ------------
                                                                          7,376,288
                                                                       ------------
Home Builders--1.36%
Beazer Homes USA Inc.                                       857              83,695
Brookfield Homes Corp.                                    2,122              54,684
Champion Enterprises
  Inc.                                        1           4,252              29,764
Coachmen Industries Inc.                                    807              14,615
D.R. Horton Inc.                                         11,878             513,842
Dominion Homes Inc.                           1           1,300              39,429
Fleetwood Enterprises
  Inc.                                        1           3,500              35,910
Hovnanian
  Enterprises Inc.
  Class A                                     1           2,198             191,358
Lennar Corp. Class A                                      5,848             561,408
M.D.C. Holdings Inc.                                      2,272             146,544
M/I Schottenstein Homes
  Inc.                                                      979              38,230
Meritage Corp.                                1           1,300              86,203
Monaco Coach Corp.                            1           2,752              65,498
NVR Inc.                                      1             512             238,592
Palm Harbor Homes
  Inc.                                        1           2,363              42,227
Ryland Group Inc.                                         1,763             156,272
Skyline Corp.                                             1,441              50,248
Standard-Pacific Corp.                                    2,326             112,927

-----------------------------------------------------------------------------------

Security                                                 Shares               Value
-----------------------------------------------------------------------------------
Technical Olympic
  USA Inc.                                    1           1,914        $     52,692
Thor Industries Inc.                                      2,521             141,731
Toll Brothers Inc.                            1           5,508             218,998
WCI Communities Inc.                          1           3,532              72,795
William Lyon Homes
  Inc.                                        1           1,065              66,850
Winnebago Industries Inc.                                 1,733             119,144
                                                                       ------------
                                                                          3,133,656
                                                                       ------------
Home Furnishings--0.55%
Applica Inc.                                  1           3,014              22,906
Bassett Furniture
  Industries Inc.                                         2,279              37,604
Digital Theater
  Systems Inc.                                1             799              19,727
Ethan Allen Interiors Inc.                                3,021             126,519
Fedders Corp.                                             3,656              26,323
Fedders Corp. Rights                          1           3,656                 219
Furniture Brands
  International Inc.                                      4,312             126,471
Harman International
  Industries Inc.                                         4,996             369,604
Kimball International Inc.
  Class B                                                 2,257              35,096
Lazare Kaplan
  International Inc.                          1           2,279              15,839
La-Z-Boy Inc.                                             4,267              89,522
Libbey Inc.                                               1,499              42,692
Movado Group Inc.                                         1,678              47,370
Oneida Ltd.                                               1,947              11,468
ParkerVision Inc.                             1           1,320              12,923
Polycom Inc.                                  1           7,135             139,275
Rowe Furniture Corp.                          1           1,941               6,988
Salton Inc.                                   1           1,403              18,309
Select Comfort Corp.                          1           2,596              64,277
Standex International
  Corp.                                                     721              20,188
Tempur-Pedic
  International Inc.                          1           2,693              41,742
                                                                       ------------
                                                                          1,275,062
                                                                       ------------
Household Products/Wares--0.64%
Blyth Inc.                                                3,380             108,904
Central Garden & Pet
  Co.                                         1             592              16,594
Church & Dwight Co. Inc.                                  3,324             131,630
Dial Corp. (The)                                          7,602             216,429
Enesco Group Inc.                             1           7,002              72,261
Ennis Business Forms Inc.                                 2,191              33,522
Fossil Inc.                                   1           4,206             117,810
Harland (John H.) Co.                                     2,180              59,514
Helen of Troy Ltd.                            1           2,577              59,658
Jarden Corp.                                  1           1,968              53,805
Nashua Corp.                                  1           3,083              26,206
National Presto Industries
  Inc.                                                    1,071              38,717
New England Business
  Service Inc.                                            1,107              32,657
Playtex Products Inc.                         1           4,899              37,869
Russ Berrie & Co. Inc.                                    1,794              60,817
Scotts Co. (The)
  Class A                                     1           2,413             142,753
Standard Register Co.
  (The)                                                   2,728              45,912
Toro Co.                                                  2,550             118,320
Yankee Candle Co.
  Inc. (The)                                  1           4,030             110,140
                                                                       ------------
                                                                          1,483,518
                                                                       ------------

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Insurance--3.68%
Acceptance Insurance
  Companies Inc.                    1           3,741        $         64
Alfa Corp.                                      3,856              49,588
Allmerica Financial
  Corp.                             1           4,155             127,849
American Financial Group
  Inc.                                          5,748             152,092
American
  Independence Corp.                1             860              10,157
American Medical
  Security Group Inc.               1           1,445              32,397
American National
  Insurance Co.                                 1,891             159,544
American Physicians
  Capital Inc.                      1           1,721              31,666
AmerUs Group Co.                                2,986             104,420
Argonaut Group Inc.                 1           2,775              43,124
Baldwin & Lyons Inc.
  Class B                                       1,891              53,061
Berkley (W.R.) Corp.                            5,939             207,568
Brown & Brown Inc.                              5,681             185,257
CNA Financial Corp.                 1          18,133             437,005
CNA Surety Corp.                    1           2,972              28,264
Commerce Group Inc.                             2,443              96,499
Crawford & Co. Class B                          3,782              26,701
Danielson Holding
  Corp.                             1             980               2,852
Delphi Financial Group Inc.
  Class A                                       2,253              81,108
Donegal Group Inc.
  Class B                                         855              16,459
EMC Insurance Group Inc.                          682              14,417
Erie Indemnity Co. Class A                      4,990             211,476
FBL Financial Group Inc.
  Class A                                       2,105              54,309
Fidelity National Financial
  Inc.                                         11,688             453,261
Financial Industries
  Corp.                             1           1,320              18,612
First American Corp.                            5,898             175,583
Fremont General Corp.                           5,741              97,080
Gainsco Inc.                        1             770                 173
Gallagher (Arthur J.) & Co.                     7,316             237,697
Great American Financial
  Resources Inc.                                2,609              42,318
Harleysville Group Inc.                         2,703              53,763
HCC Insurance Holdings
  Inc.                                          5,095             162,021
HealthExtras Inc.                   1           3,729              49,969
Hilb, Rogal & Hamilton Co.                      2,826              90,630
Horace Mann Educators
  Corp.                                         2,702              37,747
Independence Holding Co.                        1,069              25,656
Infinity Property &
  Casualty Corp.                                1,620              53,541
Kansas City Life Insurance
  Co.                                           1,601              73,966
LandAmerica Financial
  Group Inc.                                    1,690              88,319
Leucadia National Corp.                         6,213             286,419
Markel Corp.                        1             742             188,104
Mercury General Corp.                           4,536             211,151
MONY Group Inc.
  (The)                             1           3,816             119,403

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
Nationwide Financial
  Services Inc.                                 4,328        $    143,084
Navigators Group Inc.               1           1,877              57,943
Odyssey Re Holdings Corp.                       4,421              99,694
Ohio Casualty Corp.                 1           4,478              77,738
Old Republic International
  Corp.                                        13,694             347,267
Philadelphia
  Consolidated
  Holding Corp.                     1           1,708              83,402
PICO Holdings Inc.                  1           2,300              36,041
PMA Capital Corp. Class A                       3,652              18,698
PMI Group Inc. (The)                            7,091             263,998
Presidential Life Corp.                         2,120              27,899
ProAssurance Corp.                  1           3,295             105,934
Protective Life Corp.                           5,784             195,731
Radian Group Inc.                               7,025             342,469
Reinsurance Group of
  America Inc.                                  4,825             186,486
RLI Corp.                                       2,328              87,207
Selective Insurance Group
  Inc.                                          1,963              63,523
Southern Security Life
  Insurance Co.                     1           2,361               8,124
StanCorp Financial Group
  Inc.                                          2,071             130,224
State Auto Financial Corp.                      3,976              92,999
Stewart Information
  Services Corp.                                2,478             100,483
Transatlantic Holdings Inc.                     3,873             312,938
Triad Guaranty Inc.                 1           1,384              69,684
21st Century Insurance
  Group                                         5,697              78,334
U.S.I. Holdings Corp.               1           1,922              25,082
UICI                                1           4,968              65,973
United Fire & Casualty Co.                      1,251              50,490
Unitrin Inc.                                    5,638             233,470
Universal American
  Financial Corp.                   1           3,624              35,914
Wesco Financial Corp.                             525             184,800
White Mountains
  Insurance Group Ltd.                            685             315,066
Zenith National Insurance
  Corp.                                         1,762              57,353
                                                             ------------
                                                                8,489,338
                                                             ------------
Iron/Steel--0.25%
AK Steel Holding
  Corp.                             1          10,018              51,092
Carpenter Technology
  Corp.                                         2,283              67,508
Cleveland-Cliffs Inc.               1             978              49,829
Gibraltar Steel Corp.                           1,358              34,154
International Steel
  Group Inc.                        1           1,448              56,400
National Steel Corp.
  Class B                           1           4,836                  17
Reliance Steel &
  Aluminum Co.                                  2,654              88,139
Ryerson Tull Inc.                               2,942              33,686
Schnitzer Steel Industries
  Inc. Class A                                    838              50,699
Shiloh Industries Inc.              1           2,882              18,157
Steel Dynamics Inc.                 1           4,841             113,715
Weirton Steel Corp.                 1           2,700                 108
WHX Corp.                           1             585               1,562
                                                             ------------
                                                                  565,066
                                                             ------------

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Leisure Time--0.42%
Ambassadors International
  Inc.                                         1,047        $     13,088
Bally Total Fitness
  Holding Corp.                    1           1,944              13,608
Callaway Golf Co.                              4,985              83,997
K2 Inc.                            1           4,427              67,335
Nautilus Group Inc. (The)                      2,400              33,720
Orbitz Inc. Class A                1           1,310              30,392
Polaris Industries Inc.                        1,611             142,702
Royal Caribbean Cruises
  Ltd.                                        14,964             520,598
WMS Industries Inc.                1           2,502              65,552
                                                            ------------
                                                                 970,992
                                                            ------------
Lodging--0.65%
Aztar Corp.                        1           2,668              60,030
Boca Resorts Inc.
  Class A                          1           3,216              48,111
Boyd Gaming Corp.                              4,980              80,377
Choice Hotels
  International Inc.               1           2,889             101,837
Extended Stay America
  Inc.                                         6,953             100,679
International Leisure
  Hosts Ltd.                       1           2,400              12,000
John Q Hammons
  Hotels Inc.                      1           2,600              18,330
Mandalay Resort Group                          4,606             205,980
Marcus Corp.                                   2,722              44,641
MGM Mirage                         1          11,471             431,424
Park Place
  Entertainment Corp.              1          21,550             233,387
Prime Hospitality
  Corp.                            1           3,038              30,988
ShoLodge Inc.                      1           1,700               7,599
Station Casinos Inc.                           4,422             135,446
                                                            ------------
                                                               1,510,829
                                                            ------------
Machinery--1.34%
AGCO Corp.                         1           5,752             115,845
Albany International Corp.
  Class A                                      2,569              87,089
Applied Industrial
  Technologies Inc.                            1,544              36,840
Astec Industries Inc.              1           1,643              20,160
Asyst Technologies
  Inc.                             1           3,362              58,331
Benthos Inc.                       1           3,900              19,691
Briggs & Stratton Corp.                        1,620             109,188
Donaldson Co. Inc.                             3,515             207,947
DT Industries Inc.                 1           2,068               2,544
Dycom Industries Inc.              1           3,808             102,131
Electroglas Inc.                   1          13,581              49,571
Engineered Support
  Systems Inc.                                 1,744              96,025
Esterline Technologies
  Corp.                            1           1,986              52,967
Flowserve Corp.                    1           3,994              83,395
Gardner Denver Inc.                1           1,836              43,825
Gerber Scientific Inc.             1           3,216              25,599
Global Payment
  Technologies Inc.                1           2,540               8,509
Graco Inc.                                     3,595             144,160
Hurco Companies Inc.               1             600               3,210
Idex Corp.                                     2,680             111,461

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Insituform
  Technologies Inc.
  Class A                          1           1,835        $     30,278
JLG Industries Inc.
                                               3,563              54,264
Joy Global Inc.                                3,807              99,553
Kadant Inc.                        1             830              17,970
Knight Transportation
  Inc.                             1           2,677              68,665
Kulicke & Soffa
  Industries Inc.                  1           3,584              51,538
Lincoln Electric Holding
  Inc.                                         3,754              92,874
Lindsay Manufacturing Co.                      1,024              25,856
Magnetek Inc.                      1           2,812              18,531
Manitowoc Co. Inc. (The)                       2,416              75,379
McDermott
  International Inc.               1           5,021              60,001
NACCO Industries Inc.                            560              50,109
Nordson Corp.                                  2,664              91,988
Paragon Technologies
  Inc.                             1           3,600              34,920
Paxar Corp.                        1           3,943              52,836
PPT Vision Inc.                    1           1,600               1,936
Presstek Inc.                      1           1,890              13,740
Robbins & Myers Inc.                           1,380              26,206
Sauer-Danfoss Inc.                             2,529              40,970
Semitool Inc.                      1           2,120              22,729
Stewart & Stevenson
  Services Inc.                                2,732              38,385
Tecumseh Products Co.
  Class A                                      1,382              66,930
Tegal Corp.                        1           7,509              20,800
Tennant Co.                                    1,281              55,467
Terex Corp.                        1           3,879             110,474
Thomas Industries Inc.                         1,910              66,201
TurboChef
  Technologies Inc.                1           5,963              18,485
Ultratech Inc.                     1           1,943              57,066
Unova Inc.                         1           4,748             108,967
Zebra Technologies
  Corp. Class A                    1           3,710             246,233
                                                            ------------
                                                               3,097,839
                                                            ------------
Manufacturers--0.65%
AZZ Incorporated                   1           2,063              27,541
Carlisle Companies Inc.                        2,265             137,848
CUNO Inc.                          1           1,796              80,874
EnPro Industries Inc.              1           1,106              15,429
Federal Signal Corp.                           4,037              70,728
FMC Corp.                          1           3,336             113,858
Harsco Corp.                                   3,454             151,354
Jacuzzi Brands Inc.                1           5,310              37,648
Lancaster Colony Corp.                         2,693             121,616
Pentair Inc.                                   4,105             187,599
Quantum Fuel
  Systems
  Technologies
  Worldwide Inc.                   1           1,033               8,305
Roper Industries Inc.                          2,939             144,775
Samsonite Corp.                    1           2,267               1,474
Sturm Ruger & Co. Inc.                         2,392              27,197
Teleflex Inc.                                  3,225             155,864
Tredegar Corp.                                 2,864              44,478
Trinity Industries Inc.                        3,934             121,325
Wabtec Corp.                                   3,474              59,197
                                                            ------------
                                                               1,507,110
                                                            ------------

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

-----------------------------------------------------------------------------
Security                                            Shares              Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
Manufacturing--0.12%
Acuity Brands Inc.                                   3,746       $     96,647
Applied Films
  Corporation                           1            1,058             34,935
ESCO Technologies
  Inc.                                  1            1,112             48,539
International Smart
  Sourcing Inc.                         1            3,590             17,914
Kaydon Corp.                                         2,531             65,401
LSB Industries Inc.                     1            2,823             18,011
Servotronics Inc.                       1            1,410              4,089
                                                                 ------------
                                                                      285,536
                                                                 ------------
Media--4.33%
Acme
  Communications
  Inc.                                  1            2,400             21,096
Andersen Group Inc.                     1            3,800             17,632
Bankrate Inc.                           1            2,167             26,827
Banta Corp.                                          1,882             76,221
Beasley Broadcast
  Group Inc. Class A                    1            2,300             37,789
Belo (A.H.) Corp.                                    8,559            242,562
Big City Radio Inc.                     1            2,600              3,380
Cablevision Systems
  Corp.                                 1           16,756            391,923
Citadel Broadcasting
  Co.                                   1            1,528             34,181
Courier Corp.                                          567             21,813
Cox Radio Inc.
  Class A                               1            2,985             75,312
Crown Media
  Holdings Inc.                         1           11,798             97,569
Cumulus Media Inc.
  Class A                               1            3,662             80,564
Emmis
  Communications
  Corp.                                 1            4,016            108,633
Entercom
  Communications
  Corp.                                 1            3,977            210,622
Entravision
  Communications
  Corp.                                 1            5,705             63,326
Fox Entertainment
  Group Inc. Class A                    1           26,590            775,099
Gemstar-TV Guide
  International Inc.                    1           29,026            146,581
Granite Broadcasting
  Corp.                                 1           10,908             17,998
Gray Television Inc.                                 3,234             48,898
Hearst-Argyle Television
  Inc.                                               3,659            100,842
Hollinger International Inc.                         5,936             92,720
Hollywood Media
  Corp.                                 1            2,989              7,951
Hughes Electronics
  Corp.                                 1           70,327          1,163,906
Information Holdings
  Inc.                                  1            1,958             43,272
Insight
  Communications
  Co. Inc.                              1            3,770             38,869
Journal Communications
  Inc. Class A                                       1,200             22,236
Journal Register Co.                    1            3,222             66,695
Lee Enterprises Inc.                                 3,402            148,497

-----------------------------------------------------------------------------

Security                                            Shares              Value
-----------------------------------------------------------------------------
Liberty Corp.                                        1,871       $     84,550
Liberty Media Corp.
  Class A                               1          204,577          2,432,421
Lin TV Corp. Class A                    1            2,838             73,249
LodgeNet
  Entertainment Corp.                   1            2,500             45,700
McClatchy Co. (The)
  Class A                                            3,313            227,934
Media General Inc. Class A                           1,620            105,462
Mediacom
  Communications
  Corp.                                 1            6,007             52,081
National Lampoon
  Inc.                                  1            3,300             11,385
New Frontier Media
  Inc.                                  1            7,617             70,838
Paxson
  Communications
  Corp.                                 1            4,748             18,280
Pegasus
  Communications
  Corp.                                 1              694             19,488
Playboy Enterprises
  Inc. Class B                          1            2,502             40,432
Primedia Inc.                           1           17,706             50,108
Pulitzer Inc.                                        1,506             81,324
Radio One Inc.                          1            7,724            151,004
Radio Unica
  Communications
  Corp.                                 1            3,800              2,394
Readers Digest Association
  Inc. (The)                                         6,988            102,444
Regent
  Communications
  Inc.                                  1            3,200             20,320
Salem
  Communications
  Corp. Class A                         1            1,700             46,104
Scholastic Corp.                        1            3,129            106,511
Scripps (E.W.) Co. Class A                           5,979            562,863
Sinclair Broadcast
  Group Inc. Class A                    1            4,099             61,157
Spanish Broadcasting
  System Inc. Class A                   1            2,600             27,300
TiVo Inc.                               1            4,737             35,054
UnitedGlobalCom Inc.
  Class A                               1            6,592             55,900
Value Line Inc.                                      1,146             57,185
Washington Post Company
  (The) Class B                                        711            562,685
Westwood One Inc.                       1            7,835            268,035
Wiley (John) & Sons Inc.
  Class A                                            4,310            112,189
XM Satellite Radio
  Holdings Inc.
  Class A                               1           11,190            294,968
Young Broadcasting
  Inc. Class A                          1            1,662             33,306
Youthstream Media
  Networks Inc.                         1            2,318                533
                                                                 ------------
                                                                    9,996,218
                                                                 ------------
Metal Fabricate/Hardware--0.24%
Amcast Industrial
  Corp.                                 1            1,839              4,781
Ampco-Pittsburgh Corp.                                 492              6,726
CIRCOR International Inc.                            1,199             28,896
Penn Engineering &
  Manufacturing Corp.                                1,834             34,901
Precision Castparts Corp.                            4,945            224,552

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------------
Security                                            Shares               Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Shaw Group Inc.
  (The)                                  1           3,869        $     52,696
Timken Co. (The)                                     6,776             135,927
TransTechnology
  Corp.                                  1           2,532              16,838
Valmont Industries Inc.                              2,324              53,801
                                                                  ------------
                                                                       559,118
                                                                  ------------
Metals--Diversified--0.28%
Ameron International Corp.                           1,085              37,639
AptarGroup Inc.                                      2,613             101,907
Commercial Metals Co.                                3,540             107,616
Griffon Corp.                            1           1,720              34,847
Matthews International
  Corp. Class A                                      1,974              58,411
Maverick Tube Corp.                      1           3,041              58,539
Mueller Industries Inc.                  1           2,754              94,627
Niagara Corp.                            1             600               4,338
NS Group Inc.                            1           1,846              17,906
Quanex Corp.                                         1,288              59,377
Southern Peru Copper
  Corp.                                              1,014              47,820
TransPro Inc.                            1           3,911              16,387
                                                                  ------------
                                                                       639,414
                                                                  ------------
Mining--0.49%
AMCOL International Corp.                            1,806              36,662
Arch Coal Inc.                                       4,032             125,677
Brush Engineered
  Materials Inc.                         1           2,244              34,356
Century Aluminum
  Co.                                    1           1,637              31,119
Charles & Colvard
  Ltd.                                   1           2,811              11,601
Couer d'Alene Mines
  Corp.                                  1          10,887              62,927
Glamis Gold Ltd.                         1           9,962             170,549
Gold Reserve Inc.                        1           8,621              41,984
Hecla Mining Co.                         1           8,249              68,384
Liquidmetal
  Technologies                           1           4,692              13,325
MAXXAM Inc.                              1           1,713              32,461
Meridian Gold Inc.                       1           8,994             131,402
Peabody Energy Corp.                                 4,548             189,697
Royal Gold Inc.                                      2,099              43,932
Stillwater Mining Co.                    1           5,852              56,004
Titanium Metals Corp.                    1             613              32,189
USEC Inc.                                            5,274              44,302
                                                                  ------------
                                                                     1,126,571
                                                                  ------------
Office/Business Equipment--0.29%
General Binding Corp.                    1           3,195              57,510
Global Imaging
  Systems Inc.                           1           1,516              48,133
Herman Miller Inc.                                   5,963             144,722
HON Industries Inc.                                  4,599             199,229
Imagistics
  International Inc.                     1           1,925              72,188
Insight Enterprises
  Inc.                                   1           3,420              64,296
Programmer's Paradise
  Inc.                                               2,561              17,645
Steelcase Inc. Class A                               3,396              48,767
Virco Manufacturing Corp.                            1,598              10,147
                                                                  ------------
                                                                       662,637
                                                                  ------------

------------------------------------------------------------------------------

Security                                            Shares               Value
------------------------------------------------------------------------------
Oil & Gas Producers--3.81%
Adams Resources &
  Energy Inc.                                        2,924        $     39,766
Apco Argentina Inc.                                  1,051              27,978
Atmos Energy Corp.                                   4,031              97,953
ATP Oil & Gas Corp.                      1           1,370               8,604
Atwood Oceanics Inc.                     1           1,662              53,084
Berry Petroleum Co.
  Class A                                            2,374              48,074
Blue Dolphin Energy
  Co.                                    1           7,300              12,344
BP Prudhoe Bay Royalty
  Trust                                              2,210              62,963
Cabot Oil & Gas Corp.                                2,655              77,924
CAL Dive International
  Inc.                                   1           2,727              65,748
Callon Petroleum Co.                     1           1,559              16,167
Cascade Natural Gas Corp.                            2,578              54,370
Chesapeake Energy Corp.                             15,967             216,832
Chesapeake Utilities Corp.                           1,898              49,443
Cimarex Energy Co.                       1           3,291              87,837
Clayton Williams
  Energy Inc.                            1           1,100              31,977
Cross Timbers Royalty
  Trust                                                970              27,664
Dawson Geophysical
  Co.                                    1           2,400              18,000
Delta Petroleum Corp.                    1           5,418              32,887
Denbury Resources
  Inc.                                   1           4,397              61,162
Diamond Offshore Drilling
  Inc.                                              10,151             208,197
Encore Acquisition
  Co.                                    1           2,488              61,329
Energen Corp.                                        2,333              95,723
Energy Partners Ltd.                     1           2,918              40,560
ENSCO International Inc.                            11,239             305,364
Equitable Resources Inc.                             5,482             235,287
Evergreen Resources
  Inc.                                   1           3,586             116,581
Exploration Company
  of Delaware (The)                      1           4,951              30,201
Forest Oil Corp.                         1           4,568             130,508
Frontier Oil Corp.                                   6,888             118,611
FX Energy Inc.                           1           6,993              34,965
Giant Industries Inc.                    1           7,280              87,214
Grey Wolf Inc.                           1           9,565              35,773
Hanover Compressor
  Co.                                    1           5,769              64,324
Helmerich & Payne Inc.                               3,892             108,704
Holly Corp.                                          5,137             141,268
Houston Exploration
  Co.                                    1           2,383              87,027
Hugoton Royalty Trust                                3,749              82,028
Key Energy Services
  Inc.                                   1           9,229              95,151
Magnum Hunter
  Resources Inc.                         1           4,995              47,502
MarkWest
  Hydrocarbon Inc.                       1           1,956              22,064
McMoRan Exploration
  Co.                                    1           2,119              39,731
Meridian Resource
  Corp. (The)                            1           5,900              35,046
Mission Resources
  Corp.                                  1           1,833               4,143
Murphy Oil Corp.                                     8,571             559,772
National-Oilwell Inc.                    1           6,498             145,295

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

---------------------------------------------------------------------------
Security                                         Shares               Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
New Jersey Resources
  Corp.                                           2,242        $     86,339
Newfield Exploration
  Co.                                 1           4,509             200,831
Noble Energy Inc.                                 4,713             209,399
Northwest Natural Gas Co.                         2,010              61,808
Nuevo Energy Co.                      1           1,882              45,488
Parker Drilling Co.                   1           6,495              16,562
Patina Oil & Gas Corp.                            2,413             118,213
Penn Virginia Corp.                               1,500              83,475
Petroleum
  Development Corp.                   1           2,500              59,250
Piedmont Natural Gas Co.                          2,538             110,301
Pioneer Natural
  Resources Co.                       1           9,128             291,457
Plains Exploration &
  Production Co.                      1           4,745              73,026
Plains Resource Inc.                  1           6,378             102,367
Pogo Producing Co.                                4,994             241,210
Premcor Inc.                          1           7,185             186,810
Pride International
  Inc.                                1           9,745             181,647
Prima Energy Corp.                    1           1,030              36,215
Prolong International
  Corp.                               1          69,432              27,078
Quicksilver Resources
  Inc.                                1           2,232              72,094
Remington Oil & Gas
  Corp.                               1           2,255              44,401
SEACOR SMIT Inc.                      1           1,519              63,844
SEMCO Energy Inc.                                 1,700               8,330
South Jersey Industries
  Inc.                                            2,014              81,567
Southern Union Co.                    1           5,363              98,679
Southwest Gas Corp.                               2,031              45,596
Spinnaker Exploration
  Co.                                 1           2,850              91,970
St. Mary Land &
  Exploration Co.                                 2,333              66,491
Stone Energy Corp.                    1           2,417             102,602
Superior Energy
  Services Inc.                       1           5,800              54,520
Swift Energy Co.                      1           2,284              38,485
Tesoro Petroleum
  Corp.                               1           6,846              99,746
Tom Brown Inc.                        1           3,113             100,394
Ultra Petroleum Corp.                 1           5,685             139,965
Unit Corp.                            1           3,191              75,148
Valero Energy Corp.                              10,915             505,801
Vintage Petroleum Inc.                            4,709              56,649
WD-40 Co.                                         1,899              67,149
Western Gas Resources
  Inc.                                            4,048             191,268
Westport Resources
  Corp.                               1           5,694             170,023
W-H Energy Services
  Inc.                                1           2,755              44,631
Whiting Petroleum
  Corp.                               1           1,860              34,224
XTO Energy Inc.                                  14,101             399,058
                                                               ------------
                                                                  8,807,256
                                                               ------------
Oil & Gas Services--1.10%
CARBO Ceramics Inc.                               1,517              77,746
Cooper Cameron
  Corp.                               1           4,041             188,311

---------------------------------------------------------------------------

Security                                         Shares               Value
---------------------------------------------------------------------------
Dril-Quip Inc.                        1           1,977        $     32,225
FMC Technologies Inc.                 1           4,527             105,479
Global Industries Ltd.                1           5,078              26,152
GlobalSantaFe Corp.                              17,924             445,053
Grant Prideco Inc.                    1           8,391             109,251
Hydril                                1           2,000              47,860
Input/Output Inc.                     1           4,854              21,892
Lone Star
  Technologies Inc.                   1           2,413              38,560
Matrix Service Co.                    1             594              10,781
Mitcham Industries
  Inc.                                1           2,200               7,920
Newpark Resources
  Inc.                                1           6,968              33,377
Oceaneering
  International Inc.                  1           2,232              62,496
Oil States
  International Inc.                  1           4,053              56,499
Patterson-UTI Energy
  Inc.                                1           6,091             200,516
Smith International
  Inc.                                1           7,322             304,009
Tetra Technologies
  Inc.                                1           1,222              29,621
Tidewater Inc.                                    4,513             134,848
Universal
  Compression
  Holdings Inc.                       1           2,787              72,908
Varco International
  Inc.                                1           7,182             148,165
Veritas DGC Inc.                      1           2,501              26,210
Weatherford
  International Ltd.                  1          10,030             361,080
                                                               ------------
                                                                  2,540,959
                                                               ------------
Packaging & Containers--0.51%
AEP Industries Inc.                   1             745               7,256
Anchor Glass Container
  Corp.                                             329               5,264
Crown Holdings Inc.                   1          12,210             110,623
Greif Inc. Class A                                2,452              87,071
Longview Fibre Co.                                4,649              57,415
Owens-Illinois Inc.                   1          10,434             124,060
Packaging Corporation of
  America                                         8,090             176,847
Silgan Holdings Inc.                  1           2,054              87,480
Smurfit-Stone Container
  Corp.                                          18,075             335,653
Sonoco Products Co.                               7,543             185,709
                                                               ------------
                                                                  1,177,378
                                                               ------------
Pharmaceuticals--4.36%
aaiPharma Inc.                        1           2,598              65,262
Abgenix Inc.                          1           6,703              83,519
Able Laboratories Inc.                1           1,640              29,635
Adolor Corp.                          1           2,838              56,817
Advanced Medical
  Optics Inc.                         1           2,348              46,138
AdvancePCS                            1           7,009             369,094
Alfacell Corp.                        1           8,591              31,615
Align Technology Inc.                 1           4,716              77,908
Alkermes Inc.                         1           6,211              83,849
Allscripts Healthcare
  Solutions Inc.                      1           4,600              24,472
Alpharma Inc. Class A                             4,226              84,943
American
  Pharmaceutical
  Partners Inc.                       1           1,053              35,381

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Amylin
  Pharmaceuticals Inc.             1           6,987        $    155,251
Andrx Group                        1           5,500             132,220
Antigenics Inc.                    1           2,912              32,964
Aphton Corp.                       1           2,832              16,992
ArQule Inc.                        1           1,444               7,047
AtheroGenics Inc.                  1           2,970              44,402
AVANIR
  Pharmaceuticals
  Class A                          1           4,000               5,840
AVI BioPharma Inc.                 1           4,800              19,536
Barr Laboratories Inc.             1           5,109             393,138
Bentley
  Pharmaceuticals Inc.             1           1,004              13,353
Biopure Corp.                      1           3,708               8,825
Bone Care
  International Inc.               1           1,973              25,136
Boston Life Sciences
  Inc.                             1           7,244               8,983
Bradley
  Pharmaceuticals Inc.             1             950              24,159
Bruker BioSciences
  Corp.                            1           3,335              15,174
Celgene Corp.                      1           6,251             281,420
Cell Genesys Inc.                  1           3,182              41,175
Cell Therapeutics Inc.             1           2,680              23,316
CIMA Labs Inc.                     1           1,315              42,895
CollaGenex
  Pharmaceuticals Inc.             1           3,116              34,930
Columbia
  Laboratories Inc.                1           3,639              22,926
Connetics Corp.                    1           3,237              58,784
Corixa Corp.                       1           3,828              23,121
Cubist
  Pharmaceuticals Inc.             1           3,130              38,061
CV Therapeutics Inc.               1           2,848              41,752
Cypress Bioscience
  Inc.                             1           3,121              46,909
Cytrx Corp.                        1           8,400              15,624
D&K Healthcare Resources
  Inc.                                         2,276              30,863
Dendreon Corp.                     1           3,084              24,857
DENTSPLY International
  Inc.                                         5,900             266,503
Digene Corp.                       1           1,451              58,185
Discovery
  Laboratories Inc.                1           4,959              52,020
Durect Corp.                       1           3,800               9,804
Emisphere
  Technologies Inc.                1           1,544               8,461
Endo Pharmaceuticals
  Holdings Inc.                    1          10,071             193,967
Eon Labs Inc.                      1           3,313             168,797
Epix Medical Inc.                  1           1,921              31,274
Esperion Therapeutics
  Inc.                             1           2,840              98,292
First Horizon
  Pharmaceutical
  Corp.                            1           2,607              29,198
Genta Inc.                         1           5,382              56,027
Geron Corp.                        1           2,558              25,503
Gilead Sciences Inc.               1          15,461             898,903
Guilford
  Pharmaceuticals Inc.             1           1,220               8,272
Hemispherx
  Biopharma Inc.                   1           1,841               4,161

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Heska Corp.                        1           8,925        $     20,519
Hi-Tech Pharmacal Co.              1           1,151              27,049
Hollis-Eden
  Pharmaceuticals                  1           1,160              12,772
ILEX Oncology Inc.                 1           3,766              80,028
ImClone Systems Inc.               1           5,733             227,371
Immucor Inc.                       1             628              12,805
Immune Response
  Corp. (The)                      1           9,464              14,291
Immunogen Inc.                     1           2,500              12,625
Impax Laboratories
  Inc.                             1           4,332              62,337
Indevus
  Pharmaceuticals Inc.             1             909               5,354
InKine Pharmaceutical
  Co. Inc.                         1           8,956              43,257
Inspire
  Pharmaceuticals Inc.             1           2,739              38,784
InterMune Inc.                     1           3,000              69,480
Intuitive Surgical Inc.            1           3,220              55,030
Isis Pharmaceuticals
  Inc.                             1           3,408              22,152
IVAX Corp.                         1          14,909             356,027
Kos Pharmaceuticals
  Inc.                             1           2,013              86,640
KV Pharmaceuticals
  Co.                              1           4,311             109,931
Ligand
  Pharmaceuticals Inc.
  Class B                          1           5,226              76,770
Martek Biosciences
  Corp.                            1           2,123             137,931
Medarex Inc.                       1           5,635              35,106
Medicines Co. (The)                1           3,828             112,773
Medicis Pharmaceutical
  Corp. Class A                                2,160             154,008
MGI Pharma Inc.                    1           2,391              98,390
MIM Corp.                          1           2,191              15,403
Miravant Medical
  Technologies                     1           1,991               2,548
Mylan Laboratories Inc.                       20,429             516,037
Nabi
  Biopharmaceuticals               1           3,300              41,943
NaPro
  BioTherapeutics Inc.             1          10,443              20,573
Nastech
  Pharmaceutical Co.
  Inc.                             1           3,000              28,800
Natrol Inc.                        1           2,290               6,389
NBTY Inc.                          1           4,863             130,620
NeighborCare Inc.                  1           3,900              77,025
NEO Rx Corporation                 1           4,762              19,810
NeoPharm Inc.                      1           1,011              18,522
Neose Technologies
  Inc.                             1           1,409              12,963
Neurocrine
  Biosciences Inc.                 1           2,817             153,639
Noven
  Pharmaceuticals Inc.             1           2,700              41,067
NPS Pharmaceuticals
  Inc.                             1           3,238              99,536
Nu Skin Enterprises Inc.
  Class A                                      4,786              81,793
Nuvelo Inc.                        1           6,903              23,953
Omnicare Inc.                                  7,900             319,081
Onyx Pharmaceuticals
  Inc.                             1           2,231              62,981
OSI Pharmaceuticals
  Inc.                             1           3,182             102,492
Pain Therapeutics Inc.             1           1,900              13,205

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

---------------------------------------------------------------------------
Security                                         Shares               Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
PAREXEL International
  Corp.                               1             945        $     15,366
Penwest
  Pharmaceuticals Co.                 1           1,118              19,319
Peregrine
  Pharmaceuticals Inc.                1          16,810              37,150
Perrigo Co.                                       5,276              82,939
Pharmaceutical
  Resources Inc.                      1           2,491             162,289
Pharmacyclics Inc.                    1           3,401              25,167
Pharmos Corp.                         1          12,438              43,533
POZEN Inc.                            1           1,950              19,890
Praecis
  Pharmaceuticals Inc.                1           3,675              23,667
Priority Healthcare
  Corp. Class B                       1           3,376              81,395
Progenics
  Pharmaceuticals Inc.                1           1,056              19,916
Salix Pharmaceuticals
  Ltd.                                1           1,824              41,350
SciClone
  Pharmaceuticals Inc.                1           3,400              23,052
Sepracor Inc.                         1           6,541             156,526
Serologicals Corp.                    1           2,187              40,678
SICOR Inc.                            1           8,945             243,304
SIGA Technologies
  Inc.                                1           6,930              15,870
SuperGen Inc.                         1           2,677              29,447
Sybron Dental
  Specialties Inc.                    1           2,844              79,916
Tanox Inc.                            1           3,281              48,723
Titan Pharmaceuticals
  Inc.                                1           1,487               4,327
Tularik Inc.                          1           5,015              80,992
United Surgical
  Partners
  International Inc.                  1           2,127              71,212
United Therapeutics
  Inc.                                1           1,784              40,943
USANA Health
  Sciences Inc.                       1           1,186              36,292
Valeant Pharmaceuticals
  International                                   6,623             166,568
VaxGen Inc.                           1           2,050              16,236
Vertex
  Pharmaceuticals Inc.                1           6,511              66,608
Vicuron
  Pharmaceuticals Inc.                1           4,413              82,302
Vion Pharmaceuticals
  Inc.                                1           8,717              13,773
ViroPharma Inc.                       1           1,323               3,678
VIVUS Inc.                            1           2,800              10,612
Zonagen Inc.                          1           1,801               3,332
Zymogenetics Inc.                     1           4,132              64,046
                                                               ------------
                                                                 10,057,881
                                                               ------------
Pipelines--0.27%
Aquila Inc.                           1          13,013              44,114
Kaneb Services LLC                                2,003              63,836
National Fuel Gas Co.                             7,458             182,274
Questar Corp.                                     8,612             302,712
TransMontaigne Inc.                   1           5,958              38,429
                                                               ------------
                                                                    631,365
                                                               ------------

---------------------------------------------------------------------------

Security                                         Shares               Value
---------------------------------------------------------------------------
Real Estate--2.07%
Agree Realty Corp.                                  853        $     24,123
American Residential
  Investment Trust
  Inc.                                1           1,059               7,572
AMLI Residential
  Properties Trust                                3,088              82,758
Anthracite Capital Inc.                           2,200              24,354
Arizona Land Income Corp.
  Class A                                         2,100              10,500
Bedford Property Investors
  Inc.                                            3,013              86,262
Brandywine Realty Trust                           2,800              74,956
BRE Properties Inc. Class A                       3,543             118,336
BRT Realty Trust                                    711              20,512
California Coastal
  Communities Inc.                    1             535               5,832
CenterPoint Properties
  Corp.                                           1,492             111,751
Colonial Properties Trust                         2,108              83,477
Commercial Net Lease
  Realty Inc.                                     4,713              83,891
Cornerstone Realty Income
  Trust Inc.                                      4,949              43,353
Corrections Corp. of
  America                             1           3,800             109,554
Cousins Properties Inc.                           3,971             121,513
Developers Diversified
  Realty Corp.                                    6,562             220,286
EastGroup Properties Inc.                         3,076              99,601
Entertainment Properties
  Trust                                           1,498              51,996
Equity Inns Inc.                                  6,529              59,087
Equity One Inc.                                   3,781              63,823
First Industrial Realty Trust
  Inc.                                            2,697              91,024
Forest City Enterprises Inc.
  Class A                                         3,524             167,425
Glenborough Realty Trust
  Inc.                                            3,569              71,202
Glimcher Realty Trust                             2,660              59,531
Grubb & Ellis
  Company                             1           1,305               1,135
Healthcare Realty Trust Inc.                      3,253             116,295
HMG/Courtland
  Properties Inc.                     1           2,900              25,085
Home Properties Inc.                              2,140              86,435
Impac Mortgage Holdings
  Inc.                                            3,197              58,217
Innkeepers USA Trust                              4,029              33,723
Jones Lang LaSalle
  Inc.                                1           3,226              66,875
Kilroy Realty Corp.                               2,439              79,877
Lexington Corp. Properties
  Trust                                           2,500              50,475
LNR Property Corp.                                1,720              85,157
Macerich Co. (The)
                                                  4,435             197,358
Manufactured Home
  Communities Inc.                                2,140              80,571
Meristar Hospitality
  Corp.                               1           2,369              15,422
Mills Corp.                                       3,774             166,056
Monmouth Capital Corp.                            4,329              28,485
National Health Investors
  Inc.                                            4,195             104,372
Nationwide Health
  Properties Inc.                                 3,114              60,879
Novastar Financial Inc.
                                                  1,542              66,244
Pan Pacific Retail
  Properties Inc.                                 2,689             128,131

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

----------------------------------------------------------------------------------
Security                                                Shares               Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
PMC Commercial Trust-SBI                                 1,730        $     26,348
Prentiss Properties Trust                                3,211             105,931
Prime Group Realty
  Trust                                      1           4,457              27,945
PS Business Parks Inc.                                   2,646             109,174
Realty Income Corp.                                      2,612             104,480
Reckson Associates Realty
  Corp.                                                  3,399              82,596
Redwood Trust Inc.                                       2,017             102,564
Shurgard Storage Centers
  Inc. Class A                                           2,965             111,632
Sovran Self Storage Inc.                                 2,538              94,287
St. Joe Company (The)                                    6,135             228,774
Summit Properties Inc.                                   2,078              49,914
Sun Communities Inc.                                     1,913              74,033
Taubman Centers Inc.                                     4,167              85,840
Town & Country Trust
  (The)                                                  2,581              65,428
Trammell Crow Co.                            1           4,232              56,074
United Capital Corp.                                     1,380              28,594
W.P. Carey & Co. LLC                                     2,891              88,233
                                                                      ------------
                                                                         4,785,358
                                                                      ------------
Real Estate Investment Trusts--4.59%
Acadia Realty Trust                                      2,637              32,963
Alexander's Inc.                             1             723              90,129
Alexandria Real Estate
  Equities Inc.                                          2,805             162,410
AMB Property Corp.                                       6,626             217,863
American Financial Realty
  Trust                                                  5,669              96,656
American Home Mortgage
  Invesment Corp.                                        1,736              39,077
American Land Lease Inc.                                 3,657              72,957
American Mortgage
  Acceptance Corp.                                       3,684              60,049
Annaly Mortgage
  Management Inc.                                        5,378              98,955
Anworth Mortgage Asset
  Corp.                                                  1,411              19,655
Archstone-Smith Trust                                   14,948             418,245
Arden Realty Inc.                                        5,961             180,857
AvalonBay Communities
  Inc.                                                   6,232             297,890
Boston Properties Inc.                                   7,276             350,630
Camden Property Trust                                    3,234             143,266
Capital Alliance Income
  Trust Ltd.                                             1,598              29,563
Capital Automotive                                       3,233             103,456
Capstead Mortgage Corp.                                  4,800              80,544
CarrAmerica Realty Corp.                                 5,275             157,090
Catellus Development
  Corp.                                                  7,657             184,687
CBL & Associates
  Properties Inc.                                        2,548             143,962
Cedar Shopping
  Centers Inc.                               1           1,166              14,482
Chelsea Property Group
  Inc.                                                   3,722             204,003
Correctional Properties
  Trust                                                    645              18,576
Crescent Real Estate
  Equities Co.                                           7,801             133,631
Duke Realty Corp.                                       10,675             330,925
Essex Property Trust Inc.                                1,328              85,284

----------------------------------------------------------------------------------

Security                                                Shares               Value
----------------------------------------------------------------------------------
Federal Realty Investment
  Trust                                                  3,557        $    136,553
FelCor Lodging Trust
  Inc.                                       1           5,004              55,444
Friedman, Billings, Ramsey
  Group, Inc. Class A                                   12,160             280,653
Gables Residential Trust                                 2,606              90,532
General Growth Properties
  Inc.                                                  14,931             414,335
Getty Realty Corp.                                       3,495              91,394
Great Lakes REIT Inc.                                    3,419              53,678
Health Care Property
  Investors Inc.                                         5,315             270,002
Health Care REIT Inc.                                    3,619             130,284
Heritage Property
  Investment Trust Inc.                                  4,103             116,730
Highwoods Properties Inc.                                3,533              89,738
Hospitality Properties Trust                             5,087             209,991
Host Marriott Corp.                          1          22,297             274,699
HRPT Properties Trust                                    8,685              87,632
iStar Financial Inc.                                     8,279             322,053
Kimco Realty Corp.                                       8,058             360,596
Koger Equity Inc.                                        3,996              83,636
Kramont Realty Trust                                     3,227              58,409
La Quinta Corp.                              1          14,323              91,810
Liberty Property Trust                                   6,048             235,267
Mack-Cali Realty Corp.                                   4,569             190,162
Maguire Properties Inc.                                  1,652              40,144
MFA Mortgage
  Investments Inc.                                       2,524              24,609
Mid-America Apartment
  Communities Inc.                                       2,437              81,834
Mission West Properties
  Inc.                                                   2,835              36,713
Monmouth Real Estate
  Investment Corp. Class A                               2,656              23,081
New Plan Excel Realty
  Trust                                                  7,976             196,768
Newcastle Investment
  Corp.                                                  1,000              27,100
Parkway Properties Inc.                                  1,973              82,077
Pennsylvania Real Estate
  Investment Trust                                       2,283              82,873
Post Properties Inc.                                     3,692             103,081
Public Storage Inc.                                      9,495             411,988
RAIT Investment Trust                                    1,302              33,331
Regency Centers Corp.                                    4,617             183,987
Rouse Co. (The)                                          6,570             308,790
Senior Housing Properties
  Trust                                                  4,432              76,363
SL Green Realty Corp.                                    3,471             142,485
Thornburg Mortgage Inc.                                  3,641              99,035
Trizec Properties Inc.                                  10,656             164,102
U.S. Restaurant Properties
  Inc.                                                   2,957              50,387
United Dominion Realty
  Trust Inc.                                             9,080             174,336
Ventas Inc.                                              4,896             107,712
Vornado Realty Trust                                     8,571             469,262
Washington Real Estate
  Investment Trust                                       2,936              85,731
Weingarten Realty
  Investors                                              4,054             179,795
                                                                      ------------
                                                                        10,596,987
                                                                      ------------

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Retail--5.69%
Abercrombie & Fitch
  Co. Class A                      1           7,254        $    179,246
AC Moore Arts &
  Crafts Inc.                      1           1,753              33,763
Advance Auto Parts
  Inc.                             1           2,814             229,060
Aeropostale Inc.                   1           2,867              78,613
AG Services of
  America Inc.                     1           4,120              34,938
Amazon.com Inc.                    1          30,437           1,602,204
American Eagle
  Outfitters Inc.                  1           5,106              83,738
America's Car-Mart
  Inc.                             1             472              12,706
Angelo and Maxie's
  Inc.                             1           5,088               7,123
AnnTaylor Stores
  Corp.                            1           3,372             131,508
Asbury Automotive
  Group Inc.                       1           1,506              26,972
Back Yard Burgers Inc.             1           2,370              14,786
Barnes & Noble Inc.                1           5,221             171,510
Bebe Stores Inc.                   1           2,424              63,000
Big 5 Sporting Goods
  Corp.                            1           2,143              44,896
Big Dog Holdings Inc.              1           3,241              12,089
BJ's Wholesale Club
  Inc.                             1           5,087             116,798
Blair Corp.                                      865              21,054
Blockbuster Inc.                               2,500              44,875
Bluefly Inc.                       1           4,682              18,962
Bob Evans Farms Inc.                           2,664              86,473
Bombay Co. Inc. (The)              1           1,320              10,745
Borders Group Inc.                 1           5,956             130,556
Brinker International
  Inc.                             1           7,470             247,705
Brown Shoe Co. Inc.                            1,592              60,385
Buckle Inc. (The)                              1,782              39,471
Burlington Coat Factory
  Warehouse Corp.                              3,488              73,806
California Pizza
  Kitchen Inc.                     1           1,419              28,564
CarMax Inc.                        1           7,809             241,532
Casey's General Store Inc.                     3,044              53,757
Cash America International
  Inc.                                         4,822             102,130
Casual Male Retail
  Group Inc.                       1           1,163               8,071
Cato Corp. Class A                             2,013              41,267
CBRL Group Inc.                                3,580             136,971
Charlotte Russe
  Holding Inc.                     1           2,200              30,492
Charming Shoppes
  Inc.                             1           6,277              33,896
Chico's FAS Inc.                   1           6,539             241,616
Children's Place Retail
  Stores Inc. (The)                1           2,165              57,870
Christopher & Banks Corp.                      2,952              57,653
CKE Restaurant Inc.                1           1,560               9,968
Claire's Stores Inc.                           7,224             136,100
Coach Inc.                         1          14,140             533,785
Coldwater Creek Inc.               1           2,418              26,598
Cole National Corp.                1           2,758              55,160
Copart Inc.                        1           6,443             106,310
Cost Plus Inc.                     1           1,577              64,657

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
CSK Auto Corp.                     1           3,468        $     65,094
Dick's Sporting Goods
  Inc.                             1           1,072              52,164
Dollar Tree Stores Inc.            1           8,844             265,851
Dress Barn Inc.                    1           1,901              28,496
Drugstore.com Inc.                 1           7,600              41,876
Duane Reade Inc.                   1           2,400              40,608
Electronics Boutique
  Holdings Corp.                   1           1,945              44,521
Factory 2-U Stores
  Inc.                             1           1,223               1,677
FAO Inc.                           1           9,531               1,191
Finish Line Inc. (The)             1           1,324              39,680
Foot Locker Inc.                              10,978             257,434
Fred's Inc.                                    3,562             110,351
FreeMarkets Inc.                   1           3,271              21,883
FTD Inc. Class A                   1             828              20,402
Galyan's Trading Co.               1           1,595              19,204
GameStop Corp.                     1           2,221              34,226
Genesco Inc.                       1           1,634              24,722
Goody's Family Clothing
  Inc.                                         3,491              32,676
Group 1 Automotive
  Inc.                             1           1,650              59,714
Guitar Center Inc.                 1           1,598              52,063
Hancock Fabrics Inc.                             954              13,814
Haverty Furniture
  Companies Inc.                               2,222              44,129
Hibbet Sporting
  Goods Inc.                       1             701              20,890
Hot Topic Inc.                     1           3,256              95,922
IKON Office Solutions Inc.                    10,612             125,858
Jewett-Cameron
  Trading Co. Ltd.                 1           2,100              10,710
Jill (J.) Group Inc.
  (The)                            1           2,031              25,814
Jo-Ann Stores Inc.                 1           2,532              51,653
Joseph A. Bank
  Clothiers Inc.                   1             291              10,095
Kenneth Cole Productions
  Class A                                      1,672              49,157
Kirkland's Inc.                    1           1,666              29,422
Kmart Holding Corp.                1           6,626             158,693
Krispy Kreme
  Doughnuts Inc.                   1           4,684             171,434
Linens 'n Things Inc.              1           3,274              98,482
Lithia Motors Inc. Class A                     1,725              43,487
Lone Star Steakhouse &
  Saloon Inc.                                  2,249              52,132
Longs Drug Stores Corp.                        3,204              79,267
MarineMax Inc.                     1           1,389              26,988
Men's Wearhouse Inc.
  (The)                            1           3,167              79,207
Michaels Stores Inc.                           5,194             229,575
Mossimo Inc.                       1           3,891              16,809
Mothers Work Inc.                  1           1,200              29,280
Movie Gallery Inc.                 1           2,291              42,796
MSC Industrial Direct Co.
  Inc. Class A                                 2,821              77,578
Neiman-Marcus
  Group Inc. Class A               1           3,864             207,381
99 Cents Only Stores               1           5,565             151,535
Nyer Medical Group
  Inc.                             1           4,528              14,852
O'Charley's Inc.                   1           1,817              32,615
1-800 CONTACTS INC.                1           1,004              21,084
1-800-FLOWERS.COM
  Inc.                             1           1,494              16,524

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December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
O'Reilly Automotive
  Inc.                             1           4,171        $    160,000
Outback Steakhouse Inc.                        5,816             257,125
Overstock.com Inc.                 1           1,541              30,604
Pacific Sunwear of
  California Inc.                  1           5,424             114,555
Pantry Inc. (The)                  1           2,400              54,480
Payless ShoeSource
  Inc.                             1           4,799              64,307
PC Connection Inc.                 1           1,709              14,304
Pep Boys-Manny, Moe &
  Jack Inc.                                    3,898              89,147
PETCO Animal
  Supplies Inc.                    1           1,144              34,835
PETsMART Inc.                                 10,829             257,730
Pier 1 Imports Inc.                            6,662             145,631
Priceline.com Inc.                 1           2,835              50,747
Red Robin Gourmet
  Burgers                          1             985              29,983
Regis Corp.                                    3,308             130,732
Restoration Hardware
  Inc.                             1             629               2,988
Retail Ventures Inc.               1           2,744              13,034
Rite Aid Corp.                     1          36,931             223,063
Ross Stores Inc.                              11,876             313,883
Ruby Tuesday Inc.                              4,729             134,729
Ryan's Family Steak
  Houses Inc.                      1           5,636              85,329
Saks Inc.                          1          10,876             163,575
School Specialty Inc.              1           1,452              49,383
7-Eleven Inc.                      1           8,240             132,252
Sharper Image Corp.                1           1,297              42,347
ShopKo Stores Inc.                 1           3,700              56,425
Smart & Final Inc.                 1           3,830              38,606
Sonic Automotive Inc.                          3,298              75,590
Sports Authority Inc.
  (The)                            1           1,863              71,539
Sports Resorts
  International Inc.               1           7,958              41,143
Stage Stores Inc.                  1           1,988              55,465
Stamps.com Inc.                    1           4,200              26,040
Steak n Shake
  Company (The)                    1           2,389              42,644
Stein Mart Inc.                    1           2,429              20,015
Systemax Inc.                      1           2,716              18,089
Talbots Inc. (The)                             4,681             144,081
TBC Corp.                          1           1,128              29,114
Too Inc.                           1           2,905              49,036
Tractor Supply Co.                 1           3,000             116,670
Trans World
  Entertainment Corp.              1           3,864              27,512
Triarc Companies Inc.
  Class B                                      5,772              62,222
Tuesday Morning
  Corp.                            1           3,150              95,288
Tweeter Home
  Entertainment
  Group Inc.                       1           2,257              21,329
Ultimate Electronics
  Inc.                             1           1,010               7,706
United Auto Group Inc.                         3,263             102,132
Urban Outfitters Inc.              1           3,706             137,307
West Marine Inc.                   1           1,087              30,229
Wet Seal Inc. Class A              1           2,493              24,656
Whitehall Jewellers
  Inc.                             1           1,739              17,164

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Williams-Sonoma Inc.               1           8,952        $    311,261
Wilsons The Leather
  Experts Inc.                     1           1,638               5,717
Zale Corp.                         1           2,300             122,360
                                                            ------------
                                                              13,128,498
                                                            ------------
Semiconductors--2.30%
Aetrium Inc.                       1           1,228               3,831
Agere Systems Inc.
  Class A                          1          58,961             179,831
Agere Systems Inc.
  Class B                          1          65,300             189,370
Alliance
  Semiconductor
  Corp.                            1           2,230              15,855
AMIS Holdings Inc.                 1           1,700              31,076
Amkor Technology
  Inc.                             1          13,418             244,342
ANADIGICS Inc.                     1           1,914              11,407
Atmel Corp.                        1          34,267             205,945
August Technology
  Corp.                            1           1,377              25,543
Axcelis Technologies
  Inc.                             1           7,025              71,796
AXT Inc.                           1           1,892               5,884
Brillian Corp.                     1             361               3,050
Brooks Automation
  Inc.                             1           3,520              85,078
California Micro
  Devices Corp.                    1             579               5,286
CEVA Inc.                          1             597               6,209
ChipPAC Inc. Class A               1           5,939              45,077
Cirrus Logic Inc.                  1           5,738              44,010
Cohu Inc.                                      1,718              32,900
Conexant Systems
  Inc.                             1          17,835              88,640
Credence Systems
  Corp.                            1           5,038              66,300
Cree Inc.                          1           5,399              95,508
Cypress
  Semiconductor
  Corp.                            1           9,168             195,828
EMCORE Corp.                       1           2,438              11,483
Entegris Inc.                      1           6,390              82,112
FormFactor Inc.                    1           2,300              45,540
GlobespanVirata Inc.               1           8,988              52,849
Integrated Circuit
  Systems Inc.                     1           5,621             160,142
Integrated Device
  Technology Inc.                  1           8,022             137,738
Integrated Silicon
  Solution Inc.                    1           2,354              36,887
International Rectifier
  Corp.                            1           4,960             245,074
Intersil Corp. Class A                        10,620             263,907
IXYS Corp.                         1           2,659              24,862
Kopin Corp.                        1           4,862              32,624
Lam Research Corp.                 1          10,073             325,358
Lattice Semiconductor
  Corp.                            1           7,193              69,628
LTX Corp.                          1           3,969              59,654
MEMC Electronics
  Materials Inc.                   1          15,827             152,256
Microchip Technology Inc.                     15,659             522,384
Monolithic System
  Technology Inc.                  1           2,503              21,401
Mykrolis Corp.                     1           3,562              57,277
NPTest Holding Corp.               1             522               5,763
OmniVision
  Technologies Inc.                1           2,354             130,059

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
ON Semiconductor
  Corp.                            1          16,574        $    106,902
Pericom
  Semiconductor
  Corp.                            1           1,688              17,994
Pixelworks Inc.                    1           3,131              34,566
Rambus Inc.                        1           7,559             232,061
SigmaTel Inc.                      1           1,595              39,365
Silicon Laboratories
  Inc.                             1           3,887             167,996
Skyworks Solutions
  Inc.                             1          10,321              89,793
Tessera Technologies
  Inc.                             1           2,753              51,784
Transmeta Corp.                    1           9,451              32,133
TranSwitch Corp.                   1           4,966              11,422
Tripath Technology
  Inc.                             1           8,385              57,857
TriQuint
  Semiconductor Inc.               1           9,220              65,185
Varian Semiconductor
  Equipment
  Associates Inc.                  1           2,745             119,929
Veeco Instruments
  Inc.                             1           2,446              68,977
Virage Logic Corp.                 1           1,803              18,337
Vitesse
  Semiconductor
  Corp.                            1          14,904              87,486
White Electronic
  Designs Corp.                    1             771               6,785
                                                            ------------
                                                               5,298,336
                                                            ------------
Software--3.37%
Actuate Corp.                      1           4,168              12,962
Acxiom Corp.                       1           6,071             112,738
Akamai Technologies
  Inc.                             1          16,129             173,387
Alloy Inc.                         1           3,700              19,277
Altiris Inc.                       1           1,634              59,608
American
  Management
  Systems Inc.                     1           2,893              43,598
Apropos Technology
  Inc.                             1           1,800               6,264
Ariba Inc.                         1          15,700              47,100
Artemis International
  Solutions Corp.                  1           1,111               1,811
Ascential Software
  Corp.                            1           4,445             115,259
At Road Inc.                       1           3,740              49,742
Atari Inc.                         1           3,744              15,725
AuthentiDate Holding
  Corp.                            1           1,288              15,327
Avid Technology Inc.               1           2,221             106,608
Avistar
  Communications
  Corp.                            1           1,548               2,353
Axeda Systems Inc.                 1           2,600               3,536
BEA Systems Inc.                   1          30,414             374,092
Blue Martini Software
  Inc.                             1           3,271              16,028
Borland Software
  Corp.                            1           5,632              54,799
Cadence Design
  Systems Inc.                     1          20,464             367,943
Callidus Software Inc.             1              28                 495

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Captaris Inc.                      1           2,328        $     13,083
Centillium
  Communications
  Inc.                             1           2,917              16,423
Certegy Inc.                                   5,737             188,174
CheckFree Corp.                    1           6,120             169,218
ChoicePoint Inc.                   1           6,840             260,536
Chordiant Software
  Inc.                             1           9,297              50,669
CMGI Inc.                          1          20,155              35,876
CNET Networks Inc.                 1          10,036              68,446
Computer Horizons
  Corp.                            1           2,694              10,587
Concerto Software
  Inc.                             1           1,762              21,109
Concord
  Communications
  Inc.                             1           1,254              25,042
Corillian Corp.                    1           2,647              16,703
Corio Inc.                         1           3,664              10,039
Covad
  Communications
  Group Inc.                       1          25,185              90,666
Critical Path Inc.                 1           1,247               1,659
CSG Systems
  International Inc.               1           3,595              44,902
DataTRAK
  International Inc.               1           5,232              31,654
Datawatch Corp.                    1           3,500              19,254
Digi International Inc.            1           3,953              37,949
Digital Impact Inc.                1           3,503              10,089
DigitalThink Inc.                  1           2,890               8,121
Docent Inc.                        1             866               3,984
DoubleClick Inc.                   1           9,615              98,265
DSL.net Inc.                       1           3,700               2,220
EarthLink Inc.                     1          10,588             105,880
EasyLink Services
  Corp. Class A                    1             466                 694
ebix.com Inc.                      1           3,509              43,020
eFunds Corp.                       1           4,500              78,075
eGain
  Communications
  Corp.                            1           5,827              11,945
Embarcadero
  Technologies Inc.                1           2,505              39,955
eMerge Interactive
  Inc. Class A                     1           2,362               3,425
EPIQ Systems Inc.                  1             708              12,128
ePresence Inc.                     1           2,346               8,798
eResearch Technology
  Inc.                             1           2,742              69,702
eSpeed, Inc.                       1           2,355              55,131
F5 Networks Inc.                   1           2,400              60,240
FileNET Corp.                      1           2,730              73,928
FindWhat.com                       1           1,981              37,144
Geoworks Corp.                     1           1,820                 146
Global Payments Inc.                           2,737             128,967
GraphOn Corp.                      1           2,600                 520
HomeStore Inc.                     1          13,907              65,780
HyperFeed
  Technologies Inc.                1           3,227              19,814
Identix Inc.                       1           4,359              19,398
IMPAC Medical
  Systems Inc.                     1             590              15,080
Informatica Corp.                  1           6,343              65,333
Information Architects
  Corp.                            1             162                  11
InfoSpace Inc.                     1           2,469              56,910

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

--------------------------------------------------------------------------------
Security                                              Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
InteliData
  Technologies Corp.                       1           3,100        $      5,115
Interactive Intelligence
  Inc.                                     1           1,900               9,899
Interland Inc.                             1           1,411               9,214
Internet Capital Group
  Inc.                                     1           1,984                 684
Internet Pictures Corp.                    1           8,448              14,868
Inter-Tel Inc.                                         2,668              66,647
InterVideo Inc.                            1             403               4,735
Island Pacific Inc.                        1           3,111               5,724
iVillage Inc.                              1           7,014              25,110
JDA Software Group
  Inc.                                     1           2,321              38,320
Jupitermedia Corp.                         1           2,900              13,340
Kana Software Inc.                         1           1,753               5,908
Keane Inc.                                 1           4,547              66,568
Knot Inc. (The)                            1           3,448              13,792
Liquid Audio Inc.                                      2,300                 667
Loudeye Technologies
  Inc.                                     1          10,080              19,656
Macromedia Inc.                            1           4,487              80,048
Magma Design
  Automation Inc.                          1           2,702              63,065
Manhattan Associates
  Inc.                                     1           2,253              62,273
ManTech International
  Corp. Class A                            1           1,979              49,376
Manugistics Group
  Inc.                                     1           4,530              28,313
Mediware Information
  Systems Inc.                             1           1,349              21,530
Micromuse Inc.                             1           5,609              38,702
MicroStrategy Inc.
  Class A                                  1           1,009              52,952
MRO Software Inc.                          1             794              10,687
Navidec Inc.                               1           4,239               4,875
NaviSite Inc.                              1           5,582              36,679
NDCHealth Corp.                                        2,281              58,439
Neoforma Inc.                              1           1,525              16,226
Net2Phone Inc.                             1           2,300              15,640
Netegrity Inc.                             1           2,704              27,878
netGuru Inc.                               1           1,600               2,160
NetIQ Corp.                                1           4,614              61,136
Network Associates
  Inc.                                     1          12,238             184,060
NexPrise Inc.                              1           3,459               4,670
NIC Inc.                                   1           4,900              39,347
Niku Corp.                                 1           4,703              39,976
Omnicell Inc.                              1           1,567              25,385
Open Solutions Inc.                        1              36                 633
OpenTV Corp.                               1          14,821              49,650
Openwave Systems
  Inc.                                     1           4,648              51,128
Opsware Inc.                               1           5,240              38,776
Optika Inc.                                1          11,009              50,091
PalmSource Inc.                            1             979              21,332
PDF Solutions Inc.                         1           1,146              17,075
Pegasystems Inc.                           1           4,283              36,919
Per-Se Technologies
  Inc.                                     1           2,658              40,561
Pinnacle Systems Inc.                      1           4,356              37,157
Pinnacor Inc.                              1           3,770               8,784
Pixar Inc.                                 1           4,488             310,974
PLATO Learning Inc.                        1           3,651              38,518

--------------------------------------------------------------------------------

Security                                              Shares               Value
--------------------------------------------------------------------------------
Plumtree Software
  Inc.                                     1           4,929        $     23,166
Portal Software Inc.                       1           2,240              15,075
ProQuest Co.                               1           2,665              78,484
Pumatech Inc.                              1           3,452              13,739
Quality Systems Inc.                       1             284              12,664
RealNetworks Inc.                          1          11,688              66,738
Renaissance Learning
  Inc.                                     1           2,612              62,897
Reynolds & Reynolds Co.
  (The) Class A                                        5,367             155,911
Roxio Inc.                                 1           2,291              10,974
SAFLINK Corp.                              1           8,059              21,598
SCO Group Inc. (The)                       1           1,995              33,915
SeaChange
  International Inc.                       1           1,917              29,522
SeeBeyond
  Technology Corp.                         1           5,000              21,450
SERENA Software Inc.                       1           3,232              59,307
SPSS Inc.                                  1           1,333              23,834
Stellent Inc.                              1           2,184              21,491
SupportSoft Inc.                           1           2,863              37,648
Sybase Inc.                                1           7,108             146,283
SYNNEX Corp.                               1             208               2,862
Synplicity Inc.                            1           2,100              16,443
Take-Two Interactive
  Software Inc.                            1           3,165              91,184
TeleCommunication
  Systems Inc.                             1           2,400              11,856
TIBCO Software Inc.                        1          14,131              95,667
Total System Services Inc.                            14,983             466,421
TradeStation Group
  Inc.                                     1           3,381              29,956
Trident Microsystems
  Inc.                                     1           5,619              97,883
TriZetto Group Inc.
  (The)                                    1           3,100              19,995
Ulticom Inc.                               1           3,166              30,552
VA Software Corp.                          1           4,037              15,785
ValueClick Inc.                            1           8,117              73,702
Verint Systems Inc.                        1           2,025              45,684
Verticalnet Inc.                           1             540                 637
VIA NET.WORKS Inc.                         1           5,295               9,266
Vie Financial Group
  Inc.                                     1           3,000                  69
Viewlocity Inc.                            1             247                   3
Viewpoint Corp.                            1           2,281               1,711
Vignette Corp.                             1          14,744              33,469
VitalStream Holdings
  Inc.                                     1           2,000               1,320
VitalWorks Inc.                            1           3,692              16,319
Vitria Technology Inc.                     1           2,300              16,330
webMethods Inc.                            1           3,956              36,197
Websense Inc.                              1           1,890              55,264
Wind River Systems
  Inc.                                     1           5,501              48,189
Zix Corp.                                  1             535               4,649
                                                                    ------------
                                                                       7,786,715
                                                                    ------------
Telecommunication Equipment--0.75%
ADTRAN Inc.                                            5,942             184,202
Advanced Fibre
  Communications
  Inc.                                     1           6,421             129,383
Alliance Fiber Optic
  Products Inc.                            1           9,635              16,283
AltiGen
  Communications
  Inc.                                     1           8,219              28,684

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
American Tower Corp.
  Class A                          1          15,926        $    172,319
Arris Group Inc.                   1           4,674              33,840
Avanex Corp.                       1           9,240              46,108
Carrier Access Corp.               1           2,356              29,497
CommScope Inc.                     1           4,534              74,040
Copper Mountain
  Networks Inc.                    1             395               4,254
Corvis Corp.                       1          22,585              38,395
CoSine
  Communications
  Inc.                             1             876               6,465
Digital Lightwave Inc.             1           1,877               1,520
8X8 Inc.                           1           6,097              27,132
Endwave Corp.                      1           1,823              13,490
Glenayre
  Technologies Inc.                1           4,286              11,529
Harmonic Inc.                      1           4,053              29,384
Harris Corp.                                   5,379             204,133
I.D. Systems Inc.                  1           3,005              21,005
Integrated Telecom
  Express Inc.                     2           2,206                  --
Ixia                               1           3,491              40,845
KVH Industries Inc.                1             555              15,246
Loral Space &
  Communications
  Ltd.                             1           5,844               1,841
Network Engines Inc.               1           2,659              11,593
New Focus Inc.                     1           4,270              21,435
NMS
  Communications
  Corp.                            1           1,980              12,355
Novatel Wireless Inc.              1           4,517              27,057
NumereX Corp.
  Class A                          1           3,600              13,680
Oplink
  Communications
  Inc.                             1          10,617              25,375
Optical Cable Corp.                1             481               3,415
P-Com Inc.                         1             821                 119
Peco II Inc.                       1           1,314               1,511
Proxim Corp. Class A               1           4,338               7,244
RF Micro Devices Inc.              1          13,789             138,579
SBA Communications
  Corp.                            1           2,700              10,206
Sonus Networks Inc.                1          17,226             130,229
Stratex Networks Inc.              1           5,360              22,780
Sycamore Networks
  Inc.                             1          17,300              90,652
Terayon
  Communication
  Systems Inc.                     1           5,168              23,256
Tollgrade
  Communications
  Inc.                             1           1,202              21,071
Viasat Inc.                        1           2,245              42,969
WJ Communications
  Inc.                             1           1,539               7,878
                                                            ------------
                                                               1,740,999
                                                            ------------
Telecommunications--3.05%
Acceris
  Communications
  Inc.                             1             142                 310
Adaptec Inc.                       1           6,355              56,115
Aether Systems Inc.                1           2,500              11,875

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
AirGate PCS Inc.                   1          10,081        $     24,799
Airnet
  Communications
  Corp.                            1           2,639               2,243
Alamosa Holdings Inc.              1          16,317              65,431
Alaska
  Communications
  Systems Group Inc.               1           5,700              27,018
American Access
  Technologies Inc.                1           2,800               3,752
Anaren Inc.                        1           1,626              22,959
Anixter International
  Inc.                             1           3,047              78,856
Applied Digital
  Solutions Inc.                   1           3,900               1,837
Applied Innovation
  Inc.                             1           1,000               6,730
Applied Signal Technology
  Inc.                                         2,475              56,950
Aspect
  Communications
  Corp.                            1           3,988              62,851
Audiovox Corp.
  Class A                          1           2,436              31,278
Avocent Corp.                      1           3,631             132,604
Catapult
  Communications
  Corp.                            1           1,500              21,750
C-COR.net Corp.                    1           2,770              30,830
Celeritek Inc.                     1           1,200               8,904
Cellular Technical
  Services Co. Inc.                1           1,000                 720
Centennial
  Communications
  Corp.                            1           6,072              31,939
Charter
  Communications
  Inc. Class A                     1          20,150              81,003
Choice One
  Communications Inc.                          3,557               2,561
Commonwealth
  Telephone
  Enterprises Inc.                 1           1,753              66,176
Comtech
  Telecommunications
  Corp.                            1           1,800              51,966
Cox Communications
  Inc. Class A                     1          44,880           1,546,116
Crown Castle
  International Corp.              1          16,541             182,447
CT Communications Inc.                           429               5,792
D&E Communications Inc.                        3,424              49,682
deltathree Inc.                    1           4,509              13,166
Ditech
  Communications
  Corp.                            1           2,720              51,952
Dobson
  Communications
  Corp. Class A                    1           7,693              50,543
EchoStar
  Communications
  Corp.                            1          18,620             633,080
EMS Technologies
  Inc.                             1           1,920              39,437
Emulex Corp.                       1           6,326             168,778
Finisar Corp.                      1          13,711              42,915
General
  Communication Inc.
  Class A                          1           5,033              43,787
GoAmerica Inc.                     1           3,846               1,423

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Hickory Tech Corp.                             1,303        $     14,919
High Speed Access Corp.                        8,400                 168
Hungarian Telephone
  and Cable Corp.                  1           1,424              14,041
IDT Corp.                          1           3,957              87,648
Inet Technologies Inc.             1           3,100              37,200
Infonet Services Corp.
  Class B                          1          19,395              32,972
InterDigital
  Communications
  Corp.                            1           5,606             115,708
InterVoice-Brite Inc.              1           2,790              33,117
Intrado Inc.                       1           1,978              43,417
Itron Inc.                         1           1,705              31,304
LCC International Inc.
  Class A                          1           2,000              10,724
Leap Wireless
  International Inc.               1           3,255                 107
Level 3
  Communications
  Inc.                             1          49,663             283,079
Lightbridge Inc.                   1           2,576              23,442
LightPath
  Technologies Inc.
  Class A                          1           3,053               8,518
MarketWatch.com Inc.               1           2,525              21,738
MasTec Inc.                        1           3,893              57,655
McLeodUSA Inc.
  Class A                          1          12,710              18,815
Metro One
  Telecommunications
  Inc.                             1           1,915               4,979
MRV Communications
  Inc.                             1           9,135              34,348
NETGEAR Inc.                       1           2,307              36,889
Newport Corp.                      1           2,850              47,111
Nextel Partners Inc.
  Class A                          1          13,689             184,117
NTL Inc.                           1           6,668             465,093
Pac-West Telecomm
  Inc.                             1          11,125              21,360
PanAmSat Corp.                     1          10,691             230,498
Plantronics Inc.                   1           3,481             113,655
Powerwave
  Technologies Inc.                1           4,128              31,579
Price Communications
  Corp.                            1           3,564              48,934
Primus
  Telecommunications
  Group Inc.                       1           5,312              54,076
PTEK Holdings Inc.                 1           4,348              38,306
RCN Corp.                          1          14,612               9,936
Rural Cellular Corp.
  Class A                          1           2,531              20,121
Savvis
  Communications
  Corp.                            1           6,224               9,305
Sirius Satellite Radio
  Inc.                             1          70,189             221,797
Somera
  Communications
  Inc.                             1           5,500               8,800
Sorrento Networks
  Corp.                            1           1,494               4,422
SpectraLink Corp.                              2,266              43,439
Standard
  Microsystems Corp.               1           1,246              31,524

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Superior Telecom Inc.              1           4,027        $         40
TALX Corp.                                       725              16,697
Tekelec                            1           4,422              68,762
Time Warner Telecom
  Inc. Class A                     1           3,857              39,071
Triton PCS Holdings
  Inc. Class A                     1           3,700              20,646
Tut Systems Inc.                   1           2,700              17,334
UbiquiTel Inc.                     1           8,157              21,934
United Online Inc.                 1           4,515              75,807
United States Cellular
  Corp.                            1           6,754             239,767
UTStarcom Inc.                     1           1,311              48,599
WebEx
  Communications
  Inc.                             1           3,000              60,300
Westell Technologies
  Inc. Class A                     1           3,642              22,981
Western Wireless
  Corp. Class A                    1           5,701             104,670
WorldGate
  Communications
  Inc.                             1           2,600               2,808
XETA Technologies
  Inc.                             1           3,893              23,553
YDI Wireless Inc.                  1           4,394              23,947
Zhone Technologies
  Inc.                             1           4,023              19,874
Zoom Telephonics Inc.              1           4,451              16,424
Z-Tel Technologies
  Inc.                             1          11,359              22,945
                                                            ------------
                                                               7,051,595
                                                            ------------
Telephone--0.20%
Cincinnati Bell Inc.               1          16,442              83,032
Covista
  Communications
  Inc.                             1           1,984               5,246
SureWest Communications                          368              14,875
TALK America
  Holdings Inc.                    1           2,796              32,210
Telephone & Data Systems
  Inc.                                         5,036             315,002
                                                            ------------
                                                                 450,365
                                                            ------------
Textiles--0.48%
Angelica Corp.                                   502              11,044
Columbia Sportswear
  Co.                              1           3,255             177,398
Culp Inc.                          1           1,776              19,358
Dan River Inc. Class A             1           5,319               3,936
G&K Services Inc. Class A                      2,016              74,088
Guess ? Inc.                       1           3,549              42,836
Hallwood Group Inc.                1           2,000              39,340
Innovo Group Inc.                  1           5,126              16,301
Kellwood Co.                                   2,341              95,981
Mohawk Industries
  Inc.                             1           5,122             361,306
Polo Ralph Lauren Corp.                        3,871             111,485
Quaker Fabric Corp.                            5,100              48,450
Sport-Haley Inc.                   1           2,085               9,485
Steven Madden Ltd.                 1             362               7,385
Tag-It Pacific Inc.                1           2,669              11,984
Tarrant Apparel Group              1           2,213               7,945
Wolverine World Wide Inc.                      3,059              62,342
                                                            ------------
                                                               1,100,664
                                                            ------------

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Tobacco--0.06%
Universal Corp.                                1,985        $     87,677
Vector Group Ltd.                              3,050              49,776
                                                            ------------
                                                                 137,453
                                                            ------------
Toys/Games/Hobbies--0.18%
Action Performance
  Companies Inc.                               1,445              28,322
Boyds Collection Ltd.
  (The)                            1           5,400              22,950
Fotoball USA Inc.                  1           2,400              10,320
Jakks Pacific Inc.                 1           1,627              21,411
LeapFrog Enterprises
  Inc.                             1           2,237              59,348
Marvel Enterprises
  Inc.                             1           5,462             158,999
Media Arts Group Inc.              1           2,281               8,987
Multimedia Games
  Inc.                             1           1,202              49,402
RC2 Corp.                          1             712              14,774
Topps Co. (The)                                4,511              46,283
                                                            ------------
                                                                 420,796
                                                            ------------
Transportation--1.18%
Air T Inc.                         1           1,726               8,889
Airnet Systems Inc.                1           5,219              19,676
Alexander & Baldwin Inc.                       2,740              92,311
Allied Holdings Inc.               1             490               2,337
Arctic Cat Inc.                                  579              14,301
Arkansas Best Corp.                            1,708              53,614
Boyd Brothers
  Transportation Inc.                          2,733              16,808
CH Robinson Worldwide
  Inc.                                         6,850             259,684
CNF Inc.                                       4,014             136,075
Dollar Thrifty Automotive
  Group Inc.                       1           1,965              50,972
EGL Inc.                           1           3,571              62,707
Expeditors International
  Washington Inc.                              8,037             302,673
Florida East Coast
  Industries Inc.                              3,985             131,904
Forward Air Corp.                  1           1,627              44,743
General Maritime
  Corp.                            1           5,594              98,454
Genesee & Wyoming
  Inc. Class A                     1           1,097              34,556
GulfMark Offshore
  Inc.                             1           2,000              28,000
Heartland Express Inc.                         4,221             102,106
Hunt (J.B.) Transport
  Services Inc.                    1           5,813             157,009
Kansas City Southern
  Industries Inc.                  1           4,358              62,407
Kirby Corp.                        1           2,084              72,690
Landstar System Inc.               1           2,256              85,818
Maritrans Inc.                                   999              16,693
Offshore Logistics Inc.            1           1,568              38,447
Old Dominion Freight
  Line Inc.                        1           1,586              54,051
OMI Corp.                          1           7,649              68,306
Overnite Corp.                     1             533              12,126
Overseas Shipholding
  Group Inc.                                   2,524              85,942
P.A.M. Transportation
  Services Inc.                    1             677              14,440

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Pacer International
  Inc.                             1           2,595        $     52,471
Petroleum Helicopters
  NV                               1           1,441              38,907
Quality Distribution
  Inc.                             1             187               3,656
RailAmerica Inc.                   1           2,082              24,568
SCS Transportation
  Inc.                             1             724              12,728
SIRVA Inc.                         1           1,034              20,204
Swift Transportation
  Co. Inc.                         1           6,095             128,117
USF Corp.                                      1,900              64,961
Velocity Express Corp.             1             200                 118
Werner Enterprises Inc.                        5,429             105,811
Yellow Roadway Corp.               1           3,838             138,820
                                                            ------------
                                                               2,718,100
                                                            ------------
Trucking & Leasing--0.07%
AMERCO                             1           1,611              34,637
GATX Corp.                                     3,952             110,577
Willis Lease Finance
  Corp.                            1           2,468              18,140
                                                            ------------
                                                                 163,354
                                                            ------------
Water--0.10%
American States Water Co.                        615              15,375
California Water Service
  Group                                        1,930              52,882
Connecticut Water Service
  Inc.                                         1,000              27,650
Philadelphia Suburban
  Corp.                                        5,423             119,848
SJW Corp.                                        274              24,455
                                                            ------------
                                                                 240,210
                                                            ------------
TOTAL COMMON STOCKS
 (Cost: $223,407,962)                                        226,654,714
                                                            ------------

------------------------------------------------------------------------
PREFERRED STOCKS--0.00%
------------------------------------------------------------------------
Media--0.00%
News Corp. Ltd. ADR                                1                  22
                                                            ------------
                                                                      22
                                                            ------------
TOTAL PREFERRED STOCKS
 (Cost: $21)                                                          22
                                                            ------------

------------------------------------------------------------------------
SHORT TERM INVESTMENTS--13.54%
------------------------------------------------------------------------
Money Market Funds--8.23%
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares           3 5      15,223,203          15,223,203
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares           3 5       3,027,039           3,027,039
BlackRock Temp Cash
  Money Market Fund                3         108,535             108,535

December 31, 2003
--------------------------------------------------------------------------------
Extended Index
Master Portfolio

--------------------------------------------------------------------------
                                                 Shares or
Security                                         Principal           Value
--------------------------------------------------------------------------
SHORT TERM INVESTMENTS--(Continued)
--------------------------------------------------------------------------
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                                   3    654,021    $    654,021
                                                              ------------
                                                                19,012,798
                                                              ------------
Floating Rate Notes--2.32%
Beta Finance Inc.
  1.11%, 05/20/04                           3 4   $137,593         137,585
  1.12%, 09/15/04                           3 4    275,185         275,166
  1.13%, 10/12/04                           3 4    137,593         137,582
  1.20%, 08/23/04                           3 4    137,593         137,668
CC USA Inc.
  1.06%, 05/24/04                           3 4    275,185         275,175
  1.11%, 04/19/04                           3 4    121,082         121,080
  1.16%, 07/15/04                           3 4    137,593         137,619
Dorada Finance Inc.
  1.11%, 05/20/04                           3 4    275,185         275,170
  1.24%, 08/09/04                             3     68,796          68,790
Five Finance Inc.
  1.13%, 04/15/04                           3 4    137,593         137,593
HBOS Treasury Services PLC
  1.16%, 01/24/05                             3    275,185         275,185
Holmes Financing PLC
  1.12%, 04/15/04                             3     55,037          55,037
K2 USA LLC
  1.10%, 09/27/04                           3 4    297,200         297,167
  1.12%, 08/16/04                           3 4     68,796          68,790
  1.13%, 05/17/04                             3    137,593         137,590
  1.14%, 04/13/04                             3    137,593         137,591
Links Finance LLC
  1.10%, 06/28/04                             3    137,593         137,579
  1.10%, 07/20/04                             3    110,074         110,062
  1.11%, 03/29/04                             3    137,593         137,593
  1.14%, 05/04/04                             3    137,593         137,590
Nationwide Building Society
  1.14%, 07/23/04                           3 4    206,389         206,389
  1.17%, 12/28/04                           3 4    275,185         275,185
Permanent Financing PLC
  1.13%, 12/10/04                             3    137,593         137,593
Sigma Finance Inc.
  1.09%, 10/07/04                             3    275,185         275,143
  1.10%, 07/20/04                             3    137,593         137,578
  1.13%, 07/01/04                             3    137,593         137,576
  1.24%, 08/06/04                             3     68,796          68,792
Tango Finance Corp.
  1.09%, 07/15/04                           3 4     82,556          82,541
  1.10%, 07/06/04                           3 4     82,556          82,551
WhistleJacket Capital LLC
  1.12%, 09/15/04                           3 4    137,593         137,573
White Pine Finance LLC
  1.10%, 08/26/04                           3 4    137,593         137,579
  1.12%, 04/20/04                           3 4    137,593         137,593
  1.12%, 11/15/04                           3 4    165,111         165,111
  1.13%, 07/06/04                           3 4    165,111         165,103
                                                              ------------
                                                                 5,343,919
                                                              ------------

--------------------------------------------------------------------------

Security                                         Principal           Value
--------------------------------------------------------------------------
Time Deposits--0.86%
Abbey National Treasury Services PLC
  1.40%, 10/25/04                             3   $275,185    $    275,152
Bank of New York
  1.39%, 11/01/04                             3    275,185         275,162
Bank of Nova Scotia
  1.24%, 10/07/04                             3    206,389         206,373
  1.42%, 10/29/04                             3    206,389         206,402
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                             3    206,389         206,365
  1.40%, 10/29/04                             3    275,185         275,180
SunTrust Bank
  0.81%, 01/02/04                             3    343,982         343,982
Toronto-Dominion Bank
  1.41%, 11/01/04                             3    206,389         206,372
                                                              ------------
                                                                 1,994,988
                                                              ------------
Repurchase Agreements--0.84%
Goldman, Sachs & Co.
  1.02%, 01/02/04                             3    825,556         825,556
Merrill Lynch
  0.98%, 01/02/04                             3    275,185         275,185
  0.98%, 01/02/04                             3    275,185         275,185
  1.00%, 01/02/04                             3    550,371         550,371
                                                              ------------
                                                                 1,926,297
                                                              ------------
Commercial Paper--0.83%
Alpine Securitization Corp.
  1.09%, 01/07/04                             3    137,593         137,572
  1.09%, 01/09/04                             3    137,593         137,563
  1.10%, 01/20/04                             3    137,593         137,517
Amsterdam Funding Corp.
  1.09%, 01/07/04                             3    137,593         137,572
  1.09%, 01/20/04                             3    137,593         137,518
Barton Capital Corp.
  1.09%, 01/13/04                             3     82,556          82,528
Edison Asset Securitization
  1.09%, 01/23/04                             3    137,593         137,505
Falcon Asset Securitization
  1.09%, 01/16/04                             3    275,185         275,069
Jupiter Securitization Corp.
  1.09%, 01/14/04                             3    302,704         302,594
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                             3    247,667         247,592
Receivables Capital Corp.
  1.02%, 01/06/04                             3    173,287         173,267
                                                              ------------
                                                                 1,906,297
                                                              ------------
U.S. Government Agency Notes--0.29%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                             3    206,389         205,525
  1.28%, 08/19/04                             3    110,074         109,174
Federal National Mortgage Association
  1.28%, 08/20/04                             3    357,741         354,803
                                                              ------------
                                                                   669,502
                                                              ------------
U.S. Treasury Obligations--0.17%
U.S. Treasury Bill
  0.89%, 6 03/25/04                           7    400,000         399,178
                                                              ------------
                                                                   399,178
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost: $31,252,979)                                            31,252,979
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES--111.69%
 (Cost $254,660,962)                                           257,907,715
Other Assets, Less Liabilities--(11.69%)                       (26,990,310)
                                                              ------------
NET ASSETS--100.00%                                           $230,917,405
                                                              ============

December 31, 2003

--------------------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:
1 Non-income earning securities.
2 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
3 All or a portion of this security represents investments of securities lending collateral.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5 Issuer is an affiliate of the Master Portfolio's investment advisor.
  See Note 2.
6 Yield to maturity.
7 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.



The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2003

--------------------------------------------------------------------------------
International Index
Master Portfolio

--------------------------------------------------------------------------
Security                                        Shares               Value
--------------------------------------------------------------------------
COMMON STOCKS--97.20%
--------------------------------------------------------------------------
Australia--4.70%
Alumina Ltd.                                    21,497        $    106,414
Amcor Ltd.                                      17,818             110,890
AMP Ltd.                                        36,771             138,803
Ansell Ltd.                                      2,140              10,400
Aristocrat Leisure Ltd.                          5,470               7,089
Australia and New Zealand
  Banking Group Ltd.                            35,326             470,578
Australian Gas & Light Co.
  Ltd.                                           9,264              78,385
Australian Stock Exchange
  Ltd.                                           2,081              26,780
BHP Billiton Ltd.                               74,495             684,203
BHP Steel                                       17,402              73,425
Boral Ltd.                                      13,681              52,364
Brambles Industries Ltd.                        19,164              76,239
Centro Properties Group                          9,475              28,413
Coca-Cola Amatil Ltd.                           10,696              50,207
Cochlear Ltd.                                    1,112              17,980
Coles Myer Ltd.                                 20,634             117,533
Commonwealth Bank of
  Australia                                     24,901             552,531
Commonwealth Property
  Office Fund                                   45,611              39,520
Computershare Ltd.                              10,951              27,311
CSL Ltd.                                         3,891              52,330
CSR Ltd.                                        26,624              37,111
Deutsche Office Trust                           15,760              13,062
Foster's Group Ltd.                             42,718             144,836
Futuris Corp. Ltd.                              11,218              12,594
Gandel Retail Trust                             43,170              43,585
General Property Trust                          37,162              83,719
Harvey Normand Holdings
  Ltd.                                          11,113              24,952
Iluka Resources Ltd.                             3,772              12,874
Insurance Australia Group
  Ltd.                                          31,863             102,030
Investa Property Group                          14,178              20,938
James Hardie Industries NV                       8,913              46,203
John Fairfax Holdings Ltd.                      21,256              56,374
Leighton Holdings Ltd.                           2,810              25,004
Lend Lease Corp. Ltd.                            7,998              60,562
Macquarie Bank Ltd.                              4,023             107,787
Macquarie Goodman
  Industrial Trust                              25,989              33,093
Macquarie Infrastructure
  Group                                         36,024              92,284
Mayne Group Ltd.                                16,256              39,929
Mirvac Group                                    18,073              58,826
National Australia Bank Ltd.                    30,185             681,149
Newcrest Mining Ltd.                             6,611              64,505
News Corp. Ltd.                                 29,184             263,644
OneSteel Ltd.                                    6,154               9,366
Orica Ltd.                                       6,261              65,854
Origin Energy Ltd.                              15,770              56,439
PaperlinX Ltd.                                   5,713              21,436
Patrick Corp. Ltd.                               4,298              47,377
Publishing & Broadcasting
  Ltd.                                           2,271              21,423
QBE Insurance Group Ltd.                        12,926             103,234
Rinker Group Ltd.                               18,591              91,748
Rio Tinto Ltd.                                   6,403             179,465
Santos Ltd.                                     13,224              68,450
Sonic Healthcare Ltd.                            4,437              23,401
Southcorp Ltd.                                  14,085              28,653

--------------------------------------------------------------------------

Security                                        Shares               Value
--------------------------------------------------------------------------
Stockland Trust Group                           25,632        $    100,811
Suncorp-Metway Ltd.                             10,501              98,029
TAB Ltd.                                         4,098              14,265
TABCORP Holdings Ltd.                            8,923              75,500
Telstra Corp. Ltd.                              42,058             152,739
Toll Holdings Ltd.                               4,569              28,401
Transurban Group                                 9,783              32,875
Wesfarmers Ltd.                                  7,530             150,290
Westfield Holdings Ltd.                          8,184              86,142
Westfield Trust                                 38,070             102,114
Westpac Banking Corp.                           35,316             425,475
WMC Resources Ltd.                 1            22,095              93,725
Woodside Petroleum Ltd.                          9,616             107,229
Woolworths Ltd.                                 19,791             175,956
                                                              ------------
                                                                 7,106,853
                                                              ------------
Austria--0.21%
Bank Austria
  Creditanstalt                    1               936              47,815
Boehler-Uddeholm AG                                200              13,507
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                    546              67,472
Immofinanz Immobillien
  Anlagen AG                       1             6,234              49,539
Oesterreichische
  Elektrizitaetswirtschafts
  AG Class A                                       100              11,680
OMV AG                                             317              47,214
RHI AG                             1               771              14,685
Telekom Austria AG                 1             3,536              43,709
Voest-Alpine AG                                    306              12,467
Wienberger AG                                      465              12,423
                                                              ------------
                                                                   320,511
                                                              ------------
Belgium--1.02%
AGFA Gevaert NV                                  2,173              61,945
Barco NV                                           126              11,046
Bekaert NV                                         300              19,109
Colruyt NV                                         499              48,087
Delhaize-Le Lion SA                              1,493              76,797
Dexia Group                                     12,813             220,769
Electrabel SA                                      636             199,913
Fortis                                          21,085             423,933
Groupe Bruxelles Lambert
  SA                                             1,316              74,149
Interbrew SA                                     2,860              76,334
KBC
  Bankverzekeringsholding
  NV                                             1,945              90,822
Mobistar SA                        1               376              21,105
Omega Pharma SA                                    394              12,524
SA D'Ieteren NV                                     52              10,665
Solvay SA                                        1,243             107,790
UCB SA                                           1,872              70,578
Umicore Mines SA                                   302              21,199
                                                              ------------
                                                                 1,546,765
                                                              ------------
Denmark--0.74%
AP Moller - Maersk A/S                              22             158,763
Bang & Olufsen A/S Class B                         387              16,193
Carlsberg A/S Class B                              262              12,072
Coloplast A/S                                      328              28,060
Danisco A/S                                      1,312              58,342
Danske Bank A/S                                  9,762             229,037
DSV, DE Sammenslut Vogn                            332              14,679
East Asiatic Co. Ltd. A/S
  EAC (The)                                        306              13,374
GN Store Nord A/S                  1             5,225              33,900

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Group 4 Falck A/S                              1,677        $     34,374
H. Lundbeck A/S                                1,392              23,109
ISS A/S                                          967              47,669
Kobenhavns Lufthavne A/S                          92              10,785
Novo Nordisk A/S Class B                       5,152             209,897
Novozymes A/S Class B                          1,367              49,904
TDC A/S                                        2,457              88,655
Topdanmark A/S                     1             713              38,167
Vestas Wind Systems A/S                        2,219              36,086
William Demant Holding             1             376              12,707
                                                            ------------
                                                               1,115,773
                                                            ------------
Finland--1.62%
Amer Group Ltd.                                  245              10,615
Elisa OYJ Class A                  1           2,660              35,565
Fortum OYJ                                     7,132              73,587
KCI Konecranes OYJ                               344              11,976
Kesko OYJ Class B                                715              12,518
Kone Corp. Class B                               799              45,856
Metso Corp.                                    2,033              24,823
Nokia OYJ                                     95,652           1,654,120
Nokian Renkaat OYJ                               139              10,502
Orion-Yhtyma OYJ Class B                         700              15,028
Outokumpu OYJ                                  2,093              28,433
Rautaruukki OYJ                    1           1,370              10,092
Sampo OYJ Class A                              6,198              64,106
Stora Enso OYJ Class R                        11,985             161,453
TietoEnator OYJ                                1,571              43,000
UPM-Kymmene OYJ                               10,624             202,617
Uponor OYJ                                     1,149              36,232
Wartsila OYJ Class B                             526              10,085
                                                            ------------
                                                               2,450,608
                                                            ------------
France--9.52%
Accor SA                                       3,971             179,817
Air France                                     1,303              19,969
Alcatel SA                         1          24,556             316,242
Alstom                             1           8,311              13,104
Alstom Warrants
  (Expires 01/09/04)               1           8,311                 314
Atos Origin SA                     1             578              36,963
Autoroutes du Sud de la
  France SA                                    1,477              49,556
Aventis SA                                    13,541             894,989
AXA                                           28,469             609,382
BIC SA                                           828              38,267
BNP Paribas SA                                16,351           1,029,567
Bouygues SA                                    4,052             141,677
Business Objects SA                1           1,362              47,502
Cap Gemini SA                      1           2,257             100,238
Carrefour SA                                  11,425             627,163
CNP Assurances                                   602              31,345
Compagnie de Saint-
  Gobain SA                                    6,203             303,655
Compagnie Generale des
  Etablissements Michelin
  Class B                                      2,755             126,421
Credit Agricole SA                             7,029             167,834
Dassault Systemes SA                           1,017              46,386
Essilor International SA                       2,063             106,689
Etablissements
  Economiques du Casino
  Guichard-Perrachon SA                          675              65,644
European Aeronautic
  Defence and Space Co.                        5,651             134,361
France Telecom SA                  1          21,746             621,548

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Gecina SA                          1             454        $     66,771
Groupe Danone                                  2,455             400,702
Groupe Wanadoo SA                  1           8,101              66,418
Hermes International                             189              36,570
Imerys SA                                        183              38,525
Klepierre                                        334              20,096
Lafarge SA                                     3,337             297,164
Lagardere S.C.A.                               2,508             144,792
L'Air Liquide SA                               1,960             346,114
L'Oreal SA                                     6,673             547,104
LVMH Moet Hennessy
  Louis Vuitton SA                             4,846             352,691
Pernod-Ricard SA                                 998             110,966
Pinault-Printemps-Redoute
  SA                                           1,306             126,267
PSA Peugeot Citroen                            3,527             179,731
Publicis Groupe                                2,020              65,482
Renault SA                                     3,389             233,827
Sagem SA                                         410              43,879
Sanofi-Synthelabo SA                           7,275             547,826
Schneider Electric SA                          4,099             268,337
Societe Generale Class A                       6,565             579,653
Societe Television
  Francaise 1                                  2,225              77,684
Sodexho Alliance SA                            1,766              53,261
STMicroelectronics NV                         11,585             314,174
Suez SA                                       15,932             320,127
Technip-Coflexip SA                              424              45,887
Thales/Ex Thomson CSF                          1,430              48,069
Thomson SA                                     5,032             107,076
Total SA                                      12,895           2,397,477
Union du Credit Bail
  Immobilier                                     851              79,808
Valeo SA                                       1,496              59,912
Veolia Environment                             4,925             132,319
Vinci SA                                       1,247             103,261
Vivendi Universal SA               1          18,335             445,654
Zodiac SA                                        804              23,589
                                                            ------------
                                                              14,389,846
                                                            ------------
Germany--6.75%
Adidas-Salomon AG                                936             106,610
Allianz AG                                     5,735             723,963
Altana AG                                      1,334              80,178
BASF AG                                       10,739             603,865
Bayer AG                                      13,279             388,923
Bayerische Hypo-Und
  Vereinsbank AG                   1           7,297             168,803
Beiersdorf AG                                    510              61,884
Celesio AG                                       673              32,640
Commerzbank AG                                 9,051             177,526
Continental AG                                 2,567              97,363
DaimlerChrysler AG--
  Registered                                  17,242             804,683
Deutsche Bank AG                              10,427             864,093
Deutsche Boerse AG                             2,049             112,038
Deutsche Lufthansa AG                          3,854              64,411
Deutsche Post AG                               7,417             152,961
Deutsche Telekom AG                1          50,416             922,723
Douglas Holding AG                               363              10,091
E.ON AG                                       12,377             807,751
Epcos AG                           1           1,227              27,703
Fresenius Medical Care AG                        657              46,739
Heidelberger Zement AG             1             913              38,591
Hypo Real Estate Holding
  AG                               1           2,341              58,436
Infineon Technologies
  AG                               1           9,756             135,609

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

------------------------------------------------------------------------
Security                                      Shares               Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Karstadtquelle AG                                954        $     23,585
Linde AG                                       1,615              86,983
MAN AG                                         2,096              63,583
Merck KGaA                                     1,098              45,745
Metro AG                                       2,838             125,111
MLP AG                             1           1,547              30,245
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                              3,043             368,936
Puma AG                                          342              60,393
RWE AG                                         8,427             333,444
SAP AG                                         4,126             692,957
Schering AG                                    3,363             170,313
Siemens AG                                    15,954           1,277,847
Suedzucker AG                                    876              16,685
ThyssenKrupp AG                                6,054             119,659
TUI AG                                         2,809              58,568
Volkswagen AG                                  4,417             245,977
                                                            ------------
                                                              10,207,615
                                                            ------------
Greece--0.44%
Alpha Bank AE                                  3,400             102,840
Bank of Piraeus                                2,249              27,460
Coca-Cola Hellenic Bottling
  Co. SA                                       1,530              31,881
Commercial Bank of Greece                      1,200              30,151
EFG Eurobank Ergasias                          3,980              77,511
Greek Organization of
  Football Prognostics                         3,520              50,615
Hellenic Copper &
  Aluminum Industry SA                         1,920              12,448
Hellenic Duty Free Shops
  SA                                             590              11,580
Hellenic Petroleum SA                          1,488              13,063
Hellenic Technodomiki Tev
  SA                                           1,720              10,848
Hellenic
  Telecommunications
  Organization SA                              6,060              80,107
Intracom SA Foreign                            1,660              11,307
National Bank of Greece SA                     3,961             103,621
Public Power Corp.                             2,154              53,252
Technical Olympic SA                           1,970              10,585
Titan Cement Company SA                          300              12,283
Vodafone Panafon SA                            3,510              27,361
                                                            ------------
                                                                 666,913
                                                            ------------
Hong Kong--1.57%
ASM Pacific Technology
  Ltd.                                         3,000              13,138
Bank of East Asia Ltd.                        28,600              87,860
BOC Hong Kong Holdings
  Ltd.                                        52,000              97,790
Cathay Pacific Airways Ltd.                   24,000              45,597
Cheung Kong (Holdings)
  Ltd.                                        29,000             230,660
Cheung Kong Infrastructure
  Holdings Ltd.                                6,000              13,447
CLP Holdings Ltd.                             35,200             167,757
Esprit Holdings Ltd.                          13,500              44,950
Giordano International Ltd.                   26,000              12,056
Hang Lung Properties Ltd.                     18,000              23,069
Hang Seng Bank Ltd.                           15,200             199,701
Henderson Land
  Development Co. Ltd.                        15,000              66,271

------------------------------------------------------------------------

Security                                      Shares               Value
------------------------------------------------------------------------
Hong Kong & China Gas
  Co. Ltd.                                    73,672        $    112,450
Hong Kong Exchanges &
  Clearing Ltd.                               22,000              47,748
Hongkong Electric Holdings
  Ltd.                                        27,500             108,745
Hopewell Holdings Ltd.                        15,000              23,089
Hutchison Whampoa Ltd.                        41,700             307,502
Hysan Development Co.
  Ltd.                                         7,000              10,820
Johnson Electric Holdings
  Ltd.                                        32,500              41,443
Li & Fung Ltd.                                34,000              58,246
MTR Corp. Ltd.                                37,000              48,850
New World Development
  Co. Ltd.                                    32,000              25,761
PCCW Ltd.                          1          61,118              39,756
Shangri-La Asia Ltd.                          28,000              26,328
Sino Land Co. Ltd.                            20,000              11,399
Sun Hung Kai Properties
  Ltd.                                        26,000             215,171
Swire Pacific Ltd. Class A                    19,000             117,227
Techtronic Industries Co.
  Ltd.                                        10,000              27,758
Television Broadcasts Ltd.                     7,000              35,344
Texwinca Holdings Ltd.                        16,000              11,644
Wharf Holdings Ltd.                           26,000              72,003
Yue Yen Industrial
  (Holdings) Ltd.                              8,500              23,375
                                                            ------------
                                                               2,366,955
                                                            ------------
Ireland--0.72%
Allied Irish Banks PLC                        16,838             270,368
Bank of Ireland                               19,597             267,456
CRH PLC                                       10,136             208,140
DCC PLC                                        1,821              24,853
Elan Corporation PLC               1           6,862              47,258
Fyffes PLC                                     6,143              12,785
Grafton Group PLC                  1           3,570              24,632
Greencore Group PLC                            3,013              13,492
Independent News & Media
  PLC                                         10,132              24,026
Irish Life & Permanent PLC                     4,967              80,194
Kerry Group PLC Class A            1           3,293              61,889
Ryanair Holdings PLC               1           6,364              52,899
                                                            ------------
                                                               1,087,992
                                                            ------------
Italy--3.74%
Alleanza Assicurazioni SpA                     9,247             101,241
Arnoldo Mondadori Editore
  SpA                                          3,328              29,846
Assicurazioni Generali SpA                    19,093             505,742
Autogrill SpA                      1           2,731              39,063
Autostrade SpA                     1           4,034              70,778
Banca Fideuram SpA                             6,094              36,204
Banca Intesa SpA                              71,536             279,719
Banca Monte dei Paschi di
  Siena SpA                                   18,803              59,411
Banca Nazionale del
  Lavoro SpA                       1          31,990              76,464
Banca Popolare di Milano
  SCRL                                         8,937              58,505
Banca Popolare di Verona e
  Novara SCRL                                  6,976             118,085
Banche Popolari Unite
  Scrl                             1           6,098             110,453
Benetton Group SpA                             1,543              17,730
Bulgari SpA                                    3,676              34,080
Capitalia SpA                      1          22,107              64,692

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

--------------------------------------------------------------------------
Security                                         Shares              Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Enel SpA                                         48,129       $    327,213
ENI-Ente Nazionale
  Idrocarburi SpA                                52,143            983,928
Fiat SpA                             1            8,616             66,076
FinecoGroup SpA                      1           32,974             23,250
Finmeccanica SpA                                109,840             86,037
Gruppo Editoriale
  L'Espresso SpA                                  4,207             26,214
Italcementi SpA                                     774              9,655
Luxottica Group SpA                               2,950             50,977
Mediaset SpA                                     11,730            139,375
Mediobanca SpA                                    9,689            105,102
Mediolanum SpA                                    5,041             39,740
Parmalat Finanziaria SpA                          8,617              1,196
Pirelli & Co. SpA                                39,264             39,967
Riunione Adriatica di
  Sicurta SpA                                     5,483             93,366
Sanpaolo IMI SpA                                 20,337            265,242
Seat Pagine Gaille SpA               1           64,577             61,498
Snam Rete Gas SpA                                16,224             68,760
Snia SpA                                          5,404             13,428
Telecom Italia Media SpA             1           45,692             22,708
Telecom Italia Mobile SpA                        75,916            412,711
Telecom Italia SpA                   1          185,646            550,287
Telecom Italia SpA RNC               1          117,052            238,444
Tiscali SpA                          1            3,903             27,274
Unicredito Italiano SpA                          74,462            401,989
                                                              ------------
                                                                 5,656,450
                                                              ------------
Japan--20.89%
Acom Co. Ltd.                                     1,400             63,488
Aderans Co. Ltd.                                    600              9,680
Advantest Corp.                                   1,200             95,176
AEON Co. Ltd.                                     4,500            150,742
AEON Credit Service Co.
  Ltd.                                              300             12,793
AIFUL Corp.                                         850             62,182
Ajinomoto Co. Inc.                               11,000            126,556
All Nippon Airways Co.
  Ltd.                               1           10,000             24,727
Alps Electric Co. Ltd.                            3,000             43,893
Amada Co. Ltd.                                    7,000             36,447
Anritsu Corp.                        1            2,000             13,343
Aoyama Trading Co. Ltd.                           1,200             23,738
Ariake Japan Co. Ltd.                               400             12,727
Asahi Breweries Ltd.                              7,500             68,373
Asahi Glass Co. Ltd.                             15,000            123,169
Asahi Kasei Corp.                                25,000            135,766
Asatsu-DK Inc.                                      400             10,301
Autobacs Seven Co. Ltd.                             600             13,800
Bandai Co. Ltd.                                   1,300             32,752
Bank of Fukuoka Ltd.                             12,000             50,387
Bank of Yokohama Ltd.                            20,000             92,936
Bellsystem24 Inc.                                    50             10,217
Benesse Corp.                                     1,400             34,161
Bridgestone Corp.                                13,000            174,797
Canon Inc.                                       17,000            791,546
Capcom Co. Ltd.                                     900             11,085
Casio Computer Co. Ltd.                           4,000             42,325
Central Glass Co. Ltd.                            4,000             25,231
Central Japan Railway Co.                            18            155,529
Chiba Bank Ltd. (The)                            14,000             57,348
Chubu Electric Power Co.
  Inc.                                           12,100            252,342

--------------------------------------------------------------------------

Security                                         Shares              Value
--------------------------------------------------------------------------
Chugai Pharmaceutical Co.
  Ltd.                                            5,500       $     79,085
Citizen Watch Co. Ltd.                            6,000             55,146
Coca Cola West Japan Co.
  Ltd.                                              500              9,798
COMSYS Holdings Corp.                1            3,000             19,203
Credit Saison Co. Ltd.                            2,800             63,227
CSK Corp.                                         1,300             46,944
Dai Nippon Printing Co.
  Ltd.                                           12,000            168,517
Daicel Chemical Industries
  Ltd.                                            3,000             12,373
Daido Life Insurance Co.
  Ltd.                                               24             71,438
Daiichi Pharmaceutical Co.
  Ltd.                                            5,100             91,892
Daikin Industries Ltd.                            4,000             92,377
Daimaru Inc. (The)                                4,000             22,208
Dainippon Ink & Chemical
  Inc.                                           17,000             32,360
Dainippon Screen
  Manufacturing Co. Ltd.             1            2,000             13,679
Daito Trust Construction
  Co. Ltd.                                        1,600             47,476
Daiwa House Industry Co.
  Ltd.                                            9,000             95,736
Daiwa Securities Group Inc.                      23,000            156,452
Denki Kagaku Kogyo
  Kabushiki Kaisha                                9,000             28,973
Denso Corp.                                       9,400            185,070
DENTSU Inc.                                           6             30,232
Dowa Mining Co. Ltd.                              7,000             37,622
East Japan Railway Co.                               67            315,713
Ebara Corporation                                 7,000             30,438
Eisai Co. Ltd.                                    4,600            124,046
FamilyMart Co. Ltd.                               1,300             29,598
Fanuc Ltd.                                        2,800            167,733
Fast Retailing Co. Ltd.                           1,000             60,745
Fuji Electric Holdings Co.
  Ltd.                                           13,000             28,506
Fuji Photo Film Co. Ltd.                          9,000            290,566
Fuji Television Network Inc.                          4             21,648
Fujikura Ltd.                                     6,000             35,383
Fujisawa Pharmaceutical
  Co. Ltd.                                        5,500            117,267
Fujitsu Ltd.                         1           32,000            188,710
Furukawa Electric Co. Ltd.                       10,000             33,218
Gunma Bank Ltd.                                   8,000             35,756
Gunze Ltd.                                        2,000              9,051
Hankyu Department Stores
  Inc.                                            2,000             13,399
Heavy Industries Co. Ltd.                        22,000             31,408
Hino Motors Ltd.                                  5,000             35,644
Hirose Electric Co. Ltd.                            600             68,863
Hitachi Cable Ltd.                                2,000              7,502
Hitachi Chemical Company
  Ltd.                                            1,700             28,553
Hitachi Ltd.                                     57,000            343,585
Hitachi Software
  Engineering Co. Ltd.                              400             10,320
Hokugin Financial Group
  Inc.                               1           13,000             17,589
Honda Motor Co. Ltd.                             15,600            692,880
Hoya Corp.                                        2,100            192,815
Isetan Co. Ltd.                                   3,600             39,638
Ishihara Sangyo Kaisha
  Ltd.                               1            6,000             11,981
Ito En Ltd.                                         700             30,111
Itochu Corp.                                     29,000             95,792

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

--------------------------------------------------------------------------
Security                                         Shares              Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Itochu Techno-Science
  Corp.                                             700       $     21,816
Ito-Yokado Co. Ltd.                               7,000            220,118
JAFCO Co. Ltd.                                      500             39,283
Japan Airlines System
  Corp.                                          14,000             36,969
Japan Real Estate
  Investment Corp REIT                                4             25,306
Japan Tobacco Inc.                                   13             95,223
JFE Holdings Inc.                                 9,000            245,638
JGC Corp.                                         4,000             41,728
Joyo Bank Ltd.                                   15,000             48,988
JSR Corp.                                         4,000             89,391
Kajima Corp.                                     16,000             51,955
Kamigumi Co. Ltd.                                 4,000             28,292
Kanebo Ltd.                          1           11,000             11,085
Kaneka Corp.                                      6,000             44,789
Kansai Electric Power Co.
  Inc.                                           13,100            229,559
Kao Corp.                                        11,000            223,757
Katokichi Co. Ltd.                                  600              9,814
Kawasaki Heavy Industries
  Ltd.                                           30,000             36,951
Kawasaki Kisen Kaisha Ltd.                       11,000             54,707
Keihin Electric Express
  Railway Co. Ltd.                                9,000             52,823
Keio Electric Railway Co.
  Ltd.                                           10,000             51,974
Keyence Corp.                                       650            137,011
Kikkoman Corp.                                    2,000             14,220
Kinden Corp.                                      5,000             23,561
Kinki Nippon Railway Co.
  Ltd.                               1           25,000             75,114
Kirin Brewery Co. Ltd.                           13,000            110,871
Kokuyo Co. Ltd.                                     900              9,784
Komatsu Ltd.                                     19,000            120,556
Komori Corp.                                      1,000             14,808
Konami Company Ltd.                               1,600             46,580
Konica Minolta Holdings
  Inc.                                            7,500            100,844
Koyo Seiko Co. Ltd.                               1,000             10,273
Kubota Corp.                                     20,000             82,486
Kuraray Co. Ltd.                                  7,000             59,046
Kurita Water Industries Ltd.                      2,900             34,988
Kyocera Corp.                                     3,300            219,856
Kyowa Hakko Kogyo Co.
  Ltd.                                            7,000             44,546
Kyushu Electric Power Co.
  Inc.                                            7,900            135,856
Lawson Inc.                                       1,200             40,982
Mabuchi Motor Co. Ltd.                              600             46,188
Makita Corp.                                      3,000             30,036
Marubeni Corp.                                   25,000             47,821
Marui Co. Ltd.                                    6,700             84,399
Matsumotokiyoshi Co. Ltd.                           400              8,976
Matsushita Electric
  Industrial Co. Ltd.                            42,000            580,797
Matsushita Electric Works
  Ltd.                                            7,000             62,900
Meiji Dairies Corp.                               6,000             25,753
Meiji Seika Kaisha Ltd.                           9,000             36,279
Meitec Corp.                                        900             34,599
Millea Holdings Inc.                                 30            391,901
Minebea Co. Ltd.                                  8,000             40,608
Mitsubishi Chemical Corp.                        31,000             80,704
Mitsubishi Corp.                                 21,000            222,600

--------------------------------------------------------------------------

Security                                         Shares              Value
--------------------------------------------------------------------------
Mitsubishi Electric Corp.                        35,000       $    145,330
Mitsubishi Estate Co. Ltd.                       20,000            189,605
Mitsubishi Gas Chemical
  Co. Inc.                                        8,000             27,246
Mitsubishi Heavy Industries
  Ltd.                                           59,000            164,057
Mitsubishi Logistics Corp.                        2,000             16,628
Mitsubishi Materials
  Corp.                              1           22,000             33,871
Mitsubishi Rayon Co.                             10,000             37,511
Mitsubishi Tokyo Financial
  Group Inc.                                         82            639,657
Mitsui & Co. Ltd.                                24,000            193,263
Mitsui Chemicals Inc.                            10,000             58,319
Mitsui Engineering &
  Shipbuilding Co. Ltd.                          16,000             26,425
Mitsui Fudosan Co. Ltd.                          14,000            126,453
Mitsui Mining & Smelting
  Co. Ltd.                                       13,000             53,980
Mitsui O.S.K. Lines Ltd.                         17,000             82,962
Mitsui Sumitomo Insurance
  Co. Ltd.                                       26,000            213,493
Mitsui Trust Holdings
  Inc.                               1           11,000             61,482
Mitsukoshi Ltd.                      1            7,000             28,478
Mitsumi Electric Co. Ltd.                           900              9,909
Mizuho Financial Group
  Inc.                               1              123            373,006
Murata Manufacturing Co.
  Ltd.                                            4,300            232,313
Namco Ltd.                                          800             22,170
NEC Corp.                                        32,000            235,588
Net One Systems Co. Ltd.                              4             30,792
NGK Insulators Ltd.                               6,000             44,789
NGK Spark Plug Co. Ltd.                           4,000             32,434
Nichii Gakkan Co.                                   350             19,856
Nichirei Corp.                                    3,000              9,714
Nidec Corp.                                         700             66,819
Nikko Cordial Corp.                              25,000            139,265
Nikon Corp.                          1            5,000             75,394
Nintendo Co. Ltd.                                 2,000            186,619
Nippon Building Fund Inc
  REIT                                                3             19,259
Nippon Express Co. Ltd.                          15,000             70,822
Nippon Meat Packers Inc.                          4,000             39,115
Nippon Mining Holdings
  Inc.                                           12,000             41,877
Nippon Oil Corp.                                 26,000            132,462
Nippon Sanso Corp.                                3,000             12,681
Nippon Sheet Glass Co.
  Ltd.                                            7,000             20,444
Nippon Shokubai Co Ltd.                           3,000             22,758
Nippon Steel Corp.                              106,000            227,489
Nippon Telegraph &
  Telephone Corp.                                   105            506,532
Nippon Unipac Holding                                17             87,720
Nippon Yusen Kabushiki
  Kaisha                                         19,000             85,985
Nishimatsu Construction
  Co. Ltd.                                        4,000             13,250
Nissan Chemical Industries
  Ltd.                                            4,000             35,644
Nissan Motor Co. Ltd.                            49,700            567,629
Nisshin Seifun Group Inc.                         4,000             35,607
Nisshinbo Industries Inc.                         2,000             11,141
Nissin Food Products Co.
  Ltd.                                            2,200             54,810
Nitto Denko Corp.                                 3,200            170,197
Nomura Holdings Inc.                             35,000            596,016

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

-------------------------------------------------------------------------
Security                                       Shares               Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Nomura Research Institute
  Ltd.                                            400        $     39,003
NSK Ltd.                                        9,000              32,836
NTN Corp.                                       8,000              38,145
NTT Data Corp.                                     25              94,476
NTT DoCoMo Inc.                                   350             793,599
Obayashi Corp.                                 12,000              53,634
OBIC Co. Ltd.                                     100              20,118
Oji Paper Co. Ltd.                             17,000             109,770
Oki Electric Industry Co.
  Ltd.                              1          10,000              39,097
Okumura Corp.                                   2,000               8,510
Olympus Corp.                                   4,000              86,778
Omron Corp.                                     4,100              83,209
Onward Kashiyama Co. Ltd.                       2,000              24,261
Oracle Corp. Japan                                700              36,251
Oriental Land Co. Ltd.                            900              55,510
ORIX Corp.                                      1,700             140,543
Osaka Gas Co. Ltd.                             41,000             110,945
Pioneer Corp.                                   2,900              80,097
Promise Co. Ltd.                                1,700              74,079
Q.P. Corp.                                      2,000              16,609
Resona Holdings Inc.                1          88,000             110,852
Ricoh Corp. Ltd.                               13,000             256,555
Rohm Co. Ltd.                                   2,100             246,114
Sanden Corp.                                    2,000              12,317
Sankyo Co. Ltd.                                 7,300             137,254
Sankyo Co. Ltd.                                 1,000              31,725
Sanyo Electric Co. Ltd.                        30,000             156,760
Sapporo Breweries Ltd.                          5,000              13,763
Secom Co. Ltd.                                  4,000             149,296
Sega Corp.                          1           2,100              19,987
Seiko Epson Corp.                               1,300              60,651
Seino Transportation Co.
  Ltd.                                          2,000              16,534
Sekisui Chemical Co. Ltd.                       8,000              40,758
Sekisui House Ltd.                             10,000             103,294
Seven-Eleven Japan Co.
  Ltd.                                          9,000             272,931
77 Bank Ltd. (The)                              8,000              45,087
Sharp Corp.                                    19,000             299,795
Shimachu Company Ltd.                           1,100              21,811
Shimamura Co. Ltd.                                400              27,172
Shimano Inc.                                    1,800              37,287
Shimizu Corp.                                   9,000              34,263
Shin-Etsu Chemical Co. Ltd.                     7,200             294,261
Shionogi & Co. Ltd.                             6,000             111,748
Shiseido Co. Ltd.                               7,000              85,108
Shizuoka Bank Ltd.                             11,000              81,291
Showa Denko K.K.                               19,000              42,727
Showa Shell Sekiyu K.K.                         3,700              30,071
Skylark Co.                                     1,800              29,728
SMC Corp.                                       1,100             136,923
Softbank Corp.                                  4,000             122,422
Sompo Japan Insurance
  Inc.                                         14,000             115,088
Sony Corp.                                     17,400             602,351
Stanley Electric Co. Ltd.                       2,800              54,213
Sumitomo Bakelite Co. Ltd.                      2,000              13,045
Sumitomo Chemical Co.
  Ltd.                                         24,000              98,983
Sumitomo Corp.                                 13,000              96,921
Sumitomo Electric
  Industries Ltd.                              12,000             107,269

-------------------------------------------------------------------------

Security                                       Shares               Value
-------------------------------------------------------------------------
Sumitomo Heavy
  Industries Ltd.                   1           7,000        $     15,872
Sumitomo Metal Industries
  Ltd.                                         59,000              58,356
Sumitomo Metal Mining
  Co. Ltd.                                     10,000              74,181
Sumitomo Mitsui Financial
  Group Inc.                                       76             404,927
Sumitomo Osaka Cement
  Co. Ltd.                                      5,000               9,798
Sumitomo Realty &
  Development Co. Ltd.                          7,000              61,659
Sumitomo Trust & Banking
  Co. Ltd. (The)                               20,000             117,570
Suruga Bank Ltd. (The)                          4,000              25,716
Suzuken Co. Ltd.                                1,000              32,472
Taiheiyo Cement Corp.                          14,000              39,582
Taisei Corp.                                   17,000              62,182
Taisho Pharmaceutical Co.
  Ltd.                                          3,000              53,634
Taiyo Yuden Co. Ltd.                            2,000              26,145
Takara Holdings Inc.                            4,000              37,473
Takashimaya Co. Ltd.                            5,000              35,691
Takeda Chemical Industries
  Ltd.                                         16,800             666,231
Takefuji Corp.                                  1,450              67,785
TDK Corp.                                       2,200             158,477
Teijin Ltd.                                    17,000              49,967
Teikoku Oil Co. Ltd.                            2,000              10,059
Terumo Corp.                                    3,400              64,561
THK Co. Ltd.                                    2,000              40,683
TIS Inc.                                          700              23,645
Tobu Railway Co. Ltd.                          17,000              60,754
Toda Corp.                                      4,000              11,309
Toho Co. Ltd.                                   2,900              36,910
Tohoku Electric Power Co.
  Inc.                                          8,400             139,282
Tokyo Broadcasting System                         900              14,335
Tokyo Electric Power Co.
  Inc. (The)                                   22,800             499,953
Tokyo Electron Ltd.                             2,900             220,267
Tokyo Gas Co. Ltd.                             52,000             185,350
Tokyo Style Co. Ltd.                            2,000              21,611
Tokyu Corp.                                    19,000              97,509
TonenGeneral Sekiyu K.K.                        6,000              49,659
Toppan Printing Co. Ltd.                       11,000             114,444
Toray Industries Inc.                          23,000              96,146
Toshiba Corp.                                  55,000             208,361
Tosoh Corporation                              10,000              33,405
Tostem Inax Holding Corp.                       5,000              96,576
Toto Ltd.                                       7,000              59,308
Toyo Seikan Kaisha Ltd.                         3,000              41,933
Toyo Suisan Kaisha Ltd.                         2,000              22,226
Toyobo Co. Ltd.                                12,000              26,201
Toyoda Gosei Co. Ltd.                             900              25,949
Toyota Industries
  Corporation                                   3,400              72,175
Toyota Motor Corp.                             54,300           1,834,151
Trend Micro Inc.                    1           2,000              53,653
Ube Industries Ltd.                            16,000              32,099
UFJ Holdings Inc.                   1              71             341,187
Uni-Charm Corp.                                   800              39,339
Uny Co. Ltd.                                    3,000              30,792
Ushio Inc.                                      2,000              33,200
USS Co. Ltd.                                      380              26,877
Wacoal Corp.                                    3,000              24,718
West Japan Railway
  Company                                          20              78,567
World Co. Ltd.                                    700              22,273

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

------------------------------------------------------------------------
Security                                       Shares              Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Yakult Honsha Co. Ltd.                          2,000       $     31,259
Yamada Denki Co. Ltd.                           1,800             60,465
Yamaha Corp.                                    2,800             54,997
Yamaha Motor Co. Ltd.                           2,000             21,816
Yamanouchi
  Pharmaceutical Co. Ltd.                       6,300            195,754
Yamato Transport Co. Ltd.                       8,000             94,205
Yamazaki Baking Co. Ltd.                        2,000             16,590
Yokogawa Electric Corp.                         5,000             72,222
                                                            ------------
                                                              31,578,116
                                                            ------------
Luxembourg--0.08%
Arcelor                                         6,643            115,800
                                                            ------------
                                                                 115,800
                                                            ------------
Netherlands--5.09%
ABN AMRO Holding NV                            30,709            718,530
Aegon NV                                       26,915            398,225
Akzo Nobel NV                                   5,362            206,959
ASML Holding NV                    1            9,184            182,104
Corio NV                                        1,503             58,201
DSM NV                                          1,618             79,655
Euronext NV                                     2,001             50,656
Hagemeyer NV                                    3,573              8,067
Heineken NV                                     3,799            144,667
IHC Caland NV                                     694             37,641
ING Groep NV                                   35,160            820,014
Koninklijke Ahold NV               1           21,569            164,325
Koninklijke KPN NV                 1           41,583            320,998
Koninklijke Numico NV              1            2,849             78,735
Koninklijke Philips
  Electronics NV                               26,153            763,674
Koninklijke Vendex KBB NV                       2,298             32,029
Oce NV                                          1,632             25,011
QIAGEN NV                          1            2,980             36,573
Reed Elsevier NV                               11,762            146,135
Rodamco Europe NV                                 971             56,548
Royal Dutch Petroleum
  Co.                              2           41,717          2,199,505
TNT Post Group NV                               6,334            148,363
Unilever NV CVA                                11,378            744,133
Vedior NV                                       1,606             25,119
VNU NV                                          4,534            143,260
Wereldhave NV                                     347             25,977
Wolters Kluwer NV CVA                           5,223             81,692
                                                            ------------
                                                               7,696,796
                                                            ------------
New Zealand--0.23%
Auckland International
  Airport Ltd.                                  2,293             10,553
Carter Holt Harvey Ltd.                        25,468             31,436
Contact Energy Ltd.                            12,092             42,712
Fisher & Paykel Healthcare
  Corp Ltd.                                     1,469             12,201
Fletcher Building Ltd.                          9,040             25,165
Lion Nathan Ltd.                                2,861             13,020
Sky City Entertainment
  Group Ltd.                                   13,358             40,431
Telecom Corp. of New
  Zealand Ltd.                                 42,835            151,022
The Warehouse Group Ltd.                        3,763             12,649
Tower Ltd.                         1           11,882              9,751
                                                            ------------
                                                                 348,940
                                                            ------------

------------------------------------------------------------------------

Security                                       Shares              Value
------------------------------------------------------------------------
Norway--0.47%
Aker Kvaerner ASA                  1              709       $     12,123
DNB NOR ASA                                    16,529            110,310
Frontline Ltd.                                    672             17,424
Norsk Hydro ASA                                 2,769            170,857
Norske Skogindustrier ASA                       2,198             41,959
Orkla ASA                                       4,209             94,267
Schibsted ASA                                     636             10,946
Statoil ASA                                     7,986             89,730
Storebrand ASA
                                   1            3,321             21,615
Tandberg ASA
                                   1            2,895             21,323
Telenor ASA                                    15,014             98,171
Tomra Systems ASA                               3,543             21,356
                                                            ------------
                                                                 710,081
                                                            ------------
Portugal--0.35%
Banco Comercial Portugues
  SA Class R                                   38,678             86,352
Banco Espirito Santo e
  Comercial de Lisboa SA                        2,379             39,010
BPI-SPGS SA - Registered                       11,859             43,678
Brisa-Auto Estradas de
  Portugal SA                                   6,129             40,973
CIMPOR-Cimentos de
  Portugal SGPS SA                              3,693             19,098
Electricidade de Portugal
  SA                                           34,350             90,554
Portugal Telecom SGPS SA                       17,800            179,167
PT Multimedia Servicos
  de Telecomunicacoes e
  media, SGPS, SA                  1              654             12,704
Sonae SGPS SA                      1           24,314             20,241
                                                            ------------
                                                                 531,777
                                                            ------------
Singapore--0.79%
Capitaland Ltd.                                30,000             27,380
Chartered
  Semiconductor
  Manufacturing Ltd.               1           17,000             17,317
City Developments Ltd.                          7,000             24,937
ComfortDelGro Corp. Ltd.                       54,000             25,914
Creative Technology Ltd.                        1,050             11,067
Cycle & Carriage Ltd.                           2,000              6,830
DBS Group Holdings Ltd.                        21,652            187,414
Fraser & Neave Ltd.                             5,760             42,735
Haw Par Corp. Ltd.                              7,792             20,463
Keppel Corp. Ltd.                              12,000             43,102
Neptune Orient Lines
  Ltd.                             1           18,000             22,893
Oversea-Chinese Banking
  Corp. Ltd. (Ordinary)                        19,350            137,864
SembCorp Industries Ltd.                       13,000              9,645
SembCorp Logistics Ltd.                        11,000             12,954
Singapore Airlines Ltd.                        11,000             72,543
Singapore Post Ltd.                            25,000             10,231
Singapore Press Holdings
  Ltd.                                          8,000             89,030
Singapore Technologies
  Engineering Ltd.                             34,000             40,841
Singapore
  Telecommunications Ltd.                     122,000            140,800
ST Assembly Test
  Services Ltd.                    1            8,000              9,986
United Overseas Bank Ltd.                      23,392            181,814
Venture Corp. Ltd.                              5,000             58,882
                                                            ------------
                                                               1,194,642
                                                            ------------

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

-------------------------------------------------------------------------------
Security                                              Shares              Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Spain--3.58%
Abertis Infraestructuras SA                            4,894       $     74,015
Acciona SA                                               596             36,273
Acerinox SA                                            1,215             57,286
Actividades de Construccion
  y Servicios SA                                       1,998             97,548
Altadis SA                                             5,336            151,438
Amadeus Global Travel
  Distribution SA Class A                              4,289             27,861
Antena 3 Television SA                    1              292             12,869
Banco Bilbao Vizcaya
  Argentaria SA                                       60,406            834,315
Banco Popular Espanol SA                               3,086            184,116
Banco Santander Central
  Hispano SA                                          86,736          1,027,308
Corporacion Mapfre SA                                  1,875             26,559
Endesa SA                                             17,843            343,221
Fomento de Construcciones
  y Contratas SA                                       1,035             38,173
Gas Natural SDG SA                                     3,718             86,994
Grupo Ferrovial SA                                     1,373             48,110
Iberdrola SA                                          15,053            297,528
Iberia Lineas Aereas de
  Espana SA                                            5,474             15,743
Indra Sistemas SA                                      2,964             38,022
Industria de Diseno Textil SA                          4,470             90,776
NH Hoteles SA                             1            1,102             12,663
Promotora de
  Informaciones SA                                       840             12,185
Repsol YPF SA                                         18,011            351,223
Sacyr Vallehermoso SA                                  2,484             37,598
Sociedad General de Aguas
  de Barcelona SA                                      1,613             24,069
Telefonica Publicidad e
  Informacion SA                                       2,337             12,823
Telefonica SA                                         93,893          1,378,548
Union Fenosa SA                                        3,791             71,201
Zeltia SA Rights                                       3,295             23,274
                                                                   ------------
                                                                      5,411,739
                                                                   ------------
Sweden--2.20%
Alfa Laval AB                                          1,250             19,023
ASSA Abloy AB Class B                                  6,162             73,222
Atlas Copco AB Class A                                 2,296             82,168
Atlas Copco AB Class B                                 1,289             42,009
Axfood AB                                                450             10,413
Billerud                                                 843             12,712
Castellum AB                                             463             10,939
Drott AB Class B                                       1,718             32,592
Electrolux AB Class B                                  6,070            133,290
Eniro AB                                               3,587             34,398
Gambro AB Class A                                      4,151             34,326
Gambro AB Class B                                      1,536             12,702
Getinge AB                                             2,368             22,708
Hennes & Mauritz AB
  Class B                                              9,532            226,533
Hoganas AB Class B                                       497             10,637
Holmen AB Class B                                      1,155             41,013
Modern Times Group AB
  Class B                                 1            1,188             25,014
Nordea AB                                             46,586            349,623
OM AB                                                  1,569             19,516
Sandvik AB                                             4,520            155,791
SAS AB                                    1            1,212             11,454
Securitas AB Class B                                   6,001             80,900
Skandia Forsakrings AB                                16,147             58,796

-------------------------------------------------------------------------------

Security                                              Shares              Value
-------------------------------------------------------------------------------
Skandinaviska Enskilda
  Banken AB Class A                                    9,402       $    138,509
Skanska AB Class B                                     7,691             67,875
SKF AB Class A                                           326             12,641
SKF AB Class B                                         1,683             65,025
SSAB Svenskt Stal AB
  Series A                                               765             13,662
SSAB Svenskt Stal AB
  Series B                                               742             12,736
Svenska Cellulosa AB
  Class B                                              3,987            162,909
Svenska Handelsbanken AB
  Class A                                             11,208            228,979
Svenska Handelsbanken AB
  Class B                                                646             12,794
Swedish Match AB                                       7,711             78,768
Tele2 AB Class B                          1            2,034            108,551
Telefonaktiebolaget LM
  Ericsson Class B                        1          295,316            529,453
Telia AB                                              31,703            165,668
Trelleborg AB Class B                                  1,837             29,871
Volvo AB Class A                                       1,745             51,172
Volvo AB Class B                                       4,388            134,165
WM-Data AB Class B                        1            5,244             11,297
                                                                   ------------
                                                                      3,323,854
                                                                   ------------
Switzerland--7.25%
ABB Ltd.                                  1           34,891            176,889
Adecco SA                                              2,575            165,525
Ciba Specialty Chemicals
  AG                                      1            1,339            103,612
Clariant AG (Registered)                  1            2,809             41,451
Compagnie Financiere
  Richemont AG                                        10,195            244,828
Credit Suisse Group                                   23,722            867,937
Geberit AG--Registered                                    54             26,547
Givaudan SA--Registered                                  172             89,286
Holcim Ltd.                                            3,066            142,795
Kudelski SA--Bearer                       1              807             26,655
Kuoni Reisen Holding AG                                   39             13,055
Logitech International
  SA--Registered                          1              845             36,553
Lonza Group AG-Registered                                953             54,787
Nestle SA                                              8,090          2,021,274
Nobel Biocare Holding AG                                 405             39,513
Novartis AG                               2           47,804          2,170,361
Roche Holding AG--Bearer                                 621             86,114
Roche Holding AG--
  Genusschein                                         14,014          1,413,581
Schindler Holding AG Certificates
  of Participation                        1              118             28,814
Serono SA                                                132             94,137
Societe Generale de
  Surveillance Holding SA                                 88             55,216
Sulzer AG-Registered                                      52             14,001
Swatch Group (The) AG--
  Registered                                           1,380             32,917
Swatch Group (The) AG
  Class B                                                673             80,809
Swiss Re                                               6,567            443,375
Swisscom AG                                              520            171,546
Syngenta AG                                            2,117            142,588
Synthes-Stratec Inc.                                      88             87,093
UBS AG--Registered                                    23,721          1,624,555
Unaxis Holding AG Class R                                214             30,324
Valora Holding AG                                         54             13,448
Zurich Financial Services
  AG                                      1            2,844            409,324
                                                                   ------------
                                                                     10,948,910
                                                                   ------------

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

------------------------------------------------------------------------
Security                                       Shares              Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
United Kingdom--25.24%
Aegis Group PLC                                22,231       $     39,299
Aggreko PLC                                     4,128             11,417
Alliance Unichem PLC                            5,509             51,183
AMEC PLC                                        6,109             28,434
Amersham PLC                                   14,233            195,043
AMVESCAP PLC                                   13,341             96,903
ARM Holdings PLC                   1           19,940             45,869
Associated British Ports
  Holdings PLC                                  7,187             57,767
AstraZeneca PLC                                34,309          1,646,009
Aviva PLC                                      45,338            397,896
BAA PLC                                        22,027            195,679
BAE Systems PLC                                61,763            186,026
Balfour Beatty PLC                              7,369             28,824
Barclays PLC                       3          131,880          1,176,293
Barratt Developments PLC                        4,244             41,254
BBA Group PLC                                  11,132             49,720
Berkeley Group (The) PLC                        2,197             34,610
BG Group PLC                                   69,068            354,544
BHP Billiton PLC                               50,192            438,474
BOC Group PLC                                   9,601            146,693
Boots Group PLC                                15,576            192,674
BP PLC                             2          442,159          3,585,635
BPB PLC                                         9,243             57,416
Brambles Industries PLC                        14,082             51,300
British Airways PLC                1           11,902             49,537
British American Tobacco
  PLC                                          31,355            432,202
British Land Co. PLC                            9,158             95,742
British Sky Broadcasting
  Group PLC                        1           25,182            316,909
BT Group PLC                                  174,406            587,741
Bunzl PLC                                       9,283             70,917
Cable & Wireless PLC                           45,955            109,826
Cadbury Schweppes PLC                          41,294            303,267
Canary Wharf Finance
  PLC                              1            9,682             46,407
Capita Group PLC                               12,586             54,750
Carlton Communications
  PLC                                          12,549             51,669
Carnival PLC                                    3,315            133,582
Cattles PLC                                     7,573             45,314
Celltech Group PLC                 1            5,067             34,287
Centrica PLC                                   84,902            320,693
Close Brothers Group PLC                        3,375             44,347
Cobham PLC                                      2,404             50,222
Compass Group PLC                              42,977            292,354
Daily Mail and General
  Trust PLC Class A                             5,915             69,780
Davis Service Group PLC
  (The)                                         5,325             35,556
De La Rue PLC                                   3,287             16,314
Diageo PLC                                     61,792            813,035
Dixons Group PLC                               39,858             99,179
Electrocomponents PLC                           8,544             49,709
EMAP PLC                                        4,850             74,407
EMI Group PLC                                  17,532             49,824
Enterprise Inns PLC                             3,420             62,080
Exel PLC                                        6,080             80,379
FirstGroup PLC                                  8,948             43,810
FKI PLC                                        12,468             23,882
Friends Provident PLC                          31,272             73,896
George Wimpey PLC                               7,376             49,284
GKN PLC                                        14,434             68,990

------------------------------------------------------------------------

Security                                       Shares              Value
------------------------------------------------------------------------
GlaxoSmithKline PLC                2          119,421       $  2,736,403
Granada PLC                                    56,394            123,164
Great Portland Estates PLC                      3,319             13,933
GUS PLC                                        20,540            284,414
Hammerson PLC                                   5,774             66,928
Hanson PLC                                     14,651            107,598
Hays PLC                                       31,589             67,859
HBOS PLC                                       76,550            991,455
Hilton Group PLC                               29,840            120,057
HSBC Holdings PLC                             218,203          3,429,609
IMI PLC                                         6,798             41,041
Imperial Chemical
  Industries PLC                               25,702             91,561
Imperial Tobacco Group
  PLC                                          14,712            289,704
InterContinental Hotels
  Group PLC                                    14,114            133,658
International Power PLC            1           20,816             46,021
Invensys PLC                       1           63,317             20,686
J Sainsbury PLC                                29,548            165,430
Johnson Matthey PLC                             4,198             73,723
Kelda Group PLC                                 8,119             68,166
Kesa Electricals PLC                           11,152             51,357
Kidde PLC                                      20,471             39,028
Kingfisher PLC                                 46,661            232,632
Land Securities Group PLC                       8,800            156,273
Legal & General Group PLC                     132,492            237,774
Liberty International PLC                       4,540             55,469
Lloyds TSB Group PLC                          111,755            896,261
LogicaCMG PLC                                  13,697             62,832
Man Group PLC                                   5,690            148,817
Marks & Spencer Group
  PLC                                          45,084            233,244
MFI Furniture Group PLC                        13,308             35,973
Misys PLC                                      10,232             38,786
Mitchells & Butlers PLC                        10,093             40,653
National Grid Transco PLC                      62,009            444,299
Next PLC                                        5,380            108,156
Novar PLC                                      12,109             29,914
Pearson PLC                                    16,494            183,656
Peninsular & Oriental
  Steam Navigation Co.
  PLC                                          13,869             57,103
Persimmon PLC                                   4,943             47,518
Pilkington PLC                                 18,890             32,379
Provident Financial PLC                         5,329             62,056
Prudential Corp. PLC                           40,221            340,028
Rank Group PLC                                 11,561             57,793
Reckitt Benckiser PLC                          12,109            273,996
Reed International PLC                         26,082            218,162
Rentokil Initial PLC                           38,047            129,409
Reuters Group PLC                              27,951            117,586
Rexam PLC                                      10,089             77,255
Rio Tinto PLC                                  21,228            586,360
RMC Group PLC                                   5,135             64,117
Rolls-Royce Group PLC                          29,637             94,039
Royal & Sun Alliance
  Insurance Group PLC                          56,157             88,717
Royal Bank of Scotland
  Group PLC                                    56,136          1,654,096
SABMiller PLC                                  15,267            158,242
Safeway PLC                                    22,021            111,955
Sage Group PLC                                 22,563             70,987
Schroders PLC                                   2,496             28,239
Scottish & Newcastle PLC                       16,375            110,879
Scottish & Southern Energy
  PLC                                          17,262            207,968
Scottish Power PLC                             36,283            241,784

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

--------------------------------------------------------------------
Security                                      Shares           Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Securicor PLC                                 10,428    $     17,781
Serco Group PLC                                8,003          24,642
Severn Trent PLC                               7,150          95,869
Shell Transport & Trading
  Co. PLC                                    192,954       1,435,206
Signet Group PLC                              32,132          59,247
Slough Estates PLC                             7,705          60,586
Smith & Nephew PLC                            19,147         160,840
Smiths Group PLC                              10,958         129,665
SSL International PLC                          4,045          23,896
Stagecoach Group PLC                          21,378          30,042
Tate & Lyle PLC                                8,253          46,021
Taylor Woodrow PLC                            10,711          51,195
Tesco PLC                                    147,350         679,889
3i Group PLC                                  12,103         133,789
TI Automotive Ltd.                   1 4       7,024               0
Tomkins PLC                                   16,508          79,051
Unilever PLC                                  55,696         519,210
United Business Media PLC                      6,556          57,508
United Utilities PLC                          11,331         100,508
United Utilities PLC Class A                   5,549          30,248
Vodafone Group PLC                     2   1,364,457       3,382,977
Whitebread PLC                                 5,666          72,928
William Hill PLC                               8,420          64,362
Wolseley PLC                                  11,217         158,633
WPP Group PLC                                 23,253         228,321
Yell Group PLC                                 8,798          48,037
                                                        ------------
                                                          38,146,506
                                                        ------------
TOTAL COMMON STOCKS
 (Cost: $141,162,764)                                    146,923,442
                                                        ------------

--------------------------------------------------------------------
PREFERRED STOCKS--0.53%
--------------------------------------------------------------------
Australia--0.23%
News Corp. Ltd. (The)                         46,605         351,145
                                                        ------------
                                                             351,145
                                                        ------------
Germany--0.26%
Fresenius Medical Care AG                        506          25,498
Henkel KGaA                                    1,104          86,337
Porsche AG                                       169         100,300
Prosieben Satellite Media
  AG                                           1,756          29,348
RWE AG                                         1,049          36,982
Volkswagen AG                                  2,286          82,899
Wella AG                                         318          28,178
                                                        ------------
                                                             389,542
                                                        ------------
Italy--0.04%
Banca Intesa SpA                              18,385          52,641
                                                        ------------
                                                              52,641
                                                        ------------
TOTAL PREFERRED STOCKS
 (Cost: $698,573)                                            793,328
                                                        ------------

--------------------------------------------------------------------
EXCHANGE TRADED FUNDS--1.72%
--------------------------------------------------------------------
iShares MSCI EAFE
  Index Fund                           5      19,012       2,600,461
                                                        ------------
TOTAL EXCHANGE TRADED FUNDS
 (Cost: $2,275,139)                                        2,600,461
                                                        ------------

--------------------------------------------------------------------
                                           Shares or
Security                                   Principal           Value
--------------------------------------------------------------------
SHORT TERM INVESTMENTS--16.41%
--------------------------------------------------------------------
Money Market Funds--8.61%
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares               3 6   9,233,214    $  9,233,214
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares               3 6   3,017,005       3,017,005
BlackRock Temp Cash
  Money Market Fund                    6     108,175         108,175
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                            6     651,854         651,854
                                                        ------------
                                                          13,010,248
                                                        ------------
Floating Rate Notes--3.52%
Beta Finance Inc.
  1.11%, 05/20/04                    6 7   $ 137,137         137,129
  1.12%, 09/15/04                    6 7     274,273         274,254
  1.13%, 10/12/04                    6 7     137,137         137,126
  1.20%, 08/23/04                    6 7     137,137         137,212
CC USA Inc.
  1.06%, 05/24/04                    6 7     274,273         274,263
  1.11%, 04/19/04                    6 7     120,680         120,678
  1.16%, 07/15/04                    6 7     137,137         137,163
Dorada Finance Inc.
  1.11%, 05/20/04                    6 7     274,273         274,258
  1.24%, 08/09/04                      6      68,568          68,563
Five Finance Inc.
  1.13%, 04/15/04                    6 7     137,137         137,137
HBOS Treasury Services PLC
  1.16%, 01/24/05                      6     274,273         274,273
Holmes Financing PLC
  1.12%, 04/15/04                      6      54,855          54,855
K2 USA LLC
  1.10%, 09/27/04                    6 7     296,215         296,182
  1.12%, 08/16/04                    6 7      68,568          68,562
  1.13%, 05/17/04                      6     137,137         137,134
  1.14%, 04/13/04                      6     137,137         137,135
Links Finance LLC
  1.10%, 06/28/04                      6     137,137         137,123
  1.10%, 07/20/04                      6     109,709         109,697
  1.11%, 03/29/04                      6     137,137         137,137
  1.14%, 05/04/04                      6     137,137         137,134
Nationwide Building Society
  1.14%, 07/23/04                    6 7     205,705         205,705
  1.17%, 12/28/04                    6 7     274,273         274,273
Permanent Financing PLC
  1.13%, 12/10/04                      6     137,137         137,137
Sigma Finance Inc.
  1.09%, 10/07/04                      6     274,273         274,231
  1.10%, 07/20/04                      6     137,137         137,122
  1.13%, 07/01/04                      6     137,137         137,120
  1.24%, 08/06/04                      6      68,568          68,564
Tango Finance Corp.
  1.09%, 07/15/04                    6 7      82,282          82,267
  1.10%, 07/06/04                    6 7      82,282          82,278
WhistleJacket Capital LLC
  1.12%, 09/15/04                    6 7     137,137         137,117

December 31, 2003
--------------------------------------------------------------------------------
International Index
Master Portfolio

---------------------------------------------------------------------------
Security                                          Principal           Value
---------------------------------------------------------------------------
SHORT TERM INVESTMENTS--(Continued)
---------------------------------------------------------------------------
White Pine Finance LLC
  1.10%, 08/26/04                            6 7   $137,137    $    137,123
  1.12%, 04/20/04                            6 7    137,137         137,137
  1.12%, 11/15/04                            6 7    164,564         164,564
  1.13%, 07/06/04                            6 7    164,564         164,556
                                                               ------------
                                                                  5,326,209
                                                               ------------
Time Deposits--1.31%
Abbey National Treasury Services PLC
  1.40%, 10/25/04                              6    274,273         274,238
Bank of New York
  1.39%, 11/01/04                              6    274,273         274,250
Bank of Nova Scotia
  1.24%, 10/07/04                              6    205,705         205,689
  1.42%, 10/29/04                              6    205,705         205,718
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                              6    205,705         205,681
  1.40%, 10/29/04                              6    274,273         274,268
SunTrust Bank
  0.81%, 01/02/04                              6    342,841         342,841
Toronto-Dominion Bank
  1.41%, 11/01/04                              6    205,705         205,688
                                                               ------------
                                                                  1,988,373
                                                               ------------
Repurchase Agreements--1.27%
Goldman, Sachs & Co.
  1.02%, 01/02/04                              6    822,820         822,820
Merrill Lynch
  0.98%, 01/02/04                              6    274,273         274,273
  0.98%, 01/02/04                              6    274,273         274,273
  1.00%, 01/02/04                              6    548,546         548,546
                                                               ------------
                                                                  1,919,912
                                                               ------------
Commercial Paper--1.26%
Alpine Securitization Corp.
  1.09%, 01/07/04                              6    137,137         137,116
  1.09%, 01/09/04                              6    137,137         137,108
  1.10%, 01/20/04                              6    137,137         137,061
Amsterdam Funding Corp.
  1.09%, 01/07/04                              6    137,137         137,116
  1.09%, 01/20/04                              6    137,137         137,062
Barton Capital Corp.
  1.09%, 01/13/04                              6     82,282          82,255
Edison Asset Securitization
  1.09%, 01/23/04                              6    137,137         137,049
Falcon Asset Securitization
  1.09%, 01/16/04                              6    274,273         274,157
Jupiter Securitization Corp.
  1.09%, 01/14/04                              6    301,701         301,591
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                              6    246,846         246,771
Receivables Capital Corp.
  1.02%, 01/06/04                              6    172,713         172,693
                                                               ------------
                                                                  1,899,979
                                                               ------------
---------------------------------------------------------------------------

Security                                          Principal           Value
---------------------------------------------------------------------------
U.S. Government Agency Notes--0.44%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                              6   $205,705    $    204,844
  1.28%, 08/19/04                              6    109,709         108,812
Federal National Mortgage Association
  1.28%, 08/20/04                              6    356,555         353,626
                                                               ------------
                                                                    667,282
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $24,812,003)                                              24,812,003
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES--115.86%
 (Cost $168,948,479)                                            175,129,234
Other Assets, Less Liabilities--(15.86%)                        (23,969,853)
                                                               ------------
NET ASSETS--100.00%                                            $151,159,381
                                                               ============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 All or a portion of this security is segregated in connection with the Master
  Portfolio's holdings of index futures contracts. See Note 1.
3 Issuer is an affiliate of the Master Portfolio's investment advisor.
  See Note 2.
4 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
5 Non-controlled affiliated issuer. See Note 2.
6 All or a portion of this security represents investments of securities lending collateral.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


240   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

-------------------------------------------------------------------------
Security                                        Shares              Value
-------------------------------------------------------------------------
COMMON STOCKS--98.63%
-------------------------------------------------------------------------
Advertising--0.22%
Interpublic Group of
  Companies Inc.                    1          144,347       $  2,251,813
Omnicom Group Inc.                              66,159          5,777,665
                                                             ------------
                                                                8,029,478
                                                             ------------
Aerospace/Defense--1.53%
Boeing Co. (The)                               292,914         12,343,396
General Dynamics Corp.                          68,846          6,222,990
Goodrich (B.F.) Co.                             40,960          1,216,102
Lockheed Martin Corp.                          156,994          8,069,492
Northrop Grumman Corp.                          63,766          6,096,030
Raytheon Co.                                   144,913          4,353,187
Rockwell Collins Inc.                           61,645          1,851,199
United Technologies Corp.                      163,839         15,527,022
                                                             ------------
                                                               55,679,418
                                                             ------------
Airlines--0.14%
Delta Air Lines Inc.                            43,017            508,031
Southwest Airlines Co.                         274,067          4,423,441
                                                             ------------
                                                                4,931,472
                                                             ------------
Apparel--0.32%
Jones Apparel Group Inc.                        43,978          1,549,345
Liz Claiborne Inc.                              38,006          1,347,693
Nike Inc. Class B                               91,375          6,255,532
Reebok International Ltd.                       20,496            805,903
VF Corp.                                        37,633          1,627,251
                                                             ------------
                                                               11,585,724
                                                             ------------
Auto Manufacturers--0.69%
Ford Motor Company                             637,519         10,200,304
General Motors Corp.                           195,252         10,426,457
Navistar International
  Corp.                             1           23,926          1,145,816
PACCAR Inc.                                     40,623          3,457,830
                                                             ------------
                                                               25,230,407
                                                             ------------
Auto Parts & Equipment--0.12%
Cooper Tire & Rubber Co.                        25,727            550,043
Dana Corp.                                      51,766            949,906
Delphi Corp.                                   195,123          1,992,206
Goodyear Tire &
  Rubber Co. (The)                  1           61,096            480,215
Visteon Corp.                                   45,557            474,248
                                                             ------------
                                                                4,446,618
                                                             ------------
Banks--7.36%
AmSouth Bancorp                                122,251          2,995,149
Bank of America Corp.                          517,339         41,609,576
Bank of New York Co. Inc.
  (The)                                        269,339          8,920,508
Bank One Corp.                                 389,252         17,745,999
BB&T Corp.                                     190,312          7,353,656
Charter One Financial Inc.                      77,526          2,678,523
Comerica Inc.                                   61,063          3,423,192
Fifth Third Bancorp                            198,129         11,709,424
First Tennessee National
  Corp.                                         43,692          1,926,817
FleetBoston Financial
  Corp.                                        367,175         16,027,189
Golden West Financial
  Corp.                                         52,902          5,458,957
Huntington Bancshares
  Inc.                                          79,691          1,793,048
KeyCorp                                        145,951          4,279,283

-------------------------------------------------------------------------

Security                                        Shares              Value
-------------------------------------------------------------------------
Marshall & Ilsley Corp.                         78,834       $  3,015,400
Mellon Financial Corp.                         149,790          4,809,757
National City Corp.                            211,676          7,184,283
North Fork Bancorp Inc.                         52,802          2,136,897
Northern Trust Corp.                            76,717          3,561,203
PNC Financial Services
  Group
                                                96,545          5,283,908
Regions Financial Corp.                         77,346          2,877,271
SouthTrust Corp.                               115,543          3,781,722
State Street Corp.                             116,362          6,060,133
SunTrust Banks Inc.                             98,024          7,008,716
Synovus Financial Corp.                        105,056          3,038,220
U.S. Bancorp                                   671,549         19,998,729
Union Planters Corp.                            65,665          2,067,791
Wachovia Corp.                                 460,920         21,474,263
Washington Mutual Inc.                         313,144         12,563,337
Wells Fargo & Company                          589,134         34,694,101
Zions Bancorporation                            31,293          1,919,200
                                                             ------------
                                                              267,396,252
                                                             ------------
Beverages--2.60%
Anheuser-Busch
  Companies Inc.                               283,694         14,945,000
Brown-Forman Corp.
  Class B                                       21,130          1,974,598
Coca-Cola Co. (The)                            853,587         43,319,540
Coca-Cola Enterprises Inc.                     158,375          3,463,661
Coors (Adolf) Company
  Class B                                       12,680            711,348
Pepsi Bottling Group Inc.                       91,509          2,212,688
PepsiCo Inc.                                   597,753         27,867,245
                                                             ------------
                                                               94,494,080
                                                             ------------
Biotechnology--1.09%
Amgen Inc.                          1          449,136         27,756,605
Biogen Idec Inc.                    1          114,072          4,195,568
Chiron Corp.                        1           65,354          3,724,524
Genzyme Corp.--
  General Division
                                    1           78,036          3,850,296
                                                             ------------
                                                               39,526,993
                                                             ------------
Building Materials--0.24%
American Standard
  Companies Inc.                    1           25,347          2,552,443
Masco Corp.                                    161,275          4,420,548
Vulcan Materials Co.                            35,417          1,684,787
                                                             ------------
                                                                8,657,778
                                                             ------------
Chemicals--1.51%
Air Products & Chemicals
  Inc.                                          79,124          4,180,121
Ashland Inc.                                    23,894          1,052,770
Dow Chemical Co. (The)                         320,509         13,323,559
Du Pont (E.I.) de Nemours
  and Co.                                      347,056         15,926,400
Eastman Chemical Co.                            26,947          1,065,215
Engelhard Corp.                                 43,671          1,307,946
Great Lakes Chemical
  Corp.                                         17,630            479,360
Hercules Inc.                       1           38,647            471,493
Monsanto Co.                                    91,236          2,625,772
PPG Industries Inc.                             59,171          3,788,127
Praxair Inc.                                   113,213          4,324,737
Rohm & Haas Co.                                 77,536          3,311,563
Sherwin-Williams Co.
  (The)                                         50,748          1,762,986
Sigma-Aldrich Corp.                             24,148          1,380,783
                                                             ------------
                                                               55,000,832
                                                             ------------

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

-------------------------------------------------------------------------
Security                                   Shares                   Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Commercial Services--1.04%
Apollo Group Inc.
  Class A                           1      61,402            $  4,175,336
Block (H & R) Inc.                         62,080               3,437,370
Cendant Corp.                       1     352,769               7,856,166
Concord EFS Inc.                    1     161,974               2,403,694
Convergys Corp.                     1      49,786                 869,264
Deluxe Corp.                               17,607                 727,697
Donnelley (R.R.) & Sons
  Co.                                      39,573               1,193,126
Ecolab Inc.                                89,723               2,455,719
Equifax Inc.                               48,438               1,186,731
McKesson Corp.                            101,456               3,262,825
Monster Worldwide
  Inc.                              1      39,279                 862,567
Moody's Corp.                              51,804               3,136,732
Paychex Inc.                              131,271               4,883,281
Robert Half
  International Inc.                1      59,632               1,391,811
                                                             ------------
                                                               37,842,319
                                                             ------------
Computers--5.84%
Apple Computer Inc.                 1     126,201               2,696,915
Cisco Systems Inc.                  1   2,403,655              58,384,780
Computer Sciences
  Corp.                             1      65,229               2,885,079
Dell Inc.                           1     891,513              30,275,781
Electronic Data Systems
  Corp.                                   167,269               4,104,781
EMC Corp.                           1     836,730              10,810,552
Gateway Inc.                        1     113,029                 519,933
Hewlett-Packard Co.                     1,061,681              24,386,813
International Business
  Machines Corp.                          599,029              55,518,008
Lexmark International
  Inc.                              1      44,730               3,517,567
NCR Corp.                           1      32,929               1,277,645
Network Appliance
  Inc.                              1     120,118               2,466,023
Sun Microsystems Inc.               1   1,137,356               5,106,728
SunGard Data
  Systems Inc.                      1     100,018               2,771,499
Unisys Corp.                        1     115,070               1,708,789
Veritas Software Corp.              1     148,867               5,531,898
                                                             ------------
                                                              211,962,791
                                                             ------------
Cosmetics/Personal Care--2.36%
Alberto-Culver Co. Class B                 20,469               1,291,185
Avon Products Inc.                         82,344               5,557,397
Colgate-Palmolive Co.                     187,065               9,362,603
Gillette Co. (The)                        352,275              12,939,061
International Flavors &
  Fragrances Inc.                          32,601               1,138,427
Kimberly-Clark Corp.                      175,651              10,379,218
Procter & Gamble Co.                      451,498              45,095,620
                                                             ------------
                                                               85,763,511
                                                             ------------
Distribution/Wholesale--0.26%
Costco Wholesale
  Corp.                             1     159,374               5,925,525
Genuine Parts Co.                          60,583               2,011,356
Grainger (W.W.) Inc.                       31,766               1,505,391
                                                             ------------
                                                                9,442,272
                                                             ------------

-------------------------------------------------------------------------

Security                                   Shares                   Value
-------------------------------------------------------------------------
Diversified Financial Services--9.49%
American Express Co.                      447,858            $ 21,600,191
American International
  Group Inc.                              908,053              60,185,753
Bear Stearns Companies
  Inc. (The)                               34,133               2,728,933
Capital One Financial
  Corp.                                    80,398               4,927,593
Citigroup Inc.                          1,796,169              87,186,043
Countrywide Financial
  Corp.                                    64,104               4,862,313
Fannie Mae                                338,325              25,394,674
Federated Investors Inc.
  Class B                                  37,823               1,110,483
Franklin Resources Inc.                    87,383               4,549,159
Freddie Mac                               242,240              14,127,437
Goldman Sachs Group
  Inc. (The)                              164,857              16,276,332
Janus Capital Group Inc.                   83,822               1,375,519
JP Morgan Chase & Co.                     710,383              26,092,368
Lehman Brothers Holdings
  Inc.                                     94,546               7,300,842
MBNA Corp.                                444,881              11,055,293
Merrill Lynch & Co. Inc.                  329,134              19,303,709
Morgan Stanley                            377,105              21,823,066
Providian Financial
  Corp.                             1     101,084               1,176,618
Schwab (Charles) Corp.
  (The)                                   472,315               5,592,210
SLM Corp.                                 156,980               5,915,006
T. Rowe Price Group Inc.                   43,349               2,055,176
                                                             ------------
                                                              344,638,718
                                                             ------------
Electric--2.47%
AES Corp. (The)                     1     216,771               2,046,318
Allegheny Energy Inc.               1      44,243                 564,541
Ameren Corp.                               56,538               2,600,748
American Electric Power
  Co. Inc.                                137,547               4,196,559
Calpine Corp.                       1     143,767                 691,519
CenterPoint Energy Inc.                   106,608               1,033,032
Cinergy Corp.                              61,992               2,405,910
CMS Energy Corp.                    1      56,061                 477,640
Consolidated Edison Inc.                   78,493               3,375,984
Constellation Energy
  Group Inc.                               58,250               2,281,070
Dominion Resources Inc.                   112,951               7,209,662
DTE Energy Co.                             58,608               2,309,155
Duke Energy Corp.                         315,972               6,461,627
Edison International                1     113,458               2,488,134
Entergy Corp.                              79,661               4,551,033
Exelon Corp.                              113,859               7,555,683
FirstEnergy Corp.                         114,835               4,042,192
FPL Group Inc.                             64,043               4,189,693
NiSource Inc.                              91,403               2,005,382
PG&E Corp.                          1     144,400               4,009,988
Pinnacle West Capital
  Corp.                                    31,789               1,272,196
PPL Corp.                                  61,735               2,700,906
Progress Energy Inc.                       85,321               3,861,628
Public Service Enterprise
  Group Inc.                               81,872               3,585,994
Southern Company                          254,930               7,711,632
TECO Energy Inc.                           65,421                 942,717
TXU Corp.                                 112,759               2,674,643
Xcel Energy Inc.                          138,885               2,358,267
                                                             ------------
                                                               89,603,853
                                                             ------------

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

-------------------------------------------------------------------------
Security                                   Shares                   Value
-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
Electrical Components & Equipment--0.12%
American Power
  Conversion Corp.                               69,118      $  1,689,935
Molex Inc.                                       66,279         2,312,474
Power-One Inc.                      1            29,028           314,373
                                                             ------------
                                                                4,316,782
                                                             ------------
Electronics--0.70%
Agilent Technologies
  Inc.                              1           165,553         4,840,770
Applera Corp.--Applied
  Biosystems Group                               72,416         1,499,735
Jabil Circuit Inc.                  1            69,535         1,967,840
Johnson Controls Inc.                            31,444         3,651,277
Millipore Corp.                     1            17,001           731,893
Parker Hannifin Corp.                            41,291         2,456,814
PerkinElmer Inc.                                 44,189           754,306
Sanmina-SCI Corp.                   1           180,096         2,271,011
Solectron Corp.                     1           291,026         1,719,964
Symbol Technologies Inc.                         80,300         1,356,267
Tektronix Inc.                                   29,426           929,862
Thermo Electron Corp.               1            56,706         1,428,991
Thomas & Betts Corp.                             20,372           466,315
Waters Corp.                        1            42,288         1,402,270
                                                             ------------
                                                               25,477,315
                                                             ------------
Engineering & Construction--0.03%
Fluor Corp.                                      28,575         1,132,713
                                                             ------------
                                                                1,132,713
                                                             ------------
Entertainment--0.12%
International Game
  Technology Inc.                               120,538         4,303,207
                                                             ------------
                                                                4,303,207
                                                             ------------
Environmental Control--0.21%
Allied Waste Industries
  Inc.                              1           111,468         1,547,176
Waste Management Inc.                           202,816         6,003,354
                                                             ------------
                                                                7,550,530
                                                             ------------
Food--1.78%
Albertson's Inc.                                127,740         2,893,311
Archer-Daniels-Midland
  Co.                                           225,181         3,427,255
Campbell Soup Co.                               142,864         3,828,755
ConAgra Foods Inc.                              186,937         4,933,267
General Mills Inc.                              129,994         5,888,728
Heinz (H.J.) Co.                                122,524         4,463,549
Hershey Foods Corp.                              45,309         3,488,340
Kellogg Co.                                     142,117         5,411,815
Kroger Co.                          1           259,451         4,802,438
McCormick & Co. Inc.                             48,325         1,454,582
Safeway Inc.                        1           154,019         3,374,556
Sara Lee Corp.                                  275,157         5,973,658
SUPERVALU Inc.                                   46,701         1,335,182
Sysco Corp.                                     225,338         8,389,334
Winn-Dixie Stores Inc.                           49,350           491,032
Wrigley (William Jr.) Co.                        78,251         4,398,489
                                                             ------------
                                                               64,554,291
                                                             ------------
Forest Products & Paper--0.60%
Boise Cascade Corp.                              30,097           988,987
Georgia-Pacific Corp.                            88,496         2,714,172
International Paper Co.                         167,284         7,211,613
Louisiana-Pacific Corp.             1            36,888           659,557

-------------------------------------------------------------------------

Security                                   Shares                   Value
-------------------------------------------------------------------------
MeadWestvaco Corp.                               69,846      $  2,077,919
Plum Creek Timber Co.
  Inc.                                           63,705         1,939,817
Temple-Inland Inc.                               18,901         1,184,526
Weyerhaeuser Co.                                 76,531         4,897,984
                                                             ------------
                                                               21,674,575
                                                             ------------
Gas--0.15%
KeySpan Corp.                                    55,374         2,037,763
Nicor Inc.                                       15,342           522,242
Peoples Energy Corp.                             12,821           538,995
Sempra Energy                                    78,760         2,367,526
                                                             ------------
                                                                5,466,526
                                                             ------------
Hand/Machine Tools--0.35%
Black & Decker Corp.                             27,061         1,334,649
Emerson Electric Co.                            146,521         9,487,235
Snap-On Inc.                                     20,298           654,408
Stanley Works (The)                              28,231         1,069,108
                                                             ------------
                                                               12,545,400
                                                             ------------
Health Care--4.64%
Aetna Inc.                                       53,127         3,590,323
Anthem Inc.                         1            48,143         3,610,725
Bard (C.R.) Inc.                                 18,060         1,467,375
Bausch & Lomb Inc.                               18,262           947,798
Baxter International Inc.                       212,487         6,485,103
Becton, Dickinson & Co.                          88,410         3,637,187
Biomet Inc.                                      89,011         3,240,891
Boston Scientific Corp.             1           285,227        10,484,945
Express Scripts Inc.                1            27,342         1,816,329
Guidant Corp.                                   108,280         6,518,456
HCA Inc.                                        172,535         7,412,104
Health Management
  Associates Inc. Class A                        83,515         2,004,360
Humana Inc.                         1            56,076         1,281,337
Johnson & Johnson                             1,033,457        53,388,389
Manor Care Inc.                                  31,027         1,072,603
Medco Health
  Solutions Inc.                    1            94,107         3,198,697
Medtronic Inc.                                  422,030        20,514,878
Quest Diagnostics Inc.              1            36,199         2,646,509
St. Jude Medical Inc.               1            60,067         3,685,110
Stryker Corp.                                    69,454         5,904,285
Tenet Healthcare Corp.              1           161,853         2,597,741
UnitedHealth Group Inc.                         204,266        11,884,196
WellPoint Health
  Networks Inc.                     1            52,900         5,130,771
Zimmer Holdings Inc.                1            84,195         5,927,328
                                                             ------------
                                                              168,447,440
                                                             ------------
Home Builders--0.15%
Centex Corp.                                     21,645         2,330,084
KB Home                                          16,144         1,170,763
Pulte Homes Inc.                                 21,602         2,022,379
                                                             ------------
                                                                5,523,226
                                                             ------------
Home Furnishings--0.11%
Leggett & Platt Inc.                             66,814         1,445,187
Maytag Corp.                                     27,362           762,032
Whirlpool Corp.                                  24,249         1,761,690
                                                             ------------
                                                                3,968,909
                                                             ------------

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

----------------------------------------------------------------------------
Security                                            Shares             Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
Household Products/Wares--0.34%
American Greetings
  Corp. Class A                        1            23,157      $    506,444
Avery Dennison Corp.                                38,470         2,155,089
Clorox Co.                                          73,484         3,568,383
Fortune Brands Inc.                                 50,785         3,630,620
Newell Rubbermaid Inc.                              95,557         2,175,833
Tupperware Corp.                                    20,369           353,198
                                                                ------------
                                                                  12,389,567
                                                                ------------
Insurance--3.09%
ACE Ltd.                                            97,162         4,024,450
AFLAC Inc.                                         178,569         6,460,626
Allstate Corp. (The)                               244,965        10,538,394
Ambac Financial Group Inc.                          37,210         2,582,002
AON Corp.                                          109,183         2,613,841
Chubb Corp.                                         65,386         4,452,787
CIGNA Corp.                                         48,922         2,813,015
Cincinnati Financial Corp.                          55,868         2,339,752
Hancock (John) Financial
  Services Inc.                                    100,743         3,777,862
Hartford Financial Services
  Group Inc.                                        98,497         5,814,278
Jefferson-Pilot Corp.                               49,120         2,487,928
Lincoln National Corp.                              61,980         2,502,133
Loews Corp.                                         64,577         3,193,333
Marsh & McLennan
  Companies Inc.                                   184,629         8,841,883
MBIA Inc.                                           50,189         2,972,694
MetLife Inc.                                       264,688         8,912,045
MGIC Investment Corp.                               34,272         1,951,448
Principal Financial Group
  Inc.                                             112,443         3,718,490
Progressive Corp. (The)                             75,211         6,286,887
Prudential Financial Inc.                          188,202         7,861,198
SAFECO Corp.                                        48,254         1,878,528
St. Paul Companies Inc.                             79,449         3,150,153
Torchmark Corp.                                     39,413         1,794,868
Travelers Property
  Casualty Corp. Class B                           349,845         5,936,870
UNUMProvident Corp.                                103,107         1,625,997
XL Capital Ltd. Class A                             47,791         3,706,192
                                                                ------------
                                                                 112,237,654
                                                                ------------
Iron/Steel--0.09%
Allegheny Technologies Inc.                         28,110           371,614
Nucor Corp.                                         27,266         1,526,896
United States Steel Corp.                           35,970         1,259,669
                                                                ------------
                                                                   3,158,179
                                                                ------------
Leisure Time--0.44%
Brunswick Corp.                                     31,856         1,013,976
Carnival Corp.                                     219,318         8,713,504
Harley-Davidson Inc.                               105,497         5,014,272
Sabre Holdings Corp.                                49,969         1,078,831
                                                                ------------
                                                                  15,820,583
                                                                ------------
Lodging--0.29%
Harrah's Entertainment Inc.                         38,456         1,913,955
Hilton Hotels Corp.                                132,077         2,262,479
Marriott International Inc.
  Class A                                           80,520         3,720,024
Starwood Hotels &
  Resorts Worldwide Inc.                            70,409         2,532,612
                                                                ------------
                                                                  10,429,070
                                                                ------------

----------------------------------------------------------------------------

Security                                            Shares             Value
----------------------------------------------------------------------------
Machinery--0.70%
Caterpillar Inc.                                   120,900      $ 10,037,118
Cummins Inc.                                        14,722           720,495
Deere & Co.                                         83,560         5,435,578
Dover Corp.                                         70,522         2,803,249
Ingersoll-Rand Co. Class A                          60,398         4,099,816
Rockwell Automation Inc.                            64,903         2,310,547
                                                                ------------
                                                                  25,406,803
                                                                ------------
Manufacturers--5.18%
Cooper Industries Ltd.                              32,498         1,882,609
Crane Co.                                           20,701           636,349
Danaher Corp.                                       53,463         4,905,230
Eastman Kodak Co.                                   99,793         2,561,686
Eaton Corp.                                         26,459         2,857,043
General Electric Co.                             3,496,069       108,308,218
Honeywell International
  Inc.                                             300,143        10,033,781
Illinois Tool Works Inc.                           107,280         9,001,865
ITT Industries Inc.                                 32,123         2,383,848
Pall Corp.                                          43,516         1,167,534
Textron Inc.                                        47,353         2,701,962
3M Co.                                             273,281        23,237,083
Tyco International Ltd.                            696,041        18,445,087
                                                                ------------
                                                                 188,122,295
                                                                ------------
Media--3.79%
Clear Channel
  Communications Inc.                              214,329        10,037,027
Comcast Corp. Class A                  1           783,731        25,761,238
Dow Jones & Co. Inc.                                28,394         1,415,441
Gannett Co. Inc.                                    94,376         8,414,564
Knight Ridder Inc.                                  27,823         2,152,666
McGraw-Hill Companies
  Inc. (The)                                        66,708         4,664,223
Meredith Corp.                                      17,474           852,906
New York Times Co.
  Class A                                           51,870         2,478,867
Time Warner Inc.                       1         1,574,386        28,323,204
Tribune Co.                                        108,727         5,610,313
Univision
  Communications Inc.
  Class A                              1           112,282         4,456,473
Viacom Inc. Class B                                609,068        27,030,438
Walt Disney Co. (The)                              712,151        16,614,483
                                                                ------------
                                                                 137,811,843
                                                                ------------
Metal Fabricate/Hardware--0.01%
Worthington Industries
  Inc.                                              29,999           540,882
                                                                ------------
                                                                     540,882
                                                                ------------
Mining--0.66%
Alcoa Inc.                                         301,295        11,449,210
Freeport-McMoRan
  Copper & Gold Inc.                                63,544         2,677,109
Newmont Mining Corp.                               150,446         7,313,180
Phelps Dodge Corp.                     1            31,113         2,367,388
                                                                ------------
                                                                  23,806,887
                                                                ------------
Office/Business Equipment--0.20%
Pitney Bowes Inc.                                   81,326         3,303,462
Xerox Corp.                            1           275,740         3,805,212
                                                                ------------
                                                                   7,108,674
                                                                ------------
Oil & Gas Producers--5.19%
Amerada Hess Corp.                                  31,300         1,664,221
Anadarko Petroleum Corp.                            87,352         4,455,826
Apache Corp.
                                                    56,423         4,575,905

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

--------------------------------------------------------------------------------
Security                                          Shares                   Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Burlington Resources Inc.                         69,169            $  3,830,579
ChevronTexaco Corp.                              372,192              32,153,667
ConocoPhillips                                   237,031              15,542,123
Devon Energy Corp.                                80,967               4,636,170
EOG Resources Inc.                                40,078               1,850,401
Exxon Mobil Corp.                              2,301,444              94,359,204
Kerr-McGee Corp.                                  35,121               1,632,775
Kinder Morgan Inc.                                42,913               2,536,158
Marathon Oil Corp.                               108,019               3,574,349
Nabors Industries Ltd.                     1      51,048               2,118,492
Noble Corp.                                1      46,587               1,666,883
Occidental Petroleum
  Corp.                                          134,087               5,663,835
Rowan Companies Inc.                       1      32,766                 759,188
Sunoco Inc.                                       26,902               1,376,037
Transocean Inc.                            1     111,396               2,674,618
Unocal Corp.                                      90,154               3,320,372
                                                                    ------------
                                                                     188,390,803
                                                                    ------------
Oil & Gas Services--0.57%
Baker Hughes Inc.                                116,586               3,749,406
BJ Services Co.                            1      55,122               1,978,880
Halliburton Co.                                  152,540               3,966,040
Schlumberger Ltd.                                203,837              11,153,961
                                                                    ------------
                                                                      20,848,287
                                                                    ------------
Packaging & Containers--0.14%
Ball Corp.                                        19,617               1,168,585
Bemis Co.                                         18,502                 925,100
Pactiv Corp.                               1      54,735               1,308,167
Sealed Air Corp.                           1      29,594               1,602,219
                                                                    ------------
                                                                       5,004,071
                                                                    ------------
Pharmaceuticals--7.12%
Abbott Laboratories                              544,329              25,365,731
Allergan Inc.                                     45,413               3,488,173
AmerisourceBergen Corp.                           38,967               2,187,997
Bristol-Myers Squibb Co.                         675,219              19,311,263
Cardinal Health Inc.                             150,749               9,219,809
Forest Laboratories
  Inc.                                     1     127,302               7,867,264
King Pharmaceuticals
  Inc.                                     1      83,986               1,281,626
Lilly (Eli) & Co.                                390,974              27,497,201
MedImmune Inc.                             1      86,202               2,189,531
Merck & Co. Inc.                                 774,719              35,792,018
Pfizer Inc.                                    2,657,194              93,878,664
Schering-Plough Corp.                            511,651               8,897,611
Watson
  Pharmaceuticals Inc.                     1      37,595               1,729,370
Wyeth                                            463,707              19,684,362
                                                                    ------------
                                                                     258,390,620
                                                                    ------------
Pipelines--0.11%
Dynegy Inc. Class A                        1     131,351                 562,182
El Paso Corp.                                    211,726               1,734,036
Williams Companies Inc.                          180,459               1,772,107
                                                                    ------------
                                                                       4,068,325
                                                                    ------------
Real Estate Investment Trusts--0.36%
Apartment Investment &
  Management Co.
  Class A                                         32,812               1,132,014
Equity Office Properties
  Trust                                          139,203               3,988,166
Equity Residential                                95,900               2,830,009

--------------------------------------------------------------------------------

Security                                          Shares                   Value
--------------------------------------------------------------------------------
ProLogis                                          62,649            $  2,010,406
Simon Property Group Inc.                         66,617               3,087,032
                                                                    ------------
                                                                      13,047,627
                                                                    ------------
Retail--7.05%
AutoNation Inc.                            1      95,758               1,759,074
AutoZone Inc.                              1      30,909               2,633,756
Bed Bath & Beyond
  Inc.                                     1     103,110               4,469,819
Best Buy Co. Inc.                                112,676               5,886,194
Big Lots Inc.                              1      40,725                 578,702
Circuit City Stores Inc.                          72,965                 739,135
CVS Corp.                                        137,521               4,967,259
Darden Restaurants Inc.                           57,420               1,208,117
Dillards Inc. Class A                             28,979                 476,994
Dollar General Corp.                             117,326               2,462,673
eBay Inc.                                  1     224,917              14,527,389
Family Dollar Stores Inc.                         60,044               2,154,379
Federated Department
  Stores Inc.                                     62,956               2,967,116
Gap Inc. (The)                                   311,901               7,239,222
Home Depot Inc.                                  792,206              28,115,391
Kohls Corp.                                1     118,380               5,319,997
Limited Brands Inc.                              179,923               3,244,012
Lowe's Companies Inc.                            273,791              15,165,283
May Department Stores
  Co. (The)                                      100,492               2,921,302
McDonald's Corp.                                 441,918              10,972,824
Nordstrom Inc.                                    47,843               1,641,015
Office Depot Inc.                          1     109,010               1,821,557
Penney (J.C.) Co. Inc.
  (Holding Co.)                                   95,049               2,497,888
RadioShack Corp.                                  57,152               1,753,423
Sears, Roebuck and Co.                            88,385               4,020,634
Staples Inc.                               1     172,390               4,706,247
Starbucks Corp.                            1     136,181               4,502,144
Target Corp.                                     317,349              12,186,202
Tiffany & Co.                                     51,049               2,307,415
TJX Companies Inc.                               175,249               3,864,240
Toys R Us Inc.                             1      74,359                 939,898
Walgreen Co.                                     356,969              12,986,532
Wal-Mart Stores Inc.                           1,506,876              79,939,772
Wendy's International Inc.                        39,679               1,557,004
Yum! Brands Inc.                           1     102,410               3,522,904
                                                                    ------------
                                                                     256,055,513
                                                                    ------------
Semiconductors--4.20%
Advanced Micro
  Devices Inc.                             1     121,350               1,808,115
Altera Corp.                               1     131,891               2,993,926
Analog Devices Inc.                              127,884               5,837,905
Applied Materials Inc.                     1     579,066              13,000,032
Applied Micro Circuits
  Corp.                                    1     106,951                 639,567
Broadcom Corp.
  Class A                                  1     105,431               3,594,143
Intel Corp.                                    2,274,335              73,233,587
KLA-Tencor Corp.                           1      67,790               3,977,239
Linear Technology Corp.                          108,767               4,575,828
LSI Logic Corp.                            1     132,023               1,171,044
Maxim Integrated
  Products Inc.                                  114,406               5,697,419
Micron Technology
  Inc.                                     1     212,634               2,864,180
National
  Semiconductor
  Corp.                                    1      64,539               2,543,482
Novellus Systems Inc.                      1      53,033               2,230,038
NVIDIA Corp.                               1      56,450               1,312,463

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

-------------------------------------------------------------------------------
Security                                        Shares                    Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
PMC-Sierra Inc.                          1      60,137            $   1,211,761
QLogic Corp.                             1      32,897                1,697,485
Teradyne Inc.                            1      66,607                1,695,148
Texas Instruments Inc.                         602,590               17,704,094
Xilinx Inc.                              1     119,188                4,617,343
                                                                  -------------
                                                                    152,404,799
                                                                  -------------
Software--5.38%
Adobe Systems Inc.                              81,471                3,201,810
Autodesk Inc.                                   38,844                  954,786
Automatic Data
  Processing Inc.                              206,983                8,198,597
BMC Software Inc.                        1      78,797                1,469,564
Citrix Systems Inc.                      1      57,129                1,211,706
Computer Associates
  International Inc.                           201,642                5,512,892
Compuware Corp.                          1     133,789                  808,086
Electronic Arts Inc.                     1     103,707                4,955,120
First Data Corp.                               253,770               10,427,409
Fiserv Inc.                              1      67,492                2,666,609
IMS Health Inc.                                 83,371                2,072,603
Intuit Inc.                              1      69,119                3,657,086
Mercury Interactive
  Corp.                                  1      31,341                1,524,426
Microsoft Corp.                              3,764,730              103,680,664
Novell Inc.                              1     129,985                1,367,442
Oracle Corp.                             1   1,819,867               24,022,244
Parametric Technology
  Corp.                                  1      92,796                  365,616
PeopleSoft Inc.                          1     130,532                2,976,130
Siebel Systems Inc.                      1     172,633                2,394,420
Symantec Corp.                           1     107,253                3,716,316
Yahoo! Inc.                              1     228,866               10,337,877
                                                                  -------------
                                                                    195,521,403
                                                                  -------------
Telecommunication Equipment--1.12%
ADC
  Telecommunications
  Inc.                                   1     280,370                  832,697
Andrew Corp.                             1      53,498                  615,762
Avaya Inc.                               1     145,114                1,877,775
CIENA Corp.                              1     165,027                1,095,779
Comverse Technology
  Inc.                                   1      67,119                1,180,623
JDS Uniphase Corp.                       1     499,722                1,823,985
Lucent Technologies
  Inc.                                   1   1,460,012                4,146,434
Motorola Inc.                                  810,468               11,403,285
QUALCOMM Inc.                                  278,566               15,023,064
Scientific-Atlanta Inc.                         52,858                1,443,023
Tellabs Inc.                             1     145,230                1,224,289
                                                                  -------------
                                                                     40,666,716
                                                                  -------------
Telecommunications--1.73%
AT&T Wireless
  Services Inc.                          1     945,189                7,552,060
Citizens
  Communications Co.                     1      99,064                1,230,375
Corning Inc.                             1     463,033                4,829,434
Nextel
  Communications Inc.
  Class A                                1     382,852               10,742,827
Qwest
  Communications
  International Inc.                     1     615,599                2,659,388

-------------------------------------------------------------------------------

Security                                        Shares                    Value
-------------------------------------------------------------------------------
Sprint Corp. (PCS
  Group)                                 1     360,472            $   2,025,853
Verizon Communications
  Inc.                                         961,521               33,730,157
                                                                  -------------
                                                                     62,770,094
                                                                  -------------
Telephone--1.81%
Alltel Corp.                                   108,665                5,061,616
AT&T Corp.                                     275,004                5,582,581
BellSouth Corp.                                643,475               18,210,343
CenturyTel Inc.                                 50,221                1,638,209
SBC Communications Inc.                      1,152,740               30,051,932
Sprint Corp. (FON Group)                       314,764                5,168,425
                                                                  -------------
                                                                     65,713,106
                                                                  -------------
Textiles--0.08%
Cintas Corp.                                    59,468                2,981,131
                                                                  -------------
                                                                      2,981,131
                                                                  -------------
Tobacco--1.16%
Altria Group Inc.                              707,218               38,486,804
R.J. Reynolds Tobacco
  Holdings Inc.                                 29,472                1,713,797
UST Inc.                                        57,737                2,060,634
                                                                  -------------
                                                                     42,261,235
                                                                  -------------
Toys/Games/Hobbies--0.12%
Hasbro Inc.                                     60,769                1,293,164
Mattel Inc.                                    149,697                2,884,661
                                                                  -------------
                                                                      4,177,825
                                                                  -------------
Transportation--1.44%
Burlington Northern Santa
  Fe Corp.                                     129,264                4,181,690
CSX Corp.                                       74,528                2,678,536
FedEx Corp.                                    103,864                7,010,820
Norfolk Southern Corp.                         135,952                3,215,265
Union Pacific Corp.                             88,846                6,173,020
United Parcel Service Inc.
  Class B                                      391,449               29,182,523
                                                                  -------------
                                                                     52,441,854
                                                                  -------------
Trucking & Leasing--0.02%
Ryder System Inc.                               22,321                  762,262
                                                                  -------------
                                                                        762,262
                                                                  -------------
TOTAL COMMON STOCKS
 (Cost: $3,301,259,237)                                           3,581,531,538
                                                                  -------------

-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--8.35%
-------------------------------------------------------------------------------
Money Market Funds--4.73%
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares                 2 4 130,825,620              130,825,620
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares                 2 4  32,815,719               32,815,719
BlackRock Temp Cash
  Money Market Fund                      2   1,176,608                1,176,608

December 31, 2003
--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio

---------------------------------------------------------------------------
                                                   Shares or
Security                                           Principal          Value
---------------------------------------------------------------------------
SHORT TERM INVESTMENTS--(Continued)
---------------------------------------------------------------------------
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                                   2    7,090,158    $ 7,090,158
                                                                -----------
                                                                171,908,105
                                                                -----------
Floating Rate Notes--1.60%
Beta Finance Inc.
  1.11%, 05/20/04                           2 3   $1,491,624      1,491,539
  1.12%, 09/15/04                           2 3    2,983,247      2,983,038
  1.13%, 10/12/04                           2 3    1,491,624      1,491,509
  1.20%, 08/23/04                           2 3    1,491,624      1,492,443
CC USA Inc.
  1.06%, 05/24/04                           2 3    2,983,247      2,983,131
  1.11%, 04/19/04                           2 3    1,312,629      1,312,610
  1.16%, 07/15/04                           2 3    1,491,624      1,491,911
Dorada Finance Inc.
  1.11%, 05/20/04                           2 3    2,983,247      2,983,077
  1.24%, 08/09/04                             2      745,812        745,744
Five Finance Inc.
  1.13%, 04/15/04                           2 3    1,491,624      1,491,624
HBOS Treasury Services PLC
  1.16%, 01/24/05                             2    2,983,247      2,983,247
Holmes Financing PLC
  1.12%, 04/15/04                             2      596,649        596,649
K2 USA LLC
  1.10%, 09/27/04                           2 3    3,221,907      3,221,553
  1.12%, 08/16/04                           2 3      745,812        745,743
  1.13%, 05/17/04                             2    1,491,624      1,491,596
  1.14%, 04/13/04                             2    1,491,624      1,491,603
Links Finance LLC
  1.10%, 06/28/04                             2    1,491,624      1,491,479
  1.10%, 07/20/04                             2    1,193,299      1,193,168
  1.11%, 03/29/04                             2    1,491,624      1,491,624
  1.14%, 05/04/04                             2    1,491,624      1,491,599
Nationwide Building Society
  1.14%, 07/23/04                           2 3    2,237,435      2,237,435
  1.17%, 12/28/04                           2 3    2,983,247      2,983,247
Permanent Financing PLC
  1.13%, 12/10/04                             2    1,491,624      1,491,624
Sigma Finance Inc.
  1.09%, 10/07/04                             2    2,983,247      2,982,792
  1.10%, 07/20/04                             2    1,491,624      1,491,460
  1.13%, 07/01/04                             2    1,491,624      1,491,439
  1.24%, 08/06/04                             2      745,812        745,767
Tango Finance Corp.
  1.09%, 07/15/04                           2 3      894,974        894,816
  1.10%, 07/06/04                           2 3      894,974        894,928
WhistleJacket Capital LLC
  1.12%, 09/15/04                           2 3    1,491,624      1,491,414
White Pine Finance LLC
  1.10%, 08/26/04                           2 3    1,491,624      1,491,475
  1.12%, 04/20/04                           2 3    1,491,624      1,491,624
  1.12%, 11/15/04                           2 3    1,789,948      1,789,948
  1.13%, 07/06/04                           2 3    1,789,948      1,789,861
                                                                -----------
                                                                 57,932,717
                                                                -----------

---------------------------------------------------------------------------------

Security                                           Principal                Value
---------------------------------------------------------------------------------
Time Deposits--0.60%
Abbey National Treasury Services PLC
  1.40%, 10/25/04                             2   $2,983,247            2,982,883
Bank of New York
  1.39%, 11/01/04                             2    2,983,247            2,982,999
Bank of Nova Scotia
  1.24%, 10/07/04                             2    2,237,435            2,237,264
  1.42%, 10/29/04                             2    2,237,435            2,237,574
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                             2    2,237,435            2,237,179
  1.40%, 10/29/04                             2    2,983,247            2,983,186
SunTrust Bank
  0.81%, 01/02/04                             2    3,729,059            3,729,060
Toronto-Dominion Bank
  1.41%, 11/01/04                             2    2,237,435            2,237,249
                                                                   --------------
                                                                       21,627,394
                                                                   --------------
Repurchase Agreements--0.57%
Goldman, Sachs & Co.
  1.02%, 01/02/04                             2    8,949,742            8,949,742
Merrill Lynch
  0.98%, 01/02/04                             2    2,983,247            2,983,247
  0.98%, 01/02/04                             2    2,983,247            2,983,247
  1.00%, 01/02/04                             2    5,966,494            5,966,494
                                                                   --------------
                                                                       20,882,730
                                                                   --------------
Commercial Paper--0.57%
Alpine Securitization Corp.
  1.09%, 01/07/04                             2    1,491,624            1,491,398
  1.09%, 01/09/04                             2    1,491,624            1,491,307
  1.10%, 01/20/04                             2    1,491,624            1,490,803
Amsterdam Funding Corp.
  1.09%, 01/07/04                             2    1,491,624            1,491,398
  1.09%, 01/20/04                             2    1,491,624            1,490,811
Barton Capital Corp.
  1.09%, 01/13/04                             2      894,974              894,676
Edison Asset Securitization
  1.09%, 01/23/04                             2    1,491,624            1,490,675
Falcon Asset Securitization
  1.09%, 01/16/04                             2    2,983,247            2,981,983
Jupiter Securitization Corp.
  1.09%, 01/14/04                             2    3,281,572            3,280,385
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                             2    2,684,923            2,684,111
Receivables Capital Corp.
  1.02%, 01/06/04                             2    1,878,581            1,878,368
                                                                   --------------
                                                                       20,665,915
                                                                   --------------
U.S. Government Agency Notes--0.20%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                             2    2,237,435            2,228,072
  1.28%, 08/19/04                             2    1,193,299            1,183,540
Federal National Mortgage Association
  1.28%, 08/20/04                             2    3,878,223            3,846,368
                                                                   --------------
                                                                        7,257,980
                                                                   --------------
U.S. Treasury Obligations--0.08%
U.S. Treasury Bill
  0.89%,5 03/25/04                            6    2,900,000            2,894,044
                                                                   --------------
                                                                        2,894,044
                                                                   --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost: $303,168,931)                                                 303,168,885
                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES--106.98%
 (Cost $3,604,428,168)                                              3,884,700,423
Other Assets, Less Liabilities--(6.98%)                              (253,307,826)
                                                                   --------------
Net Assets--100.00%                                                $3,631,392,597
                                                                   ==============

December 31, 2003

--------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 All or a portion of this security represents investments of securities lending collateral.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4 Issuer is an affiliate of the Master Portfolio's investment advisor.
  See Note 2.
5 Yield to maturity.
6 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

248   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2003
--------------------------------------------------------------------------------

U.S. Equity Index
Master Portfolio                                        Value
-------------------------------------------------------------
MASTER PORTFOLIOS--100.00%
-------------------------------------------------------------
Extended Index Master Portfolio                  $121,160,837
S&P 500 Index Master Portfolio                    418,683,463
                                                 ------------
TOTAL MASTER PORTFOLIOS                           539,844,300
                                                 ------------
TOTAL INVESTMENTS--100.00%                        539,844,300
Other Assets Less Liabilities--0.00%                  (17,174)
                                                 ------------
NET ASSETS--100.00%                              $539,827,126
                                                 ============

The accompanying notes are an integral part of these financial statements.   249

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

  Shares of the Vantagepoint funds are distributed by ICMA-RC Services, LLC, a broker-dealer wholly owned subsidiary of the ICMA Retirement Corporation, member NASD/SIPC.


                       [LOGO] The Vantagepoint(R) funds

                          777 North Capitol Street, NE
                            Washington, DC 20002-4240
                            Toll-Free 1-800-669-7400
               Para asistencia en Espanol llame al 1-800-669-8216
                                 www.icmarc.org
                               ANR000-001-0204-214

Item 2 (Code of Ethics): The Board of Directors of the registrant has adopted a code of ethics that applies to the Vantagepoint Funds and its principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Item 3 (Audit Committee Financial Expert): All of the members of the Audit Committee of the registrant have been determined by its Board of Directors to be Audit Committee Financial Experts. The members of the Audit Committer are:
Arthur Lynch, Eddie N. Moore, Jr., and Anthony Calhoun. All Audit Committee members are independent under the applicable rules.

Item 4  (Principal Accountant Fees and Services):

        Sub-item 4a (Audit Fees). The amount of the aggregate fees billed for professional services rendered by the registrant's principal accountant, PricewaterhouseCoopers LLP, was $214,500 for the 2003 audit of the registrant's annual financial statements. In 2002, the registrant's principal accountant was Deloitte & Touche LLP, and the amount of their aggregate fees billed for the professional services rendered for the 2002 audit of the registrant's annual financial statements was $184,740.

        Sub-item 4b (Audit Related Fees). The aggregate fees billed for assurance and related services rendered by the registrant's principal accountant, PricewaterhouseCoopers LLP, that are reasonably related to the performance of the audit of the registrant's annual financial statements were $42,500 for 2003, and are not reported under Sub-item 4a. Such services were provided to review the June 30, 2003 Semi-Annual Report of the registrant. The principal accountant, Deloitte & Touche LLP, rendered no such services in 2002.

        Sub-item 4c (Tax Fees). The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $65,000 and $63,100 for 2003 and 2002, respectively. Such services included the preparation of the registrant's income tax and excise tax returns, and related tax provision work.

        Sub-item 4d (All Other Fees). The aggregate fees billed for professional services provided by the registrant's principal accountant, Deloitte & Touche LLP, other than the services reported in sub-items 4a through 4c were $10,000 for 2002. Such services covered an annual review of the registrant's performance calculations. No such fees were billed to the registrant by PricewaterhouseCoopers LLP for 2003.

        Sub-item 4e (1) The registrant's Audit Committee pre-approves all audit and non-audit services to be performed by the registrant's accountants before they are engaged to perform such services. (2) The registrant's Audit Committee acted on and approved 100% of the services described in sub-items 4b through 4d of this item.

        Sub-item 4f Not applicable.

        Sub-item 4g The aggregate non-audit fees billed for professional services rendered by the registrant's principal accountant, PricewaterhouseCoopers LLP, to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser were $30,000 for 2003. Such services were billed to and paid for by the parent of the registrant's investment adviser to provide a review of the June 30, 2003 trust financial statements of the registrant's controlling shareholder. The principal accountant, Deloitte & Touche LLP, rendered no such services in 2002.

        Sub-item 4h Not applicable.

Item 5  (Audit Committee of Listed Registrants): Not applicable to this filing.

Item 6  (Reserved)

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable.

Item 8  (Reserved)

Item 9  (Controls and Procedures):

        Sub-item 9a (Disclosure Controls and Procedures). The Principal Executive and Principal Financial Officers have concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

        Sub-item 9b (Internal Controls). There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 (Exhibits):

        Sub-item 10a - Code of Ethics exhibit is attached.

        Sub-item 10b - Certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     March 8, 2004
                       ---------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.


                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     March 8, 2004
                       -----------------------


                  By:      /s/ John Bennett
                       ---------------------------------------------------------
                           John Bennett, Principal Financial Officer

                  Date     March 3, 2004
                       -----------------------